UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                            File No.  333-104512

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 14	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                        File No.  811-3330

Amendment No. 190	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – II
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                                (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, VP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2007

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2007 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Flexible Premium Deferred Variable Annuity Contract

The Best of America Elite Venue Annuity®
Nationwide Life Insurance Company
Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-II
The date of this prospectus is May 1, 2007.

This prospectus contains basic information you should understand about the contracts before investing – the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2007), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 54.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:
Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov.  Information about this and other Best of America products can be found at: www.nationwide.com.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value.  The benefit of the credits may be more than offset by the additional asset-based fees that the contract owner will pay as a result of the increased contract value due to the credits.  A contract without credits may cost less.

The following is a list of the underlying mutual funds available under the contract.

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
•	AIM V.I. Capital Development Fund: Series II Shares
American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class IV†
•	American Century VP Mid Cap Value Fund: Class II
•	American Century VP Value Fund: Class II*
•	American Century VP Vista Fund: Class II
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Service Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares
Federated Insurance Series
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class 2*
•	VIP Growth Portfolio: Service Class 2
•	VIP Overseas Portfolio: Service Class 2R†
Fidelity Variable Insurance Products Fund II
•	VIP Contrafund® Portfolio: Service Class 2
•	VIP Investment Grade Bond Portfolio: Service Class 2*
Fidelity Variable Insurance Products Fund III
•	VIP Mid Cap Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund IV
•	Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	VIP Energy Portfolio: Service Class 2†
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund: Class 2

1

•	Templeton Developing Markets Securities Fund: Class 3†
•	Templeton Foreign Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†
Janus Aspen Series
•	Forty Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†
•	INTECH Risk-Managed Core Portfolio: Service Shares
Lehman Brothers Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class*
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust (“NVIT”) (formerly Gartmore Variable Insurance Trust ("GVIT") )
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Global Growth Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III*†
•	Gartmore NVIT Emerging Markets Fund: Class VI†
•	Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II (formerly, GVIT Small Cap Growth Fund: Class II)
•	Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II (formerly, GVIT Small Cap Value Fund: Class II)
•	Nationwide Multi-Manger NVIT Small Company Fund: Class II (formerly, GVIT Small Company Fund: Class II)
•	Nationwide NVIT Global Health Sciences Fund: Class VI†
•	Nationwide NVIT Global Technology and Communications Fund: Class VI†
•	Nationwide NVIT Government Bond Fund: Class I
•	Nationwide NVIT Investor Destinations Funds: Class II
➢	Nationwide NVIT Investor Destinations Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderate Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Nationwide NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide NVIT Mid Cap Growth Fund: Class II
•	Nationwide NVIT Money Market Fund: Class I
•	Nationwide NVIT U.S. Growth Leaders Fund: Class II
•	NVIT International Index Fund: Class VIII†
•	NVIT International Value Fund: Class VI†
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Nationwide® Fund: Class II
•	Van Kampen NVIT Comstock Value Fund: Class II*
•	Van Kampen NVIT Multi Sector Bond Fund: Class I*
Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class*
•	AMT International Portfolio: S Class†
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 4†
•	Oppenheimer High Income Fund/VA: Class 4†
•	Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II*
•	U.S. Real Estate Portfolio: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
•	AllianceBernstein Small/Mid Cap Value Portfolio:
Class B
American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class II
Dreyfus
•	Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares
Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares
Janus Aspen Series
•	Balanced Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Mid Cap Growth Portfolio: S Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:

Fidelity Variable Insurance Products Fund III
•	VIP Value Strategies Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 2
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class II

2

Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class II
Fidelity Variable Insurance Products Fund
•	VIP Overseas Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund: Class 2
Nationwide Variable Insurance Trust
•	Gartmore NVIT Emerging Markets Fund: Class II
•	Gartmore NVIT Global Utilities Fund: Class II
•	Nationwide NVIT Global Financial Services Fund: Class II
•	Nationwide NVIT Global Health Sciences Fund: Class II
•	Nationwide NVIT Global Technology and Communications Fund: Class II
•	NVIT International Value Fund: Class II
Janus Aspen Series
•	International Growth Portfolio: Service Shares
Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Service Shares
Putnam Variable Trust
•	Putnam VT International Equity Fund: Class IB
Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class II

Effective May 1, 2005, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class I*

Effective May 1, 2007, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/VA: Service Shares

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

†These underlying mutual funds assess a short-term trading fee.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-II ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific information).

3

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin.

Annuity unit- An accounting unit of measure used to calculate the value of variable annuity payments.

Contract value- The value of all accumulation units in a contract plus any amount held in the fixed account,any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

FDIC - Federal Deposit Insurance Corporation.

Fixed account- An investment option that is funded by Nationwide’s general account.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity or IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.

NCUSIF - National Credit Union Share Insurance Fund.

Net asset value- The value of one share of an underlying mutual fund at the end of a market day or at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan- A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Valuation date- Each day the New York Stock Exchange and Nationwide’s home office are open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.

Valuation period-  The period of time commencing at the close of a valuation date and ending at the close of business for the next succeeding valuation date.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Variable account- Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

4

Table of Contents	Page
Glossary of Special Terms	4
Contract Expenses	7
Underlying Mutual Fund Annual Expenses	9
Example	9
Synopsis of the Contracts	10
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Credits on Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free-look
Condensed Financial Information	97
Financial Statements	12
Nationwide Life Insurance Company	12
Nationwide Investment Services Corporation	12
Investing in the Contract	12
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	15
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Standard Charges and Deductions	16
Variable Account Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	19
Death Benefit Options
Spousal Protection Annuity Option
Beneficiary Protector II Option
Capital Preservation Plus Option
Capital Preservation Plus Lifetime Income Option
Lifetime Income Option
Spousal Continuation Benefit
Removal of Variable Account Charges	33
Ownership and Interests in the Contract	33
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Joint Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract
Operation of the Contract	35
Minimum Initial and Subsequent Purchase Payments
Purchase Payment Credits
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfer Restrictions
Transfers Prior to Annuitization
Transfers After Annuitization

5

Table of Contents (continued)	Page
Right to Examine and Cancel	39
Surrender (Redemption) Prior to Annuitization	39
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	40
Surrenders Under Certain Plan Types	40
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	41
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	42
Contract Owner Services	42
Asset Rebalancing
Dollar Cost Averaging
Enhanced Fixed Account Dollar Cost Averaging
Fixed Account Interest Out Dollar Cost Averaging
Systematic Withdrawals
Nationwide Allocation Architect
Custom Portfolio Asset Rebalancing Service
Death Benefits	45
Death of Contract Owner
Death of Annuitant
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Annuity Commencement Date	49
Annuitizing the Contract	49
Annuitization Date
Annuitization
Fixed Annuity Payments
Variable Annuity Payments
Frequency and Amount of Annuity Payments
Annuity Payment Options	50
Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000
Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000
Statements and Reports	51
Legal Proceedings	51
Table of Contents of Statement of Additional Information	54
Appendix A: Underlying Mutual Funds	55
Appendix B: Condensed Financial Information	65
Appendix C: Contract Types and Tax Information	87

6

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%[1]
Maximum Loan Processing Fee	$25[2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%[3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%[4]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[5]
Variable Account Charge	1.75%
Death Benefit Options (an applicant may elect one)
One-Month Enhanced Death Benefit II Option (available beginning May 1, 2004 or a later date if state law requires) Total Variable Account Charges (including this option only)	0.20%[6] 1.95%
One-Month Enhanced Death Benefit Option (available until state approval is received for the One-Month Enhanced Death Benefit II Option) Total Variable Account Charges (including this option only)	0.20% 1.95%
Combination Enhanced Death Benefit II Option (available beginning May 1, 2004 or a later date if state law requires) Total Variable Account Charges (including this option only)	0.35%[7] 2.10%
(continued on next page)

1 Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.
Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or
(2)any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Currently, Nationwide does not assess a loan processing fee.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

5 These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account or to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

6 The One-Month Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

7 The Combination Enhanced Death Benefit II Option is only available for contracts with annuitants age 75 or younger at the time of application.

7

Recurring Contract Expenses (continued)
Combination Enhanced Death Benefit Option (available until state approval is received for the Combination Enhanced Death Benefit II Option) Total Variable Account Charges (including this option only)	0.30%[1] 2.05%
Spousal Protection Annuity Option Total Variable Account Charges (including this option only)	0.20%[2] 1.95%
Beneficiary Protector II Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
0.35%[3] 2.10%
Capital Preservation Plus Lifetime Income Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 1.00%.[4]
1.00%[5] 2.75%
Capital Preservation Plus Option (available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option)
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
0.50%[6] 2.25%
Lifetime Income Option Total Variable Account Charges (including this option only)	1.00%[7] 2.75%
Spousal Continuation Benefit Total Variable Account Charges (including this option and the Lifetime Income Option only)	0.15%[8] 2.90%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Variable Account Charge (applicable to all contracts)	1.75%
Combination Enhanced Death Benefit II Option	0.35%
Spousal Protection Annuity Option	0.20%
Beneficiary Protector II Option	0.35%
Lifetime Income Option	1.00%
Spousal Continuation Benefit	0.15%
Maximum Possible Total Variable Account Charges	3.80%

1 The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

2 For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the daily net assets of the variable account.

3 The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

4 Currently, the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.

5 Effective May 1, 2007, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application.  The Capital Preservation Plus Lifetime Income Option is not available if either of the following optional benefits is elected: the Lifetime Income Option or the Capital Preservation Plus Option.  Currently, the variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the daily net assets of the variable account.

6If the option is still available, the Capital Preservation Plus Option may only be elected at the time of application or within the first 60 days after the contract is issued.  The Capital Preservation Plus Option is not available if the Capital Preservation Plus Lifetime Income Option or the Lifetime Income Option is elected.  Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

7 The maximum charge associated with the Lifetime Income Option is 1.00% of the current income benefit base.  Currently, the charge associated with the Lifetime Income Option is equal to 0.60% of the current income benefit base.

8 The Spousal Continuation Benefit is only available for election if and when the Lifetime Income Option is elected.  The charge associated with the Spousal Continuation Benefit is 0.15% of the current income benefit base.

8

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2006, charged by the underlying mutual funds periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.25%	11.49%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

•	American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV
•	Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R
•	Fidelity Variable Insurance Products Fund IV – VIP Energy Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3
•	NVIT – Federated NVIT High Income Bond Fund: Class III
•	NVIT – Gartmore NVIT Emerging Markets Fund: Class VI
•	NVIT – Nationwide NVIT Global Health Sciences Fund: Class VI
•	NVIT – Nationwide NVIT Global Technology and Communications Fund: Class VI
•	NVIT – NVIT International Index Fund: Class VIII
•	NVIT – NVIT International Value Fund: Class VI
•	Janus Aspen Series – International Growth Portfolio: Service II Shares
•	Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class
•	Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4
•	Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	Contingent Deferred Sales Charges; and
•	the total variable account charges associated with the most expensive combination of optional benefits (3.80%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (11.49%)	2,200	4,729	6,438	10,022	1,605	4,304	6,438	10,022	*	4,304	6,438	10,022
Minimum Total Underlying Mutual Fund Operating Expenses (0.25%)	1,020	1,710	2,158	4,398	425	1,285	2,158	4,398	*	1,285	2,158	4,398

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

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Synopsis of the Contracts

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:
•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs");
•	Investment-Only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-Only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
SEP IRA	$10,000	$1,000
Simple IRA	$10,000	$1,000
Tax Sheltered Annuity	$10,000	$1,000

*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

Subsequent purchase payments may not be permitted in all states.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Credits on Purchase Payments

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract.  In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

For further information on PPCs, please see "Purchase Payment Credits" later in this prospectus.

Charges and Expenses

Variable Account Charge

Nationwide deducts a Variable Account Charge equal to an annualized rate of 1.75% of the daily net assets of the variable account.  Nationwide assesses this charge to offset expenses incurred in the day to day business of distributing, issuing and maintaining variable annuity contracts.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charges*
One-Month Enhanced Death Benefit II Option[1]	0.20%
One-Month Enhanced Death Benefit Option[2]	0.20%
Combination Enhanced Death Benefit II Option[3]	0.35%
Combination Enhanced Death Benefit Option[4]	0.30%

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

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1The One-Month Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 80 or younger at the time of application.

2The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.

3The Combination Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 75 or younger at the time of application.

The Combination Enhanced Death Benefit Option is available until state approval is received for the Combination Enhanced Death Benefit II Option and is only available for contracts with annuitants age 80 or younger at the time of application.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Spousal Protection Annuity Option

A Spousal Protection Annuity Option is available under the contract at the time of application.  If the contract owner elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the daily net assets of the variable account.

Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract at the time of application.  This option is only available for contracts with annuitants age 75 or younger at the time of application.  If the contract owner of an eligible contract elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account.  Additionally, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%.

Capital Preservation Plus Option

The Capital Preservation Plus Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option.  If the option is still available, it may only be elected at the time of application.  The Capital Preservation Plus Option may not be elected if the Capital Preservation Plus Lifetime Income Option or the Lifetime Income Option is elected.

If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return for assets in the Guaranteed Term Option/Target Term Option will be lowered due to the assessment of this charge.

Capital Preservation Plus Lifetime Income Option

For contracts issued prior to May 1, 2007, the CPP Lifetime Income Option may be elected at any time.  For contracts issued on or after May 1, 2007, the CPP Lifetime Income Option may only be elected at the time of application.  .  The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be age 35 or older at the time of application.  The Capital Preservation Plus Lifetime Income Option may not be elected if either of the following optional benefits is elected:  the Lifetime Income Option or the Capital Preservation Plus Option.

If the contract owner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account.  Currently, the variable account charge is an annualized rate of 0.60% of the daily net assets of the variable account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  Currently, the interest rate deduction is 0.60%.

Lifetime Income Option

For contracts issued prior to May 1, 2007, the Lifetime Income Option may be elected at any time.  For contracts issued on or after May 1, 2007, the Lifetime Income Option may only be elected at the time of application. The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time the option is elected.  The Lifetime Income Option may not be elected if either of the following optional benefits is elected: Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option.

If the contract owner or applicant elects the Lifetime Income Option, Nationwide will deduct an annual charge not to exceed 1.00% of the current income benefit base, which is the amount upon which the annual benefit is based.  Currently, the charge for the Lifetime Income Option is 0.60% of the current income benefit base.  The charge is deducted on each anniversary of the election of the Lifetime Income Option and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

Spousal Continuation Benefit

The Spousal Continuation Benefit is only available for election if and when the Lifetime Income Option is elected.  The contract owner’s spouse (or the primary annuitant’s spouse in the case of a non-natural contract owner) must be between age 45 and 85 at the time the option is elected.  If the contract owner or applicant elects the Spousal Continuation Benefit, Nationwide will deduct an annual charge of 0.15% of the current income benefit base.  The charge is deducted at the same time and in the same manner as the Lifetime Income Option charge.

Charges for Optional Benefits

The charges associated with optional benefits will not be assessed after annuitization.

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Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Ten Day Free-look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amount required by law (see "Right to Examine and Cancel").

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values.  All classes of accumulation unit values may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on October 7, 1981 pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses, credited to or charged against the variable account, reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund’s prospectus contains more detailed information about that fund.  Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

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In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.

Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a GTO are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for GTO obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any GTO, subject to Nationwide's claims-paying ability.  A GTO prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the GTO(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates.  No market value adjustment will be applied if GTO allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from GTOs.  Please refer to the prospectus for the GTOs for further information.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, GTOs are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For contract owners that elect the following optional benefits, allocations made to the GTOs will be assessed a fee as indicated:

Optional Benefit	GTO Charge
Beneficiary Protector II Option	0.35%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	up to 1.00%*

*Currently, the GTO charge associated with this option is 0.60%.

The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the Guaranteed Term Options.

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Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options ("TTOs") instead of GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.  Target Term Options are not available separate from these options.

For all material purposes, GTOs and TTOs are the same.  Target Term Options are managed and administered identically to GTOs.  The distinction is that the interest rate associated with TTOs is not guaranteed as it is in GTOs.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean TTOs (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide's general account.  The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.  The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the fixed account at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rates depending on the following categories of fixed account allocations:

•
New Money Rate– The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate– Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate– The rate available for maturing fixed account allocations that are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures.  At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate– From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.  Additionally, Nationwide guarantees that interest credited to fixed account allocations will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period

The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.  During a fixed account interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.  If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

For new purchase payments allocated to the fixed account and transfers to the fixed account, the fixed account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months

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beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

The fixed account interest rate guarantee period is distinct from the maturity durations associated with Guaranteed Term Options.

Fixed Account Charges Assessed for Certain Optional Benefits

All interest rates credited to the fixed account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same rate of interest as a contract with no optional benefits.  However, for contract owners that elect the Beneficiary Protector II Option, a charge is assessed to assets allocated to the fixed account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Beneficiary Protector II Option, payments or transfers made to the fixed account will be assessed a fee of 0.35%.  Consequently, the interest rate of return credited to assets in the fixed account will be lowered due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for the Beneficiary Protector II Option, Nationwide guarantees that the interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms.  The individual financial institution or brokerage firm may limit the availability of certain features or optional benefits in accordance with their internal policies.  No financial institution or brokerage firm is responsible for the guarantees under the contracts.  Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

The following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.75%.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates

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transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2006, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Standard Charges and Deductions

Variable Account Charge

Nationwide deducts a Variable Account Charge from the variable account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.75% of the daily net

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assets of the variable account.  This fee compensates Nationwide for expenses incurred in the day-to-day business of distributing, issuing and maintaining annuity contracts.  If the Variable Account Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from purchase payments upon deposit into the contracts.  However, if any part of the contract is surrendered prior to annuitization, Nationwide may deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	0%

Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option (see "Spousal Protection Annuity Option" on page 20).

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(1)	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or

(2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of other calculations under the contract, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least 2 years;

(2)
upon payment of a death benefit. However, additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract (see "Spousal Protection Annuity Option" on page 20); or

(3)	from any values which have been held under a contract for at least 4 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

(a)	the contract value at the close of the day prior to the date of the withdrawal; and

(b)	the total purchase payments made to the contract (less an adjustment for amounts surrendered).

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

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The waiver of CDSC only applies to partial surrenders.  If the contract owner elects to surrender the contract in full, where permitted by state law, Nationwide will assess a CDSC on the entire amount surrendered.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a one-year period that deplete the entire contract value; or

•	any single surrender of 90% or more of the contract value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.

Under this provision, no CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)	the time the contract is surrendered;

(2)	annuitization; or

(3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

18

•	surrenders of annuity units to make annuity payments;

•	surrenders of accumulation units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Death Benefit Options

For an additional charge, an applicant may elect a death benefit option.  The charge associated with all of the death benefit options will be assessed until annuitization and will be assessed on variable account allocations only.

One-Month Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with annuitants age 80 or younger at the time of application can elect the One-Month Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 46.

One-Month Enhanced Death Benefit Option

For contracts issued prior to state approval of the One-Month Enhanced Death Benefit II Option, the applicant can elect the One-Month Enhanced Death Benefit Option.  Once state approval is received for the One-Month Enhanced Death Benefit II Option, this option is no longer available.  The One-Month Enhanced Death Benefit Option is the same as the One-Month Enhanced Death Benefit II Option, except that there is no restriction as to the annuitant's age and item (3) above considers the highest contract anniversary prior to the annuitant's 86th birthday (less similar adjustments).  Nationwide may realize a profit from the charge assessed for this option.

Combination Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with annuitants age 75 or younger at the time of application can elect the Combination Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 46.

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Combination Enhanced Death Benefit Option

For contracts issued prior to state approval of the Combination Enhanced Death Benefit II Option, the applicant can elect the Combination Enhanced Death Benefit Option.  Once state approval is received for the Combination Enhanced Death Benefit II Option, this option is no longer available.  The Combination Enhanced Death Benefit Option is the same as the Combination Enhanced Death Benefit II Option, except that this option has a lower price (0.30% of the daily net assets of the variable account) and the option may be elected by applicants with annuitants age 80 or younger at the time of application.  Nationwide may realize a profit from the charge assessed for this option.

Spousal Protection Annuity Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, a contract owner can elect the Spousal Protection Annuity Option.  For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the daily net assets of the variable account.  The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts.  The Spousal Protection Annuity Option allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)	The spouses must be co-annuitants;

(3)	Both spouses must be age 85 or younger at the time the contract is issued (or such younger age that is required by the terms of any elected optional benefit);

(4)	Both spouses must be named as beneficiaries;

(5)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner); and

(7)
If the contract owner requests to add a co-annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the contract owner to provide a copy of the marriage certificate.

If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner.  Additionally, if the death benefit value is higher than the contract value at the time of the first co-annuitant’s death, Nationwide will adjust the contract value to equal the death benefit value.  The surviving co-annuitant may then name a new beneficiary but may not name another co-annuitant.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract.

The charge associated with this option is assessed on variable account allocations only.  Nationwide may realize a profit from the charge assessed for this option.

Beneficiary Protector II Option

For an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account, the contract owner may purchase the Beneficiary Protector II Option.  In addition, allocations to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%.  Nationwide may realize a profit from the charge assessed for this option.  The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

The Beneficiary Protector II Option provides that upon the death of the annuitant (and potentially, the co-annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit").  The amount of the benefit depends on the annuitant’s age at the time of application and, if applicable, the co-annuitant’s age at the time of the first annuitant’s death.

After the death of the last surviving annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)	terminate the contract; or

(b)	continue the contract, subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first annuitant’s death, is as follows:

Earnings Percentage x Adjusted Earnings

If the annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%.  If the annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) – (b); where:

a =	the contract value on the date the death benefit is calculated and prior to any death benefit calculation; and

b =	purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than

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12 months before the date of the annuitant’s death, proportionally adjusted for surrenders.

The benefit will either be paid in addition to the death benefit, or will be credited to the contract if there is a co-annuitant named to the contract.

If there is no co-annuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.

Calculation of the Second Benefit

If a co-annuitant is named under the contract, a second benefit will be paid upon the death of the co-annuitant if the co-annuitant is age 75 or younger at the date of the first annuitant’s death.  If the co-annuitant is older than age 75 at the date of the first annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated.  The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit

If the co-annuitant is age 70 or younger at the time of the first annuitant’s death, the Earnings Percentage will be 40%.  If the co-annuitant is age 71 through age 75 at the time of the first annuitant’s death, the Earnings Percentage will be 25%.

Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:

a =	contract value on the date the second death benefit is calculated (before the second death benefit is calculated);

b =
the contract value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for surrenders; and

c =	purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning contract value and purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the co-annuitant’s death, proportionally adjusted for surrenders.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

How the Benefit is Allocated

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus ("CPP") Option provides a "return of principal" guarantee over an elected period of time  (3, 5, 7, or 10 years -- the "program period").  Contract value at the end of the CPP program period will be no less than contract value at the beginning of the period, regardless of market performance.  Note, however, that surrenders that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program.  This investment component is allocated according to contract owner instructions.

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

When the CPP Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of the two general components described above.  Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The CPP Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account.  This charge will be assessed against the GTO through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the CPP Option will remain the same for the duration of the CPP program period.  When the CPP program period ends or an elected CPP Option is terminated, the charges associated with the option will no longer be assessed.

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The Advantage of the Capital Preservation Plus Option

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the CPP Option.  To do this, contract owners would have to determine how much of their contract value would need to be allocated to a GTO so that the amount at maturity (principal plus interest attributable to the GTO allocation) would approximate the original total investment.  The balance of the contract value would be available to be allocated among underlying mutual funds or the fixed account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the CPP Option, however, generally permits a higher percentage of the contract value to be allocated outside of the GTO among underlying mutual funds and/or the fixed account.  This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The CPP Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option.  If available, the CPP Option may only be elected at the time of application.  The CPP Option may not be elected if the Capital Preservation Plus Lifetime Income Option or the Lifetime Income Option is elected.

Additionally, at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the contract owner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time.  If the contract owner elects to participate in a new CPP Option, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Option

From time to time, Nationwide may offer an enhanced version of the CPP Option.  The Enhanced CPP Option costs the same as the standard CPP Option and operates similarly.  The distinction between the two options is that the enhanced version provides contract owners with a larger Non-Guaranteed Term Option component than would be available under the standard CPP Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component.  It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the CPP Option.

During the CPP program period, the following conditions apply:

•	If surrenders are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

•	Only one CPP Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Enhanced Fixed Account Dollar Cost Averaging is not available as a contract owner service.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the GTOs may be added to the contract.

•
If, while the CPP Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a GTO due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a GTO and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the CPP Option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds.  The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the CPP program period elected by the contract owner.

Nationwide makes only certain underlying mutual funds available when a contract owner elects the CPP Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the CPP Option were excluded on the basis of similar risk considerations.

During the CPP program period, the following investment options are available for the Non-Guaranteed Term Option component:

1.	the fixed account; and/or

2.	a variable investment option, which could be one of the following:

a.	if the Nationwide Allocation Architect service is available, one of the models available through that service (see "Contract Owner Services"); or the Static Asset Allocation Models; or

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b.	if the Custom Portfolio Asset Rebalancing Service is available, one of the models available through that service (see “Contract Owner Services”); or

c.	any combination of the underlying mutual funds listed below (hereafter, the “CPP investment options”).

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
•	AIM V.I. Capital Development Fund: Series II Shares
American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class II
•	American Century VP Value Fund: Class II
•	American Century VP Vista Fund: Class II
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Service Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares
Federated Insurance Series
•	Federated Quality Bond Fund II: Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class 2
•	VIP Growth Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund II
•	VIP Contrafund® Portfolio: Service Class 2
•	VIP Investment Grade Bond Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund III
•	VIP Mid Cap Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund IV
•	Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
Nationwide Variable Insurance Trust (“NVIT”)
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Nationwide NVIT Government Bond Fund: Class I
•	Nationwide NVIT Investor Destinations Funds
➢	Nationwide NVIT Investor Destinations Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderate Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Nationwide NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide NVIT Mid Cap Growth Fund: Class II
•	Nationwide NVIT Money Market Fund: Class I
•	Nationwide NVIT U.S. Growth Leaders Fund: Class II
•	NVIT Nationwide® Fund: Class II
•	NVIT Mid Cap Index Fund: Class I
•	Van Kampen NVIT Comstock Value Fund: Class II
Janus Aspen Series
•	Forty Portfolio: Service Shares
•	INTECH Risk-Managed Core Portfolio: Service Shares
Lehman Brothers Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
Neuberger Berman Advisers Management Trust
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares
•	Oppenheimer Main Street Fund®/VA: Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen – The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II

Static Asset Allocation Models
Balanced Option
•	50% Nationwide NVIT Investor Destination Moderate Fund: Class II
•	50% Nationwide NVIT Investor Destination Moderately Conservative Fund: Class II
Capital Appreciation Option
•	50% Nationwide NVIT Investor Destination Moderate Fund: Class II
•	50% Nationwide NVIT Investor Destination Moderately Aggressive Fund: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class II
Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares
Janus Aspen Series
•	Balanced Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Mid Cap Growth Portfolio: S Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:

Fidelity Variable Insurance Products Fund III
•	VIP Value Strategies Portfolio: Service Class 2

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Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 2
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class II

Note, however, that if the contract owner wishes to take advantage of an Enhanced CPP Option, the list of available investment options may be restricted further than that which is listed above.

Election of the CPP Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect CPP Option programs already in effect.

Surrenders During the CPP Program Period

If, during the CPP program period, the contract owner takes a partial surrender from the contract, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and GTO.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the GTO.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from the GTO and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the CPP Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the CPP program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the CPP program period, transfers to underlying mutual funds that are not included in the CPP Option program are not permitted.

If the Nationwide Allocation Architect and/or the Custom Portfolio Asset Rebalancing Service services are available as a Non-Guaranteed Term Option investment, the contract owner may move the variable portion of the Non-Guaranteed Term Option component back and forth between the Nationwide Allocation Architect service, the Custom Portfolio Asset Rebalancing Service and the CPP investment options at any time during the CPP program period.  Whenever the contract owner elects to move the variable portion of the Non-Guaranteed Term Option component from the Nationwide Allocation Architect service or Custom Portfolio Asset Rebalancing Service to the CPP investment options, all sub-account values allocated to underlying mutual funds that are not part of the CPP investment options must be reallocated to one or more CPP investment options.  While the contract owner elects to participate in the Nationwide Allocation Architect service or the Custom Portfolio Asset Rebalancing Service, the terms and conditions associated with that service apply.

For those contracts that have elected an Enhanced CPP Option, transfers may be further limited during the program period.

Terminating the Capital Preservation Plus Option

Once elected, the CPP Option cannot be revoked, except as provided below.

If the contract owner elected a CPP program period matching a 7-year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a CPP program period matching a 10-year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the CPP Option as described above, the charges associated with the CPP Option will no longer be assessed, all guarantees associated with the CPP Option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the CPP Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the CPP program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.  Amounts credited under the CPP Option are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.  If the contract owner does not elect to begin a new CPP Option program, the amount previously allocated to the GTO and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of the Capital Preservation Plus Lifetime Income Option

At the end of any CPP program period or after terminating a CPP Option, the contract owner may elect to replace the CPP Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time.  Any such election must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

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Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is an extension of the CPP Option.  It provides the principal protection of the CPP Option, along with an additional benefit: the ability of the contract owner to receive a consistent lifetime income stream regardless of the actual value of their contract.

The CPP Lifetime Income Option is a two-phase option.  The first phase (the "preservation phase") is substantially the same as the CPP Option (see "Capital Preservation Plus Option").  Part of the contract value is allocated to a GTO and the remainder is allocated to available non-GTO investment options.  At the end of the CPP program period, if the contract value is less than the contract value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount.

Immediate Withdrawals

The second phase of the CPP Lifetime Income Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base.  Thereafter, the contract owner may take surrenders from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual contract value.  This essentially provides the contract owner with an available lifetime stream of income.  Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

In short, the preservation phase gives the contract owner the assurance of a principal guarantee and the withdrawal phase gives the contract owner the opportunity for a consistent lifetime income stream.  The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.

Contract owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually.  Election of this benefit changes some of the terms of the CPP Lifetime Income Option.  Refer to the "Immediate Withdrawal Benefit" subsection later in this provision.

Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account.  Additionally, rates credited to the Guaranteed Term Option will be reduced by an amount not to exceed 1.00%.  Currently, the charge associated with the CPP Lifetime Income Option is 0.60% of the daily net assets of the variable account and a 0.60% reduction in the Guaranteed Term Option crediting rate.  Nationwide may realize a profit from the charge assessed for this option.  All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the contract owner elects a new CPP program or invokes the reset opportunity, discussed herein).

Availability

For contracts issued prior to May 1, 2007, the CPP Lifetime Income Option may be elected at any time.  For contracts issued on or after May 1, 2007, the CPP Lifetime Income Option may only be elected at the time of application.  The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time of election.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to "contract owner" shall mean primary annuitant.  The CPP Lifetime Income Option is not available if either of the following optional benefits is elected: Lifetime Income Option or the CPP Option.  Additionally, the CPP Lifetime Income Option may not be revoked or terminated except as described herein.

The CPP Lifetime Income Option may also be elected by contract owners who previously elected the CPP Option.  Thus, the contract owner would be switching from the CPP Option to the CPP Lifetime Income Option.  Any such election to switch must occur at the end of a CPP program period or after terminating a CPP Option as described in the "Capital Preservation Plus Option" provision.  The newly elected CPP Lifetime Income Option will be added to the contract at the charges, rates and allocation percentages in effect at that point in time and the old CPP Option will be removed (including the charge).  Any election to switch from the CPP Option to the CPP Lifetime Income Option and complete instructions must be received by Nationwide within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Lifetime Income Option

From time to time, Nationwide may offer an enhanced version of the CPP Lifetime Income Option.  The Enhanced CPP Lifetime Income Option costs the same as the standard CPP Lifetime Income Option and operates similarly.  The distinction between the two options lies in the preservation phase of the option.  During the preservation phase of the Enhanced CPP Lifetime Income Option, contract owners will have a larger Non-GTO component than would be available during the preservation phase of the standard CPP Lifetime Income Option.  In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the Non-GTO component.  It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-GTO component during the preservation phase.  Any Enhanced CPP Lifetime Income Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.

Preservation Phase of the CPP Lifetime Income Option

The first phase of the CPP Lifetime Income Option, the preservation phase, is similar to the CPP Option.  It enables the contract owner to allocate part of his/her contract value to the fixed account and/or certain underlying mutual funds in order to benefit from possible market appreciation, while preserving a return of principal guarantee.  The preservation phase of the CPP Lifetime Income Option generally operates the same as the CPP Option.

•	All of the terms and conditions associated with the CPP Option also apply to the preservation phase of the CPP Lifetime Income Option except that contract owners may

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not terminate the CPP Lifetime Income Option prior to the end of the CPP program period (see "Terminating the Capital Preservation Plus Option").

•	Market conditions determine the availability and allocation percentages of the various CPP program periods.

•	Surrenders that are deducted from the contract during the preservation phase will reduce the value of the guarantee proportionally.

•	If at the end of any CPP program period the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.

•	Amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.

During the preservation phase, for purposes of this option, Nationwide will consider a change in contract owner as a death of contract owner.

Options at the End of the Preservation Phase

Approximately 90 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the contract owner.  The communication will inform the contract owner of his/her options relating to the CPP Lifetime Income Option and will instruct him/her to elect how the contract should continue.  The contract owner must elect to: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option.  The contract owner's election is irrevocable.  Each of the options are discussed more thoroughly below.

Remaining in the preservation phase of the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to remain in the preservation phase of the CPP Lifetime Income Option by beginning a new CPP program.  If the contract owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the contract value as of the beginning of that CPP program period.  The charge, from that point forward, will be the then current charge for the CPP Lifetime Income Option.

Moving into the withdrawal phase of the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to begin the withdrawal phase of the CPP Lifetime Income Option (see "Withdrawal Phase of the CPP Lifetime Income Option" below).  During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program.

Terminating the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to terminate the CPP Lifetime Income Option.  Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed.  The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the contract value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market sub-account.

If Nationwide does not receive the contract owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option.

Withdrawal Phase of the CPP Lifetime Income Option

Upon electing to begin the withdrawal phase, the contract owner must instruct Nationwide how to allocate their contract value among a select group of investment options.  A list of the investment options available during the withdrawal phase will be included in the election notice.  The contract owner may reallocate only among the limited investment options for the remainder of the withdrawal phase.

During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in contract owner (unless the change would result in using the same determining life).

At the beginning of the withdrawal phase of the CPP Lifetime Income Option, Nationwide will determine the lifetime withdrawal base, which is equal to the contract value as of the end of the CPP program period (including any amounts credited under the principal guarantee).

At any point in the withdrawal phase, the contract owner may begin taking the lifetime income stream by requesting a surrender from the contract.  All surrenders taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the surrender request.

At the time the first surrender is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount."  The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding lifetime withdrawal percentage in the chart that follows.

Age of determining life:	Lifetime withdrawal percentage:
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%

The lifetime withdrawal percentage is based on the age of the determining life as of the date of the first surrender during the withdrawal phase and will not change, except as described in the "Lifetime Withdrawal Base Reset Opportunity."

Thereafter, on each anniversary of the beginning of the withdrawal phase, the contract owner is entitled to surrender an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base.  The contract owner

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may continue to take annual surrenders that do not exceed the lifetime withdrawal amount until the earlier of the contract owner's death or annuitization regardless of the actual value of the contract.  Thus, it is possible for the contract owner to take annual surrenders equal to the lifetime withdrawal amount after the contract value is zero.  After the contract value falls to zero, the contract owner can continue to take annual surrenders of no more than the lifetime withdrawal amount.  Surrender requests may be submitted systematically or directly by the contract owner.

Although surrenders of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the contract value and death benefit, and are subject to the CDSC provisions of the contract.  Lifetime withdrawal amounts not surrendered in a given year are forfeited and may not be claimed in subsequent years.

Contract owners are permitted to take surrenders in excess of the lifetime withdrawal amount (provided that the contract value is greater than zero).  However, to the extent that a surrender exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years.  The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the contract value (after it is reduced by the lifetime withdrawal amount).  Once the contract value falls to zero, the contract owner is no longer permitted to take surrenders in excess of the lifetime withdrawal amount.

Surrenders taken before the contract owner is age 59½ may be subject to additional tax penalties.

Required Minimum Distribution Privilege

If you surrender an amount greater than your benefit amount for the sole purcpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, we will not reduce your income benefit base.  Nationwide reserves the right to modify or eliminate this required minimum distribution privilege.

Lifetime Withdrawal Base Reset Opportunity

On each 5-year anniversary of the beginning of the withdrawal phase, if the contract value exceeds the lifetime withdrawal base, the contract owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current contract value.

Nationwide will provide the contract owner with advance notice of any reset opportunity and will provide the contract value information necessary for the contract owner to decide whether or not to invoke the reset opportunity.  If Nationwide does not receive and record a contract owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the contract owner does not wish to reset the lifetime withdrawal base.

If the contract owner chooses to reset the lifetime withdrawal base, the following terms and conditions will apply:

•	The contract owner will be assessed the charge for the CPP Lifetime Income Option that is in effect as of the date of the election to reset the lifetime withdrawal base.

•	The lifetime withdrawal percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply.

•	The lifetime withdrawal percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first surrender during the withdrawal phase.

Nationwide reserves the right to limit the number of reset opportunities to one.

Annuitization and the CPP Lifetime Income Option

Election of the CPP Lifetime Income Option does not restrict the contract owner's right to annuitize the contract.

If the contract owner elects to annuitize during the preservation phase, the contract owner must transfer the entire GTO allocation to another investment option (GTOs are not available during annuitization), and the transfer may result in a market value adjustment.  All guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable.  The amount to be annuitized will be the contract value after any market value adjustment has been applied.

If the contract owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable.  The amount to be annuitized will be the contract value.  Since surrenders from the contract during the withdrawal phase of the option reduce the contract value, and consequently, the amount to be annuitized, the contract owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPP Lifetime Income Option.

Succession of Rights and Termination of the CPP Lifetime Income Option

The following events will trigger an automatic termination of the CPP Lifetime Income Option:

•	a full surrender of the contract;

•	a full surrender of the death benefit proceeds; or

•	an election to annuitize the contract.

If any of the events listed above occur, the CPP Lifetime Income Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.

The death of the determining life has complex consequences that are unique to the CPP Lifetime Income Option.For specific information about rights of succession, please consult with your registered representative or call Nationwide’s service center.

Immediate Withdrawal Benefit

During the preservation phase of the CPP Lifetime Income Option, the contract owner can invoke the immediate withdrawal benefit.  This benefit permits the contract owner to take immediate withdrawals of up to 6% annually of the guaranteed amount until the benefit is exhausted.  The benefit may only be invoked during the preservation phase,

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specifically during the current CPP program period, but once it is invoked, withdrawals will be permitted both during the current CPP program period and after its maturity date, until the guaranteed amount is exhausted.  After the benefit is invoked, the contract owner's current CPP program period will remain in effect until its regular maturity date.  The CPP program period's ending does not automatically terminate the option.  However, the contract owner will receive notice that the contract value must be reallocated in order to continue the option (see “Options at the end of the CPP Program Period” later in this subsection).  As long as the contract owner reallocates the contract value upon the maturity of the current CPP program period, the contract owner will remain in the preservation phase of the option (subject to the limitations herein) and continue to receive immediate withdrawals for the duration of the option.  The investment options available upon the maturity of the CPP program period will be limited and may not include GTO options.

Invoking the immediate withdrawal benefit changes some of the conditions associated with the CPP Lifetime Income option, as indicated below:

•
Invoking the immediate withdrawal benefit changes the nature of the guarantee associated with the preservation phase.  Nationwide will not credit an amount to the contract so that the contract value equals the guaranteed amount at the end of the applicable CPP program period.  Instead, the CPP guarantee amount (as determined on the day the benefit is invoked) becomes the basis for determining the amount of the withdrawals permitted under the immediate withdrawal benefit.  This amount is referred to as the "immediate withdrawal base" and is guaranteed not to change as long as the option is not terminated or total annual withdrawals do not exceed the 6% limit (see "Determining the Immediate Withdrawal Base" and "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" later in this subsection).

•
For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  At the CPP program period's end, the contract owner will not be permitted to begin a new CPP program period.  Instead, the contract owner will be required to reallocate the contract value into certain limited investment options.  The contract owner will lose the value of remaining withdrawals if the contract value is not reallocated (see "Options at the End of the CPP Program Period").

•
The contract owner will remain in the preservation phase for the duration of the CPP Lifetime Income option once the immediate withdrawal benefit is invoked.  The contract owner will not be permitted to enter the lifetime withdrawal phase of the option.

•
The "Succession of Rights and Termination of the CPP Lifetime Income Option" provision no longer applies once the immediate withdrawal benefit is invoked (see instead, "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" in this subsection).

•	Immediate withdrawals in excess of 6% annually will reduce the value of future immediate withdrawals (see "Impact of Withdrawals in Excess of 6%" later in this subsection).

•	No additional purchase payments are permitted once the immediate withdrawal benefit is invoked.

•	The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in one contract year cannot be carried over to the following contract year.

•
Nationwide may discontinue offering the immediate withdrawal benefit.  If the benefit is discontinued, contract owners who have elected the CPP Lifetime Income Option will be permitted to invoke the benefit (subject to the conditions herein).

Immediate withdrawals are subject to the applicable CDSC provisions of the contract.  If taken prior to age 59½, the withdrawals could incur a penalty tax.  Minimum required distributions could cause annual withdrawals to exceed 6% (see "Impact of an Immediate Withdrawal (within the 6% limit)" in this subsection).

Invoking the Immediate Withdrawal Benefit.  A contract owner wishing to take an immediate withdrawal must affirmatively elect to invoke the benefit using a form approved by Nationwide.  Upon receipt of this affirmative election, Nationwide will determine the immediate withdrawal base.  Note:  A surrender request alone will not initiate the immediate withdrawal benefit, but will, instead, be treated as an ordinary surrender under the contract.

In addition, since the contract owner may only invoke the benefit during the preservation phase of the option, the CPP program period that is in effect at the time of the election will continue in effect until the program period ends.  In other words, invoking the immediate withdrawal benefit does not have any affect on the current CPP program period.

Options at the End of the CPP Program Period

For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  The CPP program period is chosen by the contract owner and generally corresponds to the duration of any GTO option chosen by the contract owner.  Upon the CPP program period end, the contract owner will have two options:

•	reallocate the contract value among the limited available investment options; or

•	let the CPP Lifetime Income Option terminate.

Nationwide will communicate the ensuing CPP program period end to the contract owner approximately 90 days before the end of the period.  An additional notice will be sent (approximately 60 days before the periods end) that will include a list of the limited investment options available.  The contract owner must reallocate the contract value, including amounts allocated to the GTO, among the limited investment options available in order to continue receiving immediate withdrawals under the benefit.  If Nationwide does not receive the contract owner’s instructions prior to the end of the program period, Nationwide will assume that the contract

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owner intends to terminate the CPP Lifetime Income Option.  Note:  If the option is terminated, the contract owner will lose the value of the remaining immediate withdrawal base, i.e., lose any remaining payments (see "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals").

Determining the Immediate Withdrawal Base

The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the contract owner can withdraw under the benefit.  The immediate withdrawal base will be equal to the CPP guarantee amount (as determined on the day the benefit is invoked).  The immediate withdrawal base will not change unless the contract owner takes withdrawals in excess of 6% each year (i.e., the total amount of withdrawals in one year may not exceed 6% of the immediate withdrawal base).

For example, if the contract owner's initial investment at the beginning of the CPP program period was $100,000, assuming no surrenders are made during the CPP program period, the CPP guarantee amount at the end of the CPP program period will be $100,000.  If the contract owner invokes the immediate withdrawal benefit, the immediate withdrawal base becomes the CPP guarantee amount (i.e., $100,000).  The contract value will not be credited with any CPP guarantee amount at the end of the program period.

Taking an Immediate Withdrawal.  After the affirmative election to invoke the benefit has been made and received in good order by Nationwide, in order to take an immediate withdrawal, the contract owner must submit a surrender request to Nationwide.  Nationwide will process the request based upon the election of the withdrawal benefit.  Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and GTO when an immediate withdrawal is requested.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request.  Immediate withdrawals cannot be taken exclusively from the GTO. Amounts surrendered from the GTO could incur a market value adjustment.  Market value adjustments are applied to the contract value and not the amount of the withdrawal request.  Contract owners can request that accumulation units not be surrendered from the GTO in order to avoid application of a market value adjustment.  Please refer to the GTO prospectus for examples of how market value adjustments are calculated.

Impact of Immediate Withdrawals (within the 6% limit).  The impact of an immediate withdrawal on the contract will depend on the immediate withdrawal base, the remaining immediate withdrawal base, and the amount of the gross surrender request.  Annual gross surrenders include required minimum distributions pursuant to the Internal Revenue Code and any applicable CDSC.

Remaining Immediate Withdrawal Base

The amount available or remaining for withdrawal under the benefit is referred to as the "remaining immediate withdrawal base."  This figure is used to track how much the contract owner has withdrawn and how much the contract owner has left to withdraw.

For example assume the following:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $6,000

In the above example, the contract owner has already taken immediate withdrawals that have reduced the remaining immediate withdrawal base to $56,000.  Contract value also includes any market value adjustments.  The impact of the gross surrender request is:

Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

Impact of Withdrawals in Excess of 6%.  Withdrawals in excess of 6% will reduce the immediate withdrawal base (based on the formula described below), thereby reducing the amount of future immediate withdrawals available under the benefit.  This reduction could be significant.  Therefore, requesting surrenders in excess of 6% should be carefully considered.

The reduction to the immediate withdrawal base will be the greater of (i) the dollar amount of the surrender in excess of the 6% withdrawal or (ii) a proportionate reduction based on the ratio of the dollar amount of the excess surrender to the contract value (already adjusted for any applicable market value adjustment and the amount of the surrender request up to 6%) multiplied by the immediate withdrawal base.  The remaining immediate withdrawal base will also be reduced by this same amount.

For example:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $11,000

The impact of the full surrender request will be calculated in two steps:

1.	The impact of the request up to 6% would be (6% of $100,000 = $6,000):

Permissible 6% Withdrawal = $6,000
Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

and

2.	Because the total request exceeded the allowable 6% by $5,000 ($11,000 - $6,000 = $5,000), the proportionate reduction (described above) is applied as follows:

5,000/25,000*100,000 = $20,000.

Therefore, the full impact of the request on the contract would be:
Immediate Withdrawal Base = $80,000
Contract Value = $20,000
Remaining Immediate Withdrawal Base = $30,000

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The contract value is reduced by the dollar amount of the excess surrender request ($5,000).

Surrenders in excess of 6% will not be permitted if contract value is zero.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than 6%.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 6% limit.  If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 6% limit.  A reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if the gross surrender exceeds the 6% limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 6% limit permitted by this benefit (i.e., 6% of the immediate withdrawal base).  In such case, the reduction described in the "Impact of Withdrawals in Excess of 6%" provision will apply.

Minimum Required Distributions

Withdrawals taken pursuant to minimum required distribution rules under the Internal Revenue Code could also cause gross surrender requests to exceed 6% annually if the rules require a distribution greater than the 6% limit be distributed from the contract.  The reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if distributions result in gross surrenders in excess of 6% annually.

How long will the immediate withdrawals last?  A contract owner can continue to take immediate withdrawals as long as there is remaining immediate withdrawal base value.  The number of years will depend on the amount and frequency of the withdrawals taken.  For example, it would take approximately 16 and 2/3 years for a $100,000 remaining immediate withdrawal base to be exhausted if immediate withdrawals did not exceed 6% annually.

Immediate withdrawals that do not exceed 6% annually reduce the remaining immediate withdrawal base by the dollar amount of each immediate withdrawal until the base reaches zero.  Once the remaining immediate withdrawal base reaches zero, the immediate withdrawal benefit is exhausted.

What happens if there is Contract Value but the Remaining Immediate Withdrawal Base is Zero?  If there is contract value left after the remaining immediate withdrawal base is exhausted, the contract owner can no longer take withdrawals under the immediate withdrawal benefit.  Surrenders can still be taken subject to the CDSC provisions of the contract.  The charge associated with the CPP Lifetime Income option will continue to be assessed until the contract is terminated or annuitized.

What happens if the Contract Value is Zero, but there is Remaining Immediate Withdrawal Base Value?  If contract value reaches zero before the remaining immediate withdrawal base is zero, Nationwide will continue to pay the contract owner 6% of the immediate withdrawal base each contract year until the remaining immediate withdrawal base is zero.  Additionally, if the contract owner has invoked the benefit but has not requested regular or systematic withdrawals, Nationwide will automatically begin paying the contract owner the value of 6% of the current immediate withdrawal base until the remaining immediate withdrawal base is zero.  Once the remaining immediate withdrawal base reaches zero, the contract will automatically terminate.

Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals

The CPP Lifetime Income Option can be terminated at the end of a CPP program period.  Note:  Termination of the option will cause the contract owner to lose any remaining immediate withdrawal base value, i.e., lose any remaining payments.

The option will automatically terminate if, at the end of the CPP program period during which the immediate withdrawal benefit is invoked, the contract owner does not instruct Nationwide how to reallocate the contract value (see, "Options at the End of the CPP Program Period").  Such automatic termination of the option will result in the contract owner losing any remaining immediate withdrawal base value.

If terminated, the contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the contract value previously allocated to the GTO will be allocated to the money market sub-account.  Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option will be removed.

Some contract events will trigger an automatic termination of the CPP Lifetime Income option, including:

•	A full surrender of the contract value;

•	A full surrender of the death benefit proceeds; or

•	An election to annuitize the contract (see, "Annuitization and the CPP Lifetime Income Option" in the "Capital Preservation Plus Lifetime Income Option" provision).

Automatic termination of the option will result in the contract owner losing any remaining immediate withdrawal base value.

Succession of Rights and the Immediate Withdrawal Benefit

Any remaining immediate withdrawal base value is guaranteed for as long as the CPP Lifetime Income Option is in force.  If by the terms of the contract the death of the contract owner results in the contract being continued, i.e. does not result in a full surrender of the death benefit proceeds, the CPP Lifetime Income Option will continue in force with the immediate withdrawal benefit invoked.  The

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values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the contract owner's death, i.e., the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is zero.  If death of the contract owner occurs during the CPP program period, the new contract owner will be required to reallocate the contract value no sooner than the expiration of the corresponding GTO, in order to continue to receive the withdrawals and retain the benefit.

If the death of the contract owner results in the CPP Lifetime Income Option being terminated, the termination will result in the loss of any remaining immediate withdrawal base value.

Taxation of Surrenders under the CPP Lifetime Income Option

Although the tax treatment is not clear, when the contract owner takes a surrender from the contract before the annuitization date, Nationwide will treat the following amount of the surrender as a taxable distribution: the excess of the greater of (a) the contract value immediately before the surrender; or (b) the guaranteed benefit amount immediately before the surrender; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after the surrender.  A subsequent surrender under such circumstances could result in a loss that may be deductible.  Please consult a qualified tax advisor.

Lifetime Income Option

The Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the contract value is zero.  The person’s life upon which the benefit depends (the “determining life”) must be between 45 and 85 years old at the time the Lifetime Income Option is elected.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to “contract owner” shall mean primary annuitant.  The determining life may not be changed.

For contracts issued prior to May 1, 2007, the Lifetime Income Option may be elected at any time.  For contracts issued on or after May 1, 2007, the Lifetime Income Option may only be elected at the time of application.  This option may not be elected if a loan is outstanding on the contract or if either of the following optional benefits is elected: Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option.  Once this option is elected, the contract owner may not participate in any of the dollar cost averaging programs otherwise available under the contract.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the current income benefit base.  Currently, the charge associated with this option is 0.60% of the current income benefit base.  (Once the option is elected, the charge percentage will not change, except, possibly, upon the contract owner’s election to reset the benefit base, as discussed herein.)  The charge will be assessed on each anniversary of the date the Lifetime Income Option was added to the contract (the “L.Inc anniversary”) and will be deducted via redemption of accumulation units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation units will be redeemed proportionally from each sub-account in which the contract owner is invested at the time the charge is taken.  Amounts redeemed as the Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the Lifetime Income Option requires that the contract owner, from that point forward (until annuitization), allocate the entire contract value to a limited set of investment options currently available in the contract.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  Once this option is elected, contract loans are unavailable.

Currently, subsequent purchase payments are permitted under the Lifetime Income Option as long as the contract value is greater than zero.  However, Nationwide reserves the right to limit subsequent payments in the future.

Determination of the Income Benefit Base Prior to the First Surrender

At the time the Lifetime Income Option is added to the contract, the original income benefit base is equal to the contract value.  For the first 10 years after the Lifetime Income Option is elected (provided no surrenders are taken from the contract), the income benefit base will equal the greater of:

(1)	the highest contract value on any L.Inc anniversary plus purchase payments submitted and credits applied after that L.Inc anniversary; or

(2)	the sum of the following (the “5% simple interest calculation”):

(a)	the original income benefit base, plus 5% of the original income benefit base for each attained L.Inc anniversary; and

(b)
purchase payments submitted and credits applied after the Lifetime Income Option is elected, plus 5% of such purchase payments or credits, prorated based on the number of days from the date of such purchase payment or credit to the most recent L.Inc anniversary.

After the 10th L.Inc anniversary (provided no surrenders are taken from the contract), the income benefit base will equal the greater of:

(1)	the highest contract value on any L.Inc anniversary plus purchase payments submitted and credits applied after that L.Inc anniversary; or

(2)	the 5% simple interest calculation calculated on the 10th L.Inc anniversary plus any purchase payments submitted and credits applied after the 10th L.Inc anniversary.

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However, if at any time prior to the first surrender the contract value equals zero, no further income benefit base calculations will be made.  The income benefit base will be set equal to the income benefit base calculated on the most recent L.Inc anniversary, and the annual benefit amount will be based on that income benefit base.

Lifetime Income Surrenders

At any time after the Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a surrender from the contract.  Nationwide will surrender accumulation units proportionally from the sub-accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the contract value and consequently, the amount available for annuitization.

At the time of the first surrender, the income benefit base is locked in and will not change unless the contract owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the income benefit base.

Simultaneously, the lifetime income percentage is determined based on the age of the contract owner as indicated in the following table:

Contract Owner’s Age (at time of first surrender)	Lifetime Income Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

At the time of the first surrender and on each L.Inc anniversary thereafter, the lifetime income percentage is multiplied by the income benefit base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next L.Inc anniversary without reducing the income benefit base.  The ability to surrender the current benefit amount will continue until the earlier of the contract owner’s death or annuitization.

Although surrenders up to the benefit amount do not reduce the lifetime benefit base, they do reduce the contract value and the death benefit, and are subject to the CDSC provisions of the contract.

The contract owner is permitted to surrender contract value in excess of that year’s benefit amount provided that the contract value is greater than zero.  Surrenders in excess of the benefit amount will reduce the income benefit base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the income benefit base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess surrender to the contract value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the income benefit base.

In situations where the contract value exceeds the current income benefit base, excess surrenders will typically result in a dollar amount reduction to the income benefit base.  In situations where the contract value is less than the current income benefit base, excess surrenders will typically result in a proportional reduction to the income benefit base.

Currently, Nationwide allows for an “RMD privilege” whereby Nationwide permits a contract owner to surrender contract value in excess of the benefit amount without reducing the income benefit base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  In order to qualify for the RMD privilege, the contract owner must participate in Nationwide’s required minimum distribution program.  Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.

Once the contract value falls to zero, the contract owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.

Reset Opportunities

On each L.Inc anniversary after the first surrender from the contract, if the contract value exceeds the income benefit base, the contract owner will have the opportunity to instruct Nationwide to reset the income benefit base to equal the current contract value.  Nationwide will provide the contract owner with the contract value and income benefit base information, and will provide instructions on how to communicate an election to reset the benefit base.  If the contract owner elects to reset the income benefit base, it will be at the then current terms and conditions of the option.  If Nationwide does not receive a contract owner’s election to reset the income benefit base within 60 days after the L.Inc anniversary, Nationwide will assume that the contract owner does not wish to reset the income benefit base.

Nationwide permits contract owners to elect to automatically reset the income benefit base on each L.Inc anniversary.  A contract owner’s election to automatically reset the income benefit base will cease anytime the charge for the L.Inc option changes.  Nationwide will notify you anytime the charge for the L.Inc option changes, and provide you with an opportunity to confirm whether you would like to continue the reset to the income benefit base under the updated L.Inc option charge.  Upon notification, if you decline to reset your income benefit base, your income benefit base and L.Inc charges will not change.  Contract owners may cancel the election to automatically reset the income benefit base at any time.  Nationwide reserves the right to modify or cancel the contract owners’ ability to automatically reset the income benefit base.

Termination of Benefit

Upon annuitization of the contract, the charge associated with this option will no longer be assessed and all benefits associated with the Lifetime Income Option will terminate.

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Additionally, upon the contract owner’s death the benefits associated with the option terminate (unless the Spousal Continuation Benefit was also elected).

Taxation of Surrenders under the Lifetime Income Option

Although the tax treatment is not clear, when the contract owner takes a surrender from the contract before the annuitization date, Nationwide will treat the following amount of the surrender as a taxable distribution: the excess of the greater of (a) the contract value immediately before the surrender; or (b) the guaranteed benefit amount immediately before the surrender; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after the surrender.  A subsequent surrender under such circumstances could result in a loss that may be deductible.  Please consult a qualified tax advisor.

Spousal Continuation Benefit

For an additional charge of 0.15% of the income benefit base, the contract owner can elect, at the time the Lifetime Income Option is elected, to add a Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts).  The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)	The Spousal Continuation Benefit must be elected at the time the Lifetime Income Option is elected, and both spouses must be between 45 and 85 years old at that time.

(2)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(3)	The lifetime income percentage will be based on the age of the younger spouse as of the date of the first surrender from the contract.

(4)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner.

(5)	Both spouses must be named as beneficiaries. For contracts with non-natural owners, both spouses must be named as annuitants.

(6)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary.

(7)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner).

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the contract owner’s written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the variable account value will be calculated using unit values with variable account charges of 2.10% until the second benefit is applied and the charge is no longer assessed.  At the end of that period, the contract will be re-rated, and the 0.35% charge associated with the Beneficiary Protector II Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.75%.  Thus, the Beneficiary Protector II Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 2.10% will have a lower unit value than sub-account X with charges of 1.75% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the annuitization date, the contract owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

On the annuitization date, the annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder Trust.  If the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the contract owner after annuitization.

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Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified contract owners can name a joint owner at any time before annuitization.  However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the annuitization date, the contract continues with the surviving joint owner as the remaining contract owner.

Contingent Owner

The contingent owner succeeds to the rights of a contract owner if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

If a contract owner who is the annuitant dies before the annuitization date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The contract owner may name a contingent owner at any time before the annuitization date.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

Only Non-Qualified Contract owners may name someone other than himself/herself as the annuitant.

The contract owner may not name a new annuitant without Nationwide’s consent.

Contingent Annuitant

If the annuitant dies before the annuitization date, the contingent annuitant becomes the annuitant.  The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the annuitant’s death prior to the annuitization date will be based on the death of the last survivor of the annuitant and contingent annuitant.

Co-Annuitant

A co-annuitant, if named, must be the annuitant’s spouse.  The co-annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option (subject to the conditions set forth in the "Spousal Protection Annuity Option" provision).

If either co-annuitant dies before the annuitization date, the surviving co-annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option.

Joint Annuitant

The joint annuitant is designated as a second person (in addition to the annuitant) upon whose continuation of life any annuity payment involving life contingencies depend.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint annuitant of greater age.

The contract owner may name a joint annuitant at any time before the annuitization date.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid.  The contract owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the annuitization date (and subject to any existing assignments), the contract owner may request to change the following:

•	contract owner (Non-Qualified Contracts only);

•	joint owner (must be the contract owner’s spouse);

•	contingent owner;

•	annuitant (subject to Nationwide’s underwriting and approval);

•	contingent annuitant (subject to Nationwide’s underwriting and approval);

•	co-annuitant (must be the annuitant’s spouse);

•	joint annuitant (subject to Nationwide’s underwriting and approval);

•	beneficiary; or

•	contingent beneficiary.

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed, whether or not the contract owner or annuitant is living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

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In addition to the above requirements, any request to change the contract owner must be signed by the existing contract owner and the person designated as the new contract owner.  Nationwide may require a signature guarantee.

If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change, regardless of whether the contract owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-Only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
SEP IRA	$10,000	$1,000
Simple IRA	$10,000	$1,000
Tax Sheltered Annuity	$10,000	$1,000

*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

Subsequent purchase payments may not be permitted in all states.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Nationwide’s consent is contingent on a risk analysis that may involve a medical evaluation.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purchase Payment Credits

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.  The formula used to determine the amount of the PPC is as follows:

(Cumulative Purchase Payments x PPC%)
–	PPCs Paid to Date
=	PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract, including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

If Cumulative Purchase Payments are . . .	Then the PPC% is . . .
$0 - $499,999	0.0% (no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%

PPCs Paid to Date = the total PPCs that Nationwide has already applied to the contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract.  She does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000.  Cumulative Purchase Payments now equal $550,000.  Nationwide will apply PPCs to Ms. Z’s contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a surrender of $150,000.  Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000.  Cumulative Purchase Payments now equal $900,000.  Nationwide will apply PPCs to Ms. Z’s contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750.  At this point in time, a total of $4,500 in PPCs has been applied to Ms. Z’s contract.

On July 1, Ms. Z applies additional purchase payments of $300,000.  Cumulative Purchase Payments now equal $1,200,000.  Nationwide will apply PPCs to Ms. Z’s contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500.  At this point in time, a total of $12,000 in PPCs has been applied to Ms. Z’s contract.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract.  In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member made within the 12 months before the purchase of this contract.  Immediate family members include

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spouses, children, or other family members living within the contract owner’s household.  In order to be considered for PPCs, the contract owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the contract owner or immediate family members.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to sub-accounts will be priced at the next available accumulation unit value after the payment is received.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

•New Year’s Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents’ Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price purchase payments, surrenders or transfers if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, and then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change future allocations to the sub-accounts, fixed account or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

(1)	the value of amounts allocated to the sub-accounts of the variable account;

(2)	amounts allocated to the fixed account; and

(3)	amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Sub-account allocations are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the net asset value of the underlying mutual fund as of the end of the current valuation period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b)	is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c)
is a factor representing the daily total variable account charges, which may include charges for optional benefits elected by the contract owner.  The factor is equal to an annualized rate ranging from 1.75% to 3.80% of the daily net assets of the variable account, depending on which optional benefits the contract owner elects.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

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Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or surrendered;

(2)	adding any interest earned on the amounts allocated to the fixed account; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

(2)	adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via email or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

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In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Transfers Prior to Annuitization

Transfers from the Fixed Account

A contract owner may request to transfer allocations from the fixed account to the sub-accounts or a Guaranteed Term Option only upon reaching the end of a fixed account interest rate guarantee period.  Fixed account transfers must be made within 45 days after the end of the interest rate guarantee period.  The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing fixed account allocations to be transferred.  However, Nationwide may limit the amount that can be transferred from the fixed account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the fixed account interest rate guarantee period.  The maximum transferable amount will never be less than 10% of the fixed account allocation reaching the end of a fixed account interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account under the terms of that program.

Nationwide reserves the right to limit the number of transfers from the fixed account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

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If there is contract value allocated to the fixed account at the time the Capital Preservation Plus Option or the Capital

Preservation Plus Lifetime Income Option is elected, the fixed account interest rate guarantee period will end and that contract value may be transferred according to the terms of the option elected.

Transfers from a Guaranteed Term Option

A contract owner may request to transfer allocations from a Guaranteed Term Option to the sub-accounts and/or the fixed account at any time.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A contract owner may request to transfer allocations from the sub-accounts to the fixed account or a Guaranteed Term Option at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers from the sub-accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

Transfers After Annuitization

After annuitization, the portion of the contract value allocated to fixed annuity payments and the portion of the contract value allocated to variable annuity payments may not be changed.

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

Right to Examine and Cancel

Contract owners have a ten day "free-look" to examine the contract.  The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law.  The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law.  All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments.  State and/or federal law may provide additional free-look privileges.

If a contract owner who received Purchase Payment Credits subsequently chooses to cancel the contract under the free-look provision, Nationwide will recapture all credits applied under this program.  For those jurisdictions that provide for a return of contract value, the contract owner will retain any earnings attributable to the amounts credited; all losses attributable to the amounts credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Prior to annuitization and before the annuitant’s death, contract owners may generally surrender some or all of their contract value.  Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See “Pricing”).

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account and Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

Partial Surrenders (Partial Redemptions)

If a contract owner requests a partial surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract.  If a CDSC is assessed, the contract owner may elect to have the CDSC deducted from either:

(a)	the amount requested; or

(b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the contract owner.

The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners

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authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

Upon full surrender, the contract value may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	amounts allocated to the fixed account and any interest credited; and

•	amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment.

Full surrenders are subject to the CDSC provisions of the contract, where permitted by state law.  The CDSC-free withdrawal privilege does not apply to full surrenders of the contract.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a contract year that deplete the entire contract value; or

•	any single net surrender of 90% or more of the contract value.

Surrender (Redemption) After Annuitization

After the annuitization date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before annuitant’s death, except as provided below:

(A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free-look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free-look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of

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1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to contract owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of contract value (not more than $10,000)
$20,000 and over	up to 50% of contract value (not more than $50,000*)

*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.

If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account.  Contract value transferred from the fixed account to meet the requested loan amount is not subject to the fixed account transfer limitations otherwise applicable under the contract.

Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise and will be subject to any variable account charges applicable under the contract.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract owner takes a full surrender of the contract;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	the contract owner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while a loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the

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borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.  Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series – Federated Quality Bond Fund II: Service Shares, Fidelity Variable Insurance Products Fund II – VIP Investment Grade Bond Portfolio: Service Class 2, NVIT – Nationwide NVIT Government Bond Fund: Class I, NVIT – Nationwide NVIT Investor Destinations Conservative Fund: Class II, NVIT – Nationwide NVIT Money Market Fund: Class I, and Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class to any other underlying mutual fund(s).  Dollar Cost Averaging transfers may not be directed to the fixed account or the Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Enhanced Fixed Account Dollar Cost Averaging programs.  Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging program.

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from the enhanced fixed account into other sub-accounts.  Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the fixed account or the Guaranteed Term Options.

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Amounts allocated to the enhanced fixed account earn a higher rate of interest than assets allocated in the standard fixed account.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either amounts allocated to the enhanced fixed account are exhausted or the contract owner instructs Nationwide in writing to stop the transfers.  For Enhanced Fixed Account Dollar Cost Averaging, when a contract owner instructs Nationwide to stop the transfers, Nationwide will automatically transfer any amount remaining in the enhanced fixed account to the money market sub-account.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the fixed account, including an enhanced fixed account, for a period of up to 6 months from the date of the transfer request.

Fixed Account Interest Out Dollar Cost Averaging

Nationwide may, periodically, offer Fixed Account Interest Out Dollar Cost Averaging programs.  Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on fixed account allocations into any other sub-accounts.  Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the fixed account or the Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will continue to process transfers until the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.  If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the contract value based on the contract owner’s age, as shown in the table below:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

The contract owner’s age is determined as of the date the request for Systematic Withdrawals is recorded by Nationwide’s home office.  For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the CDSC provision.  The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the ten day free-look period.

Nationwide Allocation Architect

Nationwide may make available for use by contract owners the Nationwide Allocation Architect, an asset allocation service that enables contract owners to have their variable account allocations invested according to an investment model.  The models diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk.

Participants in the program may elect one of these available models:

•	Conservative;

•	Moderately Conservative;

•	Balanced;

•	Moderate;

•	Capital Appreciation;

•	Moderately Aggressive; and

•	Aggressive.

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Each model is comprised of sub-accounts of underlying funds that are currently available as investment options in this contract.  The sub-accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal.  More information about the program and the models is available in the brochure for the program.

Nationwide Investment Advisors, LLC as Investment Adviser

For those contracts that elect to use the Nationwide Allocation Architect, Nationwide Investment Advisors, LLC ("NIA") will serve as investment adviser to each participating contract owner for the sole purposes of developing and maintaining the models.  In this capacity, NIA will act as a fiduciary.  Contract owners will receive a copy of NIA's Form ADV at the time of application, which contains more information about NIA's role as investment adviser.

Evaluating and Updating the Models

At least twice each calendar year, NIA will evaluate the models to assess whether the combination and allocation percentages of the sub-accounts within each model optimizes the return potential for that model.  If deemed necessary by NIA, NIA will update the models, with such updates taking effect on or about January 1 and July 1 of each year.  NIA may evaluate and update the models more frequently at its sole discretion.

Updating the models could entail adding or removing one or more sub-accounts from a model, or changing the allocation percentages among existing sub-accounts.  Currently, NIA updates the models based on information received from an independent third-party firm.  NIA reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to contract owners.  NIA takes sole responsibility for monitoring and updating the models.

Nationwide will send contract owners written notice of model updates approximately 30 days before the model changes are to be implemented.  Contract owners should review these notices carefully.  If the contract owner is comfortable with the model changes, the contract owner need not take any action.  If the contract owner is not comfortable with the model changes, the contract owner may switch to a different model or terminate their participation in the service.

On or about each January 1 and July 1 (or any other day that NIA updates the models), Nationwide will reallocate the variable account contract value of contracts participating in the service pursuant to the discretionary authority granted to Nationwide as a requirement to participate in the service.  The reallocation will rebalance the variable account contract allocations to the updated model allocations.  If the scheduled date for the reallocation is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the reallocation will occur on the next business day.  Each reallocation is considered a transfer event.  However, the automatic reallocation transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Quarterly Rebalancing

In addition to reallocating the variable account contract value when the models change, Nationwide will also reallocate the variable account contract value at the end of each calendar quarter, referred to as quarterly rebalancing.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Election of the Nationwide Allocation Architect

There is no additional charge for participating in the Nationwide Allocation Architect.  If the service is available, a contract owner may elect to begin participating at any time by communicating the election to Nationwide in writing to Nationwide's service center.  Once the election is received and processed, Nationwide will allocate the entire contract value that is allocated to the variable account in accordance with the elected model.  Allocations to the fixed account or the GTO will remain so invested.  Only one model may be elected at any given time.

While the Nationwide Allocation Architect is in effect, the contract owner will not be permitted to transfer contract value among the sub-accounts or out of the sub-accounts (to the fixed account or a GTO) without first terminating their participation in the service.  Contract owners may transfer maturing fixed account contract value into the variable account (and thus, the elected model) only at the end of the guarantee term.   Any subsequent payments submitted that are to be allocated to the sub-accounts will also be allocated according to the currently elected model.  Any surrenders taken from the contract while the Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the contract.  Any charges assessed to the contract will be taken proportionally from all investments in the contract.  A contract owner participating in the Nationwide Allocation Architect may not participate in Asset Rebalancing or Dollar Cost Averaging.

When electing a model, please consult a qualified financial adviser to determine the most appropriate model based on the contract owner's particular financial needs, time horizon, and willingness to accept investment risk.  The investment adviser may use tools to make this determination that are either independently acquired or provided by Nationwide.  However, Nationwide bears no responsibility for the investment decision.

Changing Models

Contract owners participating in the Nationwide Allocation Architect may elect to change models at any time.  An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center.  An election to change models will be immediate and will not be subject to Short-Term Trading Fees.

Nationwide reserves the right to limit the number of times a contract owner can change models each year.

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Terminating Participation in the Nationwide Allocation Architect

Once participation in the service has begun, it may only be terminated upon the specific written request of the contract owner.  Once a contract owner's participation in the service is terminated, the contract value will remain invested as it was on the last day of participation in the program unless and until Nationwide is instructed otherwise.  Additionally, please be aware that the terms of the "Transfer Restrictions" provision apply.

Nationwide reserves the right to terminate the availability of this service at any time.

Risks Associated with the Nationwide Allocation Architect

The models are designed to optimize returns based on different risk tolerances.  However, neither Nationwide nor NIA guarantees that participation in the Nationwide Allocation Architect will result in a profit or protect against a loss.

NIA may be subject to competing interests that may affect its decisions as to the sub-accounts offered in the models.  Specifically, some of the sub-accounts correspond to underlying mutual funds owned by a NIA affiliate, some underlying mutual funds may pay more revenue to NISC (NIA's affiliate) than others, and some underlying mutual funds may pay more revenue to Nationwide (NIA's parent company) than others.  However, NIA believes that its fiduciary responsibilities to the contract owners that elect a model outweigh any conflict that may exist relating to the underlying mutual funds, enabling it to make substantially unbiased choices as to the sub-accounts within the models.

Custom Portfolio Asset Rebalancing Service

Nationwide may make the Custom Portfolio Asset Rebalancing Service available for use by contract owners who have elected the CPP Lifetime Income Option or the Lifetime Income Option.  This service is an asset rebalancing program with pre-selected asset categories determined by a independent third party from which you can choose underlying funds.

Election of the Custom Portfolio Asset Rebalancing Program

There is no additional charge for participation in the Custom Portfolio Asset Rebalancing Service.  You may elect this program by submitting the Nationwide Custom Portfolio Asset Rebalancing Program administrative form to the Nationwide home office.  You cannot participate in Asset Rebalancing or Dollar Cost Averaging while enrolled in the Custom Portfolio Asset Rebalancing Service.

You should consult a qualified financial adviser to help you determine your allocation based on your financial needs, time horizon, and willingness to accept investment risk.

Prior to enrollment in the Custom Portfolio Asset Rebalancing Service, a complete list of the program rules will be given to you.

Changing Asset Categories

You may elect to change asset categories at any time.  An election to change asset categories must be communicated to Nationwide in writing to the Nationwide home office by way of a Custom Portfolio Asset Rebalancing Service administrative form.  Changes made in accordance with an election to change asset categories will be immediate, will be subject to Short-Term Trading Fees and will count as a “transfer event” as specified under the Transfer Restrictions section.

Nationwide reserves the right to limit the number of times you can change asset categories each year.

Quarterly Rebalancing

At the end of each quarter we will reallocate the variable account contract value according to your current Custom Portfolio Asset Rebalancing Service allocation.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within your Custom Portfolio Asset Rebalancing Service are not subject to Short-Term Trading Fees.

Terminating Participation in the Nationwide Custom Portfolio Asset Rebalancing Service

Participation in the Custom Portfolio Asset Rebalancing Service may be terminated upon your written request.  You must reallocate your contract value to the investment options available under the CPP Lifetime Income Option or to the Lifetime Income Option.

Nationwide reserves the right to terminate or modify the Custom Portfolio Asset Rebalancing Service at any time.

Death Benefits

Death of Contract Owner

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.

If no joint owner is named, the contingent owner becomes the contract owner.

If no contingent owner is named, the beneficiary becomes the contract owner.

If no beneficiary survives the contract owner, the last surviving contract owner’s estate becomes the contract owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C: Contract Types and Tax Information.

Death of Annuitant

If the annuitant who is not a contract owner dies before the annuitization date, the contingent annuitant becomes the annuitant and no death benefit is payable.  If no contingent annuitant is named, a death benefit is payable to the beneficiary.

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Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner (including a joint owner) who is also the annuitant dies before the annuitization date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the contract owner/annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the contract owner/annuitant, the last surviving contract owner’s estate will receive the death benefit.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.  After the first beneficiary is paid, remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Death Benefit Calculations

The applicant may elect either the standard death benefit or an available death benefit option offered under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the annuitant’s death, except for the contract value component, which will be determined as of the date described in the applicable death benefit calculation.

Standard Death Benefit

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

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(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

One-Month Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit II Option.  The One-Month Enhanced Death Benefit II Option is only available beginning May 1, 2004 (or a later date if state law requires) for contracts with annuitants age 80 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any monthly contract anniversary prior to the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

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B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit Option at the time of application.  The One-Month Enhanced Death Benefit is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.  The One-Month Enhanced Death Benefit Option is the same as the One-Month Enhanced Death Benefit II Option, except that there is no restriction as to the annuitant's age and item (3) above considers the highest contract anniversary prior to the annuitant's 86th birthday (less similar adjustments).

Combination Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit II Option.  The Combination Enhanced Death Benefit II Option is only available beginning May 1, 2004 (or a later date if state law requires) for contracts with annuitants age 75 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the death benefit will be the greater of (1) or (2) above.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the annuitant’s 81st birthday, proportionately adjusted for amounts surrendered.  The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the contract value was reduced on the date of the partial surrender.  Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

If, after the first contract anniversary, the fixed account allocation becomes greater than 30% of the contract value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year.  If the fixed account allocation becomes greater than 30% as a result of market performance, interest will continue to accrue at 5% for the interest anniversary value.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	The 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

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The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the daily net assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit Option at the time of application.  The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit II Option.  This option is the same as the Combination Enhanced Death Benefit II Option except that this option has a lower price and the option may be elected by applicants with annuitants age 80 or younger at the time of application.

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin.  Generally, the contract owner designates the annuity commencement date at the time of application.  If no annuity commencement date is designated at the time of application, Nationwide will establish the annuity commencement date as the date the annuitant reaches age 90 for Non-Qualified Contracts and the date the contract owner reaches age 70 ½ for all other contract types.

The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.  The annuity commencement date may not be later than the first day of the first calendar month after the annuitant’s 90th birthday unless approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

On the annuitization date, the annuitant becomes the contract owner unless the contract owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C: Contract Types and Tax Information).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the fixed account that are to be annuitized as a variable payment annuity must be moved to the variable account prior to the annuitization date.  There are no restrictions on fixed account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments.  Premium taxes are deducted prior to determining fixed annuity payments.  The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

VariableAnnuity Payments

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of purchase payments allocated to provide variable annuity payments;

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•	the variable account value on the annuitization date;

•	the adjusted age and sex of the annuitant (and joint annuitant, if any) in accordance with the contract;

•	the annuity payment option elected;

•	the frequency of annuity payments;

•	the annuitization date;

•	the assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity unit value for that sub-account as of the annuitization date.  This establishes the number of annuity units provided by each sub-account for each variable annuity payment after the first.

The number of annuity units for each sub-account will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.  After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

The number of annuity units for each sub-account is multiplied by the annuity unit value for that sub-account for the valuation period for which the payment is due.  The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or less than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments.  Nationwide uses a 3.5% assumed investment return factor.  Therefore, if the net investment performance of each sub-account in which the contract owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)
multiplying the annuity unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period (see "Determining the Contract Value – Determining Variable Account Value – Valuing an Accumulation Unit"); and then

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

Frequency and Amount of Annuity Payments

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $20.  The payment frequency will be changed to an interval that will result in payments of at least $20.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

The annuitant must elect an annuity payment option before the annuitization date. If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Additionally, the annuity payment options available may be limited based on the annuitant’s age (and the joint annuitant’s age, if applicable) or requirements under the Internal Revenue Code.

Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

•	Single Life;

•	Standard Joint and Survivor; and

•	Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the annuitant.

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Payments will cease with the last payment before the annuitant’s death.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant.  After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the annuitant’s lifetime or for the term selected, whichever is longer.  The term may be either 10 or 20 years.

If the annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available.  Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or

(2)	a Fixed Life Annuity with a Term Certain to Age 95.

Additionally, Nationwide will limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, then, for the purpose of annuitization only, Nationwide will permit additional annuitants to be named.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

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In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 15, 2006, Nationwide was named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, Nationwide filed a motion to dismiss.  Nationwide intends to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of a Nationwide annuity or insurance product) units of any

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Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of a Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. Nationwide continues to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005,Nationwide filed a motion for summary judgment. On June 15, 2006, the District Court granted Nationwide’s motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and Nationwide is awaiting a decision. Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. Nationwide continues to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Long-term capital growth.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         AllianceBernstein L.P.
Investment Objective:                                                         Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         AllianceBernstein L.P.
Investment Objective:                                                         Long-term growth of capital.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                         American Century Global Investment Management, Inc.
Investment Objective:                                                         Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
Investment Adviser:                                                         American Century Global Investment Management, Inc.
Investment Objective:                                                         Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term total return using a strategy that seeks to protect against U.S.
inflation.

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Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         Capital growth.

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Federated Equity Management Company of Pennsylvania
Investment Objective:                                                         Long-term capital growth, and secondarily income.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Federated Equity Management Company of Pennsylvania
Investment Objective:                                                         Capital appreciation.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
Investment Adviser:                                                         Federated Equity Management Company of Pennsylvania
Sub-adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
Investment Adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Investments Money Management, Inc.
Investment Objective:                                                         High level of current income.

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Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Capital appreciation.

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Adviser:                                                         Fidelity Management & Research Company
Investment Objective:                                                         High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Adviser:                                                         Fidelity Management & Research Company
Investment Objective:                                                         High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Adviser:                                                         Fidelity Management & Research Company
Investment Objective:                                                         High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         Capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:                                                         Franklin Advisors, Inc.
Investment Objective:                                                         Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:                                                         Franklin Advisory Services, LLC
Investment Objective:                                                         Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:                                                         Franklin Advisory Services, LLC
Investment Objective:                                                         Long-term total return.

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Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Adviser:                                                         Templeton Asset Management, Ltd.
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                         Templeton Investment Counsel, LLC
Investment Objective:                                                         Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:                                                         Templeton Investment Counsel, LLC
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:                                                         Franklin Advisors, Inc.
Investment Objective:                                                         High current income, with preservation of capital.  Capital appreciation is a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
Investment Adviser:                                                         Janus Capital Management LLC
Sub-adviser:                                                         Enhanced Investment Technologies, LLC
Investment Objective:                                                         Long-term growth of capital.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:                                                         Massachusetts Financial Services Company
Investment Objective:                                                         Long-term capital growth and future income.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:                                                         Massachusetts Financial Services Company
Investment Objective:                                                         Capital appreciation and reasonable income.

58

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Income and more price stability than stocks, and capital preservation over the long term.  Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth- Income Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         The fund seeks to make shareholders' investments grow and provide income over time by investing primarily in common stock of companies or other securities that demonstrate the potential for appreciation and/or dividends.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Effective May 1, 2005 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         High current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         High current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class VI
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Oberweis Asset Management, Inc.; Waddell & Reed Investment Management
 Company

Investment Objective:                                                         Capital growth.

59

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:                                                         Capital appreciation.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Company Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         American Century Investment Management Inc.; Franklin Portfolio
Associates LLC; Gartmore Global Partners; Morgan Stanley Investment
Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment
Management Company

Investment Objective:                                                         Long-term growth of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Financial Services Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class VI
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class VI
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Government Bond Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

60

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Mid Cap Growth Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Money Market Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - Nationwide NVIT U.S. Growth Leaders Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Fund Asset Management, LP
Investment Objective:                                                         To match the performance of the Morgan Stanley Capital International
Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         The Boston Company Asset Management LLC
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class VI
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         The Boston Company Asset Management LLC
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

61

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Fund Asset Management, LP
Investment Objective:                                                         Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide® Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Van Kampen Asset Management
Investment Objective:                                                         Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Van Kampen Asset Management
Investment Objective:                                                         Above average total return over a market cycle of three to five years.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Capital appreciation by investing in securities of well-known established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

62

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Capital appreciation.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:                                                         Putnam Investment Management, LLC
Investment Objective:                                                         Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                         Putnam Investment Management, LLC
Investment Objective:                                                         Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:                                                         Putnam Investment Management, LLC
Investment Objective:                                                         Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         High level of income consistent with moderate price fluctuation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

63

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estateindustry, including real estate investment trusts.

64

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.75%) and contracts with all optional benefits available on December 31, 2006 (the maximum variable account charge of 3.80%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                  1-800-848-6331, TDD 1-800-238-3035
writing:                                  Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                           www.nationwide.com

The Nationwide Variable Insurance Trust – American Funds NVIT Growth-Income Fund: Class II and Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 were added to the variable account on May 1, 2007.  Therefore, no condensed Financial Information is available.

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.819192	17.554583	10.97%	61,195	2006
	15.271213	15.819192	3.59%	54,440	2005
	14.023243	15.271213	8.90%	27,014	2004
	10.000000	14.023243	40.23%	2,053	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.847962	15.472600	4.21%	30,765	2006
	13.917742	14.847962	6.68%	14,617	2005
	13.321974	13.917742	4.47%	7,556	2004
	10.000000	13.321974	33.22%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.927273	19.335577	14.23%	20,005	2006
	15.766901	16.927273	7.36%	17,574	2005
	13.921930	15.766901	13.25%	7,432	2004
	10.000000	13.921930	39.22%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.323276	17.612985	14.94%	11,265	2006
	14.910135	15.323276	2.77%	13,359	2005
	13.644490	14.910135	9.28%	14,930	2004
	10.000000	13.644490	36.44%	2,368	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.076044	20.282891	12.21%	1,843	2006
	17.252945	18.076044	4.77%	1,911	2005
	14.747238	17.252945	16.99%	2,751	2004
	10.000000	14.747238	47.47%	1,254	2003*

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.248165	17.501112	14.78%	2,472	2006
	14.848231	15.248165	2.69%	2,514	2005
	13.424590	14.848231	10.60%	2,559	2004
	10.000000	13.424590	34.25%	1,580	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.219636	19.879788	22.57%	0	2006
	14.594814	16.219636	11.13%	0	2005
	12.942484	14.594814	12.77%	0	2004
	10.000000	12.942484	29.42%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.463621	15.291063	22.69%	12,518	2006
	11.228277	12.463621	11.00%	13,074	2005
	10.000000	11.228277	12.28%	2,898	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.175422	13.201290	18.13%	21,204	2006
	10.000000	11.175422	11.75%	4,836	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.148820	13.430767	-5.08%	30,212	2006
	14.121250	14.148820	0.20%	31,358	2005
	12.996439	14.121250	8.65%	7,997	2004
	10.000000	12.996439	29.96%	1,900	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.657686	18.225035	16.40%	69,692	2006
	15.198000	15.657686	3.02%	48,360	2005
	13.548279	15.198000	12.18%	27,344	2004
	10.000000	13.548279	35.48%	4,767	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.322577	12.112298	6.97%	5,941	2006
	10.000000	11.322577	13.23%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.764197	10.744215	-0.19%	103,664	2006
	10.786832	10.764197	-0.21%	83,724	2005
	10.376039	10.786832	3.96%	36,273	2004
	10.000000	10.376039	3.76%	888	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.322676	20.597299	12.41%	31,107	2006
	17.390155	18.322676	5.36%	25,651	2005
	14.521723	17.390155	19.75%	12,320	2004
	10.000000	14.521723	45.22%	273	2003*

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.757838	16.705238	13.20%	92,999	2006
	14.382267	14.757838	2.61%	72,780	2005
	13.265137	14.382267	8.42%	38,967	2004
	10.000000	13.265137	32.65%	2,338	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.310580	15.198002	14.18%	51,956	2006
	13.011223	13.310580	2.30%	32,641	2005
	12.636845	13.011223	2.96%	19,313	2004
	10.000000	12.636845	26.37%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.554423	15.821007	1.71%	290	2006
	14.997346	15.554423	3.71%	555	2005
	13.746125	14.997346	9.10%	768	2004
	10.000000	13.746125	37.46%	290	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.706920	16.832353	14.45%	0	2006
	14.285809	14.706920	2.95%	206	2005
	13.278623	14.285809	7.59%	203	2004
	10.000000	13.278623	32.79%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.593219	15.463850	13.76%	0	2006
	13.604024	13.593219	-0.08%	0	2005
	12.927207	13.604024	5.24%	0	2004
	10.000000	12.927207	29.27%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.274298	2.74%	11,677	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.296493	10.513347	2.11%	135,386	2006
	10.376971	10.296493	-0.78%	107,568	2005
	10.222441	10.376971	1.51%	32,420	2004
	10.000000	10.222441	2.22%	6,380	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.504390	18.269816	17.84%	155,265	2006
	14.947116	15.504390	3.73%	115,192	2005
	13.676909	14.947116	9.29%	59,804	2004
	10.000000	13.676909	36.77%	1,829	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.513399	15.197310	4.71%	63,785	2006
	14.000748	14.513399	3.66%	42,058	2005
	13.818654	14.000748	1.32%	26,773	2004
	10.000000	13.818654	38.19%	615	2003*

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	19.179150	22.193606	15.72%	1,746	2006
	16.433121	19.179150	16.71%	2,702	2005
	14.760564	16.433121	11.33%	2,702	2004
	10.000000	14.760564	47.61%	1,040	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.837627	14.860462	15.76%	124,438	2006
	11.003353	12.837627	16.67%	68,958	2005
	10.000000	11.003353	10.03%	33,488	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.294168	18.934891	9.49%	387,870	2006
	15.089314	17.294168	14.61%	236,568	2005
	13.336337	15.089314	13.14%	106,678	2004
	10.000000	13.336337	33.36%	452	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.536024	10.780356	2.32%	573,993	2006
	10.523767	10.536024	0.12%	108,330	2005
	10.280466	10.523767	2.37%	42,181	2004
	10.000000	10.280466	2.80%	1,087	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.315297	22.436487	10.44%	195,611	2006
	17.519636	20.315297	15.96%	147,988	2005
	14.304553	17.519636	22.48%	79,588	2004
	10.000000	14.304553	43.05%	3,470	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.687545	21.300753	13.98%	12,936	2006
	18.568815	18.687545	0.64%	12,088	2005
	16.601913	18.568815	11.85%	6,098	2004
	10.000000	16.601913	66.02%	1,021	2003*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.357393	15.304969	14.58%	56,123	2006
	10.000000	13.357393	33.57%	16,697	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.670550	11.488747	7.67%	21,651	2006
	10.000000	10.670550	6.71%	909	2005*

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.976545	12.047375	9.76%	117,671	2006
	10.000000	10.976545	9.77%	88,120	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.184232	12.409354	10.95%	26,220	2006
	10.000000	11.184232	11.84%	21,638	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.085844	10.86%	46,305	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.571240	16.768456	15.08%	163,966	2006
	14.338735	14.571240	1.62%	151,473	2005
	13.147979	14.338735	9.06%	94,812	2004
	10.000000	13.147979	31.48%	2,163	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.672305	21.461905	14.94%	71,941	2006
	17.472125	18.672305	6.87%	55,135	2005
	14.370679	17.472125	21.58%	23,823	2004
	10.000000	14.370679	43.71%	1,964	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.655507	15.937169	25.93%	46,638	2006
	10.000000	12.655507	26.56%	19,495	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.311415	20.657060	19.33%	8,415	2006
	15.992577	17.311415	8.25%	8,547	2005
	13.732826	15.992577	16.46%	16,720	2004
	10.000000	13.732826	37.33%	1,545	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.433552	14.838451	19.34%	372,803	2006
	11.490111	12.433552	8.21%	126,372	2005
	10.000000	11.490111	14.90%	55,309	2004*

69

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.766142	10.828109	10.87%	54,451	2006
	10.000000	9.766142	-2.34%	15,005	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.949158	14.167340	9.41%	0	2006
	12.241351	12.949158	5.78%	0	2005
	11.505218	12.241351	6.40%	0	2004
	10.000000	11.505218	15.05%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.942807	17.092574	7.21%	922	2006
	14.415779	15.942807	10.59%	842	2005
	12.437665	14.415779	15.90%	872	2004
	10.000000	12.437665	24.38%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.291335	16.666323	8.99%	592	2006
	14.031702	15.291335	8.98%	621	2005
	12.158184	14.031702	15.41%	652	2004
	10.000000	12.158184	21.58%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.719936	31.366880	44.42%	1,003	2006
	16.754159	21.719936	29.64%	1,003	2005
	14.367666	16.754159	16.61%	1,003	2004
	10.000000	14.367666	43.68%	540	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.739596	21.304980	44.54%	80,479	2006
	11.363048	14.739596	29.72%	3,662	2005
	10.000000	11.363048	13.63%	1,702	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.909111	10.145287	2.38%	511,016	2006
	9.941633	9.909111	-0.33%	85,189	2005
	10.040481	9.941633	-0.98%	23,196	2004
	10.000000	10.040481	0.40%	3,302	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.811057	14.561211	5.43%	53,140	2006
	13.486320	13.811057	2.41%	58,958	2005
	12.594868	13.486320	7.08%	32,318	2004
	10.000000	12.594868	25.95%	3,653	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.440964	18.282573	18.40%	87,397	2006
	14.760636	15.440964	4.61%	50,506	2005
	13.083772	14.760636	12.82%	21,737	2004
	10.000000	13.083772	30.84%	2,294	2003*

70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.034039	15.547415	3.41%	20,717	2006
	14.870180	15.034039	1.10%	14,657	2005
	13.528240	14.870180	9.92%	7,112	2004
	10.000000	13.528240	35.28%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.613662	13.964598	20.24%	454,872	2006
	10.000000	11.613662	16.14%	19,154	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.935082	17.922567	12.47%	2,665	2006
	14.298544	15.935082	11.45%	2,711	2005
	12.542169	14.298544	14.00%	2,757	2004
	10.000000	12.542169	25.42%	1,141	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.526436	12.563708	9.00%	38,038	2006
	10.000000	11.526436	15.26%	3,138	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.291049	15.965747	11.72%	552,007	2006
	13.611475	14.291049	4.99%	32,795	2005
	12.229791	13.611475	11.30%	0	2004
	10.000000	12.229791	22.30%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.434128	4.34%	859,430	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.416259	4.16%	48,099	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.715931	7.16%	88,162	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.243775	2.44%	163,222	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.953685	14.077197	8.67%	17,144	2006
	12.877246	12.953685	0.59%	17,214	2005
	11.904593	12.877246	8.17%	24,544	2004
	10.000000	11.904593	19.05%	28,638	2003*

71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.418162	11.321282	8.67%	48,257	2006
	10.000000	10.418162	4.18%	31,801	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	25.630840	34.329087	33.94%	849	2006
	19.712603	25.630840	30.02%	849	2005
	16.659025	19.712603	18.33%	866	2004
	10.000000	16.659025	66.59%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	15.256471	20.470158	34.17%	59,144	2006
	11.719770	15.256471	30.18%	44,989	2005
	10.000000	11.719770	17.20%	26,680	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.485381	22.244207	34.93%	123	2006
	15.800508	16.485381	4.33%	127	2005
	12.412884	15.800508	27.29%	187	2004
	10.000000	12.412884	24.13%	53	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	16.157720	16.349615	1.19%	31,218	2006
	15.263895	16.157720	5.86%	25,778	2005
	13.727977	15.263895	11.19%	10,870	2004
	10.000000	13.727977	37.28%	956	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.381755	22.299337	15.05%	17,786	2006
	19.192160	19.381755	0.99%	14,966	2005
	16.696167	19.192160	14.95%	20,664	2004
	10.000000	16.696167	66.96%	698	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.796627	20.638995	9.80%	104,574	2006
	17.079751	18.796627	10.05%	32,692	2005
	14.634859	17.079751	16.71%	22,781	2004
	10.000000	14.634859	46.35%	768	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.362497	21.665712	17.99%	105	2006
	16.869048	18.362497	8.85%	108	2005
	14.217426	16.869048	18.65%	143	2004
	10.000000	14.217426	42.17%	46	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.524310	15.624588	0.65%	811	2006
	14.604297	15.524310	6.30%	815	2005
	13.818993	14.604297	5.68%	836	2004
	10.000000	13.818993	38.19%	46	2003*

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.452532	10.518349	0.63%	29,487	2006
	9.828804	10.452532	6.35%	14,739	2005
	10.000000	9.828804	-1.71%	11,528	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.209158	16.539267	8.75%	1,030	2006
	15.600234	15.209158	-2.51%	1,030	2005
	15.262596	15.600234	2.21%	1,030	2004
	10.000000	15.262596	52.63%	0	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.564328	11.542288	9.26%	6,383	2006
	10.835965	10.564328	-2.51%	4,191	2005
	10.000000	10.835965	8.36%	2,479	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.338406	10.497385	1.54%	557,369	2006
	10.189502	10.338406	1.46%	86,796	2005
	10.043359	10.189502	1.46%	22,084	2004
	10.000000	10.043359	0.43%	744	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.191464	11.673956	4.31%	310,529	2006
	11.025641	11.191464	1.50%	369,029	2005
	10.723133	11.025641	2.82%	317,539	2004
	10.000000	10.723133	7.23%	24,714	2003*

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.362921	13.170301	6.53%	487,133	2006
	12.042290	12.362921	2.66%	323,178	2005
	11.437925	12.042290	5.28%	170,274	2004
	10.000000	11.437925	14.38%	18,165	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.593344	14.872451	9.41%	1,366,364	2006
	13.132916	13.593344	3.51%	861,297	2005
	12.203108	13.132916	7.62%	463,596	2004
	10.000000	12.203108	22.03%	15,603	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.106544	17.001173	12.54%	925,832	2006
	14.359307	15.106544	5.20%	262,657	2005
	13.038300	14.359307	10.13%	183,968	2004
	10.000000	13.038300	30.38%	2,862	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.285762	18.700744	14.83%	258,711	2006
	15.356948	16.285762	6.05%	217,961	2005
	13.707728	15.356948	12.03%	95,345	2004
	10.000000	13.707728	37.08%	1,984	2003*

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.303416	16.486567	7.73%	238,132	2006
	14.210960	15.303416	7.69%	17,393	2005
	12.554261	14.210960	13.20%	5,745	2004
	10.000000	12.554261	25.54%	0	2003*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.885496	10.152993	2.71%	294,853	2006
	9.799630	9.885496	0.88%	183,812	2005
	9.893901	9.799630	-0.95%	50,182	2004
	10.000000	9.893901	-1.06%	34,800	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	18.020086	17.616106	-2.24%	19,241	2006
	16.419196	18.020086	9.75%	8,591	2005
	14.907895	16.419196	10.14%	1,907	2004
	10.000000	14.907895	49.08%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.835236	8.35%	4,723	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.790715	21.396244	20.27%	816	2006
	16.197590	17.790715	9.84%	816	2005
	13.738380	16.197590	17.90%	816	2004
	10.000000	13.738380	37.38%	0	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.581194	15.131435	20.27%	274,019	2006
	11.453079	12.581194	9.85%	51,039	2005
	10.000000	11.453079	14.53%	12,421	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.905052	19.332334	7.97%	21,368	2006
	16.256166	17.905052	10.14%	18,512	2005
	14.296525	16.256166	13.71%	18,996	2004
	10.000000	14.296525	42.97%	1,828	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.839520	16.534481	11.42%	412,222	2006
	14.109763	14.839520	5.17%	8,386	2005
	13.111059	14.109763	7.62%	5,959	2004
	10.000000	13.111059	31.11%	6,009	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.981000	18.145324	13.54%	457,159	2006
	15.646565	15.981000	2.14%	107,315	2005
	13.601345	15.646565	15.04%	44,637	2004
	10.000000	13.601345	36.01%	0	2003*

74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.452724	11.797281	3.01%	50,630	2006
	11.407467	11.452724	0.40%	33,886	2005
	10.898535	11.407467	4.67%	8,694	2004
	10.000000	10.898535	8.99%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.703095	15.556184	5.80%	73,189	2006
	14.270341	14.703095	3.03%	58,874	2005
	13.623204	14.270341	4.75%	22,838	2004
	10.000000	13.623204	36.23%	1,397	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.771731	22.799883	15.32%	5,711	2006
	17.642303	19.771731	12.07%	5,711	2005
	15.104878	17.642303	16.80%	5,711	2004
	10.000000	15.104878	51.05%	402	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.894589	14.873968	15.35%	171,349	2006
	11.507127	12.894589	12.06%	105,432	2005
	10.000000	11.507127	15.07%	36,056	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.930195	13.876681	7.32%	33,325	2006
	12.901188	12.930195	0.22%	28,021	2005
	12.076446	12.901188	6.83%	16,095	2004
	10.000000	12.076446	20.76%	912	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.577583	16.437065	12.76%	494,144	2006
	14.030984	14.577583	3.90%	60,397	2005
	13.084249	14.030984	7.24%	24,084	2004
	10.000000	13.084249	30.84%	2,029	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.034924	21.444172	12.66%	106,522	2006
	17.657508	19.034924	7.80%	13,085	2005
	15.079668	17.657508	17.09%	6,947	2004
	10.000000	15.079668	50.80%	73	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.860142	15.785091	13.89%	8,355	2006
	13.405421	13.860142	3.39%	8,283	2005
	12.279684	13.405421	9.17%	2,011	2004
	10.000000	12.279684	22.80%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.918898	19.976776	25.49%	952	2006
	14.440241	15.918898	10.24%	980	2005
	12.648853	14.440241	14.16%	1,010	2004
	10.000000	12.648853	26.49%	526	2003*

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.554562	13.005932	3.60%	2,573	2006
	12.089308	12.554562	3.85%	2,604	2005
	11.715038	12.089308	3.19%	2,631	2004
	10.000000	11.715038	17.15%	245	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.183366	12.013255	7.42%	44,223	2006
	10.000000	11.183366	11.83%	10,580	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.513147	12.255971	16.58%	151,157	2006
	10.000000	10.513147	5.13%	37,935	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.009904	10.231131	2.21%	60,244	2006
	10.000000	10.009904	0.10%	28,807	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.542363	10.727232	1.75%	435,666	2006
	10.323495	10.542363	2.12%	68,579	2005
	10.096155	10.323495	2.25%	10,234	2004
	10.000000	10.096155	0.96%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.958123	16.284877	8.87%	0	2006
	13.576214	14.958123	10.18%	0	2005
	12.552802	13.576214	8.15%	174	2004
	10.000000	12.552802	25.53%	177	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.667393	27.956245	35.27%	58,850	2006
	18.016422	20.667393	14.71%	53,218	2005
	13.476102	18.016422	33.69%	34,522	2004
	10.000000	13.476102	34.76%	468	2003*

76

Maximum Additional Contract Options Elected (Total 3.80%)
(Variable account charges of 3.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.838775	12.864179	8.66%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.543599	11.778865	2.04%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	12.823995	14.343691	11.85%	0	2006

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.650200	13.112515	12.55%	0	2006

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.315300	14.630098	9.87%	0	2006

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	11.951743	13.432307	12.39%	0	2006

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	13.194996	15.836198	20.02%	0	2006

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.035366	14.458519	20.13%	0	2006

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.020401	12.747408	15.67%	0	2006

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.036532	10.258329	-7.05%	0	2006

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.232065	13.941592	13.98%	0	2006

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.165613	11.695718	4.75%	0	2006

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	9.921991	9.697495	-2.26%	0	2006

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.379186	14.727153	10.08%	0	2006

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	11.575663	12.830559	10.84%	0	2006

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.813101	12.089558	11.80%	0	2006

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	11.828375	11.780671	-0.40%	0	2006

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	11.820223	13.247070	12.07%	0	2006

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.925379	12.170325	11.39%	0	2006

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.131670	1.32%	0	2006*

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.572286	9.570512	-0.02%	0	2006

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.038739	13.890945	15.39%	0	2006

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.856610	11.131595	2.53%	0	2006

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	14.062209	15.933874	13.31%	0	2006

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.396626	14.051424	13.35%	0	2006

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	13.464904	14.435618	7.21%	0	2006

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.796763	9.815378	0.19%	0	2006

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.422914	16.678816	8.14%	0	2006

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	11.864961	13.242760	11.61%	0	2006

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.172359	14.778841	12.20%	0	2006

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.522479	11.093605	5.43%	0	2006

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.824267	11.633075	7.47%	0	2006

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.029096	11.982614	8.65%	0	2006

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	10.932004	9.32%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.387040	12.831509	12.69%	0	2006

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	14.172992	15.951470	12.55%	0	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.480091	15.389324	23.31%	0	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	12.006392	14.030638	16.86%	0	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.356045	15.605758	16.84%	0	2006

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.630511	10.455623	8.57%	0	2006

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.288246	12.093208	7.13%	0	2006

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	13.060604	13.711080	4.98%	0	2006

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.152043	14.036435	6.72%	0	2006

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	14.233402	20.145514	41.54%	0	2006

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	16.259653	22.993143	41.41%	0	2006

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.389719	9.413494	0.25%	0	2006

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	10.949198	11.303670	3.24%	0	2006

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.512702	14.507281	15.94%	0	2006

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	11.658098	11.805209	1.26%	0	2006

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.452590	13.484442	17.74%	0	2006

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	13.243393	14.585157	10.13%	0	2006

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.366597	12.131639	6.73%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.368106	13.530015	9.39%	0	2006

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.289257	2.89%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.271685	2.72%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.567155	5.67%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.101499	1.01%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.860522	11.556990	6.41%	0	2006

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.273572	10.931948	6.41%	0	2006

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	17.475399	22.919117	31.15%	0	2006

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	14.732571	19.356051	31.38%	0	2006

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	14.212750	18.778978	32.13%	0	2006

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	11.944463	11.834668	-0.92%	0	2006

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	12.760907	14.376338	12.66%	0	2006

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	13.541721	14.559587	7.52%	0	2006

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	13.748395	15.884127	15.53%	0	2006

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	11.407037	11.241712	-1.45%	0	2006

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.093268	9.945383	-1.47%	0	2006

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	10.115009	10.770701	6.48%	0	2006

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.201279	10.913678	6.98%	0	2006

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	14.212750	18.778978	32.13%	0	2006

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.151634	10.368974	2.14%	0	2006

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.728297	11.191139	4.31%	0	2006

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.288210	12.093459	7.13%	0	2006

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.018506	13.244454	10.20%	0	2006

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.505562	14.061238	12.44%	0	2006

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	12.636563	13.330173	5.49%	0	2006

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.498644	9.552673	0.57%	0	2006

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	12.594789	12.056105	-4.28%	0	2006

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.684792	6.85%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	13.811583	16.265178	17.76%	0	2006

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.148963	14.307665	17.77%	0	2006

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	13.155440	13.908506	5.72%	0	2006

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	11.681180	12.744618	9.10%	0	2006

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	12.280327	13.653398	11.18%	0	2006

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.263409	10.352230	0.87%	0	2006

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.198706	11.601875	3.60%	0	2006

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	14.270823	16.114120	12.92%	0	2006

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.451652	14.064239	12.95%	0	2006

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	10.690125	11.233955	5.09%	0	2006

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	11.546852	12.748898	10.41%	0	2006

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	13.474984	14.864632	10.31%	0	2006

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	11.905413	13.276825	11.52%	0	2006

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.494439	16.582111	22.88%	0	2006

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.800235	10.955682	1.44%	0	2006

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.028230	11.600105	5.19%	0	2006

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.367267	11.834518	14.15%	0	2006

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.870939	9.879155	0.08%	0	2006

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.001920	9.965547	-0.36%	0	2006

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	12.007368	12.800406	6.60%	0	2006

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	15.607772	20.673484	32.46%	0	2006

86

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

87

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the gain earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

   In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

88

 In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

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A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date  is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable is based on the ratio between the contract owner’s investment in the contract and the expected return on the contract.  Once the entire  investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

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•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
GMWB Rider.  Although the tax treatment is not clear, if you purchase the GMWB rider and you take a withdrawal from your Contract before the annuitization date, we intend to treat the following amount of the withdrawal as a taxable distribution:  the excess of the greater of (a) your account value immediately before the distribution or (b) your Guaranteed Lifetime Amount immediately before the distribution, over (c) the remaining investment in the Contract. In certain circumstances, this treatment with respect to the GMWB rider could result in your account value being less than your investment in the Contract after such a withdrawal. If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible. If you purchase the GMWB rider in an IRA or Tax Sheltered Annuity, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A)  or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

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(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States; and

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that these distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•       generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

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•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

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(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

As noted above, if you purchase the GMWB, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

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STATEMENT OF ADDITIONAL INFORMATION

May 1, 2007

Individual Flexible Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2007.  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2006.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates, may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.25% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2006 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2006, 2005 and 2004, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2006.  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).
The Nationwide Variable Insurance Trust – American Funds NVIT Growth-Income Fund: Class II and Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 4 were added to the variable account on May 1, 2007.  Therefore, no condensed Financial Information is available.

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.819192	17.554583	10.97%	61,195	2006
	15.271213	15.819192	3.59%	54,440	2005
	14.023243	15.271213	8.90%	27,014	2004
	10.000000	14.023243	40.23%	2,053	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.847962	15.472600	4.21%	30,765	2006
	13.917742	14.847962	6.68%	14,617	2005
	13.321974	13.917742	4.47%	7,556	2004
	10.000000	13.321974	33.22%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.927273	19.335577	14.23%	20,005	2006
	15.766901	16.927273	7.36%	17,574	2005
	13.921930	15.766901	13.25%	7,432	2004
	10.000000	13.921930	39.22%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.323276	17.612985	14.94%	11,265	2006
	14.910135	15.323276	2.77%	13,359	2005
	13.644490	14.910135	9.28%	14,930	2004
	10.000000	13.644490	36.44%	2,368	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.076044	20.282891	12.21%	1,843	2006
	17.252945	18.076044	4.77%	1,911	2005
	14.747238	17.252945	16.99%	2,751	2004
	10.000000	14.747238	47.47%	1,254	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.248165	17.501112	14.78%	2,472	2006
	14.848231	15.248165	2.69%	2,514	2005
	13.424590	14.848231	10.60%	2,559	2004
	10.000000	13.424590	34.25%	1,580	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.219636	19.879788	22.57%	0	2006
	14.594814	16.219636	11.13%	0	2005
	12.942484	14.594814	12.77%	0	2004
	10.000000	12.942484	29.42%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.463621	15.291063	22.69%	12,518	2006
	11.228277	12.463621	11.00%	13,074	2005
	10.000000	11.228277	12.28%	2,898	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.175422	13.201290	18.13%	21,204	2006
	10.000000	11.175422	11.75%	4,836	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.148820	13.430767	-5.08%	30,212	2006
	14.121250	14.148820	0.20%	31,358	2005
	12.996439	14.121250	8.65%	7,997	2004
	10.000000	12.996439	29.96%	1,900	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.657686	18.225035	16.40%	69,692	2006
	15.198000	15.657686	3.02%	48,360	2005
	13.548279	15.198000	12.18%	27,344	2004
	10.000000	13.548279	35.48%	4,767	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.322577	12.112298	6.97%	5,941	2006
	10.000000	11.322577	13.23%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.764197	10.744215	-0.19%	103,664	2006
	10.786832	10.764197	-0.21%	83,724	2005
	10.376039	10.786832	3.96%	36,273	2004
	10.000000	10.376039	3.76%	888	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.322676	20.597299	12.41%	31,107	2006
	17.390155	18.322676	5.36%	25,651	2005
	14.521723	17.390155	19.75%	12,320	2004
	10.000000	14.521723	45.22%	273	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.757838	16.705238	13.20%	92,999	2006
	14.382267	14.757838	2.61%	72,780	2005
	13.265137	14.382267	8.42%	38,967	2004
	10.000000	13.265137	32.65%	2,338	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.310580	15.198002	14.18%	51,956	2006
	13.011223	13.310580	2.30%	32,641	2005
	12.636845	13.011223	2.96%	19,313	2004
	10.000000	12.636845	26.37%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.554423	15.821007	1.71%	290	2006
	14.997346	15.554423	3.71%	555	2005
	13.746125	14.997346	9.10%	768	2004
	10.000000	13.746125	37.46%	290	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.706920	16.832353	14.45%	0	2006
	14.285809	14.706920	2.95%	206	2005
	13.278623	14.285809	7.59%	203	2004
	10.000000	13.278623	32.79%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.593219	15.463850	13.76%	0	2006
	13.604024	13.593219	-0.08%	0	2005
	12.927207	13.604024	5.24%	0	2004
	10.000000	12.927207	29.27%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.274298	2.74%	11,677	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.296493	10.513347	2.11%	135,386	2006
	10.376971	10.296493	-0.78%	107,568	2005
	10.222441	10.376971	1.51%	32,420	2004
	10.000000	10.222441	2.22%	6,380	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.504390	18.269816	17.84%	155,265	2006
	14.947116	15.504390	3.73%	115,192	2005
	13.676909	14.947116	9.29%	59,804	2004
	10.000000	13.676909	36.77%	1,829	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.513399	15.197310	4.71%	63,785	2006
	14.000748	14.513399	3.66%	42,058	2005
	13.818654	14.000748	1.32%	26,773	2004
	10.000000	13.818654	38.19%	615	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	19.179150	22.193606	15.72%	1,746	2006
	16.433121	19.179150	16.71%	2,702	2005
	14.760564	16.433121	11.33%	2,702	2004
	10.000000	14.760564	47.61%	1,040	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.837627	14.860462	15.76%	124,438	2006
	11.003353	12.837627	16.67%	68,958	2005
	10.000000	11.003353	10.03%	33,488	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.294168	18.934891	9.49%	387,870	2006
	15.089314	17.294168	14.61%	236,568	2005
	13.336337	15.089314	13.14%	106,678	2004
	10.000000	13.336337	33.36%	452	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.536024	10.780356	2.32%	573,993	2006
	10.523767	10.536024	0.12%	108,330	2005
	10.280466	10.523767	2.37%	42,181	2004
	10.000000	10.280466	2.80%	1,087	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.315297	22.436487	10.44%	195,611	2006
	17.519636	20.315297	15.96%	147,988	2005
	14.304553	17.519636	22.48%	79,588	2004
	10.000000	14.304553	43.05%	3,470	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.687545	21.300753	13.98%	12,936	2006
	18.568815	18.687545	0.64%	12,088	2005
	16.601913	18.568815	11.85%	6,098	2004
	10.000000	16.601913	66.02%	1,021	2003*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.357393	15.304969	14.58%	56,123	2006
	10.000000	13.357393	33.57%	16,697	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.670550	11.488747	7.67%	21,651	2006
	10.000000	10.670550	6.71%	909	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.976545	12.047375	9.76%	117,671	2006
	10.000000	10.976545	9.77%	88,120	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.184232	12.409354	10.95%	26,220	2006
	10.000000	11.184232	11.84%	21,638	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.085844	10.86%	46,305	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.571240	16.768456	15.08%	163,966	2006
	14.338735	14.571240	1.62%	151,473	2005
	13.147979	14.338735	9.06%	94,812	2004
	10.000000	13.147979	31.48%	2,163	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.672305	21.461905	14.94%	71,941	2006
	17.472125	18.672305	6.87%	55,135	2005
	14.370679	17.472125	21.58%	23,823	2004
	10.000000	14.370679	43.71%	1,964	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.655507	15.937169	25.93%	46,638	2006
	10.000000	12.655507	26.56%	19,495	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.311415	20.657060	19.33%	8,415	2006
	15.992577	17.311415	8.25%	8,547	2005
	13.732826	15.992577	16.46%	16,720	2004
	10.000000	13.732826	37.33%	1,545	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.433552	14.838451	19.34%	372,803	2006
	11.490111	12.433552	8.21%	126,372	2005
	10.000000	11.490111	14.90%	55,309	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.766142	10.828109	10.87%	54,451	2006
	10.000000	9.766142	-2.34%	15,005	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.949158	14.167340	9.41%	0	2006
	12.241351	12.949158	5.78%	0	2005
	11.505218	12.241351	6.40%	0	2004
	10.000000	11.505218	15.05%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.942807	17.092574	7.21%	922	2006
	14.415779	15.942807	10.59%	842	2005
	12.437665	14.415779	15.90%	872	2004
	10.000000	12.437665	24.38%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.291335	16.666323	8.99%	592	2006
	14.031702	15.291335	8.98%	621	2005
	12.158184	14.031702	15.41%	652	2004
	10.000000	12.158184	21.58%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.719936	31.366880	44.42%	1,003	2006
	16.754159	21.719936	29.64%	1,003	2005
	14.367666	16.754159	16.61%	1,003	2004
	10.000000	14.367666	43.68%	540	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.739596	21.304980	44.54%	80,479	2006
	11.363048	14.739596	29.72%	3,662	2005
	10.000000	11.363048	13.63%	1,702	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.909111	10.145287	2.38%	511,016	2006
	9.941633	9.909111	-0.33%	85,189	2005
	10.040481	9.941633	-0.98%	23,196	2004
	10.000000	10.040481	0.40%	3,302	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.811057	14.561211	5.43%	53,140	2006
	13.486320	13.811057	2.41%	58,958	2005
	12.594868	13.486320	7.08%	32,318	2004
	10.000000	12.594868	25.95%	3,653	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.440964	18.282573	18.40%	87,397	2006
	14.760636	15.440964	4.61%	50,506	2005
	13.083772	14.760636	12.82%	21,737	2004
	10.000000	13.083772	30.84%	2,294	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.034039	15.547415	3.41%	20,717	2006
	14.870180	15.034039	1.10%	14,657	2005
	13.528240	14.870180	9.92%	7,112	2004
	10.000000	13.528240	35.28%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.613662	13.964598	20.24%	454,872	2006
	10.000000	11.613662	16.14%	19,154	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.935082	17.922567	12.47%	2,665	2006
	14.298544	15.935082	11.45%	2,711	2005
	12.542169	14.298544	14.00%	2,757	2004
	10.000000	12.542169	25.42%	1,141	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.526436	12.563708	9.00%	38,038	2006
	10.000000	11.526436	15.26%	3,138	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.291049	15.965747	11.72%	552,007	2006
	13.611475	14.291049	4.99%	32,795	2005
	12.229791	13.611475	11.30%	0	2004
	10.000000	12.229791	22.30%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.434128	4.34%	859,430	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.416259	4.16%	48,099	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.715931	7.16%	88,162	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.243775	2.44%	163,222	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.953685	14.077197	8.67%	17,144	2006
	12.877246	12.953685	0.59%	17,214	2005
	11.904593	12.877246	8.17%	24,544	2004
	10.000000	11.904593	19.05%	28,638	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.418162	11.321282	8.67%	48,257	2006
	10.000000	10.418162	4.18%	31,801	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	25.630840	34.329087	33.94%	849	2006
	19.712603	25.630840	30.02%	849	2005
	16.659025	19.712603	18.33%	866	2004
	10.000000	16.659025	66.59%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	15.256471	20.470158	34.17%	59,144	2006
	11.719770	15.256471	30.18%	44,989	2005
	10.000000	11.719770	17.20%	26,680	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.485381	22.244207	34.93%	123	2006
	15.800508	16.485381	4.33%	127	2005
	12.412884	15.800508	27.29%	187	2004
	10.000000	12.412884	24.13%	53	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	16.157720	16.349615	1.19%	31,218	2006
	15.263895	16.157720	5.86%	25,778	2005
	13.727977	15.263895	11.19%	10,870	2004
	10.000000	13.727977	37.28%	956	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.381755	22.299337	15.05%	17,786	2006
	19.192160	19.381755	0.99%	14,966	2005
	16.696167	19.192160	14.95%	20,664	2004
	10.000000	16.696167	66.96%	698	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.796627	20.638995	9.80%	104,574	2006
	17.079751	18.796627	10.05%	32,692	2005
	14.634859	17.079751	16.71%	22,781	2004
	10.000000	14.634859	46.35%	768	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.362497	21.665712	17.99%	105	2006
	16.869048	18.362497	8.85%	108	2005
	14.217426	16.869048	18.65%	143	2004
	10.000000	14.217426	42.17%	46	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.524310	15.624588	0.65%	811	2006
	14.604297	15.524310	6.30%	815	2005
	13.818993	14.604297	5.68%	836	2004
	10.000000	13.818993	38.19%	46	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.452532	10.518349	0.63%	29,487	2006
	9.828804	10.452532	6.35%	14,739	2005
	10.000000	9.828804	-1.71%	11,528	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.209158	16.539267	8.75%	1,030	2006
	15.600234	15.209158	-2.51%	1,030	2005
	15.262596	15.600234	2.21%	1,030	2004
	10.000000	15.262596	52.63%	0	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.564328	11.542288	9.26%	6,383	2006
	10.835965	10.564328	-2.51%	4,191	2005
	10.000000	10.835965	8.36%	2,479	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.338406	10.497385	1.54%	557,369	2006
	10.189502	10.338406	1.46%	86,796	2005
	10.043359	10.189502	1.46%	22,084	2004
	10.000000	10.043359	0.43%	744	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.191464	11.673956	4.31%	310,529	2006
	11.025641	11.191464	1.50%	369,029	2005
	10.723133	11.025641	2.82%	317,539	2004
	10.000000	10.723133	7.23%	24,714	2003*

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.362921	13.170301	6.53%	487,133	2006
	12.042290	12.362921	2.66%	323,178	2005
	11.437925	12.042290	5.28%	170,274	2004
	10.000000	11.437925	14.38%	18,165	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.593344	14.872451	9.41%	1,366,364	2006
	13.132916	13.593344	3.51%	861,297	2005
	12.203108	13.132916	7.62%	463,596	2004
	10.000000	12.203108	22.03%	15,603	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.106544	17.001173	12.54%	925,832	2006
	14.359307	15.106544	5.20%	262,657	2005
	13.038300	14.359307	10.13%	183,968	2004
	10.000000	13.038300	30.38%	2,862	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.285762	18.700744	14.83%	258,711	2006
	15.356948	16.285762	6.05%	217,961	2005
	13.707728	15.356948	12.03%	95,345	2004
	10.000000	13.707728	37.08%	1,984	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.303416	16.486567	7.73%	238,132	2006
	14.210960	15.303416	7.69%	17,393	2005
	12.554261	14.210960	13.20%	5,745	2004
	10.000000	12.554261	25.54%	0	2003*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.885496	10.152993	2.71%	294,853	2006
	9.799630	9.885496	0.88%	183,812	2005
	9.893901	9.799630	-0.95%	50,182	2004
	10.000000	9.893901	-1.06%	34,800	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	18.020086	17.616106	-2.24%	19,241	2006
	16.419196	18.020086	9.75%	8,591	2005
	14.907895	16.419196	10.14%	1,907	2004
	10.000000	14.907895	49.08%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.835236	8.35%	4,723	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.790715	21.396244	20.27%	816	2006
	16.197590	17.790715	9.84%	816	2005
	13.738380	16.197590	17.90%	816	2004
	10.000000	13.738380	37.38%	0	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.581194	15.131435	20.27%	274,019	2006
	11.453079	12.581194	9.85%	51,039	2005
	10.000000	11.453079	14.53%	12,421	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.905052	19.332334	7.97%	21,368	2006
	16.256166	17.905052	10.14%	18,512	2005
	14.296525	16.256166	13.71%	18,996	2004
	10.000000	14.296525	42.97%	1,828	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.839520	16.534481	11.42%	412,222	2006
	14.109763	14.839520	5.17%	8,386	2005
	13.111059	14.109763	7.62%	5,959	2004
	10.000000	13.111059	31.11%	6,009	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.981000	18.145324	13.54%	457,159	2006
	15.646565	15.981000	2.14%	107,315	2005
	13.601345	15.646565	15.04%	44,637	2004
	10.000000	13.601345	36.01%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.452724	11.797281	3.01%	50,630	2006
	11.407467	11.452724	0.40%	33,886	2005
	10.898535	11.407467	4.67%	8,694	2004
	10.000000	10.898535	8.99%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.703095	15.556184	5.80%	73,189	2006
	14.270341	14.703095	3.03%	58,874	2005
	13.623204	14.270341	4.75%	22,838	2004
	10.000000	13.623204	36.23%	1,397	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.771731	22.799883	15.32%	5,711	2006
	17.642303	19.771731	12.07%	5,711	2005
	15.104878	17.642303	16.80%	5,711	2004
	10.000000	15.104878	51.05%	402	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.894589	14.873968	15.35%	171,349	2006
	11.507127	12.894589	12.06%	105,432	2005
	10.000000	11.507127	15.07%	36,056	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.930195	13.876681	7.32%	33,325	2006
	12.901188	12.930195	0.22%	28,021	2005
	12.076446	12.901188	6.83%	16,095	2004
	10.000000	12.076446	20.76%	912	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.577583	16.437065	12.76%	494,144	2006
	14.030984	14.577583	3.90%	60,397	2005
	13.084249	14.030984	7.24%	24,084	2004
	10.000000	13.084249	30.84%	2,029	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.034924	21.444172	12.66%	106,522	2006
	17.657508	19.034924	7.80%	13,085	2005
	15.079668	17.657508	17.09%	6,947	2004
	10.000000	15.079668	50.80%	73	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.860142	15.785091	13.89%	8,355	2006
	13.405421	13.860142	3.39%	8,283	2005
	12.279684	13.405421	9.17%	2,011	2004
	10.000000	12.279684	22.80%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.918898	19.976776	25.49%	952	2006
	14.440241	15.918898	10.24%	980	2005
	12.648853	14.440241	14.16%	1,010	2004
	10.000000	12.648853	26.49%	526	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.554562	13.005932	3.60%	2,573	2006
	12.089308	12.554562	3.85%	2,604	2005
	11.715038	12.089308	3.19%	2,631	2004
	10.000000	11.715038	17.15%	245	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.183366	12.013255	7.42%	44,223	2006
	10.000000	11.183366	11.83%	10,580	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.513147	12.255971	16.58%	151,157	2006
	10.000000	10.513147	5.13%	37,935	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.009904	10.231131	2.21%	60,244	2006
	10.000000	10.009904	0.10%	28,807	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.542363	10.727232	1.75%	435,666	2006
	10.323495	10.542363	2.12%	68,579	2005
	10.096155	10.323495	2.25%	10,234	2004
	10.000000	10.096155	0.96%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.958123	16.284877	8.87%	0	2006
	13.576214	14.958123	10.18%	0	2005
	12.552802	13.576214	8.15%	174	2004
	10.000000	12.552802	25.53%	177	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.667393	27.956245	35.27%	58,850	2006
	18.016422	20.667393	14.71%	53,218	2005
	13.476102	18.016422	33.69%	34,522	2004
	10.000000	13.476102	34.76%	468	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.772988	17.485559	10.86%	3,971	2006
	15.242090	15.772988	3.48%	3,988	2005
	14.010752	15.242090	8.79%	1,857	2004
	10.000000	14.010752	40.11%	771	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.804611	15.411768	4.10%	4,903	2006
	13.891196	14.804611	6.58%	4,869	2005
	13.310109	13.891196	4.37%	309	2004
	10.000000	13.310109	33.10%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.877833	19.259541	14.11%	804	2006
	15.736819	16.877833	7.25%	909	2005
	13.909528	15.736819	13.14%	1,019	2004
	10.000000	13.909528	39.10%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.278513	17.543710	14.83%	7,214	2006
	14.881685	15.278513	2.67%	7,836	2005
	13.632334	14.881685	9.16%	8,519	2004
	10.000000	13.632334	36.32%	2,570	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.023283	20.203167	12.09%	1,981	2006
	17.220056	18.023283	4.66%	1,981	2005
	14.734107	17.220056	16.87%	1,981	2004
	10.000000	14.734107	47.34%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.203635	17.432300	14.66%	0	2006
	14.819911	15.203635	2.59%	0	2005
	13.412628	14.819911	10.49%	0	2004
	10.000000	13.412628	34.13%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.172294	19.801659	22.44%	0	2006
	14.566989	16.172294	11.02%	0	2005
	12.930963	14.566989	12.65%	0	2004
	10.000000	12.930963	29.31%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.442586	15.249763	22.56%	341	2006
	11.220714	12.442586	10.89%	0	2005
	10.000000	11.220714	12.21%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.167887	13.179014	18.01%	0	2006
	10.000000	11.167887	11.68%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.107494	13.377940	-5.17%	457	2006
	14.094317	14.107494	0.09%	457	2005
	12.984862	14.094317	8.54%	1,074	2004
	10.000000	12.984862	29.85%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.611957	18.153365	16.28%	5,620	2006
	15.169005	15.611957	2.92%	4,025	2005
	13.536215	15.169005	12.06%	4,149	2004
	10.000000	13.536215	35.36%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.314949	12.091851	6.87%	0	2006
	10.000000	11.314949	13.15%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.731395	10.700603	-0.29%	17,806	2006
	10.764887	10.731395	-0.31%	19,103	2005
	10.365477	10.764887	3.85%	16,744	2004
	10.000000	10.365477	3.65%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.269183	20.516323	12.30%	1,303	2006
	17.356994	18.269183	5.26%	1,108	2005
	14.508790	17.356994	19.63%	2,111	2004
	10.000000	14.508790	45.09%	180	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.714741	16.639547	13.08%	14,185	2006
	14.354842	14.714741	2.51%	14,800	2005
	13.253320	14.354842	8.31%	14,740	2004
	10.000000	13.253320	32.53%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.271692	15.138224	14.06%	6,664	2006
	12.986389	13.271692	2.20%	5,682	2005
	12.625572	12.986389	2.86%	2,500	2004
	10.000000	12.625572	26.26%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.509010	15.758805	1.61%	341	2006
	14.968748	15.509010	3.61%	341	2005
	13.733890	14.968748	8.99%	341	2004
	10.000000	13.733890	37.34%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.663968	16.766149	14.34%	0	2006
	14.258559	14.663968	2.84%	0	2005
	13.266794	14.258559	7.48%	0	2004
	10.000000	13.266794	32.67%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.553519	15.403040	13.65%	0	2006
	13.578075	13.553519	-0.18%	0	2005
	12.915694	13.578075	5.13%	0	2004
	10.000000	12.915694	29.16%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.267365	2.67%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.266398	10.471975	2.00%	35,473	2006
	10.357156	10.266398	-0.88%	34,616	2005
	10.213311	10.357156	1.41%	31,576	2004
	10.000000	10.213311	2.13%	19,338	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.459110	18.197972	17.72%	23,127	2006
	14.918610	15.459110	3.62%	23,420	2005
	13.664733	14.918610	9.18%	16,882	2004
	10.000000	13.664733	36.65%	9,367	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.470999	15.137527	4.61%	7,257	2006
	13.974030	14.470999	3.56%	7,241	2005
	13.806339	13.974030	1.21%	4,290	2004
	10.000000	13.806339	38.06%	750	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	19.123170	22.106362	15.60%	940	2006
	16.401788	19.123170	16.59%	968	2005
	14.747430	16.401788	11.22%	1,333	2004
	10.000000	14.747430	47.47%	8,014	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.815973	14.820340	15.64%	17,760	2006
	10.995945	12.815973	16.55%	19,767	2005
	10.000000	10.995945	9.96%	16,439	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.243671	18.860451	9.38%	34,874	2006
	15.060528	17.243671	14.50%	35,177	2005
	13.324455	15.060528	13.03%	32,958	2004
	10.000000	13.324455	33.24%	10,641	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.505247	10.737961	2.22%	13,218	2006
	10.503682	10.505247	0.01%	6,894	2005
	10.271299	10.503682	2.26%	6,334	2004
	10.000000	10.271299	2.71%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.255999	22.348276	10.33%	16,328	2006
	17.486236	20.255999	15.84%	16,121	2005
	14.291814	17.486236	22.35%	16,119	2004
	10.000000	14.291814	42.92%	7,836	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.633000	21.217030	13.87%	433	2006
	18.533418	18.633000	0.54%	503	2005
	16.587140	18.533418	11.73%	550	2004
	10.000000	16.587140	65.87%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.348402	15.279127	14.46%	343	2006
	10.000000	13.348402	33.48%	924	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.663346	11.469338	7.56%	2,166	2006
	10.000000	10.663346	6.63%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.969142	12.027039	9.64%	3,390	2006
	10.000000	10.969142	9.69%	3,390	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.176694	12.388402	10.84%	0	2006
	10.000000	11.176694	11.77%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.078363	10.78%	10,665	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.528693	16.702536	14.96%	13,314	2006
	14.311386	14.528693	1.52%	33,156	2005
	13.136268	14.311386	8.95%	28,955	2004
	10.000000	13.136268	31.36%	14,118	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.617786	21.377512	14.82%	2,698	2006
	17.438799	18.617786	6.76%	2,712	2005
	14.357875	17.438799	21.46%	3,083	2004
	10.000000	14.357875	43.58%	1,261	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.646990	15.910289	25.80%	2,022	2006
	10.000000	12.646990	26.47%	982	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.260846	20.575821	19.21%	4,170	2006
	15.962062	17.260846	8.14%	4,185	2005
	13.720588	15.962062	16.34%	4,201	2004
	10.000000	13.720558	37.21%	2,631	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.412578	14.798397	19.22%	11,914	2006
	11.482386	12.412578	8.10%	11,365	2005
	10.000000	11.482386	14.82%	6,958	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.759551	10.809817	10.76%	2,857	2006
	10.000000	9.759551	-2.40%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.911316	14.111592	9.30%	0	2006
	12.217979	12.911316	5.67%	0	2005
	11.494958	12.217979	6.29%	0	2004
	10.000000	11.494958	14.95%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.896255	17.025367	7.10%	2,150	2006
	14.388282	15.896255	10.48%	2,150	2005
	12.426582	14.388282	15.79%	2,150	2004
	10.000000	12.426582	24.27%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.249917	16.604316	8.88%	0	2006
	14.007907	15.249917	8.87%	0	2005
	12.149928	14.007907	15.29%	0	2004
	10.000000	12.149928	21.50%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.656559	31.243624	44.27%	89	2006
	16.722219	21.656559	29.51%	89	2005
	14.354875	16.722219	16.49%	96	2004
	10.000000	14.354875	43.55%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.714740	21.247466	44.40%	2,512	2006
	11.355399	14.714740	29.58%	1,831	2005
	10.000000	11.355399	13.55%	1,847	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.880148	10.105358	2.28%	21,961	2006
	9.922647	9.880148	-0.43%	18,450	2005
	10.031522	9.922647	-1.09%	18,588	2004
	10.000000	10.031522	0.32%	3,838	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.770714	14.503959	5.32%	12,906	2006
	13.460591	13.770714	2.30%	12,649	2005
	12.583644	13.460591	6.97%	9,381	2004
	10.000000	12.583644	25.84%	3,486	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.395861	18.210675	18.28%	7,872	2006
	14.732461	15.395861	4.50%	7,664	2005
	13.072099	14.732461	12.70%	6,883	2004
	10.000000	13.072099	30.72%	802	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.990135	15.486280	3.31%	2,153	2006
	14.841809	14.990135	1.00%	2,076	2005
	13.516188	14.841809	9.81%	1,999	2004
	10.000000	13.516188	35.16%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.605833	13.941023	20.12%	1,434	2006
	10.000000	11.605833	16.06%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.886562	17.849852	12.36%	0	2006
	14.269491	15.886562	11.33%	755	2005
	12.529424	14.269491	13.89%	0	2004
	10.000000	12.529424	25.29%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.518655	12.542479	8.89%	227	2006
	10.000000	11.518655	15.19%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.252324	15.906329	11.61%	16,354	2006
	13.588384	14.252324	4.89%	14,069	2005
	12.221487	13.588384	11.18%	14,072	2004
	10.000000	12.221487	22.21%	4,163	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.427094	4.27%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.409221	4.09%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.708700	7.09%	1,729	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.236847	2.37%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.915841	14.021832	8.56%	1,704	2006
	12.852665	12.915841	0.49%	1,722	2005
	11.893980	12.852665	8.06%	5,257	2004
	10.000000	11.893980	18.94%	221	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.411135	11.302178	8.56%	6,383	2006
	10.000000	10.411135	4.11%	4,286	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	25.556052	34.194184	33.80%	0	2006
	19.675015	25.556052	29.89%	0	2005
	16.644208	19.675015	18.21%	0	2004
	10.000000	16.644208	66.44%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	15.230741	20.414905	34.04%	2,558	2006
	11.711869	15.230741	30.05%	3,068	2005
	10.000000	11.711869	17.12%	1,314	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.437242	22.156759	34.80%	0	2006
	15.770374	16.437242	4.23%	0	2005
	12.401814	15.770374	27.16%	0	2004
	10.000000	12.401814	24.02%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	16.110548	16.285328	1.08%	2,218	2006
	15.234783	16.110548	5.75%	2,851	2005
	13.715748	15.234783	11.08%	3,339	2004
	10.000000	13.715748	37.16%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.325182	22.211681	14.94%	2,680	2006
	19.155578	19.325182	0.89%	2,701	2005
	16.681315	19.155578	14.83%	3,428	2004
	10.000000	16.681315	66.81%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.741745	20.557852	9.69%	7,070	2006
	17.047183	18.741745	9.94%	6,681	2005
	14.621826	17.047183	16.59%	6,258	2004
	10.000000	14.621826	46.22%	2,666	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.308879	21.580520	17.87%	0	2006
	16.836874	18.308879	8.74%	0	2005
	14.204772	16.836874	18.53%	0	2004
	10.000000	14.204772	42.05%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.478969	15.563123	0.54%	0	2006
	14.576433	15.478969	6.19%	0	2005
	13.806681	14.576433	5.58%	0	2004
	10.000000	13.806681	38.07%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.434896	10.489937	0.53%	1,861	2006
	9.822186	10.434896	6.24%	1,861	2005
	10.000000	9.822186	-1.78%	1,861	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.164758	16.474225	8.63%	0	2006
	15.570503	15.164758	-2.61%	0	2005
	15.249015	15.570503	2.11%	0	2004
	10.000000	15.249015	52.49%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.546499	11.511104	9.15%	0	2006
	10.828670	10.546499	-2.61%	1,113	2005
	10.000000	10.828670	8.29%	1,163	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.308192	10.456077	1.43%	19,571	2006
	10.170039	10.308192	1.36%	15,132	2005
	10.034393	10.170039	1.35%	14,350	2004
	10.000000	10.034393	0.34%	11,270	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.158734	11.628004	4.21%	22,537	2006
	11.004575	11.158734	1.40%	21,772	2005
	10.713558	11.004575	2.72%	3,098	2004
	10.000000	10.713558	7.14%	1,688	2003*

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.326824	13.118511	6.42%	114,522	2006
	12.019327	12.326824	2.56%	125,740	2005
	11.427726	12.019327	5.18%	138,029	2004
	10.000000	11.427726	14.28%	53,980	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.553620	14.813939	9.30%	258,061	2006
	13.107851	13.553620	3.40%	285,645	2005
	12.192229	13.107851	7.51%	276,377	2004
	10.000000	12.192229	21.92%	47,752	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.062418	16.934317	12.43%	42,214	2006
	14.331913	15.062418	5.10%	43,956	2005
	13.026688	14.331913	10.02%	44,079	2004
	10.000000	13.026688	30.27%	9,330	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.238229	18.627254	14.71%	37,496	2006
	15.327674	16.238229	5.94%	37,498	2005
	13.695527	15.327674	11.92%	27,608	2004
	10.000000	13.695527	39.96%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.796175	16.469458	11.31%	2,001	2006
	14.082839	14.796175	5.07%	0	2005
	13.099371	14.082839	7.51%	0	2004
	10.000000	13.099371	30.99%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.856226	10.112656	2.60%	27,514	2006
	9.780540	9.856226	0.77%	28,523	2005
	9.884687	9.780540	-1.05%	30,696	2004
	10.000000	9.884687	-1.15%	8,788	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.967457	17.546819	-2.34%	526	2006
	16.387865	17.967457	9.64%	660	2005
	14.894613	16.387865	10.03%	772	2004
	10.000000	14.894613	48.95%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.827926	8.28%	1,751	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.742531	21.316653	20.14%	180	2006
	16.170138	17.742531	9.72%	180	2005
	13.729071	16.170138	17.78%	180	2004
	10.000000	13.729071	37.29%	0	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.559962	15.090586	20.15%	6,769	2006
	11.445372	12.559962	9.74%	5,407	2005
	10.000000	11.445372	14.45%	1,735	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.852771	19.256325	7.86%	1,217	2006
	16.225157	17.852771	10.03%	1,116	2005
	14.283788	16.225157	13.59%	1,851	2004
	10.000000	14.283788	42.84%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.934319	18.073967	13.43%	9,514	2006
	15.616715	15.934319	2.03%	8,264	2005
	13.589226	15.616715	14.92%	6,936	2004
	10.000000	13.589226	35.89%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.419269	11.750886	2.90%	5,893	2006
	11.385690	11.419269	0.29%	4,447	2005
	10.888817	11.385690	4.56%	5,345	2004
	10.000000	10.888817	8.89%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.660153	15.495013	5.69%	4,440	2006
	14.243117	14.660153	2.93%	4,477	2005
	13.611063	14.243117	4.64%	3,828	2004
	10.000000	13.611063	36.11%	1,559	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.714004	22.710241	15.20%	4,860	2006
	17.608662	19.714004	11.96%	5,331	2005
	15.091431	17.608662	16.68%	5,331	2004
	10.000000	15.091431	50.91%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.872847	14.833818	15.23%	7,468	2006
	11.499389	12.872847	11.94%	5,768	2005
	10.000000	11.499389	14.99%	6,941	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.892436	13.822109	7.21%	1,917	2006
	12.876571	12.892436	0.12%	1,894	2005
	12.065688	12.876571	6.72%	1,765	2004
	10.000000	12.065688	20.66%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.535004	16.372426	12.64%	13,825	2006
	14.004211	14.535004	3.79%	11,992	2005
	13.072585	14.004211	7.13%	6,806	2004
	10.000000	13.072585	30.73%	1,833	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.979349	21.359870	12.54%	1,608	2006
	17.623824	18.979349	7.69%	686	2005
	15.066242	17.623824	16.98%	1,394	2004
	10.000000	15.066242	50.66%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.822597	15.726340	13.77%	2,498	2006
	13.382696	13.822597	3.29%	2,495	2005
	12.271349	13.382696	9.06%	0	2004
	10.000000	12.271349	22.71%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.875772	19.902453	25.36%	315	2006
	14.415757	15.875772	10.13%	315	2005
	12.640252	14.415757	14.05%	315	2004
	10.000000	12.640252	26.40%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.520549	12.957523	3.49%	0	2006
	12.068798	12.520549	3.74%	0	2005
	11.707077	12.068798	3.09%	0	2004
	10.000000	11.707077	17.07%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.175837	11.992976	7.31%	0	2006
	10.000000	11.175837	11.76%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.506054	12.235269	16.46%	1,194	2006
	10.000000	10.506054	5.06%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.003149	10.213846	2.11%	0	2006
	10.000000	10.003149	0.03%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.513789	10.687295	1.65%	3,280	2006
	10.305973	10.513789	2.02%	1,132	2005
	10.089289	10.305973	2.15%	1,132	2004
	10.000000	10.089289	0.89%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.912555	16.218791	8.76%	0	2006
	13.548609	14.912555	10.07%	0	2005
	12.540033	13.548609	8.04%	0	2004
	10.000000	12.540033	25.40%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.604499	27.842906	35.13%	2,736	2006
	17.979835	20.604499	14.60%	1,982	2005
	13.462423	17.979835	33.56%	2,095	2004
	10.000000	13.462423	34.62%	0	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.726871	17.416706	10.74%	22,193	2006
	15.212974	15.726871	3.38%	24,752	2005
	13.998255	15.212974	8.68%	15,706	2004
	10.000000	13.998255	39.98%	4,867	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.761321	15.351080	4.00%	14,455	2006
	13.864661	14.761321	6.47%	11,809	2005
	13.298233	13.864661	4.26%	5,159	2004
	10.000000	13.298233	32.98%	3,358	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.828506	19.183735	14.00%	13,266	2006
	15.706782	16.828506	7.14%	7,058	2005
	13.897124	15.706782	13.02%	3,486	2004
	10.000000	13.897124	38.97%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.233868	17.474675	14.71%	6,422	2006
	14.853284	15.233868	2.56%	7,985	2005
	13.620181	14.853284	9.05%	9,356	2004
	10.000000	13.620181	36.20%	1,494	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.970616	20.123674	11.98%	9,723	2006
	17.187195	17.970616	4.56%	9,834	2005
	14.720983	17.187195	16.75%	9,198	2004
	10.000000	14.720983	47.21%	5,259	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.159191	17.363685	14.54%	525	2006
	14.791613	15.159191	2.49%	553	2005
	13.400667	14.791613	10.38%	2,031	2004
	10.000000	13.400667	34.01%	609	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.125002	19.723696	22.32%	798	2006
	14.539160	16.125002	10.91%	798	2005
	12.919416	14.539160	12.54%	798	2004
	10.000000	12.919416	29.19%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.421583	15.208555	22.44%	18,968	2006
	11.213158	12.421583	10.78%	12,827	2005
	10.000000	11.213158	12.13%	5,714	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.160354	13.156741	17.89%	21,219	2006
	10.000000	11.160354	11.60%	3,355	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.066272	13.325293	-5.27%	15,898	2006
	14.067415	14.066272	-0.01%	14,500	2005
	12.973288	14.067415	8.43%	11,270	2004
	10.000000	12.973288	29.73%	843	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.566348	18.081962	16.16%	36,450	2006
	15.140056	15.566348	2.82%	21,609	2005
	13.524142	15.140056	11.95%	7,065	2004
	10.000000	13.524142	35.24%	439	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.307314	12.071404	6.76%	4,911	2006
	10.000000	11.307314	13.07%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.698655	10.657116	-0.39%	85,717	2006
	10.742961	10.698655	-0.41%	64,811	2005
	10.354917	10.742961	3.75%	28,486	2004
	10.000000	10.354917	3.55%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.215806	20.435589	12.19%	22,501	2006
	17.323874	18.215806	5.15%	12,187	2005
	14.495863	17.323874	19.51%	20,834	2004
	10.000000	14.495863	44.96%	1,253	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.671716	16.574042	12.97%	27,140	2006
	14.327417	14.671716	2.40%	27,038	2005
	13.241492	14.327417	8.20%	24,233	2004
	10.000000	13.241492	32.41%	1,655	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.232899	15.078643	13.95%	59,470	2006
	12.961593	13.232899	2.09%	15,609	2005
	12.614318	12.961593	2.75%	3,803	2004
	10.000000	12.614318	26.14%	874	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.463665	15.696762	1.51%	3,202	2006
	14.940160	15.463665	3.50%	3,202	2005
	13.721639	14.940160	8.88%	6,261	2004
	10.000000	13.721639	37.22%	1,089	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.621116	16.700184	14.22%	0	2006
	14.231345	14.621116	2.74%	0	2005
	13.254962	14.231345	7.37%	0	2004
	10.000000	13.254962	32.55%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.513893	15.342410	13.53%	0	2006
	13.552134	13.513893	-0.28%	0	2005
	12.904162	13.552134	5.02%	0	2004
	10.000000	12.904162	29.04%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.260428	2.60%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.236368	10.430737	1.90%	32,780	2006
	10.337354	10.236368	-0.98%	27,617	2005
	10.204194	10.337354	1.30%	15,036	2004
	10.000000	10.204194	2.04%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.413918	18.126350	17.60%	55,442	2006
	14.890118	15.413918	3.52%	28,387	2005
	13.652543	14.890118	9.06%	13,159	2004
	10.000000	13.652543	36.53%	1,622	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.428718	15.077970	4.50%	17,339	2006
	13.947355	14.428718	3.45%	20,759	2005
	13.794032	13.947355	1.11%	15,963	2004
	10.000000	13.794032	37.94%	4,243	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	19.067291	22.019372	15.48%	2,433	2006
	16.370488	19.067291	16.47%	2,434	2005
	14.734289	16.370488	11.10%	4,031	2004
	10.000000	14.734289	47.34%	1,058	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.794338	14.780294	15.52%	38,495	2006
	10.988531	12.794338	16.43%	47,533	2005
	10.000000	10.988531	9.89%	3,561	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.193267	18.786228	9.27%	165,290	2006
	15.031767	17.193267	14.38%	140,619	2005
	13.312564	15.031767	12.91%	30,937	2004
	10.000000	13.312564	33.13%	5,112	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.474496	10.695648	2.11%	183,995	2006
	10.483602	10.474496	-0.09%	29,382	2005
	10.262112	10.483602	2.16%	5,621	2004
	10.000000	10.262112	2.62%	988	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.196810	22.260345	10.22%	85,747	2006
	17.452852	20.196810	15.72%	96,070	2005
	14.279064	17.452852	22.23%	27,615	2004
	10.000000	14.279064	42.79%	4,781	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.578540	21.133526	13.75%	11,072	2006
	18.498039	18.578540	0.44%	13,446	2005
	16.572366	18.498039	11.62%	8,229	2004
	10.000000	16.572366	65.72%	2,283	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.339408	15.253319	14.35%	47,254	2006
	10.000000	13.339408	33.39%	48,937	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.656145	11.449951	7.45%	5,557	2006
	10.000000	10.656145	6.56%	2,344	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.961738	12.006703	9.53%	7,701	2006
	10.000000	10.961738	9.62%	2,936	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.169149	12.367469	10.73%	3,016	2006
	10.000000	11.169149	11.69%	1,283	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.070887	10.71%	33,185	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.486224	16.636787	14.85%	68,362	2006
	14.284062	14.486224	1.42%	69,626	2005
	13.124559	14.284062	8.83%	27,110	2004
	10.000000	13.124559	31.25%	2,250	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.563394	21.293406	14.71%	26,128	2006
	17.405526	18.563394	6.65%	16,437	2005
	14.345083	17.405526	21.33%	22,446	2004
	10.000000	14.345083	43.45%	1,784	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.638452	15.883394	25.68%	113,797	2006
	10.000000	12.638452	26.38%	54,548	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.210388	20.494837	19.08%	5,393	2006
	15.931585	17.210388	8.03%	5,469	2005
	13.708346	15.931585	16.22%	7,517	2004
	10.000000	13.708346	37.08%	3,976	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.391616	14.758392	19.10%	135,311	2006
	11.474649	12.391616	7.99%	36,847	2005
	10.000000	11.474649	14.75%	13,565	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.752951	10.791538	10.65%	14,469	2006
	10.000000	9.752951	-2.47%	1,580	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.873580	14.056053	9.19%	14,637	2006
	12.194655	12.873580	5.57%	14,761	2005
	11.484704	12.194655	6.18%	14,918	2004
	10.000000	11.484704	14.85%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.208589	16.542495	8.77%	0	2006
	13.984139	15.208589	8.76%	0	2005
	12.141666	13.984139	15.17%	0	2004
	10.000000	12.141666	21.42%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.849789	16.958344	6.99%	2,134	2006
	14.360798	15.849789	10.37%	1,096	2005
	12.415484	14.360798	15.67%	1,137	2004
	10.000000	12.415484	24.15%	2,222	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.593269	31.120689	44.12%	1,737	2006
	16.690295	21.593269	29.38%	1,737	2005
	14.342071	16.690295	16.37%	3,993	2004
	10.000000	14.342071	43.42%	208	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.689923	21.190105	44.25%	27,450	2006
	11.347757	14.689923	29.45%	4,201	2005
	10.000000	11.347757	13.48%	5,373	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.851254	10.065578	2.18%	156,627	2006
	9.903697	9.851254	-0.53%	22,588	2005
	10.022565	9.903697	-1.19%	9,327	2004
	10.000000	10.022565	0.23%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.730460	14.446858	5.22%	17,191	2006
	13.434891	13.730460	2.20%	12,306	2005
	12.572420	13.434891	6.86%	12,454	2004
	10.000000	12.572420	25.72%	841	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.350871	18.139026	18.16%	15,426	2006
	14.704343	15.350871	4.40%	9,145	2005
	13.060441	14.704343	12.59%	3,323	2004
	10.000000	13.060441	30.60%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.946321	15.425324	3.20%	9,184	2006
	14.813472	14.946321	0.90%	9,025	2005
	13.504135	14.813472	9.70%	7,479	2004
	10.000000	13.504135	35.04%	414	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.598000	13.917451	20.00%	176,956	2006
	10.000000	11.598000	15.98%	36,591	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.838131	17.777348	12.24%	2,789	2006
	14.240445	15.838131	11.22%	6,012	2005
	12.516675	14.240445	13.77%	3,532	2004
	10.000000	12.516675	25.17%	2,048	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.510881	12.521278	8.78%	22,423	2006
	10.000000	11.510881	15.11%	34,273	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.213670	15.847072	11.49%	181,607	2006
	13.565311	14.213670	4.78%	7,464	2005
	12.213171	13.565311	11.07%	1,649	2004
	10.000000	12.213171	22.13%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.420045	4.20%	273,333	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.402195	4.02%	8,941	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.701461	7.01%	82,185	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.229939	2.30%	60,912	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.878087	13.966646	8.45%	3,078	2006
	12.828129	12.878087	0.39%	3,136	2005
	11.883363	12.828129	7.95%	9,775	2004
	10.000000	11.883363	18.83%	863	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.404099	11.283062	8.45%	16,166	2006
	10.000000	10.404099	4.04%	16,586	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	25.481383	34.059656	33.66%	1,480	2006
	19.637463	25.481383	29.76%	1,480	2005
	16.629376	19.637463	18.09%	4,143	2004
	10.000000	16.629376	66.29%	1,055	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	15.205039	20.359741	33.90%	98,525	2006
	11.703984	15.205039	29.91%	54,783	2005
	10.000000	11.703984	17.04%	25,614	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.389189	22.069553	34.66%	0	2006
	15.740266	16.389189	4.12%	0	2005
	12.390753	15.740266	27.03%	0	2004
	10.000000	12.390753	23.91%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	16.063452	16.221203	0.98%	24,486	2006
	15.205697	16.063452	5.64%	38,785	2005
	13.703517	15.205697	10.96%	22,213	2004
	10.000000	13.703517	37.04%	920	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.268704	22.124258	14.82%	21,725	2006
	19.119017	19.268704	0.78%	30,149	2005
	16.666453	19.119017	14.72%	23,170	2004
	10.000000	16.666453	66.66%	2,552	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.686979	20.476947	9.58%	33,775	2006
	17.014645	18.686979	9.83%	10,287	2005
	14.608788	17.014645	16.47%	15,771	2004
	10.000000	14.608788	46.09%	3,424	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.255387	21.495625	17.75%	0	2006
	16.804750	18.255387	8.63%	0	2005
	14.192104	16.804750	18.41%	2,168	2004
	10.000000	14.192104	41.92%	1,309	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.433728	15.501858	0.44%	476	2006
	14.548608	15.433728	6.08%	491	2005
	13.794368	14.548608	5.47%	2,304	2004
	10.000000	13.794368	37.94%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.417260	10.461567	0.43%	14,447	2006
	9.815556	10.417260	6.13%	4,722	2005
	10.000000	9.815556	-1.84%	6,302	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.120449	16.409409	8.52%	2,979	2006
	15.540781	15.120449	-2.70%	3,000	2005
	15.235433	15.540781	2.00%	6,248	2004
	10.000000	15.235433	52.35%	1,140	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.528683	11.479982	9.04%	30,154	2006
	10.821368	10.528683	-2.70%	17,759	2005
	10.000000	10.821368	8.21%	24,171	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.278047	10.414910	1.33%	164,957	2006
	10.150616	10.278047	1.26%	13,505	2005
	10.025426	10.150616	1.25%	595	2004
	10.000000	10.025426	0.25%	1,881	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.126126	11.582248	4.10%	81,227	2006
	10.983569	11.126126	1.30%	40,493	2005
	10.704003	10.983569	2.61%	17,325	2004
	10.000000	10.704003	7.04%	7,707	2003*

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.290759	13.066840	6.31%	255,984	2006
	11.996352	12.290759	2.45%	134,620	2005
	11.417528	11.996352	5.07%	66,997	2004
	10.000000	11.417528	14.18%	9,177	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.513991	14.755622	9.19%	689,961	2006
	13.082811	13.513991	3.30%	515,805	2005
	12.181349	13.082811	7.40%	350,472	2004
	10.000000	12.181349	21.81%	24,604	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.018394	16.867668	12.31%	614,671	2006
	14.304552	15.018394	4.99%	311,041	2005
	13.015066	14.304552	9.91%	178,995	2004
	10.000000	13.015066	30.15%	15,683	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.190743	18.553909	14.60%	115,871	2006
	15.298388	16.190743	5.83%	122,907	2005
	13.683298	15.298388	11.80%	101,963	2004
	10.000000	13.683298	36.83%	1,745	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.220574	16.364026	7.51%	86,837	2006
	14.162771	15.220574	7.47%	14,998	2005
	12.537202	14.162771	12.97%	15,218	2004
	10.000000	12.537202	25.37%	775	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.827008	10.072432	2.50%	144,635	2006
	9.761463	9.827008	0.67%	94,204	2005
	9.875470	9.761463	-1.15%	44,108	2004
	10.000000	9.875470	-1.25%	0	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.914949	17.477758	-2.44%	2,575	2006
	16.356587	17.914949	9.53%	9,093	2005
	14.881339	16.356587	9.91%	14,247	2004
	10.000000	14.881339	48.81%	430	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.820602	8.21%	96,331	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.694429	21.237273	20.02%	1,453	2006
	16.142684	17.694429	9.61%	1,475	2005
	13.719727	16.142684	17.66%	1,691	2004
	10.000000	13.719727	37.20%	0	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.538773	15.049828	20.03%	129,303	2006
	11.437668	12.538773	9.63%	49,292	2005
	10.000000	11.437668	14.38%	11,186	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.800600	19.180528	7.75%	28,882	2006
	16.194190	17.800600	9.92%	25,070	2005
	14.271063	16.194190	13.48%	12,489	2004
	10.000000	14.271063	42.71%	2,541	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.752925	16.404635	11.20%	139,391	2006
	14.055950	14.752925	4.96%	548	2005
	13.087692	14.055950	7.40%	0	2004
	10.000000	13.087692	30.88%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.887753	18.002842	13.31%	193,931	2006
	15.586906	15.887753	1.93%	70,699	2005
	13.577106	15.586906	14.80%	32,756	2004
	10.000000	13.577106	35.77%	3,397	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.385869	11.704613	2.80%	27,617	2006
	11.363940	11.385869	0.19%	13,913	2005
	10.879096	11.363940	4.46%	7,893	2004
	10.000000	10.879096	8.79%	280	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.617296	15.434015	5.59%	23,259	2006
	14.215918	14.617296	2.82%	25,041	2005
	13.598930	14.215918	4.54%	8,099	2004
	10.000000	13.598930	35.99%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.656415	22.620904	15.08%	2,447	2006
	17.575066	19.656415	11.84%	2,467	2005
	15.077980	17.575066	16.56%	2,489	2004
	10.000000	15.077980	50.78%	1,488	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.851121	14.793739	15.12%	108,876	2006
	11.491649	12.851121	11.83%	67,569	2005
	10.000000	11.491649	14.92%	23,470	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.854710	13.767676	7.10%	8,301	2006
	12.851964	12.854710	0.02%	5,630	2005
	12.054908	12.851964	6.61%	3,659	2004
	10.000000	12.054908	20.55%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.492509	16.307973	12.53%	159,746	2006
	13.977468	14.492509	3.68%	13,779	2005
	13.060920	13.977468	7.02%	14,282	2004
	10.000000	13.060920	30.61%	453	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.923917	21.275840	12.43%	41,846	2006
	17.590220	18.923917	7.58%	11,069	2005
	15.052827	17.590220	16.86%	11,678	2004
	10.000000	15.052827	50.53%	388	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.785121	15.667777	13.66%	5,693	2006
	13.359972	13.785121	3.18%	7,321	2005
	12.262996	13.359972	8.95%	6,289	2004
	10.000000	12.262996	22.63%	1,197	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.832728	19.828334	25.24%	0	2006
	14.391285	15.832728	10.02%	0	2005
	12.631654	14.391285	13.93%	0	2004
	10.000000	12.631654	26.32%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.486580	12.909247	3.38%	0	2006
	12.048297	12.486580	3.64%	0	2005
	11.699112	12.048297	2.98%	2,067	2004
	10.000000	11.699112	16.99%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.168283	11.972698	7.20%	9,477	2006
	10.000000	11.168283	11.68%	4,916	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.498960	12.214584	16.34%	53,414	2006
	10.000000	10.498960	4.99%	55,406	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.996390	10.196576	2.00%	7,182	2006
	10.000000	9.996390	-0.04%	1,127	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.485262	10.647467	1.55%	124,501	2006
	10.288472	10.485262	1.91%	7,207	2005
	10.082409	10.288472	2.04%	3,724	2004
	10.000000	10.082409	0.82%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.867089	16.152914	8.65%	420	2006
	13.521031	14.867089	9.96%	420	2005
	12.527281	13.521031	7.93%	456	2004
	10.000000	12.527281	25.27%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.541698	27.729884	34.99%	24,625	2006
	17.943250	20.541698	14.48%	17,710	2005
	13.448721	17.943250	33.42%	8,064	2004
	10.000000	13.448721	34.49%	0	2003*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.680851	17.348097	10.63%	12,516	2006
	15.183899	15.680851	3.27%	20,288	2005
	13.985760	15.183899	8.57%	20,303	2004
	10.000000	13.985760	39.86%	1,716	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.718123	15.290591	3.89%	4,401	2006
	13.838157	14.718123	6.36%	1,945	2005
	13.286364	13.838157	4.15%	1,951	2004
	10.000000	13.286364	32.86%	1,324	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.779275	19.108161	13.88%	1,452	2006
	15.676768	16.779275	7.03%	513	2005
	13.884724	15.676768	12.91%	513	2004
	10.000000	13.884724	38.85%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.189296	17.405833	14.59%	6,248	2006
	14.824901	15.189296	2.46%	8,141	2005
	13.608022	14.824901	8.94%	8,141	2004
	10.000000	13.608022	36.08%	1,410	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.918036	20.044400	11.87%	4,135	2006
	17.154343	17.918036	4.45%	4,641	2005
	14.707841	17.154343	16.63%	4,641	2004
	10.000000	14.707841	47.08%	984	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.114823	17.295269	14.43%	0	2006
	14.763325	15.114823	2.38%	0	2005
	13.388693	14.763325	10.27%	0	2004
	10.000000	13.388693	33.89%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.077820	19.645991	22.19%	4,298	2006
	14.511378	16.077820	10.79%	4,298	2005
	12.907885	14.511378	12.42%	4,884	2004
	10.000000	12.907885	29.08%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.400583	15.167411	22.31%	5,781	2006
	11.205590	12.400583	10.66%	6,295	2005
	10.000000	11.205590	12.06%	5,656	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.152811	13.134493	17.77%	1,376	2006
	10.000000	11.152811	11.53%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.025081	13.272747	-5.36%	9,215	2006
	14.040497	14.025081	-0.11%	8,798	2005
	12.961691	14.040497	8.32%	15,473	2004
	10.000000	12.961691	29.62%	6,270	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.520786	18.010698	16.04%	16,080	2006
	15.111116	15.520786	2.71%	17,285	2005
	13.512065	15.111116	11.83%	26,983	2004
	10.000000	13.512065	35.12%	2,440	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.299669	12.050982	6.65%	0	2006
	10.000000	11.299669	13.00%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.665985	10.613767	-0.49%	14,934	2006
	10.721060	10.665985	-0.51%	10,290	2005
	10.344356	10.721060	3.64%	17,146	2004
	10.000000	10.344356	3.44%	2,201	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.162532	20.355099	12.07%	1,118	2006
	17.290778	18.162532	5.04%	1,047	2005
	14.482926	17.290778	19.39%	5,548	2004
	10.000000	14.482926	44.83%	794	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.628794	16.508747	12.85%	24,294	2006
	14.300041	14.628794	2.30%	25,642	2005
	13.229679	14.300041	8.09%	25,947	2004
	10.000000	13.229679	32.30%	7,917	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.194185	15.019248	13.83%	8,202	2006
	12.936823	13.194185	1.99%	2,862	2005
	12.603055	12.936823	2.65%	1,273	2004
	10.000000	12.603055	26.03%	199	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.418441	15.634927	1.40%	5,487	2006
	14.911623	15.418441	3.40%	4,425	2005
	13.709405	14.911623	8.77%	4,967	2004
	10.000000	13.709405	37.09%	771	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.578305	16.634357	14.10%	0	2006
	14.204124	14.578305	2.63%	0	2005
	13.243124	14.204124	7.26%	0	2004
	10.000000	13.243124	32.43%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.474333	15.281941	13.42%	3,446	2006
	13.526220	13.474333	-0.38%	3,446	2005
	12.892635	13.526220	4.91%	3,446	2004
	10.000000	12.892635	28.93%	3,446	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.253497	2.53%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.206382	10.389604	1.80%	32,803	2006
	10.317582	10.206382	-1.08%	32,434	2005
	10.195062	10.317582	1.20%	31,825	2004
	10.000000	10.195062	1.95%	4,537	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.368821	18.054937	17.48%	25,097	2006
	14.861653	15.368821	3.41%	26,944	2005
	13.640353	14.861653	8.95%	27,133	2004
	10.000000	13.640353	36.40%	7,404	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.386490	15.018540	4.39%	30,722	2006
	13.920691	14.386490	3.35%	30,259	2005
	13.781718	13.920691	1.01%	27,480	2004
	10.000000	13.781718	37.82%	1,799	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	19.011494	21.932626	15.37%	1,172	2006
	16.339193	19.011494	16.36%	3,073	2005
	14.721125	16.339193	10.99%	6,953	2004
	10.000000	14.721125	47.21%	3,272	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.772696	14.740282	15.40%	7,116	2006
	10.981123	12.772696	16.32%	11,523	2005
	10.000000	10.981123	9.81%	4,499	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.142949	18.712188	9.15%	19,625	2006
	15.003027	17.142949	14.26%	20,234	2005
	13.300678	15.003027	12.80%	25,506	2004
	10.000000	13.300678	33.01%	2,246	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.443820	10.653482	2.01%	15,570	2006
	10.463537	10.443820	-0.19%	19,711	2005
	10.252933	10.463537	2.05%	18,877	2004
	10.000000	10.252933	2.53%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.137717	22.172632	10.10%	27,426	2006
	17.419498	20.137717	15.60%	30,014	2005
	14.266319	17.419498	22.10%	33,082	2004
	10.000000	14.266319	42.66%	6,208	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.524206	21.050300	13.64%	604	2006
	18.462717	18.524206	0.33%	906	2005
	16.557596	18.462717	11.51%	1,293	2004
	10.000000	16.557596	65.58%	404	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.330408	15.227511	14.23%	3,256	2006
	10.000000	13.330408	33.30%	6,257	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.648948	11.430576	7.34%	0	2006
	10.000000	10.648948	6.49%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.954327	11.986381	9.42%	0	2006
	10.000000	10.954327	9.54%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.161593	12.346527	10.62%	0	2006
	10.000000	11.161593	11.62%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.063397	10.63%	4,476	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.443825	16.571233	14.73%	48,464	2006
	14.256750	14.443825	1.31%	56,866	2005
	13.112843	14.256750	8.72%	53,670	2004
	10.000000	13.112843	31.13%	3,290	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.509091	21.209528	14.59%	3,051	2006
	17.372271	18.509091	6.54%	3,987	2005
	14.332287	17.372271	21.21%	2,628	2004
	10.000000	14.332287	43.32%	1,433	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.629924	15.856537	25.55%	8,309	2006
	10.000000	12.629924	26.30%	5,084	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.160035	20.414100	18.96%	2,170	2006
	15.901138	17.160035	7.92%	2,574	2005
	13.696109	15.901138	16.10%	2,574	2004
	10.000000	13.696109	39.96%	2,907	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.370668	14.718460	18.98%	7,546	2006
	11.466910	12.370668	7.88%	11,248	2005
	10.000000	11.466910	14.67%	9,742	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.746350	10.773268	10.54%	2,424	2006
	10.000000	9.746350	-2.54%	448	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.835888	14.000649	9.07%	9,372	2006
	12.171323	12.835888	5.46%	9,372	2005
	11.474432	12.171323	6.07%	9,372	2004
	10.000000	11.474432	14.74%	9,372	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.803415	16.891524	6.89%	2,203	2006
	14.333356	15.803415	10.26%	2,752	2005
	12.404395	14.333356	15.55%	2,752	2004
	10.000000	12.404395	24.04%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.167281	16.480789	8.66%	0	2006
	13.960361	15.167281	8.65%	0	2005
	12.133402	13.960361	15.06%	0	2004
	10.000000	12.133402	21.33%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.530106	30.998135	43.98%	156	2006
	16.658394	21.530106	29.24%	156	2005
	14.329271	16.658394	16.25%	156	2004
	10.000000	14.329271	43.29%	431	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.665093	21.132782	44.10%	5,977	2006
	11.340105	14.665093	29.32%	2,785	2005
	10.000000	11.340105	13.40%	3,358	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.822401	10.025895	2.07%	5,081	2006
	9.884739	9.822401	-0.63%	4,790	2005
	10.013601	9.884739	-1.29%	16,654	2004
	10.000000	10.013601	0.14%	2,276	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.690268	14.389907	5.11%	16,759	2006
	13.409185	13.690268	2.10%	16,542	2005
	12.561188	13.409185	6.75%	17,373	2004
	10.000000	12.561188	25.61%	1,829	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.305948	18.067550	18.04%	3,726	2006
	14.676237	15.305948	4.29%	3,380	2005
	13.048782	14.676237	12.47%	2,080	2004
	10.000000	13.048782	30.49%	886	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.902574	15.364529	3.10%	15,043	2006
	14.785157	14.902574	0.79%	15,037	2005
	13.492076	14.785157	9.58%	15,038	2004
	10.000000	13.492076	34.92%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.590165	13.893915	19.88%	2,008	2006
	10.000000	11.590165	15.90%	8,222	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.789820	17.705101	12.13%	8,922	2006
	14.211453	15.789820	11.11%	10,938	2005
	12.503945	14.211453	13.66%	10,053	2004
	10.000000	12.503945	25.04%	1,460	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.503106	12.500086	8.67%	1,990	2006
	10.000000	11.503106	15.03%	2,583	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.175083	15.787973	11.38%	3,451	2006
	13.542257	14.175083	4.67%	0	2005
	12.204855	13.542257	10.96%	0	2004
	10.000000	12.204855	22.05%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.412999	4.13%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.395160	3.95%	1,019	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.694225	6.94%	7,674	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.223017	2.23%	267	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.840388	13.911607	8.34%	559	2006
	12.803603	12.840388	0.29%	872	2005
	11.872754	12.803603	7.84%	28,745	2004
	10.000000	11.872754	18.73%	6,757	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.397061	11.263973	8.34%	30,204	2006
	10.000000	10.397061	3.97%	33,306	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	25.406901	33.925580	33.53%	63	2006
	19.599967	25.406901	29.63%	127	2005
	16.614545	19.599967	17.97%	1,400	2004
	10.000000	16.614545	66.15%	702	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	15.179352	20.304691	33.77%	12,418	2006
	11.696090	15.179352	29.78%	9,336	2005
	10.000000	11.696090	16.96%	9,691	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.341213	21.982607	34.52%	0	2006
	15.710171	16.341213	4.02%	0	2005
	12.379670	15.710171	26.90%	0	2004
	10.000000	12.379670	23.80%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	16.016489	16.157321	0.88%	7,690	2006
	15.176647	16.016489	5.53%	10,968	2005
	13.691297	15.176647	10.85%	15,584	2004
	10.000000	13.691297	36.91%	438	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.212316	22.037087	14.70%	9,721	2006
	19.082471	19.212316	0.68%	13,797	2005
	16.651575	19.082471	14.60%	17,051	2004
	10.000000	16.651575	66.52%	1,880	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.632321	20.396289	9.47%	12,643	2006
	16.982135	18.632321	9.72%	13,859	2005
	14.595763	16.982135	16.35%	17,640	2004
	10.000000	14.595763	45.96%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.201963	21.410903	17.63%	0	2006
	16.772628	18.201963	8.52%	0	2005
	14.179440	16.772628	18.29%	0	2004
	10.000000	14.179440	41.79%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.388553	15.440764	0.34%	0	2006
	14.520792	15.388553	5.98%	0	2005
	13.782051	14.520792	5.36%	3,211	2004
	10.000000	13.782051	37.82%	2,262	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.399656	10.433256	0.32%	1,087	2006
	9.808944	10.399656	6.02%	350	2005
	10.000000	9.808944	-1.91%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.076196	16.344742	8.41%	0	2006
	15.511083	15.076196	-2.80%	0	2005
	15.221842	15.511083	1.90%	492	2004
	10.000000	15.221842	52.22%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.510879	11.448908	8.92%	679	2006
	10.814081	10.510879	-2.80%	3,176	2005
	10.000000	10.814081	8.14%	5,506	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.247946	10.373859	1.23%	4,114	2006
	10.131190	10.247946	1.15%	2,820	2005
	10.016466	10.131190	1.15%	2,820	2004
	10.000000	10.016466	0.16%	2,820	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.093530	11.536569	3.99%	72,768	2006
	10.962542	11.093530	1.19%	81,664	2005
	10.694430	10.962542	2.51%	96,986	2004
	10.000000	10.694430	6.94%	45,789	2003*

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.254779	13.015336	6.21%	65,486	2006
	11.973403	12.254779	2.35%	71,600	2005
	11.407324	11.973403	4.96%	69,164	2004
	10.000000	11.407324	14.07%	6,417	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.474435	14.697465	9.08%	157,323	2006
	13.057801	13.474435	3.19%	162,837	2005
	12.170466	13.057801	7.29%	167,483	2004
	10.000000	12.170466	21.70%	31,360	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.974431	16.801179	12.20%	29,432	2006
	14.277204	14.974431	4.88%	36,337	2005
	13.003440	14.277204	9.80%	37,358	2004
	10.000000	13.003440	30.03%	10,976	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.143361	18.480800	14.48%	21,902	2006
	15.269138	16.143361	5.73%	40,091	2005
	13.671080	15.269138	11.69%	40,002	2004
	10.000000	13.671080	36.71%	6,350	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.179239	16.302970	7.40%	189	2006
	14.138683	15.179239	7.36%	1,771	2005
	12.528665	14.138683	12.85%	5,517	2004
	10.000000	12.528665	25.29%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.797849	10.032335	2.39%	1,999	2006
	9.742408	9.797849	0.57%	1,958	2005
	9.866252	9.742408	-1.26%	21,244	2004
	10.000000	9.866252	-1.34%	9,966	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.862538	17.408887	-2.54%	51	2006
	16.325331	17.862538	9.42%	4,435	2005
	14.868058	16.325331	9.80%	5,980	2004
	10.000000	14.868058	48.68%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.813290	8.13%	6,705	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.646394	21.158085	19.90%	0	2006
	16.115262	17.646394	9.50%	0	2005
	13.710396	16.115262	17.54%	0	2004
	10.000000	13.710396	37.10%	0	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.517575	15.009110	19.90%	11,548	2006
	11.429957	12.517575	9.52%	4,297	2005
	10.000000	11.429957	14.30%	4,787	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.748516	19.104962	7.64%	5,679	2006
	16.163229	17.748516	9.81%	4,877	2005
	14.258318	16.163229	13.36%	3,979	2004
	10.000000	14.258318	42.58%	2,579	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.709754	16.339996	11.08%	570	2006
	14.029076	14.709754	4.85%	0	2005
	13.076000	14.029076	7.29%	0	2004
	10.000000	13.076000	30.76%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.841252	17.931895	13.20%	9,696	2006
	15.557110	15.841252	1.83%	11,110	2005
	13.564975	15.557110	14.69%	9,084	2004
	10.000000	13.564975	35.65%	4,609	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.352549	11.658490	2.69%	5,712	2006
	11.342216	11.352549	0.09%	7,720	2005
	10.869371	11.342216	4.35%	6,666	2004
	10.000000	10.869371	8.69%	1,747	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.574517	15.373179	5.48%	6,779	2006
	14.188733	14.574517	2.72%	8,772	2005
	13.586785	14.188733	4.43%	8,772	2004
	10.000000	13.586785	35.87%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.598892	22.531760	14.96%	7,450	2006
	17.541465	19.598892	11.73%	7,730	2005
	15.064518	17.541465	16.44%	7,730	2004
	10.000000	15.064518	50.65%	2,988	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.829390	14.753720	15.00%	26,047	2006
	11.483888	12.829390	11.72%	18,208	2005
	10.000000	11.483888	14.84%	24,775	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.817079	13.713423	6.99%	27,875	2006
	12.827384	12.817079	-0.08%	28,614	2005
	12.044132	12.827384	6.50%	28,606	2004
	10.000000	12.044132	20.44%	2,393	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.450104	16.243720	12.41%	15,388	2006
	13.950757	14.450104	3.58%	16,216	2005
	13.049268	13.950757	6.91%	16,188	2004
	10.000000	13.049268	30.49%	3,016	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.868546	21.192011	12.31%	3,572	2006
	17.556599	18.868546	7.47%	3,323	2005
	15.039396	17.556599	16.74%	6,609	2004
	10.000000	15.039396	50.39%	2,916	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.747700	15.609361	13.54%	0	2006
	13.337274	13.747700	3.08%	0	2005
	12.254650	13.337274	8.83%	0	2004
	10.000000	12.254650	22.55%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.789756	19.754407	25.11%	1,857	2006
	14.366828	15.789756	9.90%	1,857	2005
	12.623059	14.366828	13.81%	1,857	2004
	10.000000	12.623059	26.23%	1,150	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.452706	12.861125	3.28%	0	2006
	12.027836	12.452706	3.53%	0	2005
	11.691158	12.027836	2.88%	0	2004
	10.000000	11.691158	16.91%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.160740	11.952445	7.09%	130	2006
	10.000000	11.160740	11.61%	136	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.491870	12.193930	16.22%	3,025	2006
	10.000000	10.491870	4.92%	4,423	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.989630	10.179315	1.90%	0	2006
	10.000000	9.989630	-0.10%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.456755	10.607728	1.44%	9,620	2006
	10.270946	10.456755	1.81%	7,169	2005
	10.075530	10.270946	1.94%	917	2004
	10.000000	10.075530	0.76%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.821686	16.087202	8.54%	253	2006
	13.493469	14.821686	9.84%	253	2005
	12.514501	13.493469	7.82%	253	2004
	10.000000	12.514501	25.15%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.479033	27.617212	34.86%	13,808	2006
	17.906714	20.479033	14.37%	12,584	2005
	13.435027	17.906714	33.28%	12,689	2004
	10.000000	13.435027	34.35%	535	2003*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.657871	17.313857	10.58%	9,876	2006
	15.169376	15.657871	3.22%	9,658	2005
	13.979518	15.169376	8.51%	6,511	2004
	10.000000	13.979518	39.80%	1,294	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.696550	15.260405	3.84%	1,872	2006
	13.824911	14.696550	6.30%	1,872	2005
	13.280420	13.824911	4.10%	0	2004
	10.000000	13.280420	32.80%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.754692	19.070446	13.82%	529	2006
	15.661763	16.754692	6.98%	545	2005
	13.878517	15.661763	12.85%	512	2004
	10.000000	13.878517	38.79%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.167034	17.371482	14.53%	1,072	2006
	14.810710	15.167034	2.41%	1,072	2005
	13.601946	14.810710	8.89%	1,072	2004
	10.000000	13.601946	36.02%	1,072	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.891791	20.004835	11.81%	0	2006
	17.137935	17.891791	4.40%	0	2005
	14.701271	17.137935	16.57%	0	2004
	10.000000	14.701271	47.01%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.092690	17.261152	14.37%	551	2006
	14.749211	15.092690	2.33%	701	2005
	13.382710	14.749211	10.21%	782	2004
	10.000000	13.382710	33.83%	850	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.054265	19.607227	22.13%	0	2006
	14.497488	16.054265	10.74%	0	2005
	12.902120	14.497488	12.37%	0	2004
	10.000000	12.902120	29.02%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.390106	15.146877	22.25%	0	2006
	11.201820	12.390106	10.61%	0	2005
	10.000000	11.201820	12.02%	541	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.149040	13.123367	17.71%	11,149	2006
	10.000000	11.149040	11.49%	9,580	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.004540	13.246557	-5.41%	1,432	2006
	14.027081	14.004540	-0.16%	1,427	2005
	12.955910	14.027081	8.27%	1,035	2004
	10.000000	12.955910	29.56%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.498037	17.975152	15.98%	1,972	2006
	15.096644	15.498037	2.66%	1,908	2005
	13.506024	15.096644	11.78%	1,797	2004
	10.000000	13.506024	35.06%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.295864	12.040781	6.59%	853	2006
	10.000000	11.295864	12.96%	530	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.649676	10.592145	-0.54%	36,727	2006
	10.710117	10.649676	-0.56%	27,869	2005
	10.339077	10.710117	3.59%	3,018	2004
	10.000000	10.339077	3.39%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.135933	20.314945	12.01%	12,418	2006
	17.274245	18.135933	4.99%	8,806	2005
	14.476466	17.274245	19.33%	1,017	2004
	10.000000	14.476466	44.76%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.607347	16.476163	12.79%	2,952	2006
	14.286350	14.607347	2.25%	1,681	2005
	13.233766	14.286350	8.04%	662	2004
	10.000000	13.223766	32.24%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.174846	14.989587	13.77%	2,499	2006
	12.924440	13.174846	1.94%	3,222	2005
	12.597418	12.924440	2.60%	1,422	2004
	10.000000	12.597418	25.97%	496	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.395830	15.604053	1.35%	0	2006
	14.897335	15.395830	3.35%	0	2005
	13.703275	14.897335	8.71%	0	2004
	10.000000	13.703275	37.03%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.556952	16.601546	14.05%	0	2006
	14.190535	14.556952	2.58%	0	2005
	13.237204	14.190535	7.20%	0	2004
	10.000000	13.237204	32.37%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.454576	15.251778	13.36%	0	2006
	13.513275	13.454576	-0.43%	486	2005
	12.886877	13.513275	4.86%	486	2004
	10.000000	12.886877	28.87%	486	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.250027	2.50%	1,713	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.191431	10.369103	1.74%	9,735	2006
	10.307707	10.191431	-1.13%	7,966	2005
	10.190502	10.307707	1.15%	1,674	2004
	10.000000	10.190502	1.91%	999	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.346286	18.019294	17.42%	33,505	2006
	14.847432	15.346286	3.36%	22,909	2005
	13.634249	14.847432	8.90%	3,928	2004
	10.000000	13.634249	36.34%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.365402	14.988895	4.34%	21,638	2006
	13.907364	14.365402	3.29%	12,689	2005
	13.775565	13.907364	0.96%	148	2004
	10.000000	13.775565	37.76%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.983665	21.889365	15.31%	0	2006
	16.323571	18.983665	16.30%	0	2005
	14.714552	16.323571	10.93%	0	2004
	10.000000	14.714552	47.15%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.761915	14.720344	15.35%	10,229	2006
	10.977423	12.761915	16.26%	7,840	2005
	10.000000	10.977423	9.77%	1,710	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.117834	18.675265	9.10%	66,387	2006
	14.988674	17.117834	14.21%	81,522	2005
	13.294731	14.988674	12.74%	31,622	2004
	10.000000	13.294731	32.95%	2,646	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.428513	10.632447	1.96%	71,828	2006
	10.453517	10.428513	-0.24%	12,176	2005
	10.248354	10.453517	2.00%	2,685	2004
	10.000000	10.248354	2.48%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.108230	22.128891	10.05%	31,051	2006
	17.402840	20.108230	15.55%	33,066	2005
	14.259951	17.402840	22.04%	12,701	2004
	10.000000	14.259951	42.60%	1,340	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.497060	21.008749	13.58%	2,633	2006
	18.445047	18.497060	0.28%	3,945	2005
	16.550196	18.445047	11.45%	902	2004
	10.000000	16.550196	65.50%	906	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.325902	15.214616	14.17%	17,250	2006
	10.000000	13.325902	33.26%	13,872	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.645340	11.420894	7.29%	579	2006
	10.000000	10.645340	6.45%	579	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.950625	11.976237	9.37%	6,959	2006
	10.000000	10.950625	9.51%	3,190	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.157822	12.336072	10.56%	0	2006
	10.000000	11.157822	11.58%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.059653	10.60%	11,423	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.422662	16.538532	14.67%	40,013	2006
	14.243111	14.422662	1.26%	38,001	2005
	13.106978	14.243111	8.67%	21,021	2004
	10.000000	13.106978	31.07%	142	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.481973	21.167670	14.53%	5,944	2006
	17.355641	18.481973	6.49%	5,943	2005
	14.325876	17.355641	21.15%	1,466	2004
	10.000000	14.325876	43.26%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.625657	15.843098	25.48%	7,922	2006
	10.000000	12.625657	26.26%	4,649	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.134893	20.373817	18.90%	0	2006
	15.885923	17.134893	7.86%	0	2005
	13.689987	15.885923	16.04%	0	2004
	10.000000	13.689987	36.90%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.360206	14.698535	18.92%	47,875	2006
	11.463043	12.360206	7.83%	22,356	2005
	10.000000	11.463043	14.63%	3,792	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.743053	10.764143	10.48%	10,787	2006
	10.000000	9.743053	-2.57%	7,068	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.817080	13.973015	9.02%	157	2006
	12.159675	12.817080	5.41%	157	2005
	11.469301	12.159675	6.02%	157	2004
	10.000000	11.469301	14.69%	157	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.780255	16.858184	6.83%	0	2006
	14.319641	15.780255	10.20%	0	2005
	12.398860	14.319641	15.49%	0	2004
	10.000000	12.398860	23.99%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.146668	16.450008	8.60%	0	2006
	13.948481	15.146668	8.59%	0	2005
	12.129267	13.948481	15.00%	0	2004
	10.000000	12.129267	21.29%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.498566	30.936981	43.90%	0	2006
	16.642455	21.498566	29.18%	0	2005
	14.322870	16.642455	16.19%	0	2004
	10.000000	14.322870	43.23%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.652679	21.104157	44.03%	4,723	2006
	11.336265	14.652679	29.25%	0	2005
	10.000000	11.336265	13.36%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.808011	10.006105	2.02%	50,634	2006
	9.875283	9.808011	-0.68%	24,928	2005
	10.009117	9.875283	-1.34%	335	2004
	10.000000	10.009117	0.09%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.670234	14.361547	5.06%	3,364	2006
	13.396381	13.670234	2.04%	3,307	2005
	12.555586	13.396381	6.70%	1,329	2004
	10.000000	12.555586	25.56%	857	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.283513	18.031896	17.98%	28,899	2006
	14.662186	15.283513	4.24%	8,681	2005
	13.042944	14.662186	12.41%	972	2004
	10.000000	13.042944	30.43%	329	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.880759	15.334216	3.05%	3,407	2006
	14.771022	14.880759	0.74%	2,799	2005
	13.486046	14.771022	9.53%	1,949	2004
	10.000000	13.486046	34.86%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.586254	13.882161	19.82%	44,294	2006
	10.000000	11.586254	15.86%	15,305	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.765674	17.669024	12.07%	447	2006
	14.196939	15.765674	11.05%	932	2005
	12.497552	14.196939	13.60%	987	2004
	10.000000	12.497552	24.98%	1,034	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.499217	12.489503	8.61%	0	2006
	10.000000	11.499217	14.99%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.155819	15.758503	11.32%	35,025	2006
	13.530734	14.155819	4.62%	0	2005
	12.200696	13.530734	10.90%	0	2004
	10.000000	12.200696	22.01%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.409468	4.09%	173,414	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.391646	3.92%	1,733	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.690610	6.91%	10,382	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.219554	2.20%	46,612	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.821551	13.884132	8.29%	154	2006
	12.791328	12.821551	0.24%	154	2005
	11.867438	12.791328	7.79%	154	2004
	10.000000	11.867438	18.67%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.393547	11.254436	8.28%	2,288	2006
	10.000000	10.393547	3.94%	193	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	25.369691	33.858651	33.46%	0	2006
	19.581218	25.369691	29.56%	0	2005
	16.607127	19.581218	17.91%	0	2004
	10.000000	16.607127	66.07%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	15.166512	20.277193	33.70%	8,904	2006
	11.692144	15.166512	29.72%	8,087	2005
	10.000000	11.692144	16.92%	1,716	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.317267	21.939225	34.45%	0	2006
	15.695131	16.317267	3.96%	0	2005
	12.374127	15.695131	26.84%	0	2004
	10.000000	12.374127	23.74%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	15.993016	16.125427	0.83%	3,377	2006
	15.162120	15.993016	5.48%	4,384	2005
	13.685172	15.162120	10.79%	0	2004
	10.000000	13.685172	36.85%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.184190	21.993626	14.64%	2,958	2006
	19.064233	19.184190	0.63%	2,712	2005
	16.644152	19.064233	14.54%	924	2004
	10.000000	16.644152	66.44%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.605026	20.356045	9.41%	7,655	2006
	16.965887	18.605026	9.66%	660	2005
	14.589240	16.965887	16.29%	61	2004
	10.000000	14.589240	45.89%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.175308	21.368679	17.57%	0	2006
	16.756592	18.175308	8.47%	0	2005
	14.173106	16.756592	18.23%	0	2004
	10.000000	14.173106	41.73%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.365995	15.410269	0.29%	0	2006
	14.506896	15.365995	5.92%	0	2005
	13.775899	14.506896	5.31%	0	2004
	10.000000	13.775899	37.76%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.390835	10.419102	0.27%	7,051	2006
	9.805625	10.390835	5.97%	4,203	2005
	10.000000	9.805625	-1.94%	1,724	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.054117	16.312488	8.36%	0	2006
	15.496259	15.054117	-2.85%	0	2005
	15.215054	15.496259	1.85%	0	2004
	10.000000	15.215054	52.15%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.501984	11.433403	8.87%	7,017	2006
	10.810426	10.501984	-2.85%	2,582	2005
	10.000000	10.810426	8.10%	1.582	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.232910	10.353356	1.18%	31,071	2006
	10.121481	10.232910	1.10%	2,916	2005
	10.011977	10.121481	1.09%	949	2004
	10.000000	10.011977	0.12%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.077275	11.513806	3.94%	12,139	2006
	10.952061	11.077275	1.14%	11,545	2005
	10.689651	10.952061	2.45%	7,358	2004
	10.000000	10.689651	6.90%	0	2003*

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.236824	12.989664	6.15%	42,864	2006
	11.961955	12.236824	2.30%	7,257	2005
	11.402220	11.961955	4.91%	24,921	2004
	10.000000	11.402220	14.02%	1,009	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.454683	14.668446	9.02%	243,246	2006
	13.045291	13.454683	3.14%	106,413	2005
	12.165025	13.045291	7.24%	11,232	2004
	10.000000	12.165025	21.65%	5,590	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.952516	16.768061	12.14%	117,458	2006
	14.263556	14.952516	4.83%	65,708	2005
	12.997638	14.263556	9.74%	42,226	2004
	10.000000	12.997638	29.98%	4,931	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.119705	18.444319	14.42%	34,826	2006
	15.254530	16.119705	5.67%	34,483	2005
	13.664970	15.254530	11.63%	8,137	2004
	10.000000	13.664970	36.65%	5,063	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.158623	16.272540	7.35%	16,443	2006
	14.126658	15.158623	7.31%	766	2005
	12.524401	14.126658	12.79%	0	2004
	10.000000	12.524401	25.24%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.783288	10.012324	2.34%	13,176	2006
	9.732884	9.783288	0.52%	6,225	2005
	9.861643	9.732884	-1.31%	505	2004
	10.000000	9.861643	-1.38%	0	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.836384	17.374539	-2.59%	572	2006
	16.309718	17.836384	9.36%	1,130	2005
	14.861422	16.309718	9.75%	364	2004
	10.000000	14.861422	48.61%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.809622	8.10%	32,966	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.622408	21.118567	19.84%	0	2006
	16.101549	17.622408	9.45%	0	2005
	13.705719	16.101549	17.48%	0	2004
	10.000000	13.705719	37.06%	0	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.506971	14.988756	19.84%	29,694	2006
	11.426098	12.506971	9.46%	6,867	2005
	10.000000	11.426098	14.26%	1,672	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.722533	19.067285	7.59%	17,427	2006
	16.147774	17.722533	9.75%	4,057	2005
	14.251954	16.147774	13.30%	1,051	2004
	10.000000	14.251954	42.52%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.688209	16.307763	11.03%	30,447	2006
	14.015661	14.688209	4.80%	1,322	2005
	13.070163	14.015661	7.23%	0	2004
	10.000000	13.070163	30.70%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.818035	17.896513	13.14%	58,049	2006
	15.542219	15.818035	1.77%	30,619	2005
	13.558912	15.542219	14.63%	21,989	2004
	10.000000	13.558912	35.59%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.335904	11.635476	2.64%	4,978	2006
	11.331349	11.335904	0.04%	4,973	2005
	10.864513	11.331349	4.30%	1,232	2004
	10.000000	10.864513	8.65%	650	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.553156	15.342846	5.43%	5,651	2006
	14.175158	14.553156	2.67%	5,626	2005
	13.580709	14.175158	4.38%	2,019	2004
	10.000000	13.580709	35.81%	507	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.570190	22.487327	14.91%	0	2006
	17.524692	19.570190	11.67%	0	2005
	15.057803	17.524692	16.38%	0	2004
	10.000000	15.057803	50.58%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.818539	14.733733	14.94%	29,907	2006
	11.480022	12.818539	11.66%	26,410	2005
	10.000000	11.480022	14.80%	12,726	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.798301	13.686348	6.94%	8,364	2006
	12.815119	12.798301	-0.13%	7,188	2005
	12.038753	12.815119	6.45%	1,386	2004
	10.000000	12.038753	20.39%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.428937	16.211670	12.36%	34,793	2006
	13.937408	14.428937	3.53%	4,968	2005
	13.043437	13.937408	6.85%	959	2004
	10.000000	13.043437	30.43%	89	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.840893	21.150187	12.26%	6,379	2006
	17.539795	18.840893	7.42%	881	2005
	15.032668	17.539795	16.68%	453	2004
	10.000000	15.032668	50.33%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.729004	15.580207	13.48%	6,379	2006
	13.325915	13.729004	3.02%	5,858	2005
	12.250469	13.325915	8.78%	858	2004
	10.000000	12.250469	22.50%	764	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.768278	19.717499	25.05%	0	2006
	14.354586	15.768278	9.85%	0	2005
	12.618741	14.354586	13.76%	0	2004
	10.000000	12.618741	26.19%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.435784	12.837112	3.23%	474	2006
	12.017602	12.435784	3.48%	474	2005
	11.687170	12.017602	2.83%	474	2004
	10.000000	11.687170	16.87%	474	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.156957	11.942312	7.04%	15,853	2006
	10.000000	11.156957	11.57%	15,438	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.488312	12.183594	16.16%	14,457	2006
	10.000000	10.488312	4.88%	12,015	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.986248	10.170690	1.85%	2,253	2006
	10.000000	9.986248	-0.14%	102	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.442533	10.587907	1.39%	35,645	2006
	10.262197	10.442533	1.76%	5,152	2005
	10.072087	10.262197	1.89%	857	2004
	10.000000	10.072087	0.72%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.799035	16.054452	8.48%	0	2006
	13.479698	14.799035	9.79%	0	2005
	12.508112	13.479698	7.77%	0	2004
	10.000000	12.508112	25.08%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.447719	27.560951	34.79%	22,717	2006
	17.888439	20.447719	14.31%	16,579	2005
	13.428167	17.888439	33.22%	3,383	2004
	10.000000	13.428167	34.28%	0	2003*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.634921	17.279672	10.52%	15,975	2006
	15.154843	15.634921	3.17%	19,938	2005
	13.973260	15.154843	8.46%	19,102	2004
	10.000000	13.973260	39.73%	3,921	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.675018	15.230281	3.78%	232	2006
	13.811672	14.675018	6.25%	190	2005
	13.274481	13.811672	4.05%	92	2004
	10.000000	13.274481	32.74%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.730117	19.032778	13.76%	9,411	2006
	15.646757	16.730117	6.92%	2,925	2005
	13.872301	15.646757	12.79%	1,686	2004
	10.000000	13.872301	38.72%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.144788	17.337183	14.48%	590	2006
	14.796522	15.144788	2.35%	590	2005
	13.595858	14.796522	8.83%	590	2004
	10.000000	13.595858	35.96%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.865579	19.965371	11.75%	360	2006
	17.121537	17.865579	4.35%	360	2005
	14.694707	17.121537	16.51%	360	2004
	10.000000	14.694707	46.95%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.070569	17.227078	14.31%	244	2006
	14.735099	15.070569	2.28%	244	2005
	13.376738	14.735099	10.15%	244	2004
	10.000000	13.376738	33.77%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.030720	19.568510	22.07%	0	2006
	14.483602	16.030720	10.68%	0	2005
	12.896357	14.483602	12.31%	0	2004
	10.000000	12.896357	28.96%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.379603	15.126347	22.19%	602	2006
	11.198030	12.379603	10.55%	609	2005
	10.000000	11.198030	11.98%	233	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.145263	13.112239	17.65%	1,856	2006
	10.000000	11.145263	11.45%	912	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.984018	13.220417	-5.46%	1,300	2006
	14.013659	13.984018	-0.21%	4,322	2005
	12.950120	14.013659	8.21%	3,466	2004
	10.000000	12.950120	29.50%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.475336	17.939684	15.92%	5,778	2006
	15.082206	15.475336	2.61%	4,241	2005
	13.499986	15.082206	11.72%	2,630	2004
	10.000000	13.499986	35.00%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.292036	12.030559	6.54%	12,263	2006
	10.000000	11.292036	12.92%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.633379	10.570546	-0.59%	25,210	2006
	10.699178	10.633379	-0.61%	19,538	2005
	10.333794	10.699178	3.54%	3,251	2004
	10.000000	10.333794	3.34%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.109345	20.274828	11.96%	3,855	2006
	17.257706	18.109345	4.93%	2,157	2005
	14.169996	17.257706	19.27%	4,138	2004
	10.000000	14.469996	44.70%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.585941	16.443643	12.74%	3,863	2006
	14.272677	14.585941	2.19%	3,657	2005
	13.217847	14.272677	7.98%	3,406	2004
	10.000000	13.217847	32.18%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.155529	14.959996	13.72%	13,686	2006
	12.912068	13.155529	1.89%	1,049	2005
	12.591796	12.912068	2.54%	0	2004
	10.000000	12.591796	25.92%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.373292	15.573272	1.30%	0	2006
	14.883101	15.373292	3.29%	0	2005
	13.697160	14.883101	8.66%	0	2004
	10.000000	13.697160	36.97%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.535598	16.568752	13.99%	247	2006
	14.176948	14.535598	2.53%	247	2005
	13.231281	14.176948	7.15%	247	2004
	10.000000	13.231281	32.31%	200	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.434856	15.221663	13.30%	253	2006
	13.500348	13.434856	-0.49%	253	2005
	12.881115	13.500348	4.81%	253	2004
	10.000000	12.881115	28.81%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.246556	2.47%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.176471	10.348611	1.69%	3,705	2006
	10.297824	10.176471	-1.18%	9,058	2005
	10.185940	10.297824	1.10%	8,832	2004
	10.000000	10.185940	1.86%	5,908	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.323812	17.983758	17.36%	8,998	2006
	14.833235	15.323812	3.31%	2,471	2005
	13.628173	14.833235	8.84%	0	2004
	10.000000	13.628173	36.28%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.344339	14.959285	4.29%	14,620	2006
	13.894056	14.344339	3.24%	13,176	2005
	13.769405	13.894056	0.91%	7,252	2004
	10.000000	13.769405	37.69%	4,069	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.955829	21.846147	15.25%	0	2006
	16.307938	18.955829	16.24%	2,707	2005
	14.707983	16.307938	10.88%	2,848	2004
	10.000000	14.707983	47.08%	5,034	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.751104	14.700399	15.29%	23,072	2006
	10.973711	12.751104	16.20%	23,407	2005
	10.000000	10.973711	9.74%	9,901	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.092751	18.638403	9.04%	32,305	2006
	14.974331	17.092751	14.15%	21,360	2005
	13.288795	14.974331	12.68%	11,378	2004
	10.000000	13.288795	32.89%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.413201	10.611436	1.90%	16,823	2006
	10.443492	10.413201	-0.29%	13,597	2005
	10.243758	10.443492	1.95%	10,651	2004
	10.000000	10.243758	2.44%	7,391	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.078761	22.085204	9.99%	22,898	2006
	17.386188	20.078761	15.49%	19,505	2005
	14.253575	17.386188	21.98%	11,313	2004
	10.000000	14.253575	42.54%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.469952	20.967279	13.52%	3,523	2006
	18.427397	18.469952	0.23%	2,606	2005
	16.542802	18.427397	11.39%	2,638	2004
	10.000000	16.542802	65.43%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.321401	15.201743	14.12%	20,638	2006
	10.000000	13.321401	33.21%	16,476	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.641737	11.411221	7.23%	0	2006
	10.000000	10.641737	6.42%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.946916	11.966082	9.31%	0	2006
	10.000000	10.946916	9.47%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.154054	12.325627	10.50%	0	2006
	10.000000	11.154054	11.54%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.055909	10.56%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.401495	16.505853	14.61%	6,290	2006
	14.229461	14.401495	1.21%	9,793	2005
	13.101116	14.229461	8.61%	5,500	2004
	10.000000	13.101116	31.01%	3,020	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.454862	21.125864	14.47%	10,222	2006
	17.339029	18.454862	6.44%	3,088	2005
	14.319472	17.339029	21.09%	2,609	2004
	10.000000	14.319472	43.19%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.621376	15.829675	25.42%	35,407	2006
	10.000000	12.621376	26.21%	15,982	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.109780	20.333594	18.84%	385	2006
	15.870724	17.109780	7.81%	385	2005
	13.683872	15.870724	15.98%	385	2004
	10.000000	13.683872	36.84%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.349740	14.678609	18.86%	8,902	2006
	11.459180	12.349740	7.77%	5,354	2005
	10.000000	11.459180	14.59%	2,241	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.739759	10.755033	10.42%	2,198	2006
	10.000000	9.739759	-2.60%	864	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.798270	13.945405	8.96%	0	2006
	12.148022	12.798270	5.35%	0	2005
	11.464168	12.148022	5.97%	0	2004
	10.000000	11.464168	14.64%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.757146	16.824912	6.78%	0	2006
	14.305940	15.757146	10.14%	0	2005
	12.393318	14.305940	15.43%	0	2004
	10.000000	12.393318	23.93%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.126077	16.419292	8.55%	0	2006
	13.936622	15.126077	8.53%	0	2005
	12.125134	13.936622	14.94%	0	2004
	10.000000	12.125134	21.25%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.467056	30.875906	43.83%	0	2006
	16.626520	21.467056	29.11%	0	2005
	14.316465	16.626520	16.14%	0	2004
	10.000000	14.316465	43.16%	2,305	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.640276	21.075564	43.96%	5,366	2006
	11.332440	14.640276	29.19%	3,028	2005
	10.000000	11.332440	13.32%	3,273	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.793625	9.986333	1.97%	11,201	2006
	9.865822	9.793625	-0.73%	3,622	2005
	10.004642	9.865822	-1.39%	0	2004
	10.000000	10.004642	0.05%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.650173	14.333162	5.00%	3,352	2006
	13.383547	13.650173	1.99%	4,267	2005
	12.549972	13.383547	6.64%	1,277	2004
	10.000000	12.549972	25.50%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.261111	17.996291	17.92%	3,833	2006
	14.648152	15.261111	4.18%	2,241	2005
	13.037116	14.648152	12.36%	2,241	2004
	10.000000	13.037116	30.37%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.858935	15.303930	2.99%	3,631	2006
	14.756874	14.858935	0.69%	3,732	2005
	13.480020	14.756874	9.47%	1,558	2004
	10.000000	13.480020	34.80%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.582327	13.870380	19.75%	22,138	2006
	10.000000	11.582327	15.82%	9,840	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.741576	17.633034	12.02%	0	2006
	14.182461	15.741576	10.99%	0	2005
	12.491184	14.182461	13.54%	0	2004
	10.000000	12.491184	24.91%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.495327	12.478925	8.56%	8,733	2006
	10.000000	11.495327	14.95%	11,966	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.136584	15.729072	11.27%	12,198	2006
	13.519222	14.136584	4.57%	2,624	2005
	12.196540	13.519222	10.84%	211	2004
	10.000000	12.196540	21.97%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.405944	4.06%	24,088	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.388122	3.88%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.686985	6.87%	16,872	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.216091	2.16%	2,946	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.802753	13.856713	8.23%	1,416	2006
	12.779081	12.802753	0.19%	4,579	2005
	11.862127	12.779081	7.73%	5,911	2004
	10.000000	11.862127	18.62%	4,390	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.390020	11.244887	8.23%	2,395	2006
	10.000000	10.390020	3.90%	2,497	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	25.332516	33.791817	33.39%	0	2006
	19.562478	25.332516	29.50%	0	2005
	16.599720	19.562478	17.85%	0	2004
	10.000000	16.599720	66.00%	1,010	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	15.153663	20.249698	33.63%	31,908	2006
	11.688190	15.153663	29.65%	15,468	2005
	10.000000	11.688190	16.88%	5,815	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.293354	21.895923	34.39%	0	2006
	15.680111	16.293354	3.91%	0	2005
	12.368587	15.680111	26.77%	0	2004
	10.000000	12.368587	23.69%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	15.969547	16.093557	0.78%	3,846	2006
	15.147588	15.969547	5.43%	9,240	2005
	13.679047	15.147588	10.74%	3,597	2004
	10.000000	13.679047	36.79%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.156088	21.950219	14.59%	4,502	2006
	19.046007	19.156088	0.58%	9526	2005
	16.636732	19.046007	14.48%	4104	2004
	10.000000	16.636732	66.37%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.577749	20.315831	9.36%	8,802	2006
	16.949645	18.577749	9.61%	7,461	2005
	14.582719	16.949645	16.23%	8,267	2004
	10.000000	14.582719	45.83%	1,708	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.148670	21.326502	17.51%	0	2006
	16.740547	18.148670	8.41%	0	2005
	14.166766	16.740547	18.17%	0	2004
	10.000000	14.166766	41.67%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.343475	15.379844	0.24%	0	2006
	14.493011	15.343475	5.87%	0	2005
	13.769745	14.493011	5.25%	0	2004
	10.000000	13.769745	37.70%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.382040	10.404979	0.22%	5,427	2006
	9.802313	10.382040	5.91%	1,100	2005
	10.000000	9.802313	-1.98%	196	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.032040	16.280274	8.30%	0	2006
	15.481415	15.032040	-2.90%	0	2005
	15.208252	15.481415	1.80%	0	2004
	10.000000	15.208252	52.08%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.493088	11.417896	8.81%	15,489	2006
	10.806780	10.493088	-2.90%	369	2005
	10.000000	10.806780	8.07%	4,272	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.217896	10.332904	1.13%	9,161	2006
	10.111774	10.217896	1.05%	0	2005
	10.007485	10.111774	1.04%	0	2004
	10.000000	10.007485	0.07%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.061038	11.491072	3.89%	31,969	2006
	10.941575	11.061038	1.09%	32,138	2005
	10.684865	10.941575	2.40%	60,317	2004
	10.000000	10.684865	6.85%	15,502	2003*

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.218869	12.963992	6.10%	64,047	2006
	11.950488	12.218869	2.25%	66,722	2005
	11.397119	11.950488	4.86%	17,144	2004
	10.000000	11.397119	13.97%	3,460	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.434960	14.639493	8.97%	93,200	2006
	13.032810	13.434960	3.09%	76,363	2005
	12.159586	13.032810	7.18%	67,618	2004
	10.000000	12.159586	21.60%	22,578	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.930572	16.734925	12.08%	64,541	2006
	14.249883	14.930572	4.78%	54,364	2005
	12.991820	14.249883	9.68%	38,288	2004
	10.000000	12.991820	29.92%	0	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.096090	18.407926	14.36%	3,906	2006
	15.239947	16.096090	5.62%	4,192	2005
	13.658870	15.239947	11.58%	3,564	2004
	10.000000	13.658870	36.59%	0	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.137999	16.242139	7.29%	9,137	2006
	14.114632	15.137999	7.25%	3,755	2005
	12.520133	14.114632	12.74%	6,308	2004
	10.000000	12.520133	25.20%	2,930	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.768744	9.992347	2.29%	3,427	2006
	9.723367	9.768744	0.47%	2,647	2005
	9.857035	9.723367	-1.36%	1,711	2004
	10.000000	9.857035	-1.43%	235	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.810240	17.340243	-2.64%	621	2006
	16.294110	17.810240	9.30%	621	2005
	14.854786	16.294110	9.69%	1,195	2004
	10.000000	14.854786	48.55%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.805966	8.06%	22,369	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.598462	21.079128	19.78%	0	2006
	16.087846	17.598462	9.39%	0	2005
	13.701048	16.087846	17.42%	0	2004
	10.000000	13.701048	37.01%	0	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.496392	14.968461	19.78%	16,659	2006
	11.422247	12.496392	9.40%	5,186	2005
	10.000000	11.422247	14.22%	1,291	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.696534	19.029607	7.53%	4,894	2006
	16.132305	17.696534	9.70%	5,079	2005
	14.245585	16.132305	13.24%	1,794	2004
	10.000000	14.245585	42.46%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.666668	16.275551	10.97%	10,254	2006
	14.002235	14.666668	4.75%	0	2005
	13.064320	14.002235	7.18%	0	2004
	10.000000	13.064320	30.64%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.794855	17.861184	13.08%	18,979	2006
	15.527344	15.794855	1.72%	12,176	2005
	13.552853	15.527344	14.57%	4,113	2004
	10.000000	13.552853	35.53%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.319271	11.612491	2.59%	3,601	2006
	11.320492	11.319271	-0.01%	7,009	2005
	10.859641	11.320492	4.24%	7,186	2004
	10.000000	10.859641	8.60%	6,613	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.531833	15.312557	5.37%	6,523	2006
	14.161597	14.531833	2.61%	7,085	2005
	13.574651	14.161597	4.32%	5,101	2004
	10.000000	13.574651	35.75%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.541505	22.442928	14.85%	0	2006
	17.507912	19.541505	11.62%	0	2005
	15.051058	17.507912	16.32%	0	2004
	10.000000	15.051058	50.51%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.807689	14.713762	14.88%	28,822	2006
	11.476139	12.807689	11.60%	17,944	2005
	10.000000	11.476139	14.76%	7,385	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.779535	13.659323	6.88%	2,873	2006
	12.802848	12.779535	-0.18%	2,236	2005
	12.033375	12.802848	6.39%	1,309	2004
	10.000000	12.033375	20.33%	1,384	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.407783	16.179663	12.30%	15,157	2006
	13.924063	14.407783	3.47%	10,561	2005
	13.037602	13.924063	6.80%	9,045	2004
	10.000000	13.037602	30.38%	6,519	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.813314	21.108468	12.20%	10,673	2006
	17.523041	18.813314	7.36%	2,337	2005
	15.025969	17.523041	16.62%	4,702	2004
	10.000000	15.025969	50.26%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.710342	15.551102	13.43%	0	2006
	13.314578	13.710342	2.97%	3,181	2005
	12.246297	13.314578	8.72%	3,347	2004
	10.000000	12.246297	22.46%	3,306	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.746846	19.680679	24.98%	0	2006
	14.342384	15.746846	9.79%	0	2005
	12.614446	14.342384	13.70%	0	2004
	10.000000	12.614446	26.14%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.418857	12.813104	3.17%	0	2006
	12.007364	12.418857	3.43%	0	2005
	11.683193	12.007364	2.77%	0	2004
	10.000000	11.683193	16.83%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.153183	11.932198	6.98%	2,559	2006
	10.000000	11.153183	11.53%	800	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.484765	12.173269	16.10%	5,937	2006
	10.000000	10.484765	4.85%	3,643	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.982867	10.162067	1.80%	2,856	2006
	10.000000	9.982867	-0.17%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.428329	10.568123	1.34%	18,086	2006
	10.253466	10.428329	1.71%	10,225	2005
	10.068654	10.253466	1.84%	7,874	2004
	10.000000	10.068654	0.69%	7,496	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.776404	16.021737	8.43%	867	2006
	13.465936	14.776404	9.73%	867	2005
	12.501729	13.465936	7.71%	867	2004
	10.000000	12.501729	25.02%	867	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.416470	27.504842	34.72%	6,450	2006
	17.870195	20.416470	14.25%	3,888	2005
	13.421322	17.870195	33.15%	4,303	2004
	10.000000	13.421322	34.21%	0	2003*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.611970	17.245517	10.46%	0	2006
	15.140320	15.611970	3.12%	0	2005
	13.967012	15.140320	8.40%	0	2004
	10.000000	13.967012	39.67%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.653471	15.200171	3.73%	0	2006
	13.798435	14.653471	6.20%	0	2005
	13.268546	13.798435	3.99%	0	2004
	10.000000	13.268546	32.69%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.705583	18.995186	13.71%	0	2006
	15.631772	16.705583	6.87%	0	2005
	13.866108	15.631772	12.73%	0	2004
	10.000000	13.866108	38.66%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.122568	17.302913	14.42%	0	2006
	14.782348	15.122568	2.30%	0	2005
	13.589780	14.782348	8.78%	0	2004
	10.000000	13.589780	35.90%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.839372	19.925923	11.70%	0	2006
	17.105145	17.839372	4.29%	0	2005
	14.688140	17.105145	16.46%	0	2004
	10.000000	14.688140	46.88%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.048456	17.193049	14.25%	0	2006
	14.720985	15.048456	2.22%	0	2005
	13.370750	14.720985	10.10%	0	2004
	10.000000	13.370750	33.71%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.007234	19.529872	22.01%	0	2006
	14.469742	16.007234	10.63%	0	2005
	12.890586	14.469742	12.25%	0	2004
	10.000000	12.890586	28.91%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.369105	15.105801	22.13%	0	2006
	11.194239	12.369105	10.50%	0	2005
	10.000000	11.194239	11.94%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.141491	13.101121	17.59%	0	2006
	10.000000	11.141491	11.41%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.963502	13.194277	-5.51%	0	2006
	14.000226	13.963502	-0.26%	0	2005
	12.944322	14.000226	8.16%	0	2004
	10.000000	12.944322	29.44%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.452630	17.904242	15.87%	0	2006
	15.067753	15.452630	2.55%	0	2005
	13.493949	15.067753	11.66%	0	2004
	10.000000	13.493949	34.94%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.288221	12.020367	6.49%	0	2006
	10.000000	11.288221	12.88%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.617105	10.548990	-0.64%	0	2006
	10.688249	10.617105	-0.67%	0	2005
	10.328516	10.688249	3.48%	0	2004
	10.000000	10.328516	3.29%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.082798	20.234801	11.90%	0	2006
	17.241182	18.082798	4.88%	0	2005
	14.463524	17.241182	19.20%	0	2004
	10.000000	14.463524	44.64%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.564544	16.411152	12.68%	0	2006
	14.259003	14.564544	2.14%	0	2005
	13.211949	14.259003	7.93%	0	2004
	10.000000	13.211949	32.12%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.136216	14.930425	13.66%	0	2006
	12.899690	13.136216	1.83%	0	2005
	12.586152	12.899690	2.49%	0	2004
	10.000000	12.586152	25.86%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.350735	15.542493	1.25%	0	2006
	14.868836	15.350735	3.24%	0	2005
	13.691033	14.868836	8.60%	0	2004
	10.000000	13.691033	36.91%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.514297	16.536033	13.93%	0	2006
	14.163375	14.514297	2.48%	0	2005
	13.225371	14.163375	7.09%	0	2004
	10.000000	13.225371	32.25%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.415167	15.191610	13.24%	0	2006
	13.487425	13.415167	-0.54%	0	2005
	12.875363	13.487425	4.75%	0	2004
	10.000000	12.875363	28.75%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.243079	2.43%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.161522	10.328144	1.64%	0	2006
	10.287941	10.161522	-1.23%	0	2005
	10.181373	10.287941	1.05%	0	2004
	10.000000	10.181373	1.81%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.301338	17.948222	17.30%	0	2006
	14.819023	15.301338	3.25%	0	2005
	13.622069	14.819023	8.79%	0	2004
	10.000000	13.622069	36.22%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.323296	14.929730	4.23%	0	2006
	13.880736	14.323296	3.19%	0	2005
	13.763249	13.880736	0.85%	0	2004
	10.000000	13.763249	37.63%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.928040	21.803009	15.19%	0	2006
	16.292325	18.928040	16.18%	0	2005
	14.701409	16.292325	10.82%	0	2004
	10.000000	14.701409	47.01%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.740304	14.680445	15.23%	0	2006
	10.970005	12.740304	16.14%	0	2005
	10.000000	10.970005	9.70%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.067705	18.601610	8.99%	0	2006
	14.959993	17.067705	14.09%	0	2005
	13.282857	14.959993	12.63%	0	2004
	10.000000	13.282857	32.83%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.397935	10.590479	1.85%	0	2006
	10.433491	10.397935	-0.34%	0	2005
	10.239169	10.433491	1.90%	0	2004
	10.000000	10.239169	2.39%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.049309	22.041575	9.94%	0	2006
	17.369523	20.049309	15.43%	0	2005
	14.247191	17.369523	21.92%	0	2004
	10.000000	14.247191	42.47%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.442873	20.925880	13.46%	0	2006
	18.409756	18.442873	0.18%	0	2005
	16.535416	18.409756	11.34%	0	2004
	10.000000	16.535416	65.35%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.316891	15.188855	14.06%	0	2006
	10.000000	13.316891	33.17%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.638142	11.401552	7.18%	0	2006
	10.000000	10.638142	6.38%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.943211	11.955939	9.25%	0	2006
	10.000000	10.943211	9.43%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.150275	12.315172	10.45%	0	2006
	10.000000	11.150275	11.50%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.052167	10.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.380383	16.473253	14.55%	0	2006
	14.215839	14.380383	1.16%	0	2005
	13.095257	14.215839	8.56%	0	2004
	10.000000	13.095257	30.95%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.427835	21.084166	14.41%	0	2006
	17.322439	18.427835	6.38%	0	2005
	14.313081	17.322439	21.03%	0	2004
	10.000000	14.313081	43.13%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.617120	15.816268	25.36%	0	2006
	10.000000	12.617120	26.17%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.084693	20.293444	18.78%	0	2006
	15.855521	17.084693	7.75%	0	2005
	13.677756	15.855521	15.92%	0	2004
	10.000000	13.677756	36.78%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.339275	14.658705	18.80%	0	2006
	11.455300	12.339275	7.72%	0	2005
	10.000000	11.455300	14.55%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.736453	10.745897	10.37%	0	2006
	10.000000	9.736453	-2.64%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.779504	13.917871	8.91%	0	2006
	12.136389	12.779504	5.30%	0	2005
	11.459039	12.136389	5.91%	0	2004
	10.000000	11.459039	14.59%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.734038	16.791689	6.72%	0	2006
	14.292242	15.734038	10.09%	0	2005
	12.387775	14.292242	15.37%	0	2004
	10.000000	12.387775	23.88%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.105508	16.388614	8.49%	0	2006
	13.924752	15.105508	8.48%	0	2005
	12.121002	13.924752	14.88%	0	2004
	10.000000	12.121002	21.21%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.435594	30.814951	43.76%	0	2006
	16.610606	21.435594	29.05%	0	2005
	14.310066	16.610606	16.08%	0	2004
	10.000000	14.310066	43.10%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.627892	21.047008	43.88%	0	2006
	11.328611	14.627892	29.12%	0	2005
	10.000000	11.328611	13.29%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.779236	9.966578	1.92%	0	2006
	9.856350	9.779236	-0.78%	0	2005
	10.000161	9.856350	-1.44%	0	2004
	10.000000	10.000161	0.00%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.630148	14.304834	4.95%	0	2006
	13.370721	13.630148	1.94%	0	2005
	12.544352	13.370721	6.59%	0	2004
	10.000000	12.544352	25.44%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.238732	17.960754	17.86%	0	2006
	14.634123	15.238732	4.13%	0	2005
	13.031295	14.634123	12.30%	0	2004
	10.000000	13.031295	30.31%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.837159	15.273712	2.94%	0	2006
	14.742745	14.837159	0.64%	0	2005
	13.473997	14.742745	9.42%	0	2004
	10.000000	13.473997	34.74%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.578406	13.858624	19.69%	0	2006
	10.000000	11.578406	15.78%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.717498	17.597090	11.96%	0	2006
	14.167975	15.717498	10.94%	0	2005
	12.484801	14.167975	13.48%	0	2004
	10.000000	12.484801	24.85%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.491443	12.468336	8.50%	0	2006
	10.000000	11.491443	14.91%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.117328	15.699644	11.21%	0	2006
	13.507699	14.117328	4.51%	0	2005
	12.192378	13.507699	10.79%	0	2004
	10.000000	12.192378	21.92%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.402421	4.02%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.384612	3.85%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.212629	2.13%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.783973	13.829343	8.18%	0	2006
	12.766844	12.783973	0.13%	0	2005
	11.856822	12.766844	7.68%	0	2004
	10.000000	11.856822	18.57%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.386510	11.235365	8.17%	0	2006
	10.000000	10.386510	3.87%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	25.295383	33.725100	33.33%	0	2006
	19.543748	25.295383	29.43%	0	2005
	16.592292	19.543748	17.79%	0	2004
	10.000000	16.592292	65.92%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	15.140838	20.222258	33.56%	0	2006
	11.684242	15.140838	29.58%	0	2005
	10.000000	11.684242	16.84%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.269459	21.852686	34.32%	0	2006
	15.665101	16.269459	3.86%	0	2005
	12.363062	15.665101	26.71%	0	2004
	10.000000	12.363062	23.63%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	15.946162	16.061803	0.73%	0	2006
	15.133108	15.946162	5.37%	0	2005
	13.672946	15.133108	10.68%	0	2004
	10.000000	13.672946	36.73%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.128017	21.906881	14.53%	0	2006
	19.027779	19.128017	0.53%	0	2005
	16.629294	19.027779	14.42%	0	2004
	10.000000	16.629294	66.29%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.550515	20.275718	9.30%	0	2006
	16.933419	18.550515	9.55%	0	2005
	14.576196	16.933419	16.17%	0	2004
	10.000000	14.576196	45.76%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.122046	21.284359	17.45%	0	2006
	16.724509	18.122046	8.36%	0	2005
	14.160433	16.724509	18.11%	0	2004
	10.000000	14.160433	41.60%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.320972	15.349465	0.19%	0	2006
	14.479133	15.320972	5.81%	0	2005
	13.763583	14.479133	5.20%	0	2004
	10.000000	13.763583	37.64%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.373238	10.390853	0.17%	0	2006
	9.798994	10.373238	5.86%	0	2005
	10.000000	9.798994	-2.01%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.009998	16.248108	8.25%	0	2006
	15.466606	15.009998	-2.95%	0	2005
	15.201470	15.466606	1.74%	0	2004
	10.000000	15.201470	52.01%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.484198	11.402406	8.76%	0	2006
	10.803128	10.484198	-2.95%	0	2005
	10.000000	10.803128	8.03%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.202901	10.312477	1.07%	0	2006
	10.102083	10.202901	1.00%	0	2005
	10.003007	10.102083	0.99%	0	2004
	10.000000	10.003007	0.03%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.044797	11.468347	3.83%	0	2006
	10.931075	11.044797	1.04%	0	2005
	10.680075	10.931075	2.35%	0	2004
	10.000000	10.680075	6.80%	0	2003*

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.200939	12.938375	6.04%	5,716	2006
	11.939034	12.200939	2.19%	5,716	2005
	11.392020	11.939034	4.80%	5,716	2004
	10.000000	11.392020	13.92%	1,425	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.415265	14.610575	8.91%	0	2006
	13.020330	13.415265	3.03%	0	2005
	12.154146	13.020330	7.13%	0	2004
	10.000000	12.154146	21.54%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.908678	16.701878	12.03%	38,216	2006
	14.236242	14.908678	4.72%	43,138	2005
	12.986017	14.236242	9.63%	52,188	2004
	10.000000	12.986017	29.86%	53,875	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.072489	18.371568	14.30%	0	2006
	15.225350	16.072489	5.56%	0	2005
	13.652762	15.225350	11.52%	0	2004
	10.000000	13.652762	36.53%	0	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.117391	16.211757	7.24%	0	2006
	14.102601	15.117391	7.20%	0	2005
	12.515857	14.102601	12.68%	0	2004
	10.000000	12.515857	25.16%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.754214	9.972402	2.24%	0	2006
	9.713854	9.754214	0.42%	0	2005
	9.852427	9.713854	-1.41%	0	2004
	10.000000	9.852427	-1.48%	0	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.784111	17.305972	-2.69%	0	2006
	16.278496	17.784111	9.25%	0	2005
	14.848149	16.278496	9.63%	0	2004
	10.000000	14.848149	48.48%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.802306	8.02%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.574518	21.039744	19.72%	0	2006
	16.074152	17.574518	9.33%	0	2005
	13.696378	16.074152	17.36%	0	2004
	10.000000	13.696378	36.96%	0	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.485805	14.948158	19.72%	0	2006
	11.418380	12.485805	9.35%	0	2005
	10.000000	11.418380	14.18%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.670599	18.992036	7.48%	0	2006
	16.116870	17.670599	9.64%	0	2005
	14.239224	16.116870	13.19%	0	2004
	10.000000	14.239224	42.39%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.645159	16.243400	10.91%	0	2006
	13.988830	14.645159	4.69%	0	2005
	13.058479	13.988830	7.12%	0	2004
	10.000000	13.058479	30.58%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.771695	17.825916	13.02%	0	2006
	15.512473	15.771695	1.67%	0	2005
	13.546787	15.512473	14.51%	0	2004
	10.000000	13.546787	35.47%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.302647	11.589519	2.54%	0	2006
	11.309640	11.302647	-0.06%	0	2005
	10.854785	11.309640	4.19%	0	2004
	10.000000	10.854785	8.55%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.510512	15.282295	5.32%	0	2006
	14.148029	14.510512	2.56%	0	2005
	13.568575	14.148029	4.27%	0	2004
	10.000000	13.568575	35.69%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.512863	22.398614	14.79%	0	2006
	17.491164	19.512863	11.56%	0	2005
	15.044342	17.491164	16.26%	0	2004
	10.000000	15.044342	50.44%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.796845	14.693804	14.82%	0	2006
	11.472268	12.796845	11.55%	0	2005
	10.000000	11.472268	14.72%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.760792	13.632342	6.83%	0	2006
	12.790585	12.760792	-0.23%	0	2005
	12.027994	12.790585	6.34%	0	2004
	10.000000	12.027994	20.28%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.386668	16.147721	12.24%	0	2006
	13.910733	14.386668	3.42%	0	2005
	13.031782	13.910733	6.74%	0	2004
	10.000000	13.031782	30.32%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.785740	21.066785	12.14%	0	2006
	17.506257	18.785740	7.31%	0	2005
	15.019254	17.506257	16.56%	0	2004
	10.000000	15.019254	50.19%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.691687	15.522027	13.37%	0	2006
	13.303242	13.691687	2.92%	0	2005
	12.242120	13.303242	8.67%	0	2004
	10.000000	12.242120	22.42%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.725403	19.643879	24.92%	0	2006
	14.330153	15.725403	9.74%	0	2005
	12.610138	14.330153	13.64%	0	2004
	10.000000	12.610138	26.10%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.401960	12.789150	3.12%	0	2006
	11.997140	12.401960	3.37%	0	2005
	11.679205	11.997140	2.72%	0	2004
	10.000000	11.679205	16.79%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.149416	11.922076	6.93%	0	2006
	10.000000	11.149416	11.49%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.481218	12.162964	16.05%	0	2006
	10.000000	10.481218	4.81%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.979484	10.153446	1.74%	0	2006
	10.000000	9.979484	-0.21%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.414131	10.548345	1.29%	0	2006
	10.244725	10.414131	1.65%	0	2005
	10.065212	10.244725	1.78%	0	2004
	10.000000	10.065212	0.65%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.753788	15.989055	8.37%	0	2006
	13.452188	14.753788	9.68%	0	2005
	12.495350	13.452188	7.66%	0	2004
	10.000000	12.495350	24.95%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.385267	27.448822	34.65%	0	2006
	17.851966	20.385267	14.19%	0	2005
	13.414471	17.851966	33.08%	0	2004
	10.000000	13.414471	34.14%	0	2003*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.589066	17.211437	10.41%	13,944	2006
	15.125803	15.589066	3.06%	14,491	2005
	13.960755	15.125803	8.35%	11,612	2004
	10.000000	13.960755	39.61%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.631974	15.170132	3.68%	11,852	2006
	13.785215	14.631974	6.14%	11,208	2005
	13.262608	13.785215	3.94%	10,073	2004
	10.000000	13.262608	32.63%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.681086	18.957656	13.65%	3,759	2006
	15.616805	16.681086	6.81%	3,524	2005
	13.859914	15.616805	12.68%	1,523	2004
	10.000000	13.859914	38.60%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.100376	17.268719	14.36%	216	2006
	14.768184	15.100376	2.25%	216	2005
	13.583697	14.768184	8.72%	216	2004
	10.000000	13.583697	35.84%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.813215	19.886557	11.64%	0	2006
	17.088763	17.813215	4.24%	0	2005
	14.681572	17.088763	16.40%	0	2004
	10.000000	14.681572	46.82%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.026376	17.159051	14.19%	610	2006
	14.706867	15.026376	2.17%	610	2005
	13.364767	14.706867	10.04%	610	2004
	10.000000	13.364767	33.65%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.983698	19.491226	21.94%	0	2006
	14.455842	15.983698	10.57%	0	2005
	12.884802	14.455842	12.19%	0	2004
	10.000000	12.884802	28.85%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.358625	15.085329	22.06%	0	2006
	11.190461	12.358625	10.44%	0	2005
	10.000000	11.190461	11.90%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.137716	13.090018	17.53%	397	2006
	10.000000	11.137716	11.38%	397	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.943008	13.168196	-5.56%	9,462	2006
	13.986805	13.943008	-0.31%	10,069	2005
	12.938529	13.986805	8.10%	9,260	2004
	10.000000	12.938529	29.39%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.429951	17.868853	15.81%	7,917	2006
	15.053310	15.429951	2.50%	8,183	2005
	13.487906	15.053310	11.61%	3,224	2004
	10.000000	13.487906	34.88%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.284397	12.010166	6.43%	1,257	2006
	10.000000	11.284397	12.84%	396	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.600839	10.527461	-0.69%	4,659	2006
	10.677319	10.600839	-0.72%	4,884	2005
	10.323232	10.677319	3.43%	2,246	2004
	10.000000	10.323232	3.23%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.056269	20.194818	11.84%	0	2006
	17.224664	18.056269	4.83%	0	2005
	14.457054	17.224664	19.14%	0	2004
	10.000000	14.457054	44.57%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.543176	16.378714	12.62%	16,201	2006
	14.245346	14.543176	2.09%	16,302	2005
	13.206031	14.245346	7.87%	15,682	2004
	10.000000	13.206031	32.06%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.116943	14.900926	13.60%	9,208	2006
	12.887330	13.116943	1.78%	9,214	2005
	12.580524	12.887330	2.44%	2,016	2004
	10.000000	12.580524	25.81%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.328203	15.511765	1.20%	0	2006
	14.854584	15.328203	3.19%	0	2005
	13.684904	14.854584	8.55%	0	2004
	10.000000	13.684904	36.85%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.492978	16.503341	13.87%	1,363	2006
	14.149785	14.492978	2.43%	1,363	2005
	13.219446	14.149785	7.04%	1,363	2004
	10.000000	13.219446	32.19%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.395459	15.161558	13.18%	0	2006
	13.474483	13.395459	-0.59%	0	2005
	12.869591	13.474483	4.70%	0	2004
	10.000000	12.869591	28.70%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.239603	2.40%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.146617	10.307744	1.59%	8,307	2006
	10.278083	10.146617	-1.28%	8,190	2005
	10.176817	10.278083	1.00%	4,389	2004
	10.000000	10.176817	1.77%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.278856	17.912718	17.24%	21,002	2006
	14.804807	15.278856	3.20%	21,294	2005
	13.615971	14.804807	8.73%	18,607	2004
	10.000000	13.615971	36.16%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.302283	14.900231	4.18%	13,083	2006
	13.867441	14.302283	3.14%	13,436	2005
	13.757097	13.867441	0.80%	14,403	2004
	10.000000	13.757097	37.57%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.900290	21.759941	15.13%	0	2006
	16.276733	18.900290	16.12%	0	2005
	14.694842	16.276733	10.76%	0	2004
	10.000000	14.694842	46.95%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.729500	14.660525	15.17%	0	2006
	10.966288	12.729500	16.08%	0	2005
	10.000000	10.966288	9.66%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.042648	18.564834	8.93%	26,588	2006
	14.945652	17.042648	14.03%	26,627	2005
	13.276904	14.945652	12.57%	18,449	2004
	10.000000	13.276904	32.77%	76	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.382638	10.569510	1.80%	7,928	2006
	10.423463	10.382638	-0.39%	5,944	2005
	10.234577	10.423463	1.85%	2,989	2004
	10.000000	10.234577	2.35%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.019919	21.998042	9.88%	32,182	2006
	17.352899	20.019919	15.37%	33,279	2005
	14.240827	17.352899	21.85%	24,637	2004
	10.000000	14.240827	42.41%	71	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.415809	20.884511	13.41%	10,095	2006
	18.392126	18.415809	0.13%	11,040	2005
	16.528025	18.392126	11.28%	6,249	2004
	10.000000	16.528025	65.28%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.312384	15.175959	14.00%	0	2006
	10.000000	13.312384	33.12%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.634532	11.391876	7.12%	0	2006
	10.000000	10.634532	6.35%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.939506	11.945798	9.20%	493	2006
	10.000000	10.939506	9.40%	493	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.146499	12.304728	10.39%	44,247	2006
	10.000000	11.146499	11.46%	50,834	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.048415	10.48%	974	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.359300	16.440717	14.50%	31,578	2006
	14.202226	14.359300	1.11%	33,297	2005
	13.089401	14.202226	8.50%	21,230	2004
	10.000000	13.089401	30.89%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.400805	21.042514	14.36%	0	2006
	17.305842	18.400805	6.33%	0	2005
	14.306677	17.305842	20.96%	0	2004
	10.000000	14.306677	43.07%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.612849	15.802849	25.29%	0	2006
	10.000000	12.612849	26.13%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.059617	20.253335	18.72%	0	2006
	15.840330	17.059617	7.70%	0	2005
	13.671628	15.840330	15.86%	0	2004
	10.000000	13.671628	36.72%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.328820	14.638823	18.74%	923	2006
	11.451436	12.328820	7.66%	634	2005
	10.000000	11.451436	14.51%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.733150	10.736780	10.31%	0	2006
	10.000000	9.733150	-2.67%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.760732	13.890340	8.85%	0	2006
	12.124747	12.760732	5.25%	0	2005
	11.453904	12.124747	5.86%	0	2004
	10.000000	11.453904	14.54%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.710899	16.758438	6.67%	210	2006
	14.278499	15.710899	10.03%	210	2005
	12.382203	14.278499	15.31%	210	2004
	10.000000	12.382203	23.82%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.084946	16.357948	8.44%	3,024	2006
	13.912886	15.084946	8.42%	3,025	2005
	12.116869	13.912886	14.82%	3,025	2004
	10.000000	12.116869	21.17%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.404153	30.754088	43.68%	0	2006
	16.594691	21.404153	28.98%	0	2005
	14.303663	16.594691	16.02%	0	2004
	10.000000	14.303663	43.04%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.615497	21.018464	43.81%	273	2006
	11.324784	14.615497	29.06%	0	2005
	10.000000	11.324784	13.25%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.764882	9.946883	1.86%	6,276	2006
	9.846906	9.764882	-0.83%	4,992	2005
	9.995678	9.846906	-1.49%	2,577	2004
	10.000000	9.995678	-0.04%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.610137	14.276544	4.90%	7,099	2006
	13.357900	13.610137	1.89%	7,227	2005
	12.538735	13.357900	6.53%	7,188	2004
	10.000000	12.538735	25.39%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.216368	17.925254	17.80%	10,741	2006
	14.620099	15.216368	4.08%	11,198	2005
	13.025451	14.620099	12.24%	5,644	2004
	10.000000	13.025451	30.25%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.815381	15.243514	2.89%	0	2006
	14.728616	14.815381	0.59%	0	2005
	13.467966	14.728616	9.36%	0	2004
	10.000000	13.467966	34.68%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.574497	13.846886	19.63%	1,861	2006
	10.000000	11.574497	15.74%	1,072	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.693430	17.561171	11.90%	1,568	2006
	14.153500	15.693430	10.88%	1,568	2005
	12.478426	14.153500	13.42%	1,568	2004
	10.000000	12.478426	24.78%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.487543	12.457761	8.45%	0	2006
	10.000000	11.487543	14.88%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.098104	15.670271	11.15%	4,537	2006
	13.496185	14.098104	4.46%	3,846	2005
	12.188212	13.496185	10.73%	2,460	2004
	10.000000	12.188212	21.88%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.398894	3.99%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.381087	3.81%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.679747	6.80%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.209164	2.09%	1,846	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.765207	13.802009	8.12%	0	2006
	12.754602	12.765207	0.08%	0	2005
	11.851518	12.754602	7.62%	0	2004
	10.000000	11.851518	18.52%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.382986	11.225838	8.12%	0	2006
	10.000000	10.382986	3.83%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	25.258281	33.658481	33.26%	0	2006
	19.525024	25.258281	29.36%	0	2005
	16.584878	19.525024	17.73%	0	2004
	10.000000	16.584878	65.85%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	15.128016	20.194833	33.49%	0	2006
	11.680295	15.128016	29.52%	0	2005
	10.000000	11.680295	16.80%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.245578	21.809493	34.25%	0	2006
	15.650079	16.245578	3.81%	0	2005
	12.357521	15.650079	26.64%	0	2004
	10.000000	12.357521	23.58%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	15.922746	16.030021	0.67%	0	2006
	15.118582	15.922746	5.32%	0	2005
	13.666814	15.118582	10.62%	0	2004
	10.000000	13.666814	36.67%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.099944	21.863580	14.47%	0	2006
	19.009541	19.099944	0.48%	0	2005
	16.621856	19.009541	14.36%	0	2004
	10.000000	16.621856	66.22%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.523315	20.235659	9.24%	265	2006
	16.917200	18.523315	9.49%	121	2005
	14.569685	16.917200	16.11%	0	2004
	10.000000	14.569685	45.70%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.095448	21.242294	17.39%	0	2006
	16.708483	18.095448	8.30%	0	2005
	14.154096	16.708483	18.05%	0	2004
	10.000000	14.154096	41.54%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.298461	15.319101	0.13%	0	2006
	14.465240	15.298461	5.76%	0	2005
	13.757420	14.465240	5.15%	0	2004
	10.000000	13.757420	37.57%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.364450	10.376759	0.12%	0	2006
	9.795682	10.364450	5.81%	0	2005
	10.000000	9.795682	-2.04%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	14.987967	16.215990	8.19%	0	2006
	15.451782	14.987967	-3.00%	0	2005
	15.194664	15.451782	1.69%	0	2004
	10.000000	15.194664	51.95%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.475317	11.386935	8.70%	0	2006
	10.799472	10.475317	-3.00%	0	2005
	10.000000	10.799472	7.99%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.187930	10.292093	1.02%	5,065	2006
	10.092398	10.187930	0.95%	4,117	2005
	9.998525	10.092398	0.94%	0	2004
	10.000000	9.998525	-0.01%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.028581	11.445670	3.78%	58,614	2006
	10.920596	11.028581	0.99%	65,617	2005
	10.675292	10.920596	2.30%	26,627	2004
	10.000000	10.675292	6.75%	1,688	2003*

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.183035	12.912800	5.99%	223,478	2006
	11.927596	12.183035	2.14%	239,252	2005
	11.386917	11.927596	4.75%	115,717	2004
	10.000000	11.386917	13.87%	32,186	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.395569	14.581696	8.85%	1,142,320	2006
	13.007846	13.395569	2.98%	1,179,336	2005
	12.148707	13.007846	7.07%	900,504	2004
	10.000000	12.148707	21.49%	87,035	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.886787	16.668854	11.97%	1,429,537	2006
	14.222590	14.886787	4.67%	1,490,089	2005
	12.980195	14.222590	9.57%	1,140,530	2004
	10.000000	12.980195	29.80%	77,226	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.048897	18.335248	14.25%	1,807,846	2006
	15.210756	16.048897	5.51%	1,907,909	2005
	13.646654	15.210756	11.46%	1,361,060	2004
	10.000000	13.646654	36.47%	5,230	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.096810	16.181415	7.18%	5,284	2006
	14.090577	15.096810	7.14%	5,306	2005
	12.511587	14.090577	12.62%	3,579	2004
	10.000000	12.511587	25.12%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.739697	9.952481	2.18%	12,395	2006
	9.704345	9.739697	0.36%	12,458	2005
	9.847816	9.704345	-1.46%	2,525	2004
	10.000000	9.847816	-1.52%	0	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.758041	17.271789	-2.74%	3,409	2006
	16.262915	17.758041	9.19%	2,843	2005
	14.841506	16.262915	9.58%	322	2004
	10.000000	14.841506	48.42%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.798640	7.99%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.550599	21.000395	19.66%	0	2006
	16.060464	17.550599	9.28%	0	2005
	13.691710	16.060464	17.30%	0	2004
	10.000000	13.691710	36.92%	0

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.475221	14.927872	19.66%	947	2006
	11.414522	12.475221	9.29%	628	2005
	10.000000	11.414522	14.15%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.644672	18.954496	7.42%	3,872	2006
	16.101426	17.644672	9.58%	3,640	2005
	14.232843	16.101426	13.13%	3,314	2004
	10.000000	14.232843	42.33%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.623648	16.211278	10.86%	4,501	2006
	13.975414	14.623648	4.64%	3,685	2005
	13.052629	13.975414	7.07%	2,771	2004
	10.000000	13.052629	30.53%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.748527	17.790645	12.97%	14,123	2006
	15.497598	15.748527	1.62%	13,932	2005
	13.540723	15.497598	14.45%	7,588	2004
	10.000000	13.540723	35.41%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.286066	11.566627	2.49%	0	2006
	11.298800	11.286066	-0.11%	0	2005
	10.849921	11.298800	4.14%	0	2004
	10.000000	10.849921	8.50%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.489237	15.252099	5.27%	13,539	2006
	14.134491	14.489237	2.51%	14,583	2005
	13.562508	14.134491	4.22%	13,705	2004
	10.000000	13.562508	35.63%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.484250	22.354371	14.73%	0	2006
	17.474413	19.484250	11.50%	0	2005
	15.037620	17.474413	16.20%	0	2004
	10.000000	15.037620	50.38%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.786011	14.673899	14.77%	0	2006
	11.468391	12.786011	11.49%	0	2005
	10.000000	11.468391	14.68%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.742044	13.605388	6.78%	0	2006
	12.778313	12.742044	-0.28%	0	2005
	12.022598	12.778313	6.29%	0	2004
	10.000000	12.022598	20.23%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.365531	16.115779	12.18%	10,703	2006
	13.897389	14.365531	3.37%	9,318	2005
	13.025936	13.897389	6.69%	5,819	2004
	10.000000	13.025936	30.26%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.758181	21.025158	12.09%	341	2006
	17.489490	18.758181	7.25%	119	2005
	15.012537	17.489490	16.50%	0	2004
	10.000000	15.012537	50.13%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.673036	15.492983	13.31%	1,464	2006
	13.291895	13.673036	2.87%	1,495	2005
	12.237939	13.291895	8.61%	405	2004
	10.000000	12.237939	22.38%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.704009	19.607144	24.85%	0	2006
	14.317960	15.704009	9.68%	0	2005
	12.605837	14.317960	13.58%	0	2004
	10.000000	12.605837	26.06%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.385068	12.765218	3.07%	528	2006
	11.986914	12.385068	3.32%	528	2005
	11.675220	11.986914	2.67%	528	2004
	10.000000	11.675220	16.75%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.145643	11.911970	6.88%	3,876	2006
	10.000000	11.145643	11.46%	546	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.477665	12.152637	15.99%	660	2006
	10.000000	10.477665	4.78%	199	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.976101	10.144831	1.69%	0	2006
	10.000000	9.976101	-0.24%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.399944	10.528615	1.24%	9,028	2006
	10.235988	10.399944	1.60%	9,293	2005
	10.061769	10.235988	1.73%	3,613	2004
	10.000000	10.061769	0.62%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.731199	15.956447	8.32%	0	2006
	13.438445	14.731199	9.62%	0	2005
	12.488971	13.438445	7.60%	0	2004
	10.000000	12.488971	24.89%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.354072	27.392875	34.58%	0	2006
	17.833735	20.354072	14.13%	0	2005
	13.407628	17.833735	33.01%	0	2004
	10.000000	13.407628	34.08%	0	2003*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.566165	17.177393	10.35%	10,424	2006
	15.111304	15.566165	3.01%	10,089	2005
	13.954516	15.111304	8.29%	10,737	2004
	10.000000	13.954516	39.55%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.610497	15.140132	3.63%	107	2006
	13.772007	14.610497	6.09%	0	2005
	13.256686	13.772007	3.89%	1,325	2004
	10.000000	13.256686	32.57%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.656569	18.920139	13.59%	9,654	2006
	15.601818	16.656569	6.76%	4,164	2005
	13.853695	15.601818	12.62%	4,145	2004
	10.000000	13.853695	38.54%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.078192	17.234567	14.30%	0	2006
	14.754015	15.078192	2.20%	0	2005
	13.577608	14.754015	8.66%	0	2004
	10.000000	13.577608	35.78%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.787053	19.847239	11.58%	0	2006
	17.072377	17.787053	4.19%	0	2005
	14.674992	17.072377	16.34%	0	2004
	10.000000	14.674992	46.75%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.004311	17.125135	14.13%	0	2006
	14.692774	15.004311	2.12%	0	2005
	13.358781	14.692774	9.99%	0	2004
	10.000000	13.358781	33.59%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.960264	19.452720	21.88%	0	2006
	14.442011	15.960264	10.51%	0	2005
	12.879046	14.442011	12.14%	0	2004
	10.000000	12.879046	28.79%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.348132	15.064825	22.00%	426	2006
	11.186668	12.348132	10.38%	296	2005
	10.000000	11.186668	11.87%	99	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.133943	13.078908	17.47%	0	2006
	10.000000	11.133943	11.34%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.922532	13.142149	-5.61%	1,240	2006
	13.973396	13.922532	-0.36%	549	2005
	12.932735	13.973396	8.05%	231	2004
	10.000000	12.932735	29.33%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.407286	17.833512	15.75%	7,197	2006
	15.038867	15.407286	2.45%	4,372	2005
	13.481870	15.038867	11.55%	489	2004
	10.000000	13.481870	34.82%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.280569	11.999967	6.38%	1,758	2006
	10.000000	11.280569	12.81%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.584599	10.505971	-0.74%	27,369	2006
	10.666402	10.584599	-0.77%	26,038	2005
	10.317953	10.666402	3.38%	10,152	2004
	10.000000	10.317953	3.18%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.029765	20.154878	11.79%	7,363	2006
	17.208156	18.029765	4.77%	1,858	2005
	14.450589	17.208156	19.08%	443	2004
	10.000000	14.450589	44.51%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.521814	16.346335	12.56%	1,715	2006
	14.231683	14.521814	2.04%	1,509	2005
	13.200110	14.231683	7.81%	780	2004
	10.000000	13.200110	32.00%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.097671	14.871448	13.54%	11,610	2006
	12.874963	13.097671	1.73%	8,270	2005
	12.574887	12.874963	2.39%	11,293	2004
	10.000000	12.574887	25.75%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.305702	15.481086	1.15%	0	2006
	14.840344	15.305702	3.14%	0	2005
	13.678782	14.840344	8.49%	0	2004
	10.000000	13.678782	36.79%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.471698	16.470703	13.81%	0	2006
	14.136221	14.471698	2.37%	0	2005
	13.213530	14.136221	6.98%	0	2004
	10.000000	13.213530	32.14%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.375795	15.131593	13.13%	0	2006
	13.461571	13.375795	-0.64%	0	2005
	12.863838	13.461571	4.65%	0	2004
	10.000000	12.863838	28.64%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.236138	2.36%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.131702	10.287329	1.54%	1,470	2006
	10.268223	10.131702	-1.33%	1,130	2005
	10.172250	10.268223	0.94%	1,222	2004
	10.000000	10.172250	1.72%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.256422	17.877300	17.18%	20,029	2006
	14.790610	15.256422	3.15%	12,938	2005
	13.609869	14.790610	8.68%	5,405	2004
	10.000000	13.609869	36.10%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.281288	14.870760	4.13%	10,138	2006
	13.854142	14.281288	3.08%	5,893	2005
	13.750936	13.854142	0.75%	4,436	2004
	10.000000	13.750936	37.51%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.872516	21.716874	15.07%	0	2006
	16.261101	18.872516	16.06%	0	2005
	14.688244	16.261101	10.71%	0	2004
	10.000000	14.688244	46.88%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.718704	14.640636	15.11%	23,830	2006
	10.962580	12.718704	16.02%	12,754	2005
	10.000000	10.962580	9.63%	14,335	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.017632	18.528130	8.88%	42,637	2006
	14.931325	17.017632	13.97%	25,126	2005
	13.270967	14.931325	12.51%	5,534	2004
	10.000000	13.270967	32.71%	867	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.367395	10.548602	1.75%	16,288	2006
	10.413473	10.367395	-0.44%	6,642	2005
	10.229990	10.413473	1.79%	4,503	2004
	10.000000	10.229990	2.30%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.990528	21.954539	9.82%	7,081	2006
	17.336262	19.990528	15.31%	3,049	2005
	14.234449	17.336262	21.79%	809	2004
	10.000000	14.234449	42.34%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.388802	20.843249	13.35%	90	2006
	18.374502	18.388802	0.08%	0	2005
	16.520633	18.374502	11.22%	0	2004
	10.000000	16.520633	65.21%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.307881	15.163091	13.94%	9,660	2006
	10.000000	13.307881	33.08%	989	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.630924	11.382194	7.07%	0	2006
	10.000000	10.630924	6.31%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.935802	11.935664	9.14%	0	2006
	10.000000	10.935802	9.36%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.142720	12.294282	10.33%	0	2006
	10.000000	11.142720	11.43%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.044680	10.45%	2,064	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.338212	16.408204	14.44%	32,199	2006
	14.188607	14.338212	1.05%	32,983	2005
	13.083537	14.188607	8.45%	20,480	2004
	10.000000	13.083537	30.84%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.373806	21.000927	14.30%	15,836	2006
	17.289265	18.373806	6.27%	6,028	2005
	14.300269	17.289265	20.90%	4,165	2004
	10.000000	14.300269	43.00%	496	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.608573	15.789451	25.23%	15,084	2006
	10.000000	12.608573	26.09%	1,227	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.034584	20.213295	18.66%	0	2006
	15.825148	17.034584	7.64%	0	2005
	13.665513	15.825148	15.80%	0	2004
	10.000000	13.665513	36.66%	859	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.318381	14.618971	18.68%	48,559	2006
	11.447566	12.318381	7.61%	33,586	2005
	10.000000	11.447566	14.48%	17,029	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.729853	10.727678	10.26%	1,988	2006
	10.000000	9.729853	-2.70%	799	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.742004	13.862880	8.80%	0	2006
	12.113119	12.742004	5.19%	0	2005
	11.448775	12.113119	5.80%	0	2004
	10.000000	11.448775	14.49%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.687863	16.725332	6.61%	2,563	2006
	14.264830	15.687863	9.98%	0	2005
	12.376674	14.264830	15.26%	0	2004
	10.000000	12.376674	23.77%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.064405	16.327351	8.38%	0	2006
	13.901030	15.064405	8.37%	0	2005
	12.112736	13.901030	14.76%	0	2004
	10.000000	12.112736	21.13%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.372724	30.693275	43.61%	0	2006
	16.578769	21.372724	28.92%	0	2005
	14.297256	16.578769	15.96%	0	2004
	10.000000	14.297256	42.97%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.603102	20.989939	43.74%	7,569	2006
	11.320948	14.603102	28.99%	0	2005
	10.000000	11.320948	13.21%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.750532	9.927203	1.81%	14,248	2006
	9.837446	9.750532	-0.88%	5,345	2005
	9.991187	9.837446	-1.54%	3,309	2004
	10.000000	9.991187	-0.09%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.590161	14.248328	4.84%	11,979	2006
	13.345092	13.590161	1.84%	10,447	2005
	12.533128	13.345092	6.48%	9,241	2004
	10.000000	12.533128	25.33%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.194031	17.889816	17.74%	9,431	2006
	14.606086	15.194031	4.03%	2,118	2005
	13.019620	14.606086	12.19%	157	2004
	10.000000	13.019620	30.20%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.793639	15.213377	2.84%	992	2006
	14.714497	14.793639	0.54%	982	2005
	13.461934	14.714497	9.30%	412	2004
	10.000000	13.461934	34.62%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.570562	13.835114	19.57%	24,097	2006
	10.000000	11.570562	15.71%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.669395	17.525334	11.84%	0	2006
	14.139029	15.669395	10.82%	0	2005
	12.472049	14.139029	13.37%	0	2004
	10.000000	12.472049	24.72%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.483661	12.447196	8.39%	437	2006
	10.000000	11.483661	14.84%	342	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.078903	15.640952	11.09%	18,666	2006
	13.484673	14.078903	4.41%	3,564	2005
	12.184056	13.484673	10.67%	1,001	2004
	10.000000	12.184056	21.84%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.395373	3.95%	21,097	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.377569	3.78%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.676121	6.76%	8,460	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.205698	2.06%	17,311	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.746458	13.774706	8.07%	180	2006
	12.742365	12.746458	0.03%	457	2005
	11.846198	12.742365	7.57%	599	2004
	10.000000	11.846198	18.46%	559	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.379470	11.216305	8.06%	3,345	2006
	10.000000	10.379470	3.79%	3,018	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	25.221251	33.591997	33.19%	0	2006
	19.506334	25.221251	29.30%	0	2005
	16.577470	19.506334	17.67%	0	2004
	10.000000	16.577470	65.77%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	15.115197	20.167432	33.42%	10,126	2006
	11.676345	15.115197	29.45%	389	2005
	10.000000	11.676345	16.76%	148	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.221749	21.766393	34.18%	0	2006
	15.635103	16.221749	3.75%	0	2005
	12.352000	15.635103	26.58%	0	2004
	10.000000	12.352000	23.52%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	15.899389	15.998343	0.62%	1,118	2006
	15.104108	15.899389	5.27%	0	2005
	13.660706	15.104108	10.57%	0	2004
	10.000000	13.660706	36.61%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.071913	21.820354	14.41%	7,122	2006
	18.991325	19.071913	0.42%	1,713	2005
	16.614418	18.991325	14.31%	1,666	2004
	10.000000	16.614418	66.14%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.496109	20.195647	9.19%	10,773	2006
	16.900974	18.496109	9.44%	5,170	2005
	14.563156	16.900974	16.05%	5,434	2004
	10.000000	14.563156	45.63%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.068893	21.200305	17.33%	0	2006
	16.692476	18.068893	8.25%	0	2005
	14.147762	16.692476	17.99%	0	2004
	10.000000	14.147762	41.48%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.275997	15.288797	0.08%	0	2006
	14.451367	15.275997	5.71%	0	2005
	13.751262	14.451367	5.09%	0	2004
	10.000000	13.751262	37.51%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.355653	10.362662	0.07%	4,618	2006
	9.792370	10.355653	5.75%	4,083	2005
	10.000000	9.792370	-2.08%	1,117	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	14.965969	16.183931	8.14%	0	2006
	15.436974	14.965969	-3.05%	0	2005
	15.187861	15.436974	1.64%	0	2004
	10.000000	15.187861	51.88%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.466439	11.371483	8.65%	0	2006
	10.795826	10.466439	-3.05%	0	2005
	10.000000	10.795826	7.96%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.172939	10.271709	0.97%	12,621	2006
	10.082699	10.172939	0.89%	3,085	2005
	9.994036	10.082699	0.89%	2,037	2004
	10.000000	9.994036	-0.06%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.012370	11.423014	3.73%	0	2006
	10.910111	11.012370	0.94%	0	2005
	10.670507	10.910111	2.25%	0	2004
	10.000000	10.670507	6.71%	0	2003*

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.165117	12.887234	5.94%	31,788	2006
	11.916137	12.165117	2.09%	26,865	2005
	11.381802	11.916137	4.69%	26,945	2004
	10.000000	11.381802	13.82%	1,133	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.375868	14.552819	8.80%	73,889	2006
	12.995346	13.375868	2.93%	30,935	2005
	12.143248	12.995346	7.02%	16,762	2004
	10.000000	12.143248	21.43%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.864940	16.635903	11.91%	68,774	2006
	14.208967	14.864940	4.62%	58,191	2005
	12.974386	14.208967	9.52%	33,983	2004
	10.000000	12.974386	29.74%	707	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.025349	18.299007	14.19%	37,801	2006
	15.196187	16.025349	5.46%	3,655	2005
	13.640553	15.196187	11.40%	3,655	2004
	10.000000	13.640553	36.41%	0	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.076266	16.151151	7.13%	13,012	2006
	14.078585	15.076266	7.09%	1,182	2005
	12.507326	14.078585	12.56%	870	2004
	10.000000	12.507326	25.07%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.725197	9.932596	2.13%	1,852	2006
	9.694844	9.725197	0.31%	3,671	2005
	9.843208	9.694844	-1.51%	9,917	2004
	10.000000	9.843208	-1.57%	0	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.731969	17.237641	-2.79%	3,331	2006
	16.247317	17.731969	9.14%	76	2005
	14.834866	16.247317	9.52%	68	2004
	10.000000	14.834866	48.35%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.794987	7.95%	3,750	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.526693	20.961096	19.60%	0	2006
	16.046770	17.526693	9.22%	0	2005
	13.687034	16.046770	17.24%	0	2004
	10.000000	13.687034	36.87%	0	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.464647	14.907610	19.60%	30,367	2006
	11.410668	12.464647	9.24%	16,477	2005
	10.000000	11.410668	14.11%	12,196	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.618761	18.917010	7.37%	13,913	2006
	16.085989	17.618761	9.53%	2,996	2005
	14.226488	16.085989	13.07%	462	2004
	10.000000	14.226488	42.26%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.602188	16.179237	10.80%	13,564	2006
	13.962018	14.602188	4.59%	1,167	2005
	13.046787	13.962018	7.01%	0	2004
	10.000000	13.046787	30.47%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.725424	17.755498	12.91%	36,809	2006
	15.482762	15.725424	1.57%	24,217	2005
	13.534669	15.482762	14.39%	14,486	2004
	10.000000	13.534669	35.35%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.269480	11.543724	2.43%	1,908	2006
	11.287951	11.269480	-0.16%	0	2005
	10.845052	11.287951	4.08%	0	2004
	10.000000	10.845052	8.45%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.467947	15.221927	5.21%	2,690	2006
	14.120916	14.467947	2.46%	2,256	2005
	13.556433	14.120916	4.16%	611	2004
	10.000000	13.556433	35.56%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.455643	22.310173	14.67%	0	2006
	17.457662	19.455643	11.44%	0	2005
	15.030884	17.457662	16.15%	0	2004
	10.000000	15.030884	50.31%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.775168	14.653968	14.71%	5,454	2006
	11.464515	12.775168	11.43%	3,431	2005
	10.000000	11.464515	14.65%	1,290	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.723332	13.578458	6.72%	1,206	2006
	12.766047	12.723332	-0.33%	815	2005
	12.017205	12.766047	6.23%	698	2004
	10.000000	12.017205	20.17%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.344443	16.083909	12.13%	17,418	2006
	13.884059	14.344443	3.32%	1,116	2005
	13.020103	13.884059	6.64%	0	2004
	10.000000	13.020103	30.20%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.730671	20.983612	12.03%	8,601	2006
	17.472746	18.730671	7.20%	36	2005
	15.005824	17.472746	16.44%	31	2004
	10.000000	15.005824	50.06%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.654420	15.464005	13.25%	0	2006
	13.280570	13.654420	2.82%	0	2005
	12.233767	13.280570	8.56%	0	2004
	10.000000	12.233767	22.34%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.682599	19.570440	24.79%	0	2006
	14.305748	15.682599	9.62%	0	2005
	12.601537	14.305748	13.52%	0	2004
	10.000000	12.601537	26.02%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.368215	12.741344	3.02%	0	2006
	11.976695	12.368215	3.27%	0	2005
	11.671236	11.976695	2.62%	0	2004
	10.000000	11.671236	16.71%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.141862	11.901856	6.82%	1,929	2006
	10.000000	11.141862	11.42%	1,929	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.474110	12.142333	15.93%	10,710	2006
	10.000000	10.474110	4.74%	3,029	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.972717	10.136214	1.64%	482	2006
	10.000000	9.972717	-0.27%	482	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.385759	10.508882	1.19%	13,289	2006
	10.227246	10.385759	1.55%	1,194	2005
	10.058336	10.227246	1.68%	0	2004
	10.000000	10.058336	0.58%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.708653	15.923891	8.26%	0	2006
	13.424716	14.708653	9.56%	0	2005
	12.482592	13.424716	7.55%	0	2004
	10.000000	12.482592	24.83%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.322889	27.336964	34.51%	4,836	2006
	17.815509	20.322889	14.07%	1,289	2005
	13.400778	17.815509	32.94%	417	2004
	10.000000	13.400778	34.01%	0	2003*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.543300	17.143399	10.29%	1,217	2006
	15.096803	15.543300	2.96%	1,291	2005
	13.948259	15.096803	8.23%	989	2004
	10.000000	13.948259	39.48%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.589032	15.110168	3.57%	1,556	2006
	13.758790	14.589032	6.03%	1,556	2005
	13.250739	13.758790	3.83%	446	2004
	10.000000	13.250739	32.51%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.632103	18.882706	13.53%	2,270	2006
	15.586844	16.632103	6.71%	2,329	2005
	13.847484	15.586844	12.56%	513	2004
	10.000000	13.847484	38.47%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.056052	17.200484	14.24%	178	2006
	14.739868	15.056052	2.15%	178	2005
	13.571529	14.739868	8.61%	178	2004
	10.000000	13.571529	35.72%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.760940	19.807979	11.53%	0	2006
	17.056004	17.760940	4.13%	0	2005
	14.668433	17.056004	16.28%	0	2004
	10.000000	14.668433	46.68%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.982286	17.091271	14.08%	0	2006
	14.678696	14.982286	2.07%	0	2005
	13.352802	14.678696	9.93%	0	2004
	10.000000	13.352802	33.53%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.936810	19.414235	21.82%	0	2006
	14.428146	15.936810	10.46%	0	2005
	12.873270	14.428146	12.08%	0	2004
	10.000000	12.873270	28.73%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.337676	15.044404	21.94%	0	2006
	11.182886	12.337676	10.33%	0	2005
	10.000000	11.182886	11.83%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.130171	13.067810	17.41%	3,837	2006
	10.000000	11.130171	11.30%	3,454	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.902087	13.116152	-5.65%	4,688	2006
	13.960000	13.902087	-0.41%	4,428	2005
	12.926950	13.960000	7.99%	442	2004
	10.000000	12.926950	29.27%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.384657	17.798235	15.69%	6,948	2006
	15.024439	15.384657	2.40%	5,878	2005
	13.475824	15.024439	11.49%	554	2004
	10.000000	13.475824	34.76%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.276749	11.989774	6.32%	610	2006
	10.000000	11.276749	12.77%	609	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.568371	10.484510	-0.79%	2,645	2006
	10.655487	10.568371	-0.82%	2,479	2005
	10.312673	10.655487	3.32%	0	2004
	10.000000	10.312673	3.13%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.003287	20.115008	11.73%	0	2006
	17.191656	18.003287	4.72%	0	2005
	14.444121	17.191656	19.02%	0	2004
	10.000000	14.444121	44.44%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.500481	16.313974	12.51%	4,607	2006
	14.218015	14.500481	1.99%	3,698	2005
	13.194190	14.218015	7.76%	1,916	2004
	10.000000	13.194190	31.94%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.078414	14.842000	13.48%	3,435	2006
	12.862598	13.078414	1.68%	2,454	2005
	12.569236	12.862598	2.33%	733	2004
	10.000000	12.569236	25.69%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.283224	15.450461	1.09%	0	2006
	14.826107	15.283224	3.08%	0	2005
	13.672660	14.826107	8.44%	0	2004
	10.000000	13.672660	36.73%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.450458	16.438132	13.76%	0	2006
	14.122675	14.450458	2.32%	0	2005
	13.207618	14.122675	6.93%	0	2004
	10.000000	13.207618	32.08%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.356142	15.101647	13.07%	0	2006
	13.448665	13.356142	-0.69%	0	2005
	12.858073	13.448665	4.59%	0	2004
	10.000000	12.858073	28.58%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.232664	2.33%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.116795	10.266953	1.48%	712	2006
	10.258337	10.116795	-1.38%	752	2005
	10.167671	10.258337	0.89%	293	2004
	10.000000	10.167671	1.68%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.234015	17.841935	17.12%	12,531	2006
	14.776419	15.234015	3.10%	12095	2005
	13.603772	14.776419	8.62%	771	2004
	10.000000	13.603772	36.04%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.260291	14.841311	4.07%	1,326	2006
	13.840838	14.260291	3.03%	1236	2005
	13.744768	13.840838	0.70%	360	2004
	10.000000	13.744768	37.45%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.844819	21.673946	15.01%	0	2006
	16.245524	18.844819	16.00%	0	2005
	14.681680	16.245524	10.65%	0	2004
	10.000000	14.681680	46.82%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.707924	14.620747	15.05%	0	2006
	10.958871	12.707924	15.96%	0	2005
	10.000000	10.958871	9.59%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.992620	18.491453	8.82%	29,382	2006
	14.916987	16.992620	13.91%	24,432	2005
	13.265016	14.916987	12.45%	1,817	2004
	10.000000	13.265016	32.65%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.352158	10.527722	1.70%	813,654	2006
	10.403467	10.352158	-0.49%	59399	2005
	10.225391	10.403467	1.74%	0	2004
	10.000000	10.225391	2.25%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.961162	21.911113	9.77%	11,669	2006
	17.319629	19.961162	15.25%	7062	2005
	14.228073	17.319629	21.73%	749	2004
	10.000000	14.228073	42.28%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.361767	20.801986	13.29%	2,663	2006
	18.356870	18.361767	0.03%	2,664	2005
	16.513232	18.356870	11.16%	1,779	2004
	10.000000	16.513232	65.13%	0	2003*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.303376	15.150214	13.88%	0	2006
	10.000000	13.303376	33.03%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.627320	11.372528	7.01%	47,055	2006
	10.000000	10.627320	6.27%	24,118	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.932085	11.925522	9.09%	62,266	2006
	10.000000	10.932085	9.32%	53,633	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.138935	12.283828	10.28%	38,846	2006
	10.000000	11.138935	11.39%	18,721	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.040930	10.41%	16,381	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.317130	16.375723	14.38%	22,641	2006
	14.174982	14.317130	1.00%	22,736	2005
	13.077676	14.174982	8.39%	4,317	2004
	10.000000	13.077676	30.78%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.346803	20.959357	14.24%	0	2006
	17.272672	18.346803	6.22%	0	2005
	14.293865	17.272672	20.84%	0	2004
	10.000000	14.293865	42.94%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.604311	15.776045	25.16%	0	2006
	10.000000	12.604311	26.04%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.009548	20.173294	18.60%	0	2006
	15.809963	17.009548	7.59%	0	2005
	13.659387	15.809963	15.74%	0	2004
	10.000000	13.659387	36.59%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.307923	14.599101	18.62%	256,299	2006
	11.443684	12.307923	7.55%	27866	2005
	10.000000	11.443684	14.44%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.726551	10.718562	10.20%	0	2006
	10.000000	9.726551	-2.73%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.723262	13.835421	8.74%	0	2006
	12.101488	12.723262	5.14%	0	2005
	11.443645	12.101488	5.75%	0	2004
	10.000000	11.443645	14.44%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.664813	16.692231	6.56%	0	2006
	14.251148	15.664813	9.92%	0	2005
	12.371130	14.251148	15.20%	0	2004
	10.000000	12.371130	23.71%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.043869	16.296764	8.33%	0	2006
	13.889169	15.043869	8.31%	0	2005
	12.108597	13.889169	14.71%	0	2004
	10.000000	12.108597	21.09%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.341330	30.632555	43.54%	0	2006
	16.562866	21.341330	28.85%	0	2005
	14.290852	16.562866	15.90%	0	2004
	10.000000	14.290852	42.91%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.590722	20.961436	43.66%	105,223	2006
	11.317119	14.590722	28.93%	0	2005
	10.000000	11.317119	13.17%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.736191	9.907529	1.76%	925,212	2006
	9.828001	9.736191	-0.93%	2999	2005
	9.986709	9.828001	-1.59%	0	2004
	10.000000	9.986709	-0.13%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.570197	14.220129	4.79%	1,139	2006
	13.332303	13.570197	1.78%	481	2005
	12.527515	13.332303	6.42%	389	2004
	10.000000	12.527515	25.28%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.171686	17.854393	17.68%	9,321	2006
	14.592051	15.171686	3.97%	10231	2005
	13.013769	14.592051	12.13%	0	2004
	10.000000	13.013769	30.14%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.771886	15.183234	2.78%	0	2006
	14.700363	14.771886	0.49%	0	2005
	13.455901	14.700363	9.25%	0	2004
	10.000000	13.455901	34.56%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.566642	13.823373	19.51%	541,026	2006
	10.000000	11.566642	15.67%	40,037	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.645407	17.489575	11.79%	284	2006
	14.124584	15.645407	10.77%	0	2005
	12.465689	14.124584	13.31%	0	2004
	10.000000	12.465689	24.66%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.479761	12.436620	8.34%	1,882	2006
	10.000000	11.479761	14.80%	1,938	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.059715	15.611658	11.04%	768,881	2006
	13.473176	14.059715	4.35%	60247	2005
	12.179899	13.473176	10.62%	0	2004
	10.000000	12.179899	21.80%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.391833	3.92%	70,822	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.374046	3.74%	33	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.672505	6.73%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.202232	2.02%	40,066	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.727746	13.747460	8.01%	0	2006
	12.730150	12.727746	-0.02%	0	2005
	11.840898	12.730150	7.51%	0	2004
	10.000000	11.840898	18.41%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.375946	11.206774	8.01%	0	2006
	10.000000	10.375946	3.76%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	25.184211	33.525551	33.12%	0	2006
	19.487625	25.184211	29.23%	0	2005
	16.570047	19.487625	17.61%	0	2004
	10.000000	16.570047	65.70%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	15.102390	20.140066	33.36%	0	2006
	11.672400	15.102390	29.39%	0	2005
	10.000000	11.672400	16.72%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.197889	21.723289	34.11%	0	2006
	15.620076	16.197889	3.70%	0	2005
	12.346440	15.620076	26.51%	0	2004
	10.000000	12.346440	23.46%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	15.876031	15.966679	0.57%	0	2006
	15.089610	15.876031	5.21%	0	2005
	13.654589	15.089610	10.51%	0	2004
	10.000000	13.654589	36.55%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.043904	21.777194	14.35%	0	2006
	18.973124	19.043904	0.37%	0	2005
	16.606993	18.973124	14.25%	0	2004
	10.000000	16.606993	66.07%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.468949	20.155684	9.13%	102,938	2006
	16.884771	18.468949	9.38%	8031	2005
	14.556637	16.884771	15.99%	0	2004
	10.000000	14.556637	45.57%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.042341	21.158351	17.27%	0	2006
	16.676459	18.042341	8.19%	0	2005
	14.141420	16.676459	17.93%	0	2004
	10.000000	14.141420	41.41%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.253552	15.258535	0.03%	0	2006
	14.437498	15.253552	5.65%	0	2005
	13.745097	14.437498	5.04%	0	2004
	10.000000	13.745097	37.45%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.346862	10.348575	0.02%	0	2006
	9.789044	10.346862	5.70%	0	2005
	10.000000	9.789044	-2.11%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	14.943985	16.151919	8.08%	0	2006
	15.422176	14.943985	-3.10%	0	2005
	15.181079	15.422176	1.59%	0	2004
	10.000000	15.181079	51.81%	0	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.457536	11.356025	8.59%	0	2006
	10.792166	10.457536	-3.10%	0	2005
	10.000000	10.792166	7.92%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.157990	10.251375	0.92%	837,095	2006
	10.073025	10.157990	0.84%	59918	2005
	9.989553	10.073025	0.84%	0	2004
	10.000000	9.989553	-0.10%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.996193	11.400425	3.68%	135,072	2006
	10.899641	10.996193	0.89%	68805	2005
	10.665718	10.899641	2.19%	0	2004
	10.000000	10.665718	6.66%	0	2003*

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.147263	12.861755	5.88%	234,619	2006
	11.904707	12.147263	2.04%	137,357	2005
	11.376700	11.904707	4.64%	8,178	2004
	10.000000	11.376700	13.77%	5,373	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.356251	14.524060	8.74%	4,850,817	2006
	12.982902	13.356251	2.88%	1,225,848	2005
	12.137820	12.982902	6.96%	93,537	2004
	10.000000	12.137820	21.38%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.843088	16.602976	11.86%	1,382,261	2006
	14.195319	14.843088	4.56%	1,011,964	2005
	12.968571	14.195319	9.46%	240,048	2004
	10.000000	12.968571	29.69%	45,317	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.001796	18.262793	14.13%	1,259,667	2006
	15.181595	16.001796	5.40%	1,154,492	2005
	13.634433	15.181595	11.35%	113,884	2004
	10.000000	13.634433	36.34%	3,544	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.055720	16.120912	7.07%	339,101	2006
	14.066564	15.055720	7.03%	31454	2005
	12.503049	14.066564	12.51%	0	2004
	10.000000	12.503049	25.03%	0	2003*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.710708	9.912735	2.08%	200,430	2006
	9.685343	9.710708	0.26%	55644	2005
	9.838596	9.685343	-1.56%	0	2004
	10.000000	9.838596	-1.61%	0	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.705921	17.203515	-2.84%	1,285	2006
	16.231738	17.705921	9.08%	1290	2005
	14.828223	16.231738	9.47%	0	2004
	10.000000	14.828223	48.28%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.791318	7.91%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.502808	20.921852	19.53%	0	2006
	16.033084	17.502808	9.17%	0	2005
	13.682356	16.033084	17.18%	0	2004
	10.000000	13.682356	36.82%	0	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.454076	14.887375	19.54%	305,648	2006
	11.406809	12.454076	9.18%	32542	2005
	10.000000	11.406809	14.07%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.592905	18.879598	7.31%	2,458	2006
	16.070571	17.592905	9.47%	2075	2005
	14.220117	16.070571	13.01%	0	2004
	10.000000	14.220117	42.20%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.580741	16.147227	10.74%	655,913	2006
	13.948628	14.580741	4.53%	53039	2005
	13.040944	13.948628	6.96%	887	2004
	10.000000	13.040944	30.41%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.702314	17.720355	12.85%	491,284	2006
	15.467889	15.702314	1.52%	63503	2005
	13.528592	15.467889	14.33%	0	2004
	10.000000	13.528592	35.29%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.252909	11.520873	2.38%	0	2006
	11.277114	11.252909	-0.21%	0	2005
	10.840190	11.277114	4.03%	0	2004
	10.000000	10.840190	8.40%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.446687	15.191793	5.16%	9,912	2006
	14.107365	14.446687	2.41%	8492	2005
	13.550362	14.107365	4.11%	795	2004
	10.000000	13.550362	35.50%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.427071	22.266032	14.61%	0	2006
	17.440917	19.427071	11.39%	0	2005
	15.024154	17.440917	16.09%	0	2004
	10.000000	15.024154	50.24%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.764329	14.634069	14.65%	0	2006
	11.460639	12.764329	11.38%	0	2005
	10.000000	11.460639	14.61%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.704625	13.551575	6.67%	0	2006
	12.753802	12.704625	-0.39%	0	2005
	12.011823	12.753802	6.18%	0	2004
	10.000000	12.011823	20.12%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.323371	16.052090	12.07%	679,480	2006
	13.870747	14.323371	3.26%	57819	2005
	13.014275	13.870747	6.58%	442	2004
	10.000000	13.014275	30.14%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.703144	20.942082	11.97%	107,275	2006
	17.455969	18.703144	7.14%	7992	2005
	14.999099	17.455969	16.38%	0	2004
	10.000000	14.999099	49.99%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.635814	15.435062	13.20%	0	2006
	13.269238	13.635814	2.76%	0	2005
	12.229585	13.269238	8.50%	0	2004
	10.000000	12.229585	22.30%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.661240	19.533822	24.73%	0	2006
	14.293545	15.661240	9.57%	0	2005
	12.597229	14.293545	13.47%	0	2004
	10.000000	12.597229	25.97%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.351340	12.717468	2.96%	88	2006
	11.966471	12.351340	3.22%	88	2005
	11.667245	11.966471	2.56%	0	2004
	10.000000	11.667245	16.67%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.138078	11.891744	6.77%	2,213	2006
	10.000000	11.138078	11.38%	2,214	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.470555	12.132011	15.87%	14,513	2006
	10.000000	10.470555	4.71%	14,480	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.969333	10.127605	1.59%	80	2006
	10.000000	9.969333	-0.31%	80	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.371604	10.489208	1.13%	638,663	2006
	10.218514	10.371604	1.50%	51181	2005
	10.054892	10.218514	1.63%	248	2004
	10.000000	10.054892	0.55%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.686104	15.891369	8.21%	0	2006
	13.410974	14.686104	9.51%	0	2005
	12.476204	13.410974	7.49%	0	2004
	10.000000	12.476204	24.76%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.291767	27.281193	34.44%	0	2006
	17.797302	20.291767	14.02%	0	2005
	13.393935	17.797302	32.88%	0	2004
	10.000000	13.393935	33.94%	0	2003*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.520438	17.109452	10.24%	78	2006
	15.082301	15.520438	2.90%	78	2005
	13.942000	15.082301	8.18%	78	2004
	10.000000	13.942000	39.42%	78	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.567589	15.080259	3.52%	0	2006
	13.745581	14.567589	5.98%	0	2005
	13.244803	13.745581	3.78%	0	2004
	10.000000	13.244803	32.45%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.607666	18.845330	13.47%	0	2006
	15.571898	16.607666	6.65%	0	2005
	13.841282	15.571898	12.50%	0	2004
	10.000000	13.841282	38.41%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.033932	17.166433	14.18%	0	2006
	14.725723	15.033932	2.09%	0	2005
	13.565446	14.725723	8.55%	0	2004
	10.000000	13.565446	35.65%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.734824	19.768756	11.47%	0	2006
	17.039629	17.734824	4.08%	0	2005
	14.661856	17.039629	16.22%	0	2004
	10.000000	14.661856	46.62%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.960263	17.057428	14.02%	0	2006
	14.664594	14.960263	2.02%	0	2005
	13.346817	14.664594	9.87%	0	2004
	10.000000	13.346817	33.47%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.913381	19.375798	21.76%	0	2006
	14.414294	15.913381	10.40%	0	2005
	12.867502	14.414294	12.02%	0	2004
	10.000000	12.867502	28.68%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.327195	15.023945	21.88%	0	2006
	11.179098	12.327195	10.27%	0	2005
	10.000000	11.179098	11.79%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.126388	13.056693	17.35%	0	2006
	10.000000	11.126388	11.26%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.881643	13.090168	-5.70%	0	2006
	13.946588	13.881643	-0.47%	0	2005
	12.921145	13.946588	7.94%	0	2004
	10.000000	12.921145	29.21%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.362035	17.762994	15.63%	0	2006
	15.010011	15.362035	2.35%	0	2005
	13.469780	15.010011	11.43%	0	2004
	10.000000	13.469780	34.70%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.272922	11.979585	6.27%	0	2006
	10.000000	11.272922	12.73%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.552161	10.463084	-0.84%	0	2006
	10.644579	10.552161	-0.87%	0	2005
	10.307393	10.644579	3.27%	0	2004
	10.000000	10.307393	3.07%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.976834	20.075193	11.67%	0	2006
	17.175156	17.976834	4.67%	0	2005
	14.437650	17.175156	18.96%	0	2004
	10.000000	14.437650	44.38%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.479184	16.281704	12.45%	4,803	2006
	14.204392	14.479184	1.93%	4,853	2005
	13.188293	14.204392	7.70%	4,737	2004
	10.000000	13.188293	31.88%	5,215	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.059200	14.812626	13.43%	0	2006
	12.850257	13.059200	1.63%	0	2005
	12.563613	12.850257	2.28%	0	2004
	10.000000	12.563613	25.64%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.260764	15.419875	1.04%	0	2006
	14.811886	15.260764	3.03%	0	2005
	13.666532	14.811886	8.38%	0	2004
	10.000000	13.666532	36.67%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.429205	16.405590	13.70%	0	2006
	14.109114	14.429205	2.27%	0	2005
	13.201695	14.109114	6.87%	0	2004
	10.000000	13.201695	32.02%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.336513	15.071744	13.01%	0	2006
	13.435747	13.336513	-0.74%	0	2005
	12.852316	13.435747	4.54%	0	2004
	10.000000	12.852316	28.52%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.229189	2.29%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.101910	10.246616	1.43%	0	2006
	10.248489	10.101910	-1.43%	0	2005
	10.163117	10.248489	0.84%	0	2004
	10.000000	10.163117	1.63%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.211627	17.806618	17.06%	0	2006
	14.762249	15.211627	3.04%	0	2005
	13.597681	14.762249	8.56%	0	2004
	10.000000	13.597681	35.98%	518	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.239339	14.811943	4.02%	0	2006
	13.827562	14.239339	2.98%	0	2005
	13.738615	13.827562	0.65%	0	2004
	10.000000	13.738615	37.39%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.817129	21.631057	14.95%	0	2006
	16.229931	18.817129	15.94%	0	2005
	14.675101	16.229931	10.60%	0	2004
	10.000000	14.675101	46.75%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.697142	14.600896	14.99%	0	2006
	10.955164	12.697142	15.90%	0	2005
	10.000000	10.955164	9.55%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.967663	18.454861	8.76%	4,251	2006
	14.902685	16.967663	13.86%	4,162	2005
	13.259079	14.902685	12.40%	4,530	2004
	10.000000	13.259079	32.59%	5,724	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.336916	10.506855	1.64%	0	2006
	10.393468	10.336916	-0.54%	0	2005
	10.220804	10.393468	1.69%	0	2004
	10.000000	10.220804	2.21%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.931837	21.867734	9.71%	0	2006
	17.303008	19.931837	15.19%	0	2005
	14.221699	17.303008	21.67%	0	2004
	10.000000	14.221699	42.22%	487	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.334807	20.760838	13.23%	0	2006
	18.339265	18.334807	-0.02%	0	2005
	16.505852	18.339265	11.11%	0	2004
	10.000000	16.505852	65.06%	0	2003*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.298875	15.137362	13.82%	0	2006
	10.000000	13.298875	32.99%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.623715	11.362864	6.96%	0	2006
	10.000000	10.623715	6.24%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.928377	11.915395	9.03%	0	2006
	10.000000	10.928377	9.28%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.135158	12.273396	10.22%	0	2006
	10.000000	11.135158	11.35%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.037182	10.37%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.296091	16.343309	14.32%	4,757	2006
	14.161382	14.296091	0.95%	4,931	2005
	13.071811	14.161382	8.34%	4,790	2004
	10.000000	13.071811	30.72%	5,590	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.319860	20.917891	14.18%	0	2006
	17.256120	18.319860	6.16%	0	2005
	14.287477	17.256120	20.78%	0	2004
	10.000000	14.287477	42.87%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.600033	15.762654	25.10%	0	2006
	10.000000	12.600033	26.00%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.984548	20.133364	18.54%	0	2006
	15.794791	16.984548	7.53%	0	2005
	13.653271	15.794791	15.69%	0	2004
	10.000000	13.653271	36.53%	341	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.297462	14.579250	18.55%	0	2006
	11.439805	12.297462	7.50%	0	2005
	10.000000	11.439805	14.40%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.723251	10.709452	10.14%	0	2006
	10.000000	9.723251	-2.77%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.704566	13.808038	8.69%	0	2006
	12.089875	12.704566	5.08%	0	2005
	11.438508	12.089875	5.69%	0	2004
	10.000000	11.438508	14.39%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.641781	16.659175	6.50%	0	2006
	14.237460	15.641781	9.86%	0	2005
	12.365582	14.237460	15.14%	0	2004
	10.000000	12.365582	23.66%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.023383	16.266270	8.27%	0	2006
	13.877326	15.023383	8.26%	0	2005
	12.104452	13.877326	14.65%	0	2004
	10.000000	12.104452	21.04%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.309989	30.571960	43.46%	0	2006
	16.546978	21.309989	28.78%	0	2005
	14.284449	16.546978	15.84%	0	2004
	10.000000	14.284449	42.84%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.578351	20.932993	43.59%	0	2006
	11.313287	14.578351	28.86%	0	2005
	10.000000	11.313287	13.13%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.721871	9.887928	1.71%	0	2006
	9.818562	9.721871	-0.98%	0	2005
	9.982221	9.818562	-1.64%	0	2004
	10.000000	9.982221	-0.18%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.550232	14.191951	4.74%	81	2006
	13.319487	13.550232	1.73%	81	2005
	12.521890	13.319487	6.37%	81	2004
	10.000000	12.521890	25.22%	81	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.149396	17.819068	17.62%	0	2006
	14.578054	15.149396	3.92%	0	2005
	13.007946	14.578054	12.07%	0	2004
	10.000000	13.007946	30.08%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.750184	15.153195	2.73%	0	2006
	14.686262	14.750184	0.44%	0	2005
	13.449871	14.686262	9.19%	0	2004
	10.000000	13.449871	34.50%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.562722	13.811630	19.45%	0	2006
	10.000000	11.562722	15.63%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.621448	17.453870	11.73%	0	2006
	14.110150	15.621448	10.71%	0	2005
	12.459319	14.110150	13.25%	0	2004
	10.000000	12.459319	24.59%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.475877	12.426054	8.28%	0	2006
	10.000000	11.475877	14.76%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.040548	15.582420	10.98%	0	2006
	13.461682	14.040548	4.30%	0	2005
	12.175732	13.461682	10.56%	0	2004
	10.000000	12.175732	21.76%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.388304	3.88%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.370531	3.71%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.668873	6.69%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.198772	1.99%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.709010	13.720218	7.96%	0	2006
	12.717918	12.709010	-0.07%	0	2005
	11.835577	12.717918	7.45%	0	2004
	10.000000	11.835577	18.36%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.372432	11.197258	7.95%	0	2006
	10.000000	10.372432	3.72%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	25.147238	33.459249	33.05%	0	2006
	19.468943	25.147238	29.17%	0	2005
	16.562641	19.468943	17.55%	0	2004
	10.000000	16.562641	65.63%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	15.089546	20.112666	33.29%	0	2006
	11.668428	15.089546	29.32%	0	2005
	10.000000	11.668428	16.68%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.174109	21.680339	34.04%	0	2006
	15.605106	16.174109	3.65%	0	2005
	12.340918	15.605106	26.45%	0	2004
	10.000000	12.340918	23.41%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	15.852707	15.935079	0.52%	0	2006
	15.075139	15.852707	5.16%	0	2005
	13.648474	15.075139	10.45%	0	2004
	10.000000	13.648474	36.48%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.015924	21.734096	14.29%	0	2006
	18.954921	19.015924	0.32%	0	2005
	16.599553	18.954921	14.19%	0	2004
	10.000000	16.599553	66.00%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.441819	20.115799	9.08%	0	2006
	16.868575	18.441819	9.33%	0	2005
	14.550118	16.868575	15.93%	0	2004
	10.000000	14.550118	45.50%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.015837	21.116481	17.21%	0	2006
	16.660460	18.015837	8.14%	0	2005
	14.135087	16.660460	17.87%	0	2004
	10.000000	14.135087	41.35%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.231151	15.228338	-0.02%	0	2006
	14.423660	15.231151	5.60%	0	2005
	13.738945	14.423660	4.98%	0	2004
	10.000000	13.738945	37.39%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.338073	10.334513	-0.03%	0	2006
	9.785730	10.338073	5.64%	0	2005
	10.000000	9.785730	-2.14%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	14.922037	16.119961	8.03%	0	2006
	15.407384	14.922037	-3.15%	0	2005
	15.174278	15.407384	1.54%	0	2004
	10.000000	15.174278	51.74%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.448665	11.340591	8.54%	0	2006
	10.788509	10.448665	-3.15%	0	2005
	10.000000	10.778509	7.89%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.143040	10.231074	0.87%	0	2006
	10.063343	10.143040	0.79%	0	2005
	9.985062	10.063343	0.78%	0	2004
	10.000000	9.985062	-0.15%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.980000	11.377827	3.62%	0	2006
	10.889154	10.980000	0.83%	0	2005
	10.660918	10.889154	2.14%	0	2004
	10.000000	10.660918	6.61%	0	2003*

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.129392	12.836281	5.83%	6,079	2006
	11.893276	12.129392	1.99%	5,854	2005
	11.371597	11.893276	4.59%	5,665	2004
	10.000000	11.371597	13.72%	6,003	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.336606	14.495297	8.69%	0	2006
	12.970434	13.336606	2.82%	0	2005
	12.132370	12.970434	6.91%	0	2004
	10.000000	12.132370	21.32%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.821279	16.570109	11.80%	4,723	2006
	14.181698	14.821279	4.51%	4,772	2005
	12.962759	14.181698	9.40%	4,764	2004
	10.000000	12.962759	29.63%	5,297	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.978276	18.226640	14.07%	0	2006
	15.167023	15.978276	5.35%	0	2005
	13.628322	15.167023	11.29%	0	2004
	10.000000	13.628322	36.28%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.035203	16.090713	7.02%	0	2006
	14.054565	15.035203	6.98%	0	2005
	12.498778	14.054565	12.45%	0	2004
	10.000000	12.498778	24.99%	0	2003*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.696233	9.892906	2.03%	0	2006
	9.675846	9.696233	0.21%	0	2005
	9.833986	9.675846	-1.61%	0	2004
	10.000000	9.833986	-1.66%	0	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.679909	17.169471	-2.89%	0	2006
	16.216169	17.679909	9.03%	0	2005
	14.821588	16.216169	9.41%	0	2004
	10.000000	14.821588	48.22%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.787646	7.88%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.478955	20.882678	19.47%	0	2006
	16.019415	17.478955	9.11%	0	2005
	13.677693	16.019415	17.12%	0	2004
	10.000000	13.677693	36.78%	0	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.443489	14.867113	19.48%	0	2006
	11.402939	12.443489	9.13%	0	2005
	10.000000	11.402939	14.03%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.567024	18.842211	7.26%	0	2006
	16.055123	17.567024	9.42%	0	2005
	14.213733	16.055123	12.96%	0	2004
	10.000000	14.213733	42.14%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.559299	16.115265	10.69%	0	2006
	13.935234	14.559299	4.48%	0	2005
	13.035102	13.935234	6.91%	0	2004
	10.000000	13.035102	30.35%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.679216	17.685246	12.79%	0	2006
	15.453033	15.679216	1.46%	0	2005
	13.522524	15.453033	14.28%	0	2004
	10.000000	13.522524	35.23%	694	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.236363	11.498052	2.33%	0	2006
	11.266279	11.236363	-0.27%	0	2005
	10.835323	11.266279	3.98%	0	2004
	10.000000	10.835323	8.35%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.425439	15.161714	5.10%	79	2006
	14.093816	14.425439	2.35%	79	2005
	13.544281	14.093816	4.06%	79	2004
	10.000000	13.544281	35.44%	592	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.398534	22.221980	14.55%	0	2006
	17.424186	19.398534	11.33%	0	2005
	15.017425	17.424186	16.03%	0	2004
	10.000000	15.017425	50.17%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.753485	14.614166	14.59%	0	2006
	11.456748	12.753485	11.32%	0	2005
	10.000000	11.456748	14.57%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.685960	13.524768	6.61%	0	2006
	12.741564	12.685960	-0.44%	0	2005
	12.006440	12.741564	6.12%	0	2004
	10.000000	12.006440	20.06%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.302317	16.020323	12.01%	0	2006
	13.857431	14.302317	3.21%	0	2005
	13.008434	13.857431	6.53%	0	2004
	10.000000	13.008434	30.08%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.675684	20.900654	11.91%	0	2006
	17.439231	18.675684	7.09%	0	2005
	14.992384	17.439231	16.32%	0	2004
	10.000000	14.992384	49.92%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.617198	15.406108	13.14%	0	2006
	13.257903	13.617198	2.71%	0	2005
	12.225398	13.257903	8.45%	0	2004
	10.000000	12.225398	22.25%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.639878	19.497223	24.66%	0	2006
	14.281341	15.639878	9.51%	0	2005
	12.592919	14.281341	13.41%	0	2004
	10.000000	12.592919	25.93%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.334505	12.693644	2.91%	0	2006
	11.956265	12.334505	3.16%	0	2005
	11.663262	11.956265	2.51%	0	2004
	10.000000	11.663262	16.63%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.134297	11.881632	6.71%	0	2006
	10.000000	11.134297	11.34%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.467009	12.121713	15.81%	0	2006
	10.000000	10.467009	4.67%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.965948	10.118996	1.54%	0	2006
	10.000000	9.965948	-0.34%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.357447	10.469540	1.08%	0	2006
	10.209786	10.357447	1.45%	0	2005
	10.051446	10.209786	1.58%	0	2004
	10.000000	10.051446	0.51%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.663608	15.858933	8.15%	0	2006
	13.397269	14.663608	9.45%	0	2005
	12.469819	13.397269	7.44%	0	2004
	10.000000	12.469819	24.70%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.260667	27.225477	34.38%	0	2006
	17.779089	20.260667	13.96%	0	2005
	13.387071	17.779089	32.81%	0	2004
	10.000000	13.387071	33.87%	0	2003*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.497633	17.075586	10.18%	3,707	2006
	15.067829	15.497633	2.85%	3,838	2005
	13.935761	15.067829	8.12%	2,443	2004
	10.000000	13.935761	39.36%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.546160	15.050381	3.47%	590	2006
	13.732369	14.546160	5.93%	590	2005
	13.238858	13.732369	3.73%	0	2004
	10.000000	13.238858	32.39%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.583219	18.807989	13.42%	7,588	2006
	15.556921	16.583219	6.60%	8,683	2005
	13.835078	15.556921	12.45%	750	2004
	10.000000	13.835078	38.35%	200	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.011819	17.132435	14.13%	0	2006
	14.711581	15.011819	2.04%	0	2005
	13.559370	14.711581	8.50%	0	2004
	10.000000	13.559370	35.59%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.708748	19.729605	11.41%	0	2006
	17.023266	17.708748	4.03%	0	2005
	14.655279	17.023266	16.16%	0	2004
	10.000000	14.655279	46.55%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.938245	17.023627	13.96%	0	2006
	14.650506	14.938245	1.96%	0	2005
	13.340824	14.650506	9.82%	265	2004
	10.000000	13.340824	33.41%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.889975	19.337412	21.70%	0	2006
	14.400445	15.889975	10.34%	0	2005
	12.861727	14.400445	11.96%	0	2004
	10.000000	12.861727	28.62%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.316730	15.003521	21.81%	312	2006
	11.175316	12.316730	10.21%	312	2005
	10.000000	11.175316	11.75%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.122619	13.045604	17.29%	0	2006
	10.000000	11.122619	11.23%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.861230	13.064242	-5.75%	797	2006
	13.933195	13.861230	-0.52%	869	2005
	12.915353	13.933195	7.88%	2,124	2004
	10.000000	12.915353	29.15%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.339459	17.727829	15.57%	1,358	2006
	14.995617	15.339459	2.29%	1,778	2005
	13.463753	14.995617	11.38%	2,222	2004
	10.000000	13.463753	34.64%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.269108	11.969405	6.21%	0	2006
	10.000000	11.269108	12.69%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.535966	10.441688	-0.89%	10,297	2006
	10.633674	10.535966	-0.92%	689	2005
	10.302113	10.633674	3.22%	0	2004
	10.000000	10.302113	3.02%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.950420	20.035455	11.62%	120	2006
	17.158677	17.950420	4.61%	120	2005
	14.431180	17.158677	18.90%	0	2004
	10.000000	14.431180	44.31%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.457861	16.249423	12.39%	3,508	2006
	14.190724	14.457861	1.88%	3,059	2005
	13.182365	14.190724	7.65%	641	2004
	10.000000	13.182365	31.82%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.039977	14.783274	13.37%	1,177	2006
	12.837908	13.039977	1.57%	1,177	2005
	12.557974	12.837908	2.23%	1,317	2004
	10.000000	12.557974	25.58%	290	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.238321	15.389337	0.99%	0	2006
	14.797652	15.238321	2.98%	0	2005
	13.660398	14.797652	8.33%	0	2004
	10.000000	13.660398	36.60%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.408005	16.373113	13.64%	0	2006
	14.095572	14.408005	2.22%	0	2005
	13.195779	14.095572	6.82%	0	2004
	10.000000	13.195779	31.96%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.316875	15.041862	12.95%	0	2006
	13.422830	13.316875	-0.79%	0	2005
	12.846538	13.422830	4.49%	214	2004
	10.000000	12.846538	28.47%	215	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.225710	2.26%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.087058	10.226332	1.38%	0	2006
	10.238648	10.087058	-1.48%	0	2005
	10.158553	10.238648	0.79%	0	2004
	10.000000	10.158553	1.59%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.189265	17.771362	17.00%	7,580	2006
	14.748070	15.189265	2.99%	7,583	2005
	13.591582	14.748070	8.51%	3,949	2004
	10.000000	13.591582	35.92%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.218384	14.782584	3.97%	3,723	2006
	13.814271	14.218384	2.93%	3,723	2005
	13.732447	13.814271	0.60%	2,879	2004
	10.000000	13.732447	37.32%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.789457	21.588201	14.90%	0	2006
	16.214347	18.789457	15.88%	0	2005
	14.668519	16.214347	10.54%	0	2004
	10.000000	14.668519	46.69%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.686350	14.581028	14.93%	0	2006
	10.951443	12.686350	15.84%	0	2005
	10.000000	10.951443	9.51%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.942716	18.418323	8.71%	16,364	2006
	14.888369	16.942716	13.80%	16,325	2005
	13.253125	14.888369	12.34%	9,045	2004
	10.000000	13.253125	32.53%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.321705	10.486033	1.59%	1,228	2006
	10.383480	10.321705	-0.59%	449	2005
	10.216209	10.383480	1.64%	449	2004
	10.000000	10.216209	2.16%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.902525	21.824423	9.66%	16,829	2006
	17.286403	19.902525	15.13%	17,259	2005
	14.215317	17.286403	21.60%	5,227	2004
	10.000000	14.215317	42.15%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.307851	20.719740	13.17%	580	2006
	18.321666	18.307851	-0.08%	580	2005
	16.498459	18.321666	11.05%	339	2004
	10.000000	16.498459	64.98%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.294360	15.124483	13.77%	0	2006
	10.000000	13.294360	32.94%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.620105	11.353202	6.90%	0	2006
	10.000000	10.620105	6.20%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.924667	11.905261	8.98%	533	2006
	10.000000	10.924667	9.25%	533	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.131386	12.262972	10.17%	5,007	2006
	10.000000	11.131386	11.31%	5,007	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.033444	10.33%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.275060	16.310931	14.26%	13,430	2006
	14.147775	14.275060	0.90%	13,957	2005
	13.065946	14.147775	8.28%	7,643	2004
	10.000000	13.065946	30.66%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.292933	20.876474	14.12%	199	2006
	17.239551	18.292933	6.11%	199	2005
	14.281063	17.239551	20.72%	0	2004
	10.000000	14.281063	42.81%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.595749	15.749248	25.04%	0	2006
	10.000000	12.595749	25.96%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.959584	20.093511	18.48%	0	2006
	15.779632	16.959584	7.48%	0	2005
	13.647154	15.779632	15.63%	0	2004
	10.000000	13.647154	36.47%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.287035	14.559452	18.49%	1,291	2006
	11.435943	12.287035	7.44%	566	2005
	10.000000	11.435943	14.36%	382	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.719950	10.700355	10.09%	0	2006
	10.000000	9.719950	-2.80%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.685875	13.780678	8.63%	0	2006
	12.078253	12.685875	5.03%	0	2005
	11.433374	12.078253	5.64%	0	2004
	10.000000	11.433374	14.33%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.618794	16.626188	6.45%	573	2006
	14.223799	15.618794	9.81%	573	2005
	12.360038	14.223799	15.08%	573	2004
	10.000000	12.360038	23.60%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.002874	16.235758	8.22%	0	2006
	13.865464	15.002874	8.20%	0	2005
	12.100319	13.865464	14.59%	0	2004
	10.000000	12.100319	21.00%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.278655	30.511422	43.39%	0	2006
	16.531078	21.278655	28.72%	0	2005
	14.278047	16.531078	15.78%	0	2004
	10.000000	14.278047	42.78%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.565974	20.904521	43.52%	181	2006
	11.309454	14.565974	28.79%	0	2005
	10.000000	11.309454	13.09%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.707576	9.868330	1.66%	496	2006
	9.809131	9.707576	-1.04%	0	2005
	9.977746	9.809131	-1.69%	0	2004
	10.000000	9.977746	-0.22%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.530321	14.163861	4.68%	706	2006
	13.306701	13.530321	1.68%	706	2005
	12.516282	13.306701	6.32%	0	2004
	10.000000	12.516282	25.16%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.127122	17.783782	17.56%	1,060	2006
	14.564059	15.127122	3.87%	1,194	2005
	13.002118	14.564059	12.01%	1,289	2004
	10.000000	13.002118	30.02%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.728489	15.123174	2.68%	0	2006
	14.672165	14.728489	0.38%	0	2005
	13.443839	14.672165	9.14%	0	2004
	10.000000	13.443839	34.44%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.558796	13.799886	19.39%	1,436	2006
	10.000000	11.558796	15.59%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.597465	17.418177	11.67%	401	2006
	14.095694	15.597465	10.65%	482	2005
	12.452940	14.095694	13.19%	575	2004
	10.000000	12.452940	24.53%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.471979	12.415487	8.22%	3,714	2006
	10.000000	11.471979	14.72%	2,677	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.021406	15.553233	10.92%	2,557	2006
	13.450191	14.021406	4.25%	249	2005
	12.171575	13.450191	10.50%	1,499	2004
	10.000000	12.171575	21.72%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.384782	3.85%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.367005	3.67%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.665256	6.65%	2,179	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.195307	1.95%	340	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.690302	13.693028	7.90%	0	2006
	12.705685	12.690302	-0.12%	0	2005
	11.830259	12.705685	7.40%	0	2004
	10.000000	11.830259	18.30%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.368901	11.187725	7.90%	0	2006
	10.000000	10.368901	3.69%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	25.110278	33.393003	32.99%	0	2006
	19.450243	25.110278	29.10%	0	2005
	16.555214	19.450243	17.49%	0	2004
	10.000000	16.555214	65.55%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	15.076760	20.085355	33.22%	0	2006
	11.664488	15.076760	29.25%	0	2005
	10.000000	11.664488	16.64%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.150306	21.637387	33.98%	0	2006
	15.590106	16.150306	3.59%	0	2005
	12.335371	15.590106	26.39%	0	2004
	10.000000	12.335371	23.35%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	15.829399	15.903523	0.47%	148	2006
	15.060659	15.829399	5.10%	0	2005
	13.642354	15.060659	10.40%	0	2004
	10.000000	13.642354	36.42%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	18.987931	21.691010	14.24%	39	2006
	18.936699	18.987931	0.27%	39	2005
	16.592095	18.936699	14.13%	0	2004
	10.000000	16.592095	65.92%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.414714	20.075975	9.02%	176	2006
	16.852384	18.414714	9.27%	0	2005
	14.543597	16.852384	15.87%	0	2004
	10.000000	14.543597	45.44%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	17.989353	21.074672	17.15%	0	2006
	16.644462	17.989353	8.08%	0	2005
	14.128751	16.644462	17.81%	0	2004
	10.000000	14.128751	41.29%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.208734	15.198159	-0.07%	0	2006
	14.409793	15.208734	5.54%	0	2005
	13.732779	14.409793	4.93%	0	2004
	10.000000	13.732779	37.33%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.329304	10.320462	-0.09%	0	2006
	9.782422	10.329304	5.59%	0	2005
	10.000000	9.782422	-2.18%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	14.900100	16.088024	7.97%	0	2006
	15.392596	14.900100	-3.20%	0	2005
	15.167483	15.392596	1.48%	0	2004
	10.000000	15.167483	51.67%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.439790	11.325162	8.48%	0	2006
	10.784858	10.439790	-3.20%	0	2005
	10.000000	10.784858	7.85%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.128125	10.210801	0.82%	1,902	2006
	10.053669	10.128125	0.74%	1,252	2005
	9.980581	10.053669	0.73%	1,305	2004
	10.000000	9.980581	-0.19%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.963864	11.355298	3.57%	46,295	2006
	10.878703	10.963864	0.78%	48,781	2005
	10.656145	10.878703	2.09%	25,133	2004
	10.000000	10.656145	6.56%	0	2003*

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.111554	12.810853	5.77%	11,763	2006
	11.881848	12.111554	1.93%	16,128	2005
	11.366500	11.881848	4.53%	7,999	2004
	10.000000	11.366500	13.67%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.316989	14.466587	8.63%	254,427	2006
	12.957978	13.316989	2.77%	294,680	2005
	12.126932	12.957978	6.85%	125,483	2004
	10.000000	12.126932	21.27%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.799488	16.537302	11.74%	300,571	2006
	14.168087	14.799488	4.46%	308,858	2005
	12.956946	14.168087	9.35%	177,371	2004
	10.000000	12.956946	29.57%	15,275	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.954789	18.190547	14.01%	362,870	2006
	15.152466	15.954789	5.29%	376,490	2005
	13.622215	15.152466	11.23%	280,025	2004
	10.000000	13.622215	36.22%	4,470	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.014674	16.060548	6.97%	1,289	2006
	14.042557	15.014674	6.92%	651	2005
	12.494500	14.042557	12.39%	178	2004
	10.000000	12.494500	24.95%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.681775	9.873106	1.98%	41,213	2006
	9.666356	9.681775	0.16%	4,198	2005
	9.829376	9.666356	-1.66%	0	2004
	10.000000	9.829376	-1.71%	0	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.653897	17.135443	-2.94%	2,146	2006
	16.200588	17.653897	8.97%	2,608	2005
	14.814942	16.200588	9.35%	0	2004
	10.000000	14.814942	48.15%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.783989	7.84%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.455106	20.843538	19.41%	0	2006
	16.005733	17.455106	9.06%	0	2005
	13.673012	16.005733	17.06%	0	2004
	10.000000	13.673012	36.73%	0	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.432919	14.846906	19.42%	1,005	2006
	11.399085	12.432919	9.07%	303	2005
	10.000000	11.399085	13.99%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.541202	18.804895	7.20%	126	2006
	16.039710	17.541202	9.36%	126	2005
	14.207354	16.039710	12.90%	0	2004
	10.000000	14.207354	42.07%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.537894	16.083340	10.63%	1,185	2006
	13.921850	14.537894	4.43%	0	2005
	13.029251	13.921850	6.85%	0	2004
	10.000000	13.029251	30.29%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.656179	17.650248	12.74%	13,838	2006
	15.438204	15.656179	1.41%	6,831	2005
	13.516468	15.438204	14.22%	1,380	2004
	10.000000	13.516468	35.16%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.219811	11.475254	2.28%	0	2006
	11.255447	11.219811	-0.32%	0	2005
	10.830451	11.255447	3.92%	0	2004
	10.000000	10.830451	8.30%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.404240	15.131697	5.05%	1,166	2006
	14.080295	14.404240	2.30%	1,166	2005
	13.538203	14.080295	4.00%	0	2004
	10.000000	13.538203	35.38%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.370009	22.177973	14.50%	0	2006
	17.407459	19.370009	11.27%	0	2005
	15.010694	17.407459	15.97%	0	2004
	10.000000	15.010694	50.11%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.742651	14.594300	14.53%	529	2006
	11.452862	12.742651	11.26%	0	2005
	10.000000	11.452862	14.53%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.667295	13.497972	6.56%	0	2006
	12.729317	12.667295	-0.49%	0	2005
	12.001048	12.729317	6.07%	0	2004
	10.000000	12.001048	20.01%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.281290	15.988600	11.95%	6,297	2006
	13.844123	14.281290	3.16%	5,057	2005
	13.002597	13.844123	6.47%	229	2004
	10.000000	13.002597	30.03%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.648225	20.859269	11.86%	254	2006
	17.422486	18.648225	7.04%	0	2005
	14.985665	17.422486	16.26%	0	2004
	10.000000	14.985665	49.86%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.598634	15.377247	13.08%	585	2006
	13.246585	13.598634	2.66%	585	2005
	12.221224	13.246585	8.39%	435	2004
	10.000000	12.221224	22.21%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.618561	19.460698	24.60%	0	2006
	14.269156	15.618561	9.46%	0	2005
	12.588612	14.269156	13.35%	0	2004
	10.000000	12.588612	25.89%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.317677	12.669848	2.86%	0	2006
	11.946053	12.317677	3.11%	0	2005
	11.659268	11.946053	2.46%	0	2004
	10.000000	11.659268	16.59%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.130518	11.871543	6.66%	8,919	2006
	10.000000	11.130518	11.31%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.463452	12.111410	15.75%	0	2006
	10.000000	10.463452	4.63%	482	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.962563	10.110392	1.48%	0	2006
	10.000000	9.962563	-0.37%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.343311	10.449907	1.03%	3,632	2006
	10.201060	10.343311	1.39%	5,239	2005
	10.047999	10.201060	1.52%	5,232	2004
	10.000000	10.047999	0.48%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.641085	15.826474	8.10%	0	2006
	13.383536	14.641085	9.40%	0	2005
	12.463435	13.383536	7.38%	0	2004
	10.000000	12.463435	24.63%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.229599	27.169879	34.31%	130	2006
	17.760907	20.229599	13.90%	130	2005
	13.380232	17.760907	32.74%	101	2004
	10.000000	13.380232	33.80%	0	2003*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.474834	17.041748	10.13%	556	2006
	15.053357	15.474834	2.80%	714	2005
	13.929513	15.053357	8.07%	731	2004
	10.000000	13.929513	39.30%	623	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.524742	15.020530	3.41%	0	2006
	13.719169	14.524742	5.87%	0	2005
	12.232915	13.719169	3.67%	0	2004
	10.000000	13.232915	32.33%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.558844	18.770739	13.36%	959	2006
	15.541991	16.558844	6.54%	959	2005
	13.828873	15.541991	12.39%	959	2004
	10.000000	13.828873	38.29%	959	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.989726	17.098488	14.07%	0	2006
	14.697438	14.989726	1.99%	0	2005
	13.553279	14.697438	8.44%	0	2004
	10.000000	13.553279	35.53%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.682705	19.690530	11.35%	0	2006
	17.006918	17.682705	3.97%	0	2005
	14.648712	17.006918	16.10%	0	2004
	10.000000	14.648712	46.49%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.916281	16.989915	13.90%	497	2006
	14.636444	14.916281	1.91%	497	2005
	13.334847	14.636444	9.76%	497	2004
	10.000000	13.334847	33.35%	497	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.866603	19.299100	21.63%	0	2006
	14.386628	15.866603	10.29%	0	2005
	12.855962	14.386628	11.91%	0	2004
	10.000000	12.855962	28.56%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.306270	14.983115	21.75%	0	2006
	11.171528	12.306270	10.16%	0	2005
	10.000000	11.171528	11.72%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.118840	13.034513	17.23%	0	2006
	10.000000	11.118840	11.19%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.840836	13.038351	-5.80%	0	2006
	13.919802	13.840836	-0.57%	0	2005
	12.909560	13.919802	7.83%	0	2004
	10.000000	12.909560	29.10%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.316888	17.692698	15.51%	76	2006
	14.981210	15.316888	2.24%	88	2005
	13.457714	14.981210	11.32%	105	2004
	10.000000	13.457714	34.58%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.265285	11.959238	6.16%	0	2006
	10.000000	11.265285	12.65%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.519787	10.420323	-0.95%	0	2006
	10.622776	10.519787	-0.97%	0	2005
	10.296831	10.622776	3.17%	0	2004
	10.000000	10.296831	2.97%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.924022	19.995764	11.56%	391	2006
	17.142195	17.924022	4.56%	406	2005
	14.424717	17.142195	18.84%	138	2004
	10.000000	14.424717	44.25%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.436596	16.217239	12.33%	0	2006
	14.177097	14.436596	1.83%	0	2005
	13.176457	14.177097	7.59%	0	2004
	10.000000	13.176457	31.76%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.020813	14.754004	13.31%	4,790	2006
	12.825585	13.020813	1.52%	0	2005
	12.552348	12.825585	2.18%	0	2004
	10.000000	12.552348	25.52%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.215910	15.358843	0.94%	0	2006
	14.783442	15.215910	2.93%	0	2005
	13.654276	14.783442	8.27%	0	2004
	10.000000	13.654276	36.54%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.386794	16.340654	13.58%	0	2006
	14.082027	14.386794	2.16%	0	2005
	13.189856	14.082027	6.76%	0	2004
	10.000000	13.189856	31.90%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.297306	15.012094	12.90%	0	2006
	13.409955	13.297306	-0.84%	0	2005
	12.840790	13.409955	4.43%	0	2004
	10.000000	12.840790	28.41%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.222237	2.22%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.072213	10.206056	1.33%	0	2006
	10.228802	10.072213	-1.53%	0	2005
	10.153985	10.228802	0.74%	0	2004
	10.000000	10.153985	1.54%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.166922	17.736161	16.94%	492	2006
	14.733905	15.166922	2.94%	492	2005
	13.585494	14.733905	8.45%	492	2004
	10.000000	13.585494	35.85%	492	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.197474	14.753298	3.91%	1,394	2006
	13.801005	14.197474	2.87%	1,394	2005
	13.726297	13.801005	0.54%	1,394	2004
	10.000000	13.726297	37.26%	1,394	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.761820	21.545435	14.84%	0	2006
	16.198775	18.761820	15.82%	0	2005
	14.661946	16.198775	10.48%	0	2004
	10.000000	14.661946	46.62%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.675573	14.561194	14.88%	0	2006
	10.947737	12.675573	15.78%	605	2005
	10.000000	10.947737	9.48%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.917788	18.381823	8.65%	410	2006
	14.874067	16.917788	13.74%	861	2005
	13.247182	14.874067	12.28%	111	2004
	10.000000	13.247182	32.47%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.306501	10.465245	1.54%	373	2006
	10.373487	10.306501	-0.65%	0	2005
	10.211618	10.373487	1.59%	0	2004
	10.000000	10.211618	2.12%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.873286	21.781223	9.60%	1,062	2006
	17.269816	19.873286	15.08%	1,457	2005
	14.208951	17.269816	21.54%	1,100	2004
	10.000000	14.208951	42.09%	961	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.280910	20.678665	13.12%	886	2006
	18.304064	18.280910	-0.13%	901	2005
	16.491056	18.304064	10.99%	922	2004
	10.000000	16.491056	64.91%	790	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.289851	15.111623	13.71%	0	2006
	10.000000	13.289851	32.90%	566	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.616498	11.343550	6.85%	0	2006
	10.000000	10.616498	6.16%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.920956	11.895134	8.92%	0	2006
	10.000000	10.920956	9.21%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.127603	12.252531	10.11%	0	2006
	10.000000	11.127603	11.28%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.029684	10.30%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.254069	16.278629	14.20%	1,250	2006
	14.134191	14.254069	0.85%	1,088	2005
	13.060104	14.134191	8.22%	1,106	2004
	10.000000	13.060104	30.60%	996	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.266013	20.835094	14.06%	98	2006
	17.222986	18.266013	6.06%	114	2005
	14.274655	17.222986	20.65%	135	2004
	10.000000	14.274655	42.75%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.591480	15.735858	24.97%	6,546	2006
	10.000000	12.591480	25.91%	604	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.934621	20.053671	18.42%	0	2006
	15.764456	16.934621	7.42%	0	2005
	13.641016	15.764456	15.57%	0	2004
	10.000000	13.641016	36.41%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.276589	14.539644	18.43%	348	2006
	11.432056	12.276589	7.39%	599	2005
	10.000000	11.432056	14.32%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.716638	10.691232	10.03%	0	2006
	10.000000	9.716638	-2.83%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.667219	13.753386	8.57%	0	2006
	12.066649	12.667219	4.98%	0	2005
	11.428244	12.066649	5.59%	0	2004
	10.000000	11.428244	14.28%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.595793	16.593217	6.40%	0	2006
	14.210111	15.595793	9.75%	0	2005
	12.354479	14.210111	15.02%	0	2004
	10.000000	12.354479	23.54%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.982396	16.205319	8.16%	0	2006
	13.853630	14.982396	8.15%	0	2005
	12.096180	13.853630	14.53%	0	2004
	10.000000	12.096180	20.96%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.247375	30.451018	43.32%	0	2006
	16.515213	21.247375	28.65%	0	2005
	14.271648	16.515213	15.72%	0	2004
	10.000000	14.271648	42.72%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.553604	20.876114	43.44%	311	2006
	11.305622	14.553604	28.73%	0	2005
	10.000000	11.305622	13.06%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.693283	9.848778	1.60%	238	2006
	9.799698	9.693283	-1.09%	0	2005
	9.973263	9.799698	-1.74%	0	2004
	10.000000	9.973263	-0.27%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.510394	14.135769	4.63%	496	2006
	13.293905	13.510394	1.63%	646	2005
	12.510661	13.293905	6.26%	646	2004
	10.000000	12.510661	25.11%	646	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.104860	17.748528	17.50%	0	2006
	14.550067	15.104860	0.038129928	0	2005
	12.996280	14.550067	11.96%	0	2004
	10.000000	12.996280	29.96%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.706822	15.093196	2.63%	109	2006
	14.658058	14.706822	0.33%	126	2005
	13.437805	14.658058	9.08%	150	2004
	10.000000	13.437805	34.38%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.554870	13.788165	19.33%	687	2006
	10.000000	11.554870	15.55%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.573531	17.382550	11.62%	515	2006
	14.081263	15.573531	10.60%	515	2005
	12.446564	14.081263	13.13%	515	2004
	10.000000	12.446564	24.47%	515	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.468083	12.404926	8.17%	0	2006
	10.000000	11.468083	14.68%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.002252	15.524055	10.87%	696	2006
	13.438688	14.002252	4.19%	0	2005
	12.167407	13.438688	10.45%	0	2004
	10.000000	12.167407	21.67%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.381253	3.81%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.363484	3.63%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.661625	6.62%	6,716	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.191841	1.92%	163	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.671637	13.665903	7.85%	0	2006
	12.693490	12.671637	-0.17%	0	2005
	11.824955	12.693490	7.34%	0	2004
	10.000000	11.824955	18.25%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.365378	11.178219	7.84%	0	2006
	10.000000	10.365378	3.65%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	25.073374	33.326894	32.92%	0	2006
	19.431581	25.073374	29.03%	0	2005
	16.547807	19.431581	17.43%	0	2004
	10.000000	16.547807	65.48%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	15.063949	20.058040	33.15%	5,583	2006
	11.660535	15.063949	29.19%	507	2005
	10.000000	11.660535	16.61%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.126549	21.594511	33.91%	0	2006
	15.575130	16.126549	3.54%	0	2005
	12.329837	15.575130	26.32%	0	2004
	10.000000	12.329837	23.30%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	15.806129	15.872015	0.42%	120	2006
	15.046204	15.806129	5.05%	605	2005
	13.636241	15.046204	10.34%	165	2004
	10.000000	13.636241	36.36%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	18.960047	21.648088	14.18%	25	2006
	18.918543	18.960047	0.22%	29	2005
	16.584685	18.918543	14.07%	34	2004
	10.000000	16.584685	65.85%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.387630	20.036196	8.97%	159	2006
	16.836188	18.387630	9.21%	87	2005
	14.537072	16.836188	15.82%	103	2004
	10.000000	14.537072	45.37%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	17.962887	21.032915	17.09%	0	2006
	16.628477	17.962887	8.02%	0	2005
	14.122409	16.628477	17.75%	0	2004
	10.000000	14.122409	41.22%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.186370	15.168048	-0.12%	0	2006
	14.395965	15.186370	5.49%	0	2005
	13.726626	14.395965	4.88%	0	2004
	10.000000	13.726626	37.27%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.320503	10.306395	-0.14%	167	2006
	9.779094	10.320503	5.54%	167	2005
	10.000000	9.779094	-2.21%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	14.878177	16.056147	7.92%	0	2006
	15.377810	14.878177	-3.25%	0	2005
	15.160681	15.377810	1.43%	0	2004
	10.000000	15.160681	51.61%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.430918	11.309771	8.43%	0	2006
	10.781201	10.430918	-3.25%	701	2005
	10.000000	10.781201	7.81%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.113215	10.190562	0.76%	382	2006
	10.044005	10.113215	0.69%	0	2005
	9.976093	10.044005	0.68%	0	2004
	10.000000	9.976093	-0.24%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.947718	11.332780	3.52%	0	2006
	10.868245	10.947718	0.73%	0	2005
	10.651358	10.868245	2.04%	0	2004
	10.000000	10.651358	6.51%	0	2003*

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.093727	12.785464	5.72%	0	2006
	11.870421	12.093727	1.88%	0	2005
	11.361390	11.870421	4.48%	0	2004
	10.000000	11.361390	13.61%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.297396	14.437916	8.58%	13,406	2006
	12.945518	13.297396	2.72%	12,489	2005
	12.121480	12.945518	6.80%	11,394	2004
	10.000000	12.121480	21.21%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.777716	16.504527	11.69%	22,431	2006
	14.154468	14.777716	4.40%	21,610	2005
	12.951129	14.154468	9.29%	13,249	2004
	10.000000	12.951129	29.51%	0	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.931321	18.154523	13.95%	487	2006
	15.137915	15.931321	5.24%	487	2005
	13.616107	15.137915	11.18%	487	2004
	10.000000	13.616107	36.16%	487	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.994173	16.030407	6.91%	430	2006
	14.030554	14.994173	6.87%	144	2005
	12.490228	14.030554	12.33%	171	2004
	10.000000	12.490228	24.90%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.667326	9.853333	1.92%	0	2006
	9.656870	9.667326	0.11%	0	2005
	9.824766	9.656870	-1.71%	0	2004
	10.000000	9.824766	-1.75%	0	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.627922	17.101485	-2.99%	0	2006
	16.185022	17.627922	8.92%	0	2005
	14.808298	16.185022	9.30%	0	2004
	10.000000	14.808298	48.08%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.780316	7.80%	6,778	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.431305	20.804475	19.35%	0	2006
	15.992068	17.431305	9.00%	0	2005
	13.668336	15.992068	17.00%	0	2004
	10.000000	13.668336	36.68%	0	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.422369	14.826735	19.36%	772	2006
	11.395221	12.422369	9.01%	170	2005
	10.000000	11.395221	13.95%	202	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.515423	18.767658	7.15%	1,082	2006
	16.024317	17.515423	9.31%	1236	2005
	14.201002	16.024317	12.84%	929	2004
	10.000000	14.201002	42.01%	929	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.516509	16.051475	10.57%	812	2006
	13.908480	14.516509	4.37%	244	2005
	13.023406	13.908480	6.80%	0	2004
	10.000000	13.023406	30.23%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.633146	17.615270	12.68%	837	2006
	15.423379	15.633146	1.36%	429	2005
	13.510397	15.423379	14.16%	106	2004
	10.000000	13.510397	35.10%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.203322	11.452544	2.22%	0	2006
	11.244639	11.203322	-0.37%	0	2005
	10.825594	11.244639	3.87%	0	2004
	10.000000	10.825594	8.26%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.383063	15.101717	5.00%	479	2006
	14.066772	14.383063	2.25%	628	2005
	13.532144	14.066772	3.95%	628	2004
	10.000000	13.532144	35.32%	628	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.341502	22.134009	14.44%	0	2006
	17.390723	19.341502	11.22%	0	2005
	15.003950	17.390723	15.91%	0	2004
	10.000000	15.003950	50.04%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.731834	14.574459	14.47%	4,963	2006
	11.448989	12.731834	0.112048758	592	2005
	10.000000	11.448989	14.49%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.648632	13.471187	6.50%	0	2006
	12.717075	12.648632	-0.54%	0	2005
	11.995661	12.717075	6.01%	0	2004
	10.000000	11.995661	19.96%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.260271	15.956906	11.90%	620	2006
	13.830819	14.260271	3.11%	0	2005
	12.996768	13.830819	6.42%	0	2004
	10.000000	12.996768	29.97%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.620810	20.817957	11.80%	195	2006
	17.405765	18.620810	6.98%	483	2005
	14.978953	17.405765	16.20%	102	2004
	10.000000	14.978953	49.79%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.580075	15.348424	13.02%	0	2006
	13.235273	13.580075	2.61%	0	2005
	12.217048	13.235273	8.33%	0	2004
	10.000000	12.217048	22.17%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.597228	19.424187	24.54%	0	2006
	14.256956	15.597228	9.40%	0	2005
	12.584302	14.256956	13.29%	0	2004
	10.000000	12.584302	25.84%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.300885	12.646107	2.81%	0	2006
	11.935860	12.300885	3.06%	0	2005
	11.655293	11.935860	2.41%	0	2004
	10.000000	11.655293	16.55%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.126744	11.861450	6.60%	0	2006
	10.000000	11.126744	11.27%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.459894	12.101091	15.69%	0	2006
	10.000000	10.459894	4.60%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.959178	10.101791	1.43%	0	2006
	10.000000	9.959178	-0.41%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.329181	10.430297	0.98%	299	2006
	10.192334	10.329181	1.34%	0	2005
	10.044557	10.192334	1.47%	0	2004
	10.000000	10.044557	0.45%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.618624	15.794128	8.04%	0	2006
	13.369832	14.618624	9.34%	0	2005
	12.457054	13.369832	7.33%	0	2004
	10.000000	12.457054	24.57%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.198573	27.114345	34.24%	98	2006
	17.742725	20.198573	13.84%	201	2005
	13.373387	17.742725	32.67%	136	2004
	10.000000	13.373387	33.73%	0	2003*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.452043	17.007946	10.07%	0	2006
	15.038878	15.452043	2.75%	0	2005
	13.923259	15.038878	8.01%	0	2004
	10.000000	13.923259	39.23%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.503375	14.990766	3.36%	1,120	2006
	13.705989	14.503375	5.82%	1,120	2005
	13.226979	13.705989	3.62%	1,120	2004
	10.000000	13.226979	32.27%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.534458	18.733504	13.30%	7,053	2006
	15.527047	16.534458	6.49%	5,097	2005
	13.822665	15.527047	12.33%	360	2004
	10.000000	13.822665	38.23%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.967672	17.064599	14.01%	840	2006
	14.683317	14.967672	1.94%	839	2005
	13.547207	14.683317	8.39%	1,277	2004
	10.000000	13.547207	35.47%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.656679	19.651496	11.30%	0	2006
	16.990570	17.656679	3.92%	0	2005
	14.642139	16.990570	16.04%	0	2004
	10.000000	14.642139	46.42%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.894305	16.956218	13.84%	445	2006
	14.622353	14.894305	1.86%	445	2005
	13.328855	14.622353	9.70%	445	2004
	10.000000	13.328855	33.29%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.843252	19.260860	21.57%	0	2006
	14.372789	15.843252	10.23%	0	2005
	12.850187	14.372789	11.85%	0	2004
	10.000000	12.850187	28.50%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.295785	14.962699	21.69%	0	2006
	11.167726	12.295785	10.10%	0	2005
	10.000000	11.167726	11.68%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.115071	13.023425	17.17%	35	2006
	10.000000	11.115071	11.15%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.820457	13.012490	-5.85%	883	2006
	13.906425	13.820457	-0.62%	883	2005
	12.903764	13.906425	7.77%	0	2004
	10.000000	12.903764	29.04%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.294325	17.657614	15.45%	890	2006
	14.966790	15.294325	2.19%	762	2005
	13.451657	14.966790	11.26%	79	2004
	10.000000	13.451657	34.52%	80	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.261458	11.949060	6.11%	110	2006
	10.000000	11.261458	12.61%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.503624	10.398993	-1.00%	0	2006
	10.611882	10.503624	-1.02%	0	2005
	10.291552	10.611882	3.11%	705	2004
	10.000000	10.291552	2.92%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.897638	19.956117	11.50%	0	2006
	17.125720	17.897638	4.51%	0	2005
	14.418238	17.125720	18.78%	0	2004
	10.000000	14.418238	44.18%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.415353	16.185093	12.28%	701	2006
	14.163472	14.415353	1.78%	697	2005
	13.170537	14.163472	7.54%	695	2004
	10.000000	13.170537	31.71%	161	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.001639	14.724740	13.25%	0	2006
	12.813249	13.001639	1.47%	0	2005
	12.546704	12.813249	2.12%	0	2004
	10.000000	12.546704	25.47%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.193525	15.328402	0.89%	0	2006
	14.769232	15.193525	2.87%	0	2005
	13.648154	14.769232	8.21%	0	2004
	10.000000	13.648154	36.48%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.365614	16.308257	13.52%	550	2006
	14.068483	14.365614	2.11%	548	2005
	13.183936	14.068483	6.71%	548	2004
	10.000000	13.183936	31.84%	122	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.277713	14.982308	12.84%	0	2006
	13.397044	13.277713	-0.89%	0	2005
	12.835006	13.397044	4.38%	0	2004
	10.000000	12.835006	28.35%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.218765	2.19%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.057359	10.185796	1.28%	214	2006
	10.218953	10.057359	-1.58%	214	2005
	10.149419	10.218953	0.69%	0	2004
	10.000000	10.149419	1.49%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.144591	17.700989	16.88%	2,384	2006
	14.719744	15.144591	2.89%	2,056	2005
	13.579393	14.719744	8.40%	395	2004
	10.000000	13.579393	35.79%	281	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.176563	14.724045	3.86%	948	2006
	13.787725	14.176563	2.82%	576	2005
	13.720126	13.787725	0.49%	576	2004
	10.000000	13.720126	37.20%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.734206	21.502713	14.78%	0	2006
	16.183197	18.734206	15.76%	0	2005
	14.655363	16.183197	10.43%	0	2004
	10.000000	14.655363	46.55%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.664802	14.541388	14.82%	0	2006
	10.944025	12.664802	15.72%	0	2005
	10.000000	10.944025	9.44%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.892886	18.345383	8.60%	12,545	2006
	14.859757	16.892886	13.68%	10,096	2005
	13.241238	14.859757	12.22%	1,932	2004
	10.000000	13.241238	32.41%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.291329	10.444489	1.49%	136,419	2006
	10.363516	10.291329	-0.70%	6,783	2005
	10.207031	10.363516	1.53%	0	2004
	10.000000	10.207031	2.07%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.844027	21.738032	9.54%	10,764	2006
	17.253206	19.844027	15.02%	7,895	2005
	14.202577	17.253206	21.48%	1,460	2004
	10.000000	14.202577	42.03%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.254014	20.637677	13.06%	1,167	2006
	18.286473	18.254014	-0.18%	1,292	2005
	16.483660	18.286473	10.94%	1,175	2004
	10.000000	16.483660	64.84%	61	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.285355	15.098789	13.65%	0	2006
	10.000000	13.285355	32.85%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.612895	11.333906	6.79%	4,828	2006
	10.000000	10.612895	6.13%	4,828	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.917246	11.885019	8.86%	17,915	2006
	10.000000	10.917246	9.17%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.123821	12.242110	10.05%	23,042	2006
	10.000000	11.123821	11.24%	23,042	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.025935	10.26%	498	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.233070	16.246329	14.14%	8,523	2006
	14.120595	14.233070	0.80%	6,552	2005
	13.054225	14.120595	8.17%	1,247	2004
	10.000000	13.054225	30.54%	158	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.239133	20.793799	14.01%	0	2006
	17.206428	18.239133	6.00%	0	2005
	14.268246	17.206428	20.59%	0	2004
	10.000000	14.268246	42.68%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.587209	15.722482	24.91%	0	2006
	10.000000	12.587209	25.87%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.909683	20.013904	18.36%	0	2006
	15.749303	16.909683	7.37%	0	2005
	13.634901	15.749303	15.51%	0	2004
	10.000000	13.634901	36.35%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.266150	14.519847	18.37%	43,307	2006
	11.428183	12.266150	7.33%	2,635	2005
	10.000000	11.428183	14.28%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.713324	10.682130	9.97%	0	2006
	10.000000	9.713324	-2.87%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.648544	13.726086	8.52%	0	2006
	12.055029	12.648544	4.92%	0	2005
	11.423100	12.055029	5.53%	0	2004
	10.000000	11.423100	14.23%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.572875	16.560361	6.34%	0	2006
	14.196482	15.572875	9.70%	0	2005
	12.348942	14.196482	14.96%	0	2004
	10.000000	12.348942	23.49%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.961936	16.174908	8.11%	0	2006
	13.841789	14.961936	8.09%	0	2005
	12.092041	13.841789	14.47%	0	2004
	10.000000	12.092041	20.92%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.216096	30.390654	43.24%	0	2006
	16.499332	21.216096	28.59%	0	2005
	14.265241	16.499332	15.66%	0	2004
	10.000000	14.265241	42.65%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.541237	20.847705	43.37%	18,412	2006
	11.301782	14.541237	28.66%	0	2005
	10.000000	11.301782	13.02%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.679002	9.829228	1.55%	154,290	2006
	9.790262	9.679002	-1.14%	64	2005
	9.968772	9.790262	-1.79%	0	2004
	10.000000	9.968772	-0.31%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.490499	14.107738	4.58%	1,230	2006
	13.281117	13.490499	1.58%	833	2005
	12.505036	13.281117	6.21%	833	2004
	10.000000	12.505036	25.05%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.082636	17.713360	17.44%	454	2006
	14.536075	15.082636	3.76%	454	2005
	12.990444	14.536075	11.90%	454	2004
	10.000000	12.990444	29.90%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.685186	15.063279	2.57%	0	2006
	14.643982	14.685186	0.28%	0	2005
	13.431782	14.643982	9.02%	0	2004
	10.000000	13.431782	34.32%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.550946	13.776425	19.27%	91,392	2006
	10.000000	11.550946	15.51%	3,742	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.549628	17.346999	11.56%	0	2006
	14.066830	15.549628	10.54%	0	2005
	12.440193	14.066830	13.08%	0	2004
	10.000000	12.440193	24.40%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.464191	12.394383	8.11%	0	2006
	10.000000	11.464191	14.64%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.983136	15.494930	10.81%	130,706	2006
	13.427203	13.983136	4.14%	6082	2005
	12.163238	13.427203	10.39%	0	2004
	10.000000	12.163238	21.63%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.377716	3.78%	32,157	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.359960	3.60%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.658003	6.58%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.188370	1.88%	6,005	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.652973	13.638790	7.79%	0	2006
	12.681275	12.652973	-0.22%	0	2005
	11.819638	12.681275	7.29%	0	2004
	10.000000	11.819638	18.20%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.361854	11.168702	7.79%	0	2006
	10.000000	10.361854	3.62%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	25.036467	33.260826	32.85%	0	2006
	19.412896	25.036467	28.97%	0	2005
	16.540376	19.412896	17.37%	0	2004
	10.000000	16.540376	65.40%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	15.051156	20.030764	33.08%	0	2006
	11.656576	15.051156	29.12%	0	2005
	10.000000	11.656576	16.57%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.102783	21.551679	33.84%	0	2006
	15.560145	16.102783	3.49%	0	2005
	12.324285	15.560145	26.26%	0	2004
	10.000000	12.324285	23.24%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	15.782851	15.840536	0.37%	0	2006
	15.031729	15.782851	5.00%	0	2005
	13.630117	15.031729	10.28%	0	2004
	10.000000	13.630117	36.30%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	18.932150	21.605189	14.12%	0	2006
	18.900373	18.932150	0.17%	0	2005
	16.577254	18.900373	14.01%	0	2004
	10.000000	16.577254	65.77%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.360569	19.996473	8.91%	17,952	2006
	16.820009	18.360569	9.16%	799	2005
	14.530553	16.820009	15.76%	0	2004
	10.000000	14.530553	45.31%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	17.936467	20.991241	17.03%	0	2006
	16.612510	17.936467	7.97%	0	2005
	14.116084	16.612510	17.68%	0	2004
	10.000000	14.116084	41.16%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.163992	15.137950	-0.17%	0	2006
	14.382099	15.163992	5.44%	0	2005
	13.720458	14.382099	4.82%	0	2004
	10.000000	13.720458	37.20%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.311740	10.292380	-0.19%	0	2006
	9.775780	10.311740	5.48%	0	2005
	10.000000	9.775780	-2.24%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	14.856267	16.024301	7.86%	0	2006
	15.363022	14.856267	-3.30%	0	2005
	15.153885	15.363022	1.38%	0	2004
	10.000000	15.153885	51.54%	0	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.422060	11.294372	8.37%	0	2006
	10.777554	10.422060	-3.30%	0	2005
	10.000000	10.777554	7.78%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.098317	10.170346	0.71%	139,960	2006
	10.034351	10.098317	0.64%	6,830	2005
	9.971617	10.034351	0.63%	0	2004
	10.000000	9.971617	-0.28%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.931599	11.310306	3.46%	21,677	2006
	10.857791	10.931599	0.68%	31,289	2005
	10.646571	10.857791	1.98%	29,720	2004
	10.000000	10.646571	6.47%	0	2003*

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.075916	12.760116	5.67%	146,847	2006
	11.859009	12.075916	1.83%	123,966	2005
	11.356286	11.859009	4.43%	8,422	2004
	10.000000	11.356286	13.56%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.277824	14.409293	8.52%	1,258,989	2006
	12.933076	13.277824	2.67%	449,363	2005
	12.116049	12.933076	6.74%	110,109	2004
	10.000000	12.116049	21.16%	10,645	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.755964	16.471815	11.63%	398,098	2006
	14.140874	14.755964	4.35%	254,592	2005
	12.945322	14.140874	9.24%	67,826	2004
	10.000000	12.945322	29.45%	0	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.907856	18.118493	13.90%	446,129	2006
	15.123351	15.907856	5.19%	396,324	2005
	13.609991	15.123351	11.12%	145,382	2004
	10.000000	13.609991	36.10%	26,188	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.973706	16.000337	6.86%	57,103	2006
	14.018561	14.973706	6.81%	3,289	2005
	12.485956	14.018561	12.27%	0	2004
	10.000000	12.485956	24.86%	0	2003*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.652899	9.833599	1.87%	33,679	2006
	9.647389	9.652899	0.06%	10,757	2005
	9.820156	9.647389	-1.76%	12,282	2004
	10.000000	9.820156	-1.80%	0	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.601984	17.067581	-3.04%	1,810	2006
	16.169473	17.601984	8.86%	1,810	2005
	14.801656	16.169473	9.24%	624	2004
	10.000000	14.801656	48.02%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.776649	7.77%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.407509	20.765452	19.29%	0	2006
	15.978409	17.407509	8.94%	0	2005
	13.663665	15.978409	16.94%	0	2004
	10.000000	13.663665	36.64%	0	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.411825	14.806572	19.29%	51,873	2006
	11.391374	12.411825	8.96%	3,199	2005
	10.000000	11.391374	13.91%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.489639	18.730452	7.09%	196	2006
	16.008905	17.489639	9.25%	194	2005
	14.194622	16.008905	12.78%	274	2004
	10.000000	14.194622	41.95%	74	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.495128	16.019638	10.52%	112,473	2006
	13.895106	14.495128	4.32%	5,225	2005
	13.017569	13.895106	6.74%	0	2004
	10.000000	13.017569	30.18%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.610111	17.580325	12.62%	90,431	2006
	15.408536	15.610111	1.31%	12,433	2005
	13.504333	15.408536	14.10%	1,840	2004
	10.000000	13.504333	35.04%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.186803	11.429808	2.17%	0	2006
	11.233809	11.186803	-0.42%	0	2005
	10.820723	11.233809	3.82%	0	2004
	10.000000	10.820723	8.21%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.361868	15.071748	4.94%	2,050	2006
	14.053233	14.361868	2.20%	2050	2005
	13.526067	14.053233	3.90%	0	2004
	10.000000	13.526067	35.26%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.313035	22.090135	14.38%	0	2006
	17.374012	19.313035	11.16%	0	2005
	14.997227	17.374012	15.85%	0	2004
	10.000000	14.997227	49.97%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.721021	14.554628	14.41%	0	2006
	11.445101	12.721021	11.15%	0	2005
	10.000000	11.445101	14.45%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.630017	13.444489	6.45%	0	2006
	12.704852	12.630017	-0.59%	0	2005
	11.990272	12.704852	5.96%	0	2004
	10.000000	11.990272	19.90%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.239272	15.925256	11.84%	116,615	2006
	13.817518	14.239272	3.05%	6454	2005
	12.990931	13.817518	6.36%	82	2004
	10.000000	12.990931	29.91%	161	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.593399	20.776676	11.74%	18,584	2006
	17.389038	18.593399	6.93%	784	2005
	14.972238	17.389038	16.14%	0	2004
	10.000000	14.972238	49.72%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.561526	15.319613	12.96%	0	2006
	13.223957	13.561526	2.55%	0	2005
	12.212863	13.223957	8.28%	0	2004
	10.000000	12.212863	22.13%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.575952	19.387774	24.47%	0	2006
	14.244793	15.575952	9.34%	0	2005
	12.580004	14.244793	13.23%	0	2004
	10.000000	12.580004	25.80%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.284060	12.622358	2.75%	0	2006
	11.925642	12.284060	3.01%	0	2005
	11.651290	11.925642	2.35%	0	2004
	10.000000	11.651290	16.51%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.122956	11.851344	6.55%	189	2006
	10.000000	11.122956	11.23%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.456343	12.090814	15.63%	919	2006
	10.000000	10.456343	4.56%	734	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.955790	10.093189	1.38%	0	2006
	10.000000	9.955790	-0.44%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.315071	10.410732	0.93%	107,208	2006
	10.183615	10.315071	1.29%	6036	2005
	10.041112	10.183615	1.42%	898	2004
	10.000000	10.041112	0.41%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.596171	15.761797	7.99%	0	2006
	13.356123	14.596171	9.28%	0	2005
	12.450667	13.356123	7.27%	0	2004
	10.000000	12.450667	24.51%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.167579	27.058923	34.17%	0	2006
	17.724561	20.167579	13.78%	0	2005
	13.366536	17.724561	32.60%	0	2004
	10.000000	13.366536	33.67%	0	2003*

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.429286	16.974205	10.01%	5,077	2006
	15.024408	15.429286	2.69%	5,064	2005
	13.916999	15.024408	7.96%	5,064	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.482021	14.961038	3.31%	0	2006
	13.692808	14.482021	5.76%	0	2005
	13.221044	13.692808	3.57%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.510103	18.696346	13.24%	0	2006
	15.512106	16.510103	6.43%	0	2005
	13.816459	15.512106	12.27%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.945638	17.030758	13.95%	0	2006
	14.669210	14.945638	1.88%	0	2005
	13.541122	14.669210	8.33%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.630699	19.612536	11.24%	0	2006
	16.974250	17.630699	3.87%	0	2005
	14.635577	16.974250	15.98%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.872381	16.922598	13.79%	0	2006
	14.608293	14.872381	1.81%	0	2005
	13.322861	14.608293	9.65%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.819936	19.222669	21.51%	0	2006
	14.358978	15.819936	10.17%	0	2005
	12.844425	14.358978	11.79%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.285345	14.942334	21.63%	0	2006
	11.163954	12.285345	10.04%	0	2005
	10.000000	11.163954	11.64%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.111284	13.012340	17.11%	0	2006
	10.000000	11.111284	11.11%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.800091	12.986662	-5.89%	0	2006
	13.893039	13.800091	-0.67%	150	2005
	12.897964	13.893039	7.71%	150	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.271808	17.622589	15.39%	363	2006
	14.952404	15.271808	2.14%	363	2005
	13.445624	14.952404	11.21%	363	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.257628	11.938875	6.05%	0	2006
	10.000000	11.257628	12.58%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.487479	10.377693	-1.05%	872	2006
	10.600995	10.487479	-1.07%	817	2005
	10.286270	10.600995	3.06%	755	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.871283	19.916540	11.44%	0	2006
	17.109251	17.871283	4.45%	0	2005
	14.411767	17.109251	18.72%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.394124	16.152986	12.22%	791	2006
	14.149850	14.394124	1.73%	791	2005
	13.164627	14.149850	7.48%	791	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.982487	14.695545	13.20%	639	2006
	12.800921	12.982487	1.42%	657	2005
	12.541065	12.800921	2.07%	642	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.171124	15.297967	0.84%	0	2006
	14.755012	15.171124	2.82%	0	2005
	13.642013	14.755012	8.16%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.344457	16.275911	13.46%	0	2006
	14.054952	14.344457	2.06%	0	2005
	13.178007	14.054952	6.65%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.258156	14.952587	12.78%	0	2006
	13.384155	13.258156	-0.94%	0	2005
	12.829245	13.384155	4.33%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.215291	2.15%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.042521	10.165556	1.23%	1,535	2006
	10.209113	10.042521	-1.63%	1,535	2005
	10.144849	10.209113	0.63%	1,535	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.122257	17.665851	16.82%	913	2006
	14.705555	15.122257	2.83%	914	2005
	13.573275	14.705555	8.34%	914	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.155702	14.694842	3.81%	133	2006
	13.774476	14.155702	2.77%	0	2005
	13.713975	13.774476	0.44%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.706629	21.460084	14.72%	0	2006
	16.167649	18.706629	15.70%	0	2005
	14.648789	16.167649	10.37%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.654015	14.521578	14.76%	0	2006
	10.940303	12.654015	15.66%	0	2005
	10.000000	10.940303	9.40%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.868044	18.309025	8.54%	1,607	2006
	14.845495	16.868044	13.62%	1,631	2005
	13.235298	14.845495	12.17%	1,725	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.276160	10.423767	1.44%	2,197	2006
	10.353540	10.276160	-0.75%	2,091	2005
	10.202435	10.353540	1.48%	1,923	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.814822	21.694933	9.49%	1,240	2006
	17.236623	19.814822	14.96%	1,274	2005
	14.196193	17.236623	21.42%	1,351	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.227113	20.596731	13.00%	193	2006
	18.268884	18.227113	-0.23%	193	2005
	16.476260	18.268884	10.88%	193	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.280835	15.085922	13.59%	0	2006
	10.000000	13.280835	32.81%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.609283	11.324246	6.74%	0	2006
	10.000000	10.609283	6.09%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.913537	11.874893	8.81%	0	2006
	10.000000	10.913537	9.14%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.120041	12.231694	10.00%	168	2006
	10.000000	11.120041	11.20%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.022190	10.22%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.212107	16.214108	14.09%	11,905	2006
	14.107001	14.212107	0.75%	12,223	2005
	13.048361	14.107001	8.11%	12,325	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.212285	20.752566	13.95%	0	2006
	17.189899	18.212285	5.95%	0	2005
	14.261855	17.189899	20.53%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.582925	15.709099	24.84%	0	2006
	10.000000	12.582925	25.83%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.884796	19.974229	18.30%	0	2006
	15.734158	16.884796	7.31%	0	2005
	13.628768	15.734158	15.45%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.255715	14.500085	18.31%	0	2006
	11.424307	12.255715	7.28%	0	2005
	10.000000	11.424307	14.24%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.710022	10.673039	9.92%	0	2006
	10.000000	9.710022	-2.90%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.629911	13.698854	8.46%	0	2006
	12.043434	12.629911	4.87%	0	2005
	11.417969	12.043434	5.48%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.549907	16.527481	6.29%	0	2006
	14.182804	15.549907	9.64%	0	2005
	12.343389	14.182804	14.90%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.941501	16.144564	8.05%	0	2006
	13.829948	14.941501	8.04%	0	2005
	12.087900	13.829948	14.41%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.184904	30.330452	43.17%	0	2006
	16.483483	21.184904	28.52%	0	2005
	14.258843	16.483483	15.60%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.528869	20.819328	43.30%	0	2006
	11.297946	14.528869	28.60%	0	2005
	10.000000	11.297946	12.98%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.664745	9.809727	1.50%	414	2006
	9.780856	9.664745	-1.19%	414	2005
	9.964302	9.780856	-1.84%	414	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.470636	14.079754	4.52%	332	2006
	13.268354	13.470636	1.52%	332	2005
	12.499430	13.268354	6.15%	332	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.060428	17.678233	17.38%	150	2006
	14.522098	15.060428	3.71%	150	2005
	12.984608	14.522098	11.84%	150	2004

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.663563	15.033407	2.52%	0	2006
	14.629891	14.663563	0.23%	0	2005
	13.425742	14.629891	8.97%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.547015	13.764693	19.21%	0	2006
	10.000000	11.547015	15.47%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.525726	17.311467	11.50%	0	2006
	14.052396	15.525726	10.48%	0	2005
	12.433807	14.052396	13.02%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.460293	12.383823	8.06%	0	2006
	10.000000	11.460293	14.60%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.964028	15.465846	10.75%	912	2006
	13.415718	13.964028	4.09%	937	2005
	12.159070	13.415718	10.34%	932	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.374193	3.74%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.356442	3.56%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.654381	6.54%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.184907	1.85%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.634353	13.611774	7.74%	0	2006
	12.669092	12.634353	-0.27%	0	2005
	11.814339	12.669092	7.23%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.358332	11.159194	7.73%	0	2006
	10.000000	10.358332	3.58%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	24.999639	33.194913	32.78%	0	2006
	19.394248	24.999639	28.90%	0	2005
	16.532966	19.394248	17.31%	0	2004

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	15.038360	20.003497	33.02%	0	2006
	11.652622	15.038360	29.06%	0	2005
	10.000000	11.652622	16.53%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.079083	21.508956	33.77%	0	2006
	15.545191	16.079083	3.43%	0	2005
	12.318756	15.545191	26.19%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	15.759610	15.809103	0.31%	0	2006
	15.017268	15.759610	4.94%	0	2005
	13.623997	15.017268	10.23%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	18.904256	21.562310	14.06%	0	2006
	18.882184	18.904256	0.12%	0	2005
	16.569801	18.882184	13.96%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.333541	19.956821	8.85%	0	2006
	16.803847	18.333541	9.10%	0	2005
	14.524035	16.803847	15.70%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	17.910048	20.949601	16.97%	0	2006
	16.596528	17.910048	7.91%	0	2005
	14.109736	16.596528	17.62%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.141664	15.107921	-0.22%	0	2006
	14.368281	15.141664	5.38%	0	2005
	13.714296	14.368281	4.77%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.302957	10.278338	-0.24%	0	2006
	9.772461	10.302957	5.43%	0	2005
	10.000000	9.772461	-2.28%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	14.834400	15.992524	7.81%	0	2006
	15.348265	14.834400	-3.35%	0	2005
	15.147092	15.348265	1.33%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.413192	11.278985	8.31%	0	2006
	10.773887	10.413192	-3.35%	0	2005
	10.000000	10.773887	7.74%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.083411	10.150136	0.66%	0	2006
	10.024669	10.083411	0.59%	0	2005
	9.967119	10.024669	0.58%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.915485	11.287846	3.41%	5,682	2006
	10.847344	10.915485	0.63%	11,483	2005
	10.641785	10.847344	1.93%	5,682	2004

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.058112	12.734782	5.61%	0	2006
	11.847596	12.058112	1.78%	0	2005
	11.351180	11.847596	4.37%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.258241	14.380679	8.47%	84,986	2006
	12.920619	13.258241	2.61%	77,350	2005
	12.110589	12.920619	6.69%	57,217	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.734212	16.439116	11.57%	100,516	2006
	14.127253	14.734212	4.30%	104,499	2005
	12.939502	14.127253	9.18%	61,590	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.884425	18.082559	13.84%	112,767	2006
	15.108800	15.884425	5.13%	117,702	2005
	13.603874	15.108800	11.06%	67,598	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.953240	15.970296	6.80%	2,078	2006
	14.006570	14.953240	6.76%	2,078	2005
	12.481682	14.006570	12.22%	2,078	2004

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.638481	9.813885	1.82%	677	2006
	9.637912	9.638481	0.01%	652	2005
	9.815545	9.637912	-1.81%	624	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.576082	17.033732	-3.09%	141	2006
	16.153932	17.576082	8.80%	141	2005
	14.795014	16.153932	9.18%	141	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.772989	7.73%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.383712	20.726461	19.23%	0	2006
	15.964736	17.383712	8.89%	0	2005
	13.658986	15.964736	16.88%	0	2004

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.401261	14.786394	19.23%	0	2006
	11.387503	12.401261	8.90%	0	2005
	10.000000	11.387503	13.88%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.463875	18.693280	7.04%	0	2006
	15.993517	17.463875	9.19%	0	2005
	14.188248	15.993517	12.72%	0	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.473777	15.987862	10.46%	0	2006
	13.881734	14.473777	4.26%	0	2005
	13.011714	13.881734	6.69%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.587141	17.545479	12.56%	286	2006
	15.393731	15.587141	1.26%	286	2005
	13.498265	15.393731	14.04%	286	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.170322	11.407126	2.12%	0	2006
	11.223003	11.170322	-0.47%	0	2005
	10.815861	11.223003	3.76%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.340730	15.041864	4.89%	0	2006
	14.039735	14.340730	2.14%	0	2005
	13.519989	14.039735	3.84%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.284633	22.046369	14.32%	0	2006
	17.357325	19.284633	11.10%	0	2005
	14.990508	17.357325	15.79%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.710197	14.534806	14.36%	0	2006
	11.441227	12.710197	11.09%	0	2005
	10.000000	11.441227	14.41%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.611392	13.417803	6.39%	0	2006
	12.692608	12.611392	-0.64%	0	2005
	11.984878	12.692608	5.91%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.218306	15.893678	11.78%	1,560	2006
	13.804228	14.218306	3.00%	1,462	2005
	12.985093	13.804228	6.31%	1,462	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.566041	20.735496	11.69%	0	2006
	17.372328	18.566041	6.87%	0	2005
	14.965518	17.372328	16.08%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.543002	15.290861	12.91%	0	2006
	13.212649	13.543002	2.50%	0	2005
	12.208681	13.212649	8.22%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.554673	19.351390	24.41%	0	2006
	14.232609	15.554673	9.29%	0	2005
	12.575694	14.232609	13.18%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.267277	12.598652	2.70%	0	2006
	11.915436	12.267277	2.95%	0	2005
	11.647305	11.915436	2.30%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.119183	11.841254	6.49%	206	2006
	10.000000	11.119183	11.19%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.452783	12.080509	15.57%	212	2006
	10.000000	10.452783	4.53%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.952404	10.084594	1.33%	0	2006
	10.000000	9.952404	-0.48%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.300963	10.391171	0.88%	0	2006
	10.174895	10.300963	1.24%	0	2005
	10.037664	10.174895	1.37%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.573765	15.729544	7.93%	0	2006
	13.342449	14.573765	9.23%	0	2005
	12.444303	13.342449	7.22%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.136608	27.003563	34.10%	0	2006
	17.706398	20.136608	13.73%	0	2005
	13.359695	17.706398	32.54%	0	2004

Additional Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.406538	16.940508	9.96%	1,337	2006
	15.009947	15.406538	2.64%	1,334	2005
	13.910747	15.009947	7.90%	1,039	2004
	10.000000	13.910747	39.11%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.460675	14.931328	3.25%	0	2006
	13.679629	14.460675	5.71%	0	2005
	13.215099	13.679629	3.52%	0	2004
	10.000000	13.215099	32.15%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.485781	18.659240	13.18%	0	2006
	15.497180	16.485781	6.38%	0	2005
	13.810248	15.497180	12.22%	0	2004
	10.000000	13.810248	38.10%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.923589	16.996931	13.89%	0	2006
	14.655069	14.923589	1.83%	0	2005
	13.535030	14.655069	8.28%	442	2004
	10.000000	13.535030	35.35%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.604714	19.573608	11.18%	0	2006
	16.957910	17.604714	3.81%	0	2005
	14.628993	16.957910	15.92%	0	2004
	10.000000	14.628993	46.29%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.850460	16.889015	13.73%	735	2006
	14.594228	14.850460	1.76%	735	2005
	13.316868	14.594228	9.59%	735	2004
	10.000000	13.316868	33.17%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.796576	19.184456	21.45%	0	2006
	14.345132	15.796576	10.12%	0	2005
	12.838632	14.345132	11.73%	0	2004
	10.000000	12.838632	28.39%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.274883	14.921985	21.57%	1,523	2006
	11.160156	12.274883	9.99%	1,523	2005
	10.000000	11.160156	11.60%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.107509	13.001262	17.05%	0	2006
	10.000000	11.107509	11.08%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.779770	12.960888	-5.94%	794	2006
	13.879682	13.779770	-0.72%	794	2005
	12.892175	13.879682	7.66%	0	2004
	10.000000	12.892175	28.92%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.249300	17.587623	15.33%	1,620	2006
	14.938010	15.249300	2.08%	1,623	2005
	13.439579	14.938010	11.15%	225	2004
	10.000000	13.439579	34.40%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.253806	11.928700	6.00%	0	2006
	10.000000	11.253806	12.54%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.471354	10.356434	-1.10%	63	2006
	10.590116	10.471354	-1.12%	0	2005
	10.280991	10.590116	3.01%	0	2004
	10.000000	10.280991	2.81%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.844981	19.877036	11.39%	0	2006
	17.092810	17.844981	4.40%	0	2005
	14.405303	17.092810	18.66%	0	2004
	10.000000	14.405303	44.05%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.372917	16.120936	12.16%	286	2006
	14.136241	14.372917	1.67%	197	2005
	13.158718	14.136241	7.43%	657	2004
	10.000000	13.158718	31.59%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.963337	14.666356	13.14%	0	2006
	12.788595	12.963337	1.37%	282	2005
	12.535430	12.788595	2.02%	282	2004
	10.000000	12.535430	25.35%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.148778	15.267614	0.78%	0	2006
	14.740822	15.148778	2.77%	0	2005
	13.635887	14.740822	8.10%	0	2004
	10.000000	13.635887	36.36%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.323323	16.243615	13.41%	0	2006
	14.041430	14.323323	2.01%	0	2005
	13.172089	14.041430	6.60%	0	2004
	10.000000	13.172089	31.72%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.238612	14.922905	12.72%	0	2006
	13.371278	13.238612	-0.99%	0	2005
	12.823482	13.371278	4.27%	0	2004
	10.000000	12.823482	28.23%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.211809	2.12%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.027737	10.145400	1.17%	0	2006
	10.199280	10.027737	-1.68%	0	2005
	10.140286	10.199280	0.58%	612	2004
	10.000000	10.140286	1.40%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.099993	17.630810	16.76%	414	2006
	14.691423	15.099993	2.78%	419	2005
	13.567190	14.691423	8.29%	863	2004
	10.000000	13.567190	35.67%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.134824	14.665658	3.76%	0	2006
	13.761209	14.134824	2.71%	0	2005
	13.707815	13.761209	0.39%	0	2004
	10.000000	13.707815	37.08%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.679051	21.417480	14.66%	0	2006
	16.152073	18.679051	15.64%	0	2005
	14.642203	16.152073	10.31%	0	2004
	10.000000	14.642203	46.42%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.643261	14.501802	14.70%	1,395	2006
	10.936592	12.643261	15.61%	0	2005
	10.000000	10.936592	9.37%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.843160	18.272664	8.49%	2,666	2006
	14.831189	16.843160	13.57%	2,251	2005
	13.229346	14.831189	12.11%	693	2004
	10.000000	13.229346	32.29%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.261016	10.403072	1.38%	7,767	2006
	10.343578	10.261016	-0.80%	0	2005
	10.197847	10.343578	1.43%	0	2004
	10.000000	10.197847	1.98%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.785626	21.651876	9.43%	2,678	2006
	17.220038	19.785626	14.90%	1,601	2005
	14.189813	17.220038	21.35%	915	2004
	10.000000	14.189813	41.90%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.200291	20.555897	12.94%	1,335	2006
	18.251327	18.200291	-0.28%	1,755	2005
	16.468875	18.251327	10.82%	425	2004
	10.000000	16.468875	64.69%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.276323	15.073090	13.53%	0	2006
	10.000000	13.276323	32.76%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.605677	11.314604	6.68%	0	2006
	10.000000	10.605677	6.06%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.909826	11.864788	8.75%	0	2006
	10.000000	10.909826	9.10%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.116260	12.221279	9.94%	0	2006
	10.000000	11.116260	11.16%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.018444	10.18%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.191162	16.181933	14.03%	4,775	2006
	14.093437	14.191162	0.69%	4,072	2005
	13.042504	14.093437	8.06%	3,148	2004
	10.000000	13.042504	30.43%	1,187	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.185458	20.711387	13.89%	1,717	2006
	17.173368	18.185458	5.89%	1,400	2005
	14.255449	17.173368	20.47%	0	2004
	10.000000	14.255449	42.55%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.578653	15.695719	24.78%	0	2006
	10.000000	12.578653	25.79%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.859913	19.934586	18.24%	0	2006
	15.719025	16.859913	7.26%	0	2005
	13.622650	15.719025	15.39%	0	2004
	10.000000	13.622650	36.23%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.245306	14.480350	18.25%	1,865	2006
	11.420446	12.245306	7.22%	2,011	2005
	10.000000	11.420446	14.20%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.706720	10.663948	9.86%	2,090	2006
	10.000000	9.706720	-2.93%	1,473	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.611299	13.671660	8.41%	0	2006
	12.031837	12.611299	4.82%	0	2005
	11.412832	12.031837	5.42%	0	2004
	10.000000	11.412832	14.13%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.527005	16.494692	6.23%	0	2006
	14.169154	15.527005	9.58%	0	2005
	12.337835	14.169154	14.84%	476	2004
	10.000000	12.337835	23.38%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.921078	16.114233	8.00%	0	2006
	13.818116	14.921078	7.98%	0	2005
	12.083760	13.818116	14.35%	0	2004
	10.000000	12.083760	20.84%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.153685	30.270258	43.10%	0	2006
	16.467621	21.153685	28.46%	0	2005
	14.252430	16.467621	15.54%	0	2004
	10.000000	14.252430	42.52%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.516527	20.790990	43.22%	1,147	2006
	11.294121	14.516527	28.53%	0	2005
	10.000000	11.294121	12.94%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.650484	9.790239	1.45%	12,685	2006
	9.771420	9.650484	-1.24%	0	2005
	9.959809	9.771420	-1.89%	0	2004
	10.000000	9.959809	-0.40%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.450793	14.051817	4.47%	0	2006
	13.255587	13.450793	1.47%	138	2005
	12.493813	13.255587	6.10%	138	2004
	10.000000	12.493813	24.94%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.038216	17.643127	17.32%	264	2006
	14.508110	15.038216	3.65%	264	2005
	12.978767	14.508110	11.78%	385	2004
	10.000000	12.978767	29.79%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.641939	15.003550	2.47%	0	2006
	14.615808	14.641939	0.18%	0	2005
	13.419708	14.615808	8.91%	0	2004
	10.000000	13.419708	34.20%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.543097	13.752977	19.14%	2,688	2006
	10.000000	11.543097	15.43%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.501880	17.276032	11.44%	0	2006
	14.037993	15.501880	10.43%	0	2005
	12.427433	14.037993	12.96%	0	2004
	10.000000	12.427433	24.27%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.456406	12.373279	8.00%	0	2006
	10.000000	11.456406	14.56%	820	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.944950	15.436803	10.70%	4,806	2006
	13.404243	13.944950	4.03%	364	2005
	12.154906	13.404243	10.28%	0	2004
	10.000000	12.154906	21.55%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.370661	3.71%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.352907	3.53%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.650753	6.51%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.181429	1.81%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.615727	13.584734	7.68%	0	2006
	12.656896	12.615727	-0.33%	0	2005
	11.809019	12.656896	7.18%	0	2004
	10.000000	11.809019	18.09%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.354804	11.149688	7.68%	0	2006
	10.000000	10.354804	3.55%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	24.962820	33.129060	32.71%	0	2006
	19.375595	24.962820	28.84%	0	2005
	16.525546	19.375595	17.25%	0	2004
	10.000000	16.525546	65.26%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	15.025566	19.976255	32.95%	649	2006
	11.648664	15.025566	28.99%	463	2005
	10.000000	11.648664	16.49%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.055383	21.466277	33.70%	0	2006
	15.530229	16.055383	3.38%	0	2005
	12.313215	15.530229	26.13%	0	2004
	10.000000	12.313215	23.13%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	15.736403	15.777740	0.26%	0	2006
	15.002820	15.736403	4.89%	0	2005
	13.617871	15.002820	10.17%	0	2004
	10.000000	13.617871	36.18%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	18.876419	21.519533	14.00%	0	2006
	18.864027	18.876419	0.07%	0	2005
	16.562373	18.864027	13.90%	0	2004
	10.000000	16.562373	65.62%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.306537	19.917218	8.80%	1,759	2006
	16.787676	18.306537	9.05%	933	2005
	14.517509	16.787676	15.64%	0	2004
	10.000000	14.517509	45.18%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	17.883664	20.908040	16.91%	0	2006
	16.580566	17.883664	7.86%	0	2005
	14.103400	16.580566	17.56%	0	2004
	10.000000	14.103400	41.03%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.119354	15.077932	-0.27%	0	2006
	14.354454	15.119354	5.33%	0	2005
	13.708139	14.354454	4.71%	0	2004
	10.000000	13.708139	37.08%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.294186	10.264328	-0.29%	0	2006
	9.769141	10.294186	5.37%	0	2005
	10.000000	9.769141	-2.31%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	14.812541	15.960776	7.75%	0	2006
	15.333495	14.812541	-3.40%	0	2005
	15.140282	15.333495	1.28%	0	2004
	10.000000	15.140282	51.40%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.404324	11.263610	8.26%	0	2006
	10.770237	10.404324	-3.40%	0	2005
	10.000000	10.770237	7.70%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.068553	10.129990	0.61%	8,506	2006
	10.015015	10.068553	0.53%	0	2005
	9.962635	10.015015	0.53%	0	2004
	10.000000	9.962635	-0.37%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.899399	11.265452	3.36%	848	2006
	10.836897	10.899399	0.58%	848	2005
	10.636998	10.836897	1.88%	848	2004
	10.000000	10.636998	6.37%	0	2003*

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.040357	12.709505	5.56%	0	2006
	11.836190	12.040357	1.72%	0	2005
	11.346082	11.836190	4.32%	0	2004
	10.000000	11.346082	13.46%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.238706	14.352141	8.41%	71,695	2006
	12.908186	13.238706	2.56%	71,267	2005
	12.105156	12.908186	6.63%	63,881	2004
	10.000000	12.105156	21.05%	50,631	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.712506	16.406499	11.51%	78,039	2006
	14.113660	14.712506	4.24%	87,567	2005
	12.933688	14.113660	9.12%	78,270	2004
	10.000000	12.933688	29.34%	0	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.861023	18.046687	13.78%	79,513	2006
	15.094263	15.861023	5.08%	85,540	2005
	13.597762	15.094263	11.01%	80,141	2004
	10.000000	13.597762	35.98%	0	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.932805	15.940299	6.75%	2,618	2006
	13.994583	14.932805	6.70%	178	2005
	12.477399	13.994583	12.16%	0	2004
	10.000000	12.477399	24.77%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.624080	9.794206	1.77%	4,075	2006
	9.628441	9.624080	-0.05%	753	2005
	9.810935	9.628441	-1.86%	0	2004
	10.000000	9.810935	-1.89%	0	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.550196	16.999938	-3.14%	0	2006
	16.138391	17.550196	8.75%	0	2005
	14.788374	16.138391	9.13%	0	2004
	10.000000	14.788374	47.88%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.769320	7.69%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.359965	20.687550	19.17%	0	2006
	15.951095	17.359965	8.83%	0	2005
	13.654304	15.951095	16.82%	0	2004
	10.000000	13.654304	36.54%	0	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.390705	14.766245	19.17%	3,426	2006
	11.383636	12.390705	8.85%	876	2005
	10.000000	11.383636	13.84%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.438149	18.656197	6.98%	197	2006
	15.978117	17.438149	9.14%	386	2005
	14.181875	15.978117	12.67%	648	2004
	10.000000	14.181875	41.82%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.452447	15.956119	10.40%	3,468	2006
	13.868376	14.452447	4.21%	0	2005
	13.005866	13.868376	6.63%	0	2004
	10.000000	13.005866	30.06%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.564177	17.510656	12.51%	8,448	2006
	15.378922	15.564177	1.20%	2,552	2005
	13.492206	15.378922	13.98%	1,349	2004
	10.000000	13.492206	34.92%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.153847	11.384471	2.07%	0	2006
	11.212189	11.153847	-0.52%	0	2005
	10.810989	11.212189	3.71%	0	2004
	10.000000	10.810989	8.11%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.319587	15.012007	4.84%	128	2006
	14.026215	14.319587	2.09%	377	2005
	13.513916	14.026215	3.79%	375	2004
	10.000000	13.513916	35.14%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.256202	22.002596	14.26%	0	2006
	17.340618	19.256202	11.05%	0	2005
	14.983757	17.340618	15.73%	0	2004
	10.000000	14.983757	49.84%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.699393	14.515027	14.30%	0	2006
	11.437350	12.699393	11.03%	0	2005
	10.000000	11.437350	14.37%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.592807	13.391163	6.34%	0	2006
	12.680408	12.592807	-0.69%	0	2005
	11.979498	12.680408	5.85%	0	2004
	10.000000	11.979498	19.79%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.197362	15.862146	11.73%	5,146	2006
	13.790950	14.197362	2.95%	1,485	2005
	12.979264	13.790950	6.25%	877	2004
	10.000000	12.979264	29.79%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.538687	20.694340	11.63%	1,163	2006
	17.355616	18.538687	6.82%	0	2005
	14.958800	17.355616	16.02%	0	2004
	10.000000	14.958800	49.59%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.524494	15.262154	12.85%	0	2006
	13.201360	13.524494	2.45%	0	2005
	12.204507	13.201360	8.17%	0	2004
	10.000000	12.204507	22.05%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.533389	19.315023	24.35%	0	2006
	14.220424	15.533389	9.23%	0	2005
	12.571380	14.220424	13.12%	0	2004
	10.000000	12.571380	25.71%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.250506	12.574995	2.65%	0	2006
	11.905241	12.250506	2.90%	0	2005
	11.643314	11.905241	2.25%	0	2004
	10.000000	11.643314	16.43%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.115395	11.831153	6.44%	0	2006
	10.000000	11.115395	11.15%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.449233	12.070215	15.51%	0	2006
	10.000000	10.449233	4.49%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.949015	10.075999	1.28%	0	2006
	10.000000	9.949015	-0.51%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.286860	10.371626	0.82%	5,817	2006
	10.166177	10.286860	1.19%	0	2005
	10.034219	10.166177	1.32%	0	2004
	10.000000	10.034219	0.34%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.551356	15.697327	7.88%	0	2006
	13.328752	14.551356	9.17%	0	2005
	12.437910	13.328752	7.16%	0	2004
	10.000000	12.437910	24.38%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.105656	26.948269	34.03%	298	2006
	17.688232	20.105656	13.67%	298	2005
	13.352839	17.688232	32.47%	0	2004
	10.000000	13.352839	33.53%	0	2003*

Additional Contract Options Elected (Total 2.70%)
(Variable account charges of 2.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.383812	16.906855	9.90%	312	2006
	14.995495	15.383812	2.59%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.439349	14.901683	3.20%	0	2006
	13.666449	14.439349	5.66%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.461481	18.622189	13.13%	629	2006
	15.482266	16.461481	6.32%	629	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.901586	16.963176	13.83%	0	2006
	14.640963	14.901586	1.78%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.578766	19.534747	11.13%	0	2006
	16.941580	17.578766	3.76%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.828562	16.855464	13.67%	0	2006
	14.580180	14.828562	1.70%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.773306	19.146390	21.38%	0	2006
	14.331330	15.773306	10.06%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.264424	14.901632	21.50%	0	2006
	11.156364	12.264424	9.93%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.103723	12.990174	16.99%	989	2006
	10.000000	11.103723	11.04%	989	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.759434	12.935143	-5.99%	1,278	2006
	13.866297	13.759434	-0.77%	620	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.226827	17.552705	15.27%	2,500	2006
	14.923634	15.226827	2.03%	2,409	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.249972	11.918536	5.94%	1,068	2006
	10.000000	11.249972	12.50%	672	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.455242	10.335203	-1.15%	0	2006
	10.579241	10.455242	-1.17%	0	2005

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.818648	19.837549	11.33%	0	2006
	17.076334	17.818648	4.35%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.351708	16.088906	12.10%	55	2006
	14.122620	14.351708	1.62%	55	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.944223	14.637231	13.08%	775	2006
	12.776279	12.944223	1.31%	775	2005

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.126454	15.237302	0.73%	0	2006
	14.726633	15.126454	2.71%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.302207	16.211370	13.35%	0	2006
	14.027907	14.302207	1.96%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.219090	14.893279	12.66%	0	2006
	13.358397	13.219090	-1.04%	0	2005

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.208329	2.08%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.012938	10.125236	1.12%	0	2006
	10.189458	10.012938	-1.73%	0	2005

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.077729	17.595802	16.70%	933	2006
	14.677279	15.077729	2.73%	933	2005

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.113970	14.636513	3.70%	126	2006
	13.747955	14.113970	2.66%	126	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.651531	21.374971	14.60%	0	2006
	16.136539	18.651531	15.59%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.632503	14.482041	14.64%	0	2006
	10.932892	12.632503	15.55%	0	2005

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.818327	18.236387	8.43%	4,301	2006
	14.816910	16.818327	13.51%	4,301	2005

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.245868	10.382389	1.33%	22,897	2006
	10.333602	10.245868	-0.85%	2,834	2005

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.756481	21.608905	9.38%	1,267	2006
	17.203473	19.756481	14.84%	1,267	2005

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.173475	20.515088	12.88%	228	2006
	18.233772	18.173475	-0.33%	228	2005

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.271812	15.060243	13.48%	0	2006
	10.000000	13.271812	32.72%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.602063	11.304950	6.63%	6,568	2006
	10.000000	10.602063	6.02%	6,568	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.906116	11.854675	8.70%	0	2006
	10.000000	10.906116	9.06%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.112479	12.210862	9.88%	2,348	2006
	10.000000	11.112479	11.12%	2,348	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.014694	10.15%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.170259	16.149816	13.97%	4,168	2006
	14.079886	14.170259	0.64%	3,904	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.158666	20.670291	13.83%	0	2006
	17.156834	18.158666	5.84%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.574382	15.682353	24.72%	0	2006
	10.000000	12.574382	25.74%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.835067	19.895019	18.18%	0	2006
	15.703898	16.835067	7.20%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.234869	14.460601	18.19%	8,803	2006
	11.416560	12.234869	7.17%	1,347	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.703414	10.654855	9.81%	0	2006
	10.000000	9.703414	-2.97%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.592696	13.644506	8.35%	0	2006
	12.020244	12.592696	4.76%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.504109	16.461920	6.18%	0	2006
	14.155513	15.504109	9.53%	0	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.900668	16.083956	7.94%	0	2006
	13.806284	14.900668	7.93%	0	2005

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	14.504159	20.762653	43.15%	3,175	2006
	11.290283	14.504159	28.47%	0	2005

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.122496	30.210168	43.02%	0	2006
	16.451756	21.122496	28.39%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.636249	9.770794	1.40%	23,037	2006
	9.762014	9.636249	-1.29%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.430943	14.023902	4.41%	0	2006
	13.242813	13.430943	1.42%	0	2005

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.016031	17.608077	17.26%	173	2006
	14.494132	15.016031	3.60%	173	2005

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.620350	14.973750	2.42%	0	2006
	14.601735	14.620350	0.13%	0	2005

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.539162	13.741257	19.08%	18,153	2006
	10.000000	11.539162	15.39%	2,153	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.478049	17.240632	11.39%	0	2006
	14.023592	15.478049	10.37%	0	2005

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.452501	12.362736	7.95%	0	2006
	10.000000	11.452501	14.53%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.925889	15.407810	10.64%	23,563	2006
	13.392775	13.925889	3.98%	2,386	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.367125	3.67%	2,530	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.349385	3.49%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.647123	6.47%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.177964	1.78%	2,162	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.597132	13.557768	7.63%	0	2006
	12.644713	12.597132	-0.38%	0	2005

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.351283	11.140183	7.62%	0	2006
	10.000000	10.351283	3.51%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	24.926053	33.063333	32.65%	0	2006
	19.356954	24.926053	28.77%	0	2005

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	15.012775	19.949016	32.88%	0	2006
	11.644707	15.012775	28.92%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.031720	21.423673	33.63%	0	2006
	15.515277	16.031720	3.33%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	15.713206	15.746409	0.21%	0	2006
	14.988380	15.713206	4.84%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	18.848605	21.476827	13.94%	0	2006
	18.845879	18.848605	0.01%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.279558	19.877673	8.74%	3,108	2006
	16.771526	18.279558	8.99%	297	2005

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	17.857299	20.866520	16.85%	0	2006
	16.564598	17.857299	7.80%	0	2005

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.097060	15.047983	-0.33%	0	2006
	14.340628	15.097060	5.27%	0	2005

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.285422	10.250328	-0.34%	0	2006
	9.765820	10.285422	5.32%	0	2005

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	14.790694	15.929085	7.70%	0	2006
	15.318740	14.790694	-3.45%	0	2005

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.395474	11.248260	8.20%	0	2006
	10.766587	10.395474	-3.45%	0	2005

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.053696	10.109866	0.56%	22,339	2006
	10.005359	10.053696	0.48%	2,294	2005

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.883299	11.243049	3.31%	0	2006
	10.826442	10.883299	0.53%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.022586	12.684250	5.50%	11,762	2006
	11.824787	12.022586	1.67%	5,755	2005

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.219193	14.323647	8.35%	399,499	2006
	12.895765	13.219193	2.51%	48,851	2005

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.690818	16.373923	11.46%	77,687	2006
	14.100070	14.690818	4.19%	62,449	2005

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.837645	18.010853	13.72%	80,909	2006
	15.079743	15.837645	5.03%	70,924	2005

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.912403	15.910367	6.69%	10,697	2006
	13.982615	14.912403	6.65%	1,322	2005

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.609689	9.774552	1.72%	4,180	2006
	9.618970	9.609689	-0.10%	4,431	2005

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.524301	16.966159	-3.18%	731	2006
	16.122850	17.524301	8.69%	0	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.765655	7.66%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.336214	20.648674	19.11%	0	2006
	15.937431	17.336214	8.78%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.380156	14.746131	19.11%	9,828	2006
	11.379776	12.380156	8.79%	1,403	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.412461	18.619166	6.93%	1,028	2006
	15.962749	17.412461	9.08%	910	2005

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.431147	15.924444	10.35%	20,307	2006
	13.855035	14.431147	4.16%	2,121	2005

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.541220	17.475873	12.45%	14,553	2006
	15.364109	15.541220	1.15%	2,032	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.137395	11.361858	2.02%	0	2006
	11.201387	11.137395	-0.57%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.298478	14.982196	4.78%	55	2006
	14.012700	14.298478	2.04%	55	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.227848	21.958952	14.20%	0	2006
	17.323937	19.227848	10.99%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.688592	14.495253	14.24%	0	2006
	11.433463	12.688592	10.98%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.574246	13.364581	6.29%	0	2006
	12.668195	12.574246	-0.74%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.176418	15.830641	11.67%	23,517	2006
	13.777669	14.176418	2.89%	4,744	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.511367	20.653265	11.57%	3,520	2006
	17.338914	18.511367	6.76%	294	2005

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.506000	15.233478	12.79%	0	2006
	13.190054	13.506000	2.40%	0	2005

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.512142	19.278732	24.28%	0	2006
	14.208241	15.512142	9.18%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.233756	12.551359	2.60%	0	2006
	11.895053	12.233756	2.85%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.111609	11.821078	6.38%	2,885	2006
	10.000000	11.111609	11.12%	2,399	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.445667	12.059930	15.45%	2,759	2006
	10.000000	10.445667	4.46%	2,579	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.945627	10.067409	1.22%	607	2006
	10.000000	9.945627	-0.54%	607	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.272794	10.352139	0.77%	16,975	2006
	10.157467	10.272794	1.14%	1,309	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.528975	15.665159	7.82%	0	2006
	13.315068	14.528975	9.12%	0	2005

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.074749	26.893082	33.96%	0	2006
	17.670088	20.074749	13.61%	0	2005

Additional Contract Options Elected (Total 2.75%)
(Variable account charges of 2.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.140812	15.532828	9.84%	0	2006
	13.790927	14.140812	2.54%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.263749	13.681420	3.15%	0	2006
	12.560211	13.263749	5.60%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.190459	17.175529	13.07%	17,758	2006
	14.294172	15.190459	6.27%	18,690	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.414103	15.262085	13.78%	0	2006
	13.186252	13.414103	1.73%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.220743	18.016376	11.07%	0	2006
	15.640797	16.220743	3.71%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.623342	15.477566	13.61%	0	2006
	13.402011	13.623342	1.65%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.321986	18.589029	21.32%	0	2006
	13.928401	15.321986	10.01%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.253995	14.881330	21.44%	0	2006
	11.152579	12.253995	9.88%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.099949	12.979119	16.93%	0	2006
	10.000000	11.099949	11.00%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.455103	11.702944	-6.04%	0	2006
	12.558278	12.455103	-0.82%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.946940	16.069089	15.22%	0	2006
	13.676234	13.946940	1.98%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.246145	11.908366	5.89%	0	2006
	10.000000	11.246145	12.46%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.439144	10.314001	-1.20%	0	2006
	10.568368	10.439144	-1.22%	0	2005

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.410264	18.260217	11.27%	0	2006
	15.734676	16.410264	4.29%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.094038	14.671470	12.05%	0	2006
	12.891636	13.094038	1.57%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.953710	13.510240	13.02%	0	2006
	11.804661	11.953710	1.26%	0	2005

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.016466	14.111941	0.68%	0	2006
	13.652977	14.016466	2.66%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.393645	15.173742	13.29%	0	2006
	13.143524	13.393645	1.90%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.188691	13.725346	12.61%	0	2006
	12.323453	12.188691	-1.09%	0	2005

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.204854	2.05%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.844659	9.949965	1.07%	0	2006
	10.023347	9.844659	-1.78%	0	2005

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.852510	16.157685	16.64%	0	2006
	13.491515	13.852510	2.68%	0	2005

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.701314	13.164805	3.65%	0	2006
	12.378260	12.701314	2.61%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.290207	20.950159	14.54%	0	2006
	15.832040	18.290207	15.53%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.621740	14.462290	14.58%	0	2006
	10.929165	12.621740	15.49%	0	2005

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.609618	16.917090	8.38%	13,354	2006
	13.759080	15.609618	13.45%	14,757	2005

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.056955	10.185742	1.28%	9,419	2006
	10.148269	10.056955	-0.90%	3,446	2005

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.213360	21.004090	9.32%	21,618	2006
	16.739109	19.213360	14.78%	22,814	2005

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.161154	18.234143	12.83%	0	2006
	16.223094	16.161154	-0.38%	0	2005

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.267310	15.047416	13.42%	0	2006
	10.000000	13.267310	32.67%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.598456	11.295312	6.58%	0	2006
	10.000000	10.598456	5.98%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.902402	11.844572	8.64%	0	2006
	10.000000	10.902402	9.02%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.108705	12.200463	9.83%	0	2006
	10.000000	11.108705	11.09%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.010936	10.11%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.093505	14.914999	13.91%	15,398	2006
	13.016674	13.093505	0.59%	16,324	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.666383	18.961885	13.77%	0	2006
	15.754961	16.666383	5.78%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	9.700107	10.645767	9.75%	0	2006
	10.000000	9.700107	-3.00%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.062611	18.972437	18.12%	0	2006
	14.991026	16.062611	7.15%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.224436	14.440865	18.13%	2,934	2006
	11.412675	12.224436	7.11%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.700107	10.645767	9.75%	0	2006
	10.000000	9.700107	-3.00%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.939548	12.930167	8.30%	0	2006
	11.402622	11.939548	4.71%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.510263	15.398782	6.12%	0	2006
	13.254893	14.510263	9.47%	0	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.880289	16.053727	7.89%	0	2006
	13.794474	14.880289	7.87%	0	2005

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	19.906984	28.457112	42.95%	0	2006
	15.512965	19.906984	28.32%	0	2005

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.491811	20.734351	43.08%	983	2006
	11.286445	14.491811	28.40%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.586138	9.714992	1.34%	12,946	2006
	9.716232	9.586138	-1.34%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.213138	12.745788	4.36%	0	2006
	12.048246	12.213138	1.37%	0	2005

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.014222	16.424933	17.20%	0	2006
	13.534074	14.014222	3.55%	0	2005

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.474988	13.793625	2.36%	0	2006
	13.464723	13.474988	0.08%	0	2005

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.535240	13.729538	19.02%	6,361	2006
	10.000000	11.535240	15.35%	429	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.454241	17.205292	11.33%	0	2006
	14.009196	15.454241	10.31%	0	2005

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.448603	12.352189	7.89%	0	2006
	10.000000	11.448603	14.49%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.906813	15.378820	10.58%	7,953	2006
	13.381289	13.906813	3.93%	709	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.363593	3.64%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.345854	3.46%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.643505	6.44%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.174500	1.75%	899	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.635459	12.516349	7.57%	0	2006
	11.685407	11.635459	-0.43%	0	2005

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.347759	11.130696	7.57%	0	2006
	10.000000	10.347759	3.48%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	23.765012	31.507117	32.58%	0	2006
	18.464766	23.765012	28.70%	0	2005

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	15.000000	19.921838	32.81%	0	2006
	11.640756	15.000000	28.86%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	15.305643	20.442923	33.56%	0	2006
	14.820198	15.305643	3.28%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	14.270918	14.293732	0.16%	0	2006
	13.619596	14.270918	4.78%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	16.674207	18.989489	13.89%	0	2006
	16.680345	16.674207	-0.04%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	16.716877	18.169061	8.69%	1,047	2006
	15.345626	16.716877	8.94%	0	2005

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	16.660463	19.458024	16.79%	0	2006
	15.462328	16.660463	7.75%	0	2005

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	13.578034	13.526955	-0.38%	0	2006
	12.904326	13.578034	5.22%	0	2005

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.276647	10.236352	-0.39%	0	2006
	9.762494	10.276647	5.27%	0	2005

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	13.402733	14.426893	7.64%	0	2006
	13.888335	13.402733	-3.50%	0	2005

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.386599	11.232897	8.15%	0	2006
	10.762915	10.386599	-3.50%	0	2005

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	9.954928	10.005415	0.51%	10,055	2006
	9.912146	9.954928	0.43%	3,484	2005

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.651066	10.997500	3.25%	0	2006
	10.600846	10.651066	0.47%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.571769	12.202378	5.45%	0	2006
	11.387224	11.571769	1.62%	0	2005

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.535451	13.575830	8.30%	57,758	2006
	12.235023	12.535451	2.46%	32,667	2005

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.746606	15.313687	11.40%	35,350	2006
	13.200595	13.746606	4.14%	30,101	2005

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.636665	16.636549	13.66%	15,356	2006
	13.943365	14.636665	4.97%	11,372	2005

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.891991	15.880435	6.64%	3,979	2006
	13.970638	14.891991	6.59%	827	2005

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.595316	9.754929	1.66%	3,671	2006
	9.609508	9.595316	-0.15%	14,505	2005

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	15.555992	15.052811	-3.23%	0	2006
	14.319285	15.555992	8.64%	1,057	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.761991	7.62%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.312502	20.609862	19.05%	0	2006
	15.923791	17.312502	8.72%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.369612	14.726035	19.05%	3,510	2006
	11.375904	12.369612	8.74%	398	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.896522	16.989461	6.88%	0	2006
	14.580496	15.896522	9.03%	0	2005

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	13.235276	14.597345	10.29%	7,051	2006
	12.713412	13.235276	4.10%	372	2005

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.302634	16.074868	12.39%	19,598	2006
	14.146884	14.302634	1.10%	15,528	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.744406	10.955332	1.96%	0	2006
	10.811681	10.744406	-0.62%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	12.901553	13.511546	4.73%	0	2006
	12.650184	12.901553	1.99%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.975701	20.518439	14.15%	0	2006
	16.204092	17.975701	10.93%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.677771	14.475470	14.18%	0	2006
	11.429587	12.677771	10.92%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.503458	12.220230	6.23%	0	2006
	11.595358	11.503458	-0.79%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	13.085247	14.604644	11.61%	12,683	2006
	12.723699	13.085247	2.84%	5,935	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	16.805357	18.740234	11.51%	1,259	2006
	15.749018	16.805357	6.71%	0	2005

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.487518	15.204854	12.73%	0	2006
	13.178754	13.487518	2.34%	0	2005

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.490923	19.242493	24.22%	0	2006
	14.196078	15.490923	9.12%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.217024	12.527778	2.54%	0	2006
	11.884869	12.217024	2.79%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.107838	11.811012	6.33%	0	2006
	10.000000	11.107838	11.08%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.442115	12.049648	15.39%	0	2006
	10.000000	10.442115	4.42%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.942239	10.058822	1.17%	0	2006
	10.000000	9.942239	-0.58%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.258741	10.332690	0.72%	7,053	2006
	10.148776	10.258741	1.08%	2,413	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.506605	15.633022	7.76%	0	2006
	13.301386	14.506605	9.06%	0	2005

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.043870	26.837957	33.90%	0	2006
	17.651949	20.043870	13.55%	0	2005

Additional Contract Options Elected (Total 2.80%)
(Variable account charges of 2.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.121454	15.503610	9.79%	1,143	2006
	13.779112	14.121454	2.48%	1,143	2005
	12.789753	13.779112	7.74%	955	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.245580	13.655678	3.10%	210	2006
	12.549441	13.245580	5.55%	210	2005
	12.142002	12.549441	3.36%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.169665	17.143227	13.01%	0	2006
	14.281923	15.169665	6.22%	0	2005
	12.746907	14.281923	12.04%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.395752	15.233390	13.72%	0	2006
	13.174961	13.395752	1.68%	0	2005
	12.186801	13.174961	8.11%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.198526	17.982482	11.01%	0	2006
	15.627392	16.198526	3.65%	0	2005
	13.502003	15.627392	15.74%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.604697	15.448472	13.55%	0	2006
	13.390532	13.604697	1.60%	0	2005
	12.237370	13.390532	9.42%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.301021	18.554075	21.26%	0	2006
	13.916463	15.301021	9.95%	0	2005
	12.474199	13.916463	11.56%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.243539	14.861010	21.38%	0	2006
	11.148784	12.243539	9.82%	0	2005
	10.000000	11.148784	11.49%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.096173	12.968040	16.87%	0	2006
	10.000000	11.096173	10.96%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.438053	11.680932	-6.09%	1,260	2006
	12.547516	12.438053	-0.87%	1,260	2005
	11.672766	12.547516	7.49%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.927848	16.038864	15.16%	0	2006
	13.664522	13.927848	1.93%	0	2005
	12.312803	13.664522	10.98%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.242314	11.898203	5.83%	0	2006
	10.000000	11.242314	12.42%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.423066	10.292835	-1.25%	0	2006
	10.557506	10.423066	-1.27%	436	2005
	10.265149	10.557506	2.85%	436	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.387803	18.225887	11.22%	0	2006
	15.721199	16.387803	4.24%	0	2005
	13.269792	15.721199	18.47%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.076138	14.643919	11.99%	219	2006
	12.880598	13.076138	1.52%	365	2005
	12.008388	12.880598	7.26%	365	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.937337	13.484814	12.96%	2,765	2006
	11.794538	11.937337	1.21%	3,186	2005
	11.578890	11.794538	1.86%	656	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.997272	14.085397	0.63%	0	2006
	13.641274	13.997272	2.61%	0	2005
	12.638237	13.641274	7.94%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.375330	15.145228	13.23%	0	2006
	13.132267	13.375330	1.85%	0	2005
	12.338227	13.132267	6.44%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.172011	13.699522	12.55%	0	2006
	12.312912	12.172011	-1.14%	0	2005
	11.826685	12.312912	4.11%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.201373	2.01%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.831161	9.931232	1.02%	0	2006
	10.014740	9.831161	-1.83%	0	2005
	9.972182	10.014740	0.43%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.833557	16.127300	16.58%	0	2006
	13.479956	13.833557	2.62%	0	2005
	12.467627	13.479956	8.12%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.683920	13.140040	3.60%	0	2006
	12.367653	12.683920	2.56%	0	2005
	12.338678	12.367653	0.23%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.265166	20.910740	14.48%	0	2006
	15.818470	18.265166	15.47%	0	2005
	14.361896	15.818470	10.14%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.610993	14.442568	14.52%	0	2006
	10.925448	12.610993	15.43%	0	2005
	10.000000	10.925448	9.25%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.588257	16.885277	8.32%	1,126	2006
	13.747290	15.588257	13.39%	1,126	2005
	12.281426	13.747290	11.94%	940	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.043177	10.166563	1.23%	370	2006
	10.139560	10.043177	-0.95%	370	2005
	10.012138	10.139560	1.27%	370	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.187074	20.964602	9.26%	1,732	2006
	16.724783	19.187074	14.72%	2,054	2005
	13.802964	16.724783	21.17%	828	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.139025	18.199841	12.77%	654	2006
	16.209185	16.139025	-0.43%	1,062	2005
	14.648743	16.209185	10.65%	655	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.262786	15.034572	13.36%	0	2006
	10.000000	13.262786	32.63%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.594840	11.285675	6.52%	0	2006
	10.000000	10.594840	5.95%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.898691	11.834454	8.59%	0	2006
	10.000000	10.898691	8.99%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.104914	12.190040	9.77%	0	2006
	10.000000	11.104914	11.05%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.007185	10.07%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.075590	14.886954	13.85%	2,450	2006
	13.005516	13.075590	0.54%	2,298	2005
	12.054270	13.005516	7.89%	1,300	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.643589	18.926235	13.71%	0	2006
	15.741475	16.643589	5.73%	0	2005
	13.086999	15.741475	20.28%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.565818	15.655615	24.59%	0	2006
	10.000000	12.565818	25.66%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.040611	18.936735	18.05%	0	2006
	14.978170	16.040611	7.09%	0	2005
	13.000619	14.978170	15.21%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.214028	14.421179	18.07%	0	2006
	11.408797	12.214028	7.06%	0	2005
	10.000000	11.408797	14.09%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.696793	10.636680	9.69%	0	2006
	10.000000	9.696793	-3.03%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.923172	12.905812	8.24%	0	2006
	11.392831	11.923172	4.66%	0	2005
	10.823381	11.392831	5.26%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.490406	15.369835	6.07%	0	2006
	13.243551	14.490406	9.41%	0	2005
	11.549642	13.243551	14.67%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.859913	16.023529	7.83%	0	2006
	13.782638	14.859913	7.82%	0	2005
	12.071324	13.782638	14.18%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	19.879731	28.403592	42.88%	0	2006
	15.499666	19.879731	28.26%	0	2005
	13.435381	15.499666	15.36%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.479447	20.706048	43.00%	0	2006
	11.282595	14.479447	28.33%	0	2005
	10.000000	11.282595	12.83%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.573004	9.696717	1.29%	0	2006
	9.707882	9.573004	-1.39%	0	2005
	9.910320	9.707882	-2.04%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.196431	12.721833	4.31%	0	2006
	12.037929	12.196431	1.32%	0	2005
	11.363642	12.037929	5.93%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.995070	16.394070	17.14%	0	2006
	13.522497	13.995070	3.49%	0	2005
	12.115695	13.522497	11.61%	0	2004

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.456536	13.767669	2.31%	0	2006
	13.453192	13.456536	0.02%	0	2005
	12.371289	13.453192	8.75%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.531311	13.717844	18.96%	0	2006
	10.000000	11.531311	15.31%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.430456	17.170007	11.27%	0	2006
	13.994800	15.430456	10.26%	0	2005
	12.408314	13.994800	12.79%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.444702	12.341647	7.84%	0	2006
	10.000000	11.444702	14.45%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.887782	15.349909	10.53%	0	2006
	13.369827	13.887782	3.87%	0	2005
	12.142400	13.369827	10.11%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.360055	3.60%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.342338	3.42%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.639867	6.40%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.171033	1.71%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.619538	12.492809	7.52%	0	2006
	11.675400	11.619538	-0.48%	0	2005
	10.910077	11.675400	7.01%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.344229	11.121185	7.51%	0	2006
	10.000000	10.344229	3.44%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	23.732497	31.447881	32.51%	0	2006
	18.448949	23.732497	28.64%	0	2005
	15.759468	18.448949	17.07%	0	2004

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	14.987235	19.894675	32.74%	0	2006
	11.636799	14.987235	28.79%	0	2005
	10.000000	11.636799	16.37%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	15.284686	20.404469	33.50%	0	2006
	14.807486	15.284686	3.22%	0	2005
	11.758284	14.807486	25.93%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	14.251377	14.266847	0.11%	0	2006
	13.607925	14.251377	4.73%	0	2005
	12.370807	13.607925	10.00%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	16.651400	18.953800	13.83%	0	2006
	16.666066	16.651400	-0.09%	0	2005
	14.655152	16.666066	13.72%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	16.694020	18.134915	8.63%	0	2006
	15.332497	16.694020	8.88%	0	2005
	13.279559	15.332497	15.46%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	16.637664	19.421442	16.73%	0	2006
	15.449091	16.637664	7.69%	0	2005
	13.161241	15.449091	17.38%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	13.559455	13.501517	-0.43%	0	2006
	12.893287	13.559455	5.17%	0	2005
	12.331761	12.893287	4.55%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.267888	10.222370	-0.44%	0	2006
	9.759182	10.267888	5.21%	0	2005
	10.000000	9.759182	-2.41%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	13.384391	14.399764	7.59%	0	2006
	13.876441	13.384391	-3.55%	0	2005
	13.722729	13.876441	1.12%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.377741	11.217570	8.09%	0	2006
	10.759262	10.377741	-3.55%	0	2005
	10.000000	10.759262	7.59%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	9.941273	9.986568	0.46%	0	2006
	9.903636	9.941273	0.38%	0	2005
	9.867034	9.903636	0.37%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.636490	10.976822	3.20%	0	2006
	10.591762	10.636490	0.42%	0	2005
	10.412427	10.591762	1.72%	0	2004

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.555928	12.179419	5.40%	17,980	2006
	11.377460	11.555928	1.57%	17,979	2005
	10.923167	11.377460	4.16%	6,894	2004

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.518287	13.550279	8.24%	15,575	2006
	12.224533	12.518287	2.40%	16,020	2005
	11.481709	12.224533	6.47%	14,532	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.727793	15.284893	11.34%	71,215	2006
	13.189278	13.727793	4.08%	71,289	2005
	12.105231	13.189278	8.96%	62,436	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.616624	16.605254	13.61%	56,837	2006
	13.931417	14.616624	4.92%	64,223	2005
	12.569557	13.931417	10.83%	49,681	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.871586	15.850558	6.58%	0	2006
	13.958654	14.871586	6.54%	0	2005
	12.464573	13.958654	11.99%	0	2004

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.580955	9.735336	1.61%	0	2006
	9.600047	9.580955	-0.20%	0	2005
	9.797101	9.600047	-2.01%	0	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	15.534704	15.024513	-3.28%	0	2006
	14.307021	15.534704	8.58%	0	2005
	13.130422	14.307021	8.96%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.758307	7.58%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.288801	20.571100	18.99%	0	2006
	15.910146	17.288801	8.67%	0	2005
	13.640268	15.910146	16.64%	0	2004

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.359066	14.705923	18.99%	0	2006
	11.372039	12.359066	8.68%	0	2005
	10.000000	11.372039	13.72%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.874744	16.957482	6.82%	138	2006
	14.567992	15.874744	8.97%	385	2005
	12.950210	14.567992	12.49%	385	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	13.217161	14.569894	10.23%	0	2006
	12.702523	13.217161	4.05%	0	2005
	11.930892	12.702523	6.47%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.283056	16.044633	12.33%	2,806	2006
	14.134759	14.283056	1.05%	3,194	2005
	12.419804	14.134759	13.81%	605	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.729694	10.934729	1.91%	0	2006
	10.802415	10.729694	-0.67%	0	2005
	10.431942	10.802415	3.55%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	12.883906	13.486148	4.67%	0	2006
	12.639352	12.883906	1.93%	0	2005
	12.196491	12.639352	3.63%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.951115	20.479865	14.09%	0	2006
	16.190217	17.951115	10.88%	0	2005
	14.011298	16.190217	15.55%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.666971	14.455738	14.12%	0	2006
	11.425697	12.666971	10.86%	0	2005
	10.000000	11.425697	14.26%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.487704	12.197232	6.18%	0	2006
	11.585419	11.487704	-0.84%	0	2005
	10.961919	11.585419	5.69%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	13.067323	14.577174	11.55%	315	2006
	12.712792	13.067323	2.79%	315	2005
	11.983024	12.712792	6.09%	315	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	16.782352	18.704995	11.46%	0	2006
	15.735520	16.782352	6.65%	0	2005
	13.583359	15.735520	15.84%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.469048	15.176246	12.67%	0	2006
	13.167457	13.469048	2.29%	0	2005
	12.191947	13.167457	8.00%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.469723	19.206311	24.15%	0	2006
	14.183924	15.469723	9.07%	0	2005
	12.558447	14.183924	12.94%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.200292	12.504200	2.49%	224	2006
	11.874685	12.200292	2.74%	224	2005
	11.631345	11.874685	2.09%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.104047	11.800922	6.28%	183	2006
	10.000000	11.104047	11.04%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.438556	12.039375	15.34%	322	2006
	10.000000	10.438556	4.39%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.938848	10.050235	1.12%	134	2006
	10.000000	9.938848	-0.61%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.244667	10.313209	0.67%	0	2006
	10.140056	10.244667	1.03%	0	2005
	10.023880	10.140056	1.16%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.484279	15.600967	7.71%	0	2006
	13.287725	14.484279	9.00%	0	2005
	12.418758	13.287725	7.00%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.013002	26.782915	33.83%	0	2006
	17.633805	20.013002	13.49%	0	2005
	13.332280	17.633805	32.26%	0	2004

Additional Contract Options Elected (Total 2.85%)
(Variable account charges of 2.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.102089	15.474412	9.73%	0	2006
	13.767282	14.102089	2.43%	0	2005
	12.785354	13.767282	7.68%	0	2004
	10.000000	12.785354	27.85%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.227437	13.629968	3.04%	0	2006
	12.538680	13.227437	5.49%	0	2005
	12.137839	12.538680	3.30%	0	2004
	10.000000	12.137839	21.38%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.148876	17.110939	12.95%	0	2006
	14.269683	15.148876	6.16%	0	2005
	12.742545	14.269683	11.98%	0	2004
	10.000000	12.742545	27.43%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.377391	15.204715	13.66%	0	2006
	13.163653	13.377391	1.62%	0	2005
	12.182609	13.163653	8.05%	0	2004
	10.000000	12.182609	21.83%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.176364	17.948676	10.96%	0	2006
	15.614014	16.176364	3.60%	0	2005
	13.497375	15.614014	15.68%	0	2004
	10.000000	13.497375	34.97%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.586038	15.419378	13.49%	0	2006
	13.379040	13.586038	1.55%	0	2005
	12.233166	13.379040	9.37%	0	2004
	10.000000	12.233166	22.33%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.280046	18.519137	21.20%	0	2006
	13.904524	15.280046	9.89%	0	2005
	12.469917	13.904524	11.50%	0	2004
	10.000000	12.469917	24.70%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.233098	14.840726	21.32%	0	2006
	11.144990	12.233098	9.76%	0	2005
	10.000000	11.144990	11.45%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.092381	12.956969	16.81%	0	2006
	10.000000	11.092381	10.92%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.421006	11.658936	-6.14%	0	2006
	12.536747	12.421006	-0.92%	0	2005
	11.668755	12.536747	7.44%	0	2004
	10.000000	11.668755	16.69%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.908773	16.008676	15.10%	0	2006
	13.652808	13.908773	1.87%	0	2005
	12.308567	13.652808	10.92%	0	2004
	10.000000	12.308567	23.09%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.238494	11.888053	5.78%	0	2006
	10.000000	11.238494	12.38%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.407007	10.271707	-1.30%	0	2006
	10.546648	10.407007	-1.32%	0	2005
	10.259870	10.546648	2.80%	0	2004
	10.000000	10.259870	2.60%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.365384	18.191613	11.16%	0	2006
	15.707742	16.365384	4.19%	0	2005
	13.265244	15.707742	18.41%	0	2004
	10.000000	13.265244	32.65%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.058207	14.616330	11.93%	0	2006
	12.869541	13.058207	1.47%	0	2005
	12.004264	12.869541	7.21%	0	2004
	10.000000	12.004264	20.04%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.920985	13.459445	12.91%	0	2006
	11.784425	11.920985	1.16%	0	2005
	11.574914	11.784425	1.81%	0	2004
	10.000000	11.574914	15.75%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.978098	14.058876	0.58%	0	2006
	13.629578	13.978098	2.56%	0	2005
	12.633898	13.629578	7.88%	0	2004
	10.000000	12.633898	26.34%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.357021	15.116739	13.17%	0	2006
	13.121013	13.357021	1.80%	0	2005
	12.333989	13.121013	6.38%	0	2004
	10.000000	12.333989	23.34%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.155321	13.673729	12.49%	0	2006
	12.302329	12.155321	-1.19%	0	2005
	11.822615	12.302329	4.06%	0	2004
	10.000000	11.822615	18.23%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.197896	1.98%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.817682	9.912531	0.97%	0	2006
	10.006149	9.817682	-1.88%	0	2005
	9.968752	10.006149	0.38%	0	2004
	10.000000	9.968752	-0.31%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.814604	16.096959	16.52%	0	2006
	13.468397	13.814604	2.57%	0	2005
	12.463355	13.468397	8.06%	0	2004
	10.000000	12.463355	24.63%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.666537	13.115288	3.54%	0	2006
	12.357042	12.666537	2.50%	0	2005
	12.334446	12.357042	0.18%	0	2004
	10.000000	12.334446	23.34%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.240167	20.871412	14.43%	0	2006
	15.804913	18.240167	15.41%	0	2005
	14.356964	15.804913	10.09%	0	2004
	10.000000	14.356964	43.57%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.600232	14.422842	14.46%	0	2006
	10.921740	12.600232	15.37%	0	2005
	10.000000	10.921740	9.22%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.566881	16.853474	8.26%	0	2006
	13.735492	15.566881	13.33%	0	2005
	12.277211	13.735492	11.88%	0	2004
	10.000000	12.277211	22.77%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.029392	10.147401	1.18%	0	2006
	10.130851	10.029392	-1.00%	0	2005
	10.008692	10.130851	1.22%	0	2004
	10.000000	10.008692	0.09%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.160810	20.925157	9.21%	0	2006
	16.710445	19.160810	14.66%	0	2005
	13.798224	16.710445	21.11%	0	2004
	10.000000	13.798224	37.98%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.116930	18.165598	12.71%	0	2006
	16.195296	16.116930	-0.48%	0	2005
	14.643720	16.195296	10.60%	0	2004
	10.000000	14.643720	46.44%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.258264	15.021732	13.30%	0	2006
	10.000000	13.258264	32.58%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.591223	11.276041	6.47%	0	2006
	10.000000	10.591223	5.91%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.894980	11.824366	8.53%	0	2006
	10.000000	10.894980	8.95%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.101126	12.179627	9.72%	0	2006
	10.000000	11.101126	11.01%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.003433	10.03%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.057656	14.858915	13.79%	0	2006
	12.994360	13.057656	0.49%	0	2005
	12.050137	12.994360	7.84%	0	2004
	10.000000	12.050137	20.50%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.620804	18.890637	13.66%	0	2006
	15.727990	16.620804	5.68%	0	2005
	13.082512	15.727990	20.22%	0	2004
	10.000000	13.082512	30.83%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.561545	15.642267	24.53%	0	2006
	10.000000	12.561545	25.62%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.018642	18.901107	17.99%	0	2006
	14.965327	16.018642	7.04%	0	2005
	12.996160	14.965327	15.15%	0	2004
	10.000000	12.996160	29.96%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.203614	14.401492	18.01%	0	2006
	11.404916	12.203614	7.00%	0	2005
	10.000000	11.404916	14.05%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.693494	10.627603	9.64%	0	2006
	10.000000	9.693494	-3.07%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.906852	12.881541	8.19%	0	2006
	11.383070	11.906852	4.60%	0	2005
	10.819661	11.383070	5.21%	0	2004
	10.000000	10.819661	8.20%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.470548	15.340883	6.01%	0	2006
	13.232185	14.470548	9.36%	0	2005
	11.545669	13.232185	14.61%	0	2004
	10.000000	11.545669	15.46%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.839574	15.993382	7.78%	0	2006
	13.770838	14.839574	7.76%	0	2005
	12.067191	13.770838	14.12%	0	2004
	10.000000	12.067191	20.67%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	19.852517	28.350170	42.80%	0	2006
	15.486381	19.852517	28.19%	0	2005
	13.430764	15.486381	15.31%	0	2004
	10.000000	13.430764	34.31%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.467122	20.677818	42.93%	0	2006
	11.278764	14.467122	28.27%	0	2005
	10.000000	11.278764	12.79%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.559888	9.678464	1.24%	0	2006
	9.699565	9.559888	-1.44%	0	2005
	9.906912	9.699565	-2.09%	0	2004
	10.000000	9.906912	-0.93%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.179714	12.697865	4.25%	0	2006
	12.027601	12.179714	1.26%	0	2005
	11.359727	12.027601	5.88%	0	2004
	10.000000	11.359727	13.60%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.975865	16.363186	17.08%	0	2006
	13.510880	13.975865	3.44%	0	2005
	12.111525	13.510880	11.55%	0	2004
	10.000000	12.111525	21.12%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.438103	13.741763	2.26%	0	2006
	13.441656	13.438103	-0.03%	0	2005
	12.367041	13.441656	8.69%	0	2004
	10.000000	12.367041	23.67%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.527383	13.706124	18.90%	0	2006
	10.000000	11.527383	15.27%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.406699	17.134766	11.22%	0	2006
	13.980420	15.406699	10.20%	0	2005
	12.401943	13.980420	12.73%	0	2004
	10.000000	12.401943	24.02%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.440812	12.331119	7.78%	0	2006
	10.000000	11.440812	14.41%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.868737	15.320993	10.47%	0	2006
	13.358352	13.868737	3.82%	0	2005
	12.138234	13.358352	10.05%	0	2004
	10.000000	12.138234	21.38%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.356520	3.57%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.338814	3.39%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.636230	6.36%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.167563	1.68%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.603605	12.469291	7.46%	0	2006
	11.665375	11.603605	-0.53%	0	2005
	10.906328	11.665375	6.96%	0	2004
	10.000000	10.906328	9.06%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.340700	11.111696	7.46%	0	2006
	10.000000	10.340700	3.41%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	23.699996	31.388707	32.44%	0	2006
	18.433128	23.699996	28.57%	0	2005
	15.754061	18.433128	17.01%	0	2004
	10.000000	15.754061	57.54%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	14.974442	19.867500	32.68%	0	2006
	11.632834	14.974442	28.73%	0	2005
	10.000000	11.632834	16.33%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	15.263774	20.366102	33.43%	0	2006
	14.794802	15.263774	3.17%	0	2005
	11.754246	14.794802	25.87%	0	2004
	10.000000	11.754246	17.54%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	14.231869	14.240003	0.06%	0	2006
	13.596267	14.231869	4.67%	0	2005
	12.366565	13.596267	9.94%	0	2004
	10.000000	12.366565	23.67%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	16.628596	18.918131	13.77%	0	2006
	16.651779	16.628596	-0.14%	0	2005
	14.650131	16.651779	13.66%	0	2004
	10.000000	14.650131	46.50%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	16.671145	18.100779	8.58%	0	2006
	15.319338	16.671145	8.82%	0	2005
	13.274994	15.319338	15.40%	0	2004
	10.000000	13.274994	32.75%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	16.614898	19.384910	16.67%	0	2006
	15.435861	16.614898	7.64%	0	2005
	13.156728	15.435861	17.32%	0	2004
	10.000000	13.156728	31.57%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	13.540880	13.476102	-0.48%	0	2006
	12.882228	13.540880	5.11%	0	2005
	12.327520	12.882228	4.50%	0	2004
	10.000000	12.327520	23.28%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.259128	10.208414	-0.49%	0	2006
	9.755864	10.259128	5.16%	0	2005
	10.000000	9.755864	-2.44%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	13.366066	14.372668	7.53%	0	2006
	13.864555	13.366066	-3.60%	0	2005
	13.718029	13.864555	1.07%	0	2004
	10.000000	13.718029	37.18%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.368904	11.202265	8.04%	0	2006
	10.755609	10.368904	-3.60%	0	2005
	10.000000	10.755609	7.56%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	9.927655	9.967778	0.40%	0	2006
	9.895140	9.927655	0.33%	0	2005
	9.863646	9.895140	0.32%	0	2004
	10.000000	9.863646	-1.36%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.621905	10.956141	3.15%	0	2006
	10.582671	10.621905	0.37%	0	2005
	10.408847	10.582671	1.67%	0	2004
	10.000000	10.408847	4.09%	0	2003*

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.540093	12.156484	5.34%	0	2006
	11.367702	11.540093	1.52%	0	2005
	10.919414	11.367702	4.11%	0	2004
	10.000000	10.919414	9.19%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.501130	13.524766	8.19%	1,929	2006
	12.214046	12.501130	2.35%	1,929	2005
	11.477768	12.214046	6.41%	1,929	2004
	10.000000	11.477768	14.78%	1,929	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.708969	15.256095	11.29%	0	2006
	13.177970	13.708969	4.03%	0	2005
	12.101075	13.177970	8.90%	0	2004
	10.000000	12.101075	21.01%	0	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.596597	16.573999	13.55%	0	2006
	13.919470	14.596597	4.86%	0	2005
	12.565241	13.919470	10.78%	0	2004
	10.000000	12.565241	25.65%	0	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.851217	15.820730	6.53%	0	2006
	13.946680	14.851217	6.49%	0	2005
	12.460291	13.946680	11.93%	0	2004
	10.000000	12.460291	24.60%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.566609	9.715772	1.56%	0	2006
	9.590593	9.566609	-0.25%	0	2005
	9.792489	9.590593	-2.06%	0	2004
	10.000000	9.792489	-2.08%	0	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	15.513430	14.996232	-3.33%	0	2006
	14.294760	15.513430	8.53%	0	2005
	13.125934	14.294760	8.90%	0	2004
	10.000000	13.125934	31.26%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.754640	7.55%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.265128	20.532404	18.92%	0	2006
	15.896508	17.265128	8.61%	0	2005
	13.635582	15.896508	16.58%	0	2004
	10.000000	13.635582	36.36%	0	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.348532	14.685857	18.93%	0	2006
	11.368174	12.348532	8.62%	0	2005
	10.000000	11.368174	13.68%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.853004	16.925572	6.77%	0	2006
	14.555500	15.853004	8.91%	0	2005
	12.945767	14.555500	12.43%	0	2004
	10.000000	12.945767	29.46%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	13.199042	14.542462	10.18%	0	2006
	12.691615	13.199042	4.00%	0	2005
	11.926791	12.691615	6.41%	0	2004
	10.000000	11.926791	19.27%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.263491	16.014427	12.28%	0	2006
	14.122639	14.263491	1.00%	0	2005
	12.415544	14.122639	13.75%	0	2004
	10.000000	12.415544	24.16%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.714977	10.914125	1.86%	0	2006
	10.793138	10.714977	-0.72%	0	2005
	10.428357	10.793138	3.50%	0	2004
	10.000000	10.428357	4.28%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	12.866230	13.460732	4.62%	0	2006
	12.628498	12.866230	1.88%	0	2005
	12.192301	12.628498	3.58%	0	2004
	10.000000	12.192301	21.92%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.926533	20.441325	14.03%	0	2006
	16.176333	17.926533	10.82%	0	2005
	14.006480	16.176333	15.49%	0	2004
	10.000000	14.006480	40.06%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.656176	14.435995	14.06%	0	2006
	11.421809	12.656176	10.81%	0	2005
	10.000000	11.421809	14.22%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.471978	12.174283	6.12%	0	2006
	11.575495	11.471978	-0.89%	0	2005
	10.958158	11.575495	5.63%	0	2004
	10.000000	10.958158	9.58%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	13.049418	14.549733	11.50%	0	2006
	12.701899	13.049418	2.74%	0	2005
	11.978907	12.701899	6.04%	0	2004
	10.000000	11.978907	19.79%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	16.759374	18.669804	11.40%	0	2006
	15.722038	16.759374	6.60%	0	2005
	13.578705	15.722038	15.78%	0	2004
	10.000000	13.578705	35.79%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.450598	15.147670	12.62%	0	2006
	13.156167	13.450598	2.24%	0	2005
	12.187758	13.156167	7.95%	0	2004
	10.000000	12.187758	21.88%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.448511	19.170153	24.09%	0	2006
	14.171750	15.448511	9.01%	0	2005
	12.554124	14.171750	12.89%	0	2004
	10.000000	12.554124	25.54%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.183574	12.480649	2.44%	0	2006
	11.864499	12.183574	2.69%	0	2005
	11.627345	11.864499	2.04%	0	2004
	10.000000	11.627345	16.27%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.100267	11.790863	6.22%	0	2006
	10.000000	11.100267	11.00%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.435000	12.029100	15.28%	0	2006
	10.000000	10.435000	4.35%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.935459	10.041653	1.07%	0	2006
	10.000000	9.935459	-0.65%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.230641	10.293809	0.62%	0	2006
	10.131364	10.230641	0.98%	0	2005
	10.020441	10.131364	1.11%	0	2004
	10.000000	10.020441	0.20%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.461970	15.568941	7.65%	0	2006
	13.274069	14.461970	8.95%	0	2005
	12.412379	13.274069	6.94%	0	2004
	10.000000	12.412379	24.12%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	19.982221	26.728022	33.76%	0	2006
	17.615706	19.982221	13.43%	0	2005
	13.325440	17.615706	32.20%	0	2004
	10.000000	13.325440	33.25%	0	2003*

Additional Contract Options Elected (Total 2.90%)
(Variable account charges of 2.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.082772	15.445290	9.68%	0	2006
	13.755481	14.082772	2.38%	0	2005
	12.780967	13.755481	7.62%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.209319	13.604316	2.99%	0	2006
	12.527929	13.209319	5.44%	0	2005
	12.133668	12.527929	3.25%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.128125	17.078741	12.89%	0	2006
	14.257436	15.128125	6.11%	0	2005
	12.738161	14.257436	11.93%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.359058	15.176090	13.60%	0	2006
	13.152366	13.359058	1.57%	0	2005
	12.178430	13.152366	8.00%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.154216	17.914891	10.90%	0	2006
	15.600628	16.154216	3.55%	0	2005
	13.492749	15.600628	15.62%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.567446	15.390378	13.44%	0	2006
	13.367576	13.567446	1.50%	0	2005
	12.228964	13.367576	9.31%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.259105	18.484272	21.14%	0	2006
	13.892599	15.259105	9.84%	0	2005
	12.465623	13.892599	11.45%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.222665	14.820471	21.25%	0	2006
	11.141201	12.222665	9.71%	0	2005
	10.000000	11.141201	11.41%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.088599	12.945901	16.75%	255	2006
	10.000000	11.088599	10.89%	255	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.403985	11.636986	-6.18%	229	2006
	12.525993	12.403985	-0.97%	229	2005
	11.664747	12.525993	7.38%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.889704	15.978534	15.04%	0	2006
	13.641091	13.889704	1.82%	0	2005
	12.304334	13.641091	10.86%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.234659	11.877890	5.73%	0	2006
	10.000000	11.234659	12.35%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.390962	10.250604	-1.35%	1,173	2006
	10.535795	10.390962	-1.37%	1,173	2005
	10.254590	10.535795	2.74%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.342953	18.157352	11.10%	0	2006
	15.694264	16.342953	4.13%	0	2005
	13.260690	15.694264	18.35%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.040322	14.588820	11.87%	0	2006
	12.858506	13.040322	1.41%	0	2005
	12.000142	12.858506	7.15%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.904638	13.434090	12.85%	0	2006
	11.774304	11.904638	1.11%	0	2005
	11.570934	11.774304	1.76%	0	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.958952	14.032413	0.53%	0	2006
	13.617890	13.958952	2.50%	0	2005
	12.629559	13.617890	7.83%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.338695	15.088254	13.12%	0	2006
	13.109750	13.338695	1.75%	0	2005
	12.329751	13.109750	6.33%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.138671	13.647992	12.43%	0	2006
	12.291793	12.138671	-1.25%	0	2005
	11.818555	12.291793	4.00%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.194422	1.94%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.804217	9.893854	0.91%	0	2006
	9.997561	9.804217	-1.93%	0	2005
	9.965327	9.997561	0.32%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.795673	16.066649	16.46%	378	2006
	13.456846	13.795673	2.52%	378	2005
	12.459069	13.456846	8.01%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.649189	13.090608	3.49%	0	2006
	12.346444	12.649189	2.45%	0	2005
	12.330205	12.346444	0.13%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.215158	20.832105	14.37%	0	2006
	15.791349	18.215158	15.35%	0	2005
	14.352034	15.791349	10.03%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.589481	14.403139	14.41%	0	2006
	10.918019	12.589481	15.31%	0	2005
	10.000000	10.918019	9.18%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.545572	16.821769	8.21%	582	2006
	13.723723	15.545572	13.28%	582	2005
	12.272996	13.723723	11.82%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.015658	10.128315	1.12%	9,362	2006
	10.122163	10.015658	-1.05%	3,901	2005
	10.005256	10.122163	1.17%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.134542	20.885751	9.15%	364	2006
	16.696106	19.134542	14.60%	364	2005
	13.793477	16.696106	21.04%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.094853	18.131407	12.65%	0	2006
	16.181416	16.094853	-0.53%	0	2005
	14.638700	16.181416	10.54%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.253757	15.008928	13.24%	0	2006
	10.000000	13.253757	32.54%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.587614	11.266401	6.41%	0	2006
	10.000000	10.587614	5.88%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.891253	11.814257	8.47%	12,201	2006
	10.000000	10.891253	8.91%	12,201	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.097340	12.169241	9.66%	1,883	2006
	10.000000	11.097340	10.97%	1,883	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	10.999677	10.00%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.039769	14.830946	13.74%	454	2006
	12.983211	13.039769	0.44%	454	2005
	12.045993	12.983211	7.78%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.598023	18.855057	13.60%	0	2006
	15.714493	16.598023	5.62%	0	2005
	13.078014	15.714493	20.16%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.557258	15.628896	24.46%	0	2006
	10.000000	12.557258	25.57%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.996704	18.865540	17.93%	0	2006
	14.952499	15.996704	6.98%	0	2005
	12.991703	14.952499	15.09%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.193209	14.381842	17.95%	4,576	2006
	11.401040	12.193209	6.95%	1,801	2005
	10.000000	11.401040	14.01%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.690179	10.618516	9.58%	0	2006
	10.000000	9.690179	-3.10%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.890510	12.857250	8.13%	0	2006
	11.373293	11.890510	4.55%	0	2005
	10.815940	11.373293	5.15%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.450732	15.312013	5.96%	0	2006
	13.220843	14.450732	9.30%	0	2005
	11.541708	13.220843	14.55%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.819240	15.963282	7.72%	0	2006
	13.759029	14.819240	7.71%	0	2005
	12.063045	13.759029	14.06%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	19.825334	28.296833	42.73%	0	2006
	15.473111	19.825334	28.13%	0	2005
	13.426165	15.473111	15.25%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.454788	20.649599	42.86%	1,524	2006
	11.274929	14.454788	28.20%	0	2005
	10.000000	11.274929	12.75%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.546777	9.660236	1.19%	9,101	2006
	9.691239	9.546777	-1.49%	0	2005
	9.903507	9.691239	-2.14%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.163031	12.673971	4.20%	0	2006
	12.017285	12.163031	1.21%	0	2005
	11.355831	12.017285	5.82%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.956727	16.332392	17.02%	0	2006
	13.499305	13.956727	3.39%	0	2005
	12.107371	13.499305	11.50%	0	2004

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.419688	13.715880	2.21%	0	2006
	13.430116	13.419688	-0.08%	0	2005
	12.362790	13.430116	8.63%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.523451	13.694417	18.84%	9,285	2006
	10.000000	11.523451	15.23%	2,583	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.382955	17.099587	11.16%	0	2006
	13.966047	15.382955	10.15%	0	2005
	12.395570	13.966047	12.67%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.436904	12.320585	7.73%	0	2006
	10.000000	11.436904	14.37%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.849765	15.292170	10.41%	11,318	2006
	13.346916	13.849765	3.77%	3,934	2005
	12.134069	13.346916	10.00%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.352988	3.53%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.335279	3.35%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.632602	6.33%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.164081	1.64%	1,417	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.587708	12.445815	7.41%	0	2006
	11.655376	11.587708	-0.58%	0	2005
	10.902580	11.655376	6.90%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.337176	11.102217	7.40%	0	2006
	10.000000	10.337176	3.37%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	23.667553	31.329657	32.37%	0	2006
	18.417335	23.667553	28.51%	0	2005
	15.748667	18.417335	16.95%	0	2004

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	14.961672	19.840375	32.61%	0	2006
	11.628878	14.961672	28.66%	0	2005
	10.000000	11.628878	16.29%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	15.242822	20.327720	33.36%	0	2006
	14.782091	15.242822	3.12%	0	2005
	11.750192	14.782091	25.80%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	14.212372	14.213183	0.01%	0	2006
	13.584600	14.212372	4.62%	0	2005
	12.362310	13.584600	9.89%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	16.605827	18.882526	13.71%	0	2006
	16.637516	16.605827	-0.19%	0	2005
	14.645102	16.637516	13.60%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	16.648325	18.066722	8.52%	1,627	2006
	15.306215	16.648325	8.77%	578	2005
	13.270446	15.306215	15.34%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	16.592118	19.348407	16.61%	0	2006
	15.422614	16.592118	7.58%	0	2005
	13.152205	15.422614	17.26%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	13.522315	13.450725	-0.53%	0	2006
	12.871172	13.522315	5.06%	0	2005
	12.323283	12.871172	4.45%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.250372	10.194456	-0.55%	0	2006
	9.752536	10.250372	5.10%	0	2005
	10.000000	9.752536	-2.47%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	13.347747	14.345610	7.48%	0	2006
	13.852672	13.347747	-3.64%	0	2005
	13.713318	13.852672	1.02%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.360060	11.186955	7.98%	0	2006
	10.751957	10.360060	-3.64%	0	2005
	10.000000	10.751957	7.52%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	9.914054	9.949017	0.35%	9,511	2006
	9.886658	9.914054	0.28%	3,946	2005
	9.860251	9.886658	0.27%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.607328	10.935500	3.09%	7,524	2006
	10.573577	10.607328	0.32%	0	2005
	10.405257	10.573577	1.62%	0	2004

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.524270	12.133582	5.29%	5,563	2006
	11.357949	11.524270	1.46%	3,407	2005
	10.915663	11.357949	4.05%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.483991	13.499289	8.13%	126,855	2006
	12.203565	12.483991	2.30%	48,867	2005
	11.473815	12.203565	6.36%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.690198	15.227391	11.23%	39,090	2006
	13.166672	13.690198	3.98%	39,525	2005
	12.096924	13.166672	8.84%	6,779	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.576583	16.542776	13.49%	44,446	2006
	13.907522	14.576583	4.81%	45,820	2005
	12.560927	13.907522	10.72%	4,744	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.830885	15.790949	6.47%	4,940	2006
	13.934731	14.830885	6.43%	2,059	2005
	12.456019	13.934731	11.87%	0	2004

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.552274	9.696233	1.51%	1,398	2006
	9.581141	9.552274	-0.30%	3,615	2005
	9.787876	9.581141	-2.11%	0	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	15.492183	14.967996	-3.38%	0	2006
	14.282499	15.492183	8.47%	0	2005
	13.121426	14.282499	8.85%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.750967	7.51%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.241481	20.493766	18.86%	0	2006
	15.882898	17.241481	8.55%	0	2005
	13.630908	15.882898	16.52%	0	2004

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.338001	14.665811	18.87%	4,912	2006
	11.364307	12.338001	8.57%	2,101	2005
	10.000000	11.364307	13.64%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.831280	16.893707	6.71%	0	2006
	14.543012	15.831280	8.86%	0	2005
	12.941316	14.543012	12.38%	0	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	13.180964	14.515092	10.12%	10,406	2006
	12.680737	13.180964	3.94%	3,757	2005
	11.922694	12.680737	6.36%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.243936	15.984278	12.22%	8,027	2006
	14.110530	14.243936	0.95%	4,191	2005
	12.411279	14.110530	13.69%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.700276	10.893552	1.81%	0	2006
	10.783870	10.700276	-0.78%	0	2005
	10.424765	10.783870	3.44%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	12.848610	13.435402	4.57%	661	2006
	12.617678	12.848610	1.83%	661	2005
	12.188116	12.617678	3.52%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.901961	20.402828	13.97%	0	2006
	16.162460	17.901961	10.76%	0	2005
	14.001678	16.162460	15.43%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.645362	14.416256	14.00%	0	2006
	11.417920	12.645362	10.75%	0	2005
	10.000000	11.417920	14.18%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.456241	12.151338	6.07%	0	2006
	11.565559	11.456241	-0.95%	0	2005
	10.954392	11.565559	5.58%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	13.031540	14.522344	11.44%	10,844	2006
	12.690995	13.031540	2.68%	3,799	2005
	11.974785	12.690995	5.98%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	16.736436	18.634685	11.34%	1,963	2006
	15.708576	16.736436	6.54%	574	2005
	13.574057	15.708576	15.72%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.432161	15.119153	12.56%	0	2006
	13.144882	13.432161	2.19%	0	2005
	12.183573	13.144882	7.89%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.427356	19.134074	24.03%	0	2006
	14.159595	15.427356	8.95%	0	2005
	12.549818	14.159595	12.83%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.166878	12.457162	2.39%	0	2006
	11.854318	12.166878	2.64%	0	2005
	11.623350	11.854318	1.99%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.096477	11.780778	6.17%	216	2006
	10.000000	11.096477	10.96%	216	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.431436	12.018820	15.22%	0	2006
	10.000000	10.431436	4.31%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.932069	10.033075	1.02%	0	2006
	10.000000	9.932069	-0.68%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.216599	10.274400	0.57%	7,247	2006
	10.122660	10.216599	0.93%	2,987	2005
	10.016986	10.122660	1.05%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.439659	15.536948	7.60%	0	2006
	13.260395	14.439659	8.89%	0	2005
	12.405989	13.260395	6.89%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	19.951427	26.673154	33.69%	0	2006
	17.597589	19.951427	13.38%	0	2005
	13.318588	17.597589	32.13%	0	2004

Additional Contract Options Elected (Total 2.95%)
(Variable account charges of 2.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.063464	15.416198	9.62%	743	2006
	13.743679	14.063464	2.33%	743	2005
	12.776581	13.743679	7.57%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.191217	13.578698	2.94%	824	2006
	12.517189	13.191217	5.38%	824	2005
	12.129507	12.517189	3.20%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.107382	17.046563	12.84%	717	2006
	14.245194	15.107382	6.05%	717	2005
	12.733783	14.245194	11.87%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.340748	15.147501	13.54%	0	2006
	13.141080	13.340748	1.52%	0	2005
	12.174249	13.141080	7.94%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.132048	17.881134	10.84%	0	2006
	15.587227	16.132048	3.50%	0	2005
	13.488105	15.587227	15.56%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.548825	15.361347	13.38%	0	2006
	13.356098	13.548825	1.44%	0	2005
	12.224760	13.356098	9.25%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.238179	18.449453	21.07%	0	2006
	13.880674	15.238179	9.78%	0	2005
	12.461347	13.880674	11.39%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.212211	14.800201	21.19%	0	2006
	11.137401	12.212211	9.65%	0	2005
	10.000000	11.137401	11.37%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.084819	12.934852	16.69%	0	2006
	10.000000	11.084819	10.85%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.387000	11.615071	-6.23%	0	2006
	12.515259	12.387000	-1.02%	0	2005
	11.660746	12.515259	7.33%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.870673	15.948450	14.98%	0	2006
	13.629395	13.870673	1.77%	0	2005
	12.300119	13.629395	10.81%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.230829	11.867748	5.67%	0	2006
	10.000000	11.230829	12.31%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.374932	10.229535	-1.40%	0	2006
	10.524947	10.374932	-1.43%	0	2005
	10.249311	10.524947	2.69%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.320582	18.123187	11.04%	0	2006
	15.680816	16.320582	4.08%	0	2005
	13.256138	15.680816	18.29%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.022426	14.561317	11.82%	0	2006
	12.847460	13.022426	1.36%	0	2005
	11.996017	12.847460	7.10%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.888318	13.408775	12.79%	0	2006
	11.764206	11.888318	1.05%	0	2005
	11.566955	11.764206	1.71%	0	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.939809	14.005971	0.47%	0	2006
	13.606201	13.939809	2.45%	0	2005
	12.625221	13.606201	7.77%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.320413	15.059842	13.06%	0	2006
	13.098507	13.320413	1.69%	0	2005
	12.325521	13.098507	6.27%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.122027	13.622285	12.38%	0	2006
	12.281237	12.122027	-1.30%	0	2005
	11.814494	12.281237	3.95%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.190937	1.91%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.790765	9.875201	0.86%	0	2006
	9.988969	9.790765	-1.98%	0	2005
	9.961892	9.988969	0.27%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.776764	16.036397	16.40%	0	2006
	13.445300	13.776764	2.47%	0	2005
	12.454790	13.445300	7.95%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.631845	13.065942	3.44%	0	2006
	12.335850	12.631845	2.40%	0	2005
	12.325979	12.335850	0.08%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.190186	20.792856	14.31%	0	2006
	15.777797	18.190186	15.29%	0	2005
	14.347105	15.777797	9.97%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.578753	14.383473	14.35%	0	2006
	10.914304	12.578753	15.25%	0	2005
	10.000000	10.914304	9.14%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.524254	16.790060	8.15%	0	2006
	13.711943	15.524254	13.22%	0	2005
	12.268778	13.711943	11.76%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.001915	10.109218	1.07%	0	2006
	10.113473	10.001915	-1.10%	0	2005
	10.001808	10.113473	1.12%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.108331	20.846437	9.10%	0	2006
	16.681794	19.108331	14.55%	610	2005
	13.788746	16.681794	20.98%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.072781	18.097253	12.60%	0	2006
	16.167524	16.072781	-0.59%	654	2005
	14.633668	16.167524	10.48%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.249240	14.996100	13.18%	0	2006
	10.000000	13.249240	32.49%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.584006	11.256789	6.36%	0	2006
	10.000000	10.584006	5.84%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.887542	11.804171	8.42%	0	2006
	10.000000	10.887542	8.88%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.093553	12.158832	9.60%	0	2006
	10.000000	11.093553	10.94%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	10.995917	9.96%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.021890	14.803007	13.68%	1,645	2006
	12.972076	13.021890	0.38%	0	2005
	12.041853	12.972076	7.72%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.575282	18.819567	13.54%	0	2006
	15.701020	16.575282	5.57%	0	2005
	13.073524	15.701020	20.10%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.552973	15.615558	24.40%	0	2006
	10.000000	12.552973	25.53%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.974763	18.830000	17.87%	0	2006
	14.939663	15.974763	6.93%	0	2005
	12.987233	14.939663	15.03%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.182802	14.362187	17.89%	0	2006
	11.397159	12.182802	6.89%	0	2005
	10.000000	11.397159	13.97%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.686868	10.609446	9.52%	0	2006
	10.000000	9.686868	-3.13%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.874220	12.833053	8.07%	0	2006
	11.363538	11.874220	4.49%	0	2005
	10.812225	11.363538	5.10%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.430909	15.283153	5.91%	0	2006
	13.209490	14.430909	9.25%	0	2005
	11.537740	13.209490	14.49%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.798918	15.933206	7.66%	0	2006
	13.747213	14.798918	7.65%	0	2005
	12.058897	13.747213	14.00%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	19.798149	28.243527	42.66%	0	2006
	15.459824	19.798149	28.06%	0	2005
	13.421543	15.459824	15.19%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.442455	20.621396	42.78%	0	2006
	11.271093	14.442455	28.14%	0	2005
	10.000000	11.271093	12.71%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.533675	9.642015	1.14%	0	2006
	9.682910	9.533675	-1.54%	0	2005
	9.900100	9.682910	-2.19%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.146358	12.650097	4.15%	0	2006
	12.006977	12.146358	1.16%	0	2005
	11.351938	12.006977	5.77%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.937597	16.301638	16.96%	0	2006
	13.487721	13.937597	3.34%	0	2005
	12.103214	13.487721	11.44%	0	2004

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.401289	13.690037	2.15%	0	2006
	13.418595	13.401289	-0.13%	0	2005
	12.358545	13.418595	8.58%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.519520	13.682718	18.78%	0	2006
	10.000000	11.519520	15.20%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.359255	17.064462	11.10%	0	2006
	13.951690	15.359255	10.09%	0	2005
	12.389202	13.951690	12.61%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.433004	12.310047	7.67%	0	2006
	10.000000	11.433004	14.33%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.830761	15.263359	10.36%	0	2006
	13.335445	13.830761	3.71%	0	2005
	12.129890	13.335445	9.94%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.349455	3.49%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.331751	3.32%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.628974	6.29%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.160608	1.61%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.571819	12.422370	7.35%	0	2006
	11.645370	11.571819	-0.63%	0	2005
	10.898830	11.645370	6.85%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.333647	11.092730	7.35%	0	2006
	10.000000	10.333647	3.34%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	23.635117	31.270657	32.31%	0	2006
	18.401538	23.635117	28.44%	0	2005
	15.743263	18.401538	16.89%	0	2004

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	14.948912	19.813291	32.54%	0	2006
	11.624907	14.948912	28.59%	0	2005
	10.000000	11.624907	16.25%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	15.221917	20.289429	33.29%	0	2006
	14.769408	15.221917	3.06%	0	2005
	11.746152	14.769408	25.74%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	14.192893	14.186413	-0.05%	0	2006
	13.572952	14.192893	4.57%	0	2005
	12.358072	13.572952	9.83%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	16.583045	18.846948	13.65%	0	2006
	16.623226	16.583045	-0.24%	0	2005
	14.640063	16.623226	13.55%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	16.625491	18.032670	8.46%	0	2006
	15.293080	16.625491	8.71%	0	2005
	13.265886	15.293080	15.28%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	16.569348	19.311939	16.55%	0	2006
	15.409356	16.569348	7.53%	0	2005
	13.147672	15.409356	17.20%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	13.503767	13.425362	-0.58%	0	2006
	12.860115	13.503767	5.01%	0	2005
	12.319048	12.860115	4.39%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.241625	10.180516	-0.60%	0	2006
	9.749213	10.241625	5.05%	0	2005
	10.000000	9.749213	-2.51%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	13.329437	14.318579	7.42%	0	2006
	13.840770	13.329437	-3.69%	0	2005
	13.708607	13.840770	0.96%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.351199	11.171653	7.93%	0	2006
	10.748282	10.351199	-3.69%	0	2005
	10.000000	10.748282	7.48%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	9.900449	9.930258	0.30%	0	2006
	9.878155	9.900449	0.23%	0	2005
	9.856856	9.878155	0.22%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.592776	10.914890	3.04%	0	2006
	10.564498	10.592776	0.27%	0	2005
	10.401676	10.564498	1.57%	0	2004

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.508453	12.110717	5.23%	0	2006
	11.348188	11.508453	1.41%	0	2005
	10.911909	11.348188	4.00%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.466888	13.473882	8.08%	0	2006
	12.193093	12.466888	2.25%	0	2005
	11.469885	12.193093	6.31%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.671407	15.198681	11.17%	2,722	2006
	13.155358	13.671407	3.92%	2,722	2005
	12.092762	13.155358	8.79%	633	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.556624	16.511643	13.43%	5,228	2006
	13.895611	14.556624	4.76%	5,228	2005
	12.556618	13.895611	10.66%	1,438	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.810554	15.761202	6.42%	0	2006
	13.922770	14.810554	6.38%	0	2005
	12.451739	13.922770	11.81%	0	2004

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.537960	9.676733	1.45%	0	2006
	9.571698	9.537960	-0.35%	0	2005
	9.783266	9.571698	-2.16%	0	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	15.470933	14.939789	-3.43%	0	2006
	14.270238	15.470933	8.41%	0	2005
	13.116907	14.270238	8.79%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.747304	7.47%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.217846	20.455168	18.80%	0	2006
	15.869263	17.217846	8.50%	0	2005
	13.626227	15.869263	16.46%	0	2004

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.327458	14.645759	18.81%	0	2006
	11.360434	12.327458	8.51%	0	2005
	10.000000	11.360434	13.60%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.809563	16.861860	6.66%	0	2006
	14.530524	15.809563	8.80%	0	2005
	12.936875	14.530524	12.32%	0	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	13.162881	14.487740	10.07%	0	2006
	12.669858	13.162881	3.89%	0	2005
	11.918603	12.669858	6.30%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.224408	15.954173	12.16%	0	2006
	14.098420	14.224408	0.89%	0	2005
	12.407007	14.098420	13.63%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.685595	10.873019	1.75%	0	2006
	10.774600	10.685595	-0.83%	0	2005
	10.421178	10.774600	3.39%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	12.830984	13.410075	4.51%	0	2006
	12.606837	12.830984	1.78%	0	2005
	12.183925	12.606837	3.47%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.877412	20.364400	13.91%	0	2006
	16.148596	17.877412	10.71%	0	2005
	13.996866	16.148596	15.37%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.634568	14.396554	13.95%	0	2006
	11.414028	12.634568	10.69%	0	2005
	10.000000	11.414028	14.14%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.440542	12.128469	6.01%	0	2006
	11.555632	11.440542	-1.00%	0	2005
	10.950629	11.555632	5.52%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	13.013685	14.494993	11.38%	0	2006
	12.680111	13.013685	2.63%	0	2005
	11.970677	12.680111	5.93%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	16.713479	18.599571	11.28%	0	2006
	15.695084	16.713479	6.49%	0	2005
	13.569384	15.695084	15.67%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.413747	15.090676	12.50%	0	2006
	13.133600	13.413747	2.13%	0	2005
	12.179388	13.133600	7.83%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.406195	19.098030	23.96%	0	2006
	14.147445	15.406195	8.90%	0	2005
	12.545504	14.147445	12.77%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.150188	12.433676	2.33%	0	2006
	11.844146	12.150188	2.58%	0	2005
	11.619356	11.844146	1.93%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.092700	11.770717	6.11%	0	2006
	10.000000	11.092700	10.93%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.427875	12.008550	15.16%	0	2006
	10.000000	10.427875	4.28%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.928677	10.024498	0.97%	0	2006
	10.000000	9.928677	-0.71%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.202582	10.255045	0.51%	0	2006
	10.113961	10.202582	0.88%	0	2005
	10.013541	10.113961	1.00%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.417397	15.505032	7.54%	0	2006
	13.246746	14.417397	8.84%	0	2005
	12.399593	13.246746	6.83%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	19.920683	26.618400	33.62%	0	2006
	17.579500	19.920683	13.32%	0	2005
	13.311750	17.579500	32.06%	0	2004

Additional Contract Options Elected (Total 3.00%)
(Variable account charges of 3.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.044173	15.387143	9.56%	0	2006
	13.731881	14.044173	2.27%	0	2005
	12.772184	13.731881	7.51%	0	2004
	10.000000	12.772184	27.72%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.173108	13.553086	2.88%	0	2006
	12.506429	13.173108	5.33%	0	2005
	12.125334	12.506429	3.14%	0	2004
	10.000000	12.125334	21.25%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.086644	17.014412	12.78%	0	2006
	14.232956	15.086644	6.00%	0	2005
	12.729398	14.232956	11.81%	0	2004
	10.000000	12.729398	27.29%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.322441	15.118942	13.48%	0	2006
	13.129797	13.322441	1.47%	0	2005
	12.170062	13.129797	7.89%	0	2004
	10.000000	12.170062	21.70%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.109928	17.847442	10.79%	0	2006
	15.573848	16.109928	3.44%	0	2005
	13.483465	15.573848	15.50%	0	2004
	10.000000	13.483465	34.83%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.530245	15.332417	13.32%	0	2006
	13.344635	13.530245	1.39%	0	2005
	12.220559	13.344635	9.20%	0	2004
	10.000000	12.220559	22.21%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.217279	18.414683	21.01%	0	2006
	13.868763	15.217279	9.72%	0	2005
	12.457066	13.868763	11.33%	0	2004
	10.000000	12.457066	24.57%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.201804	14.779987	21.13%	0	2006
	11.133617	12.201804	9.59%	0	2005
	10.000000	11.133617	11.34%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.081032	12.923783	16.63%	0	2006
	10.000000	11.081032	10.81%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.369972	11.593156	-6.28%	0	2006
	12.504494	12.369972	-1.08%	0	2005
	11.656728	12.504494	7.27%	0	2004
	10.000000	11.656728	16.57%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.851642	15.918394	14.92%	0	2006
	13.617689	13.851642	1.72%	0	2005
	12.295881	13.617689	10.75%	0	2004
	10.000000	12.295881	22.96%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.227000	11.857597	5.62%	0	2006
	10.000000	11.227000	12.27%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.358916	10.208498	-1.45%	0	2006
	10.514102	10.358916	-1.48%	265	2005
	10.244027	10.514102	2.64%	570	2004
	10.000000	10.244027	2.44%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.298183	18.089017	10.99%	0	2006
	15.667349	16.298183	4.03%	0	2005
	13.251580	15.667349	18.23%	0	2004
	10.000000	13.251580	32.52%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.004561	14.533868	11.76%	0	2006
	12.836430	13.004561	1.31%	270	2005
	11.991891	12.836430	7.04%	782	2004
	10.000000	11.991891	19.92%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.872011	13.383510	12.73%	0	2006
	11.754107	11.872011	1.00%	0	2005
	11.562979	11.754107	1.65%	0	2004
	10.000000	11.562979	15.63%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.920690	13.979570	0.42%	0	2006
	13.594518	13.920690	2.40%	0	2005
	12.620879	13.594518	7.71%	0	2004
	10.000000	12.620879	26.21%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.302143	15.031453	13.00%	0	2006
	13.087265	13.302143	1.64%	0	2005
	12.321287	13.087265	6.22%	0	2004
	10.000000	12.321287	23.21%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.105400	13.596609	12.32%	0	2006
	12.270685	12.105400	-1.35%	0	2005
	11.810432	12.270685	3.90%	0	2004
	10.000000	11.810432	18.10%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.187464	1.87%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.777323	9.856585	0.81%	0	2006
	9.980384	9.777323	-2.03%	0	2005
	9.958461	9.980384	0.22%	0	2004
	10.000000	9.958461	-0.42%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.757877	16.006173	16.34%	0	2006
	13.433771	13.757877	2.41%	0	2005
	12.450518	13.433771	7.90%	0	2004
	10.000000	12.450518	24.51%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.614528	13.041325	3.38%	0	2006
	12.325260	12.614528	2.35%	0	2005
	12.321736	12.325260	0.03%	0	2004
	10.000000	12.321736	23.22%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.165258	20.753700	14.25%	0	2006
	15.764268	18.165258	15.23%	0	2005
	14.342175	15.764268	9.92%	0	2004
	10.000000	14.342175	43.42%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.567998	14.363796	14.29%	0	2006
	10.910580	12.567998	15.19%	0	2005
	10.000000	10.910580	9.11%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.502973	16.758440	8.10%	0	2006
	13.700175	15.502973	13.16%	307	2005
	12.264561	13.700175	11.71%	397	2004
	10.000000	12.264561	22.65%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.988168	10.090136	1.02%	0	2006
	10.104772	9.988168	-1.15%	0	2005
	9.998360	10.104772	1.06%	0	2004
	10.000000	9.998360	-0.02%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.082135	20.807151	9.04%	0	2006
	16.667474	19.082135	14.49%	154	2005
	13.784006	16.667474	20.92%	600	2004
	10.000000	13.784006	37.84%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.050754	18.063175	12.54%	0	2006
	16.153653	16.050754	-0.64%	139	2005
	14.628647	16.153653	10.42%	198	2004
	10.000000	14.628647	46.29%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.244735	14.983295	13.13%	0	2006
	10.000000	13.244735	32.45%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.580382	11.247150	6.30%	0	2006
	10.000000	10.580382	5.80%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.883823	11.794078	8.36%	0	2006
	10.000000	10.883823	8.84%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.089775	12.148444	9.55%	0	2006
	10.000000	11.089775	10.90%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	10.992170	9.92%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.004019	14.775106	13.62%	0	2006
	12.960924	13.004019	0.33%	0	2005
	12.037719	12.960924	7.67%	0	2004
	10.000000	12.037719	20.38%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.552545	18.784090	13.48%	0	2006
	15.687533	16.552545	5.51%	0	2005
	13.069029	15.687533	20.04%	0	2004
	10.000000	13.069029	30.36%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.548694	15.602208	24.33%	0	2006
	10.000000	12.548694	25.49%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.952834	18.794486	17.81%	0	2006
	14.926826	15.952834	6.87%	0	2005
	12.982764	14.926826	14.97%	0	2004
	10.000000	12.982764	29.83%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.172389	14.342545	17.83%	0	2006
	11.393278	12.172389	6.84%	0	2005
	10.000000	11.393278	13.93%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.683554	10.600367	9.47%	0	2006
	10.000000	9.683554	-3.16%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.857903	12.808832	8.02%	0	2006
	11.353765	11.857903	4.44%	0	2005
	10.808494	11.353765	5.04%	0	2004
	10.000000	10.808494	8.08%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.411129	15.254372	5.85%	0	2006
	13.198153	14.411129	9.19%	0	2005
	11.533772	13.198153	14.43%	0	2004
	10.000000	11.533772	15.34%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.778610	15.903169	7.61%	0	2006
	13.735407	14.778610	7.59%	0	2005
	12.054751	13.735407	13.94%	0	2004
	10.000000	12.054751	20.55%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	19.770989	28.190307	42.58%	0	2006
	15.446543	19.770989	28.00%	0	2005
	13.416937	15.446543	15.13%	0	2004
	10.000000	13.416937	34.17%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.430126	20.593210	42.71%	0	2006
	11.267251	14.430126	28.07%	0	2005
	10.000000	11.267251	12.67%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.520585	9.623829	1.08%	0	2006
	9.674583	9.520585	-1.59%	0	2005
	9.896690	9.674583	-2.24%	0	2004
	10.000000	9.896690	-1.03%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.129688	12.626246	4.09%	0	2006
	11.996655	12.129688	1.11%	0	2005
	11.348022	11.996655	5.72%	0	2004
	10.000000	11.348022	13.48%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.918460	16.270888	16.90%	0	2006
	13.476133	13.918460	3.28%	0	2005
	12.099045	13.476133	11.38%	0	2004
	10.000000	12.099045	20.99%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.382905	13.664225	2.10%	0	2006
	13.407076	13.382905	-0.18%	0	2005
	12.354291	13.407076	8.52%	0	2004
	10.000000	12.354291	23.54%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.515595	13.671044	18.72%	0	2006
	10.000000	11.515595	15.16%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.335553	17.029385	11.05%	0	2006
	13.937311	15.335553	10.03%	0	2005
	12.382824	13.937311	12.55%	0	2004
	10.000000	12.382824	23.83%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.429104	12.299533	7.62%	0	2006
	10.000000	11.429104	14.29%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.811769	15.234573	10.30%	0	2006
	13.323991	13.811769	3.66%	154	2005
	12.125720	13.323991	9.88%	172	2004
	10.000000	12.125720	21.26%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.345915	3.46%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.328221	3.28%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.625350	6.25%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.157143	1.57%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.555941	12.398960	7.30%	0	2006
	11.635371	11.555941	-0.68%	0	2005
	10.895081	11.635371	6.79%	0	2004
	10.000000	10.895081	8.95%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.330125	11.083244	7.29%	0	2006
	10.000000	10.330125	3.30%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	23.602724	31.211765	32.24%	0	2006
	18.385742	23.602724	28.38%	0	2005
	15.737851	18.385742	16.82%	0	2004
	10.000000	15.737851	57.38%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	14.936138	19.786180	32.47%	0	2006
	11.620950	14.936138	28.53%	0	2005
	10.000000	11.620950	16.21%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	15.201056	20.251226	33.22%	0	2006
	14.756746	15.201056	3.01%	0	2005
	11.742117	14.756746	25.67%	0	2004
	10.000000	11.742117	17.42%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	14.173418	14.159664	-0.10%	0	2006
	13.561289	14.173418	4.51%	0	2005
	12.353823	13.561289	9.77%	0	2004
	10.000000	12.353823	23.54%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	16.560293	18.811410	13.59%	0	2006
	16.608962	16.560293	-0.29%	0	2005
	14.635046	16.608962	13.49%	0	2004
	10.000000	14.635046	46.35%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	16.602704	17.998708	8.41%	0	2006
	15.279962	16.602704	8.66%	0	2005
	13.261330	15.279962	15.22%	0	2004
	10.000000	13.261330	32.61%	0	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	16.546643	19.275564	16.49%	0	2006
	15.396146	16.546643	7.47%	0	2005
	13.143162	15.396146	17.14%	0	2004
	10.000000	13.143162	31.43%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	13.485238	13.400062	-0.63%	0	2006
	12.849077	13.485238	4.95%	0	2005
	12.314820	12.849077	4.34%	0	2004
	10.000000	12.314820	23.15%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.232874	10.166600	-0.65%	0	2006
	9.745889	10.232874	5.00%	0	2005
	10.000000	9.745889	-2.54%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	13.311177	14.291610	7.37%	0	2006
	13.828908	13.311177	-3.74%	0	2005
	13.703908	13.828908	0.91%	0	2004
	10.000000	13.703908	37.04%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.342363	11.156378	7.87%	0	2006
	10.744627	10.342363	-3.74%	0	2005
	10.000000	10.744627	7.45%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	9.886846	9.911521	0.25%	0	2006
	9.869660	9.886846	0.17%	0	2005
	9.853456	9.869660	0.16%	0	2004
	10.000000	9.853456	-1.47%	0	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.578245	10.894316	2.99%	0	2006
	10.555429	10.578245	0.22%	0	2005
	10.398101	10.555429	1.51%	0	2004
	10.000000	10.398101	3.98%	0	2003*

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.492659	12.087882	5.18%	0	2006
	11.338438	11.492659	1.36%	0	2005
	10.908148	11.338438	3.94%	0	2004
	10.000000	10.908148	9.08%	0	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.449767	13.448467	8.02%	0	2006
	12.182617	12.449767	2.19%	7,544	2005
	11.465926	12.182617	6.25%	8,308	2004
	10.000000	11.465926	14.66%	8,991	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.652670	15.170057	11.11%	3,524	2006
	13.144074	13.652670	3.87%	3,525	2005
	12.088607	13.144074	8.73%	3,525	2004
	10.000000	12.088607	20.89%	0	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.536645	16.480522	13.37%	21,304	2006
	13.883674	14.536645	4.70%	21,559	2005
	12.552297	13.883674	10.61%	19,859	2004
	10.000000	12.552297	25.52%	0	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.790227	15.731486	6.36%	0	2006
	13.910807	14.790227	6.32%	0	2005
	12.447452	13.910807	11.76%	0	2004
	10.000000	12.447452	24.47%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.523654	9.657254	1.40%	0	2006
	9.562255	9.523654	-0.40%	0	2005
	9.778653	9.562255	-2.12%	0	2004
	10.000000	9.778653	-2.21%	0	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	15.449721	14.911641	-3.48%	0	2006
	14.257994	15.449721	8.36%	0	2005
	13.112408	14.257994	8.74%	0	2004
	10.000000	13.112408	31.12%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.743629	7.44%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.194222	20.416599	18.74%	0	2006
	15.855639	17.194222	8.44%	0	2005
	13.621535	15.855639	16.40%	0	2004
	10.000000	13.621535	36.22%	0	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.316928	14.625730	18.74%	0	2006
	11.356562	12.316928	8.46%	0	2005
	10.000000	11.356562	13.57%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.787890	16.830087	6.60%	0	2006
	14.518050	15.787890	8.75%	203	2005
	12.932427	14.518050	12.26%	0	2004
	10.000000	12.932427	29.32%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	13.144831	14.460442	10.01%	0	2006
	12.658973	13.144831	3.84%	0	2005
	11.914497	12.658973	6.25%	0	2004
	10.000000	11.914497	19.14%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.204881	15.924078	12.10%	0	2006
	14.086302	14.204881	0.84%	221	2005
	12.402737	14.086302	13.57%	1,259	2004
	10.000000	12.402737	24.03%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.670945	10.852545	1.70%	0	2006
	10.765359	10.670945	-0.88%	0	2005
	10.417585	10.765359	3.34%	0	2004
	10.000000	10.417585	4.18%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	12.813390	13.384802	4.46%	0	2006
	12.596024	12.813390	1.73%	0	2005
	12.179745	12.596024	3.42%	0	2004
	10.000000	12.179745	21.80%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.852904	20.326030	13.85%	0	2006
	16.134732	17.852904	10.65%	0	2005
	13.992061	16.134732	15.31%	0	2004
	10.000000	13.992061	39.92%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.623796	14.376897	13.89%	0	2006
	11.410155	12.623796	10.64%	0	2005
	10.000000	11.410155	14.10%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.424828	12.105578	5.96%	0	2006
	11.545695	11.424828	-1.05%	0	2005
	10.946842	11.545695	5.47%	0	2004
	10.000000	10.946842	9.47%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.995821	14.467660	11.33%	0	2006
	12.669212	12.995821	2.58%	0	2005
	11.966557	12.669212	5.87%	0	2004
	10.000000	11.966557	19.67%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	16.690577	18.564541	11.23%	0	2006
	15.681628	16.690577	6.43%	0	2005
	13.564722	15.681628	15.61%	0	2004
	10.000000	13.564722	35.65%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.395341	15.062228	12.44%	0	2006
	13.122322	13.395341	2.08%	0	2005
	12.175198	13.122322	7.78%	0	2004
	10.000000	12.175198	21.75%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.385074	19.062055	23.90%	0	2006
	14.135312	15.385074	8.84%	0	2005
	12.541188	14.135312	12.71%	0	2004
	10.000000	12.541188	25.41%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.133523	12.410247	2.28%	0	2006
	11.833977	12.133523	2.53%	0	2005
	11.615366	11.833977	1.88%	0	2004
	10.000000	11.615366	16.15%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.088903	11.760651	6.06%	0	2006
	10.000000	11.088903	10.89%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.424316	11.998293	15.10%	0	2006
	10.000000	10.424316	4.24%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.925287	10.015926	0.91%	0	2006
	10.000000	9.925287	-0.75%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.188567	10.235700	0.46%	0	2006
	10.105264	10.188567	0.82%	0	2005
	10.010085	10.105264	0.95%	0	2004
	10.000000	10.010085	0.10%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.395157	15.473146	7.49%	0	2006
	13.233122	14.395157	8.78%	0	2005
	12.393221	13.233122	6.78%	0	2004
	10.000000	12.393221	23.93%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	19.889979	26.563733	33.55%	0	2006
	17.561416	19.889979	13.26%	0	2005
	13.304898	17.561416	31.99%	0	2004
	10.000000	13.304898	33.05%	0	2003*

Additional Contract Options Elected (Total 3.05%)
(Variable account charges of 3.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.024896	15.358119	9.51%	0	2006
	13.720077	14.024896	2.22%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.155023	13.527515	2.83%	0	2006
	12.495677	13.155023	5.28%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.065938	16.982332	12.72%	0	2006
	14.220731	15.065938	5.94%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.304149	15.090430	13.43%	0	2006
	13.118507	13.304149	1.42%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.087833	17.813803	10.73%	0	2006
	15.560477	16.087833	3.39%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.511680	15.303510	13.26%	0	2006
	13.333169	13.511680	1.34%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	10.342924	10.187497	-1.50%	0	2006
	10.503268	10.342924	-1.53%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.191358	14.759736	21.07%	0	2006
	11.129815	12.191358	9.54%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.077248	12.912730	16.57%	0	2006
	10.000000	11.077248	10.77%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.353008	11.571290	-6.33%	0	2006
	12.493754	12.353008	-1.13%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.832637	15.888380	14.86%	0	2006
	13.605989	13.832637	1.67%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.223169	11.847465	5.56%	0	2006
	10.000000	11.223169	12.23%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.342924	10.187497	-1.50%	0	2006
	10.503268	10.342924	-1.53%	0	2005

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.275820	18.054903	10.93%	0	2006
	15.653891	16.275820	3.97%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.986721	14.506479	11.70%	0	2006
	12.825416	12.986721	1.26%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.855702	13.358262	12.67%	0	2006
	11.743997	11.855702	0.95%	0	2005

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.901582	13.953202	0.37%	0	2006
	13.582835	13.901582	2.35%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.283879	15.003107	12.94%	0	2006
	13.076013	13.283879	1.59%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.088782	13.570975	12.26%	0	2006
	12.260146	12.088782	-1.40%	0	2005

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.183977	1.84%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.763885	9.837975	0.76%	0	2006
	9.971792	9.763885	-2.08%	0	2005

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.738980	15.975986	16.28%	0	2006
	13.422219	13.738980	2.36%	0	2005

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.597190	13.016709	3.33%	0	2006
	12.314666	12.597190	2.29%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.140323	20.714557	14.19%	0	2006
	15.750728	18.140323	15.17%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.557266	14.344150	14.23%	0	2006
	10.906865	12.557266	15.13%	0	2005

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.481705	16.726857	8.04%	0	2006
	13.688404	15.481705	13.10%	0	2005

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.974452	10.071106	0.97%	509	2006
	10.096081	9.974452	-1.20%	0	2005

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.055946	20.767909	8.98%	0	2006
	16.653163	19.055946	14.43%	0	2005

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.028731	18.029113	12.48%	0	2006
	16.139789	16.028731	-0.69%	0	2005

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.240214	14.970489	13.07%	0	2006
	10.000000	13.240214	32.40%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.576779	11.237539	6.25%	0	2006
	10.000000	10.576779	5.77%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.880107	11.783983	8.31%	0	2006
	10.000000	10.880107	8.80%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.085983	12.138037	9.49%	0	2006
	10.000000	11.085983	10.86%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	10.988416	9.88%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.986180	14.747256	13.56%	0	2006
	12.949799	12.986180	0.28%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.529818	18.748659	13.42%	0	2006
	15.674053	16.529818	5.46%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.544417	15.588874	24.27%	0	2006
	10.000000	12.544417	25.44%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.930952	18.759067	17.75%	0	2006
	14.914014	15.930952	6.82%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.161980	14.322911	17.77%	463	2006
	11.389395	12.161980	6.78%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.680244	10.591300	9.41%	0	2006
	10.000000	9.680244	-3.20%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.841643	12.784697	7.96%	0	2006
	11.344015	11.841643	4.39%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.391319	15.225548	5.80%	0	2006
	13.186795	14.391319	9.13%	0	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.758334	15.873189	7.55%	0	2006
	13.723602	14.758334	7.54%	0	2005

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	19.743894	28.137209	42.51%	0	2006
	15.433291	19.743894	27.93%	0	2005

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.417797	20.565041	42.64%	116	2006
	11.263410	14.417797	28.01%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.507505	9.605668	1.03%	320	2006
	9.666257	9.507505	-1.64%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.113033	12.602420	4.04%	0	2006
	11.986346	12.113033	1.06%	0	2005

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.899376	16.240234	16.84%	0	2006
	13.464569	13.899376	3.23%	0	2005

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.364553	13.638474	2.05%	0	2006
	13.395567	13.364553	-0.23%	0	2005

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.511655	13.659335	18.66%	911	2006
	10.000000	11.511655	15.12%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.311903	16.994375	10.99%	0	2006
	13.922966	15.311903	9.98%	0	2005

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.425204	12.289015	7.56%	0	2006
	10.000000	11.425204	14.25%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.792806	15.205838	10.24%	933	2006
	13.312530	13.792806	3.61%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.342374	3.42%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.324698	3.25%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.621720	6.22%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.153665	1.54%	214	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.540060	12.375547	7.24%	0	2006
	11.625358	11.540060	-0.73%	0	2005

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.326583	11.073758	7.24%	0	2006
	10.000000	10.326583	3.27%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	23.570360	31.152959	32.17%	0	2006
	18.369962	23.570360	28.31%	0	2005

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	14.923387	19.759136	32.40%	0	2006
	11.616994	14.923387	28.46%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	15.180196	20.213049	33.15%	0	2006
	14.744073	15.180196	2.96%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	14.153989	14.132992	-0.15%	0	2006
	13.549656	14.153989	4.46%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	16.537581	18.775958	13.54%	0	2006
	16.594702	16.537581	-0.34%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	16.579922	17.964765	8.35%	124	2006
	15.266837	16.579922	8.60%	0	2005

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	16.523940	19.239230	16.43%	0	2006
	15.382919	16.523940	7.42%	0	2005

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	13.466713	13.374762	-0.68%	0	2006
	12.838026	13.466713	4.90%	0	2005

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.224123	10.152683	-0.70%	0	2006
	9.742565	10.224123	4.94%	0	2005

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	13.292904	14.264644	7.31%	0	2006
	13.817029	13.292904	-3.79%	0	2005

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.333516	11.141111	7.82%	0	2006
	10.740957	10.333516	-3.79%	0	2005

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	9.873261	9.892799	0.20%	517	2006
	9.861171	9.873261	0.12%	0	2005

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.563712	10.873756	2.93%	0	2006
	10.546352	10.563712	0.16%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.476876	12.065080	5.13%	0	2006
	11.328687	11.476876	1.31%	0	2005

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.432684	13.423110	7.97%	0	2006
	12.172148	12.432684	2.14%	0	2005

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.633921	15.141442	11.06%	5,552	2006
	13.132773	13.633921	3.82%	5,552	2005

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.516696	16.449446	13.31%	6,577	2006
	13.871742	14.516696	4.65%	0	2005

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.769913	15.701801	6.31%	410	2006
	13.898852	14.769913	6.27%	0	2005

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.509364	9.637806	1.35%	0	2006
	9.552817	9.509364	-0.45%	0	2005

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	15.428523	14.883522	-3.53%	0	2006
	14.245745	15.428523	8.30%	0	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.739954	7.40%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.170621	20.378104	18.68%	0	2006
	15.842009	17.170621	8.39%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.306414	14.605732	18.68%	448	2006
	11.352698	12.306414	8.40%	0	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.766228	16.798370	6.55%	0	2006
	14.505585	15.766228	8.69%	0	2005

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	13.126787	14.433162	9.95%	829	2006
	12.648095	13.126787	3.78%	0	2005

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.185389	15.894059	12.05%	611	2006
	14.074206	14.185389	0.79%	0	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.656287	10.832059	1.65%	0	2006
	10.756090	10.656287	-0.93%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	12.795820	13.359581	4.41%	0	2006
	12.585214	12.795820	1.67%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.828423	20.287724	13.79%	0	2006
	16.120891	17.828423	10.59%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.612994	14.357210	13.83%	0	2006
	11.406251	12.612994	10.58%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.409132	12.082741	5.90%	0	2006
	11.535765	11.409132	-1.10%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.977969	14.440366	11.27%	900	2006
	12.658320	12.977969	2.53%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	16.667678	18.529530	11.17%	179	2006
	15.668160	16.667678	6.38%	0	2005

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.376958	15.033833	12.39%	0	2006
	13.111050	13.376958	2.03%	0	2005

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.363941	19.026074	23.84%	0	2006
	14.123153	15.363941	8.79%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.116873	12.386836	2.23%	0	2006
	11.823804	12.116873	2.48%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.085119	11.750589	6.00%	0	2006
	10.000000	11.085119	10.85%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.420765	11.988033	15.04%	0	2006
	10.000000	10.420765	4.21%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.921892	10.007353	0.86%	0	2006
	10.000000	9.921892	-0.78%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.174578	10.216391	0.41%	401	2006
	10.096572	10.174578	0.77%	0	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.372918	15.441312	7.43%	0	2006
	13.219470	14.372918	8.73%	0	2005

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	19.859297	26.509145	33.48%	0	2006
	17.543336	19.859297	13.20%	0	2005

Additional Contract Options Elected (Total 3.10%)
(Variable account charges of 3.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.005639	15.329139	9.45%	0	2006
	13.708297	14.005639	2.17%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.136963	13.502003	2.78%	0	2006
	12.484939	13.136963	5.22%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.045252	16.950287	12.66%	0	2006
	14.208510	15.045252	5.89%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.285870	15.061957	13.37%	0	2006
	13.107223	13.285870	1.36%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.065746	17.780205	10.67%	0	2006
	15.547106	16.065746	3.34%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.493120	15.274633	13.20%	0	2006
	13.321705	13.493120	1.29%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.175524	18.345285	20.89%	0	2006
	13.844936	15.175524	9.61%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.180931	14.739538	21.01%	0	2006
	11.126018	12.180931	9.48%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.073466	12.901691	16.51%	0	2006
	10.000000	11.073466	10.73%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.336048	11.549456	-6.38%	0	2006
	12.483024	12.336048	-1.18%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.813641	15.858411	14.80%	0	2006
	13.594297	13.813641	1.61%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.219332	11.837321	5.51%	0	2006
	10.000000	11.219332	12.19%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.326944	10.166527	-1.55%	0	2006
	10.492436	10.326944	-1.58%	0	2005

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.253488	18.020861	10.87%	0	2006
	15.640441	16.253488	3.92%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.968901	14.479129	11.64%	0	2006
	12.814400	12.968901	1.21%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.839445	13.333094	12.62%	0	2006
	11.733920	11.839445	0.90%	0	2005

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.882491	13.926865	0.32%	0	2006
	13.571167	13.882491	2.29%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.072164	13.545346	12.20%	0	2006
	12.249599	12.072164	-1.45%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.072164	13.545346	12.20%	0	2006
	12.249599	12.072164	-1.45%	0	2005

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.180494	1.80%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.750478	9.819422	0.71%	0	2006
	9.963215	9.750478	-2.14%	0	2005

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.720116	15.945844	16.22%	0	2006
	13.410680	13.720116	2.31%	0	2005

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.579914	12.992170	3.28%	0	2006
	12.304098	12.579914	2.24%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.115422	20.675483	14.13%	0	2006
	15.737183	18.115422	15.11%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.546512	14.324501	14.17%	0	2006
	10.903135	12.546512	15.07%	0	2005

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.460443	16.695293	7.99%	0	2006
	13.676636	15.460443	13.04%	0	2005

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.960755	10.052096	0.92%	1,747	2006
	10.087403	9.960755	-1.26%	0	2005

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.029782	20.728729	8.93%	0	2006
	16.638846	19.029782	14.37%	0	2005

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.006713	17.995089	12.42%	0	2006
	16.125908	16.006713	-0.74%	0	2005

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.235693	14.957678	13.01%	0	2006
	10.000000	13.235693	32.36%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.573159	11.227925	6.19%	0	2006
	10.000000	10.573159	5.73%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.876394	11.773904	8.25%	0	2006
	10.000000	10.876394	8.76%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.082197	12.127667	9.43%	0	2006
	10.000000	11.082197	10.82%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	10.984659	9.85%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.968351	14.719429	13.50%	0	2006
	12.938669	12.968351	0.23%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.507141	18.713312	13.36%	0	2006
	15.660591	16.507141	5.41%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.540124	15.575535	24.21%	0	2006
	10.000000	12.540124	25.40%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.909084	18.723686	17.69%	0	2006
	14.901196	15.909084	6.76%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.151583	14.303304	17.71%	1,589	2006
	11.385510	12.151583	6.73%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.676941	10.582240	9.36%	0	2006
	10.000000	9.676941	-3.23%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.825372	12.760566	7.91%	0	2006
	11.334260	11.825372	4.33%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.371580	15.196861	5.74%	0	2006
	13.175480	14.371580	9.08%	0	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.738065	15.843227	7.50%	0	2006
	13.711811	14.738065	7.48%	0	2005

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	19.716764	28.084109	42.44%	0	2006
	15.420009	19.716764	27.86%	0	2005

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.405472	20.536907	42.56%	397	2006
	11.259564	14.405472	27.94%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.494437	9.587526	0.98%	1,098	2006
	9.657941	9.494437	-1.69%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.096390	12.578640	3.99%	0	2006
	11.976042	12.096390	1.00%	0	2005

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.880274	16.209574	16.78%	0	2006
	13.452981	13.880274	3.18%	0	2005

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.346213	13.612747	2.00%	0	2006
	13.384063	13.346213	-0.28%	0	2005

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.507729	13.647656	18.60%	3,123	2006
	10.000000	11.507729	15.08%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.288235	16.959381	10.93%	0	2006
	13.908602	15.288235	9.92%	0	2005

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.421300	12.278506	7.51%	0	2006
	10.000000	11.421300	14.21%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.773885	15.177163	10.19%	3,201	2006
	13.301110	13.773885	3.55%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.338853	3.39%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.321165	3.21%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.618081	6.18%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.150195	1.50%	734	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.524223	12.352212	7.18%	0	2006
	11.615364	11.524223	-0.78%	0	2005

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.323053	11.064275	7.18%	0	2006
	10.000000	10.323053	3.23%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	23.538009	31.094195	32.10%	0	2006
	18.354177	23.538009	28.24%	0	2005

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	14.910641	19.732101	32.34%	0	2006
	11.613032	14.910641	28.40%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	15.159338	20.174887	33.09%	0	2006
	14.731398	15.159338	2.90%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	14.134552	14.106303	-0.20%	0	2006
	13.538009	14.134552	4.41%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	16.514876	18.740532	13.48%	0	2006
	16.580442	16.514876	-0.40%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	16.557154	17.930864	8.30%	425	2006
	15.253704	16.557154	8.55%	0	2005

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	16.501250	19.202931	16.37%	0	2006
	15.369704	16.501250	7.36%	0	2005

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	13.448232	13.349536	-0.73%	0	2006
	12.827005	13.448232	4.84%	0	2005

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.215381	10.138783	-0.75%	0	2006
	9.739237	10.215381	4.89%	0	2005

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	13.274644	14.237727	7.26%	0	2006
	13.805150	13.274644	-3.84%	0	2005

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.324695	11.125874	7.76%	0	2006
	10.737296	10.324695	-3.84%	0	2005

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	9.859690	9.874128	0.15%	1,774	2006
	9.852684	9.859690	0.07%	0	2005

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.549197	10.853226	2.88%	0	2006
	10.537287	10.549197	0.11%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.461131	12.042332	5.07%	0	2006
	11.318966	11.461131	1.26%	0	2005

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.415604	13.397773	7.91%	8,338	2006
	12.161677	12.415604	2.09%	8,338	2005

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.615209	15.112881	11.00%	1,082	2006
	13.121486	13.615209	3.76%	1,082	2005

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.496756	16.418390	13.26%	15,538	2006
	13.859809	14.496756	4.60%	15,538	2005

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.749638	15.672179	6.25%	1,407	2006
	13.886902	14.749638	6.21%	0	2005

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.495091	9.618391	1.30%	0	2006
	9.543386	9.495091	-0.51%	0	2005

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	15.407317	14.855415	-3.58%	0	2006
	14.233490	15.407317	8.25%	0	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.736284	7.36%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.147031	20.339644	18.62%	0	2006
	15.828386	17.147031	8.33%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.295894	14.585742	18.62%	1,535	2006
	11.348831	12.295894	8.35%	0	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.744582	16.766665	6.49%	0	2006
	14.493118	15.744582	8.63%	0	2005

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	13.108776	14.405951	9.90%	2,846	2006
	12.637236	13.108776	3.73%	0	2005

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.165893	15.864045	11.99%	2,097	2006
	14.062094	14.165893	0.74%	0	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.641635	10.811610	1.60%	0	2006
	10.746841	10.641635	-0.98%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	12.778234	13.334361	4.35%	0	2006
	12.574383	12.778234	1.62%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.803936	20.249435	13.74%	0	2006
	16.107036	17.803936	10.54%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.602226	14.337576	13.77%	0	2006
	11.402376	12.602226	10.52%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.393454	12.059929	5.85%	0	2006
	11.525843	11.393454	-1.15%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.960166	14.413133	11.21%	3,088	2006
	12.647460	12.960166	2.47%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	16.644797	18.494580	11.11%	615	2006
	15.654699	16.644797	6.32%	0	2005

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.358581	15.005451	12.33%	0	2006
	13.099775	13.358581	1.98%	0	2005

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.342852	18.990187	23.77%	0	2006
	14.111015	15.342852	8.73%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.100219	12.363454	2.18%	0	2006
	11.813630	12.100219	2.43%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.081330	11.740531	5.95%	0	2006
	10.000000	11.081330	10.81%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.417194	11.977768	14.98%	0	2006
	10.000000	10.417194	4.17%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.918501	9.998790	0.81%	0	2006
	10.000000	9.918501	-0.81%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.160587	10.197094	0.36%	1,377	2006
	10.087881	10.160587	0.72%	0	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.350761	15.409580	7.38%	0	2006
	13.205871	14.350761	8.67%	0	2005

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	19.828628	26.454616	33.42%	0	2006
	17.525250	19.828628	13.14%	0	2005

Additional Contract Options Elected (Total 3.15%)
(Variable account charges of 3.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	13.986370	15.300185	9.39%	0	2006
	13.696488	13.986370	2.12%	0	2005
	12.759008	13.696488	7.35%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.118914	13.476504	2.73%	0	2006
	12.474207	13.118914	5.17%	0	2005
	12.112815	12.474207	2.98%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.024584	16.918293	12.60%	0	2006
	14.196290	15.024584	5.83%	0	2005
	12.716265	14.196290	11.64%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.267619	15.033521	13.31%	0	2006
	13.095955	13.267619	1.31%	0	2005
	12.157495	13.095955	7.72%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.043674	17.746638	10.61%	0	2006
	15.533743	16.043674	3.28%	0	2005
	13.469566	15.533743	15.32%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.474590	15.245810	13.14%	0	2006
	13.310253	13.474590	1.23%	0	2005
	12.207943	13.310253	9.03%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.154694	18.310680	20.83%	0	2006
	13.833041	15.154694	9.55%	0	2005
	12.444211	13.833041	11.16%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.170518	14.719368	20.94%	0	2006
	11.122216	12.170518	9.43%	0	2005
	10.000000	11.122216	11.22%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.069680	12.890650	16.45%	0	2006
	10.000000	11.069680	10.70%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.319090	11.527647	-6.42%	0	2006
	12.472278	12.319090	-1.23%	0	2005
	11.644695	12.472278	7.11%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.794663	15.828467	14.74%	0	2006
	13.582608	13.794663	1.56%	0	2005
	12.283197	13.582608	10.58%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.215504	11.827182	5.45%	0	2006
	10.000000	11.215504	12.16%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.310980	10.145586	-1.60%	0	2006
	10.481610	10.310980	-1.63%	0	2005
	10.228186	10.481610	2.48%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.231158	17.986843	10.82%	0	2006
	15.626994	16.231158	3.87%	0	2005
	13.237912	15.626994	18.05%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.951062	14.451773	11.59%	0	2006
	12.803365	12.951062	1.15%	0	2005
	11.979512	12.803365	6.88%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.823140	13.307871	12.56%	0	2006
	11.723799	11.823140	0.85%	0	2005
	11.551034	11.723799	1.50%	0	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.863428	13.900588	0.27%	0	2006
	13.559494	13.863428	2.24%	0	2005
	12.607853	13.559494	7.55%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.247407	14.946534	12.83%	0	2006
	13.053534	13.247407	1.49%	0	2005
	12.308562	13.053534	6.05%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.055565	13.519761	12.15%	0	2006
	12.239055	12.055565	-1.50%	0	2005
	11.798232	12.239055	3.74%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.177006	1.77%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.737062	9.800864	0.66%	0	2006
	9.954643	9.737062	-2.19%	0	2005
	9.948157	9.954643	0.07%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.701260	15.915742	16.16%	0	2006
	13.399140	13.701260	2.25%	0	2005
	12.437655	13.399140	7.73%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.562609	12.967617	3.22%	0	2006
	12.293498	12.562609	2.19%	0	2005
	12.309022	12.293498	-0.13%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.090531	20.636455	14.07%	0	2006
	15.723649	18.090531	15.05%	0	2005
	14.327384	15.723649	9.75%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.535799	14.304900	14.11%	0	2006
	10.899422	12.535799	15.01%	0	2005
	10.000000	10.899422	8.99%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.439201	16.663770	7.93%	0	2006
	13.664867	15.439201	12.98%	0	2005
	12.251901	13.664867	11.53%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.947051	10.033106	0.87%	0	2006
	10.078705	9.947051	-1.31%	0	2005
	9.988022	10.078705	0.91%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.003652	20.689623	8.87%	0	2006
	16.624548	19.003652	14.31%	0	2005
	13.769790	16.624548	20.73%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.984741	17.961137	12.36%	0	2006
	16.112064	15.984741	-0.79%	0	2005
	14.613563	16.112064	10.25%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.231168	14.944858	12.95%	0	2006
	10.000000	13.231168	32.31%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.569542	11.218302	6.14%	0	2006
	10.000000	10.569542	5.70%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.872670	11.763814	8.20%	0	2006
	10.000000	10.872670	8.73%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.078408	12.117289	9.38%	0	2006
	10.000000	11.078408	10.78%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	10.980901	9.81%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.950521	14.691631	13.44%	0	2006
	12.927535	12.950521	0.18%	0	2005
	12.025290	12.927535	7.50%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.484483	18.678009	13.31%	0	2006
	15.647139	16.484483	5.35%	0	2005
	13.055545	15.647139	19.85%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.535845	15.562199	24.14%	0	2006
	10.000000	12.535845	25.36%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.887217	18.688330	17.63%	0	2006
	14.888378	15.887217	6.71%	0	2005
	12.969363	14.888378	14.80%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.141198	14.283736	17.65%	0	2006
	11.381632	12.141198	6.67%	0	2005
	10.000000	11.381632	13.82%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.673619	10.573159	9.30%	0	2006
	10.000000	9.673619	-3.26%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.809097	12.736449	7.85%	0	2006
	11.324493	11.809097	4.28%	0	2005
	10.797330	11.324493	4.88%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.351831	15.168171	5.69%	0	2006
	13.164141	14.351831	9.02%	0	2005
	11.521864	13.164141	14.25%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.717838	15.813346	7.44%	0	2006
	13.700021	14.717838	7.43%	0	2005
	12.042309	13.700021	13.77%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	19.689695	28.031124	42.36%	0	2006
	15.406761	19.689695	27.80%	0	2005
	13.403091	15.406761	14.95%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.393152	20.508790	42.49%	0	2006
	11.255723	14.393152	27.87%	0	2005
	10.000000	11.255723	12.56%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.481373	9.569419	0.93%	0	2006
	9.649621	9.481373	-1.74%	0	2005
	9.886448	9.649621	-2.40%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.079774	12.554891	3.93%	0	2006
	11.965743	12.079774	0.95%	0	2005
	11.336314	11.965743	5.55%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.861206	16.178989	16.72%	0	2006
	13.441412	13.861206	3.12%	0	2005
	12.086555	13.441412	11.21%	0	2004

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.327854	13.587020	1.94%	0	2006
	13.372537	13.327854	-0.33%	0	2005
	12.341545	13.372537	8.35%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.503792	13.635971	18.53%	0	2006
	10.000000	11.503792	15.04%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.264625	16.924471	10.87%	0	2006
	13.894265	15.264625	9.86%	0	2005
	12.363689	13.894265	12.38%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.417390	12.267978	7.45%	0	2006
	10.000000	11.417390	14.17%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.754963	15.148513	10.13%	0	2006
	13.289668	13.754963	3.50%	0	2005
	12.113208	13.289668	9.71%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.335313	3.35%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.317632	3.18%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.614448	6.14%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.146729	1.47%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.508372	12.328881	7.13%	0	2006
	11.605366	11.508372	-0.84%	0	2005
	10.883815	11.605366	6.63%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.319528	11.054802	7.13%	0	2006
	10.000000	10.319528	3.20%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	23.505683	31.035528	32.03%	0	2006
	18.338401	23.505683	28.18%	0	2005
	15.721633	18.338401	16.64%	0	2004

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	14.897893	19.705095	32.27%	0	2006
	11.609067	14.897893	28.33%	0	2005
	10.000000	11.609067	16.09%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	15.138514	20.136818	33.02%	0	2006
	14.718737	15.138514	2.85%	0	2005
	11.729995	14.718737	25.48%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	14.115114	14.079654	-0.25%	0	2006
	13.526347	14.115114	4.35%	0	2005
	12.341071	13.526347	9.60%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	16.492196	18.705172	13.42%	0	2006
	16.566188	16.492196	-0.45%	0	2005
	14.619952	16.566188	13.31%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	16.534420	17.897035	8.24%	0	2006
	15.240603	16.534420	8.49%	0	2005
	13.247653	15.240603	15.04%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	16.478575	19.166673	16.31%	0	2006
	15.356491	16.478575	7.31%	0	2005
	13.129597	15.356491	16.96%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	13.429752	13.324326	-0.79%	0	2006
	12.815966	13.429752	4.79%	0	2005
	12.302105	12.815966	4.18%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.206636	10.124885	-0.80%	0	2006
	9.735908	10.206636	4.83%	0	2005
	10.000000	9.735908	-2.64%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	13.256403	14.210843	7.20%	0	2006
	13.793284	13.256403	-3.89%	0	2005
	13.689782	13.793284	0.76%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.315845	11.110615	7.70%	0	2006
	10.733629	10.315845	-3.89%	0	2005
	10.000000	10.733629	7.34%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	9.846147	9.855495	0.09%	0	2006
	9.844206	9.846147	0.02%	0	2005
	9.843271	9.844206	0.01%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.534692	10.832733	2.83%	0	2006
	10.528207	10.534692	0.06%	0	2005
	10.387351	10.528207	1.36%	0	2004

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.445379	12.019595	5.02%	0	2006
	11.309219	11.445379	1.20%	0	2005
	10.896880	11.309219	3.78%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.398544	13.372491	7.86%	6,896	2006
	12.151224	12.398544	2.04%	6,896	2005
	11.454087	12.151224	6.09%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.596501	15.084350	10.94%	3,919	2006
	13.110205	13.596501	3.71%	4,105	2005
	12.076122	13.110205	8.56%	2,951	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.476871	16.387438	13.20%	0	2006
	13.847913	14.476871	4.54%	0	2005
	12.539342	13.847913	10.44%	0	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.729375	15.642590	6.20%	0	2006
	13.874962	14.729375	6.16%	0	2005
	12.434611	13.874962	11.58%	0	2004

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.480828	9.599002	1.25%	0	2006
	9.533958	9.480828	-0.56%	0	2005
	9.764815	9.533958	-2.36%	0	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	15.386165	14.827386	-3.63%	0	2006
	14.221265	15.386165	8.19%	0	2005
	13.098880	14.221265	8.57%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.732610	7.33%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.123488	20.301265	18.56%	0	2006
	15.814788	17.123488	8.28%	0	2005
	13.607479	15.814788	16.22%	0	2004

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.285366	14.565771	18.56%	0	2006
	11.344957	12.285366	8.29%	0	2005
	10.000000	11.344957	13.45%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.722966	16.735030	6.44%	0	2006
	14.480669	15.722966	8.58%	0	2005
	12.919093	14.480669	12.09%	0	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	13.090743	14.378739	9.84%	0	2006
	12.626347	13.090743	3.68%	0	2005
	11.902198	12.626347	6.08%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.146427	15.834093	11.93%	0	2006
	14.050004	14.146427	0.69%	0	2005
	12.389930	14.050004	13.40%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.627012	10.791199	1.54%	0	2006
	10.737593	10.627012	-1.03%	0	2005
	10.406821	10.737593	3.18%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	12.760677	13.309183	4.30%	0	2006
	12.563576	12.760677	1.57%	0	2005
	12.167174	12.563576	3.26%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.779493	20.211236	13.68%	0	2006
	16.093190	17.779493	10.48%	0	2005
	13.977633	16.093190	15.14%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.591434	14.317923	13.71%	0	2006
	11.398480	12.591434	10.47%	0	2005
	10.000000	11.398480	13.98%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.377804	12.037168	5.80%	0	2006
	11.515935	11.377804	-1.20%	0	2005
	10.935537	11.515935	5.31%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.942357	14.385927	11.15%	0	2006
	12.636573	12.942357	2.42%	0	2005
	11.954206	12.636573	5.71%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	16.621944	18.459683	11.06%	0	2006
	15.641247	16.621944	6.27%	0	2005
	13.550742	15.641247	15.43%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.340226	14.977126	12.27%	0	2006
	13.088508	13.340226	1.92%	0	2005
	12.162635	13.088508	7.61%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.321777	18.954352	23.71%	0	2006
	14.098887	15.321777	8.67%	0	2005
	12.528238	14.098887	12.54%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.083585	12.340105	2.12%	0	2006
	11.803457	12.083585	2.37%	0	2005
	11.603361	11.803457	1.72%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.077540	11.730481	5.89%	0	2006
	10.000000	11.077540	10.78%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.413628	11.967522	14.92%	0	2006
	10.000000	10.413628	4.14%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.915107	9.990223	0.76%	0	2006
	10.000000	9.915107	-0.85%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.146610	10.177831	0.31%	0	2006
	10.079198	10.146610	0.67%	0	2005
	9.999732	10.079198	0.79%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.328584	15.377851	7.32%	0	2006
	13.192256	14.328584	8.61%	0	2005
	12.374082	13.192256	6.61%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	19.797991	26.400164	33.35%	0	2006
	17.507184	19.797991	13.08%	0	2005
	13.284342	17.507184	31.79%	0	2004

Additional Contract Options Elected (Total 3.25%)
(Variable account charges of 3.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	13.947938	15.242436	9.28%	0	2006
	13.672916	13.947938	2.01%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.082858	13.425631	2.62%	0	2006
	12.452733	13.082858	5.06%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.983308	16.854435	12.49%	0	2006
	14.171873	14.983308	5.73%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.231166	14.976784	13.19%	0	2006
	13.073432	13.231166	1.21%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.999581	17.679638	10.50%	0	2006
	15.507014	15.999581	3.18%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.437550	15.188250	13.03%	0	2006
	13.287347	13.437550	1.13%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.113012	18.241507	20.70%	0	2006
	13.809217	15.113012	9.44%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.149686	14.679033	20.82%	0	2006
	11.114625	12.149686	9.31%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.062108	12.868575	16.33%	0	2006
	10.000000	11.062108	10.62%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.285227	11.484113	-6.52%	0	2006
	12.450814	12.285227	-1.33%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.756753	15.768732	14.63%	0	2006
	13.559239	13.756753	1.46%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.207836	11.806918	5.35%	0	2006
	10.000000	11.207836	12.08%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.279103	10.103806	-1.71%	0	2006
	10.459978	10.279103	-1.73%	0	2005

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.186563	17.918956	10.70%	0	2006
	15.600118	16.186563	3.76%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.915491	14.397237	11.47%	0	2006
	12.781342	12.915491	1.05%	0	2005

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.790651	13.257639	12.44%	0	2006
	11.703635	11.790651	0.74%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.825305	13.848089	0.16%	0	2006
	13.536154	13.825305	2.14%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.210993	14.890102	12.71%	0	2006
	13.031075	13.210993	1.38%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.022445	13.468750	12.03%	0	2006
	12.218014	12.022445	-1.60%	0	2005

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.170042	1.70%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.710273	9.763821	0.55%	0	2006
	9.937483	9.710273	-2.29%	0	2005

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.663588	15.855624	16.04%	0	2006
	13.376081	13.663588	2.15%	0	2005

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.528075	12.918654	3.12%	0	2006
	12.272340	12.528075	2.08%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.040834	20.558578	13.96%	0	2006
	15.696614	18.040834	14.93%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.514357	14.265740	13.99%	0	2006
	10.891984	12.514357	14.90%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.396780	16.600878	7.82%	0	2006
	13.641366	15.396780	12.87%	0	2005

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.919695	9.995212	0.76%	366	2006
	10.061349	9.919695	-1.41%	0	2005

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	18.951430	20.611520	8.76%	0	2006
	16.595942	18.951430	14.19%	0	2005

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.940795	17.893319	12.25%	0	2006
	16.084337	15.940795	-0.89%	0	2005

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.222138	14.919281	12.84%	0	2006
	10.000000	13.222138	32.22%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.562311	11.199091	6.03%	0	2006
	10.000000	10.562311	5.62%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.865235	11.743683	8.08%	0	2006
	10.000000	10.865235	8.65%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.070827	12.096518	9.26%	0	2006
	10.000000	11.070827	10.71%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	10.973386	9.73%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.914925	14.636161	13.33%	0	2006
	12.905290	12.914925	0.07%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.439163	18.607479	13.19%	0	2006
	15.620205	16.439163	5.24%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.527280	15.535567	24.01%	0	2006
	10.000000	12.527280	25.27%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.843570	18.617798	17.51%	0	2006
	14.862768	15.843570	6.60%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.120431	14.244619	17.53%	92	2006
	11.373861	12.120431	6.56%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.666997	10.555052	9.19%	0	2006
	10.000000	9.666997	-3.33%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.776639	12.688363	7.74%	0	2006
	11.304999	11.776639	4.17%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.312399	15.110919	5.58%	0	2006
	13.141496	14.312399	8.91%	0	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.677381	15.753652	7.33%	0	2006
	13.676453	14.677381	7.32%	0	2005

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	19.635599	27.925358	42.22%	0	2006
	15.380245	19.635599	27.67%	0	2005

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.368532	20.452645	42.34%	46	2006
	11.248038	14.368532	27.74%	0	2005

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.455302	9.533275	0.82%	426	2006
	9.633007	9.455302	-1.84%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.046572	12.507490	3.83%	0	2006
	11.945155	12.046572	0.85%	0	2005

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.823112	16.117907	16.60%	0	2006
	13.418280	13.823112	3.02%	0	2005

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.291228	13.535723	1.84%	0	2006
	13.349530	13.291228	-0.44%	0	2005

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.495922	13.612611	18.41%	198	2006
	10.000000	11.495922	14.96%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.217478	16.854811	10.76%	0	2006
	13.865616	15.217478	9.75%	0	2005

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.409596	12.246980	7.34%	0	2006
	10.000000	11.409596	14.10%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.717164	15.091340	10.02%	315	2006
	13.266798	13.717164	3.39%	0	2005

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.328218	3.28%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.310571	3.11%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.607181	6.07%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.139767	1.40%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.476728	12.282325	7.02%	0	2006
	11.585388	11.476728	-0.94%	0	2005

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.312465	11.035877	7.01%	0	2006
	10.000000	10.312465	3.12%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	23.441144	30.918454	31.90%	0	2006
	18.306873	23.441144	28.05%	0	2005

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	14.872424	19.651169	32.13%	0	2006
	11.601147	14.872424	28.20%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	15.096916	20.060834	32.88%	0	2006
	14.693403	15.096916	2.75%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	14.076346	14.026526	-0.35%	0	2006
	13.503080	14.076346	4.25%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	16.446888	18.634572	13.30%	0	2006
	16.537702	16.446888	-0.55%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	16.488974	17.829467	8.13%	49	2006
	15.214371	16.488974	8.38%	0	2005

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	16.433310	19.094358	16.19%	0	2006
	15.330081	16.433310	7.20%	0	2005

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	13.392822	13.274005	-0.89%	0	2006
	12.793903	13.392822	4.68%	0	2005

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.189153	10.097130	-0.90%	0	2006
	9.729257	10.189153	4.73%	0	2005

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	13.219976	14.157208	7.09%	0	2006
	13.769561	13.219976	-3.99%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.298193	11.080189	7.59%	0	2006
	10.726304	10.298193	-3.99%	0	2005

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	9.819059	9.818263	-0.01%	372	2006
	9.827245	9.819059	-0.08%	0	2005

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.505733	10.791832	2.72%	0	2006
	10.510087	10.505733	-0.04%	0	2005

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.413889	11.974180	4.91%	0	2006
	11.289736	11.413889	1.10%	0	2005

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.364454	13.321976	7.74%	26,425	2006
	12.130300	12.364454	1.93%	16,348	2005

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.559126	15.027396	10.83%	0	2006
	13.087640	13.559126	3.60%	0	2005

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.437073	16.325566	13.08%	0	2006
	13.824084	14.437073	4.43%	0	2005

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.688892	15.583531	6.09%	136	2006
	13.851080	14.688892	6.05%	0	2005

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.452347	9.560312	1.14%	85	2006
	9.515115	9.452347	-0.66%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	15.343882	14.771398	-3.73%	0	2006
	14.196794	15.343882	8.08%	0	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.725263	7.25%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.076439	20.224650	18.44%	0	2006
	15.787587	17.076439	8.16%	0	2005

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.264352	14.525891	18.44%	119	2006
	11.337217	12.264352	8.18%	0	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.679760	16.671853	6.33%	0	2006
	14.455741	15.679760	8.47%	0	2005

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	13.054763	14.324443	9.73%	301	2006
	12.604625	13.054763	3.57%	0	2005

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.107572	15.774360	11.81%	217	2006
	14.025840	14.107572	0.58%	0	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.597779	10.750429	1.44%	0	2006
	10.719102	10.597779	-1.13%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	12.725602	13.258924	4.19%	0	2006
	12.541951	12.725602	1.46%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.730649	20.134968	13.56%	0	2006
	16.065497	17.730649	10.36%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.569900	14.278723	13.59%	0	2006
	11.390700	12.569900	10.35%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.346501	11.991695	5.69%	0	2006
	11.496107	11.346501	-1.30%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.906797	14.331640	11.04%	299	2006
	12.614847	12.906797	2.31%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	16.576286	18.390017	10.94%	48	2006
	15.614346	16.576286	6.16%	0	2005

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.303556	14.920591	12.15%	0	2006
	13.065985	13.303556	1.82%	0	2005

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.279652	18.882797	23.58%	0	2006
	14.074616	15.279652	8.56%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.050382	12.293517	2.02%	0	2006
	11.783162	12.050382	2.27%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.069964	11.710387	5.79%	0	2006
	10.000000	11.069964	10.70%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.406506	11.947020	14.80%	0	2006
	10.000000	10.406506	4.07%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.908319	9.973104	0.65%	0	2006
	10.000000	9.908319	-0.92%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.118722	10.139395	0.20%	280	2006
	10.061854	10.118722	0.57%	0	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.284281	15.314516	7.21%	0	2006
	13.165025	14.284281	8.50%	0	2005

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	19.736848	26.291564	33.21%	0	2006
	17.471094	19.736848	12.97%	0	2005

Additional Contract Options Elected (Total 3.65%)
(Variable account charges of 3.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	13.794827	15.012960	8.83%	0	2006
	13.578810	13.794827	1.59%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.939240	13.223485	2.20%	0	2006
	12.367016	12.939240	4.63%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.818833	16.600696	12.02%	0	2006
	14.074319	14.818833	5.29%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.085942	14.751347	12.73%	0	2006
	12.983456	13.085942	0.79%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.824010	17.413558	10.05%	0	2006
	15.400308	15.824010	2.75%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.290058	14.959621	12.56%	0	2006
	13.195892	13.290058	0.71%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.947150	17.966962	20.20%	0	2006
	13.714186	14.947150	8.99%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.066509	14.518462	20.32%	0	2006
	11.084219	12.066509	8.86%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.031780	12.780407	15.85%	0	2006
	10.000000	11.031780	10.32%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.150380	11.311212	-6.91%	0	2006
	12.365113	12.150380	-1.74%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.605749	15.531370	14.15%	0	2006
	13.465908	13.605749	1.04%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.177133	11.726009	4.91%	0	2006
	10.000000	11.177133	11.77%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.046807	9.834753	-2.11%	0	2006
	10.265921	10.046807	-2.13%	0	2005

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.008966	17.649280	10.25%	0	2006
	15.492793	16.008966	3.33%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.773706	14.180498	11.01%	0	2006
	12.693362	12.773706	0.63%	0	2005

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.661223	13.058062	11.98%	0	2006
	11.623062	11.661223	0.33%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.673595	13.639639	-0.25%	0	2006
	13.442997	13.673595	1.72%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.065987	14.665966	12.25%	0	2006
	12.941392	13.065987	0.96%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.890455	13.265963	11.57%	0	2006
	12.133903	11.890455	-2.01%	0	2005

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.142148	1.42%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.603612	9.616759	0.14%	0	2006
	9.869021	9.603612	-2.69%	0	2005

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.513628	15.616996	15.56%	0	2006
	13.284026	13.513628	1.73%	0	2005

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.390566	12.724165	2.69%	0	2006
	12.187861	12.390566	1.66%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.842888	20.249183	13.49%	0	2006
	15.588613	17.842888	14.46%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.428673	14.109642	13.52%	0	2006
	10.862176	12.428673	14.42%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.227818	16.351011	7.38%	0	2006
	13.547476	15.227818	12.40%	0	2005

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.810733	9.844660	0.35%	0	2006
	9.992035	9.810733	-1.81%	0	2005

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	18.743522	20.301339	8.31%	0	2006
	16.481775	18.743522	13.72%	0	2005

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.765895	17.624043	11.79%	0	2006
	15.973689	15.765895	-1.30%	0	2005

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.185947	14.817090	12.37%	0	2006
	10.000000	13.185947	31.86%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.533354	11.122334	5.59%	0	2006
	10.000000	10.533354	5.33%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.835446	11.663195	7.64%	0	2006
	10.000000	10.835446	8.35%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.040484	12.013634	8.81%	0	2006
	10.000000	11.040484	10.40%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	10.943300	9.43%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.773174	14.415865	12.86%	0	2006
	12.816469	12.773174	-0.34%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.258816	18.327485	12.72%	0	2006
	15.512763	16.258816	4.81%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.492966	15.429144	23.50%	0	2006
	10.000000	12.492966	24.93%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.669675	18.337565	17.03%	0	2006
	14.760482	15.669675	6.16%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.037469	14.088813	17.04%	0	2006
	11.342759	12.037469	6.12%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.640461	10.482700	8.74%	0	2006
	10.000000	9.640461	-3.60%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.647334	12.497310	7.30%	0	2006
	11.227146	11.647334	3.74%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.155331	14.883455	5.14%	0	2006
	13.051051	14.155331	8.46%	0	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.516306	15.516526	6.89%	0	2006
	13.582327	14.516306	6.88%	0	2005

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	19.420164	27.505157	41.63%	0	2006
	15.274406	19.420164	27.14%	0	2005

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.270222	20.229014	41.76%	0	2006
	11.217266	14.270222	27.22%	0	2005

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.351454	9.389706	0.41%	0	2006
	9.566653	9.351454	-2.25%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	11.914327	12.319166	3.40%	0	2006
	11.862922	11.914327	0.43%	0	2005

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.671397	15.875308	16.12%	0	2006
	13.325943	13.671397	2.59%	0	2005

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.145343	13.331942	1.42%	0	2006
	13.257649	13.145343	-0.85%	0	2005

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.464420	13.519356	17.92%	0	2006
	10.000000	11.464420	14.64%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	14.688554	16.201889	10.30%	0	2006
	13.439055	14.688554	9.30%	0	2005

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.378327	12.163042	6.90%	0	2006
	10.000000	11.378327	13.78%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.566589	14.864151	9.56%	0	2006
	13.175477	13.566589	2.97%	0	2005

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.299898	3.00%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.282293	2.82%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.578078	5.78%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.111944	1.12%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.350715	12.097401	6.58%	0	2006
	11.505624	11.350715	-1.35%	0	2005

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.284179	10.960244	6.57%	0	2006
	10.000000	10.284179	2.84%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	23.184032	30.453303	31.35%	0	2006
	18.180939	23.184032	27.52%	0	2005

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	14.770648	19.436247	31.59%	0	2006
	11.569404	14.770648	27.67%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	14.931220	19.758920	32.33%	0	2006
	14.592294	14.931220	2.32%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	13.921869	13.815350	-0.77%	0	2006
	13.410148	13.921869	3.82%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	16.266429	18.354132	12.83%	0	2006
	16.423930	16.266429	-0.96%	0	2005

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	16.308078	17.561147	7.68%	0	2006
	15.109711	16.308078	7.93%	0	2005

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	16.252979	18.806978	15.71%	0	2006
	15.224606	16.252979	6.75%	0	2005

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	13.245808	13.074138	-1.30%	0	2006
	12.705843	13.245808	4.25%	0	2005

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.119375	9.986623	-1.31%	0	2006
	9.702624	10.119375	4.30%	0	2005

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	13.074896	13.944105	6.65%	0	2006
	13.674823	13.074896	-4.39%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.227681	10.958936	7.15%	0	2006
	10.696968	10.227681	-4.39%	0	2005

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	9.711197	9.670379	-0.42%	0	2006
	9.759537	9.711197	-0.50%	0	2005

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.390346	10.629296	2.30%	0	2006
	10.437691	10.390346	-0.45%	0	2005

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.288574	11.793889	4.48%	0	2006
	11.212005	11.288574	0.68%	0	2005

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.228706	13.121408	7.30%	0	2006
	12.046786	12.228706	1.51%	0	2005

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.410273	14.801163	10.37%	0	2006
	12.997544	13.410273	3.18%	0	2005

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.278631	16.079834	12.61%	0	2006
	13.728953	14.278631	4.00%	0	2005

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.527662	15.348913	5.65%	0	2006
	13.755734	14.527662	5.61%	0	2005

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.406801	9.475018	0.73%	0	2006
	9.508472	9.406801	-1.07%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	15.175497	14.549042	-4.13%	0	2006
	14.099104	15.175497	7.63%	0	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.695832	6.96%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	16.889033	19.920267	17.95%	0	2006
	15.678961	16.889033	7.72%	0	2005

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.180398	14.366981	17.95%	0	2006
	11.306214	12.180398	7.73%	0	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.507712	16.420931	5.89%	0	2006
	14.356280	15.507712	8.02%	0	2005

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	12.911490	14.108842	9.27%	0	2006
	12.517880	12.911490	3.14%	0	2005

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.952728	15.536906	11.35%	0	2006
	13.929315	13.952728	0.17%	0	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.481401	10.588542	1.02%	0	2006
	10.645272	10.481401	-1.54%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	12.585935	13.059326	3.76%	0	2006
	12.455627	12.585935	1.05%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.536096	19.831938	13.09%	0	2006
	15.954979	17.536096	9.91%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.483858	14.122532	13.13%	0	2006
	11.359547	12.483858	9.90%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.221920	11.811129	5.25%	0	2006
	11.416950	11.221920	-1.71%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.765120	14.115909	10.58%	0	2006
	12.528010	12.765120	1.89%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	16.394429	18.113277	10.48%	0	2006
	15.506934	16.394429	5.72%	0	2005

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.157542	14.695994	11.69%	0	2006
	12.976060	13.157542	1.40%	0	2005

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.111934	18.598562	23.07%	0	2006
	13.977747	15.111934	8.11%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	11.918091	12.108428	1.60%	0	2006
	11.702042	11.918091	1.85%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.039624	11.630140	5.35%	0	2006
	10.000000	11.039624	10.40%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.377978	11.865156	14.33%	0	2006
	10.000000	10.377978	3.78%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.881141	9.904742	0.24%	0	2006
	10.000000	9.881141	-1.19%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.007578	9.986683	-0.21%	0	2006
	9.992533	10.007578	0.15%	0	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	12.764163	13.628353	6.77%	0	2006
	11.812695	12.764163	8.05%	0	2005

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	18.555921	24.616646	32.66%	0	2006
	16.493701	18.555921	12.50%	0	2005

Maximum Additional Contract Options Elected (Total 3.80%)
(Variable account charges of 3.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.838775	12.864179	8.66%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.543599	11.778865	2.04%	0	2006

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	12.823995	14.343691	11.85%	0	2006

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.650200	13.112515	12.55%	0	2006

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.315300	14.630098	9.87%	0	2006

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	11.951743	13.432307	12.39%	0	2006

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	13.194996	15.836198	20.02%	0	2006

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.035366	14.458519	20.13%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.020401	12.747408	15.67%	0	2006

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.036532	10.258329	-7.05%	0	2006

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	12.232065	13.941592	13.98%	0	2006

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.165613	11.695718	4.75%	0	2006

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	9.921991	9.697495	-2.26%	0	2006

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.379186	14.727153	10.08%	0	2006

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	11.575663	12.830559	10.84%	0	2006

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.813101	12.089558	11.80%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	11.828375	11.780671	-0.40%	0	2006

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	11.820223	13.247070	12.07%	0	2006

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.925379	12.170325	11.39%	0	2006

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.131670	1.32%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.572286	9.570512	-0.02%	0	2006

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.038739	13.890945	15.39%	0	2006

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.856610	11.131595	2.53%	0	2006

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	14.062209	15.933874	13.31%	0	2006

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.396626	14.051424	13.35%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	13.464904	14.435618	7.21%	0	2006

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.796763	9.815378	0.19%	0	2006

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.422914	16.678816	8.14%	0	2006

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	11.864961	13.242760	11.61%	0	2006

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.172359	14.778841	12.20%	0	2006

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.522479	11.093605	5.43%	0	2006

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.824267	11.633075	7.47%	0	2006

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.029096	11.982614	8.65%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	10.932004	9.32%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	11.387040	12.831509	12.69%	0	2006

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	14.172992	15.951470	12.55%	0	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.480091	15.389324	23.31%	0	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	12.006392	14.030638	16.86%	0	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.356045	15.605758	16.84%	0	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.630511	10.455623	8.57%	0	2006

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.288246	12.093208	7.13%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	13.060604	13.711080	4.98%	0	2006

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.152043	14.036435	6.72%	0	2006

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	14.233402	20.145514	41.54%	0	2006

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	16.259653	22.993143	41.41%	0	2006

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.389719	9.413494	0.25%	0	2006

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	10.949198	11.303670	3.24%	0	2006

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.512702	14.507281	15.94%	0	2006

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	11.658098	11.805209	1.26%	0	2006

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.452590	13.484442	17.74%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	13.243393	14.585157	10.13%	0	2006

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.366597	12.131639	6.73%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.368106	13.530015	9.39%	0	2006

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.289257	2.89%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.271685	2.72%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.567155	5.67%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.101499	1.01%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.860522	11.556990	6.41%	0	2006

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.273572	10.931948	6.41%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	17.475399	22.919117	31.15%	0	2006

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	14.732571	19.356051	31.38%	0	2006

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	14.212750	18.778978	32.13%	0	2006

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	11.944463	11.834668	-0.92%	0	2006

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	12.760907	14.376338	12.66%	0	2006

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	13.541721	14.559587	7.52%	0	2006

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	13.748395	15.884127	15.53%	0	2006

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	11.407037	11.241712	-1.45%	0	2006

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.093268	9.945383	-1.47%	0	2006

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	10.115009	10.770701	6.48%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.201279	10.913678	6.98%	0	2006

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	14.212750	18.778978	32.13%	0	2006

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.151634	10.368974	2.14%	0	2006

NVIT Nationwdie NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.728297	11.191139	4.31%	0	2006

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.288210	12.093459	7.13%	0	2006

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.018506	13.244454	10.20%	0	2006

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.505562	14.061238	12.44%	0	2006

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	12.636563	13.330173	5.49%	0	2006

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.498644	9.552673	0.57%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	12.594789	12.056105	-4.28%	0	2006

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.684792	6.85%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	13.811583	16.265178	17.76%	0	2006

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.148963	14.307665	17.77%	0	2006

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	13.155440	13.908506	5.72%	0	2006

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	11.681180	12.744618	9.10%	0	2006

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	12.280327	13.653398	11.18%	0	2006

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.263409	10.352230	0.87%	0	2006

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.198706	11.601875	3.60%	0	2006

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	14.270823	16.114120	12.92%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.451652	14.064239	12.95%	0	2006

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	10.690125	11.233955	5.09%	0	2006

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	11.546852	12.748898	10.41%	0	2006

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	13.474984	14.864632	10.31%	0	2006

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	11.905413	13.276825	11.52%	0	2006

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.494439	16.582111	22.88%	0	2006

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.800235	10.955682	1.44%	0	2006

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.028230	11.600105	5.19%	0	2006

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.367267	11.834518	14.15%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.870939	9.879155	0.08%	0	2006

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.001920	9.965547	-0.36%	0	2006

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	12.007368	12.800406	6.60%	0	2006

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	15.607772	20.673484	32.46%	0	2006

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II (AIMBValue2) 3,985,820 shares (cost $46,045,134)	$52,772,256
AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II (AIMCapAp2) 556,003 shares (cost $12,939,757)	14,406,047
AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II (AIMCapDev2) 1,154,151 shares (cost $17,297,728)	20,994,000
Alger American Balanced Portfolio – Class S Shares (AlgerBal) 16,472 shares (cost $228,684)	235,556
Alger American Mid Cap Growth Portfolio – Class S Shares (AlgMidCapGr) 29,691 shares (cost $637,060)	608,081
AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class B (AlGrIncB) 855,657 shares (cost $18,948,238)	23,042,846
AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class B (AlSmMdCpB) 486,051 shares (cost $7,631,398)	8,748,911
American Century Variable Portfolios, Inc. – Balanced Fund – Class I (ACVPBal) 10,813,880 shares (cost $72,257,112)	81,428,520
American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I (ACVPCapAp) 11,390,899 shares (cost $97,855,713)	124,844,255
American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I (ACVPIncGr) 4,629,426 shares (cost $29,713,413)	39,951,943
American Century Variable Portfolios, Inc. – Income & Growth Fund – Class II (ACVPIncGr2) 1,715,163 shares (cost $11,876,639)	14,784,708
American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II (ACVPInflPro2) 7,397,710 shares (cost $76,754,613)	74,568,915
American Century Variable Portfolios, Inc. – International Fund – Class I (ACVPInt) 6,473,838 shares (cost $41,415,555)	65,515,246
American Century Variable Portfolios, Inc. – International Fund – Class II (ACVPInt2) 332,843 shares (cost $2,231,114)	3,361,717
American Century Variable Portfolios, Inc. – International Fund – Class III (ACVPInt3) 3,240,766 shares (cost $20,402,912)	32,796,555
American Century Variable Portfolios, Inc. – International Fund – Class IV (ACVPInt4) 1,129,791 shares (cost $8,383,379)	11,422,187
American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV1) 245,416 shares (cost $3,200,635)	3,310,668
American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class II (ACVPMdCpV2) 1,230,100 shares (cost $15,372,098)	16,594,051
American Century Variable Portfolios, Inc. – Ultra® Fund – Class I (ACVPUltra) 435,255 shares (cost $4,407,629)	4,369,963
American Century Variable Portfolios, Inc. – Ultra® Fund – Class II (ACVPUltra2) 1,510,080 shares (cost $14,533,424)	15,070,594
American Century Variable Portfolios, Inc. – Value Fund – Class I (ACVPVal) 17,568,721 shares (cost $126,124,858)	153,550,624
American Century Variable Portfolios, Inc. – Value Fund – Class II (ACVPVal2) 11,920,240 shares (cost $95,462,477)	104,063,696
American Century Variable Portfolios, Inc. – VistaSM Fund – Class I (ACVPVista1) 9,556 shares (cost $143,270)	150,414
American Century Variable Portfolios, Inc. – VistaSM Fund – Class II (ACVPVista2) 186,969 shares (cost $2,891,639)	2,937,290
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Funds Insurance Series®– Growth Fund – Class 1 (AmerGro) 292,020 shares (cost $15,613,593)	$18,838,204
American Funds Insurance Series®– High-Income Bond Fund – Class 1 (AmerHiInc) 112,915 shares (cost $1,399,212)	1,456,603
American Funds Insurance Series®– U.S. Government/AAA-Rated Securities Fund – Class 1 (AmerUSGvt) 148,491 shares (cost $1,801,807)	1,762,594
Charles Schwab Money Market Portfolio (ChScMM) 17,479,049 shares (cost $17,479,049)	17,479,049
Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp) 298,430 shares (cost $2,767,817)	4,374,991
Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 3,005,560 shares (cost $26,015,878)	41,296,393
Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr) 5,183,019 shares (cost $57,356,530)	80,855,104
Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS) 2,859,153 shares (cost $44,800,945)	53,151,648
Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The (DrySRGro) 2,898,943 shares (cost $85,683,438)	82,474,935
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 15,178,110 shares (cost $403,345,471)	548,688,673
Dreyfus Stock Index Fund, Inc. – Service Shares (DryStklxS) 3,251,953 shares (cost $98,300,691)	117,590,617
Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp) 1,155,852 shares (cost $37,309,207)	49,181,512
Dreyfus Variable Investment Fund – Appreciation Portfolio – Service Shares (DryVIFAppS) 590,114 shares (cost $21,192,583)	24,973,630
Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Service Shares (DryVIFDevLdS) 105,314 shares (cost $4,206,383)	4,376,848
Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares (DryVIFGrInc) 1,382,570 shares (cost $25,647,185)	34,273,921
Federated Insurance Series – Federated American Leaders Fund II – Service Shares (FedAmLeadS) 112,536 shares (cost $2,169,181)	2,411,655
Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares (FedCapApS) 477,259 shares (cost $2,626,738)	3,226,269
Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp) 319,253 shares (cost $3,284,497)	3,358,545
Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 1,396,882 shares (cost $15,955,027)	15,770,800
Federated Insurance Series – Federated Quality Bond Fund II – Service Shares (FedQualBdS) 4,602,310 shares (cost $51,969,228)	51,729,967
Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI) 35,978,039 shares (cost $832,999,956)	942,624,625
Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 6,573,158 shares (cost $156,208,794)	170,047,594
Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr) 20,198,373 shares (cost $799,741,752)	724,515,654
Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 (FidVIPGrS2) 1,446,438 shares (cost $45,193,838)	51,232,823
Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI) 24,194,435 shares (cost $156,863,983)	153,634,665
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv) 6,599,320 shares (cost $91,108,971)	158,185,709
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class R (FidVIPOvR) 3,032,968 shares (cost $47,969,107)	72,548,596
Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 (FidVIPOvS2) 367,324 shares (cost $5,927,577)	8,723,951
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 2,075,276 shares (cost $37,810,100)	$48,997,270
Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM) 18,272,318 shares (cost $277,995,973)	287,058,112
Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class (FidVIPCon) 22,947,074 shares (cost $542,041,619)	722,144,429
Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 10,276,410 shares (cost $287,536,962)	319,699,121
Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 1,418,577 shares (cost $17,856,624)	17,987,552
Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class 2 (FidVIPIGBdS2) 14,901,216 shares (cost $185,151,261)	187,159,273
Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 1,666,814 shares (cost $21,724,932)	30,269,340
Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 296,640 shares (cost $9,715,718)	10,260,788
Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 5,395,077 shares (cost $164,866,723)	184,781,377
Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 1,082,734 shares (cost $13,864,856)	14,530,289
Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 1,857,125 shares (cost $23,660,829)	25,034,047
Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2) 2,360,147 shares (cost $49,535,462)	44,795,587
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S) 147,800 shares (cost $1,657,364)	1,711,525
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2) 2,715,015 shares (cost $29,868,348)	31,385,572
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S) 120,663 shares (cost $1,425,218)	1,458,814
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2) 3,195,486 shares (cost $35,833,322)	38,601,471
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S) 72,476 shares (cost $879,808)	901,598
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2) 1,090,727 shares (cost $12,557,909)	13,546,835
Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2 (FrVIPIncSec2) 3,038,708 shares (cost $49,943,260)	52,751,979
Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2) 6,933,705 shares (cost $117,388,408)	142,487,634
Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2) 3,626,903 shares (cost $59,027,428)	68,149,511
Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 1,975,565 shares (cost $23,180,727)	27,223,290
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 589,452 shares (cost $7,547,619)	$11,034,540
Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 6,931,752 shares (cost $110,660,870)	129,485,134
Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3) 1,338,032 shares (cost $19,830,359)	20,726,121
Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2) 7,293,818 shares (cost $131,830,964)	135,519,145
Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2) 1,557,558 shares (cost $17,838,881)	18,254,574
Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2) 992,503 shares (cost $21,522,992)	23,174,948
Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2) 739,981 shares (cost $45,784,488)	47,965,577
Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class II (GVITIntVal2) 160,372 shares (cost $2,260,441)	2,966,884
Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3) 1,673,408 shares (cost $26,119,419)	31,008,258
Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI (GVITIntVal6) 7,062,318 shares (cost $119,309,822)	130,582,253
Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts) 70,364 shares (cost $638,345)	1,232,781
Gartmore GVIT – Emerging Markets Fund – Class II (GVITEmMrkts2) 338,401 shares (cost $3,752,737)	5,894,940
Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3) 3,437,831 shares (cost $45,003,947)	60,196,414
Gartmore GVIT – Emerging Markets Fund – Class VI (GVITEmMrkts6) 3,336,691 shares (cost $47,205,020)	58,392,093
Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc) 2,439,918 shares (cost $19,839,131)	19,470,546
Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3) 3,850,153 shares (cost $30,313,718)	30,685,719
Gartmore GVIT – Gartmore GGVIT International Index Fund – Class VIII (GVITIntIdx8) 345,889 shares (cost $3,453,608)	3,735,600
Gartmore GVIT – Global Financial Services Fund – Class II (GVITGlFin2) 140,993 shares (cost $1,726,492)	1,862,518
Gartmore GVIT – Global Financial Services Fund – Class III (GVITGlFin3) 323,882 shares (cost $4,375,199)	4,294,681
Gartmore GVIT – Global Health Sciences Fund – Class II (GVITGlHlth2) 218,254 shares (cost $2,282,833)	2,296,034
Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3) 653,652 shares (cost $6,945,657)	6,954,860
Gartmore GVIT – Global Health Sciences Fund – Class VI (GVITGlHlth6) 1,150,026 shares (cost $12,359,703)	12,178,772
Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech) 102,129 shares (cost $348,690)	437,113
Gartmore GVIT – Global Technology and Communications Fund – Class II (GVITGlTech2) 339,270 shares (cost $1,341,383)	1,441,898
Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3) 1,417,211 shares (cost $5,468,851)	6,108,181
Gartmore GVIT – Global Technology and Communications Fund – Class VI (GVITGlTech6) 1,644,154 shares (cost $6,581,421)	7,020,536
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Global Utilities Fund – Class II (GVITGlUtl2) 81,785 shares (cost $807,275)	$1,053,397
Gartmore GVIT – Global Utilities Fund – Class III (GVITGlUtl3) 1,054,620 shares (cost $12,281,129)	13,572,963
Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 32,099,525 shares (cost $382,293,759)	364,329,612
Gartmore GVIT – Growth Fund – Class I (GVITGrowth) 5,062,616 shares (cost $46,706,809)	61,510,781
Gartmore GVIT – International Growth Fund – Class I (GVITIntGro) 11,024 shares (cost $66,963)	133,057
Gartmore GVIT – International Growth Fund – Class III (GVITIntGro3) 2,280,109 shares (cost $21,455,539)	27,543,711
Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2) 42,536,219 shares (cost $481,437,349)	574,664,320
Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2) 12,985,173 shares (cost $134,527,152)	135,954,757
Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2) 142,432,117 shares (cost $1,603,965,730)	1,749,066,396
Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2) 107,765,237 shares (cost $1,247,112,948)	1,411,724,609
Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2) 30,560,419 shares (cost $328,936,720)	346,860,758
Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal) 311,482 shares (cost $3,161,951)	3,426,307
Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr) 536,103 shares (cost $14,181,998)	15,997,321
Gartmore GVIT – Mid Cap Growth Fund – Class II (GVITMdCpGr2) 4,210,533 shares (cost $117,276,696)	124,926,521
Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap) 7,129,407 shares (cost $113,420,884)	132,535,682
Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 454,484,334 shares (cost $454,484,334)	454,484,334
Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund) 24,841,931 shares (cost $275,356,158)	330,894,525
Gartmore GVIT – Nationwide Fund – Class II (GVITNWFund2) 13,961,884 shares (cost $171,283,843)	185,413,818
Gartmore GVIT – Nationwide Leaders Fund – Class III (GVITNWLead3) 458,384 shares (cost $6,313,318)	6,311,945
Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr) 725,588 shares (cost $11,014,744)	11,906,907
Gartmore GVIT – Small Cap Growth Fund – Class II (GVITSmCapGr2) 885,182 shares (cost $13,454,178)	14,348,798
Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal) 8,490,709 shares (cost $95,460,368)	105,709,329
Gartmore GVIT – Small Cap Value Fund – Class II (GVITSmCapVal2) 3,493,303 shares (cost $42,687,572)	43,107,365
Gartmore GVIT – Small Company Fund – Class I (GVITSmComp) 7,577,128 shares (cost $148,179,997)	189,352,417
Gartmore GVIT – Small Company Fund – Class II (GVITSmComp2) 3,833,982 shares (cost $89,234,174)	94,545,992
Gartmore GVIT – U.S. Growth Leaders Fund – Class II (GVITUSGro2) 1,885,477 shares (cost $20,547,672)	19,778,658
Gartmore GVIT – U.S. Growth Leaders Fund – Class III (GVITUSGro3) 635,338 shares (cost $7,004,361)	6,740,933
Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class II (GVITVKVal2) 16,262,354 shares (cost $191,863,816)	203,279,424
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec) 5,753,617 shares (cost $56,624,851)	$56,442,986
Gartmore GVIT – Worldwide Leaders Fund – Class III (GVITWLead3) 409,189 shares (cost $5,554,759)	6,502,012
Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal) 461,306 shares (cost $11,502,864)	13,299,463
Janus Aspen Series – Forty Portfolio – Service Shares (JanForty) 1,204,710 shares (cost $26,441,184)	36,032,879
Janus Aspen Series – Global Technology Portfolio – Service II Shares (JanGlTechS2) 1,134,646 shares (cost $4,166,149)	4,935,711
Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech) 913,632 shares (cost $3,302,520)	3,901,210
Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore) 306,187 shares (cost $3,979,147)	3,888,578
Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2) 2,592,725 shares (cost $104,377,120)	131,710,410
Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGro) 320,122 shares (cost $7,971,266)	16,201,353
JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap) 595,337 shares (cost $16,069,134)	18,788,844
MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class (MFSInvGrStS) 2,285,254 shares (cost $20,382,281)	23,835,202
MFS Variable Insurance Trust – Value Series – Service Class (MFSValS) 4,376,640 shares (cost $56,476,736)	63,111,145
MTB Large Cap Growth Fund II (MTBLgCapGr2) 96,621 shares (cost $950,353)	1,057,998
MTB Large Cap Value Fund II (MTBLgCapV2) 121,408 shares (cost $1,310,868)	1,450,828
MTB Managed Allocation Fund – Aggressive Growth II (MTBAggGr2) 28,004 shares (cost $310,510)	329,322
MTB Managed Allocation Fund – Conservative Growth II (MTBConGr2) 8,474 shares (cost $87,050)	88,044
MTB Managed Allocation Fund – Moderate Growth II (MTBModGr2) 804,874 shares (cost $8,528,056)	8,579,961
Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc) 428,021 shares (cost $5,728,812)	6,219,139
Neuberger Berman Advisers Management Trust – Growth Portfolio – Class I (NBAMTGro) 8,996,236 shares (cost $87,149,997)	141,510,799
Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard) 934,860 shares (cost $13,152,376)	18,426,097
Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt) 10,770,476 shares (cost $137,594,744)	153,910,099
Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I (NBAMTLMat) 17,661,963 shares (cost $230,254,623)	225,366,653
Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – S Class Shares (NBAMTMCGrS) 391,860 shares (cost $6,898,154)	9,020,609
Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart) 9,702,165 shares (cost $146,471,313)	205,297,811
Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS) 1,045,263 shares (cost $17,968,740)	18,135,315
Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes) 13,887,327 shares (cost $212,290,112)	232,057,238
Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 3,278,396 shares (cost $85,172,854)	121,267,861
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4) 2,589,026 shares (cost $78,802,739)	$94,473,550
Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares (OppBal) 7,792,842 shares (cost $121,903,559)	137,855,370
Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares (OppCapAp) 2,404,984 shares (cost $79,844,255)	99,638,493
Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS) 1,559,566 shares (cost $55,637,863)	64,082,573
Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares (OppBdFd) 10,395,999 shares (cost $112,626,704)	116,019,351
Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares (OppGlSec) 8,001,082 shares (cost $151,961,037)	294,359,797
Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS) 606,338 shares (cost $15,955,126)	22,125,284
Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares (OppHighInc) 108,182 shares (cost $885,457)	924,958
Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Service Class (OppHighIncS) 5,230,918 shares (cost $42,921,848)	44,462,801
Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Non-Service Shares (OppMSt) 1,173,796 shares (cost $21,909,520)	29,086,673
Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Service Class (OppMStS) 9,601,820 shares (cost $211,560,232)	236,012,737
Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Non-Service Shares (OppMStSCap) 118,955 shares (cost $2,140,782)	2,277,980
Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Service Class (OppMStSCapS) 3,733,146 shares (cost $63,985,598)	70,855,113
Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares (OppMidCap) 382,817 shares (cost $16,972,294)	19,466,240
Pioneer Small Cap Value VCT Portfolio – Class I (PioSmCapV) 74,874 shares (cost $1,272,881)	1,341,736
Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroInc) 297,996 shares (cost $7,279,266)	8,749,164
Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEq) 85,337 shares (cost $1,119,252)	1,761,355
Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyII) 92,004 shares (cost $2,423,218)	2,766,559
T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 2,152,666 shares (cost $20,644,758)	22,409,249
T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 2,187,129 shares (cost $50,697,066)	54,240,811
T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2) 1,879,265 shares (cost $9,171,963)	9,208,398
Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Class R1 (VEWrldBdR1) 660,140 shares (cost $7,856,506)	7,763,248
Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class (VEWrldBd) 1,866,325 shares (cost $22,962,913)	21,985,311
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1) 1,002,647 shares (cost $19,047,920)	$25,026,071
Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 1,697,390 shares (cost $22,349,807)	42,400,803
Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1) 1,031,208 shares (cost $28,139,304)	33,730,812
Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 1,489,452 shares (cost $22,343,368)	48,719,967
Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I (VKCorPlus) 124,250 shares (cost $1,396,420)	1,416,448
Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2) 9,995,540 shares (cost $112,784,785)	113,149,509
Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 1,055,326 shares (cost $8,995,454)	9,413,509
Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class II (VKEmMkt2) 269,602 shares (cost $2,336,084)	2,396,762
Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 7,436,576 shares (cost $121,039,566)	218,337,869
Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class II (VKUSRealEst2) 4,011,317 shares (cost $85,272,729)	116,729,325
Victory Variable Insurance Funds – Diversified Stock Fund Class A Shares (VicDivrStk) 74,087 shares (cost $818,164)	969,793
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Discovery FundSM (WFDisc) 4,181,097 shares (cost $46,046,042)	68,737,235
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Large Company Growth Fund (WFLrgCoGro) 14,309 shares (cost $124,345)	137,225
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Money Market Fund (WFMnMrkt) 16,725 shares (cost $16,725)	16,725
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM (WFOpp) 13,957,699 shares (cost $263,928,100)	335,263,923
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Total Return Bond Fund (WFTotRetBd) 2,243 shares (cost $21,976)	21,983

Total investments	17,881,047,066
Accounts receivable	–

Total assets	17,881,047,066

Accounts payable	329,630

Contract owners’ equity (note 4)	$17,880,717,436

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	AIMBValue2	AIMCapAp2	AIMCapDev2	AlgerBal	AlgMidCapGr	AlGrIncB	AlSmMdCpB
Reinvested dividends	$288,390,942	63,538	–	–	2,716	–	257,900	19,917
Mortality and expense risk charges (note 2)	(234,226,115)	(810,023)	(215,687)	(311,518)	(3,211)	(5,470)	(346,391)	(136,110)

Net investment income (loss)	54,164,827	(746,485)	(215,687)	(311,518)	(495)	(5,470)	(88,491)	(116,193)

Proceeds from mutual fund shares sold	2,556,465,713	8,511,032	2,305,688	4,005,203	259,989	277,657	3,869,668	1,967,032
Cost of mutual fund shares sold	(2,309,692,003)	(7,111,899)	(2,095,745)	(2,987,762)	(239,136)	(280,780)	(3,130,325)	(1,570,404)

Realized gain (loss) on investments	246,773,710	1,399,133	209,943	1,017,441	20,853	(3,123)	739,343	396,628
Change in unrealized gain (loss) on investments	953,363,338	2,478,940	556,447	1,347,726	(26,228)	(39,360)	1,302,616	113,486

Net gain (loss) on investments	1,200,137,048	3,878,073	766,390	2,365,167	(5,375)	(42,483)	2,041,959	510,114

Reinvested capital gains	491,388,560	2,207,948	–	363,534	11,605	75,353	1,157,952	588,034

Net increase (decrease) in contract owners’ equity resulting from operations	$1,745,690,435	5,339,536	550,703	2,417,183	5,735	27,400	3,111,420	981,955

Investment activity:	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt2	ACVPInt3
Reinvested dividends	$1,754,401	–	769,094	230,137	2,624,499	1,109,419	46,472	498,679
Mortality and expense risk charges (note 2)	(1,157,353)	(1,710,155)	(536,351)	(216,490)	(1,200,701)	(881,763)	(46,021)	(407,806)

Net investment income (loss)	597,048	(1,710,155)	232,743	13,647	1,423,798	227,656	451	90,873

Proceeds from mutual fund shares sold	21,306,577	27,528,813	10,500,549	3,249,263	16,650,950	16,119,055	398,939	4,987,450
Cost of mutual fund shares sold	(21,282,795)	(24,581,716)	(7,333,967)	(2,657,572)	(17,224,149)	(10,982,852)	(293,423)	(2,660,193)

Realized gain (loss) on investments	23,782	2,947,097	3,166,582	591,691	(573,199)	5,136,203	105,516	2,327,257
Change in unrealized gain (loss) on investments	111,956	17,019,309	2,361,536	1,397,687	(841,927)	8,412,645	549,318	4,009,260

Net gain (loss) on investments	135,738	19,966,406	5,528,118	1,989,378	(1,415,126)	13,548,848	654,834	6,336,517

Reinvested capital gains	5,880,493	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$6,613,279	18,256,251	5,760,861	2,003,025	8,672	13,776,504	655,285	6,427,390

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	ACVPInt4	ACVPMdCpV1	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1
Reinvested dividends	$152,434	19,800	74,027	–	–	2,071,190	933,013	–
Mortality and expense risk charges (note 2)	(157,489)	(11,255)	(146,098)	(73,258)	(257,769)	(1,954,371)	(1,293,000)	(688)

Net investment income (loss)	(5,055)	8,545	(72,071)	(73,258)	(257,769)	116,819	(359,987)	(688)

Proceeds from mutual fund shares sold	2,271,723	651,127	1,496,452	4,237,099	2,306,950	30,575,350	7,594,388	37,069
Cost of mutual fund shares sold	(1,637,347)	(648,184)	(1,378,985)	(3,997,245)	(2,237,396)	(26,863,030)	(7,153,468)	(40,549)

Realized gain (loss) on investments	634,376	2,943	117,467	239,854	69,554	3,712,320	440,920	(3,480)
Change in unrealized gain (loss) on investments	1,506,142	110,033	1,200,817	(474,553)	(616,341)	6,275,683	6,575,521	7,144

Net gain (loss) on investments	2,140,518	112,976	1,318,284	(234,699)	(546,787)	9,988,003	7,016,441	3,664

Reinvested capital gains	–	82,755	474,403	–	–	13,065,386	6,618,448	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,135,463	204,276	1,720,616	(307,957)	(804,556)	23,170,208	13,274,902	2,976

Investment activity:	ACVPVista2	AmerGro	AmerHiInc	AmerUSGvt	ChScMM	CSTGlSmCp	CSTIntFoc	CSTSmCapGr
Reinvested dividends	$–	185,364	79,104	77,240	597,574	–	421,034	–
Mortality and expense risk charges (note 2)	(43,427)	(260,120)	(20,296)	(26,507)	(132,841)	(63,791)	(575,648)	(1,219,347)

Net investment income (loss)	(43,427)	(74,756)	58,808	50,733	464,733	(63,791)	(154,614)	(1,219,347)

Proceeds from mutual fund shares sold	1,238,886	4,973,066	1,611,855	747,828	14,061,032	1,385,183	9,815,852	23,179,616
Cost of mutual fund shares sold	(1,183,896)	(5,183,395)	(1,594,312)	(773,164)	(14,061,032)	(967,804)	(6,606,303)	(20,546,613)

Realized gain (loss) on investments	54,990	(210,329)	17,543	(25,336)	–	417,379	3,209,549	2,633,003
Change in unrealized gain (loss) on investments	4,637	1,806,605	65,471	17,159	–	161,847	3,651,076	1,806,461

Net gain (loss) on investments	59,627	1,596,276	83,014	(8,177)	–	579,226	6,860,625	4,439,464

Reinvested capital gains	6,260	115,257	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$22,460	1,636,777	141,822	42,556	464,733	515,435	6,706,011	3,220,117

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	DrySmCapIxS	DrySRGro	DryStkIx	DryStklxS	DryVIFApp	DryVIFAppS	DryVIFDevLdS	DryVIFGrInc
Reinvested dividends	$225,022	96,942	9,091,947	1,484,869	808,137	332,686	8,247	266,062
Mortality and expense risk charges (note 2)	(774,216)	(1,155,371)	(7,485,117)	(1,558,996)	(672,044)	(374,547)	(71,769)	(455,358)

Net investment income (loss)	(549,194)	(1,058,429)	1,606,830	(74,127)	136,093	(41,861)	(63,522)	(189,296)

Proceeds from mutual fund shares sold	18,783,175	20,121,073	123,044,118	9,062,856	14,702,578	7,521,576	1,404,019	7,752,421
Cost of mutual fund shares sold	(14,955,929)	(28,800,917)	(102,951,183)	(7,611,515)	(11,765,668)	(6,652,550)	(1,310,786)	(7,307,573)

Realized gain (loss) on investments	3,827,246	(8,679,844)	20,092,935	1,451,341	2,936,910	869,026	93,233	444,848
Change in unrealized gain (loss) on investments	1,685,485	15,984,293	50,562,262	11,911,645	3,854,109	2,442,930	(374,221)	3,860,938

Net gain (loss) on investments	5,512,731	7,304,449	70,655,197	13,362,986	6,791,019	3,311,956	(280,988)	4,305,786

Reinvested capital gains	1,276,198	–	–	–	–	–	426,364	–

Net increase (decrease) in contract owners’ equity resulting from operations	$6,239,735	6,246,020	72,262,027	13,288,859	6,927,112	3,270,095	81,854	4,116,490

Investment activity:	FedAmLeadS	FedCapApS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr
Reinvested dividends	$30,247	16,812	–	798,746	1,900,849	30,850,858	4,319,947	3,220,814
Mortality and expense risk charges (note 2)	(37,401)	(48,408)	(21,749)	(247,044)	(794,844)	(12,446,652)	(2,246,981)	(10,374,449)

Net investment income (loss)	(7,154)	(31,596)	(21,749)	551,702	1,106,005	18,404,206	2,072,966	(7,153,635)

Proceeds from mutual fund shares sold	772,881	464,647	312,703	7,716,952	10,944,455	180,970,242	7,606,327	179,522,315
Cost of mutual fund shares sold	(711,139)	(389,271)	(306,792)	(8,218,034)	(11,651,474)	(171,918,232)	(6,075,141)	(261,407,099)

Realized gain (loss) on investments	61,742	75,376	5,911	(501,082)	(707,019)	9,052,010	1,531,186	(81,884,784)
Change in unrealized gain (loss) on investments	(34,090)	364,848	74,048	400,959	825,348	20,075,536	2,639,359	129,552,902

Net gain (loss) on investments	27,652	440,224	79,959	(100,123)	118,329	29,127,546	4,170,545	47,668,118

Reinvested capital gains	296,530	–	–	–	–	110,981,405	18,091,877	–

Net increase (decrease) in contract owners’ equity resulting from operations	$317,028	408,628	58,210	451,579	1,224,334	158,513,157	24,335,388	40,514,483

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPGrS2	FidVIPHI	FidVIPOv	FidVIPOvR	FidVIPOvS2	FidVIPOvS2R	FidVIPAM	FidVIPCon
Reinvested dividends	$80,994	11,578,170	1,457,953	601,943	61,128	285,363	8,683,890	9,388,226
Mortality and expense risk charges (note 2)	(808,121)	(2,112,443)	(2,106,057)	(911,444)	(121,667)	(654,937)	(4,059,549)	(9,869,627)

Net investment income (loss)	(727,127)	9,465,727	(648,104)	(309,501)	(60,539)	(369,574)	4,624,341	(481,401)

Proceeds from mutual fund shares sold	8,628,170	60,355,383	32,690,400	9,261,232	1,139,417	6,831,010	63,794,223	113,230,994
Cost of mutual fund shares sold	(7,994,829)	(60,798,453)	(19,618,370)	(4,620,785)	(857,719)	(4,816,103)	(71,400,393)	(91,967,224)

Realized gain (loss) on investments	633,341	(443,070)	13,072,030	4,640,447	281,698	2,014,907	(7,606,170)	21,263,770
Change in unrealized gain (loss) on investments	2,502,135	5,569,841	10,741,269	5,518,302	989,822	4,519,821	20,092,233	(7,707,936)

Net gain (loss) on investments	3,135,476	5,126,771	23,813,299	10,158,749	1,271,520	6,534,728	12,486,063	13,555,834

Reinvested capital gains	–	–	1,013,550	414,035	52,977	237,802	–	58,269,912

Net increase (decrease) in contract owners’ equity resulting from operations	$2,408,349	14,592,498	24,178,745	10,263,283	1,263,958	6,402,956	17,110,404	71,344,345

Investment activity:	FidVIPConS2	FidVIPIGBdS	FidVIPIGBdS2	FidVIPGrOp	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
Reinvested dividends	$2,851,295	641,913	2,670,607	248,128	–	283,855	85,833	83,632
Mortality and expense risk charges (note 2)	(4,500,920)	(225,606)	(1,946,575)	(431,249)	(44,302)	(2,850,020)	(201,602)	(389,453)

Net investment income (loss)	(1,649,625)	416,307	724,032	(183,121)	(44,302)	(2,566,165)	(115,769)	(305,821)

Proceeds from mutual fund shares sold	28,132,030	3,809,281	388,497	10,393,992	466,254	32,736,665	7,952,565	3,236,136
Cost of mutual fund shares sold	(19,690,373)	(3,951,307)	(414,906)	(8,265,743)	(482,876)	(24,192,935)	(8,216,023)	(3,396,988)

Realized gain (loss) on investments	8,441,657	(142,026)	(26,409)	2,128,249	(16,622)	8,543,730	(263,458)	(160,852)
Change in unrealized gain (loss) on investments	(5,489,005)	190,063	2,980,561	(922,416)	545,070	(8,102,421)	(371,115)	(395,437)

Net gain (loss) on investments	2,952,652	48,037	2,954,152	1,205,833	528,448	441,309	(634,573)	(556,289)

Reinvested capital gains	25,398,970	39,141	167,611	–	–	18,926,578	2,868,943	4,001,218

Net increase (decrease) in contract owners’ equity resulting from operations	$26,701,997	503,485	3,845,795	1,022,712	484,146	16,801,722	2,118,601	3,139,108

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FICoreEq
Reinvested dividends	$265,662	28,044	480,402	20,896	514,526	9,458	176,825	382
Mortality and expense risk charges (note 2)	(539,152)	(9,123)	(426,437)	(4,754)	(526,806)	(2,320)	(190,970)	(1,788)

Net investment income (loss)	(273,490)	18,921	53,965	16,142	(12,280)	7,138	(14,145)	(1,406)

Proceeds from mutual fund shares sold	11,723,144	66,699	1,761,893	802	1,416,001	11,495	2,521,000	608,159
Cost of mutual fund shares sold	(10,330,320)	(65,641)	(1,655,914)	(818)	(1,253,252)	(10,566)	(2,255,591)	(657,433)

Realized gain (loss) on investments	1,392,824	1,058	105,979	(16)	162,749	929	265,409	(49,274)
Change in unrealized gain (loss) on investments	(5,147,619)	54,161	1,364,634	33,597	2,332,455	21,790	718,333	8,918

Net gain (loss) on investments	(3,754,795)	55,219	1,470,613	33,581	2,495,204	22,719	983,742	(40,356)

Reinvested capital gains	5,748,744	7,228	132,708	12,913	343,017	6,719	138,477	44,085

Net increase (decrease) in contract owners’ equity resulting from operations	$1,720,459	81,368	1,657,286	62,636	2,825,941	36,576	1,108,074	2,323

Investment activity:	FHCapAp	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
Reinvested dividends	$–	122,446	1,454,108	327,249	210,433	131,257	901,940	323,944
Mortality and expense risk charges (note 2)	(136)	(229,492)	(2,210,972)	(860,810)	(282,483)	(161,418)	(1,244,462)	(189,053)

Net investment income (loss)	(136)	(107,046)	(756,864)	(533,561)	(72,050)	(30,161)	(342,522)	134,891

Proceeds from mutual fund shares sold	59,979	1,283,753	11,583,274	11,509,200	3,522,225	2,064,943	1,500,993	4,599,798
Cost of mutual fund shares sold	(62,786)	(1,195,574)	(9,287,234)	(8,212,297)	(2,776,676)	(1,560,498)	(1,115,442)	(4,287,613)

Realized gain (loss) on investments	(2,807)	88,179	2,296,040	3,296,903	745,549	504,445	385,551	312,185
Change in unrealized gain (loss) on investments	(1,311)	2,808,718	16,597,747	3,272,356	3,369,698	1,435,417	14,668,916	886,867

Net gain (loss) on investments	(4,118)	2,896,897	18,893,787	6,569,259	4,115,247	1,939,862	15,054,467	1,199,052

Reinvested capital gains	8,971	16,379	688,343	1,831,202	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$4,717	2,806,230	18,825,266	7,866,900	4,043,197	1,909,701	14,711,945	1,333,943

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITEmMrkts
Reinvested dividends	$2,229,974	40,267	11,766	278,450	51,872	560,768	1,412,660	8,186
Mortality and expense risk charges (note 2)	(538,631)	(72,730)	(94,701)	(224,283)	(42,285)	(363,178)	(1,261,028)	(15,563)

Net investment income (loss)	1,691,343	(32,463)	(82,935)	54,167	9,587	197,590	151,632	(7,377)

Proceeds from mutual fund shares sold	33,319	545,522	28,899	172,731	451,970	4,629,223	3,530,832	358,420
Cost of mutual fund shares sold	(35,013)	(544,931)	(30,051)	(185,404)	(364,339)	(3,651,685)	(3,021,106)	(205,726)

Realized gain (loss) on investments	(1,694)	591	(1,152)	(12,673)	87,631	977,538	509,726	152,694
Change in unrealized gain (loss) on investments	3,688,181	415,693	1,651,955	2,181,090	248,426	2,219,669	8,847,378	178,349

Net gain (loss) on investments	3,686,487	416,284	1,650,803	2,168,417	336,057	3,197,207	9,357,104	331,043

Reinvested capital gains	–	–	–	–	183,065	1,743,452	4,643,844	12,193

Net increase (decrease) in contract owners’ equity resulting from operations	$5,377,830	383,821	1,567,868	2,222,584	528,709	5,138,249	14,152,580	335,859

Investment activity:	GVITEmMrkts2	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc	GVITFHiInc3	GVITIntIdx8	GVITGlFin2	GVITGlFin3
Reinvested dividends	$30,578	413,747	264,090	1,498,495	1,767,090	26,803	28,911	90,825
Mortality and expense risk charges (note 2)	(86,765)	(755,195)	(658,535)	(314,857)	(338,377)	(15,464)	(26,035)	(59,612)

Net investment income (loss)	(56,187)	(341,448)	(394,445)	1,183,638	1,428,713	11,339	2,876	31,213

Proceeds from mutual fund shares sold	1,718,901	18,501,952	12,932,247	6,478,472	4,131,399	137,857	143,766	3,971,535
Cost of mutual fund shares sold	(1,276,655)	(13,794,303)	(9,827,268)	(6,647,316)	(4,163,544)	(140,479)	(131,439)	(3,625,016)

Realized gain (loss) on investments	442,246	4,707,649	3,104,979	(168,844)	(32,145)	(2,622)	12,327	346,519
Change in unrealized gain (loss) on investments	1,193,912	9,966,222	8,069,967	746,831	696,626	281,992	68,123	(133,123)

Net gain (loss) on investments	1,636,158	14,673,871	11,174,946	577,987	664,481	279,370	80,450	213,396

Reinvested capital gains	65,952	682,812	478,848	–	–	–	213,065	490,190

Net increase (decrease) in contract owners’ equity resulting from operations	$1,645,923	15,015,235	11,259,349	1,761,625	2,093,194	290,709	296,391	734,799

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITGlHlth2	GVITGlHlth3	GVITGlHlth6	GVITGlTech	GVITGlTech2	GVITGlTech3	GVITGlTech6	GVITGlUtl2
Reinvested dividends	$–	–	–	–	–	–	–	21,607
Mortality and expense risk charges (note 2)	(35,788)	(107,695)	(170,948)	(6,258)	(21,535)	(59,990)	(71,534)	(14,492)

Net investment income (loss)	(35,788)	(107,695)	(170,948)	(6,258)	(21,535)	(59,990)	(71,534)	7,115

Proceeds from mutual fund shares sold	325,739	3,599,923	3,213,819	228,383	279,498	2,005,234	2,775,180	155,358
Cost of mutual fund shares sold	(322,787)	(3,573,978)	(3,143,614)	(198,920)	(291,133)	(1,839,642)	(2,415,480)	(117,385)

Realized gain (loss) on investments	2,952	25,945	70,205	29,463	(11,635)	165,592	359,700	37,973
Change in unrealized gain (loss) on investments	52,114	168,338	160,341	22,766	151,730	365,081	194,784	186,942

Net gain (loss) on investments	55,066	194,283	230,546	52,229	140,095	530,673	554,484	224,915

Reinvested capital gains	–	–	–	–	–	–	–	59,551

Net increase (decrease) in contract owners’ equity resulting from operations	$19,278	86,588	59,598	45,971	118,560	470,683	482,950	291,581

Investment activity:	GVITGlUtl3	GVITGvtBd	GVITGrowth	GVITIntGro	GVITIntGro3	GVITIDAgg2	GVITIDCon2	GVITIDMod2
Reinvested dividends	$242,842	13,168,813	31,764	1,402	255,848	10,542,544	3,906,042	34,520,108
Mortality and expense risk charges (note 2)	(108,718)	(4,469,687)	(862,462)	(1,645)	(300,052)	(10,160,711)	(2,045,422)	(23,594,312)

Net investment income (loss)	134,124	8,699,126	(830,698)	(243)	(44,204)	381,833	1,860,620	10,925,796

Proceeds from mutual fund shares sold	2,511,041	13,371,041	15,011,588	51,992	5,198,218	17,209,685	14,374,346	1,379,708
Cost of mutual fund shares sold	(2,458,140)	(14,044,983)	(14,070,298)	(29,853)	(3,341,424)	(13,364,444)	(14,305,112)	(1,061,815)

Realized gain (loss) on investments	52,901	(673,942)	941,290	22,139	1,856,794	3,845,241	69,234	317,893
Change in unrealized gain (loss) on investments	1,883,876	(3,973,773)	2,781,955	15,066	3,966,647	58,943,272	2,473,142	101,238,121

Net gain (loss) on investments	1,936,777	(4,647,715)	3,723,245	37,205	5,823,441	62,788,513	2,542,376	101,556,014

Reinvested capital gains	715,316	2,306,840	–	274	54,145	7,436,693	1,213,194	11,652,856

Net increase (decrease) in contract owners’ equity resulting from operations	$2,786,217	6,358,251	2,892,547	37,236	5,833,382	70,607,039	5,616,190	124,134,666

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITIDModAg2	GVITIDModCon2	GVITJPBal	GVITMdCpGr	GVITMdCpGr2	GVITMidCap	GVITMyMkt	GVITNWFund
Reinvested dividends	$25,697,833	8,520,962	72,852	–	–	1,558,998	20,826,879	3,607,180
Mortality and expense risk charges (note 2)	(19,394,608)	(4,918,931)	(40,844)	(224,180)	(1,140,485)	(1,961,806)	(6,746,403)	(4,507,450)

Net investment income (loss)	6,303,225	3,602,031	32,008	(224,180)	(1,140,485)	(402,808)	14,080,476	(900,270)

Proceeds from mutual fund shares sold	–	10,510,625	950,581	7,451,168	4,681,671	31,459,748	262,482,171	72,016,994
Cost of mutual fund shares sold	–	(9,430,937)	(895,570)	(5,607,880)	(3,623,505)	(22,926,415)	(262,482,171)	(68,239,792)

Realized gain (loss) on investments	–	1,079,688	55,011	1,843,288	1,058,166	8,533,333	–	3,777,202
Change in unrealized gain (loss) on investments	112,420,043	11,181,551	232,402	(520,547)	4,818,675	990,681	–	35,463,167

Net gain (loss) on investments	112,420,043	12,261,239	287,413	1,322,741	5,876,841	9,524,014	–	39,240,369

Reinvested capital gains	13,219,199	4,003,100	–	–	–	1,920,558	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$131,942,467	19,866,370	319,421	1,098,561	4,736,356	11,041,764	14,080,476	38,340,099

Investment activity:	GVITNWFund2	GVITNWLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp	GVITSmComp2
Reinvested dividends	$995,895	39,574	–	–	483,121	85,727	205,364	50,111
Mortality and expense risk charges (note 2)	(1,557,533)	(64,005)	(181,940)	(218,402)	(1,495,160)	(537,881)	(2,688,873)	(1,230,454)

Net investment income (loss)	(561,638)	(24,431)	(181,940)	(218,402)	(1,012,039)	(452,154)	(2,483,509)	(1,180,343)

Proceeds from mutual fund shares sold	1,819,407	1,047,838	6,467,973	4,593,236	34,144,155	8,257,344	42,659,233	23,541,273
Cost of mutual fund shares sold	(1,458,625)	(1,036,900)	(5,280,948)	(3,589,274)	(22,763,579)	(8,205,607)	(33,446,999)	(22,464,410)

Realized gain (loss) on investments	360,782	10,938	1,187,025	1,003,962	11,380,576	51,737	9,212,234	1,076,863
Change in unrealized gain (loss) on investments	12,774,959	253,006	(854,143)	(702,491)	(2,306,247)	2,138,486	9,058,885	6,709,173

Net gain (loss) on investments	13,135,741	263,944	332,882	301,471	9,074,329	2,190,223	18,271,119	7,786,036

Reinvested capital gains	–	464,598	–	–	8,136,289	3,221,609	3,872,440	1,403,336

Net increase (decrease) in contract owners’ equity resulting from operations	$12,574,103	704,111	150,942	83,069	16,198,579	4,959,678	19,660,050	8,009,029

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITUSGro2	GVITUSGro3	GVITVKVal2	GVITMltSec	GVITWLead3	JanBal	JanForty	JanGlTechS2
Reinvested dividends	$32,739	20,477	1,993,862	2,294,451	38,710	252,088	49,315	–
Mortality and expense risk charges (note 2)	(341,596)	(115,866)	(2,086,194)	(807,384)	(55,935)	(192,921)	(481,794)	(66,294)

Net investment income (loss)	(308,857)	(95,389)	(92,332)	1,487,067	(17,225)	59,167	(432,479)	(66,294)

Proceeds from mutual fund shares sold	4,812,555	4,182,058	18,791,514	9,798,965	1,375,975	2,447,542	10,343,108	1,545,579
Cost of mutual fund shares sold	(5,044,343)	(4,370,780)	(16,455,229)	(9,570,775)	(1,166,146)	(2,075,402)	(6,434,972)	(1,265,893)

Realized gain (loss) on investments	(231,788)	(188,722)	2,336,285	228,190	209,829	372,140	3,908,136	279,686
Change in unrealized gain (loss) on investments	(445,004)	(61,412)	8,530,868	26,694	748,485	653,537	(839,430)	84,356

Net gain (loss) on investments	(676,792)	(250,134)	10,867,153	254,884	958,314	1,025,677	3,068,706	364,042

Reinvested capital gains	373,442	145,945	6,927,464	128,444	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(612,207)	(199,578)	17,702,285	1,870,395	941,089	1,084,844	2,636,227	297,748

Investment activity:	JanGlTech	JanRMgCore	JanIntGroS2	JanIntGro	JPMSTMidCap	MFSInvGrStS	MFSValS	MTBLgCapGr2
Reinvested dividends	$–	5,045	1,539,299	274,904	140,692	–	315,704	5,334
Mortality and expense risk charges (note 2)	(59,567)	(68,568)	(903,163)	(205,474)	(306,370)	(397,889)	(631,842)	(13,668)

Net investment income (loss)	(59,567)	(63,523)	636,136	69,430	(165,678)	(397,889)	(316,138)	(8,334)

Proceeds from mutual fund shares sold	1,514,680	5,000,448	5,582,637	3,579,804	14,611,944	4,925,096	6,930,665	77,869
Cost of mutual fund shares sold	(1,440,070)	(5,222,326)	(2,649,748)	(2,085,550)	(12,992,540)	(4,101,622)	(5,777,337)	(75,827)

Realized gain (loss) on investments	74,610	(221,878)	2,932,889	1,494,254	1,619,404	823,474	1,153,328	2,042
Change in unrealized gain (loss) on investments	246,774	74,125	21,141,732	3,977,242	1,219,446	874,376	5,180,019	80,899

Net gain (loss) on investments	321,384	(147,753)	24,074,621	5,471,496	2,838,850	1,697,850	6,333,347	82,941

Reinvested capital gains	–	307,433	–	–	568,468	–	1,062,420	10,927

Net increase (decrease) in contract owners’ equity resulting from operations	$261,817	96,157	24,710,757	5,540,926	3,241,640	1,299,961	7,079,629	85,534

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	MTBLgCapV2	MTBAggGr2	MTBConGr2	MTBModGr2	NBAMTFasc	NBAMTGro	NBAMTGuard	NBAMTInt
Reinvested dividends	$12,551	7,468	2,412	208,286	–	–	120,854	281,334
Mortality and expense risk charges (note 2)	(16,847)	(3,332)	(998)	(114,574)	(92,270)	(1,967,492)	(252,210)	(1,143,822)

Net investment income (loss)	(4,296)	4,136	1,414	93,712	(92,270)	(1,967,492)	(131,356)	(862,488)

Proceeds from mutual fund shares sold	96,667	8,775	15,930	810,255	520,351	39,607,251	5,767,809	43,531
Cost of mutual fund shares sold	(83,772)	(7,943)	(15,898)	(791,537)	(453,318)	(29,477,934)	(3,456,959)	(36,065)

Realized gain (loss) on investments	12,895	832	32	18,718	67,033	10,129,317	2,310,850	7,466
Change in unrealized gain (loss) on investments	76,080	17,228	1,046	161,103	83,801	9,405,193	(85,731)	14,735,128

Net gain (loss) on investments	88,975	18,060	1,078	179,821	150,834	19,534,510	2,225,119	14,742,594

Reinvested capital gains	96,192	8,607	1,188	412,969	155,936	–	–	1,031,768

Net increase (decrease) in contract owners’ equity resulting from operations	$180,871	30,803	3,680	686,502	214,500	17,567,018	2,093,763	14,911,874

Investment activity:	NBAMTLMat	NBAMTMCGrS	NBAMTPart	NBAMTRegS	NBAMSocRes	OppGlSec3	OppGlSec4	OppBal
Reinvested dividends	$6,002,928	–	1,473,068	36,571	124,539	1,087,010	714,667	3,172,547
Mortality and expense risk charges (note 2)	(2,343,818)	(133,144)	(2,856,732)	(137,332)	(1,971,303)	(1,463,105)	(1,232,751)	(1,921,717)

Net investment income (loss)	3,659,110	(133,144)	(1,383,664)	(100,761)	(1,846,764)	(376,095)	(518,084)	1,250,830

Proceeds from mutual fund shares sold	9,949,188	2,116,024	47,339,091	2,135,351	338,436	6,784,040	15,683,808	32,572,436
Cost of mutual fund shares sold	(10,223,564)	(1,506,512)	(34,569,140)	(2,034,914)	(267,265)	(3,982,555)	(11,680,198)	(31,973,634)

Realized gain (loss) on investments	(274,376)	609,512	12,769,951	100,437	71,171	2,801,485	4,003,610	598,802
Change in unrealized gain (loss) on investments	992,362	489,777	(13,120,113)	38,281	17,863,233	8,444,284	4,355,053	3,992,333

Net gain (loss) on investments	717,986	1,099,289	(350,162)	138,718	17,934,404	11,245,769	8,358,663	4,591,135

Reinvested capital gains	–	–	22,688,477	506,998	884,270	5,690,652	4,426,282	6,974,232

Net increase (decrease) in contract owners’ equity resulting from operations	$4,377,096	966,145	20,954,651	544,955	16,971,910	16,560,326	12,266,861	12,816,197

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	OppCapAp	OppCapApS	OppBdFd	OppGlSec	OppGlSecS	OppHighInc	OppHighIncS	OppMSt
Reinvested dividends	$432,933	118,051	6,794,865	3,206,419	194,310	–	3,008,029	328,506
Mortality and expense risk charges (note 2)	(1,455,172)	(987,425)	(1,662,905)	(4,026,978)	(318,451)	(3,991)	(616,938)	(375,776)

Net investment income (loss)	(1,022,239)	(869,374)	5,131,960	(820,559)	(124,141)	(3,991)	2,391,091	(47,270)

Proceeds from mutual fund shares sold	30,702,444	7,739,154	26,672,045	70,655,170	3,453,038	56,763	18,083,584	5,916,897
Cost of mutual fund shares sold	(19,991,119)	(6,847,797)	(27,043,734)	(37,766,597)	(2,709,441)	(54,331)	(18,180,668)	(4,143,343)

Realized gain (loss) on investments	10,711,325	891,357	(371,689)	32,888,573	743,597	2,432	(97,084)	1,773,554
Change in unrealized gain (loss) on investments	(3,008,832)	3,574,841	(297,292)	(4,020,288)	1,316,446	39,501	724,880	1,860,960

Net gain (loss) on investments	7,702,493	4,466,198	(668,981)	28,868,285	2,060,043	41,933	627,796	3,634,514

Reinvested capital gains	–	–	–	16,748,798	1,203,577	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$6,680,254	3,596,824	4,462,979	44,796,524	3,139,479	37,942	3,018,887	3,587,244

Investment activity:	OppMStS	OppMStSCap	OppMStSCapS	OppMidCap	PioSmCapV2	PioSmCapV	PVTGroInc	PVTIntEq
Reinvested dividends	$697,400	–	6,821	–	9,431	1,739	134,182	9,857
Mortality and expense risk charges (note 2)	(2,225,876)	(8,504)	(711,891)	(305,748)	(5,406)	(8,020)	(139,094)	(24,383)

Net investment income (loss)	(1,528,476)	(8,504)	(705,070)	(305,748)	4,025	(6,281)	(4,912)	(14,526)

Proceeds from mutual fund shares sold	–	102,956	3,093,064	12,144,221	1,791,958	191,955	1,786,095	117,476
Cost of mutual fund shares sold	–	(104,668)	(2,256,713)	(8,979,662)	(1,947,580)	(196,005)	(1,526,721)	(86,409)

Realized gain (loss) on investments	–	(1,712)	836,351	3,164,559	(155,622)	(4,050)	259,374	31,067
Change in unrealized gain (loss) on investments	19,680,869	137,198	3,887,706	(2,431,174)	(151,881)	68,855	675,415	351,798

Net gain (loss) on investments	19,680,869	135,486	4,724,057	733,385	(307,503)	64,805	934,789	382,865

Reinvested capital gains	–	–	861,082	–	333,283	42,374	209,015	–

Net increase (decrease) in contract owners’ equity resulting from operations	$18,152,393	126,982	4,880,069	427,637	29,805	100,898	1,138,892	368,339

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	PVTVoyII	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldBdR1	VEWrldBd	VEWrldEMktR1	VEWrldEMkt
Reinvested dividends	$3,097	42,616	446,182	226,975	580,883	2,153,713	105,178	257,827
Mortality and expense risk charges (note 2)	(46,102)	(216,821)	(454,566)	(96,817)	(105,368)	(324,490)	(264,375)	(537,961)

Net investment income (loss)	(43,005)	(174,205)	(8,384)	130,158	475,515	1,829,223	(159,197)	(280,134)

Proceeds from mutual fund shares sold	1,226,954	1,816,222	1,069,617	1,209,819	2,440,546	6,523,394	5,534,864	10,530,601
Cost of mutual fund shares sold	(1,131,445)	(1,686,173)	(1,024,639)	(1,216,510)	(2,673,850)	(7,101,357)	(4,011,308)	(5,510,121)

Realized gain (loss) on investments	95,509	130,049	44,978	(6,691)	(233,304)	(577,963)	1,523,556	5,020,480
Change in unrealized gain (loss) on investments	35,601	1,536,062	3,857,050	47,408	138,245	(88,888)	3,126,469	4,165,084

Net gain (loss) on investments	131,110	1,666,111	3,902,028	40,717	(95,059)	(666,851)	4,650,025	9,185,564

Reinvested capital gains	–	–	1,294,029	–	–	–	1,655,963	4,059,314

Net increase (decrease) in contract owners’ equity resulting from operations	$88,105	1,491,906	5,187,673	170,875	380,456	1,162,372	6,146,791	12,964,744

Investment activity:	VEWrldHAsR1	VEWrldHAs	VKCorPlus	VKCorPlus2	VKEmMkt	VKEmMkt2	VKUSRealEst	VKUSRealEst2
Reinvested dividends	$22,703	35,251	8,271	2,251,420	911,678	207,593	2,148,423	872,174
Mortality and expense risk charges (note 2)	(468,069)	(672,358)	(5,216)	(1,057,853)	(140,576)	(35,736)	(2,640,766)	(1,388,149)

Net investment income (loss)	(445,366)	(637,107)	3,055	1,193,567	771,102	171,857	(492,343)	(515,975)

Proceeds from mutual fund shares sold	15,000,542	12,467,802	269,229	56,923	4,132,269	423,686	39,401,840	11,300,888
Cost of mutual fund shares sold	(9,502,017)	(5,177,442)	(275,110)	(57,323)	(3,964,049)	(438,706)	(19,848,332)	(6,289,609)

Realized gain (loss) on investments	5,498,525	7,290,360	(5,881)	(400)	168,220	(15,020)	19,553,508	5,011,279
Change in unrealized gain (loss) on investments	(1,083,256)	817,332	20,028	328,513	(267,286)	4,511	29,064,115	17,752,662

Net gain (loss) on investments	4,415,269	8,107,692	14,147	328,113	(99,066)	(10,509)	48,617,623	22,763,941

Reinvested capital gains	1,932,012	2,999,882	1,099	306,481	198,048	45,299	12,898,400	5,982,846

Net increase (decrease) in contract owners’ equity resulting from operations	$5,901,915	10,470,467	18,301	1,828,161	870,084	206,647	61,023,680	28,230,812

(Continued)

NATIONWIDE VARIABLE ACCOUNT– II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	VicDivrStk	WFDisc	WFLrgCoGro	WFMnMrkt	WFOpp	WFTotRetBd
Reinvested dividends	$2,708	–	–	3,728	–	937
Mortality and expense risk charges (note 2)	(12,624)	(933,893)	(2,756)	(1,369)	(4,650,382)	(246)

Net investment income (loss)	(9,916)	(933,893)	(2,756)	2,359	(4,650,382)	691

Proceeds from mutual fund shares sold	134,738	12,676,185	5,099	2,449,443	78,334,103	246
Cost of mutual fund shares sold	(109,596)	(9,080,670)	(4,905)	(2,449,443)	(74,587,273)	(248)

Realized gain (loss) on investments	25,142	3,595,515	194	–	3,746,830	(2)
Change in unrealized gain (loss) on investments	70,173	5,897,547	2,873	–	(1,783,769)	(124)

Net gain (loss) on investments	95,315	9,493,062	3,067	–	1,963,061	(126)

Reinvested capital gains	24,629	–	–	–	37,907,571	–

Net increase (decrease) in contract owners’ equity resulting from operations	$110,028	8,559,169	311	2,359	35,220,250	565

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		AIMBValue2		AIMCapAp2		AIMCapDev2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$54,164,827	24,170,939	(746,485)	(708,763)	(215,687)	(190,108)	(311,518)	(216,893)
Realized gain (loss) on investments	246,773,710	1,295,389	1,399,133	1,263,081	209,943	403,183	1,017,441	126,185
Change in unrealized gain (loss) on investments	953,363,338	600,232,308	2,478,940	883,898	556,447	299,434	1,347,726	1,204,267
Reinvested capital gains	491,388,560	214,630,863	2,207,948	606,132	–	–	363,534	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,745,690,435	840,329,499	5,339,536	2,044,348	550,703	512,509	2,417,183	1,113,559

Equity transactions:
Purchase payments received from contract owners (note 3)	4,413,387,374	2,681,386,765	6,289,141	11,781,123	2,473,729	3,391,139	3,496,551	4,637,798
Transfers between funds	–	–	(4,893,399)	1,615,067	555,533	(5,405,458)	498,823	200,194
Redemptions (note 3)	(2,209,952,262)	(2,302,379,721)	(3,079,310)	(2,092,611)	(745,118)	(674,391)	(1,288,377)	(811,261)
Annuity benefits	(1,824,897)	(2,123,973)	–	–	(212)	(213)	–	–
Annual contract maintenance charges (note 2)	(4,915,442)	(5,270,684)	(6,764)	(4,890)	(2,005)	(1,517)	(2,569)	(1,462)
Contingent deferred sales charges (note 2)	(11,554,857)	(10,642,202)	(51,190)	(31,732)	(9,627)	(21,245)	(24,805)	(9,007)
Adjustments to maintain reserves	(274,883)	(380,451)	(3,443)	(2,591)	(1,218)	(1,516)	1,419	(1,094)

Net equity transactions	2,184,865,033	360,589,734	(1,744,965)	11,264,366	2,271,082	(2,713,201)	2,681,042	4,015,168

Net change in contract owners’ equity	3,930,555,468	1,200,919,233	3,594,571	13,308,714	2,821,785	(2,200,692)	5,098,225	5,128,727
Contract owners’ equity beginning of period	13,950,161,968	12,749,242,735	49,174,442	35,865,728	11,583,079	13,783,771	15,894,114	10,765,387

Contract owners’ equity end of period	$17,880,717,436	13,950,161,968	52,769,013	49,174,442	14,404,864	11,583,079	20,992,339	15,894,114

CHANGES IN UNITS:
Beginning units	717,359,381	637,054,754	3,126,816	2,372,812	783,186	995,122	938,234	681,736

Units purchased	657,395,428	400,792,606	701,873	1,484,610	381,805	487,308	557,111	434,636
Units redeemed	(442,736,650)	(320,487,979)	(807,225)	(730,606)	(227,999)	(699,244)	(407,304)	(178,138)

Ending units	932,018,159	717,359,381	3,021,464	3,126,816	936,992	783,186	1,088,041	938,234

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AlgerBal		AlgMidCapGr		AlGrIncB		AlSmMdCpB
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(495)	1,603	(5,470)	(3,417)	(88,491)	(70,328)	(116,193)	(84,614)
Realized gain (loss) on investments	20,853	63	(3,123)	19,099	739,343	578,515	396,628	376,727
Change in unrealized gain (loss) on investments	(26,228)	29,888	(39,360)	(12,097)	1,302,616	112,602	113,486	(256,267)
Reinvested capital gains	11,605	–	75,353	10,437	1,157,952	–	588,034	363,533

Net increase (decrease) in contract owners’ equity resulting from operations	5,735	31,554	27,400	14,022	3,111,420	620,789	981,955	399,379

Equity transactions:
Purchase payments received from contract owners (note 3)	24,272	–	37,967	37,546	195,594	348,728	151,561	245,768
Transfers between funds	(233,241)	277,995	161,711	155,998	(1,087,624)	(1,544,445)	(368,477)	(366,646)
Redemptions (note 3)	(368)	(383)	(32,028)	(9,590)	(1,346,415)	(1,253,808)	(423,626)	(362,777)
Annuity benefits	–	–	–	–	–	–	(1,354)	–
Annual contract maintenance charges (note 2)	–	–	–	–	(1,916)	(2,187)	(527)	(582)
Contingent deferred sales charges (note 2)	–	–	–	–	(24,716)	(30,546)	(7,613)	(9,316)
Adjustments to maintain reserves	(24)	3	(2)	(11)	(1,171)	(1,085)	(224)	(701)

Net equity transactions	(209,361)	277,615	167,648	183,943	(2,266,248)	(2,483,343)	(650,260)	(494,254)

Net change in contract owners’ equity	(203,626)	309,169	195,048	197,965	845,172	(1,862,554)	331,695	(94,875)
Contract owners’ equity beginning of period	439,160	129,991	413,029	215,064	22,196,589	24,059,143	8,416,951	8,511,826

Contract owners’ equity end of period	$235,534	439,160	608,077	413,029	23,041,761	22,196,589	8,748,646	8,416,951

CHANGES IN UNITS:
Beginning units	37,454	11,877	31,739	17,910	1,458,592	1,632,039	472,597	497,373

Units purchased	4,020	25,611	32,400	34,704	106,981	82,656	64,831	81,138
Units redeemed	(22,029)	(34)	(21,170)	(20,875)	(247,485)	(256,103)	(100,626)	(105,914)

Ending units	19,445	37,454	42,969	31,739	1,318,088	1,458,592	436,802	472,597

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPBal		ACVPCapAp		ACVPIncGr		ACVPIncGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$597,048	572,312	(1,710,155)	(1,625,651)	232,743	362,416	13,647	33,678
Realized gain (loss) on investments	23,782	588,775	2,947,097	(4,824,617)	3,166,582	3,917,195	591,691	440,215
Change in unrealized gain (loss) on investments	111,956	2,206,146	17,019,309	29,279,148	2,361,536	(2,904,435)	1,397,687	(44,154)
Reinvested capital gains	5,880,493	41,324	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,613,279	3,408,557	18,256,251	22,828,880	5,760,861	1,375,176	2,003,025	429,739

Equity transactions:
Purchase payments received from contract owners (note 3)	2,522,058	3,157,761	3,248,814	3,262,972	2,199,780	2,677,229	326,194	462,162
Transfers between funds	(3,000,910)	(924,025)	(4,603,628)	(27,910)	(2,375,957)	(3,216,613)	(833,369)	547,977
Redemptions (note 3)	(19,096,414)	(22,544,847)	(21,227,180)	(21,119,532)	(8,605,238)	(10,687,057)	(1,286,325)	(907,230)
Annuity benefits	(7,328)	(21,907)	(25,367)	(22,287)	(9,600)	(7,832)	–	–
Annual contract maintenance charges (note 2)	(42,906)	(51,745)	(85,270)	(92,331)	(22,498)	(26,418)	(1,605)	(2,049)
Contingent deferred sales charges (note 2)	(39,214)	(60,186)	(47,747)	(60,177)	(30,863)	(53,193)	(19,683)	(27,407)
Adjustments to maintain reserves	(439)	285	(4,498)	3,254	(8,800)	(1,436)	(768)	(622)

Net equity transactions	(19,665,153)	(20,444,664)	(22,744,876)	(18,056,011)	(8,853,176)	(11,315,320)	(1,815,556)	72,831

Net change in contract owners’ equity	(13,051,874)	(17,036,107)	(4,488,625)	4,772,869	(3,092,315)	(9,940,144)	187,469	502,570
Contract owners’ equity beginning of period	94,479,773	111,515,880	129,326,941	124,554,072	43,035,378	52,975,522	14,596,589	14,094,019

Contract owners’ equity end of period	$81,427,899	94,479,773	124,838,316	129,326,941	39,943,063	43,035,378	14,784,058	14,596,589

CHANGES IN UNITS:
Beginning units	4,467,709	5,476,571	4,837,975	5,652,516	3,657,933	4,654,910	974,803	964,870

Units purchased	213,446	331,577	494,523	479,874	433,404	917,258	107,353	212,305
Units redeemed	(1,136,799)	(1,340,439)	(1,349,746)	(1,294,415)	(1,153,391)	(1,914,235)	(220,550)	(202,372)

Ending units	3,544,356	4,467,709	3,982,752	4,837,975	2,937,946	3,657,933	861,606	974,803

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPInflPro2		ACVPInt		ACVPInt2		ACVPInt3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,423,798	2,098,347	227,656	(74,340)	451	(11,682)	90,873	(42,444)
Realized gain (loss) on investments	(573,199)	158,566	5,136,203	3,091,083	105,516	56,030	2,327,257	1,310,376
Change in unrealized gain (loss) on investments	(841,927)	(2,307,629)	8,412,645	4,189,377	549,318	276,496	4,009,260	1,756,958
Reinvested capital gains	–	35,728	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,672	(14,988)	13,776,504	7,206,120	655,285	320,844	6,427,390	3,024,890

Equity transactions:
Purchase payments received from contract owners (note 3)	10,189,052	24,340,853	8,853	5,315	–	–	3,046,342	3,496,740
Transfers between funds	(7,261,227)	5,933,880	(3,141,047)	(3,382,794)	(144,615)	(277,766)	16,826	(146,655)
Redemptions (note 3)	(7,599,225)	(8,390,234)	(12,029,665)	(12,885,485)	(203,184)	(173,260)	(5,560,399)	(5,139,725)
Annuity benefits	(2,944)	(2,528)	(17,676)	(24,171)	–	–	(3,926)	(3,318)
Annual contract maintenance charges (note 2)	(9,686)	(9,098)	(28,749)	(33,406)	(489)	(577)	(12,020)	(11,754)
Contingent deferred sales charges (note 2)	(76,630)	(55,510)	(16,433)	(37,776)	(4,475)	(5,856)	(25,360)	(32,613)
Adjustments to maintain reserves	7,433	(56)	971	(12,452)	(304)	(134)	(24)	49

Net equity transactions	(4,753,227)	21,817,307	(15,223,746)	(16,370,769)	(353,067)	(457,593)	(2,538,561)	(1,837,276)

Net change in contract owners’ equity	(4,744,555)	21,802,319	(1,447,242)	(9,164,649)	302,218	(136,749)	3,888,829	1,187,614
Contract owners’ equity beginning of period	79,311,092	57,508,773	66,963,941	76,128,590	3,059,229	3,195,978	28,907,591	27,719,977

Contract owners’ equity end of period	$74,566,537	79,311,092	65,516,699	66,963,941	3,361,447	3,059,229	32,796,420	28,907,591

CHANGES IN UNITS:
Beginning units	7,317,685	5,306,858	3,664,642	4,655,031	187,627	218,350	2,307,236	2,469,324

Units purchased	2,292,295	4,432,742	183	33	–	–	501,282	630,178
Units redeemed	(2,731,574)	(2,421,915)	(759,248)	(990,422)	(19,882)	(30,723)	(686,932)	(792,266)

Ending units	6,878,406	7,317,685	2,905,577	3,664,642	167,745	187,627	2,121,586	2,307,236

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPInt4		ACVPMdCpV1		ACVPMdCpV2		ACVPUltra
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(5,055)	(53,348)	8,545	–	(72,071)	6,886	(73,258)	(97,202)
Realized gain (loss) on investments	634,376	162,980	2,943	–	117,467	3,065	239,854	480,094
Change in unrealized gain (loss) on investments	1,506,142	919,283	110,033	–	1,200,817	21,137	(474,553)	(329,244)
Reinvested capital gains	–	–	82,755	–	474,403	117,241	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,135,463	1,028,915	204,276	–	1,720,616	148,329	(307,957)	53,648

Equity transactions:
Purchase payments received from contract owners (note 3)	227,401	2,814,189	157,220	–	5,168,009	3,195,866	388,617	570,959
Transfers between funds	(6,932)	565,731	3,069,196	–	4,746,349	2,242,602	(2,056,448)	1,382,471
Redemptions (note 3)	(576,656)	(299,079)	(119,273)	–	(436,420)	(182,256)	(1,258,550)	(1,589,951)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,289)	(893)	(247)	–	(606)	(7)	(2,721)	(3,007)
Contingent deferred sales charges (note 2)	(10,055)	(5,206)	(504)	–	(7,963)	(255)	(3,391)	(5,274)
Adjustments to maintain reserves	(431)	(365)	(7)	–	(781)	(153)	(102)	(64)

Net equity transactions	(367,962)	3,074,377	3,106,385	–	9,468,588	5,255,797	(2,932,595)	355,134

Net change in contract owners’ equity	1,767,501	4,103,292	3,310,661	–	11,189,204	5,404,126	(3,240,552)	408,782
Contract owners’ equity beginning of period	9,654,221	5,550,929	–	–	5,404,126	–	7,610,398	7,201,616

Contract owners’ equity end of period	$11,421,722	9,654,221	3,310,661	–	16,593,330	5,404,126	4,369,846	7,610,398

CHANGES IN UNITS:
Beginning units	771,337	493,520	–	–	483,218	–	704,273	671,844

Units purchased	151,973	406,636	403,874	–	1,011,427	515,404	181,986	543,408
Units redeemed	(181,416)	(128,819)	(104,426)	–	(241,206)	(32,186)	(462,737)	(510,979)

Ending units	741,894	771,337	299,448	–	1,253,439	483,218	423,522	704,273

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPUltra2		ACVPVal		ACVPVal2		ACVPVista1
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(257,769)	(224,691)	116,819	(692,330)	(359,987)	(576,486)	(688)	–
Realized gain (loss) on investments	69,554	89,007	3,712,320	2,928,046	440,920	720,457	(3,480)	–
Change in unrealized gain (loss) on investments	(616,341)	315,814	6,275,683	(14,682,796)	6,575,521	(2,565,260)	7,144	–
Reinvested capital gains	–	–	13,065,386	18,109,229	6,618,448	4,761,593	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(804,556)	180,130	23,170,208	5,662,149	13,274,902	2,340,304	2,976	–

Equity transactions:
Purchase payments received from contract owners (note 3)	1,880,321	4,269,813	6,535,511	7,630,954	15,603,993	24,572,361	2,630	–
Transfers between funds	(759,604)	446,568	(444,700)	(3,550,135)	6,033,429	8,480,556	145,053	–
Redemptions (note 3)	(812,729)	(907,375)	(29,918,655)	(36,270,143)	(3,773,312)	(3,860,822)	(219)	–
Annuity benefits	–	–	(43,045)	(68,181)	(393)	(352)	–	–
Annual contract maintenance charges (note 2)	(2,376)	(1,724)	(58,031)	(68,645)	(11,347)	(7,599)	(26)	–
Contingent deferred sales charges (note 2)	(15,586)	(13,702)	(87,376)	(110,508)	(82,100)	(73,897)	–	–
Adjustments to maintain reserves	(1,612)	(1,234)	(2,151)	(16,050)	(4,508)	(3,368)	(11)	–

Net equity transactions	288,414	3,792,346	(24,018,447)	(32,452,708)	17,765,762	29,106,879	147,427	–

Net change in contract owners’ equity	(516,142)	3,972,476	(848,239)	(26,790,559)	31,040,664	31,447,183	150,403	–
Contract owners’ equity beginning of period	15,585,166	11,612,690	154,396,815	181,187,374	73,018,856	41,571,673	–	–

Contract owners’ equity end of period	$15,069,024	15,585,166	153,548,576	154,396,815	104,059,520	73,018,856	150,403	–

CHANGES IN UNITS:
Beginning units	1,111,532	833,172	7,260,905	8,834,706	4,664,738	2,735,693	–	–

Units purchased	269,885	520,061	1,090,565	1,593,966	2,241,828	3,029,494	19,799	–
Units redeemed	(248,835)	(241,701)	(2,186,310)	(3,167,767)	(1,207,529)	(1,100,449)	(4,037)	–

Ending units	1,132,582	1,111,532	6,165,160	7,260,905	5,699,037	4,664,738	15,762	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPVista2		AmerGro		AmerHiInc		AmerUSGvt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(43,427)	(6,065)	(74,756)	(81,352)	58,808	92,259	50,733	64,530
Realized gain (loss) on investments	54,990	9,469	(210,329)	85,905	17,543	14,371	(25,336)	(3,395)
Change in unrealized gain (loss) on investments	4,637	41,014	1,806,605	2,849,534	65,471	(79,590)	17,159	(28,059)
Reinvested capital gains	6,260	–	115,257	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	22,460	44,418	1,636,777	2,854,087	141,822	27,040	42,556	33,076

Equity transactions:
Purchase payments received from contract owners (note 3)	1,235,762	503,121	490,672	268,142	13,027	65,787	15,196	22,511
Transfers between funds	554,056	693,741	(703,803)	(58,076)	(218,208)	(106,696)	(84,848)	67,180
Redemptions (note 3)	(78,736)	(34,942)	(4,205,848)	(1,672,803)	(394,355)	(152,310)	(636,902)	(175,505)
Annuity benefits	–	–	(717)	(13,907)	(7,885)	(7,814)	(5,147)	(5,286)
Annual contract maintenance charges (note 2)	(131)	(5)	(6,602)	(7,116)	(829)	(923)	(1,329)	(1,490)
Contingent deferred sales charges (note 2)	(1,839)	(546)	(691)	(3,174)	(128)	(360)	(279)	(375)
Adjustments to maintain reserves	(424)	(23)	578	625	572	624	159	123

Net equity transactions	1,708,688	1,161,346	(4,426,411)	(1,486,309)	(607,806)	(201,692)	(713,150)	(92,842)

Net change in contract owners’ equity	1,731,148	1,205,764	(2,789,634)	1,367,778	(465,984)	(174,652)	(670,594)	(59,766)
Contract owners’ equity beginning of period	1,205,764	–	21,628,150	20,260,372	1,923,130	2,097,782	2,433,351	2,493,117

Contract owners’ equity end of period	$2,936,912	1,205,764	18,838,516	21,628,150	1,457,146	1,923,130	1,762,757	2,433,351

CHANGES IN UNITS:
Beginning units	106,490	–	304,890	328,214	51,290	56,446	88,729	91,982

Units purchased	279,170	149,981	9,630	9,003	26,006	50,577	611	3,672
Units redeemed	(143,272)	(43,491)	(70,989)	(32,327)	(41,790)	(55,733)	(26,641)	(6,925)

Ending units	242,388	106,490	243,531	304,890	35,506	51,290	62,699	88,729

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ChScMM		CSTGlSmCp		CSTIntFoc		CSTSmCapGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$464,733	150,483	(63,791)	(73,413)	(154,614)	(214,231)	(1,219,347)	(1,491,380)
Realized gain (loss) on investments	–	–	417,379	318,553	3,209,549	2,605,509	2,633,003	4,911,485
Change in unrealized gain (loss) on investments	–	–	161,847	487,571	3,651,076	4,008,349	1,806,461	(8,473,336)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	464,733	150,483	515,435	732,711	6,706,011	6,399,627	3,220,117	(5,053,231)

Equity transactions:
Purchase payments received from contract owners (note 3)	21,665,779	22,653,500	42	4,337	6,316	1,303	3,044,696	3,635,938
Transfers between funds	(12,799,203)	(13,771,486)	(314,543)	(483,998)	(1,655,063)	(1,311,321)	(5,318,207)	(8,358,382)
Redemptions (note 3)	(3,158,562)	(2,104,655)	(991,334)	(1,159,692)	(7,549,991)	(9,441,859)	(18,430,628)	(21,438,588)
Annuity benefits	(10,451)	–	(4,650)	(4,154)	(11,221)	(12,324)	(8,930)	(18,788)
Annual contract maintenance charges (note 2)	(951)	(905)	(3,114)	(3,564)	(17,472)	(19,669)	(46,960)	(60,143)
Contingent deferred sales charges (note 2)	–	–	(1,508)	(3,816)	(9,691)	(15,149)	(49,641)	(67,393)
Adjustments to maintain reserves	16,408	447	(329)	(219)	464	1,336	(1,346)	138

Net equity transactions	5,713,020	6,776,901	(1,315,436)	(1,651,106)	(9,236,658)	(10,797,683)	(20,811,016)	(26,307,218)

Net change in contract owners’ equity	6,177,753	6,927,384	(800,001)	(918,395)	(2,530,647)	(4,398,056)	(17,590,899)	(31,360,449)
Contract owners’ equity beginning of period	11,301,111	4,373,727	5,174,747	6,093,142	43,827,694	48,225,750	98,444,130	129,804,579

Contract owners’ equity end of period	$17,478,864	11,301,111	4,374,746	5,174,747	41,297,047	43,827,694	80,853,231	98,444,130

CHANGES IN UNITS:
Beginning units	1,114,003	438,727	377,164	509,005	3,268,498	4,168,927	5,728,799	7,254,068

Units purchased	2,558,854	2,491,042	–	–	423	–	458,167	687,851
Units redeemed	(2,022,834)	(1,815,766)	(91,556)	(131,841)	(639,146)	(900,429)	(1,636,648)	(2,213,120)

Ending units	1,650,023	1,114,003	285,608	377,164	2,629,775	3,268,498	4,550,318	5,728,799

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DrySmCapIxS		DrySRGro		DryStkIx		DryStklxS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(549,194)	(705,491)	(1,058,429)	(1,361,604)	1,606,830	1,460,098	(74,127)	(56,107)
Realized gain (loss) on investments	3,827,246	2,641,402	(8,679,844)	(13,141,350)	20,092,935	(8,536,126)	1,451,341	946,681
Change in unrealized gain (loss) on investments	1,685,485	506,102	15,984,293	16,355,150	50,562,262	25,428,895	11,911,645	1,835,282
Reinvested capital gains	1,276,198	129,852	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,239,735	2,571,865	6,246,020	1,852,196	72,262,027	18,352,867	13,288,859	2,725,856

Equity transactions:
Purchase payments received from contract owners (note 3)	8,272,138	9,596,594	3,942,461	4,888,070	19,372,702	23,077,857	16,755,473	25,909,118
Transfers between funds	(6,199,085)	(3,126,782)	(5,868,536)	(9,156,655)	(23,877,325)	(35,043,262)	2,287,580	(1,818,250)
Redemptions (note 3)	(7,890,338)	(7,028,690)	(16,766,355)	(18,198,451)	(109,927,277)	(134,474,508)	(7,797,438)	(5,596,561)
Annuity benefits	(3,560)	(62)	(6,022)	(11,583)	(174,537)	(202,062)	(4,397)	–
Annual contract maintenance charges (note 2)	(14,363)	(14,145)	(73,590)	(89,604)	(300,249)	(358,356)	(16,191)	(12,250)
Contingent deferred sales charges (note 2)	(52,443)	(52,219)	(67,954)	(97,860)	(292,232)	(489,253)	(133,553)	(122,048)
Adjustments to maintain reserves	(2,113)	5,761	(830)	192	10,551	(1,633)	(4,949)	(3,232)

Net equity transactions	(5,889,764)	(619,543)	(18,840,826)	(22,665,891)	(115,188,367)	(147,491,217)	11,086,525	18,356,777

Net change in contract owners’ equity	349,971	1,952,322	(12,594,806)	(20,813,695)	(42,926,340)	(129,138,350)	24,375,384	21,082,633
Contract owners’ equity beginning of period	52,799,473	50,847,151	95,068,683	115,882,378	591,622,495	720,760,845	93,210,382	72,127,749

Contract owners’ equity end of period	$53,149,444	52,799,473	82,473,877	95,068,683	548,696,155	591,622,495	117,585,766	93,210,382

CHANGES IN UNITS:
Beginning units	3,454,461	3,662,793	4,359,987	5,445,879	21,479,216	27,047,637	6,341,787	5,049,202

Units purchased	1,539,527	2,045,815	220,179	354,215	1,287,052	1,677,383	2,041,599	2,570,164
Units redeemed	(1,990,335)	(2,254,147)	(1,075,897)	(1,440,107)	(5,295,241)	(7,245,804)	(1,348,969)	(1,277,579)

Ending units	3,003,653	3,454,461	3,504,269	4,359,987	17,471,027	21,479,216	7,034,417	6,341,787

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DryVIFApp		DryVIFAppS		DryVIFDevLdS		DryVIFGrInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$136,093	(778,048)	(41,861)	(338,817)	(63,522)	(75,258)	(189,296)	(10,712)
Realized gain (loss) on investments	2,936,910	1,255,483	869,026	248,173	93,233	69,456	444,848	(757,856)
Change in unrealized gain (loss) on investments	3,854,109	1,215,610	2,442,930	648,853	(374,221)	213,351	3,860,938	1,384,352
Reinvested capital gains	–	–	–	–	426,364	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,927,112	1,693,045	3,270,095	558,209	81,854	207,549	4,116,490	615,784

Equity transactions:
Purchase payments received from contract owners (note 3)	2,360,452	2,628,622	1,768,997	6,541,453	95,792	340,937	1,474,060	1,824,314
Transfers between funds	(2,804,650)	(2,805,052)	(2,814,042)	333,561	(620,905)	(12,352)	(383,763)	(1,705,305)
Redemptions (note 3)	(10,657,509)	(12,232,791)	(1,349,934)	(925,799)	(419,188)	(194,613)	(7,083,559)	(8,829,239)
Annuity benefits	(4,875)	(9,819)	(11,248)	–	(169)	(173)	(230)	(224)
Annual contract maintenance charges (note 2)	(26,913)	(32,997)	(2,538)	(1,999)	(658)	(725)	(21,477)	(26,347)
Contingent deferred sales charges (note 2)	(23,100)	(50,258)	(24,467)	(15,578)	(3,995)	(3,598)	(26,474)	(40,977)
Adjustments to maintain reserves	939	5,405	(1,472)	(1,323)	(249)	(549)	(789)	84

Net equity transactions	(11,155,656)	(12,496,890)	(2,434,704)	5,930,315	(949,372)	128,927	(6,042,232)	(8,777,694)

Net change in contract owners’ equity	(4,228,544)	(10,803,845)	835,391	6,488,524	(867,518)	336,476	(1,925,742)	(8,161,910)
Contract owners’ equity beginning of period	53,409,719	64,213,564	24,136,811	17,648,287	5,244,152	4,907,676	36,198,827	44,360,737

Contract owners’ equity end of period	$49,181,175	53,409,719	24,972,202	24,136,811	4,376,634	5,244,152	34,273,085	36,198,827

CHANGES IN UNITS:
Beginning units	4,029,605	4,990,800	1,814,647	1,357,385	339,465	327,297	2,832,165	3,540,729

Units purchased	618,394	707,935	512,105	795,798	30,981	48,071	279,404	241,061
Units redeemed	(1,420,432)	(1,669,130)	(685,659)	(338,536)	(92,371)	(35,903)	(739,561)	(949,625)

Ending units	3,227,567	4,029,605	1,641,093	1,814,647	278,075	339,465	2,372,008	2,832,165

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FedAmLeadS		FedCapApS		FedMrkOp		FedQualBd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(7,154)	(8,208)	(31,596)	(24,756)	(21,749)	–	551,702	572,028
Realized gain (loss) on investments	61,742	55,258	75,376	96,605	5,911	–	(501,082)	(242,685)
Change in unrealized gain (loss) on investments	(34,090)	31,542	364,848	(68,802)	74,048	–	400,959	(498,307)
Reinvested capital gains	296,530	–	–	–	–	–	–	149,710

Net increase (decrease) in contract owners’ equity resulting from operations	317,028	78,592	408,628	3,047	58,210	–	451,579	(19,254)

Equity transactions:
Purchase payments received from contract owners (note 3)	53,333	40,499	22,614	56,921	1,005,955	–	1,022,586	1,119,889
Transfers between funds	(328,521)	(129,083)	(137,729)	(249,632)	2,326,425	–	(1,988,008)	1,038,754
Redemptions (note 3)	(162,074)	(114,416)	(233,796)	(148,236)	(31,433)	–	(4,729,517)	(5,981,629)
Annuity benefits	–	–	–	–	–	–	(647)	(442)
Annual contract maintenance charges (note 2)	(444)	(477)	(357)	(443)	(54)	–	(7,661)	(9,017)
Contingent deferred sales charges (note 2)	(4,226)	(3,491)	(3,209)	(4,253)	(557)	–	(11,725)	(20,134)
Adjustments to maintain reserves	(228)	(184)	(321)	(244)	(103)	–	(106)	(286)

Net equity transactions	(442,160)	(207,152)	(352,798)	(345,887)	3,300,233	–	(5,715,078)	(3,852,865)

Net change in contract owners’ equity	(125,132)	(128,560)	55,830	(342,840)	3,358,443	–	(5,263,499)	(3,872,119)
Contract owners’ equity beginning of period	2,536,537	2,665,097	3,170,136	3,512,976	–	–	21,034,213	24,906,332

Contract owners’ equity end of period	$2,411,405	2,536,537	3,225,966	3,170,136	3,358,443	–	15,770,714	21,034,213

CHANGES IN UNITS:
Beginning units	177,529	191,712	236,710	262,174	–	–	1,866,157	2,208,926

Units purchased	20,776	6,938	6,787	23,332	366,224	–	362,765	495,518
Units redeemed	(51,035)	(21,121)	(31,403)	(48,796)	(39,369)	–	(867,885)	(838,287)

Ending units	147,270	177,529	212,094	236,710	326,855	–	1,361,037	1,866,157

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FedQualBdS		FidVIPEI		FidVIPEIS2		FidVIPGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,106,005	737,170	18,404,206	3,815,760	2,072,966	(310,910)	(7,153,635)	(7,205,541)
Realized gain (loss) on investments	(707,019)	(78,025)	9,052,010	2,700,452	1,531,186	411,186	(81,884,784)	(134,396,094)
Change in unrealized gain (loss) on investments	825,348	(1,147,073)	20,075,536	(4,278,330)	2,639,359	1,526,065	129,552,902	175,274,380
Reinvested capital gains	–	255,075	110,981,405	37,979,470	18,091,877	3,420,101	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,224,334	(232,853)	158,513,157	40,217,352	24,335,388	5,046,442	40,514,483	33,672,745

Equity transactions:
Purchase payments received from contract owners (note 3)	9,431,142	14,684,892	21,879,732	25,730,584	25,521,020	35,560,540	24,963,949	31,458,045
Transfers between funds	(3,233,391)	(757,240)	(17,305,162)	(23,757,087)	3,053,950	155,860	(47,763,057)	(62,893,848)
Redemptions (note 3)	(3,854,058)	(2,466,626)	(172,040,803)	(193,003,898)	(8,325,807)	(6,269,559)	(145,018,682)	(170,666,868)
Annuity benefits	–	–	(227,831)	(246,545)	–	–	(259,966)	(299,575)
Annual contract maintenance charges (note 2)	(4,852)	(4,322)	(416,758)	(478,027)	(15,866)	(11,801)	(498,433)	(604,417)
Contingent deferred sales charges (note 2)	(78,061)	(48,434)	(317,394)	(448,276)	(164,807)	(118,016)	(401,089)	(582,021)
Adjustments to maintain reserves	(3,119)	(2,596)	7,779	4,618	(7,073)	(5,050)	543	(147,987)

Net equity transactions	2,257,661	11,405,674	(168,420,437)	(192,198,631)	20,061,417	29,311,974	(168,976,735)	(203,736,671)

Net change in contract owners’ equity	3,481,995	11,172,821	(9,907,280)	(151,981,279)	44,396,805	34,358,416	(128,462,252)	(170,063,926)
Contract owners’ equity beginning of period	48,245,065	37,072,244	952,536,691	1,104,517,970	125,643,989	91,285,573	852,981,710	1,023,045,636

Contract owners’ equity end of period	$51,727,060	48,245,065	942,629,411	952,536,691	170,040,794	125,643,989	724,519,458	852,981,710

CHANGES IN UNITS:
Beginning units	4,648,453	3,548,586	24,111,620	29,628,395	8,101,371	6,134,314	19,493,494	24,907,685

Units purchased	1,865,087	1,824,415	1,027,386	1,273,402	2,741,071	3,230,424	678,237	1,030,707
Units redeemed	(1,637,597)	(724,548)	(5,301,140)	(6,790,177)	(1,556,754)	(1,263,367)	(4,791,949)	(6,444,898)

Ending units	4,875,943	4,648,453	19,837,866	24,111,620	9,285,688	8,101,371	15,379,782	19,493,494

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPGrS2		FidVIPHI		FidVIPOv		FidVIPOvR
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(727,127)	(598,729)	9,465,727	26,440,016	(648,104)	(999,858)	(309,501)	(350,927)
Realized gain (loss) on investments	633,341	442,720	(443,070)	2,701,744	13,072,030	8,228,128	4,640,447	2,586,032
Change in unrealized gain (loss) on investments	2,502,135	2,019,947	5,569,841	(26,706,292)	10,741,269	16,991,166	5,518,302	6,610,885
Reinvested capital gains	–	–	–	–	1,013,550	864,342	414,035	282,927

Net increase (decrease) in contract owners’ equity resulting from operations	2,408,349	1,863,938	14,592,498	2,435,468	24,178,745	25,083,778	10,263,283	9,128,917

Equity transactions:
Purchase payments received from contract owners (note 3)	7,260,623	8,683,463	4,521,592	5,028,165	7	37,336	6,395,841	6,574,925
Transfers between funds	(4,567,042)	(706,159)	(118,617)	(24,692,330)	(4,701,773)	(5,592,729)	5,879,972	2,128,862
Redemptions (note 3)	(2,917,588)	(2,276,480)	(36,456,243)	(39,628,101)	(25,746,301)	(26,927,568)	(12,042,160)	(10,607,658)
Annuity benefits	–	–	(19,315)	(38,056)	(28,147)	(34,062)	(738)	(559)
Annual contract maintenance charges (note 2)	(6,323)	(5,713)	(67,256)	(81,492)	(85,695)	(94,109)	(23,373)	(20,206)
Contingent deferred sales charges (note 2)	(72,275)	(51,421)	(51,269)	(88,509)	(33,662)	(58,100)	(45,140)	(49,200)
Adjustments to maintain reserves	(3,268)	(2,610)	1,331	4,199	664	10,558	(6)	207

Net equity transactions	(305,873)	5,641,080	(32,189,777)	(59,496,124)	(30,594,907)	(32,658,674)	164,396	(1,973,629)

Net change in contract owners’ equity	2,102,476	7,505,018	(17,597,279)	(57,060,656)	(6,416,162)	(7,574,896)	10,427,679	7,155,288
Contract owners’ equity beginning of period	49,127,180	41,622,162	171,232,891	228,293,547	164,601,456	172,176,352	62,120,725	54,965,437

Contract owners’ equity end of period	$51,229,656	49,127,180	153,635,612	171,232,891	158,185,294	164,601,456	72,548,404	62,120,725

CHANGES IN UNITS:
Beginning units	3,421,593	3,015,154	8,818,397	12,101,014	6,764,235	8,332,810	4,309,892	4,483,379

Units purchased	862,974	1,218,317	2,339,615	5,254,343	44	25	1,433,704	1,258,572
Units redeemed	(887,786)	(811,878)	(4,081,149)	(8,536,960)	(1,207,407)	(1,568,600)	(1,422,347)	(1,432,059)

Ending units	3,396,781	3,421,593	7,076,863	8,818,397	5,556,872	6,764,235	4,321,249	4,309,892

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPOvS2		FidVIPOvS2R		FidVIPAM		FidVIPCon
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(60,539)	(75,511)	(369,574)	(263,385)	4,624,341	5,294,302	(481,401)	(7,498,947)
Realized gain (loss) on investments	281,698	208,968	2,014,907	114,139	(7,606,170)	(8,187,531)	21,263,770	7,558,635
Change in unrealized gain (loss) on investments	989,822	1,081,051	4,519,821	4,845,812	20,092,233	10,935,053	(7,707,936)	102,741,772
Reinvested capital gains	52,977	47,840	237,802	93,573	–	127,871	58,269,912	134,237

Net increase (decrease) in contract owners’ equity resulting from operations	1,263,958	1,262,348	6,402,956	4,790,139	17,110,404	8,169,695	71,344,345	102,935,697

Equity transactions:
Purchase payments received from contract owners (note 3)	–	421	13,822,947	12,219,757	7,814,961	9,493,183	25,013,934	23,058,541
Transfers between funds	(559,372)	(1,646,934)	(3,355,356)	2,515,169	(11,377,686)	(11,146,131)	5,473,624	38,737,156
Redemptions (note 3)	(449,762)	(565,644)	(2,421,383)	(1,025,620)	(55,833,580)	(64,620,693)	(131,623,210)	(137,637,254)
Annuity benefits	–	–	(7,100)	–	(51,995)	(78,208)	(115,077)	(119,773)
Annual contract maintenance charges (note 2)	(925)	(1,064)	(3,524)	(1,901)	(173,740)	(207,933)	(312,837)	(331,156)
Contingent deferred sales charges (note 2)	(4,078)	(14,223)	(34,031)	(17,227)	(113,316)	(146,487)	(309,135)	(408,028)
Adjustments to maintain reserves	(52)	(179)	(1,980)	(901)	1,879	(1,427)	1,128	45,696

Net equity transactions	(1,014,189)	(2,227,623)	7,999,573	13,689,277	(59,733,477)	(66,707,696)	(101,871,573)	(76,654,818)

Net change in contract owners’ equity	249,769	(965,275)	14,402,529	18,479,416	(42,623,073)	(58,538,001)	(30,527,228)	26,280,879
Contract owners’ equity beginning of period	8,474,142	9,439,417	34,592,870	16,113,454	329,682,519	388,220,520	752,666,049	726,385,170

Contract owners’ equity end of period	$8,723,911	8,474,142	48,995,399	34,592,870	287,059,446	329,682,519	722,138,821	752,666,049

CHANGES IN UNITS:
Beginning units	445,790	579,313	2,671,311	1,455,683	12,409,816	15,144,673	24,802,463	27,634,632

Units purchased	1,165	24	1,660,433	1,560,057	324,058	461,071	2,589,922	3,778,671
Units redeemed	(51,144)	(133,547)	(1,068,797)	(344,429)	(2,614,974)	(3,195,928)	(5,814,122)	(6,610,840)

Ending units	395,811	445,790	3,262,947	2,671,311	10,118,900	12,409,816	21,578,263	24,802,463

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPConS2		FidVIPIGBdS		FidVIPIGBdS2		FidVIPGrOp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,649,625)	(2,400,544)	416,307	240,709	724,032	716,568	(183,121)	(140,350)
Realized gain (loss) on investments	8,441,657	1,845,527	(142,026)	(190,489)	(26,409)	(115,543)	2,128,249	467,982
Change in unrealized gain (loss) on investments	(5,489,005)	25,202,978	190,063	(224,674)	2,980,561	(1,312,352)	(922,416)	2,220,410
Reinvested capital gains	25,398,970	22,995	39,141	265,718	167,611	927,732	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	26,701,997	24,670,956	503,485	91,264	3,845,795	216,405	1,022,712	2,548,042

Equity transactions:
Purchase payments received from contract owners (note 3)	77,350,482	78,629,986	1,476,592	1,469,156	66,292,013	22,108,870	1,266,452	1,560,528
Transfers between funds	809,590	20,492,004	3,486,616	8,046,820	58,308,557	6,285,707	(3,198,145)	(89,815)
Redemptions (note 3)	(14,498,839)	(7,891,852)	(3,663,807)	(4,641,892)	(5,699,981)	(3,185,926)	(7,135,890)	(8,764,536)
Annuity benefits	(420)	(398)	(3,083)	(1,057)	(7,331)	–	(1,226)	(9,189)
Annual contract maintenance charges (note 2)	(26,848)	(15,077)	(4,912)	(4,126)	(7,055)	(4,364)	(20,566)	(25,587)
Contingent deferred sales charges (note 2)	(285,981)	(138,688)	(9,811)	(10,901)	(103,116)	(45,047)	(17,720)	(38,283)
Adjustments to maintain reserves	(14,569)	(6,670)	18,969	(976)	(8,322)	(2,796)	(339)	(9,578)

Net equity transactions	63,333,415	91,069,305	1,300,564	4,857,024	118,774,765	25,156,444	(9,107,434)	(7,376,460)

Net change in contract owners’ equity	90,035,412	115,740,261	1,804,049	4,948,288	122,620,560	25,372,849	(8,084,722)	(4,828,418)
Contract owners’ equity beginning of period	229,648,955	113,908,694	16,202,476	11,254,188	64,530,741	39,157,892	38,353,867	43,182,285

Contract owners’ equity end of period	$319,684,367	229,648,955	18,006,525	16,202,476	187,151,301	64,530,741	30,269,145	38,353,867

CHANGES IN UNITS:
Beginning units	13,262,039	7,550,491	1,541,808	1,079,916	6,089,737	3,702,374	3,577,040	4,326,389

Units purchased	8,264,099	7,967,332	808,985	1,229,890	13,047,730	3,421,090	301,373	469,537
Units redeemed	(4,699,646)	(2,255,784)	(687,426)	(767,998)	(1,787,267)	(1,033,727)	(1,165,914)	(1,218,886)

Ending units	16,826,492	13,262,039	1,663,367	1,541,808	17,350,200	6,089,737	2,712,499	3,577,040

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPMCapS		FidVIPMCapS2		FidVIPVaIS		FidVIPVaIS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(44,302)	–	(2,566,165)	(1,703,007)	(115,769)	(265,708)	(305,821)	(343,579)
Realized gain (loss) on investments	(16,622)	–	8,543,730	1,144,981	(263,458)	359,474	(160,852)	120,126
Change in unrealized gain (loss) on investments	545,070	–	(8,102,421)	16,761,654	(371,115)	(1,114,326)	(395,437)	(171,856)
Reinvested capital gains	–	–	18,926,578	1,286,463	2,868,943	783,331	4,001,218	653,076

Net increase (decrease) in contract owners’ equity resulting from operations	484,146	–	16,801,722	17,490,091	2,118,601	(237,229)	3,139,108	257,767

Equity transactions:
Purchase payments received from contract owners (note 3)	320,202	–	42,288,802	45,045,687	1,137,916	1,222,693	1,825,056	5,453,593
Transfers between funds	9,687,445	–	(10,815,359)	18,800,913	(3,202,406)	(4,617,422)	(1,220,359)	(2,856,363)
Redemptions (note 3)	(229,600)	–	(9,351,373)	(4,954,696)	(2,834,432)	(4,724,043)	(1,721,017)	(1,113,002)
Annuity benefits	–	–	(2,722)	(559)	(1,914)	(153)	–	–
Annual contract maintenance charges (note 2)	(966)	–	(15,093)	(8,728)	(6,742)	(8,364)	(3,004)	(2,616)
Contingent deferred sales charges (note 2)	(439)	–	(218,044)	(103,123)	(11,836)	(15,763)	(36,465)	(31,610)
Adjustments to maintain reserves	(15)	–	(11,275)	(4,315)	(5,168)	(96)	(1,617)	(1,359)

Net equity transactions	9,776,627	–	21,874,936	58,775,179	(4,924,582)	(8,143,148)	(1,157,406)	1,448,643

Net change in contract owners’ equity	10,260,773	–	38,676,658	76,265,270	(2,805,981)	(8,380,377)	1,981,702	1,706,410
Contract owners’ equity beginning of period	–	–	146,093,277	69,828,007	17,336,157	25,716,534	23,050,709	21,344,299

Contract owners’ equity end of period	$10,260,773	–	184,769,935	146,093,277	14,530,176	17,336,157	25,032,411	23,050,709

CHANGES IN UNITS:
Beginning units	–	–	7,193,078	3,994,345	1,313,761	1,973,235	1,244,308	1,160,567

Units purchased	1,173,976	–	4,253,259	4,433,881	444,222	726,725	191,017	528,223
Units redeemed	(132,797)	–	(3,227,321)	(1,235,148)	(798,203)	(1,386,199)	(250,794)	(444,482)

Ending units	1,041,179	–	8,219,016	7,193,078	959,780	1,313,761	1,184,531	1,244,308

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEnergyS2		FidVIPFree10S		FidVIPFree10S2		FidVIPFree20S
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(273,490)	(23,749)	18,921	–	53,965	551	16,142	–
Realized gain (loss) on investments	1,392,824	184,207	1,058	–	105,979	5,892	(16)	–
Change in unrealized gain (loss) on investments	(5,147,619)	407,743	54,161	–	1,364,634	152,590	33,597	–
Reinvested capital gains	5,748,744	668,549	7,228	–	132,708	–	12,913	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,720,459	1,236,750	81,368	–	1,657,286	159,033	62,636	–

Equity transactions:
Purchase payments received from contract owners (note 3)	19,333,249	5,050,836	53,889	–	3,508,899	3,116,444	117,432	–
Transfers between funds	12,151,848	8,414,484	1,631,481	–	17,564,881	5,983,805	1,281,628	–
Redemptions (note 3)	(2,795,907)	(257,832)	(55,061)	–	(411,608)	(186,756)	(2,756)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3,389)	(337)	(152)	–	(879)	(8)	(127)	–
Contingent deferred sales charges (note 2)	(50,584)	(3,817)	–	–	(4,455)	(771)	–	–
Adjustments to maintain reserves	75,073	(366)	(10)	–	(2,474)	(202)	(3)	–

Net equity transactions	28,710,290	13,202,968	1,630,147	–	20,654,364	8,912,512	1,396,174	–

Net change in contract owners’ equity	30,430,749	14,439,718	1,711,515	–	22,311,650	9,071,545	1,458,810	–
Contract owners’ equity beginning of period	14,439,718	–	–	–	9,071,545	–	–	–

Contract owners’ equity end of period	$44,870,467	14,439,718	1,711,515	–	31,383,195	9,071,545	1,458,810	–

CHANGES IN UNITS:
Beginning units	1,080,443	–	–	–	851,649	–	–	–

Units purchased	3,534,762	1,250,909	170,279	–	1,987,701	871,837	138,818	–
Units redeemed	(1,691,681)	(170,466)	(7,413)	–	(94,968)	(20,188)	(296)	–

Ending units	2,923,524	1,080,443	162,866	–	2,744,382	851,649	138,522	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPFree20S2		FidVIPFree30S		FidVIPFree30S2		FICoreEq
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(12,280)	7,017	7,138	–	(14,145)	(4,888)	(1,406)	(5,664)
Realized gain (loss) on investments	162,749	21,517	929	–	265,409	18,906	(49,274)	(5,219)
Change in unrealized gain (loss) on investments	2,332,455	435,693	21,790	–	718,333	270,593	8,918	(40,167)
Reinvested capital gains	343,017	–	6,719	–	138,477	–	44,085	14,212

Net increase (decrease) in contract owners’ equity resulting from operations	2,825,941	464,227	36,576	–	1,108,074	284,611	2,323	(36,838)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,414,404	4,952,748	78,845	–	1,823,891	3,374,797	–	–
Transfers between funds	14,498,351	10,655,185	789,142	–	5,194,369	3,366,232	(605,749)	(65,261)
Redemptions (note 3)	(1,012,327)	(162,141)	(2,887)	–	(1,565,643)	(25,643)	(642)	(14,714)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,068)	(63)	(77)	–	(1,322)	(32)	–	–
Contingent deferred sales charges (note 2)	(31,028)	(1,313)	–	–	(11,599)	(656)	–	(171)
Adjustments to maintain reserves	(2,674)	(366)	4	–	(957)	(239)	1	838

Net equity transactions	19,864,658	15,444,050	865,027	–	5,438,739	6,714,459	(606,390)	(79,308)

Net change in contract owners’ equity	22,690,599	15,908,277	901,603	–	6,546,813	6,999,070	(604,067)	(116,146)
Contract owners’ equity beginning of period	15,908,277	–	–	–	6,999,070	–	604,067	720,213

Contract owners’ equity end of period	$38,598,876	15,908,277	901,603	–	13,545,883	6,999,070	–	604,067

CHANGES IN UNITS:
Beginning units	1,450,199	–	–	–	626,404	–	56,260	63,802

Units purchased	1,991,797	1,481,761	86,321	–	625,668	631,313	–	617
Units redeemed	(232,643)	(31,562)	(871)	–	(157,951)	(4,909)	(56,260)	(8,159)

Ending units	3,209,353	1,450,199	85,450	–	1,094,121	626,404	–	56,260

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FHCapAp		FrVIPIncSec2		FrVIPRisDiv2		FrVIPSmCapV2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(136)	(986)	(107,046)	–	(756,864)	(771,011)	(533,561)	(288,917)
Realized gain (loss) on investments	(2,807)	37	88,179	–	2,296,040	1,136,116	3,296,903	1,153,999
Change in unrealized gain (loss) on investments	(1,311)	(1,723)	2,808,718	–	16,597,747	1,885,963	3,272,356	1,771,708
Reinvested capital gains	8,971	3,525	16,379	–	688,343	637,282	1,831,202	235,179

Net increase (decrease) in contract owners’ equity resulting from operations	4,717	853	2,806,230	–	18,825,266	2,888,350	7,866,900	2,871,969

Equity transactions:
Purchase payments received from contract owners (note 3)	–	2,865	20,167,249	–	12,095,976	44,446,038	13,841,840	17,346,766
Transfers between funds	(59,802)	(2,070)	30,795,623	–	(3,208,068)	(1,469,209)	4,449,362	446,351
Redemptions (note 3)	(27)	(809)	(999,597)	–	(7,486,005)	(5,493,806)	(3,312,817)	(2,002,381)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(810)	–	(12,553)	(8,537)	(5,132)	(3,237)
Contingent deferred sales charges (note 2)	–	(19)	(16,717)	–	(151,824)	(139,676)	(46,894)	(59,277)
Adjustments to maintain reserves	2	(10)	(682)	–	(7,745)	(6,159)	1,035	(597)

Net equity transactions	(59,827)	(43)	49,945,066	–	1,229,781	37,328,651	14,927,394	15,727,625

Net change in contract owners’ equity	(55,110)	810	52,751,296	–	20,055,047	40,217,001	22,794,294	18,599,594
Contract owners’ equity beginning of period	55,110	54,300	–	–	122,425,253	82,208,252	45,353,134	26,753,540

Contract owners’ equity end of period	$–	55,110	52,751,296	–	142,480,300	122,425,253	68,147,428	45,353,134

CHANGES IN UNITS:
Beginning units	4,666	4,651	–	–	8,398,809	5,740,207	2,432,175	1,537,632

Units purchased	–	269	5,160,531	–	1,572,082	4,492,929	1,804,349	1,493,448
Units redeemed	(4,666)	(254)	(407,104)	–	(1,484,955)	(1,834,327)	(1,051,719)	(598,905)

Ending units	–	4,666	4,753,427	–	8,485,936	8,398,809	3,184,805	2,432,175

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FrVIPDevMrk3		FrVIPForSec2		FrVIPForSec3		FrVIPGlInc3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(72,050)	(25,070)	(30,161)	(39,210)	(342,522)	(80,568)	134,891	(867)
Realized gain (loss) on investments	745,549	24,393	504,445	284,548	385,551	121,340	312,185	(14,553)
Change in unrealized gain (loss) on investments	3,369,698	672,865	1,435,417	629,424	14,668,916	2,613,664	886,867	8,895
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,043,197	672,188	1,909,701	874,762	14,711,945	2,654,436	1,333,943	(6,525)

Equity transactions:
Purchase payments received from contract owners (note 3)	11,395,876	3,581,287	–	6,940	46,897,487	18,402,720	7,405,549	3,390,932
Transfers between funds	5,212,910	3,349,632	(1,108,840)	(1,427,534)	32,203,191	5,245,264	7,734,992	1,632,776
Redemptions (note 3)	(868,339)	(147,946)	(787,906)	(552,871)	(3,466,788)	(1,159,962)	(639,499)	(109,611)
Annuity benefits	–	–	(432)	(377)	–	–	–	–
Annual contract maintenance charges (note 2)	(994)	(57)	(755)	(986)	(3,915)	(1,664)	(609)	(8)
Contingent deferred sales charges (note 2)	(14,087)	(212)	(4,751)	(13,830)	(54,749)	(18,337)	(10,598)	(5,384)
Adjustments to maintain reserves	(2,367)	(139)	(505)	(862)	(5,012)	(1,387)	(787)	227

Net equity transactions	15,722,999	6,782,565	(1,903,189)	(1,989,520)	75,570,214	22,466,634	14,489,048	4,908,932

Net change in contract owners’ equity	19,766,196	7,454,753	6,512	(1,114,758)	90,282,159	25,121,070	15,822,991	4,902,407
Contract owners’ equity beginning of period	7,454,753	–	11,027,535	12,142,293	39,198,071	14,077,001	4,902,407	–

Contract owners’ equity end of period	$27,220,949	7,454,753	11,034,047	11,027,535	129,480,230	39,198,071	20,725,398	4,902,407

CHANGES IN UNITS:
Beginning units	588,613	–	634,836	759,444	3,144,611	1,223,594	501,187	–

Units purchased	1,622,894	651,651	–	35	6,535,090	2,256,842	2,001,149	545,461
Units redeemed	(507,690)	(63,038)	(103,657)	(124,643)	(962,780)	(335,825)	(596,758)	(44,274)

Ending units	1,703,817	588,613	531,179	634,836	8,716,921	3,144,611	1,905,578	501,187

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITAstAll2		GVITBnd2		GVITGlobGr2		GVITGrowth2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,691,343	–	(32,463)	–	(82,935)	–	54,167	–
Realized gain (loss) on investments	(1,694)	–	591	–	(1,152)	–	(12,673)	–
Change in unrealized gain (loss) on investments	3,688,181	–	415,693	–	1,651,955	–	2,181,090	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,377,830	–	383,821	–	1,567,868	–	2,222,584	–

Equity transactions:
Purchase payments received from contract owners (note 3)	105,066,314	–	9,199,848	–	8,473,009	–	23,406,611	–
Transfers between funds	26,329,790	–	8,917,875	–	13,429,068	–	22,947,660	–
Redemptions (note 3)	(1,251,823)	–	(244,938)	–	(300,586)	–	(607,446)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(585)	–	(359)	–	(448)	–	(715)	–
Contingent deferred sales charges (note 2)	(2,381)	–	(1,674)	–	(1,057)	–	(7,845)	–
Adjustments to maintain reserves	9,743	–	4,074	–	(238)	–	(360)	–

Net equity transactions	130,151,058	–	17,874,826	–	21,599,748	–	45,737,905	–

Net change in contract owners’ equity	135,528,888	–	18,258,647	–	23,167,616	–	47,960,489	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$135,528,888	–	18,258,647	–	23,167,616	–	47,960,489	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	13,311,771	–	1,890,664	–	2,260,574	–	4,829,017	–
Units redeemed	(336,107)	–	(140,895)	–	(101,093)	–	(151,901)	–

Ending units	12,975,664	–	1,749,769	–	2,159,481	–	4,677,116	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntVal2		GVITIntVal3		GVITIntVal6		GVITEmMrkts
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$9,587	(10,621)	197,590	14,918	151,632	(61,280)	(7,377)	(8,536)
Realized gain (loss) on investments	87,631	145,726	977,538	870,752	509,726	786,687	152,694	101,716
Change in unrealized gain (loss) on investments	248,426	63,675	2,219,669	573,535	8,847,378	1,314,194	178,349	122,707
Reinvested capital gains	183,065	101,555	1,743,452	890,529	4,643,844	1,103,219	12,193	103,842

Net increase (decrease) in contract owners’ equity resulting from operations	528,709	300,335	5,138,249	2,349,734	14,152,580	3,142,820	335,859	319,729

Equity transactions:
Purchase payments received from contract owners (note 3)	76	1,088	1,460,368	1,266,686	44,435,379	12,629,103	–	–
Transfers between funds	(304,280)	(740,934)	5,395,963	6,961,123	37,378,079	12,032,167	(238,422)	(47,460)
Redemptions (note 3)	(76,994)	(68,819)	(4,801,370)	(4,657,986)	(2,980,787)	(1,330,437)	(102,932)	(241,617)
Annuity benefits	–	–	(1,374)	(888)	–	–	–	–
Annual contract maintenance charges (note 2)	(282)	(297)	(8,633)	(7,603)	(4,235)	(1,786)	(614)	(648)
Contingent deferred sales charges (note 2)	(1,701)	(519)	(17,121)	(10,395)	(42,262)	(19,098)	(765)	(308)
Adjustments to maintain reserves	(1,199)	(24,690)	(867)	(25,402)	(5,105)	(2,504)	(73)	(15)

Net equity transactions	(384,380)	(834,171)	2,026,966	3,525,535	78,781,069	23,307,445	(342,806)	(290,048)

Net change in contract owners’ equity	144,329	(533,836)	7,165,215	5,875,269	92,933,649	26,450,265	(6,947)	29,681
Contract owners’ equity beginning of period	2,822,637	3,356,473	23,843,412	17,968,143	37,643,603	11,193,338	1,239,682	1,210,001

Contract owners’ equity end of period	$2,966,966	2,822,637	31,008,627	23,843,412	130,577,252	37,643,603	1,232,735	1,239,682

CHANGES IN UNITS:
Beginning units	159,058	207,842	1,317,124	1,098,371	2,983,147	975,961	71,734	91,659

Units purchased	4	840	597,060	956,263	7,038,258	3,012,868	–	–
Units redeemed	(20,479)	(49,624)	(499,777)	(737,510)	(1,398,305)	(1,005,682)	(18,838)	(19,925)

Ending units	138,583	159,058	1,414,407	1,317,124	8,623,100	2,983,147	52,896	71,734

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITEmMrkts2		GVITEmMrkts3		GVITEmMrkts6		GVITFHiInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(56,187)	(63,913)	(341,448)	(217,368)	(394,445)	(170,703)	1,183,638	1,707,340
Realized gain (loss) on investments	442,246	177,295	4,707,649	694,520	3,104,979	313,623	(168,844)	201,185
Change in unrealized gain (loss) on investments	1,193,912	896,157	9,966,222	4,489,060	8,069,967	2,678,577	746,831	(1,844,800)
Reinvested capital gains	65,952	500,081	682,812	3,544,526	478,848	2,164,613	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,645,923	1,509,620	15,015,235	8,510,738	11,259,349	4,986,110	1,761,625	63,725

Equity transactions:
Purchase payments received from contract owners (note 3)	–	350	3,329,525	1,891,773	14,774,794	8,801,497	–	6,015,345
Transfers between funds	(1,113,159)	(1,335,279)	4,941,760	19,706,774	7,926,217	6,714,360	(4,277,122)	(16,730,480)
Redemptions (note 3)	(506,360)	(369,359)	(8,303,770)	(5,112,847)	(2,967,609)	(1,094,694)	(1,854,597)	(1,527,318)
Annuity benefits	–	–	(1,496)	(1,232)	(6,611)	–	(281)	(887)
Annual contract maintenance charges (note 2)	(915)	(1,027)	(22,802)	(12,657)	(3,866)	(1,787)	(2,185)	(2,844)
Contingent deferred sales charges (note 2)	(11,482)	(6,289)	(24,895)	(18,405)	(59,567)	(31,408)	(22,367)	(26,899)
Adjustments to maintain reserves	(297)	(251)	(82)	(4,692)	(2,407)	(1,215)	(1,005)	(1,284)

Net equity transactions	(1,632,213)	(1,711,855)	(81,760)	16,448,714	19,660,951	14,386,753	(6,157,557)	(12,274,367)

Net change in contract owners’ equity	13,710	(202,235)	14,933,475	24,959,452	30,920,300	19,372,863	(4,395,932)	(12,210,642)
Contract owners’ equity beginning of period	5,880,895	6,083,130	45,262,482	20,303,030	27,469,297	8,096,434	23,865,598	36,076,240

Contract owners’ equity end of period	$5,894,605	5,880,895	60,195,957	45,262,482	58,389,597	27,469,297	19,469,666	23,865,598

CHANGES IN UNITS:
Beginning units	229,328	308,910	2,370,880	1,392,714	1,795,459	690,336	1,835,081	2,793,276

Units purchased	–	670	1,494,399	1,692,588	2,503,331	1,505,826	180	1,094,480
Units redeemed	(58,223)	(80,252)	(1,527,477)	(714,422)	(1,459,278)	(400,703)	(464,828)	(2,052,675)

Ending units	171,105	229,328	2,337,802	2,370,880	2,839,512	1,795,459	1,370,433	1,835,081

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITFHiInc3		GVITIntIdx8		GVITGlFin2		GVITGlFin3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,428,713	617,486	11,339	–	2,876	4,558	31,213	14,459
Realized gain (loss) on investments	(32,145)	69,009	(2,622)	–	12,327	7,008	346,519	33,330
Change in unrealized gain (loss) on investments	696,626	(324,625)	281,992	–	68,123	(32,580)	(133,123)	(215,818)
Reinvested capital gains	–	–	–	–	213,065	161,050	490,190	332,913

Net increase (decrease) in contract owners’ equity resulting from operations	2,093,194	361,870	290,709	–	296,391	140,036	734,799	164,884

Equity transactions:
Purchase payments received from contract owners (note 3)	7,997,819	6,850,137	1,270,219	–	–	–	95,604	86,735
Transfers between funds	4,985,035	10,532,098	2,247,638	–	(55,075)	(260,666)	637,802	(1,645,979)
Redemptions (note 3)	(1,599,639)	(510,450)	(44,157)	–	(61,287)	(70,671)	(873,043)	(648,781)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,502)	(290)	(92)	–	(218)	(259)	(1,214)	(1,294)
Contingent deferred sales charges (note 2)	(15,599)	(6,443)	(122)	–	(1,015)	(2,588)	(1,292)	(1,477)
Adjustments to maintain reserves	(1,099)	(392)	(28,680)	–	(189)	(129)	(41)	(81)

Net equity transactions	11,365,015	16,864,660	3,444,806	–	(117,784)	(334,313)	(142,184)	(2,210,877)

Net change in contract owners’ equity	13,458,209	17,226,530	3,735,515	–	178,607	(194,277)	592,615	(2,045,993)
Contract owners’ equity beginning of period	17,226,530	–	–	–	1,683,814	1,878,091	3,701,998	5,747,991

Contract owners’ equity end of period	$30,684,739	17,226,530	3,735,515	–	1,862,421	1,683,814	4,294,613	3,701,998

CHANGES IN UNITS:
Beginning units	1,650,804	–	–	–	91,491	111,302	235,707	401,465

Units purchased	1,916,708	2,286,471	369,007	–	–	–	242,330	130,161
Units redeemed	(869,729)	(635,667)	(24,284)	–	(6,043)	(19,811)	(247,855)	(295,919)

Ending units	2,697,783	1,650,804	344,723	–	85,448	91,491	230,182	235,707

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlHlth2		GVITGlHlth3		GVITGlHlth6		GVITGlTech
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(35,788)	(42,450)	(107,695)	(121,437)	(170,948)	(122,451)	(6,258)	(8,206)
Realized gain (loss) on investments	2,952	45,412	25,945	117,185	70,205	121,941	29,463	(327)
Change in unrealized gain (loss) on investments	52,114	(117,330)	168,338	(324,678)	160,341	(562,532)	22,766	(25,053)
Reinvested capital gains	–	290,661	–	990,398	–	1,070,723	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	19,278	176,293	86,588	661,468	59,598	507,681	45,971	(33,586)

Equity transactions:
Purchase payments received from contract owners (note 3)	–	2,118	620,627	601,310	3,283,412	3,447,159	–	–
Transfers between funds	(181,867)	(603,797)	(529,186)	758,209	(745,580)	1,813,584	(29,613)	(74,817)
Redemptions (note 3)	(105,254)	(200,933)	(1,880,684)	(2,292,797)	(693,762)	(457,155)	(190,860)	(110,761)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(350)	(495)	(3,320)	(3,834)	(952)	(789)	(578)	(628)
Contingent deferred sales charges (note 2)	(2,278)	(11,535)	(5,412)	(8,844)	(14,240)	(9,881)	(1,035)	(277)
Adjustments to maintain reserves	(259)	(219)	(121)	(48)	(804)	(701)	(60)	(2)

Net equity transactions	(290,008)	(814,861)	(1,798,096)	(946,004)	1,828,074	4,792,217	(222,146)	(186,485)

Net change in contract owners’ equity	(270,730)	(638,568)	(1,711,508)	(284,536)	1,887,672	5,299,898	(176,175)	(220,071)
Contract owners’ equity beginning of period	2,566,533	3,205,101	8,666,245	8,950,781	10,290,290	4,990,392	613,233	833,304

Contract owners’ equity end of period	$2,295,803	2,566,533	6,954,737	8,666,245	12,177,962	10,290,290	437,058	613,233

CHANGES IN UNITS:
Beginning units	164,699	219,080	681,589	753,248	981,490	506,914	206,846	275,982

Units purchased	–	373	262,329	416,372	665,901	765,468	–	6
Units redeemed	(18,675)	(54,754)	(404,259)	(488,031)	(496,821)	(290,892)	(72,497)	(69,142)

Ending units	146,024	164,699	539,659	681,589	1,150,570	981,490	134,349	206,846

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlTech2		GVITGlTech3		GVITGlTech6		GVITGlUtl2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(21,535)	(25,651)	(59,990)	(64,464)	(71,534)	(42,899)	7,115	2,265
Realized gain (loss) on investments	(11,635)	(153,994)	165,592	(462,329)	359,700	19,038	37,973	62,194
Change in unrealized gain (loss) on investments	151,730	49,654	365,081	273,599	194,784	1,513	186,942	(146,713)
Reinvested capital gains	–	–	–	–	–	–	59,551	127,171

Net increase (decrease) in contract owners’ equity resulting from operations	118,560	(129,991)	470,683	(253,194)	482,950	(22,348)	291,581	44,917

Equity transactions:
Purchase payments received from contract owners (note 3)	–	634	349,434	360,487	1,857,190	1,190,478	–	–
Transfers between funds	(137,180)	(633,094)	1,570,813	(1,213,508)	1,331,951	(190,482)	(97,382)	(153,616)
Redemptions (note 3)	(111,033)	(67,185)	(705,994)	(913,030)	(202,330)	(132,683)	(43,118)	(53,046)
Annuity benefits	–	–	(1,381)	(957)	–	–	–	–
Annual contract maintenance charges (note 2)	(398)	(493)	(2,261)	(2,827)	(583)	(358)	(121)	(139)
Contingent deferred sales charges (note 2)	(4,473)	(1,424)	(3,717)	(7,557)	(4,692)	(1,174)	(163)	(1,919)
Adjustments to maintain reserves	(172)	(369)	94	1,374	(561)	(958)	(127)	(98)

Net equity transactions	(253,256)	(701,931)	1,206,988	(1,776,018)	2,980,975	864,823	(140,911)	(208,818)

Net change in contract owners’ equity	(134,696)	(831,922)	1,677,671	(2,029,212)	3,463,925	842,475	150,670	(163,901)
Contract owners’ equity beginning of period	1,576,432	2,408,354	4,430,603	6,459,815	3,556,148	2,713,673	902,655	1,066,556

Contract owners’ equity end of period	$1,441,736	1,576,432	6,108,274	4,430,603	7,020,073	3,556,148	1,053,325	902,655

CHANGES IN UNITS:
Beginning units	103,102	153,937	399,751	575,407	335,200	250,218	54,377	67,201

Units purchased	–	70	335,297	293,468	601,389	259,368	–	–
Units redeemed	(16,622)	(50,905)	(231,616)	(469,124)	(330,144)	(174,386)	(7,419)	(12,824)

Ending units	86,480	103,102	503,432	399,751	606,445	335,200	46,958	54,377

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlUtl3		GVITGvtBd		GVITGrowth		GVITIntGro
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$134,124	52,084	8,699,126	6,426,449	(830,698)	(953,153)	(243)	(390)
Realized gain (loss) on investments	52,901	752,229	(673,942)	(1,038,940)	941,290	(1,376,619)	22,139	1,253
Change in unrealized gain (loss) on investments	1,883,876	(1,321,867)	(3,973,773)	(751,941)	2,781,955	5,877,457	15,066	31,569
Reinvested capital gains	715,316	943,328	2,306,840	490,924	–	–	274	326

Net increase (decrease) in contract owners’ equity resulting from operations	2,786,217	425,774	6,358,251	5,126,492	2,892,547	3,547,685	37,236	32,758

Equity transactions:
Purchase payments received from contract owners (note 3)	357,288	273,357	73,097,809	28,859,103	2,971,715	3,295,591	–	–
Transfers between funds	5,322,638	(7,928)	54,195,192	12,171,476	(3,799,816)	(4,551,367)	(20,218)	(622)
Redemptions (note 3)	(1,172,715)	(2,225,073)	(47,080,601)	(55,657,285)	(12,585,566)	(15,406,386)	(29,716)	(1,913)
Annuity benefits	–	–	(21,307)	(68,304)	(17,445)	(22,988)	–	–
Annual contract maintenance charges (note 2)	(2,449)	(2,522)	(99,415)	(118,276)	(62,487)	(75,762)	(106)	(91)
Contingent deferred sales charges (note 2)	(3,016)	(4,174)	(209,810)	(249,818)	(43,615)	(68,243)	(312)	(44)
Adjustments to maintain reserves	67	(81)	(10,305)	670	(216)	396	19	68

Net equity transactions	4,501,813	(1,966,421)	79,871,563	(15,062,434)	(13,537,430)	(16,828,759)	(50,333)	(2,602)

Net change in contract owners’ equity	7,288,030	(1,540,647)	86,229,814	(9,935,942)	(10,644,883)	(13,281,074)	(13,097)	30,156
Contract owners’ equity beginning of period	6,284,975	7,825,622	278,089,416	288,025,358	72,155,294	85,436,368	146,183	116,027

Contract owners’ equity end of period	$13,573,005	6,284,975	364,319,230	278,089,416	61,510,411	72,155,294	133,086	146,183

CHANGES IN UNITS:
Beginning units	442,364	578,802	14,001,716	13,067,914	4,490,233	5,607,355	15,486	15,800

Units purchased	502,358	390,356	14,999,105	5,524,040	285,539	330,122	–	–
Units redeemed	(241,286)	(526,794)	(4,958,040)	(4,590,238)	(1,138,541)	(1,447,244)	(4,751)	(314)

Ending units	703,436	442,364	24,042,781	14,001,716	3,637,231	4,490,233	10,735	15,486

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntGro3		GVITIDAgg2		GVITIDCon2		GVITIDMod2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(44,204)	(18,110)	381,833	405,279	1,860,620	1,383,292	10,925,796	5,496,477
Realized gain (loss) on investments	1,856,794	326,177	3,845,241	341,025	69,234	448,982	317,893	1,918,501
Change in unrealized gain (loss) on investments	3,966,647	1,661,605	58,943,272	17,114,788	2,473,142	(2,415,789)	101,238,121	8,746,714
Reinvested capital gains	54,145	28,253	7,436,693	7,759,032	1,213,194	2,550,231	11,652,856	12,933,987

Net increase (decrease) in contract owners’ equity resulting from operations	5,833,382	1,997,925	70,607,039	25,620,124	5,616,190	1,966,716	124,134,666	29,095,679

Equity transactions:
Purchase payments received from contract owners (note 3)	1,476,108	527,101	27,501,521	140,003,314	21,065,403	33,911,585	268,499,614	258,377,964
Transfers between funds	11,583,355	7,324,401	49,366,825	83,352,646	2,424,274	781,660	516,352,050	181,997,336
Redemptions (note 3)	(4,081,080)	(1,177,450)	(28,392,596)	(21,795,812)	(12,039,404)	(15,158,240)	(70,491,786)	(59,999,962)
Annuity benefits	(4,768)	(3,577)	–	–	(1,129)	(755)	(3,604)	(3,447)
Annual contract maintenance charges (note 2)	(7,094)	(1,713)	(68,737)	(41,324)	(19,674)	(16,854)	(143,729)	(96,466)
Contingent deferred sales charges (note 2)	(7,627)	(1,761)	(630,525)	(361,117)	(140,969)	(224,195)	(1,310,904)	(980,473)
Adjustments to maintain reserves	(82)	29	(49,664)	(29,295)	(15,611)	(5,440)	(80,337)	(43,193)

Net equity transactions	8,958,812	6,667,030	47,726,824	201,128,412	11,272,890	19,287,761	712,821,304	379,251,759

Net change in contract owners’ equity	14,792,194	8,664,955	118,333,863	226,748,536	16,889,080	21,254,477	836,955,970	408,347,438
Contract owners’ equity beginning of period	12,751,388	4,086,433	456,283,327	229,534,791	119,050,569	97,796,092	912,014,965	503,667,527

Contract owners’ equity end of period	$27,543,582	12,751,388	574,617,190	456,283,327	135,939,649	119,050,569	1,748,970,935	912,014,965

CHANGES IN UNITS:
Beginning units	847,716	348,335	28,651,809	15,370,206	10,630,963	8,879,736	68,034,438	39,171,967

Units purchased	1,226,515	736,675	5,539,116	16,852,360	3,383,088	4,846,234	61,702,900	38,670,877
Units redeemed	(678,161)	(237,294)	(2,714,100)	(3,570,757)	(2,386,799)	(3,095,007)	(10,652,798)	(9,808,406)

Ending units	1,396,070	847,716	31,476,825	28,651,809	11,627,252	10,630,963	119,084,540	68,034,438

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDModAg2		GVITIDModCon2		GVITJPBal		GVITMdCpGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$6,303,225	2,956,996	3,602,031	2,446,272	32,008	15,683	(224,180)	(195,360)
Realized gain (loss) on investments	–	683,390	1,079,688	1,428,287	55,011	35,075	1,843,288	1,333,238
Change in unrealized gain (loss) on investments	112,420,043	20,443,897	11,181,551	(1,190,726)	232,402	(9,376)	(520,547)	(76,143)
Reinvested capital gains	13,219,199	14,253,753	4,003,100	4,297,554	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	131,942,467	38,338,036	19,866,370	6,981,387	319,421	41,382	1,098,561	1,061,735

Equity transactions:
Purchase payments received from contract owners (note 3)	274,037,698	252,670,900	70,807,465	86,010,910	535,576	472,485	1,064,638	1,011,377
Transfers between funds	261,272,788	146,985,637	18,720,329	16,080,177	674,303	1,638,873	1,563,658	2,001,803
Redemptions (note 3)	(57,602,549)	(38,251,668)	(24,422,263)	(18,091,468)	(597,857)	(529,804)	(3,677,358)	(3,071,893)
Annuity benefits	(11,398)	–	(3,921)	(3,853)	–	–	(3,549)	(2,926)
Annual contract maintenance charges (note 2)	(146,753)	(91,862)	(40,304)	(30,457)	(2,281)	(1,021)	(7,556)	(7,022)
Contingent deferred sales charges (note 2)	(1,182,162)	(714,710)	(370,854)	(255,627)	(2,373)	(1,033)	(16,364)	(16,473)
Adjustments to maintain reserves	(78,392)	(38,322)	(15,894)	(9,891)	(54)	(16)	(11)	1,352

Net equity transactions	476,289,232	360,559,975	64,674,558	83,699,791	607,314	1,579,484	(1,076,542)	(83,782)

Net change in contract owners’ equity	608,231,699	398,898,011	84,540,928	90,681,178	926,735	1,620,866	22,019	977,953
Contract owners’ equity beginning of period	803,417,643	404,519,632	262,304,769	171,623,591	2,499,509	878,643	15,975,241	14,997,288

Contract owners’ equity end of period	$1,411,649,342	803,417,643	346,845,697	262,304,769	3,426,244	2,499,509	15,997,260	15,975,241

CHANGES IN UNITS:
Beginning units	54,186,761	28,932,284	21,337,805	14,377,462	230,571	82,004	2,707,801	2,756,609

Units purchased	36,571,329	31,664,782	9,117,637	10,813,205	161,993	228,081	1,613,539	1,697,977
Units redeemed	(6,423,172)	(6,410,305)	(4,045,390)	(3,852,862)	(107,265)	(79,514)	(1,821,150)	(1,746,785)

Ending units	84,334,918	54,186,761	26,410,052	21,337,805	285,299	230,571	2,500,190	2,707,801

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMdCpGr2		GVITMidCap		GVITMyMkt		GVITNWFund
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,140,485)	(275,263)	(402,808)	(452,789)	14,080,476	5,344,029	(900,270)	(1,659,469)
Realized gain (loss) on investments	1,058,166	402,055	8,533,333	6,249,012	–	–	3,777,202	(23,817,799)
Change in unrealized gain (loss) on investments	4,818,675	1,281,014	990,681	(1,219,258)	–	–	35,463,167	46,732,128
Reinvested capital gains	–	–	1,920,558	8,011,102	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,736,356	1,407,806	11,041,764	12,588,067	14,080,476	5,344,029	38,340,099	21,254,860

Equity transactions:
Purchase payments received from contract owners (note 3)	49,468,275	7,486,173	13,564,664	15,561,233	1,946,960,948	818,744,795	8,184,451	8,964,524
Transfers between funds	46,467,990	4,394,160	(13,242,891)	8,097,404	(1,602,166,828)	(479,523,487)	(10,983,201)	(10,189,911)
Redemptions (note 3)	(2,520,189)	(766,749)	(19,412,357)	(19,834,199)	(307,048,324)	(342,824,957)	(64,185,616)	(69,995,898)
Annuity benefits	–	–	(6,495)	(6,136)	(87,586)	(31,611)	(137,383)	(150,880)
Annual contract maintenance charges (note 2)	(3,673)	(1,935)	(38,888)	(39,673)	(175,928)	(198,222)	(224,424)	(261,690)
Contingent deferred sales charges (note 2)	(47,060)	(23,857)	(91,578)	(93,109)	(777,723)	(730,597)	(129,698)	(185,420)
Adjustments to maintain reserves	(5,986)	(1,223)	(4,034)	524	(28,746)	(60,834)	50,388	29,852

Net equity transactions	93,359,357	11,086,569	(19,231,579)	3,686,044	36,675,813	(4,624,913)	(67,425,483)	(71,789,423)

Net change in contract owners’ equity	98,095,713	12,494,375	(8,189,815)	16,274,111	50,756,289	719,116	(29,085,384)	(50,534,563)
Contract owners’ equity beginning of period	26,824,934	14,330,559	140,721,564	124,447,453	403,697,145	402,978,029	360,020,179	410,554,742

Contract owners’ equity end of period	$124,920,647	26,824,934	132,531,749	140,721,564	454,453,434	403,697,145	330,934,795	360,020,179

CHANGES IN UNITS:
Beginning units	1,755,225	1,007,022	9,202,373	9,133,807	25,994,392	24,692,825	7,471,589	9,363,974

Units purchased	6,860,825	1,245,022	2,298,238	3,785,092	252,444,112	126,208,674	151,642	191,470
Units redeemed	(1,024,589)	(496,819)	(3,578,487)	(3,716,526)	(247,855,744)	(124,907,107)	(1,742,153)	(2,083,855)

Ending units	7,591,461	1,755,225	7,922,124	9,202,373	30,582,760	25,994,392	5,881,078	7,471,589

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITNWFund2		GVITNWLead3		GVITSmCapGr		GVITSmCapGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(561,638)	(69,993)	(24,431)	3,945	(181,940)	(196,905)	(218,402)	(160,432)
Realized gain (loss) on investments	360,782	155,719	10,938	140,640	1,187,025	1,191,550	1,003,962	440,802
Change in unrealized gain (loss) on investments	12,774,959	578,604	253,006	(382,158)	(854,143)	(238,235)	(702,491)	432,050
Reinvested capital gains	–	–	464,598	630,685	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	12,574,103	664,330	704,111	393,112	150,942	756,410	83,069	712,420

Equity transactions:
Purchase payments received from contract owners (note 3)	76,697,905	5,557,642	271,660	238,461	949,530	1,109,590	3,066,569	3,473,412
Transfers between funds	76,994,621	7,832,203	1,394,714	2,966,131	(594,869)	(1,455,010)	(1,324,397)	349,809
Redemptions (note 3)	(3,100,402)	(474,730)	(493,389)	(485,004)	(3,379,273)	(2,829,464)	(910,847)	(725,319)
Annuity benefits	–	–	–	–	(2,606)	(2,484)	–	–
Annual contract maintenance charges (note 2)	(4,295)	(2,303)	(1,629)	(1,116)	(6,722)	(7,376)	(1,636)	(1,285)
Contingent deferred sales charges (note 2)	(65,155)	(9,190)	(1,917)	(843)	(15,915)	(12,286)	(14,212)	(20,992)
Adjustments to maintain reserves	(6,936)	(789)	(51)	(16)	(234)	318	(1,117)	(604)

Net equity transactions	150,515,738	12,902,833	1,169,388	2,717,613	(3,050,089)	(3,196,712)	814,360	3,075,021

Net change in contract owners’ equity	163,089,841	13,567,163	1,873,499	3,110,725	(2,899,147)	(2,440,302)	897,429	3,787,441
Contract owners’ equity beginning of period	22,317,067	8,749,904	4,438,380	1,327,655	14,805,764	17,246,066	13,450,257	9,662,816

Contract owners’ equity end of period	$185,406,908	22,317,067	6,311,879	4,438,380	11,906,617	14,805,764	14,347,686	13,450,257

CHANGES IN UNITS:
Beginning units	1,503,114	618,825	335,241	109,158	2,005,492	2,492,775	833,849	638,942

Units purchased	10,450,470	1,026,556	186,007	343,220	841,889	1,643,831	417,854	571,089
Units redeemed	(696,129)	(142,267)	(105,140)	(117,137)	(1,264,695)	(2,131,114)	(377,006)	(376,182)

Ending units	11,257,455	1,503,114	416,108	335,241	1,582,686	2,005,492	874,697	833,849

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmCapVal		GVITSmCapVal2		GVITSmComp		GVITSmComp2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,012,039)	(1,650,057)	(452,154)	(478,342)	(2,483,509)	(2,795,321)	(1,180,343)	(692,603)
Realized gain (loss) on investments	11,380,576	15,382,979	51,737	953,417	9,212,234	10,785,427	1,076,863	119,432
Change in unrealized gain (loss) on investments	(2,306,247)	(26,658,379)	2,138,486	(3,760,659)	9,058,885	(11,597,826)	6,709,173	(1,598,665)
Reinvested capital gains	8,136,289	13,846,743	3,221,609	3,862,455	3,872,440	24,605,496	1,403,336	7,090,732

Net increase (decrease) in contract owners’ equity resulting from operations	16,198,579	921,286	4,959,678	576,871	19,660,050	20,997,776	8,009,029	4,918,896

Equity transactions:
Purchase payments received from contract owners (note 3)	4,432,293	5,429,470	5,893,578	8,159,143	6,730,047	6,666,580	28,665,604	16,140,864
Transfers between funds	(11,004,070)	(14,979,259)	1,761,986	(3,779,362)	(6,084,503)	(1,868,361)	(368,655)	7,183,180
Redemptions (note 3)	(21,213,260)	(24,624,827)	(2,600,441)	(1,850,069)	(37,978,294)	(40,224,005)	(3,371,781)	(1,980,034)
Annuity benefits	(14,091)	(27,755)	(312)	(904)	(31,136)	(50,912)	–	–
Annual contract maintenance charges (note 2)	(47,718)	(59,805)	(4,977)	(4,784)	(88,203)	(97,684)	(6,191)	(4,388)
Contingent deferred sales charges (note 2)	(65,014)	(92,191)	(36,213)	(43,095)	(92,058)	(114,668)	(71,738)	(31,906)
Adjustments to maintain reserves	(145)	(15,036)	(1,914)	(1,215)	(998)	(3,365)	(5,252)	(1,893)

Net equity transactions	(27,912,005)	(34,369,403)	5,011,707	2,479,714	(37,545,145)	(35,692,415)	24,841,987	21,305,823

Net change in contract owners’ equity	(11,713,426)	(33,448,117)	9,971,385	3,056,585	(17,885,095)	(14,694,639)	32,851,016	26,224,719
Contract owners’ equity beginning of period	117,422,322	150,870,439	33,134,155	30,077,570	207,232,706	221,927,345	61,689,901	35,465,182

Contract owners’ equity end of period	$105,708,896	117,422,322	43,105,540	33,134,155	189,347,611	207,232,706	94,540,917	61,689,901

CHANGES IN UNITS:
Beginning units	5,997,704	7,841,197	1,711,970	1,569,325	6,249,268	7,419,392	3,282,029	2,079,601

Units purchased	905,209	1,162,647	873,513	976,893	648,552	782,644	3,618,874	1,957,050
Units redeemed	(2,240,501)	(3,006,140)	(654,032)	(834,248)	(1,735,125)	(1,952,768)	(2,317,328)	(754,622)

Ending units	4,662,412	5,997,704	1,931,451	1,711,970	5,162,695	6,249,268	4,583,575	3,282,029

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITUSGro2		GVITUSGro3		GVITVKVal2		GVITMltSec
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(308,857)	(228,670)	(95,389)	(114,688)	(92,332)	(72,035)	1,487,067	1,246,190
Realized gain (loss) on investments	(231,788)	16,172	(188,722)	304,537	2,336,285	715,628	228,190	191,325
Change in unrealized gain (loss) on investments	(445,004)	(1,104,517)	(61,412)	(930,020)	8,530,868	(750,276)	26,694	(1,359,007)
Reinvested capital gains	373,442	2,858,981	145,945	1,572,012	6,927,464	1,505,629	128,444	294,042

Net increase (decrease) in contract owners’ equity resulting from operations	(612,207)	1,541,966	(199,578)	831,841	17,702,285	1,398,946	1,870,395	372,550

Equity transactions:
Purchase payments received from contract owners (note 3)	4,476,889	5,319,272	373,455	297,266	76,090,384	17,776,826	7,742,440	12,509,139
Transfers between funds	(1,728,763)	2,252,617	(1,249,850)	1,335,483	55,080,591	10,970,489	147,429	8,063,088
Redemptions (note 3)	(1,376,050)	(638,951)	(1,994,452)	(1,527,151)	(5,880,826)	(3,925,331)	(7,455,515)	(7,386,272)
Annuity benefits	–	–	(665)	(317)	(311)	(733)	(5,159)	(5,809)
Annual contract maintenance charges (note 2)	(1,790)	(1,467)	(2,958)	(2,991)	(7,560)	(4,728)	(9,424)	(9,236)
Contingent deferred sales charges (note 2)	(36,174)	(13,167)	(6,618)	(3,461)	(72,327)	(39,020)	(37,390)	(31,283)
Adjustments to maintain reserves	(1,960)	(1,095)	(102)	316	(8,942)	(2,293)	(1,809)	(1,347)

Net equity transactions	1,332,152	6,917,209	(2,881,190)	99,145	125,201,009	24,775,210	380,572	13,138,280

Net change in contract owners’ equity	719,945	8,459,175	(3,080,768)	930,986	142,903,294	26,174,156	2,250,967	13,510,830
Contract owners’ equity beginning of period	19,056,867	10,597,692	9,821,567	8,890,581	60,367,741	34,193,585	54,190,306	40,679,476

Contract owners’ equity end of period	$19,776,812	19,056,867	6,740,799	9,821,567	203,271,035	60,367,741	56,441,273	54,190,306

CHANGES IN UNITS:
Beginning units	1,053,974	643,867	651,383	652,165	3,772,570	2,181,509	4,431,813	3,294,635

Units purchased	489,605	608,915	144,668	267,442	9,773,517	2,437,010	1,682,882	2,333,284
Units redeemed	(425,907)	(198,808)	(341,876)	(268,224)	(2,330,966)	(845,949)	(1,623,567)	(1,196,106)

Ending units	1,117,672	1,053,974	454,175	651,383	11,215,121	3,772,570	4,491,128	4,431,813

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITWLead3		JanBal		JanForty		JanGlTechS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(17,225)	(9,850)	59,167	55,794	(432,479)	(526,406)	(66,294)	(67,651)
Realized gain (loss) on investments	209,829	106,201	372,140	121,705	3,908,136	3,406,748	279,686	386,181
Change in unrealized gain (loss) on investments	748,485	179,533	653,537	430,531	(839,430)	1,174,558	84,356	104,753
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	941,089	275,884	1,084,844	608,030	2,636,227	4,054,900	297,748	423,283

Equity transactions:
Purchase payments received from contract owners (note 3)	306,128	184,205	1,166,854	452,377	2,738,972	1,802,796	704,322	691,744
Transfers between funds	2,964,778	2,547,903	892,114	(861,360)	(2,597,043)	616,724	(371,140)	(1,189,235)
Redemptions (note 3)	(700,983)	(241,770)	(1,375,174)	(482,476)	(5,948,217)	(6,060,308)	(925,926)	(901,578)
Annuity benefits	–	–	–	–	(939)	(1,317)	–	–
Annual contract maintenance charges (note 2)	(1,195)	(309)	(1,177)	(1,281)	(17,134)	(20,795)	(3,300)	(3,749)
Contingent deferred sales charges (note 2)	(600)	(520)	(11,060)	(10,348)	(29,737)	(37,577)	(8,423)	(12,840)
Adjustments to maintain reserves	–	(24)	(705)	(662)	(744)	(681)	(99)	(192)

Net equity transactions	2,568,128	2,489,485	670,852	(903,750)	(5,854,842)	(3,701,158)	(604,566)	(1,415,850)

Net change in contract owners’ equity	3,509,217	2,765,369	1,755,696	(295,720)	(3,218,615)	353,742	(306,818)	(992,567)
Contract owners’ equity beginning of period	2,992,804	227,435	11,543,065	11,838,785	39,250,610	38,896,868	5,242,415	6,234,982

Contract owners’ equity end of period	$6,502,021	2,992,804	13,298,761	11,543,065	36,031,995	39,250,610	4,935,597	5,242,415

CHANGES IN UNITS:
Beginning units	219,580	19,645	889,457	965,605	4,486,139	5,056,803	465,574	608,518

Units purchased	294,687	293,837	249,466	101,912	766,280	1,297,272	138,033	140,302
Units redeemed	(130,001)	(93,902)	(191,962)	(178,060)	(1,536,503)	(1,867,936)	(192,248)	(283,246)

Ending units	384,266	219,580	946,961	889,457	3,715,916	4,486,139	411,359	465,574

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanGlTech		JanRMgCore		JanIntGroS2		JanIntGro
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(59,567)	(73,974)	(63,523)	(4,541)	636,136	(11,133)	69,430	(43,018)
Realized gain (loss) on investments	74,610	(210,774)	(221,878)	23,950	2,932,889	1,312,563	1,494,254	577,650
Change in unrealized gain (loss) on investments	246,774	717,231	74,125	(241,261)	21,141,732	3,512,493	3,977,242	2,912,546
Reinvested capital gains	–	–	307,433	441,302	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	261,817	432,483	96,157	219,450	24,710,757	4,813,923	5,540,926	3,447,178

Equity transactions:
Purchase payments received from contract owners (note 3)	98	5,563	95,827	90,055	19,674,122	1,683,968	13	1,255
Transfers between funds	(635,708)	(979,767)	1,207,980	572,484	69,068,624	10,047,332	(1,320,715)	(1,339,668)
Redemptions (note 3)	(813,006)	(1,090,369)	(205,058)	(152,928)	(7,517,205)	(2,583,771)	(2,036,913)	(2,083,396)
Annuity benefits	(409)	(276)	–	–	(160)	(113)	–	(3,049)
Annual contract maintenance charges (note 2)	(3,499)	(4,596)	(295)	(348)	(13,185)	(7,002)	(7,038)	(7,375)
Contingent deferred sales charges (note 2)	(2,857)	(6,465)	(3,869)	(3,636)	(36,506)	(18,799)	(9,708)	(12,778)
Adjustments to maintain reserves	(75)	345	(491)	(148)	(1,395)	(307)	(44)	160

Net equity transactions	(1,455,456)	(2,075,565)	1,094,094	505,479	81,174,295	9,121,308	(3,374,405)	(3,444,851)

Net change in contract owners’ equity	(1,193,639)	(1,643,082)	1,190,251	724,929	105,885,052	13,935,231	2,166,521	2,327
Contract owners’ equity beginning of period	5,094,760	6,737,842	2,697,907	1,972,978	25,823,909	11,888,678	14,034,749	14,032,422

Contract owners’ equity end of period	$3,901,121	5,094,760	3,888,158	2,697,907	131,708,961	25,823,909	16,201,270	14,034,749

CHANGES IN UNITS:
Beginning units	1,331,430	1,940,791	177,552	141,265	1,666,749	995,810	1,379,274	1,822,897

Units purchased	8	–	389,538	57,192	5,684,594	1,202,870	7	109
Units redeemed	(373,583)	(609,361)	(329,429)	(20,905)	(1,340,488)	(531,931)	(288,609)	(443,732)

Ending units	957,855	1,331,430	237,661	177,552	6,010,855	1,666,749	1,090,672	1,379,274

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JPMSTMidCap		MFSInvGrStS		MFSValS		MTBLgCapGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(165,678)	(287,370)	(397,889)	(331,679)	(316,138)	(213,467)	(8,334)	(8,062)
Realized gain (loss) on investments	1,619,404	905,442	823,474	99,913	1,153,328	842,183	2,042	(1,247)
Change in unrealized gain (loss) on investments	1,219,446	872,512	874,376	1,042,120	5,180,019	(51,873)	80,899	1,220
Reinvested capital gains	568,468	306,583	–	–	1,062,420	539,475	10,927	21,505

Net increase (decrease) in contract owners’ equity resulting from operations	3,241,640	1,797,167	1,299,961	810,354	7,079,629	1,116,318	85,534	13,416

Equity transactions:
Purchase payments received from contract owners (note 3)	554,312	1,842,920	1,711,149	7,263,404	9,182,536	10,359,466	57,489	320,810
Transfers between funds	(9,239,451)	19,917,909	(3,614,902)	656,486	22,713,479	3,788,380	9,274	674
Redemptions (note 3)	(4,284,738)	(4,535,042)	(1,199,193)	(856,335)	(2,389,512)	(1,395,721)	(21,986)	(16,951)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(9,021)	(9,157)	(1,935)	(1,453)	(2,607)	(1,066)	(178)	(159)
Contingent deferred sales charges (note 2)	(9,400)	(14,610)	(19,424)	(15,280)	(35,987)	(32,869)	(1,034)	(975)
Adjustments to maintain reserves	6,412	140	(2,064)	(1,579)	(1,892)	(1,272)	130	273

Net equity transactions	(12,981,886)	17,202,160	(3,126,369)	7,045,243	29,466,017	12,716,918	43,695	303,672

Net change in contract owners’ equity	(9,740,246)	18,999,327	(1,826,408)	7,855,597	36,545,646	13,833,236	129,229	317,088
Contract owners’ equity beginning of period	28,535,450	9,536,123	25,659,631	17,804,034	26,565,220	12,731,984	928,731	611,643

Contract owners’ equity end of period	$18,795,204	28,535,450	23,833,223	25,659,631	63,110,866	26,565,220	1,057,960	928,731

CHANGES IN UNITS:
Beginning units	2,326,240	837,806	1,866,912	1,330,865	1,732,243	871,754	87,319	58,138

Units purchased	318,837	2,818,398	208,199	755,718	2,577,829	1,439,621	7,864	32,213
Units redeemed	(1,316,200)	(1,329,964)	(432,323)	(219,671)	(843,695)	(579,132)	(3,802)	(3,032)

Ending units	1,328,877	2,326,240	1,642,788	1,866,912	3,466,377	1,732,243	91,381	87,319

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	MTBLgCapV2		MTBAggGr2		MTBModGr2		MTBConGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(4,296)	(4,457)	4,136	186	1,414	380	93,712	11,992
Realized gain (loss) on investments	12,895	906	832	(581)	32	6	18,718	(16,373)
Change in unrealized gain (loss) on investments	76,080	31,924	17,228	1,585	1,046	(52)	161,103	(283,276)
Reinvested capital gains	96,192	60,470	8,607	–	1,188	–	412,969	496,030

Net increase (decrease) in contract owners’ equity resulting from operations	180,871	88,843	30,803	1,190	3,680	334	686,502	208,373

Equity transactions:
Purchase payments received from contract owners (note 3)	209,977	382,467	162,987	84,596	52,704	29,229	1,050,979	3,107,719
Transfers between funds	78,850	(598)	20,515	35,442	8,742	8,140	(7,108)	85,728
Redemptions (note 3)	(54,910)	(11,304)	(5,538)	(670)	(14,378)	(341)	(530,503)	(339,490)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(258)	(131)	–	–	(24)	–	(2,264)	(1,296)
Contingent deferred sales charges (note 2)	(2,305)	(209)	–	–	(40)	–	(10,505)	(10,934)
Adjustments to maintain reserves	103	(11)	(24)	1	–	(8)	438	321

Net equity transactions	231,457	370,214	177,940	119,369	47,004	37,020	501,037	2,842,048

Net change in contract owners’ equity	412,328	459,057	208,743	120,559	50,684	37,354	1,187,539	3,050,421
Contract owners’ equity beginning of period	1,038,567	579,510	120,559	–	37,354	–	7,392,704	4,342,283

Contract owners’ equity end of period	$1,450,895	1,038,567	329,302	120,559	88,038	37,354	8,580,243	7,392,704

CHANGES IN UNITS:
Beginning units	82,930	50,546	11,254	–	3,652	–	659,109	396,790

Units purchased	24,416	34,520	16,368	11,316	5,901	3,686	111,469	337,664
Units redeemed	(7,300)	(2,136)	(475)	(62)	(1,411)	(34)	(66,986)	(75,345)

Ending units	100,046	82,930	27,147	11,254	8,142	3,652	703,592	659,109

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTFasc		NBAMTGro		NBAMTGuard		NBAMTInt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(92,270)	(74,629)	(1,967,492)	(2,063,131)	(131,356)	(268,922)	(862,488)	(11,822)
Realized gain (loss) on investments	67,033	47,594	10,129,317	(1,115,304)	2,310,850	2,370,518	7,466	757
Change in unrealized gain (loss) on investments	83,801	108,893	9,405,193	20,393,604	(85,731)	(739,926)	14,735,128	285,005
Reinvested capital gains	155,936	24,817	–	–	–	–	1,031,768	39,739

Net increase (decrease) in contract owners’ equity resulting from operations	214,500	106,675	17,567,018	17,215,169	2,093,763	1,361,670	14,911,874	313,679

Equity transactions:
Purchase payments received from contract owners (note 3)	817,650	1,860,557	3,789,418	4,208,960	885,414	934,879	65,627,061	2,688,893
Transfers between funds	(26,948)	(115,683)	(8,108,009)	(6,342,369)	(1,468,153)	(1,605,444)	65,966,637	6,515,722
Redemptions (note 3)	(215,351)	(235,068)	(26,982,360)	(26,922,854)	(3,977,874)	(5,510,725)	(2,043,015)	(39,089)
Annuity benefits	–	–	(31,010)	(31,972)	(453)	(984)	–	–
Annual contract maintenance charges (note 2)	(525)	(362)	(91,783)	(104,683)	(9,911)	(11,748)	(1,629)	(23)
Contingent deferred sales charges (note 2)	(1,562)	(3,794)	(53,128)	(95,190)	(10,393)	(19,047)	(38,652)	(273)
Adjustments to maintain reserves	(575)	(415)	(1,406)	4,324	(73)	(113)	49,416	(100)

Net equity transactions	572,689	1,505,235	(31,478,278)	(29,283,784)	(4,581,443)	(6,213,182)	129,559,818	9,165,130

Net change in contract owners’ equity	787,189	1,611,910	(13,911,260)	(12,068,615)	(2,487,680)	(4,851,512)	144,471,692	9,478,809
Contract owners’ equity beginning of period	5,431,443	3,819,533	155,418,795	167,487,410	20,913,652	25,765,164	9,478,809	–

Contract owners’ equity end of period	$6,218,632	5,431,443	141,507,535	155,418,795	18,425,972	20,913,652	153,950,501	9,478,809

CHANGES IN UNITS:
Beginning units	361,496	257,470	4,407,773	5,418,656	1,777,747	2,342,770	816,611	–

Units purchased	87,673	154,642	397,865	400,081	204,625	434,701	10,735,147	843,911
Units redeemed	(49,838)	(50,616)	(1,297,798)	(1,410,964)	(582,758)	(999,724)	(614,959)	(27,300)

Ending units	399,331	361,496	3,507,840	4,407,773	1,399,614	1,777,747	10,936,799	816,611

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTLMat		NBAMTMCGrS		NBAMTPart		NBAMTRegS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$3,659,110	1,655,697	(133,144)	(124,071)	(1,383,664)	(836,393)	(100,761)	(15,112)
Realized gain (loss) on investments	(274,376)	(245,933)	609,512	534,603	12,769,951	5,518,247	100,437	4,891
Change in unrealized gain (loss) on investments	992,362	(1,394,290)	489,777	482,690	(13,120,113)	27,897,515	38,281	128,294
Reinvested capital gains	–	–	–	–	22,688,477	47,846	506,998	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,377,096	15,474	966,145	893,222	20,954,651	32,627,215	544,955	118,073

Equity transactions:
Purchase payments received from contract owners (note 3)	46,803,422	17,959,329	98,692	180,974	6,310,032	6,120,068	4,181,193	1,766,189
Transfers between funds	76,084,501	(4,563,103)	357,248	(239,839)	(8,858,499)	21,493,047	9,716,525	2,131,504
Redemptions (note 3)	(18,523,875)	(22,193,556)	(359,652)	(644,838)	(38,223,914)	(42,163,310)	(295,940)	(23,961)
Annuity benefits	(66,877)	(11,700)	–	–	(34,171)	(61,536)	–	–
Annual contract maintenance charges (note 2)	(29,152)	(32,581)	(1,134)	(1,145)	(90,305)	(97,829)	(444)	(25)
Contingent deferred sales charges (note 2)	(115,073)	(63,677)	(7,596)	(18,381)	(79,166)	(103,475)	(1,731)	(913)
Adjustments to maintain reserves	(3,634)	1,254	(383)	(385)	(1,282)	(11,232)	(814)	(106)

Net equity transactions	104,149,312	(8,904,034)	87,175	(723,614)	(40,977,305)	(14,824,267)	13,598,789	3,872,688

Net change in contract owners’ equity	108,526,408	(8,888,560)	1,053,320	169,608	(20,022,654)	17,802,948	14,143,744	3,990,761
Contract owners’ equity beginning of period	116,836,319	125,724,879	7,966,901	7,797,293	225,318,218	207,515,270	3,990,761	–

Contract owners’ equity end of period	$225,362,727	116,836,319	9,020,221	7,966,901	205,295,564	225,318,218	18,134,505	3,990,761

CHANGES IN UNITS:
Beginning units	8,471,408	8,511,968	497,419	543,076	7,134,701	7,656,207	345,932	–

Units purchased	13,657,777	2,937,791	116,401	126,588	782,410	1,607,568	1,419,257	368,224
Units redeemed	(2,728,306)	(2,978,351)	(111,010)	(172,245)	(2,050,023)	(2,129,074)	(324,828)	(22,292)

Ending units	19,400,879	8,471,408	502,810	497,419	5,867,088	7,134,701	1,440,361	345,932

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMSocRes		OppGlSec3		OppGlSec4		OppBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,846,764)	(277,427)	(376,095)	(302,622)	(518,084)	(409,727)	1,250,830	757,006
Realized gain (loss) on investments	71,171	393,090	2,801,485	2,014,628	4,003,610	522,952	598,802	1,571,881
Change in unrealized gain (loss) on investments	17,863,233	1,002,264	8,444,284	9,820,004	4,355,053	7,460,487	3,992,333	(4,454,590)
Reinvested capital gains	884,270	52,372	5,690,652	–	4,426,282	–	6,974,232	6,068,433

Net increase (decrease) in contract owners’ equity resulting from operations	16,971,910	1,170,299	16,560,326	11,532,010	12,266,861	7,573,712	12,816,197	3,942,730

Equity transactions:
Purchase payments received from contract owners (note 3)	92,995,135	9,720,405	13,087,967	13,706,619	24,720,041	26,099,813	4,019,104	4,960,047
Transfers between funds	92,986,867	11,466,212	8,819,694	11,503,678	(12,088,852)	13,585,381	(6,688,744)	1,250,086
Redemptions (note 3)	(3,912,510)	(806,716)	(17,366,251)	(16,696,300)	(3,810,335)	(2,619,209)	(27,377,382)	(30,264,215)
Annuity benefits	–	–	(14,436)	(7,118)	–	–	(18,390)	(28,479)
Annual contract maintenance charges (note 2)	(6,097)	(2,456)	(41,627)	(36,339)	(8,403)	(4,509)	(64,436)	(77,477)
Contingent deferred sales charges (note 2)	(73,800)	(12,009)	(71,652)	(78,583)	(75,695)	(43,490)	(51,060)	(63,850)
Adjustments to maintain reserves	(7,806)	(1,436)	(1,134)	3,646	(3,614)	(1,636)	115	(1,825)

Net equity transactions	181,981,789	20,364,000	4,412,561	8,395,603	8,733,142	37,016,350	(30,180,793)	(24,225,713)

Net change in contract owners’ equity	198,953,699	21,534,299	20,972,887	19,927,613	21,000,003	44,590,062	(17,364,596)	(20,282,983)
Contract owners’ equity beginning of period	33,095,968	11,561,669	100,293,179	80,365,566	73,470,008	28,879,946	155,219,888	175,502,871

Contract owners’ equity end of period	$232,049,667	33,095,968	121,266,066	100,293,179	94,470,011	73,470,008	137,855,292	155,219,888

CHANGES IN UNITS:
Beginning units	2,318,131	851,027	5,308,749	4,802,654	5,674,152	2,505,064	5,647,775	6,601,220

Units purchased	13,198,217	1,989,434	1,580,530	2,038,186	2,760,014	4,081,037	247,586	469,127
Units redeemed	(948,746)	(522,330)	(1,364,633)	(1,532,091)	(2,129,774)	(911,949)	(1,371,481)	(1,422,572)

Ending units	14,567,602	2,318,131	5,524,646	5,308,749	6,304,392	5,674,152	4,523,880	5,647,775

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppCapAp		OppCapApS		OppBdFd		OppGlSec
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,022,239)	(452,581)	(869,374)	(479,669)	5,131,960	6,128,568	(820,559)	(809,964)
Realized gain (loss) on investments	10,711,325	11,795,293	891,357	697,608	(371,689)	(418,700)	32,888,573	28,460,950
Change in unrealized gain (loss) on investments	(3,008,832)	(7,528,707)	3,574,841	1,912,673	(297,292)	(3,868,180)	(4,020,288)	9,143,589
Reinvested capital gains	–	–	–	–	–	–	16,748,798	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,680,254	3,814,005	3,596,824	2,130,612	4,462,979	1,841,688	44,796,524	36,794,575

Equity transactions:
Purchase payments received from contract owners (note 3)	5,320,567	6,458,722	8,052,827	16,888,633	3,570,240	4,789,070	–	5,487
Transfers between funds	(10,663,821)	(14,127,381)	(4,793,449)	630,576	(2,568,922)	(2,811,009)	(13,070,042)	(12,940,443)
Redemptions (note 3)	(23,301,131)	(26,315,862)	(3,747,086)	(3,314,566)	(24,748,251)	(33,511,357)	(53,302,671)	(63,462,987)
Annuity benefits	(27,271)	(32,722)	–	–	(12,493)	(45,049)	(43,850)	(75,205)
Annual contract maintenance charges (note 2)	(64,375)	(79,349)	(7,430)	(6,733)	(53,118)	(66,040)	(117,849)	(135,881)
Contingent deferred sales charges (note 2)	(79,686)	(125,939)	(74,432)	(73,763)	(46,595)	(77,101)	(85,997)	(149,846)
Adjustments to maintain reserves	(266)	2,543	(3,984)	(2,779)	3,309	(22,007)	4,272	(7,603)

Net equity transactions	(28,815,983)	(34,219,988)	(573,554)	14,121,368	(23,855,830)	(31,743,493)	(66,616,137)	(76,766,478)

Net change in contract owners’ equity	(22,135,729)	(30,405,983)	3,023,270	16,251,980	(19,392,851)	(29,901,805)	(21,819,613)	(39,971,903)
Contract owners’ equity beginning of period	121,773,420	152,179,403	61,055,416	44,803,436	135,415,205	165,317,010	316,182,727	356,154,630

Contract owners’ equity end of period	$99,637,691	121,773,420	64,078,686	61,055,416	116,022,354	135,415,205	294,363,114	316,182,727

CHANGES IN UNITS:
Beginning units	7,865,933	10,200,109	4,173,108	3,161,586	6,433,177	8,037,160	8,956,758	11,400,256

Units purchased	619,129	1,757,681	866,201	2,015,916	412,354	514,781	–	–
Units redeemed	(2,447,904)	(4,091,857)	(909,446)	(1,004,394)	(1,579,780)	(2,118,764)	(1,791,093)	(2,443,498)

Ending units	6,037,158	7,865,933	4,129,863	4,173,108	5,265,751	6,433,177	7,165,665	8,956,758

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppGlSecS		OppHighInc		OppHighIncS		OppMSt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(124,141)	(121,505)	(3,991)	–	2,391,091	1,631,723	(47,270)	23,206
Realized gain (loss) on investments	743,597	599,114	2,432	–	(97,084)	(782,015)	1,773,554	1,814,860
Change in unrealized gain (loss) on investments	1,316,446	1,966,157	39,501	–	724,880	(601,406)	1,860,960	(564,315)
Reinvested capital gains	1,203,577	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,139,479	2,443,766	37,942	–	3,018,887	248,302	3,587,244	1,273,751

Equity transactions:
Purchase payments received from contract owners (note 3)	–	441	15,468	–	6,678,184	10,262,631	2,073,565	2,150,268
Transfers between funds	(2,025,595)	(2,521,853)	901,175	–	(337,721)	(1,887,208)	64,235	(1,040,113)
Redemptions (note 3)	(1,060,555)	(907,799)	(29,532)	–	(4,320,931)	(2,768,049)	(5,722,488)	(6,202,146)
Annuity benefits	–	–	–	–	(2,988)	–	(5,239)	(4,940)
Annual contract maintenance charges (note 2)	(2,218)	(2,631)	(94)	–	(3,253)	(2,613)	(15,876)	(17,515)
Contingent deferred sales charges (note 2)	(20,626)	(16,560)	(1)	–	(71,581)	(42,767)	(27,417)	(35,693)
Adjustments to maintain reserves	(807)	(561)	(4)	–	(2,090)	(1,805)	(152)	442

Net equity transactions	(3,109,801)	(3,448,963)	887,012	–	1,939,620	5,560,189	(3,633,372)	(5,149,697)

Net change in contract owners’ equity	29,678	(1,005,197)	924,954	–	4,958,507	5,808,491	(46,128)	(3,875,946)
Contract owners’ equity beginning of period	22,094,897	23,100,094	–	–	39,502,363	33,693,872	29,132,598	33,008,544

Contract owners’ equity end of period	$22,124,575	22,094,897	924,954	–	44,460,870	39,502,363	29,086,470	29,132,598

CHANGES IN UNITS:
Beginning units	1,118,144	1,316,404	–	–	3,038,153	2,601,130	3,231,392	3,830,214

Units purchased	239	19	94,439	–	2,027,069	3,887,970	594,621	567,018
Units redeemed	(150,395)	(198,279)	(6,472)	–	(1,884,813)	(3,450,947)	(984,167)	(1,165,840)

Ending units	967,988	1,118,144	87,967	–	3,180,409	3,038,153	2,841,846	3,231,392

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppMStS		OppMStSCap		OppMStSCapS		OppMidCap
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,528,476)	(212,761)	(8,504)	–	(705,070)	(241,714)	(305,748)	(345,309)
Realized gain (loss) on investments	–	167,095	(1,712)	–	836,351	162,767	3,164,559	1,976,026
Change in unrealized gain (loss) on investments	19,680,869	1,877,496	137,198	–	3,887,706	1,149,880	(2,431,174)	782,075
Reinvested capital gains	–	–	–	–	861,082	360,742	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	18,152,393	1,831,830	126,982	–	4,880,069	1,431,675	427,637	2,412,792

Equity transactions:
Purchase payments received from contract owners (note 3)	86,721,062	14,522,054	75,812	–	27,013,830	6,234,311	1,990,210	1,997,607
Transfers between funds	81,234,646	8,234,673	2,122,494	–	19,741,710	1,298,105	(6,645,482)	2,409,538
Redemptions (note 3)	(5,705,191)	(1,976,344)	(47,095)	–	(1,837,853)	(758,174)	(5,246,648)	(5,782,714)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(7,209)	(4,441)	(155)	–	(3,373)	(2,085)	(16,944)	(19,828)
Contingent deferred sales charges (note 2)	(112,644)	(49,302)	(57)	–	(43,621)	(12,942)	(28,047)	(40,755)
Adjustments to maintain reserves	(9,185)	(2,462)	(16)	–	(2,851)	(670)	(217)	172

Net equity transactions	162,121,479	20,724,178	2,150,983	–	44,867,842	6,758,545	(9,947,128)	(1,435,980)

Net change in contract owners’ equity	180,273,872	22,556,008	2,277,965	–	49,747,911	8,190,220	(9,519,491)	976,812
Contract owners’ equity beginning of period	55,729,762	33,173,754	–	–	21,104,247	12,914,027	28,985,432	28,008,620

Contract owners’ equity end of period	$236,003,634	55,729,762	2,277,965	–	70,852,158	21,104,247	19,465,941	28,985,432

CHANGES IN UNITS:
Beginning units	3,831,295	2,371,195	–	–	1,105,896	731,026	4,765,383	5,103,889

Units purchased	11,493,472	1,854,727	257,275	–	2,703,482	536,160	1,008,584	2,237,981
Units redeemed	(915,262)	(394,627)	(29,610)	–	(504,378)	(161,290)	(2,626,603)	(2,576,487)

Ending units	14,409,505	3,831,295	227,665	–	3,305,000	1,105,896	3,147,364	4,765,383

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	PioSmCapV2		PioSmCapV		PVTGroInc		PVTIntEq
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$4,025	(3,795)	(6,281)	–	(4,912)	(7,549)	(14,526)	1,281
Realized gain (loss) on investments	(155,622)	15,698	(4,050)	–	259,374	141,833	31,067	58,829
Change in unrealized gain (loss) on investments	(151,881)	97,910	68,855	–	675,415	213,822	351,798	84,494
Reinvested capital gains	333,283	575	42,374	–	209,015	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	29,805	110,388	100,898	–	1,138,892	348,106	368,339	144,604

Equity transactions:
Purchase payments received from contract owners (note 3)	175,187	102,228	11,604	–	121,759	2,194,635	–	–
Transfers between funds	(1,439,840)	534,863	1,383,266	–	(706,154)	332,482	(29,481)	(368,821)
Redemptions (note 3)	(2,723)	(28,729)	(153,979)	–	(728,783)	(525,240)	(62,235)	(122,206)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(56)	(64)	(62)	–	(1,246)	(1,114)	(150)	(175)
Contingent deferred sales charges (note 2)	–	–	–	–	(12,362)	(13,324)	(1,073)	(3,962)
Adjustments to maintain reserves	(17)	(68)	(19)	–	(715)	(535)	(234)	(161)

Net equity transactions	(1,267,449)	608,230	1,240,810	–	(1,327,501)	1,986,904	(93,173)	(495,325)

Net change in contract owners’ equity	(1,237,644)	718,618	1,341,708	–	(188,609)	2,335,010	275,166	(350,721)
Contract owners’ equity beginning of period	1,237,644	519,026	–	–	8,937,063	6,602,053	1,485,977	1,836,698

Contract owners’ equity end of period	$–	1,237,644	1,341,708	–	8,748,454	8,937,063	1,761,143	1,485,977

CHANGES IN UNITS:
Beginning units	80,124	38,238	–	–	644,011	491,760	92,906	126,817
Units purchased	30,999	55,835	142,795	–	46,906	244,705	–	–
Units redeemed	(111,123)	(13,949)	(18,647)	–	(139,314)	(92,454)	(5,368)	(33,911)

Ending units	–	80,124	124,148	–	551,603	644,011	87,538	92,906

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	PVTVoyII		TRoeBlChip2		TRowEqInc2		TRowLtdTBd2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(43,005)	(32,709)	(174,205)	(25,952)	(8,384)	22,910	130,158	18,954
Realized gain (loss) on investments	95,509	56,471	130,049	12,982	44,978	1,577	(6,691)	(1,629)
Change in unrealized gain (loss) on investments	35,601	135,681	1,536,062	228,429	3,857,050	(313,305)	47,408	(10,973)
Reinvested capital gains	–	–	–	–	1,294,029	510,443	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	88,105	159,443	1,491,906	215,459	5,187,673	221,625	170,875	6,352

Equity transactions:
Purchase payments received from contract owners (note 3)	37,816	641,460	8,736,935	4,691,958	21,170,874	9,225,205	5,001,933	3,547,765
Transfers between funds	(519,877)	(217,446)	6,123,422	1,889,664	15,340,205	4,319,107	1,364,625	(510,548)
Redemptions (note 3)	(289,662)	(266,841)	(613,356)	(120,726)	(1,014,358)	(193,713)	(305,605)	(62,732)
Annuity benefits	–	–	–	–	(670)	–	–	–
Annual contract maintenance charges (note 2)	(498)	(467)	(718)	(12)	(1,554)	(69)	(207)	–
Contingent deferred sales charges (note 2)	(5,915)	(3,673)	(5,020)	(19)	(9,775)	(3,366)	(935)	(3,356)
Adjustments to maintain reserves	(366)	(459)	(1,057)	(202)	(1,739)	(305)	(1,064)	(303)

Net equity transactions	(778,502)	152,574	14,240,206	6,460,663	35,482,983	13,346,859	6,058,747	2,970,826

Net change in contract owners’ equity	(690,397)	312,017	15,732,112	6,676,122	40,670,656	13,568,484	6,229,622	2,977,178
Contract owners’ equity beginning of period	3,456,648	3,144,631	6,676,122	–	13,568,484	–	2,977,178	–

Contract owners’ equity end of period	$2,766,251	3,456,648	22,408,234	6,676,122	54,239,140	13,568,484	9,206,800	2,977,178

CHANGES IN UNITS:
Beginning units	276,236	261,001	596,546	–	1,288,795	–	297,273	–

Units purchased	47,677	92,357	1,577,178	642,389	3,549,455	1,368,433	800,442	425,058
Units redeemed	(110,697)	(77,122)	(313,156)	(45,843)	(425,933)	(79,638)	(200,380)	(127,785)

Ending units	213,216	276,236	1,860,568	596,546	4,412,317	1,288,795	897,335	297,273

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VEWrldBdR1		VEWrldBd		VEWrldEMktR1		VEWrldEMkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$475,515	320,862	1,829,223	1,984,463	(159,197)	(76,208)	(280,134)	(175,050)
Realized gain (loss) on investments	(233,304)	31,427	(577,963)	363,585	1,523,556	1,018,667	5,020,480	4,113,344
Change in unrealized gain (loss) on investments	138,245	(647,553)	(88,888)	(3,779,609)	3,126,469	1,904,001	4,165,084	6,093,153
Reinvested capital gains	–	–	–	–	1,655,963	–	4,059,314	–

Net increase (decrease) in contract owners’ equity resulting from operations	380,456	(295,264)	1,162,372	(1,431,561)	6,146,791	2,846,460	12,964,744	10,031,447

Equity transactions:
Purchase payments received from contract owners (note 3)	598,469	831,072	1,016	2,166	1,385,845	1,259,829	10,392	24,936
Transfers between funds	762,085	2,517,663	(1,510,207)	(1,877,467)	5,733,378	5,767,907	(3,827,441)	(2,959,728)
Redemptions (note 3)	(971,018)	(1,585,830)	(4,655,526)	(5,487,243)	(2,646,848)	(1,915,875)	(6,129,821)	(7,279,534)
Annuity benefits	–	–	(2,378)	(15,028)	(1,583)	(1,222)	(8,187)	(7,965)
Annual contract maintenance charges (note 2)	(1,882)	(1,707)	(11,864)	(16,194)	(6,277)	(4,010)	(18,601)	(19,920)
Contingent deferred sales charges (note 2)	(3,254)	(3,469)	(7,972)	(14,200)	(8,113)	(4,809)	(18,699)	(21,853)
Adjustments to maintain reserves	(49)	(103)	648	(11,711)	76	97	1,461	702

Net equity transactions	384,351	1,757,626	(6,186,283)	(7,419,677)	4,456,478	5,101,917	(9,990,896)	(10,263,362)

Net change in contract owners’ equity	764,807	1,462,362	(5,023,911)	(8,851,238)	10,603,269	7,948,377	2,973,848	(231,915)
Contract owners’ equity beginning of period	6,998,382	5,536,020	27,009,875	35,861,113	14,422,738	6,474,361	39,427,440	39,659,355

Contract owners’ equity end of period	$7,763,189	6,998,382	21,985,964	27,009,875	25,026,007	14,422,738	42,401,288	39,427,440

CHANGES IN UNITS:
Beginning units	653,908	494,491	1,440,459	1,831,299	877,819	513,201	2,663,102	3,491,296

Units purchased	335,216	419,148	54	–	807,066	918,165	28	–
Units redeemed	(298,190)	(259,731)	(333,340)	(390,840)	(578,451)	(553,547)	(583,413)	(828,194)

Ending units	690,934	653,908	1,107,173	1,440,459	1,106,434	877,819	2,079,717	2,663,102

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VEWrldHAsR1		VEWrldHAs		VKCorPlus		VKCorPlus2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(445,366)	(197,893)	(637,107)	(434,388)	3,055	–	1,193,567	206,177
Realized gain (loss) on investments	5,498,525	1,464,932	7,290,360	5,151,095	(5,881)	–	(400)	3,563
Change in unrealized gain (loss) on investments	(1,083,256)	5,623,795	817,332	13,522,689	20,028	–	328,513	2,763
Reinvested capital gains	1,932,012	–	2,999,882	–	1,099	–	306,481	85,092

Net increase (decrease) in contract owners’ equity resulting from operations	5,901,915	6,890,834	10,470,467	18,239,396	18,301	–	1,828,161	297,595

Equity transactions:
Purchase payments received from contract owners (note 3)	2,065,709	1,531,360	17,406	7,378	45,355	–	46,844,551	7,031,021
Transfers between funds	2,321,399	14,497,498	(4,549,961)	(3,301,557)	1,369,635	–	46,098,453	5,758,142
Redemptions (note 3)	(5,508,611)	(3,238,875)	(7,213,857)	(7,102,853)	(16,757)	–	(2,264,744)	(647,607)
Annuity benefits	(1,644)	(1,295)	(8,175)	(6,897)	–	–	–	–
Annual contract maintenance charges (note 2)	(10,616)	(5,637)	(21,176)	(21,674)	(86)	–	(1,882)	(700)
Contingent deferred sales charges (note 2)	(9,717)	(7,128)	(14,404)	(11,498)	–	–	(35,165)	(8,692)
Adjustments to maintain reserves	(226)	332	2,845	3,160	(24)	–	(5,007)	(975)

Net equity transactions	(1,143,706)	12,776,255	(11,787,322)	(10,433,941)	1,398,123	–	90,636,206	12,131,189

Net change in contract owners’ equity	4,758,209	19,667,089	(1,316,855)	7,805,455	1,416,424	–	92,464,367	12,428,784
Contract owners’ equity beginning of period	28,971,878	9,304,789	50,038,192	42,232,737	–	–	20,680,370	8,251,586

Contract owners’ equity end of period	$33,730,087	28,971,878	48,721,337	50,038,192	1,416,424	–	113,144,737	20,680,370

CHANGES IN UNITS:
Beginning units	1,551,985	746,021	1,699,058	2,157,026	–	–	1,959,026	797,097

Units purchased	1,192,380	1,653,937	1,196	–	171,065	–	9,356,263	1,335,234
Units redeemed	(1,274,146)	(847,973)	(359,270)	(457,968)	(34,971)	–	(742,688)	(173,305)

Ending units	1,470,219	1,551,985	1,340,984	1,699,058	136,094	–	10,572,601	1,959,026

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VKEmMkt		VKEmMkt2		VKUSRealEst		VKUSRealEst2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$771,102	873,890	171,857	169,669	(492,343)	(224,950)	(515,975)	(213,936)
Realized gain (loss) on investments	168,220	211,783	(15,020)	(15,386)	19,553,508	18,249,203	5,011,279	1,910,125
Change in unrealized gain (loss) on investments	(267,286)	58,642	4,511	70,779	29,064,115	2,788,992	17,752,662	5,239,548
Reinvested capital gains	198,048	224,689	45,299	45,227	12,898,400	4,922,427	5,982,846	1,532,785

Net increase (decrease) in contract owners’ equity resulting from operations	870,084	1,369,004	206,647	270,289	61,023,680	25,735,672	28,230,812	8,468,522

Equity transactions:
Purchase payments received from contract owners (note 3)	89	–	–	–	7,009,648	6,437,876	24,243,217	22,439,002
Transfers between funds	(1,271,160)	(1,342,236)	(212,492)	(866,086)	(12,693)	(589,719)	931,702	(3,177,939)
Redemptions (note 3)	(2,709,903)	(2,947,737)	(172,118)	(162,837)	(33,197,542)	(35,486,597)	(5,359,922)	(3,636,463)
Annuity benefits	–	(9,826)	–	–	(9,881)	(30,115)	(5,605)	(845)
Annual contract maintenance charges (note 2)	(5,696)	(7,531)	(342)	(437)	(75,427)	(75,127)	(10,423)	(6,826)
Contingent deferred sales charges (note 2)	(4,951)	(11,048)	(2,809)	(4,405)	(84,899)	(107,279)	(102,988)	(88,753)
Adjustments to maintain reserves	16	2,118	(366)	(109)	6,282	72,132	(2,189)	(1,159)

Net equity transactions	(3,991,605)	(4,316,260)	(388,127)	(1,033,874)	(26,364,512)	(29,778,829)	19,693,792	15,527,017

Net change in contract owners’ equity	(3,121,521)	(2,947,256)	(181,480)	(763,585)	34,659,168	(4,043,157)	47,924,604	23,995,539
Contract owners’ equity beginning of period	12,534,982	15,482,238	2,577,975	3,341,560	183,682,293	187,725,450	68,802,572	44,807,033

Contract owners’ equity end of period	$9,413,461	12,534,982	2,396,495	2,577,975	218,341,461	183,682,293	116,727,176	68,802,572

CHANGES IN UNITS:
Beginning units	725,492	992,232	171,015	246,266	4,368,496	5,160,818	3,310,194	2,479,086

Units purchased	5	–	878	813	829,233	1,104,200	2,036,989	1,900,386
Units redeemed	(227,339)	(266,740)	(26,357)	(76,064)	(1,387,028)	(1,896,522)	(1,201,722)	(1,069,278)

Ending units	498,158	725,492	145,536	171,015	3,810,701	4,368,496	4,145,461	3,310,194

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VicDivrStk		WFDisc		WFLrgCoGro		WFMnMrkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(9,916)	(9,056)	(933,893)	(961,411)	(2,756)	(1,469)	2,359	723
Realized gain (loss) on investments	25,142	3,561	3,595,515	1,565,298	194	(85)	–	–
Change in unrealized gain (loss) on investments	70,173	57,946	5,897,547	(3,114,203)	2,873	10,014	–	–
Reinvested capital gains	24,629	–	–	6,905,488	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	110,028	52,451	8,559,169	4,395,172	311	8,460	2,359	723

Equity transactions:
Purchase payments received from contract owners (note 3)	123,893	294,765	1,176,127	1,199,076	1,400	73,423	15,051,627	10,328,758
Transfers between funds	(40,527)	61,584	(940,787)	(2,420,398)	–	33,583	(13,968,889)	(8,472,986)
Redemptions (note 3)	(81,832)	(48,144)	(10,351,662)	(12,056,562)	(2,248)	(714)	(1,079,077)	(1,845,926)
Annuity benefits	–	–	(14,023)	(14,389)	–	–	–	–
Annual contract maintenance charges (note 2)	(199)	(151)	(35,066)	(39,572)	(42)	(4)	–	–
Contingent deferred sales charges (note 2)	(1,263)	(3,444)	(17,066)	(29,605)	(45)	–	–	–
Adjustments to maintain reserves	(98)	(13)	(392,909)	6,689	(26)	(2)	337	129

Net equity transactions	(26)	304,597	(10,575,386)	(13,354,761)	(961)	106,286	3,998	9,975

Net change in contract owners’ equity	110,002	357,048	(2,016,217)	(8,959,589)	(650)	114,746	6,357	10,698
Contract owners’ equity beginning of period	859,735	502,687	70,754,053	79,713,642	137,863	23,117	10,698	–

Contract owners’ equity end of period	$969,737	859,735	68,737,836	70,754,053	137,213	137,863	17,055	10,698

CHANGES IN UNITS:
Beginning units	64,852	40,476	2,486,339	3,008,430	13,234	2,297	1,058	–

Units purchased	9,226	28,988	148,193	172,979	135	11,009	1,683,830	1,081,962
Units redeemed	(8,757)	(4,612)	(495,902)	(695,070)	(226)	(72)	(1,683,253)	(1,080,904)

Ending units	65,321	64,852	2,138,630	2,486,339	13,143	13,234	1,635	1,058

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WFOpp		WFTotRetBd
Investment activity:	2006	2005	2006	2005
Net investment income (loss)	$(4,650,382)	(5,234,477)	691	37
Realized gain (loss) on investments	3,746,830	(9,259,002)	(2)	–
Change in unrealized gain (loss) on investments	(1,783,769)	37,584,286	(124)	130
Reinvested capital gains	37,907,571	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	35,220,250	23,090,807	565	167

Equity transactions:
Purchase payments received from contract owners (note 3)	7,927,891	9,940,417	–	–
Transfers between funds	(20,188,624)	(21,710,516)	–	21,250
Redemptions (note 3)	(61,448,279)	(71,270,473)	–	–
Annuity benefits	(56,229)	(78,638)	–	–
Annual contract maintenance charges (note 2)	(164,013)	(196,177)	–	–
Contingent deferred sales charges (note 2)	(132,291)	(213,228)	–	–
Adjustments to maintain reserves	377,238	3,613	(3)	2

Net equity transactions	(73,684,307)	(83,525,002)	(3)	21,252

Net change in contract owners’ equity	(38,464,057)	(60,434,195)	562	21,419
Contract owners’ equity beginning of period	373,720,329	434,154,524	21,419	–

Contract owners’ equity end of period	$335,256,272	373,720,329	21,981	21,419

CHANGES IN UNITS:
Beginning units	8,710,393	10,844,850	2,116	–

Units purchased	239,865	328,146	–	2,116
Units redeemed	(1,944,589)	(2,462,603)	–	–

Ending units	7,005,669	8,710,393	2,116	2,116

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds;

    AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II (AIMBValue2)

    AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II (AIMCapAp2)

    AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II (AIMCapDev2)

Alger American Balanced Portfolio – Class S Shares (AlgerBal)

Alger American Mid Cap Growth Portfolio – Class S Shares (AlgMidCapGr)

Portfolios of the AllianceBernstein Variable Products Series Fund Inc.;

    AllianceBernstein Variable Products Series Fund Inc. – Growth and Income Portfolio –

        Class B (AlGrIncB)

    AllianceBernstein Variable Products Series Fund Inc. – Small-Mid Cap Value Portfolio –

        Class B (AlSmMdCpB)

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – Balanced Fund – Class I (ACVPBal)

    American Century Variable Portfolios Inc. – Capital Appreciation Fund – Class I (ACVPCapAp)

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class I (ACVPIncGr)

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class II (ACVPIncGr2)

    American Century Variable Portfolios Inc. – Inflation Protection Fund – Class II (ACVPInflPro2)

    American Century Variable Portfolios Inc. – International Fund – Class I (ACVPInt)

    American Century Variable Portfolios Inc. – International Fund – Class II (ACVPInt2)

    American Century Variable Portfolios Inc. – International Fund – Class III (ACVPInt3)

    American Century Variable Portfolios Inc. – International Fund – Class IV (ACVPInt4)

    American Century Variable Portfolios Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV1)

    American Century Variable Portfolios Inc. – Mid Cap Value Fund – Class II (ACVPMdCpV2)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class I (ACVPUltra)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class II (ACVPUltra2)

    American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)

    American Century Variable Portfolios Inc. – Value Fund – Class II (ACVPVal2)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class I (ACVPVista1)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class II (ACVPVista2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the American Funds Insurance Series®;

    American Funds Insurance Series®– Growth Fund – Class 1 (AmerGro)

    American Funds Insurance Series®– High-Income Bond Fund – Class 1 (AmerHiInc)

    American Funds Insurance Series®– U.S. Government/AAA-Rated Securities Fund –

        Class 1 (AmerUSGvt)

Portfolios of the BB&T Variable Insurance Funds;

    BB&T Variable Insurance Funds – BB&T VIF Capital Manager Equity Fund (BBTCapMgr)*

    BB&T Variable Insurance Funds – BB&T VIF Large Cap (BBTLgCapV)

        (formerly BB&T Variable Insurance Funds – BB&T VIF Large Cap Value Fund)*

    BB&T Variable Insurance Funds – BB&T VIF Large Cap Growth (BBTLgCapGr)

        (formerly BB&T Variable Insurance Funds – BB&T VIF Large Company Growth Fund)*

    BB&T Variable Insurance Funds – BB&T VIF Mid Cap Growth Fund (BBTMdCapGr)*

Charles Schwab Money Market Portfolio (ChScMM)

Portfolios of the Credit Suisse Trust;

    Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp)

    Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

    Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr)

Portfolios of the Dreyfus Investment Portfolios;

    Dreyfus Investment Portfolios – European Equity Portfolio (DryEuroEq)*

    Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS)

Dreyfus Socially Responsible Growth Fund Inc. – Initial Shares The (DrySRGro)

Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)

Dreyfus Stock Index Fund Inc. – Service Shares (DryStklxS)

Portfolios of the Dreyfus Variable Investment Fund;

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp)

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Service Shares (DryVIFAppS)

    Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Service Shares (DryVIFDevLdS)

    Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares (DryVIFGrInc)

Portfolios of the Federated Insurance Series;

    Federated Insurance Series – Federated American Leaders Fund II – Service Shares (FedAmLeadS)

    Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares (FedCapApS)

    Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp)

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

    Federated Insurance Series – Federated Quality Bond Fund II – Service Shares (FedQualBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI)

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 (FidVIPGrS2)

    Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class R (FidVIPOvR)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 (FidVIPOvS2)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

Portfolios of the Fidelity® Variable Insurance Products Fund II;

    Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM)

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class (FidVIPCon)

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

    Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio –

        Service Class (FidVIPIGBdS)

    Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio –

        Service Class 2 (FidVIPIGBdS2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products Fund III;

    Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio –

        Initial Class (FidVIPGrOp)

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2)

Portfolios of the Fidelity® Variable Insurance Products Fund IV;

    Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

        (formerly Fidelity® Variable Insurance Products Fund IV – Natural Resources Portfolio –

            Service Class 2)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio –

        Service Class (FidVIPFree10S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio –

        Service Class 2 (FidVIPFree10S2)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio –

        Service Class (FidVIPFree20S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio –

        Service Class 2 (FidVIPFree20S2)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio –

        Service Class (FidVIPFree30S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio –

        Service Class 2 (FidVIPFree30S2)

Portfolio of the Financial Investors Variable Insurance Trust;

    Financial Investors Variable Insurance Trust – First Horizon Core Equity Portfolio (FICoreEq)*

First Horizon Capital Appreciation Portfolio (FHCapAp)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust;

    Franklin Templeton Variable Insurance Products Trust –

        Franklin Income Securities Fund – Class 2 (FrVIPIncSec2)

    Franklin Templeton Variable Insurance Products Trust –

        Franklin Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2)

    Franklin Templeton Variable Insurance Products Trust –

        Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2)

    Franklin Templeton Variable Insurance Products Trust –

        Templeton Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)

    Franklin Templeton Variable Insurance Products Trust –

        Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2)

    Franklin Templeton Variable Insurance Products Trust –

        Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3)

    Franklin Templeton Variable Insurance Products Trust –

        Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2)

    Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2)

    Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2)

    Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class II (GVITIntVal2)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI (GVITIntVal6)

    Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts)

    Gartmore GVIT – Emerging Markets Fund – Class II (GVITEmMrkts2)

    Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3)

    Gartmore GVIT – Emerging Markets Fund – Class VI (GVITEmMrkts6)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3)

    Gartmore GVIT – Gartmore GGVIT International Index Fund – Class VIII (GVITIntIdx8)

    Gartmore GVIT – Global Financial Services Fund – Class II (GVITGlFin2)

    Gartmore GVIT – Global Financial Services Fund – Class III (GVITGlFin3)

    Gartmore GVIT – Global Health Sciences Fund – Class II (GVITGlHlth2)

    Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3)

    Gartmore GVIT – Global Health Sciences Fund – Class VI (GVITGlHlth6)

    Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech)

    Gartmore GVIT – Global Technology and Communications Fund – Class II (GVITGlTech2)

    Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3)

    Gartmore GVIT – Global Technology and Communications Fund – Class VI (GVITGlTech6)

    Gartmore GVIT – Global Utilities Fund – Class II (GVITGlUtl2)

    Gartmore GVIT – Global Utilities Fund – Class III (GVITGlUtl3)

    Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT – International Growth Fund – Class I (GVITIntGro)

    Gartmore GVIT – International Growth Fund – Class III (GVITIntGro3)

    Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)

    Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)

    Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)

    Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)

    Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal)

    Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr)

    Gartmore GVIT – Mid Cap Growth Fund – Class II (GVITMdCpGr2)

    Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

    Gartmore GVIT – Nationwide Fund – Class II (GVITNWFund2)

    Gartmore GVIT – Nationwide Leaders Fund – Class III (GVITNWLead3)

    Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Growth Fund – Class II (GVITSmCapGr2)

    Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)

    Gartmore GVIT – Small Cap Value Fund – Class II (GVITSmCapVal2)

    Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT – Small Company Fund – Class II (GVITSmComp2)

    Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I (GVITTGroFoc)*

    Gartmore GVIT – Turner GVIT Growth Focus Fund – Class III (GVITTGroFoc3)*

    Gartmore GVIT – U.S. Growth Leaders Fund – Class II (GVITUSGro2)

    Gartmore GVIT – U.S. Growth Leaders Fund – Class III (GVITUSGro3)

    Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class II (GVITVKVal2)

    Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec)

    Gartmore GVIT – Worldwide Leaders Fund – Class III (GVITWLead3)

Portfolios of the Janus Aspen Series;

    Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal)

    Janus Aspen Series – Forty Portfolio – Service Shares (JanForty)

    Janus Aspen Series – Global Technology Portfolio – Service II Shares (JanGlTechS2)

    Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech)

    Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore)

        (formerly Janus Aspen Series – Risk-Managed Core Portfolio – Service Shares)

    Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2)

    Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGro)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the JPMorgan Insurance Trust;

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Balanced Portfolio 1 (JPMBal)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Core Bond Portfolio 1 (JPMCBond)

        (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Bond Portfolio 1)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Equity Portfolio 1 (JPMDivEq)*

    JPMorgan Insurance Trust –

        JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr)

            (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Mid Cap Growth Portfolio 1)*

    JPMorgan Insurance Trust –

        JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1 (JPMMidCapV)

            (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Mid Cap Value Portfolio 1)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Equity Index Portfolio 1 (JPMEqIndx)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Government Bond Portfolio 1 (JPMGvtBd)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (JPMMidCap)

        (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Diversified Mid Cap Portfolio 1)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Large Cap Growth Portfolio 1 (JPMLgCapGr)*

Portfolio of the JPMorgan Series Trust II;

    JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)

Portfolios of the MFS Variable Insurance Trust;

    MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class (MFSInvGrStS)

    MFS Variable Insurance Trust – Value Series – Service Class (MFSValS)

Portfolios of the MTB Group of Funds;

    MTB Large Cap Growth Fund II (MTBLgCapGr2)

    MTB Large Cap Value Fund II (MTBLgCapV2)

    MTB Managed Allocation Fund – Aggressive Growth II (MTBAggGr2)

    MTB Managed Allocation Fund – Conservative Growth II (MTBConGr2)

    MTB Managed Allocation Fund – Moderate Growth II (MTBModGr2)

Portfolios of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc)

    Neuberger Berman Advisers Management Trust – Growth Portfolio – Class I (NBAMTGro)

    Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard)

    Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt)

    Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio –

        Class I (NBAMTLMat)

    Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio –

        S Class Shares (NBAMTMCGrS)

    Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart)

    Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS)

    Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes)

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4)

Portfolios of the Oppenheimer Variable Account Funds;

    Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA –

        Non-Service Shares (OppBal)

            (formerly Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Non-Service Shares (OppCapAp) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Capital Appreciation Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Service Class (OppCapApS)

    Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA –

        Non-Service Shares (OppBdFd)

            (formerly Oppenheimer Variable Account Funds – Oppenheimer Bond Fund/VA – Initial Class)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Non-Service Shares (OppGlSec) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Global Securities Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Service Class (OppGlSecS)

    Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

        Non-Service Shares (OppHighInc) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer High Income Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

        Service Class (OppHighIncS)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street®Fund/VA –

        Non-Service Shares (OppMSt) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street®Fund/VA –

        Service Class (OppMStS)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street®Small Cap Fund/VA –

        Non-Service Shares (OppMStSCap) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Small Cap Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street®Small Cap Fund/VA –

        Service Class (OppMStSCapS)

    Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA –

        Non-Service Shares (OppMidCap) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Aggressive Growth Fund/VA – Initial Class)

Pioneer Small Cap Value II VCT Portfolio – Class I (PioSmCapV2)*

Pioneer Small Cap Value VCT Portfolio – Class I (PioSmCapV)

Portfolios of the Putnam Variable Trust;

    Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroInc)

    Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEq)

    Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyII)

Portfolio of the Strong Variable Insurance Funds Inc.;

    Strong Variable Insurance Funds Inc. – Strong International Stock Fund II (StIntStk2)*

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

Portfolios of the Van Eck Worldwide Insurance Trust;

    Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Class R1 (VEWrldBdR1)

    Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class (VEWrldBd)

    Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1)

    Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

    Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1)

    Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

    Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio –

        Class I (VKCorPlus)

    Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio –

        Class II (VKCorPlus2)

    Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio –

        Class I (VKEmMkt)

    Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio –

        Class II (VKEmMkt2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio –

        Class I (VKUSRealEst)

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio –

        Class II (VKUSRealEst2)

Portfolio of the Van Kampen Life Investment Trust;

    Van Kampen Life Investment Trust – Morgan Stanley Real Estate Securities Fund (VKRealEstSec)*

Portfolios of the Victory Variable Insurance Funds;

    Victory Variable Insurance Funds – Diversified Stock Fund Class A Shares (VicDivrStk)

    Victory Variable Insurance Funds – Investment Quality Bond Fund Class A Shares (VicInvQBd)*

    Victory Variable Insurance Funds – Small Company Opportunity Fund Class A Shares (VicSmCoOpp)*

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM;

    Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Asset Allocation Fund (WFAsAlloc)*

    Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Discovery FundSM (WFDisc)

    Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Large Company Growth Fund (WFLrgCoGro)

    Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Money Market Fund (WFMnMrkt)

    Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Opportunity FundSM (WFOpp)

    Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Small Cap Growth Fund (WFSmCapGr)*

    Wells Fargo Advantage Variable Trust FundsSM–

        Wells Fargo Advantage VT Total Return Bond Fund (WFTotRetBd)

*At December 31, 2006, contract owners were not invested in the fund.

Effective May 2002, due to the Dreyfus Investment Portfolio – European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust – Money Market Fund – Class I.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount surrendered. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Exclusive Venue or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account –II Options	BOA IV	America’s Vision	NEBA	America’s Future II	All American Gold	Achiever	Future Venue	Exclusive Venue	Elite Venue	Choice Venue II	Schwab
Variable Account Charges – Recurring	1.30%	1.40%	0.80%	1.15%	1.15%	1.55%	1.10%	1.60%	1.75%	1.50%	0.95%
CDSC Options:
Four Year CDSC	–	–	–	0.25%	0.25%	0.20%	–	–	–	–	–
No CDSC	–	–	–	0.30%	0.30%	0.25%	–	–	–	–	–
Death Benefit Options:
Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	–	–	–	0.20%(2)	0.20%(2)	–	0.15%(3)	–	–	–	–
One-Year Enhanced	–	–	–	0.10%(4)	0.10%(4)	–	0.10%(4)	–	–	–	0.10%
One-Month Enhanced II	–	–	–	–	–	–	0.35%(3)	0.20%(2)	0.20%(2)	0.20%(2)	–
One-Month Enhanced	–	–	–	–	0.35%(2)	0.20%(2)	0.30%(6)	0.20%(6)	0.20%(6)	0.20%(6)	–
Combination Enhanced II	–	–	–	–	–	–	0.45%(3)	0.35%(2)	0.35%(2)	0.35%(2)	–
Combination Enhanced	–	–	–	–	0.40%(5)	0.30%(5)	0.40%(7)	0.30%(7)	0.30%(7)	0.30%(7)	0.40%
Spousal Protection Annuity Option:
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Annuity Option II	–	–	–	–	–	–	0.20%(3)	–	–	–	–
Spousal Protection Annuity Option	–	–	–	–	–	–	0.10%(8)	0.20%	0.20%	0.20%	–
Beneficiary Protector II Option	–	–	–	–	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	–	–	–	1.00%	1.00%	1.00%	1.00%	–	1.00%	1.00%	–
Capital Preservation Plus Option	–	–	–	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Lifetime Income Option	–	–	–	1.00%	1.00%	1.00%	1.00%	–	1.00%	1.00%	–
Spousal Continuation Benefit Option	–	–	–	0.15%	0.15%	0.15%	0.15%	–	0.15%	0.15%	–
Extra Value Option (EV):
Fee assessed to assets of the
variable account and to
allocations made to the fixed
account or guaranteed term
options in exchange for application
of Extra Value Credit of purchase
payments made during the first
12 months contract is in force.

3% Extra Value Credit Option	–	–	–	0.30%	0.45%(9)	0.10%	0.45%	–	–	–	–
4% Extra Value Credit Option	–	–	–	0.40%	–	0.25%	–	–	–	–	–
5% Extra Value Credit Option	–	–	–	–	0.70%(2)	0.45%(10)	–	–	–	–	–
5% Extra Value Credit Option	–	–	–	–	–	0.55%(11)	–	–	–	–	–

Maximum Variable Account Charges(1):	1.30%	1.40%	0.80%	3.20%	4.00%	4.15%	3.70%	3.00%	3.80%	3.55%	2.20%

(1)
When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(2)	Available beginning May 1, 2004 or a later date if state law requires.
(3	Available beginning September 1, 2004 or a later date if state law requires.
(4)	Available until state approval is received for the One-Year Enhanced Death Benefit II Option.
(5)	Available until state approval is received for the One-Month Enhanced Death Benefit Option.
(6)	Available until state approval is received for the One-Month Enhanced Death Benefit II Option.
(7)	Available until state approval is received for the Combination Enhanced Death Benefit II Option.
(8)	Available until state approval is received for the Spousal Protection Annuity II Option.
(9)	Available until state approval is received for the 5% Extra Value Option.
(10)	Non-NY residents.
(11)	NY residents.
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2006:

	Total	AIMBValue2	AIMCapAp2	AIMCapDev2	AlgerBal	AlgMidCapGr	AlGrIncB	AlSmMdCpB
0.80%	$265,429	–	14	5	–	–	–	–
0.95%	325,973	1,303	1,375	1,142	1,891	1,451	1,695	994
1.05%	240,962	944	2,025	594	1,101	2,842	2,449	1,500
1.10%	211,712	4,302	555	142	–	–	580	235
1.15%	10,601,021	80,387	21,269	38,766	–	–	30,903	9,992
1.20%	125,117	1,738	44	14	–	–	1,082	145
1.25%	3,029,760	32,546	5,708	12,547	–	–	25,616	4,900
1.30%	75,976,687	1,967	565	3,048	–	–	2,290	408
1.35%	2,781,158	18,607	1,109	5,866	–	223	17	–
1.40%	39,745,339	12,024	5,174	4,143	–	120	10,167	748
1.45%	3,859,010	26,152	7,040	16,097	219	791	25,983	4,182
1.50%	2,950,076	45,484	10,773	12,098	–	–	23,513	5,872
1.55%	10,939,185	111,659	31,219	44,333	–	–	54,933	28,493
1.60%	1,148,244	12,798	2,195	2,625	–	–	7,475	4,254
1.65%	8,168,210	53,858	7,715	21,891	–	–	20,122	3,218
1.70%	1,582,598	31,548	8,515	6,067	–	–	17,524	11,695
1.75%	14,352,742	65,470	22,556	23,370	–	–	18,498	2,901
1.80%	5,743,448	79,555	13,684	17,201	–	43	39,138	29,592
1.85%	3,037,862	28,830	11,231	10,611	–	–	11,273	5,743
1.90%	2,129,922	10,926	6,339	1,648	–	–	9,704	1,088
1.95%	3,779,221	12,894	3,953	7,928	–	–	5,426	6,708
2.00%	7,425,595	27,209	10,555	7,578	–	–	3,779	1,549
2.05%	4,099,916	58,289	8,580	15,252	–	–	14,126	9,376
2.10%	2,720,220	14,701	3,789	3,772	–	–	4,662	826
2.15%	5,357,106	19,791	5,234	13,384	–	–	3,052	775
2.20%	1,986,606	4,323	654	3,417	–	–	1,551	104
2.25%	3,877,396	19,648	8,376	2,734	–	–	2,317	537
2.30%	1,333,304	10,657	2,285	4,731	–	–	4,249	–
2.35%	9,953,539	7,829	4,441	5,013	–	–	78	–
2.40%	907,292	2,763	1,676	1,496	–	–	1,024	275
2.45%	1,075,982	1,933	989	5,304	–	–	–	–
2.50%	582,409	3,335	2,546	1,954	–	–	183	–
2.55%	1,650,329	1,621	635	3,666	–	–	1,590	–
2.60%	786,917	2,913	1,611	299	–	–	801	–
2.65%	200,585	658	–	80	–	–	–	–
2.70%	601,991	450	161	3,877	–	–	–	–
2.75%	150,220	71	83	8,190	–	–	–	–
2.80%	153,912	522	575	130	–	–	199	–
2.85%	24,503	–	118	–	–	–	–	–
2.90%	166,792	–	–	–	–	–	392	–
2.95%	27,094	318	321	344	–	–	–	–
3.00%	59,687	–	–	161	–	–	–	–
3.05%	21,455	–	–	–	–	–	–	–
3.10%	44,947	–	–	–	–	–	–	–
3.15%	12,427	–	–	–	–	–	–	–
3.25%	12,215	–	–	–	–	–	–	–

Totals	$234,226,115	810,023	215,687	311,518	3,211	5,470	346,391	136,110

	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt2	ACVPInt3
0.80%	$2,868	1,854	711	–	274	2,164	–	800
0.95%	–	–	–	8,051	11,290	–	122	–
1.05%	–	–	–	5,732	6,428	–	–	–
1.10%	–	–	–	178	1,691	–	182	–
1.15%	–	–	–	26,608	106,013	–	8,803	–
1.20%	–	–	–	387	1,351	–	307	–
1.25%	–	–	–	15,985	47,746	–	4,975	–
1.30%	715,965	1,353,633	366,874	–	123,159	490,244	115	304,063
1.35%	–	–	–	418	27,778	–	–	–
1.40%	438,520	354,668	168,766	3,591	101,979	389,355	591	102,943
1.45%	–	–	–	10,722	69,878	–	4,799	–
1.50%	–	–	–	6,217	34,830	–	5,407	–
1.55%	–	–	–	44,118	180,066	–	4,051	–
1.60%	–	–	–	1,957	12,291	–	2,647	–
1.65%	–	–	–	12,467	63,703	–	1,953	–
1.70%	–	–	–	3,820	13,772	–	1,626	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt2	ACVPInt3
1.75%	–	–	–	8,421	92,889	–	735	–
1.80%	–	–	–	22,070	79,710	–	3,391	–
1.85%	–	–	–	8,854	27,892	–	1,688	–
1.90%	–	–	–	4,049	4,688	–	432	–
1.95%	–	–	–	8,190	21,987	–	454	–
2.00%	–	–	–	4,854	35,391	–	–	–
2.05%	–	–	–	2,294	27,793	–	2,511	–
2.10%	–	–	–	11,231	32,494	–	708	–
2.15%	–	–	–	993	16,893	–	524	–
2.20%	–	–	–	1,979	14,697	–	–	–
2.25%	–	–	–	477	11,858	–	–	–
2.30%	–	–	–	375	12,183	–	–	–
2.35%	–	–	–	522	6,476	–	–	–
2.40%	–	–	–	194	661	–	–	–
2.45%	–	–	–	–	2,934	–	–	–
2.50%	–	–	–	219	3,646	–	–	–
2.55%	–	–	–	276	2,356	–	–	–
2.60%	–	–	–	810	545	–	–	–
2.65%	–	–	–	301	165	–	–	–
2.70%	–	–	–	–	2,478	–	–	–
2.75%	–	–	–	–	–	–	–	–
2.80%	–	–	–	35	110	–	–	–
2.85%	–	–	–	95	69	–	–	–
2.90%	–	–	–	–	351	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	186	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,157,353	1,710,155	536,351	216,490	1,200,701	881,763	46,021	407,806

	ACVPInt4	ACVPMdCpV1	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1
0.80%	$–	164	–	126	–	5,024	–	–
0.95%	1,443	–	–	–	815	–	3,560	–
1.05%	2,524	–	–	–	2,836	–	6,519	–
1.10%	1,087	–	15	–	506	–	3,346	–
1.15%	25,133	–	18,879	–	17,860	–	172,409	–
1.20%	141	–	–	–	622	–	436	–
1.25%	7,414	–	2,478	–	9,217	–	59,623	–
1.30%	291	7,223	–	48,763	22	1,272,291	1,803	577
1.35%	7,822	–	5,359	–	4,336	–	60,004	–
1.40%	2,444	3,868	3,787	24,369	2,411	677,056	29,781	111
1.45%	9,810	–	7,527	–	10,782	–	82,676	–
1.50%	3,196	–	6,277	–	10,226	–	42,069	–
1.55%	29,254	–	27,887	–	28,535	–	169,826	–
1.60%	3,405	–	1,065	–	6,411	–	13,641	–
1.65%	7,870	–	6,701	–	17,990	–	110,677	–
1.70%	2,164	–	1,020	–	15,089	–	22,048	–
1.75%	9,493	–	18,416	–	17,985	–	91,582	–
1.80%	17,974	–	7,513	–	18,935	–	110,333	–
1.85%	6,523	–	3,343	–	7,732	–	40,753	–
1.90%	2,245	–	709	–	5,039	–	16,517	–
1.95%	6,180	–	2,990	–	8,398	–	22,597	–
2.00%	4,921	–	4,098	–	6,009	–	42,144	–
2.05%	3,769	–	1,574	–	13,743	–	41,434	–
2.10%	768	–	5,374	–	6,023	–	18,518	–
2.15%	496	–	9,303	–	16,545	–	34,863	–
2.20%	155	–	462	–	2,438	–	8,055	–
2.25%	1	–	1,294	–	9,840	–	18,547	–
2.30%	170	–	858	–	2,520	–	10,429	–
2.35%	66	–	3,713	–	4,895	–	22,632	–
2.40%	–	–	1,683	–	908	–	12,070	–
2.45%	102	–	14	–	510	–	9,664	–
2.50%	–	–	135	–	4,947	–	6,655	–
2.55%	–	–	82	–	1,841	–	1,147	–
2.60%	–	–	1,880	–	201	–	1,314	–
2.65%	540	–	–	–	273	–	691	–
2.70%	88	–	1,570	–	394	–	3,398	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPInt4	ACVPMdCpV1	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1
2.75%	–	–	–	–	155	–	232	–
2.80%	–	–	4	–	524	–	921	–
2.85%	–	–	–	–	184	–	–	–
2.90%	–	–	88	–	72	–	–	–
2.95%	–	–	–	–	–	–	86	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$157,489	11,255	146,098	73,258	257,769	1,954,371	1,293,000	688

	ACVPVista2	AmerGro	AmerHiInc	AmerUSGvt	ChScMM	CSTGlSmCp	CSTIntFoc	CSTSmCapGr
0.80%	$–	–	–	–	–	253	579	3,513
0.95%	–	–	–	–	72,070	–	–	–
1.05%	–	–	–	–	51,868	–	–	–
1.10%	237	–	–	–	–	–	–	–
1.15%	3,731	–	–	–	–	–	–	–
1.20%	–	–	–	–	–	–	–	–
1.25%	198	–	–	–	–	–	–	–
1.30%	–	260,120	20,296	26,507	–	40,708	282,285	762,695
1.35%	1,849	–	–	–	2,289	–	–	–
1.40%	495	–	–	–	911	22,830	292,784	453,139
1.45%	1,416	–	–	–	3,536	–	–	–
1.50%	1,439	–	–	–	–	–	–	–
1.55%	3,918	–	–	–	1,956	–	–	–
1.60%	494	–	–	–	–	–	–	–
1.65%	3,492	–	–	–	–	–	–	–
1.70%	191	–	–	–	–	–	–	–
1.75%	4,514	–	–	–	–	–	–	–
1.80%	546	–	–	–	–	–	–	–
1.85%	2,052	–	–	–	113	–	–	–
1.90%	15	–	–	–	98	–	–	–
1.95%	1,081	–	–	–	–	–	–	–
2.00%	2,293	–	–	–	–	–	–	–
2.05%	3,532	–	–	–	–	–	–	–
2.10%	509	–	–	–	–	–	–	–
2.15%	6,861	–	–	–	–	–	–	–
2.20%	378	–	–	–	–	–	–	–
2.25%	351	–	–	–	–	–	–	–
2.30%	581	–	–	–	–	–	–	–
2.35%	503	–	–	–	–	–	–	–
2.40%	1,168	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.50%	215	–	–	–	–	–	–	–
2.55%	105	–	–	–	–	–	–	–
2.60%	102	–	–	–	–	–	–	–
2.65%	41	–	–	–	–	–	–	–
2.70%	324	–	–	–	–	–	–	–
2.75%	–	–	–	–	–	–	–	–
2.80%	137	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	659	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$43,427	260,120	20,296	26,507	132,841	63,791	575,648	1,219,347

	DrySmCapIxS	DrySRGro	DryStkIx	DryStklxS	DryVIFApp	DryVIFAppS	DryVIFDevLdS	DryVIFGrInc
0.80%	$763	3,294	14,087	–	2,081	–	–	1,543
0.95%	6,432	–	–	28,905	–	3,302	1,582	–
1.05%	4,058	–	–	13,983	–	2,637	361	–
1.10%	510	–	–	4,282	–	982	126	–
1.15%	77,665	–	–	274,022	–	51,179	13,193	–
1.20%	963	–	–	3,693	–	125	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	DrySmCapIxS	DrySRGro	DryStkIx	DryStklxS	DryVIFApp	DryVIFAppS	DryVIFDevLdS	DryVIFGrInc
1.25%	24,503	–	–	77,752	–	16,192	2,724	–
1.30%	218,938	848,004	4,533,532	2,807	438,720	1,395	–	277,552
1.35%	19,925	–	–	46,215	–	5,835	104	–
1.40%	114,241	304,073	2,937,498	21,153	231,243	6,074	2,394	176,263
1.45%	30,552	–	–	86,946	–	22,179	4,540	–
1.50%	12,106	–	–	77,583	–	21,598	2,479	–
1.55%	76,994	–	–	220,106	–	62,529	16,735	–
1.60%	6,919	–	–	32,571	–	2,734	1,344	–
1.65%	26,593	–	–	124,421	–	33,574	2,182	–
1.70%	7,778	–	–	19,334	–	6,475	2,578	–
1.75%	27,223	–	–	110,898	–	24,960	3,471	–
1.80%	53,669	–	–	81,188	–	25,495	5,548	–
1.85%	13,705	–	–	50,657	–	13,743	1,531	–
1.90%	2,897	–	–	15,917	–	5,188	532	–
1.95%	9,416	–	–	30,232	–	9,946	2,560	–
2.00%	10,921	–	–	51,279	–	10,887	115	–
2.05%	5,955	–	–	62,016	–	9,335	2,323	–
2.10%	8,529	–	–	18,157	–	6,192	202	–
2.15%	3,139	–	–	23,266	–	6,852	–	–
2.20%	3,136	–	–	9,943	–	4,060	–	–
2.25%	520	–	–	24,238	–	5,728	4,874	–
2.30%	3,221	–	–	6,400	–	4,024	–	–
2.35%	1,107	–	–	14,965	–	2,206	–	–
2.40%	1,592	–	–	6,431	–	1,594	271	–
2.45%	55	–	–	1,790	–	611	–	–
2.50%	189	–	–	8,503	–	1,360	–	–
2.55%	–	–	–	1,632	–	–	–	–
2.60%	–	–	–	4,571	–	453	–	–
2.65%	–	–	–	480	–	146	–	–
2.70%	–	–	–	1,901	–	3,651	–	–
2.75%	–	–	–	130	–	–	–	–
2.80%	2	–	–	155	–	1,054	–	–
2.85%	–	–	–	–	–	111	–	–
2.90%	–	–	–	383	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	91	–	141	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$774,216	1,155,371	7,485,117	1,558,996	672,044	374,547	71,769	455,358

	FedAmLeadS	FedCapApS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr
0.80%	$–	–	–	86	–	12,320	–	11,036
0.95%	61	317	–	–	3,539	–	–	–
1.05%	–	96	–	–	919	–	–	–
1.10%	–	195	–	–	741	–	5,578	–
1.15%	2,790	8,683	640	–	108,424	–	324,935	–
1.20%	–	452	–	–	1,927	–	4,688	–
1.25%	2,318	2,913	20	–	44,701	–	108,251	–
1.30%	–	–	670	141,657	–	7,999,943	3,610	7,793,462
1.35%	–	–	192	–	30,519	–	73,196	–
1.40%	873	657	185	105,301	7,704	4,434,389	30,965	2,569,951
1.45%	2,422	1,611	513	–	44,196	–	137,396	–
1.50%	1,916	2,383	10	–	31,551	–	79,257	–
1.55%	8,816	5,317	1,071	–	114,213	–	314,232	–
1.60%	2,313	1,210	37	–	12,891	–	38,124	–
1.65%	2,459	5,636	258	–	57,655	–	197,293	–
1.70%	2,321	1,154	11	–	22,608	–	32,314	–
1.75%	261	946	846	–	54,628	–	156,973	–
1.80%	1,804	2,369	16,191	–	84,532	–	167,417	–
1.85%	456	1,707	169	–	23,594	–	85,301	–
1.90%	1,467	1,493	–	–	10,746	–	21,697	–
1.95%	2,360	1,216	–	–	19,702	–	41,623	–
2.00%	189	667	790	–	26,928	–	79,238	–
2.05%	1,083	3,960	–	–	21,993	–	90,845	–
2.10%	184	607	70	–	10,820	–	43,925	–
2.15%	1,817	167	–	–	20,762	–	53,945	–
2.20%	66	1,566	8	–	8,804	–	36,221	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FedAmLeadS	FedCapApS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr
2.25%	1,027	1,856	53	–	9,787	–	30,397	–
2.30%	38	68	15	–	6,763	–	15,416	–
2.35%	41	234	–	–	5,992	–	39,969	–
2.40%	87	–	–	–	1,262	–	7,758	–
2.45%	–	–	–	–	325	–	10,527	–
2.50%	–	–	–	–	2,947	–	6,911	–
2.55%	206	449	–	–	250	–	4,580	–
2.60%	–	78	–	–	1,150	–	1,594	–
2.65%	–	–	–	–	39	–	176	–
2.70%	–	–	–	–	1,683	–	710	–
2.75%	26	–	–	–	–	–	108	–
2.80%	–	54	–	–	374	–	560	–
2.85%	–	–	–	–	124	–	183	–
2.90%	–	–	–	–	–	–	763	–
2.95%	–	–	–	–	51	–	305	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	347	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$37,401	48,408	21,749	247,044	794,844	12,446,652	2,246,981	10,374,449

	FidVIPGrS2	FidVIPHI	FidVIPOv	FidVIPOvR	FidVIPOvS2	FidVIPOvS2R	FidVIPAM	FidVIPCon
0.80%	$–	2,817	585	1,359	–	–	1,933	14,468
0.95%	–	–	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	2,540	–	–	–	1,281	1,367	–	–
1.15%	102,616	–	–	–	30,944	111,682	–	–
1.20%	283	–	–	–	38	243	–	–
1.25%	32,345	–	–	–	11,947	23,097	–	–
1.30%	512	1,177,010	1,610,129	688,279	–	1,502	3,118,143	6,197,622
1.35%	11,962	–	–	–	–	21,357	–	–
1.40%	14,951	932,616	495,343	221,806	1,618	15,788	939,473	3,657,537
1.45%	53,549	–	–	–	5,299	51,673	–	–
1.50%	25,225	–	–	–	8,199	41,939	–	–
1.55%	106,340	–	–	–	12,154	89,003	–	–
1.60%	7,691	–	–	–	4,992	12,132	–	–
1.65%	71,901	–	–	–	9,869	40,275	–	–
1.70%	16,899	–	–	–	6,443	31,946	–	–
1.75%	50,897	–	–	–	3,503	44,818	–	–
1.80%	56,037	–	–	–	11,620	58,265	–	–
1.85%	30,725	–	–	–	6,040	22,906	–	–
1.90%	11,997	–	–	–	2,430	10,137	–	–
1.95%	13,366	–	–	–	1,289	18,731	–	–
2.00%	20,236	–	–	–	974	17,481	–	–
2.05%	81,935	–	–	–	1,198	6,082	–	–
2.10%	15,747	–	–	–	635	9,764	–	–
2.15%	18,681	–	–	–	952	11,119	–	–
2.20%	3,048	–	–	–	–	2,419	–	–
2.25%	10,665	–	–	–	39	1,778	–	–
2.30%	5,193	–	–	–	203	6,057	–	–
2.35%	12,838	–	–	–	–	818	–	–
2.40%	6,825	–	–	–	–	46	–	–
2.45%	1,496	–	–	–	–	364	–	–
2.50%	3,075	–	–	–	–	851	–	–
2.55%	15,782	–	–	–	–	11	–	–
2.60%	919	–	–	–	–	–	–	–
2.65%	41	–	–	–	–	750	–	–
2.70%	298	–	–	–	–	454	–	–
2.75%	144	–	–	–	–	82	–	–
2.80%	170	–	–	–	–	–	–	–
2.85%	301	–	–	–	–	–	–	–
2.90%	571	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	320	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$808,121	2,112,443	2,106,057	911,444	121,667	654,937	4,059,549	9,869,627

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	FidVIPConS2	FidVIPIGBdS	FidVIPIGBdS2	FidVIPGrOp	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
0.80%	$–	311	–	689	322	–	1,782	–
0.95%	–	–	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	9,140	–	4,112	–	–	7,061	–	329
1.15%	549,667	–	227,722	–	–	303,678	–	48,526
1.20%	5,272	–	1,498	–	–	2,495	–	–
1.25%	188,834	–	60,092	–	–	95,912	–	14,897
1.30%	7,117	143,640	885	253,708	29,897	4,825	139,876	199
1.35%	221,047	–	66,917	–	–	100,440	–	12,917
1.40%	74,198	81,655	34,080	176,852	14,083	44,724	59,944	3,647
1.45%	250,426	–	73,318	–	–	112,926	–	11,049
1.50%	164,913	–	45,358	–	–	131,234	–	15,908
1.55%	555,786	–	204,465	–	–	328,925	–	63,476
1.60%	58,336	–	22,012	–	–	41,112	–	6,274
1.65%	274,655	–	74,120	–	–	161,286	–	41,222
1.70%	87,138	–	14,771	–	–	55,685	–	5,570
1.75%	374,178	–	253,605	–	–	243,349	–	21,438
1.80%	337,053	–	82,829	–	–	225,977	–	21,149
1.85%	160,567	–	27,605	–	–	95,318	–	17,831
1.90%	54,042	–	9,822	–	–	41,573	–	6,005
1.95%	109,825	–	43,018	–	–	73,162	–	13,861
2.00%	149,010	–	146,264	–	–	102,698	–	8,858
2.05%	173,773	–	26,313	–	–	192,349	–	15,804
2.10%	159,730	–	41,347	–	–	113,692	–	7,945
2.15%	116,887	–	90,490	–	–	78,544	–	14,784
2.20%	95,670	–	27,810	–	–	64,811	–	3,071
2.25%	71,614	–	9,894	–	–	53,557	–	10,821
2.30%	62,306	–	13,549	–	–	33,356	–	872
2.35%	79,183	–	255,273	–	–	52,637	–	9,846
2.40%	26,405	–	20,942	–	–	19,324	–	1,266
2.45%	15,577	–	6,615	–	–	20,068	–	1,822
2.50%	21,407	–	5,336	–	–	13,123	–	1,769
2.55%	14,716	–	25,391	–	–	13,926	–	1,777
2.60%	5,756	–	15,974	–	–	2,043	–	4,838
2.65%	1,913	–	1,428	–	–	1,456	–	797
2.70%	14,092	–	6,426	–	–	4,201	–	117
2.75%	6,268	–	3,004	–	–	12,347	–	–
2.80%	2,538	–	1,198	–	–	1,570	–	451
2.85%	110	–	336	–	–	–	–	–
2.90%	866	–	2,173	–	–	214	–	–
2.95%	368	–	–	–	–	276	–	203
3.00%	484	–	–	–	–	85	–	53
3.05%	–	–	108	–	–	–	–	–
3.10%	53	–	425	–	–	61	–	61
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	50	–	–	–	–	–

Totals	$4,500,920	225,606	1,946,575	431,249	44,302	2,850,020	201,602	389,453

	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FICoreEq
0.80%	$88	–	–	–	–	47	–	–
0.95%	–	–	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	1,499	–	1	–	1	–	95	–
1.15%	62,052	–	5,861	–	12,240	–	14,487	–
1.20%	1	–	–	–	–	–	–	–
1.25%	10,495	–	143	–	4,339	–	16	–
1.30%	35,418	3,663	–	3,689	–	2,215	–	–
1.35%	19,753	–	1,711	–	6,120	–	3,300	–
1.40%	23,610	5,460	1,307	1,065	2,285	58	219	–
1.45%	24,345	–	5,884	–	8,800	–	1,739	–
1.50%	8,356	–	6,728	–	391	–	228	–
1.55%	96,805	–	17,148	–	33,212	–	9,670	36
1.60%	4,250	–	5,103	–	580	–	–	–
1.65%	23,057	–	3,309	–	8,958	–	2,566	–
1.70%	3,917	–	734	–	360	–	2,369	–
1.75%	31,183	–	50,561	–	177,989	–	47,609	–
1.80%	38,513	–	7,807	–	733	–	350	–
1.85%	10,721	–	1,791	–	5,842	–	597	93
1.90%	7,451	–	465	–	713	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FICoreEq
1.95%	20,829	–	9,586	–	42,580	–	4,135	–
2.00%	21,778	–	32,942	–	36,153	–	2,298	–
2.05%	6,229	–	682	–	5,195	–	2,716	465
2.10%	33,393	–	1,906	–	6,415	–	7,427	–
2.15%	8,800	–	109,151	–	85,267	–	29,421	775
2.20%	8,970	–	8,745	–	4,381	–	–	–
2.25%	374	–	5,515	–	647	–	11,965	45
2.30%	3,456	–	165	–	2,899	–	13,814	11
2.35%	1,358	–	130,254	–	56,697	–	20,595	363
2.40%	1,664	–	562	–	11,783	–	1,176	–
2.45%	5,938	–	9,184	–	147	–	5,217	–
2.50%	705	–	62	–	625	–	747	–
2.55%	2,442	–	4,960	–	5,842	–	6,809	–
2.60%	–	–	2,107	–	1,260	–	38	–
2.65%	2,925	–	–	–	359	–	–	–
2.70%	11,787	–	2,063	–	–	–	738	–
2.75%	5,070	–	–	–	–	–	–	–
2.80%	1,920	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	3,993	–	629	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$539,152	9,123	426,437	4,754	526,806	2,320	190,970	1,788

	FHCapAp	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
0.80%	$–	3	–	120	4	–	107	–
0.95%	–	–	3,199	4,014	–	352	2,556	–
1.05%	–	–	2,428	4,760	–	37	2,167	–
1.10%	–	693	7,288	2,282	456	519	5,155	435
1.15%	–	11,748	233,334	109,244	34,253	23,134	120,756	24,562
1.20%	–	137	4,841	952	131	645	1,460	–
1.25%	–	3,440	79,770	33,927	3,753	14,490	26,169	4,127
1.30%	–	20,968	5,439	23,060	5,401	207	6,374	8,353
1.35%	–	7,464	69,595	32,824	15,563	–	38,524	10,891
1.40%	–	28,872	25,881	34,094	5,443	4,971	24,386	11,209
1.45%	–	5,587	86,836	47,294	11,638	8,829	51,480	23,811
1.50%	–	5,499	106,955	40,780	11,230	8,371	57,438	4,342
1.55%	16	22,869	272,980	138,932	43,401	25,355	130,497	21,294
1.60%	–	3,937	31,342	18,423	2,810	13,649	23,244	909
1.65%	8	9,315	154,703	61,726	10,387	9,241	49,620	8,573
1.70%	–	599	36,452	21,777	3,297	7,393	18,049	1,165
1.75%	9	12,974	184,802	74,257	25,733	5,698	173,125	16,187
1.80%	–	44,845	138,122	64,338	20,935	15,870	63,985	8,725
1.85%	87	3,285	75,974	26,655	6,293	4,033	24,491	9,138
1.90%	–	141	29,637	8,116	1,311	4,826	8,272	290
1.95%	–	2,675	51,789	14,201	23,252	3,048	41,135	2,564
2.00%	–	8,995	81,424	29,098	10,026	1,926	79,275	7,958
2.05%	–	790	147,608	16,719	3,576	3,862	22,312	1,574
2.10%	–	13,063	67,259	11,802	16,552	3,001	29,082	11,456
2.15%	–	1,995	57,625	5,453	7,702	1,121	55,586	650
2.20%	–	13,176	50,964	17,462	6,238	217	17,834	7,533
2.25%	–	67	45,001	637	893	623	10,288	94
2.30%	16	3,072	31,532	5,772	3,835	–	15,174	2,279
2.35%	–	1,167	51,980	142	268	–	105,629	206
2.40%	–	195	9,611	464	332	–	11,334	–
2.45%	–	218	12,376	3,862	990	–	3,865	185
2.50%	–	–	17,728	51	1,349	–	977	–
2.55%	–	606	7,975	940	444	–	10,340	–
2.60%	–	133	12,561	–	–	–	6,098	–
2.65%	–	98	2,322	1,682	519	–	1,065	543
2.70%	–	61	3,993	2,629	2,384	–	3,196	–
2.75%	–	798	6,308	1,046	1,276	–	1,293	–
2.80%	–	7	1,298	1,275	808	–	161	–
2.85%	–	–	1,160	–	–	–	–	–
2.90%	–	–	182	–	–	–	1,302	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FHCapAp	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
2.95%	–	–	555	–	–	–	–	–
3.00%	–	–	143	–	–	–	–	–
3.05%	–	–	–	–	–	–	130	–
3.10%	–	–	–	–	–	–	514	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	17	–

Totals	$136	229,492	2,210,972	860,810	282,483	161,418	1,244,462	189,053

	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITEmMrkts
0.80%	$1	–	25	225	–	1,312	–	48
0.95%	13	–	143	55	1,354	–	7,247	–
1.05%	424	33	63	138	95	–	4,322	–
1.10%	7,404	165	18	616	–	–	3,300	–
1.15%	93,333	9,532	9,667	18,836	7,018	–	133,025	–
1.20%	–	–	19	87	–	–	670	–
1.25%	3,698	3,613	2,833	4,279	2,190	–	19,280	–
1.30%	13,219	7,249	11,151	18,521	–	232,173	1,043	10,284
1.35%	13,663	1,976	4,306	10,092	–	–	26,619	–
1.40%	22,771	9,586	7,868	15,790	787	129,693	24,225	5,231
1.45%	3,522	1,675	2,066	4,467	1,198	–	71,837	–
1.50%	21,383	1,457	2,006	5,112	1,797	–	39,858	–
1.55%	76,426	10,968	6,230	19,489	11,631	–	146,589	–
1.60%	5,037	912	2,738	1,698	411	–	11,719	–
1.65%	6,866	7,681	2,605	6,379	1,675	–	35,174	–
1.70%	1,395	195	3,698	1,832	1,143	–	14,107	–
1.75%	114,153	8,523	10,417	47,094	409	–	170,962	–
1.80%	10,318	3,183	3,692	6,573	4,402	–	52,136	–
1.85%	2,874	278	710	1,931	2,035	–	37,928	–
1.90%	875	–	156	507	1,754	–	11,107	–
1.95%	24,059	562	5,376	7,029	644	–	41,602	–
2.00%	47,313	2,728	3,090	15,558	–	–	83,380	–
2.05%	858	354	2,266	1,242	2,457	–	21,545	–
2.10%	11,554	431	1,350	5,275	1,004	–	23,502	–
2.15%	14,606	917	1,094	11,445	154	–	60,335	–
2.20%	4,401	–	–	2,520	59	–	14,160	–
2.25%	853	–	63	1,427	–	–	3,684	–
2.30%	2,008	–	2,918	1,968	68	–	9,329	–
2.35%	17,028	52	4,034	8,833	–	–	127,333	–
2.40%	12,858	240	–	2,270	–	–	11,720	–
2.45%	580	346	3,631	633	–	–	5,878	–
2.50%	758	–	468	98	–	–	998	–
2.55%	3,199	39	–	750	–	–	30,264	–
2.60%	778	–	–	442	–	–	7,495	–
2.65%	–	–	–	12	–	–	1,016	–
2.70%	403	35	–	324	–	–	3,683	–
2.75%	–	–	–	200	–	–	1,598	–
2.80%	–	–	–	218	–	–	227	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	179	–	–	1,469	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	30	–	–	130	–
3.10%	–	–	–	109	–	–	512	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	20	–

Totals	$538,631	72,730	94,701	224,283	42,285	363,178	1,261,028	15,563

	GVITEmMrkts2	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc	GVITFHiInc3	GVITIntIdx8	GVITGlFin2	GVITGlFin3
0.80%	$–	5,417	–	–	–	–	–	363
0.95%	–	–	–	4,121	5,497	–	332	–
1.05%	–	–	–	620	3,827	219	99	–
1.10%	237	–	810	548	144	–	–	–
1.15%	19,002	–	107,440	44,032	58,427	650	4,485	–
1.20%	46	–	231	1,476	1	–	776	–
1.25%	3,654	–	14,483	22,096	15,772	342	3,149	–
1.30%	–	554,493	–	35	3,002	1,227	–	37,433
1.35%	–	–	24,621	11,917	15,372	381	128	–
1.40%	3,042	195,285	13,092	4,594	9,423	259	377	21,816
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITEmMrkts2	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc	GVITFHiInc3	GVITIntIdx8	GVITGlFin2	GVITGlFin3
1.45%	3,112	–	32,098	12,973	22,002	179	998	–
1.50%	1,990	–	21,402	14,712	15,862	657	317	–
1.55%	18,336	–	122,584	65,008	50,409	553	3,643	–
1.60%	3,320	–	9,487	5,741	4,421	103	619	–
1.65%	4,056	–	33,640	31,762	27,917	51	1,313	–
1.70%	1,750	–	5,383	9,835	4,160	153	773	–
1.75%	1,821	–	44,267	16,375	18,257	450	360	–
1.80%	9,086	–	72,709	28,567	19,377	479	7,676	–
1.85%	3,883	–	19,876	15,281	12,286	226	157	–
1.90%	2,699	–	6,218	4,670	4,540	–	–	–
1.95%	1,356	–	32,053	3,303	8,735	4,801	151	–
2.00%	967	–	23,168	3,743	11,825	7	37	–
2.05%	1,884	–	11,210	2,793	9,711	384	–	–
2.10%	1,717	–	10,818	4,922	5,508	1,859	137	–
2.15%	1,728	–	10,418	2,589	3,603	1,319	12	–
2.20%	171	–	6,277	1,590	1,721	74	–	–
2.25%	2,137	–	5,953	154	3,761	346	–	–
2.30%	–	–	3,297	80	2,047	257	496	–
2.35%	–	–	604	1,320	695	–	–	–
2.40%	–	–	863	–	–	–	–	–
2.45%	771	–	4,825	–	75	19	–	–
2.50%	–	–	1,382	–	–	469	–	–
2.55%	–	–	5,291	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	1,329	–	–	–	–	–
2.70%	–	–	9,051	–	–	–	–	–
2.75%	–	–	2,577	–	–	–	–	–
2.80%	–	–	1,078	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$86,765	755,195	658,535	314,857	338,377	15,464	26,035	59,612

	GVITGlHlth2	GVITGlHlth3	GVITGlHlth6	GVITGlTech	GVITGlTech2	GVITGlTech3	GVITGlTech6	GVITGlUtl2
0.80%	$–	346	–	16	–	188	–	–
0.95%	341	–	1,181	–	73	–	182	57
1.05%	–	–	1,784	–	–	–	315	–
1.10%	72	–	492	–	–	–	226	–
1.15%	4,085	–	26,132	–	3,849	–	12,278	2,166
1.20%	–	–	–	–	–	–	–	–
1.25%	7,434	–	8,256	–	3,908	–	2,612	2,355
1.30%	–	73,401	78	5,586	–	44,529	–	–
1.35%	–	–	8,987	–	–	–	1,498	–
1.40%	263	33,948	1,697	656	356	15,273	758	235
1.45%	1,136	–	13,693	–	823	–	3,752	245
1.50%	1,612	–	6,944	–	979	–	900	62
1.55%	5,478	–	29,063	–	2,083	–	13,605	2,967
1.60%	244	–	3,112	–	645	–	256	–
1.65%	2,409	–	9,009	–	1,390	–	2,497	279
1.70%	2,457	–	1,827	–	792	–	1,292	857
1.75%	798	–	12,195	–	546	–	3,589	92
1.80%	5,435	–	12,712	–	1,162	–	5,622	1,552
1.85%	2,194	–	4,160	–	1,108	–	1,129	1,365
1.90%	485	–	1,650	–	1,371	–	788	1,600
1.95%	320	–	6,252	–	1,049	–	4,781	42
2.00%	–	–	8,438	–	99	–	2,033	–
2.05%	522	–	1,576	–	75	–	1,002	–
2.10%	255	–	6,135	–	165	–	2,677	618
2.15%	8	–	791	–	623	–	1,764	–
2.20%	191	–	2,030	–	–	–	1,416	–
2.25%	–	–	177	–	–	–	–	–
2.30%	–	–	1,090	–	–	–	–	–
2.35%	–	–	141	–	–	–	319	–
2.40%	49	–	480	–	–	–	281	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITGlHlth2	GVITGlHlth3	GVITGlHlth6	GVITGlTech	GVITGlTech2	GVITGlTech3	GVITGlTech6	GVITGlUtl2
2.45%	–	–	153	–	439	–	67	–
2.50%	–	–	42	–	–	–	662	–
2.55%	–	–	50	–	–	–	5,096	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	64	–	–	–	13	–
2.70%	–	–	452	–	–	–	90	–
2.75%	–	–	102	–	–	–	34	–
2.80%	–	–	3	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$35,788	107,695	170,948	6,258	21,535	59,990	71,534	14,492

	GVITGlUtl3	GVITGvtBd	GVITGrowth	GVITIntGro	GVITIntGro3	GVITIDAgg2	GVITIDCon2	GVITIDMod2
0.80%	$155	4,159	8,868	132	2,194	4,114	217	5,499
0.95%	–	8,947	–	–	–	329	40	6,560
1.05%	–	5,367	–	–	–	390	75	9,821
1.10%	–	3,409	–	–	–	2,358	376	26,369
1.15%	–	252,374	–	–	–	205,596	188,985	1,404,705
1.20%	–	1,487	–	–	–	3,431	3,372	18,723
1.25%	–	56,018	–	–	–	60,268	42,894	363,819
1.30%	66,848	1,577,605	604,246	–	200,397	162,336	88,057	530,813
1.35%	–	56,436	–	–	–	63,577	33,582	357,152
1.40%	41,715	914,991	249,348	1,513	97,461	112,292	126,990	630,794
1.45%	–	107,024	–	–	–	52,265	94,487	338,771
1.50%	–	58,182	–	–	–	79,884	35,759	324,049
1.55%	–	213,004	–	–	–	185,594	263,682	1,327,167
1.60%	–	12,390	–	–	–	39,731	17,185	154,107
1.65%	–	75,229	–	–	–	818,081	181,235	1,815,963
1.70%	–	20,973	–	–	–	66,167	18,646	233,596
1.75%	–	234,580	–	–	–	990,735	154,528	2,784,590
1.80%	–	79,497	–	–	–	101,764	170,873	657,692
1.85%	–	33,077	–	–	–	236,547	44,089	434,684
1.90%	–	17,232	–	–	–	417,838	62,678	411,916
1.95%	–	45,237	–	–	–	421,934	33,727	673,922
2.00%	–	148,728	–	–	–	678,082	126,808	2,410,365
2.05%	–	33,187	–	–	–	568,862	55,192	752,034
2.10%	–	33,701	–	–	–	271,215	32,436	332,504
2.15%	–	86,635	–	–	–	464,741	40,934	1,143,249
2.20%	–	31,347	–	–	–	127,305	35,796	514,703
2.25%	–	7,387	–	–	–	1,315,667	30,410	781,904
2.30%	–	7,798	–	–	–	282,945	20,212	178,548
2.35%	–	255,016	–	–	–	1,147,945	83,168	3,410,219
2.40%	–	23,571	–	–	–	52,914	3,677	179,198
2.45%	–	6,031	–	–	–	351,371	21,181	203,538
2.50%	–	1,813	–	–	–	53,374	8,163	180,056
2.55%	–	25,825	–	–	–	285,051	8,186	507,521
2.60%	–	16,196	–	–	–	201,104	5,125	193,211
2.65%	–	1,529	–	–	–	68,151	5,084	29,984
2.70%	–	7,027	–	–	–	112,679	3,748	145,325
2.75%	–	3,102	–	–	–	9,162	–	20,021
2.80%	–	850	–	–	–	56,248	–	12,509
2.85%	–	–	–	–	–	4,916	–	10,899
2.90%	–	2,129	–	–	–	31,507	3,825	39,580
2.95%	–	51	–	–	–	10,052	–	6,993
3.00%	–	–	–	–	–	21,000	–	1,974
3.05%	–	102	–	–	–	4,224	–	2,743
3.10%	–	393	–	–	–	9,855	–	13,291
3.15%	–	–	–	–	–	7,110	–	2,791
3.25%	–	51	–	–	–	–	–	10,440

Totals	$108,718	4,469,687	862,462	1,645	300,052	10,160,711	2,045,422	23,594,312

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVITIDModAg2	GVITIDModCon2	GVITJPBal	GVITMdCpGr	GVITMdCpGr2	GVITMidCap	GVITMyMkt	GVITNWFund
0.80%	$5,367	1,414	41	405	–	4,362	14,469	38,345
0.95%	4,327	715	–	–	3,619	2,620	–	–
1.05%	17,503	1,675	–	–	2,020	375	–	–
1.10%	18,549	1,125	–	–	2,215	1,047	4,020	–
1.15%	1,012,144	525,543	–	–	104,771	117,570	319,189	–
1.20%	37,875	2,107	–	–	965	1,870	24	–
1.25%	250,340	140,493	–	–	18,018	46,065	71,124	–
1.30%	412,616	148,522	27,575	150,280	180	810,685	2,517,667	3,035,876
1.35%	311,857	114,877	–	–	25,190	28,059	68,092	–
1.40%	394,965	201,208	13,228	73,495	14,588	378,850	1,599,890	1,433,229
1.45%	181,325	184,105	–	–	26,727	49,104	176,293	–
1.50%	203,261	125,581	–	–	22,077	21,887	52,736	–
1.55%	879,429	479,816	–	–	95,975	117,611	396,466	–
1.60%	83,333	44,451	–	–	6,097	14,705	32,776	–
1.65%	1,740,830	320,797	–	–	38,344	66,757	110,455	–
1.70%	161,584	45,007	–	–	8,924	16,448	20,474	–
1.75%	3,359,675	523,580	–	–	185,738	39,669	255,793	–
1.80%	447,596	393,005	–	–	29,582	61,632	312,333	–
1.85%	480,965	168,057	–	–	19,933	21,313	71,750	–
1.90%	480,421	133,219	–	–	7,776	4,937	14,143	–
1.95%	906,840	118,843	–	–	39,326	21,401	45,315	–
2.00%	939,455	265,201	–	–	89,864	23,517	141,730	–
2.05%	815,532	135,897	–	–	20,707	46,462	58,101	–
2.10%	550,044	94,981	–	–	22,932	8,899	69,738	–
2.15%	1,269,665	158,039	–	–	84,757	11,358	63,503	–
2.20%	312,062	62,929	–	–	17,278	8,676	51,708	–
2.25%	1,018,173	112,450	–	–	17,118	6,891	15,912	–
2.30%	321,495	29,647	–	–	7,381	6,023	25,958	–
2.35%	1,453,471	183,280	–	–	160,451	6,696	127,389	–
2.40%	184,841	30,461	–	–	17,417	3,666	23,746	–
2.45%	217,744	6,461	–	–	8,946	2,907	13,447	–
2.50%	153,727	17,609	–	–	5,123	690	2,507	–
2.55%	288,456	63,421	–	–	16,172	3,319	34,034	–
2.60%	129,397	16,065	–	–	10,270	6	7,487	–
2.65%	55,606	–	–	–	791	219	2,490	–
2.70%	105,003	53,318	–	–	4,421	3,960	14,704	–
2.75%	25,209	1,919	–	–	2,032	86	5,717	–
2.80%	46,976	6,654	–	–	326	412	3,667	–
2.85%	3,912	277	–	–	–	–	450	–
2.90%	45,860	4,774	–	–	1,705	704	1,017	–
2.95%	5,393	239	–	–	–	271	–	–
3.00%	33,337	1,169	–	–	–	77	–	–
3.05%	12,329	–	–	–	139	–	13	–
3.10%	13,106	–	–	–	563	–	63	–
3.15%	1,809	–	–	–	–	–	–	–
3.25%	1,204	–	–	–	27	–	13	–

Totals	$19,394,608	4,918,931	40,844	224,180	1,140,485	1,961,806	6,746,403	4,507,450

	GVITNWFund2	GVITNWLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp	GVITSmComp2
0.80%	$–	430	354	–	6,999	–	16,774	–
0.95%	–	–	–	–	–	1,778	–	6,361
1.05%	–	–	–	–	–	481	–	2,736
1.10%	2,810	–	–	1,007	–	587	–	2,283
1.15%	131,216	–	–	42,720	–	91,114	–	163,661
1.20%	487	–	–	–	–	272	–	1,030
1.25%	16,351	–	–	9,551	–	41,726	–	63,193
1.30%	230	49,118	127,520	–	1,015,966	–	1,673,197	2,566
1.35%	24,895	–	–	6,271	–	23,632	–	55,804
1.40%	19,410	14,457	54,066	3,802	472,195	6,914	998,902	14,981
1.45%	22,885	–	–	13,953	–	41,277	–	72,645
1.50%	33,089	–	–	5,619	–	14,375	–	43,711
1.55%	110,735	–	–	32,947	–	100,092	–	156,119
1.60%	11,092	–	–	1,663	–	9,273	–	12,678
1.65%	40,333	–	–	13,697	–	26,795	–	52,115
1.70%	10,988	–	–	8,079	–	8,365	–	30,845
1.75%	271,247	–	–	18,500	–	38,957	–	101,837
1.80%	33,051	–	–	13,475	–	35,690	–	90,227
1.85%	20,849	–	–	4,786	–	15,328	–	32,145
1.90%	9,896	–	–	4,234	–	9,493	–	20,198
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITNWFund2	GVITNWLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp	GVITSmComp2
1.95%	51,658	–	–	14,955	–	16,941	–	20,737
2.00%	134,179	–	–	4,042	–	14,405	–	59,660
2.05%	16,562	–	–	7,375	–	11,565	–	20,008
2.10%	29,794	–	–	2,594	–	7,372	–	49,652
2.15%	122,531	–	–	2,945	–	5,134	–	29,267
2.20%	24,613	–	–	1,677	–	1,004	–	31,749
2.25%	9,005	–	–	2,572	–	5,108	–	1,405
2.30%	7,768	–	–	1,026	–	4,631	–	13,172
2.35%	299,401	–	–	553	–	429	–	57,413
2.40%	25,490	–	–	–	–	134	–	4,844
2.45%	8,800	–	–	22	–	4,928	–	3,154
2.50%	2,085	–	–	337	–	12	–	404
2.55%	30,285	–	–	–	–	36	–	6,571
2.60%	17,885	–	–	–	–	–	–	3,340
2.65%	1,171	–	–	–	–	21	–	924
2.70%	8,323	–	–	–	–	12	–	1,530
2.75%	3,179	–	–	–	–	–	–	565
2.80%	535	–	–	–	–	–	–	105
2.85%	–	–	–	–	–	–	–	–
2.90%	3,182	–	–	–	–	–	–	598
2.95%	255	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	244	–	–	–	–	–	–	42
3.10%	967	–	–	–	–	–	–	168
3.15%	–	–	–	–	–	–	–	–
3.25%	57	–	–	–	–	–	–	11

Totals	$1,557,533	64,005	181,940	218,402	1,495,160	537,881	2,688,873	1,230,454

	GVITUSGro2	GVITUSGro3	GVITVKVal2	GVITMltSec	GVITWLead3	JanBal	JanForty	JanGlTechS2
0.80%	$–	311	287	635	103	–	1,280	388
0.95%	–	–	889	5,805	–	8,213	7,257	–
1.05%	–	–	340	4,470	–	4,984	7,078	–
1.10%	213	–	4,329	664	–	95	9	–
1.15%	36,436	–	141,997	70,610	–	23,350	15,098	–
1.20%	–	–	486	–	–	375	153	–
1.25%	9,925	–	30,309	26,645	–	9,895	10,505	–
1.30%	–	66,285	80,693	181,832	34,398	–	246,828	56,782
1.35%	12,401	–	30,933	24,142	–	16	177	–
1.40%	2,233	49,270	53,816	127,792	21,434	2,647	105,047	9,124
1.45%	14,873	–	34,616	56,170	–	8,441	12,102	–
1.50%	15,582	–	106,777	16,261	–	9,244	2,261	–
1.55%	62,969	–	143,799	72,465	–	44,842	25,100	–
1.60%	4,319	–	18,939	8,113	–	3,217	3,294	–
1.65%	18,830	–	63,301	38,159	–	15,306	7,953	–
1.70%	4,732	–	51,211	15,186	–	4,782	10,525	–
1.75%	38,134	–	305,949	51,958	–	19,009	4,568	–
1.80%	26,453	–	65,090	32,515	–	12,385	5,953	–
1.85%	10,700	–	37,135	15,254	–	1,343	1,937	–
1.90%	6,976	–	23,582	5,699	–	336	477	–
1.95%	5,956	–	74,447	7,736	–	4,162	1,663	–
2.00%	5,810	–	145,034	15,668	–	3,067	1,843	–
2.05%	10,627	–	32,584	8,092	–	8,407	5,282	–
2.10%	9,595	–	46,894	7,319	–	600	265	–
2.15%	7,973	–	120,054	4,321	–	1,638	617	–
2.20%	7,953	–	40,028	1,174	–	51	1,840	–
2.25%	4,125	–	18,090	7,986	–	1,424	88	–
2.30%	1,447	–	20,806	97	–	1,261	1,806	–
2.35%	3,914	–	275,112	534	–	489	20	–
2.40%	2,051	–	25,476	–	–	–	55	–
2.45%	6,000	–	12,609	–	–	3,136	219	–
2.50%	6,529	–	6,970	–	–	19	118	–
2.55%	3,985	–	30,725	–	–	187	67	–
2.60%	108	–	15,653	–	–	–	155	–
2.65%	–	–	3,471	–	–	–	–	–
2.70%	145	–	7,280	82	–	–	–	–
2.75%	103	–	8,960	–	–	–	–	–
2.80%	243	–	1,891	–	–	–	154	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	3,850	–	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITUSGro2	GVITUSGro3	GVITVKVal2	GVITMltSec	GVITWLead3	JanBal	JanForty	JanGlTechS2
2.95%	256	–	248	–	–	–	–	–
3.00%	–	–	406	–	–	–	–	–
3.05%	–	–	216	–	–	–	–	–
3.10%	–	–	865	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	47	–	–	–	–	–

Totals	$341,596	115,866	2,086,194	807,384	55,935	192,921	481,794	66,294

	JanGlTech	JanRMgCore	JanIntGroS2	JanIntGro	JPMSTMidCap	MFSInvGrStS	MFSValS	MTBLgCapGr2
0.80%	$60	–	2,405	589	845	–	18	–
0.95%	–	5,761	23,063	841	–	588	–	–
1.05%	–	3,457	11,865	349	–	–	–	–
1.10%	–	–	1,860	70	–	1,369	8,529	–
1.15%	–	3,289	45,761	9,124	–	34,408	52,865	3,109
1.20%	–	–	43	–	–	1,393	499	–
1.25%	–	2,045	12,059	4,536	–	15,147	21,708	3,418
1.30%	35,954	–	348,816	99,977	73,878	848	15,847	–
1.35%	–	552	7,788	–	–	4,849	13,636	79
1.40%	23,553	438	119,773	53,477	231,647	3,987	30,813	122
1.45%	–	798	15,999	1,076	–	9,319	30,559	612
1.50%	–	9,531	6,562	1,935	–	42,619	33,903	1,092
1.55%	–	8,060	57,727	8,157	–	50,552	73,874	2
1.60%	–	1,197	3,328	5,493	–	9,204	8,002	2,128
1.65%	–	2,859	12,370	1,477	–	25,096	29,573	1,185
1.70%	–	1,411	7,165	3,623	–	10,870	8,907	589
1.75%	–	2,711	45,878	1,406	–	31,622	61,651	195
1.80%	–	15,709	16,766	5,903	–	31,067	46,234	–
1.85%	–	4,044	6,186	2,358	–	21,789	26,478	–
1.90%	–	83	5,839	–	–	5,701	8,643	777
1.95%	–	374	9,172	979	–	8,344	14,151	119
2.00%	–	383	22,228	843	–	17,494	22,998	–
2.05%	–	635	18,555	1,908	–	23,072	28,393	–
2.10%	–	423	7,997	792	–	12,861	17,824	–
2.15%	–	2,041	19,018	271	–	7,815	15,550	–
2.20%	–	749	5,444	–	–	4,635	9,757	–
2.25%	–	1,367	1,216	–	–	7,014	8,181	–
2.30%	–	217	1,447	–	–	5,779	6,172	–
2.35%	–	163	42,905	–	–	3,864	16,066	241
2.40%	–	249	3,569	–	–	1,576	4,295	–
2.45%	–	–	2,781	290	–	2,210	2,681	–
2.50%	–	22	254	–	–	1,175	1,603	–
2.55%	–	–	12,358	–	–	456	3,231	–
2.60%	–	–	2,639	–	–	174	4,402	–
2.65%	–	–	210	–	–	153	118	–
2.70%	–	–	1,058	–	–	252	3,562	–
2.75%	–	–	441	–	–	164	194	–
2.80%	–	–	68	–	–	52	623	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	397	–	–	–	–	–
2.95%	–	–	–	–	–	197	106	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	31	–	–	–	–	–
3.10%	–	–	110	–	–	–	–	–
3.15%	–	–	–	–	–	174	196	–
3.25%	–	–	12	–	–	–	–	–

Totals	$59,567	68,568	903,163	205,474	306,370	397,889	631,842	13,668

	MTBLgCapV2	MTBAggGr2	MTBConGr2	MTBModGr2	NBAMTFasc	NBAMTGro	NBAMTGuard	NBAMTInt
0.80%	$–	–	–	–	1	3,237	768	16
0.95%	–	–	–	–	692	–	–	–
1.05%	–	–	–	–	47	–	–	–
1.10%	–	–	–	–	1,012	–	–	3,346
1.15%	2,242	80	564	19,110	8,868	–	–	83,405
1.20%	–	–	–	–	56	–	–	308
1.25%	4,618	–	81	24,952	3,783	–	–	7,944
1.30%	–	–	–	–	1,015	1,591,156	156,550	4,912
1.35%	774	2,390	221	5,510	4,150	–	–	17,010
1.40%	98	–	–	2,019	1,379	373,099	94,892	21,100
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	MTBLgCapV2	MTBAggGr2	MTBConGr2	MTBModGr2	NBAMTFasc	NBAMTGro	NBAMTGuard	NBAMTInt
1.45%	611	–	–	129	4,383	–	–	18,341
1.50%	618	–	–	1,199	3,338	–	–	18,708
1.55%	2	–	–	3,445	15,146	–	–	78,926
1.60%	2,343	–	–	19,889	2,205	–	–	7,037
1.65%	843	–	–	5,562	8,061	–	–	20,084
1.70%	1,486	–	–	11,303	1,503	–	–	7,903
1.75%	2,277	787	132	12,797	9,603	–	–	224,770
1.80%	–	–	–	–	3,453	–	–	18,449
1.85%	172	75	–	822	2,243	–	–	13,766
1.90%	140	–	–	783	2,374	–	–	3,773
1.95%	266	–	–	5,509	3,603	–	–	53,160
2.00%	–	–	–	229	4,504	–	–	97,590
2.05%	–	–	–	–	4,978	–	–	13,377
2.10%	–	–	–	–	1,717	–	–	27,765
2.15%	–	–	–	–	1,333	–	–	101,538
2.20%	95	–	–	674	1,780	–	–	17,516
2.25%	–	–	–	–	–	–	–	6,596
2.30%	–	–	–	–	402	–	–	6,458
2.35%	262	–	–	271	–	–	–	197,303
2.40%	–	–	–	–	455	–	–	19,727
2.45%	–	–	–	–	–	–	–	6,785
2.50%	–	–	–	–	186	–	–	1,924
2.55%	–	–	–	–	–	–	–	19,531
2.60%	–	–	–	371	–	–	–	11,631
2.65%	–	–	–	–	–	–	–	721
2.70%	–	–	–	–	–	–	–	5,927
2.75%	–	–	–	–	–	–	–	2,555
2.80%	–	–	–	–	–	–	–	302
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	2,406
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	237
3.10%	–	–	–	–	–	–	–	941
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	34

Totals	$16,847	3,332	998	114,574	92,270	1,967,492	252,210	1,143,822

	NBAMTLMat	NBAMTMCGrS	NBAMTPart	NBAMTRegS	NBAMSocRes	OppGlSec3	OppGlSec4	OppBal
0.80%	$251	–	5,837	1	176	2,238	–	2,637
0.95%	10,554	990	–	–	8,490	–	10,363	–
1.05%	5,131	1,423	–	–	4,285	–	9,146	–
1.10%	5,539	164	–	3,292	8,317	–	3,313	–
1.15%	141,985	21,262	–	15,165	145,555	–	221,912	–
1.20%	1,626	38	–	–	367	–	1,201	–
1.25%	28,547	10,660	–	2,806	15,077	–	62,790	–
1.30%	540,826	161	1,653,634	2,443	46,657	1,110,417	2,104	1,189,431
1.35%	21,527	–	–	8,404	34,914	–	92,864	–
1.40%	362,226	2,146	1,197,261	3,158	35,810	350,450	20,800	729,649
1.45%	92,818	7,455	–	7,731	38,142	–	97,092	–
1.50%	43,592	3,341	–	2,496	39,143	–	41,540	–
1.55%	142,060	20,498	–	19,852	122,944	–	170,325	–
1.60%	11,447	2,942	–	2,036	10,099	–	15,673	–
1.65%	60,959	11,325	–	6,055	58,970	–	84,169	–
1.70%	22,833	5,944	–	1,478	12,814	–	18,467	–
1.75%	192,138	4,797	–	17,801	355,886	–	101,405	–
1.80%	59,534	12,081	–	8,153	37,386	–	82,061	–
1.85%	43,843	5,726	–	2,459	20,661	–	38,184	–
1.90%	14,257	2,430	–	1,137	7,128	–	9,304	–
1.95%	28,346	3,224	–	9,252	61,770	–	26,208	–
2.00%	114,805	1,451	–	4,468	160,194	–	39,274	–
2.05%	17,845	7,686	–	2,053	27,457	–	13,824	–
2.10%	25,751	915	–	1,476	39,417	–	27,822	–
2.15%	57,777	1,429	–	8,911	144,350	–	11,565	–
2.20%	19,424	2,534	–	626	38,073	–	18,806	–
2.25%	13,634	854	–	579	10,962	–	2,053	–
2.30%	5,156	1,030	–	237	13,442	–	4,924	–
2.35%	196,065	74	–	1,671	343,668	–	2,240	–
2.40%	14,905	116	–	914	37,483	–	1,917	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NBAMTLMat	NBAMTMCGrS	NBAMTPart	NBAMTRegS	NBAMSocRes	OppGlSec3	OppGlSec4	OppBal
2.45%	3,897	173	–	1,513	10,116	–	73	–
2.50%	1,069	212	–	27	5,464	–	1,311	–
2.55%	20,438	–	–	836	34,146	–	–	–
2.60%	12,580	–	–	3	20,899	–	–	–
2.65%	1,551	–	–	299	1,668	–	–	–
2.70%	4,621	–	–	–	9,662	–	21	–
2.75%	2,381	–	–	–	3,730	–	–	–
2.80%	330	63	–	–	808	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	1,288	–	–	–	3,593	–	–	–
2.95%	–	–	–	–	57	–	–	–
3.00%	–	–	–	–	60	–	–	–
3.05%	45	–	–	–	283	–	–	–
3.10%	160	–	–	–	1,116	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	57	–	–	–	64	–	–	–

Totals	$2,343,818	133,144	2,856,732	137,332	1,971,303	1,463,105	1,232,751	1,921,717

	OppCapAp	OppCapApS	OppBdFd	OppGlSec	OppGlSecS	OppHighInc	OppHighIncS	OppMSt
0.80%	$3,932	–	1,295	2,874	–	–	–	597
0.95%	–	1,519	–	–	371	–	3,810	–
1.05%	–	1,201	–	–	240	–	2,696	–
1.10%	–	2,325	–	–	558	–	659	–
1.15%	–	136,013	–	–	50,564	–	69,397	–
1.20%	–	1,865	–	–	1,208	–	1,147	–
1.25%	–	62,874	–	–	50,886	–	29,841	–
1.30%	997,935	1,162	950,163	2,459,134	3,123	3,377	–	265,399
1.35%	–	33,231	–	–	–	–	22,153	–
1.40%	453,305	12,043	711,447	1,564,970	10,585	614	21,843	109,780
1.45%	–	61,414	–	–	21,064	–	95,979	–
1.50%	–	33,944	–	–	11,628	–	13,529	–
1.55%	–	147,927	–	–	52,500	–	108,505	–
1.60%	–	13,017	–	–	3,573	–	6,709	–
1.65%	–	74,831	–	–	24,987	–	31,813	–
1.70%	–	17,819	–	–	6,741	–	10,204	–
1.75%	–	72,536	–	–	13,307	–	39,053	–
1.80%	–	65,669	–	–	31,837	–	65,213	–
1.85%	–	31,336	–	–	10,826	–	14,693	–
1.90%	–	13,622	–	–	6,177	–	6,898	–
1.95%	–	26,436	–	–	2,144	–	3,295	–
2.00%	–	29,064	–	–	1,753	–	23,781	–
2.05%	–	47,769	–	–	5,823	–	11,645	–
2.10%	–	12,645	–	–	6,344	–	12,222	–
2.15%	–	21,224	–	–	1,764	–	2,314	–
2.20%	–	12,962	–	–	–	–	11,524	–
2.25%	–	16,678	–	–	165	–	1,748	–
2.30%	–	4,943	–	–	283	–	511	–
2.35%	–	16,670	–	–	–	–	779	–
2.40%	–	2,976	–	–	–	–	215	–
2.45%	–	3,836	–	–	–	–	592	–
2.50%	–	3,913	–	–	–	–	–	–
2.55%	–	1,166	–	–	–	–	422	–
2.60%	–	2,167	–	–	–	–	–	–
2.65%	–	103	–	–	–	–	373	–
2.70%	–	184	–	–	–	–	1,791	–
2.75%	–	43	–	–	–	–	1,079	–
2.80%	–	4	–	–	–	–	505	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	249	–	–	–	–	–	–
2.95%	–	45	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,455,172	987,425	1,662,905	4,026,978	318,451	3,991	616,938	375,776

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	OppMStS	OppMStSCap	OppMStSCapS	OppMidCap	PioSmCapV2	PioSmCapV	PVTGroInc	PVTIntEq
0.80%	$–	8	–	1,210	–	–	–	–
0.95%	2,001	–	1,017	–	2,967	4,321	713	–
1.05%	670	–	1,003	–	2,439	3,690	265	–
1.10%	4,836	–	2,482	–	–	–	592	–
1.15%	183,151	–	77,166	–	–	–	17,893	2,793
1.20%	1,701	–	202	–	–	–	–	–
1.25%	43,875	–	19,169	–	–	–	5,073	1,535
1.30%	703	6,229	90	227,058	–	–	–	–
1.35%	46,189	–	25,549	–	–	–	2,417	–
1.40%	30,990	2,267	7,947	77,480	–	9	436	1,373
1.45%	53,964	–	27,840	–	–	–	4,118	1,509
1.50%	61,492	–	24,655	–	–	–	4,209	2,366
1.55%	201,859	–	93,594	–	–	–	24,219	5,593
1.60%	20,233	–	8,529	–	–	–	1,864	116
1.65%	87,267	–	25,939	–	–	–	19,834	2,057
1.70%	36,598	–	10,075	–	–	–	2,052	1,510
1.75%	333,036	–	87,576	–	–	–	9,068	1,018
1.80%	91,376	–	53,513	–	–	–	9,256	2,319
1.85%	34,641	–	12,160	–	–	–	2,934	651
1.90%	16,013	–	4,152	–	–	–	1,198	125
1.95%	66,254	–	22,516	–	–	–	1,745	–
2.00%	165,138	–	39,535	–	–	–	6,225	183
2.05%	40,231	–	7,373	–	–	–	5,746	670
2.10%	44,803	–	19,464	–	–	–	4,629	93
2.15%	153,184	–	32,207	–	–	–	5,605	–
2.20%	33,383	–	7,318	–	–	–	616	–
2.25%	19,833	–	3,116	–	–	–	4,188	–
2.30%	13,687	–	4,243	–	–	–	613	–
2.35%	314,654	–	68,307	–	–	–	1,210	–
2.40%	29,682	–	6,355	–	–	–	646	440
2.45%	11,472	–	2,454	–	–	–	341	–
2.50%	5,144	–	835	–	–	–	725	–
2.55%	32,271	–	6,987	–	–	–	2	–
2.60%	20,116	–	3,895	–	–	–	486	–
2.65%	1,812	–	567	–	–	–	–	32
2.70%	11,293	–	1,953	–	–	–	9	–
2.75%	5,366	–	736	–	–	–	47	–
2.80%	1,109	–	250	–	–	–	120	–
2.85%	1,173	–	–	–	–	–	–	–
2.90%	3,277	–	796	–	–	–	–	–
2.95%	56	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	260	–	63	–	–	–	–	–
3.10%	1,023	–	252	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	60	–	11	–	–	–	–	–

Totals	$2,225,876	8,504	711,891	305,748	5,406	8,020	139,094	24,383

	PVTVoyII	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldBdR1	VEWrldBd	VEWrldEMktR1	VEWrldEMkt
0.80%	$–	49	337	–	49	71	1,304	1,455
0.95%	40	–	–	–	–	–	–	–
1.05%	380	–	–	–	–	–	–	–
1.10%	4	483	621	170	–	–	–	–
1.15%	4,903	26,643	48,230	11,798	–	–	–	–
1.20%	–	–	–	1	–	–	–	–
1.25%	3,943	2,414	6,170	976	–	–	–	–
1.30%	–	4,726	14,529	1,558	62,353	220,364	199,347	349,298
1.35%	380	6,469	30,576	3,633	–	–	–	–
1.40%	74	8,942	14,956	2,203	42,966	104,055	63,724	187,208
1.45%	1,383	8,243	37,555	4,597	–	–	–	–
1.50%	2,317	12,146	11,032	2,006	–	–	–	–
1.55%	7,123	40,357	61,733	11,618	–	–	–	–
1.60%	281	1,861	7,073	1,088	–	–	–	–
1.65%	5,159	4,934	20,760	8,895	–	–	–	–
1.70%	705	1,891	6,160	980	–	–	–	–
1.75%	1,705	19,948	56,742	19,829	–	–	–	–
1.80%	1,714	9,787	25,171	4,370	–	–	–	–
1.85%	1,458	6,414	16,544	338	–	–	–	–
1.90%	499	978	880	294	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	PVTVoyII	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldBdR1	VEWrldBd	VEWrldEMktR1	VEWrldEMkt
1.95%	334	2,535	16,005	1,395	–	–	–	–
2.00%	1,967	17,728	12,628	5,558	–	–	–	–
2.05%	3,880	2,673	3,041	684	–	–	–	–
2.10%	261	7,630	9,233	3,814	–	–	–	–
2.15%	751	11,293	15,004	5,278	–	–	–	–
2.20%	751	5,827	11,604	2,016	–	–	–	–
2.25%	1,521	1,513	2,165	–	–	–	–	–
2.30%	906	1,772	5,477	147	–	–	–	–
2.35%	892	5,230	16,103	1,986	–	–	–	–
2.40%	964	1,488	1,154	987	–	–	–	–
2.45%	325	1,171	1,188	58	–	–	–	–
2.50%	570	80	465	46	–	–	–	–
2.55%	51	179	294	282	–	–	–	–
2.60%	459	107	22	–	–	–	–	–
2.65%	6	170	94	42	–	–	–	–
2.70%	227	1,059	831	163	–	–	–	–
2.75%	42	–	–	–	–	–	–	–
2.80%	127	12	141	7	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	69	–	–	–	–	–	–
2.95%	–	–	48	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$46,102	216,821	454,566	96,817	105,368	324,490	264,375	537,961

	VEWrldHAsR1	VEWrldHAs	VKCorPlus	VKCorPlus2	VKEmMkt	VKEmMkt2	VKUSRealEst	VKUSRealEst2
0.80%	$1,162	2,950	1	–	236	–	9,046	–
0.95%	–	–	–	1,443	–	–	–	6,912
1.05%	–	–	–	1,096	–	–	–	3,517
1.10%	–	–	–	2,278	–	316	–	4,356
1.15%	–	–	–	69,602	–	5,527	–	237,490
1.20%	–	–	–	748	–	–	–	640
1.25%	–	–	–	13,383	–	4,477	–	56,902
1.30%	328,167	477,854	3,636	570	94,793	–	1,684,876	1,000
1.35%	–	–	–	19,662	–	–	–	66,610
1.40%	138,740	191,554	1,579	14,153	45,547	256	946,844	23,429
1.45%	–	–	–	28,479	–	3,362	–	75,151
1.50%	–	–	–	39,207	–	4,601	–	49,358
1.55%	–	–	–	64,757	–	5,944	–	296,335
1.60%	–	–	–	6,469	–	588	–	19,215
1.65%	–	–	–	31,776	–	903	–	84,711
1.70%	–	–	–	16,402	–	917	–	21,573
1.75%	–	–	–	170,564	–	697	–	82,802
1.80%	–	–	–	27,652	–	1,903	–	127,555
1.85%	–	–	–	18,069	–	1,774	–	52,028
1.90%	–	–	–	8,455	–	776	–	16,994
1.95%	–	–	–	30,438	–	310	–	18,862
2.00%	–	–	–	99,872	–	22	–	36,807
2.05%	–	–	–	12,157	–	888	–	24,233
2.10%	–	–	–	15,260	–	1,778	–	24,933
2.15%	–	–	–	67,135	–	688	–	6,629
2.20%	–	–	–	20,962	–	–	–	17,318
2.25%	–	–	–	8,016	–	–	–	2,750
2.30%	–	–	–	8,527	–	–	–	2,808
2.35%	–	–	–	196,458	–	–	–	662
2.40%	–	–	–	15,053	–	–	–	982
2.45%	–	–	–	5,202	–	9	–	8,222
2.50%	–	–	–	1,323	–	–	–	98
2.55%	–	–	–	19,859	–	–	–	16,893
2.60%	–	–	–	12,200	–	–	–	–
2.65%	–	–	–	1,120	–	–	–	183
2.70%	–	–	–	4,638	–	–	–	21
2.75%	–	–	–	2,245	–	–	–	–
2.80%	–	–	–	373	–	–	–	170
2.85%	–	–	–	85	–	–	–	–
2.90%	–	–	–	1,700	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	VEWrldHAsR1	VEWrldHAs	VKCorPlus	VKCorPlus2	VKEmMkt	VKEmMkt2	VKUSRealEst	VKUSRealEst2
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	86	–	–	–	–
3.10%	–	–	–	339	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	40	–	–	–	–

Totals	$468,069	672,358	5,216	1,057,853	140,576	35,736	2,640,766	1,388,149

	VicDivrStk	WFDisc	WFLrgCoGro	WFMnMrkt	WFOpp	WFTotRetBd
0.80%	$–	671	–	–	5,666	–
0.95%	–	–	–	–	–	–
1.05%	–	–	–	–	–	–
1.10%	–	–	–	–	–	–
1.15%	1,006	–	–	69	–	246
1.20%	–	–	–	–	–	–
1.25%	4,858	–	–	–	–	–
1.30%	–	656,535	–	–	3,371,207	–
1.35%	920	–	–	–	–	–
1.40%	–	276,687	41	1,300	1,273,509	–
1.45%	–	–	–	–	–	–
1.50%	1,206	–	–	–	–	–
1.55%	52	–	–	–	–	–
1.60%	582	–	–	–	–	–
1.65%	354	–	–	–	–	–
1.70%	278	–	–	–	–	–
1.75%	627	–	72	–	–	–
1.80%	772	–	–	–	–	–
1.85%	384	–	–	–	–	–
1.90%	–	–	359	–	–	–
1.95%	673	–	–	–	–	–
2.00%	12	–	229	–	–	–
2.05%	–	–	–	–	–	–
2.10%	900	–	712	–	–	–
2.15%	–	–	–	–	–	–
2.20%	–	–	1,343	–	–	–
2.25%	–	–	–	–	–	–
2.30%	–	–	–	–	–	–
2.35%	–	–	–	–	–	–
2.40%	–	–	–	–	–	–
2.45%	–	–	–	–	–	–
2.50%	–	–	–	–	–	–
2.55%	–	–	–	–	–	–
2.60%	–	–	–	–	–	–
2.65%	–	–	–	–	–	–
2.70%	–	–	–	–	–	–
2.75%	–	–	–	–	–	–
2.80%	–	–	–	–	–	–
2.85%	–	–	–	–	–	–
2.90%	–	–	–	–	–	–
2.95%	–	–	–	–	–	–
3.00%	–	–	–	–	–	–
3.05%	–	–	–	–	–	–
3.10%	–	–	–	–	–	–
3.15%	–	–	–	–	–	–
3.25%	–	–	–	–	–	–

Totals $	12,624	933,893	2,756	1,369	4,650,382	246

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $258,453,443 and $281,754,798, respectively, and total transfers from the Account to the fixed account were $98,329,606 and $86,585,725, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $19,726,148 and $11,235,861 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $1,024,406 and $1,705,112 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

For Purchase Payment Credits, the Company contributed $4,208,817 and $2,000,683 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2006. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II
2006	0.95% to 2.95%	3,021,464	$ 14.14 to 15.42	$52,769,013	0.12%	11.87% to 9.62%
2005	0.95% to 2.95%	3,126,816	12.64 to 14.06	49,174,442	0.00%	4.43%to 2.33%
2004	0.95% to 2.80%	2,372,812	12.11 to 13.78	35,865,728	0.00%	9.79% to 7.74%
2003	0.95% to 2.80%	725,730	11.03 to 12.79	9,990,108	0.00%	10.28% to 27.90%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II
2006	0.80% to 2.95%	936,992	9.91 to 13.58	14,402,186	0.00%	-0.88% to 2.94%	(a)
2005	0.95% to 2.95%	783,186	12.18 to 13.19	11,580,313	0.00%	7.55% to 5.38%
2004	0.95% to 2.85%	995,122	11.33 to 12.54	13,783,771	0.00%	5.32% to 3.30%
2003	0.95% to 2.80%	208,483	10.76 to 12.14	2,749,979	0.00%	7.56% to 21.42%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II
2006	0.80% to 3.00%	1,088,041	10.12 to 17.01	20,992,339	0.00%	1.15% to 12.78%	(a)
2005	0.95% to 3.00%	938,234	13.62 to 15.09	15,894,114	0.00%	8.23% to 6.00%
2004	0.95% to 2.70%	681,736	12.59 to 15.48	10,765,387	0.00%	14.17% to 12.16%
2003	1.15% to 2.65%	156,782	14.00 to 13.81	2,180,408	0.00%	39.96% to 38.10%	(a) (b)

Alger American Balanced Portfolio – Class S Shares
2006	0.95% to 1.45%	19,445	12.14 to 11.94	235,534	0.81%	3.47% to 2.95%
2005	0.95% to 1.45%	37,454	11.73 to 11.60	439,160	1.78%	7.13% to 6.59%
2004	0.95% to 1.45%	11,877	10.95 to 10.88	129,991	1.97%	3.28% to 2.76%

Alger American Mid Cap Growth Portfolio – Class S Shares
2006	0.95% to 1.80%	42,969	14.21 to 13.81	608,077	0.00%	8.84% to 7.91%
2005	0.95% to 1.80%	31,739	13.06 to 12.80	413,029	0.00%	8.50% to 7.57%
2004	0.95% to 1.45%	17,910	12.03 to 11.95	215,064	0.00%	11.69% to 11.13%
2003	0.95%	2,204	10.77	23,746	0.00%	7.74%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class B
2006	0.95% to 2.90%	1,318,088	14.62 to 15.18	23,041,761	1.14%	15.88% to 13.60%
2005	0.95% to 2.90%	1,458,592	12.61 to 13.36	22,196,589	1.24%	3.60% to 1.57%
2004	0.95% to 2.90%	1,632,039	12.17 to 13.15	24,059,143	0.88%	10.17% to 8.00%
2003	0.95% to 2.90%	1,055,483	11.05 to 12.18	14,215,858	0.14%	10.51% to 21.78%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class B
2006	0.95% to 2.40%	436,802	16.22 to 19.77	8,743,128	0.23%	13.12% to 11.47%
2005	0.95% to 2.40%	472,597	14.34 to 17.73	8,416,951	0.55%	5.62% to 4.08%
2004	0.95% to 2.70%	497,373	13.58 to 16.94	8,511,826	0.09%	17.94% to 15.86%
2003	1.10% to 2.70%	282,978	14.83 to 14.62	4,130,159	0.05%	48.33% to 46.22%	(a) (b)

American Century Variable Portfolios, Inc. – Balanced Fund – Class I
2006	0.80% to 1.40%	3,544,356	19.84 to 21.64	81,354,666	1.99%	8.74% to 8.09%
2005	0.80% to 1.40%	4,467,709	18.24 to 20.02	94,404,446	1.89%	4.10% to 3.47%
2004	0.80% to 1.40%	5,476,571	17.53 to 19.35	111,421,119	1.68%	8.90% to 8.24%
2003	0.80% to 1.40%	6,309,606	16.09 to 17.88	118,238,558	2.53%	18.50% to 17.79%
2002	0.80% to 1.40%	6,701,595	13.58 to 16.57	106,481,584	2.84%	-10.82% to-10.28%

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I
2006	0.80% to 1.40%	3,982,752	15.45 to 18.71	124,686,439	0.00%	16.28% to 15.58%
2005	0.80% to 1.40%	4,837,975	13.28 to 16.19	129,211,185	0.00%	21.09% to 20.36%
2004	0.80% to 1.40%	5,652,516	10.97 to 13.45	124,449,595	0.00%	6.72% to 6.08%
2003	0.80% to 1.40%	6,916,987	10.28 to 12.68	141,677,225	0.00%	19.51% to 18.79%
2002	0.80% to 1.40%	8,313,614	8.60 to 21.07	140,824,556	0.00%	-22.31% to -21.83%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.80% to 1.40%	2,937,946	$14.22 to 13.49	$39,889,470	1.85%	16.15% to 15.45%
2005	0.80% to 1.40%	3,657,933	12.24 to 11.69	42,972,046	2.07%	3.80% to 3.17%
2004	0.80% to 1.40%	4,654,910	11.79 to 11.33	52,942,168	1.40%	12.09% to 11.41%
2003	0.80% to 1.40%	5,714,030	10.52 to 10.17	58,274,174	1.11%	28.32% to 27.54%
2002	0.80% to 1.40%	5,125,581	7.97 to 8.20	40,961,204	1.15%	-20.50% to -20.02%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class II
2006	0.95% to 2.85%	861,606	15.01 to 12.86	14,784,058	1.57%	15.71% to 13.54%
2005	0.95% to 2.85%	974,803	12.97 to 11.33	14,596,589	1.77%	3.53% to 1.59%
2004	0.95% to 2.85%	964,870	12.53 to 11.15	14,094,019	1.13%	11.50% to 9.46%
2003	0.95% to 2.80%	513,470	11.24 to 12.24	6,815,250	0.00%	12.35% to 22.37%	(a) (b)

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II
2006	0.80% to 3.00%	6,878,406	10.94 to 10.21	74,548,587	3.41%	0.78% to -1.45%
2005	0.80% to 3.00%	7,317,685	10.86 to 10.36	79,291,554	4.66%	0.75% to -1.48%
2004	0.80% to 3.00%	5,306,858	10.78 to 10.51	57,508,773	3.39%	4.96% to 2.64%
2003	0.80% to 2.55%	1,303,256	10.27 to 10.29	13,554,997	1.08%	2.69% to 2.92%	(a)

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.80% to 1.40%	2,905,577	23.82 to 22.36	65,448,602	1.67%	24.03% to 23.28%
2005	0.80% to 1.40%	3,664,642	19.21 to 18.13	66,905,080	1.18%	12.35% to 11.67%
2004	0.80% to 1.40%	4,655,031	17.10 to 16.24	76,046,364	0.57%	14.00% to 13.32%
2003	0.80% to 1.40%	6,008,220	15.00 to 14.33	86,550,127	0.75%	23.51% to 22.77%
2002	0.80% to 1.40%	7,997,923	11.67 to 12.14	93,782,519	0.88%	-21.49% to -21.01%

American Century Variable Portfolios, Inc. – International Fund – Class II
2006	0.95% to 2.15%	167,745	17.86 to 19.57	3,361,447	1.45%	23.56% to 22.07%
2005	0.95% to 2.15%	187,627	14.45 to 16.03	3,059,229	1.01%	12.03% to 10.68%
2004	0.95% to 2.15%	218,350	12.90 to 14.48	3,195,978	0.49%	13.68% to 12.31%
2003	0.95% to 2.70%	238,887	11.35 to 12.83	3,091,431	0.00%	13.46% to 28.33%	(a) (b)

American Century Variable Portfolios, Inc. – International Fund – Class III
2006	0.80% to 1.40%	2,121,586	15.84 to 15.40	32,787,298	1.62%	24.03% to 23.28%
2005	0.80% to 1.40%	2,307,236	12.77 to 12.49	28,896,626	1.13%	12.20% to 11.52%
2004	0.80% to 1.40%	2,469,324	11.38 to 11.20	27,706,844	0.54%	14.16% to 13.47%
2003	0.80% to 1.40%	2,431,962	9.97 to 9.87	24,027,699	0.68%	23.51% to 22.77%
2002	0.80% to 1.40%	1,893,970	8.04 to 8.07	15,231,488	0.00%	-19.61% to -19.28%	(a) (b)

American Century Variable Portfolios, Inc. – International Fund – Class IV
2006	0.95% to 2.65%	741,894	15.62 to 14.92	11,421,722	1.45%	23.68% to 21.57%
2005	0.95% to 2.65%	771,337	12.63 to 12.27	9,654,221	0.89%	11.90% to 9.99%
2004	0.95% to 2.30%	493,520	11.29 to 11.19	5,550,929	0.00%	12.89% to 11.87%	(a) (b)

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I
2006	0.80% to 1.40%	299,448	11.09 to 11.05	3,310,661	1.20%	10.94% to 10.50%	(a) (b)

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class II
2006	1.10% to 2.90%	1,253,439	13.35 to 12.95	16,593,330	0.67%	18.91% to 16.75%
2005	1.15% to 2.90%	483,218	11.22 to 11.09	5,404,126	1.28%	12.21% to 10.89%	(a) (b)

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.80% to 1.40%	423,522	10.58 to 10.28	4,369,846	0.00%	-4.05% to -4.63%
2005	0.80% to 1.40%	704,273	11.02 to 10.78	7,610,398	0.00%	1.35% to 0.74%
2004	0.80% to 1.40%	671,844	10.88 to 10.70	7,201,616	0.00%	9.79% to 9.13%
2003	0.80% to 1.40%	596,069	9.91 to 9.81	5,850,738	0.00%	23.90% to 23.15%
2002	0.80% to 1.40%	144,545	7.96 to 8.00	1,151,365	0.33%	-20.37% to -20.05%	(a) (b)

American Century Variable Portfolios, Inc. – Ultra® Fund – Class II
2006	0.95% to 2.90%	1,132,582	11.31 to 11.64	15,069,024	0.00%	-4.30% to -6.18%
2005	0.95% to 2.90%	1,111,532	11.82 to 12.40	15,585,166	0.00%	1.01% to -0.97%
2004	0.95% to 2.85%	833,172	11.70 to 12.54	11,612,690	0.00%	9.54% to 7.44%
2003	1.15% to 2.75%	251,964	13.07 to 11.68	3,176,173	0.00%	30.66% to 16.77%	(a) (b)

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.80% to 1.40%	6,165,160	26.25 to 24.70	153,403,265	1.35%	17.71% to 17.00%
2005	0.80% to 1.40%	7,260,905	22.30 to 21.11	154,247,554	0.93%	4.20% to 3.57%
2004	0.80% to 1.40%	8,834,706	21.40 to 20.39	181,034,811	1.06%	13.42% to 12.73%
2003	0.80% to 1.40%	9,070,068	18.87 to 18.08	164,712,767	1.01%	27.93% to 27.15%
2002	0.80% to 1.40%	10,608,306	14.22 to 14.75	151,374,824	0.98%	-13.84% to -13.32%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Value Fund – Class II
2006	0.95% to 2.95%	5,699,037	$15.45 to 15.95	$104,054,486	1.05%	17.34% to 14.98%
2005	0.95% to 2.95%	4,664,738	13.16 to 13.87	73,014,202	0.59%	3.86% to 1.77%
2004	0.95% to 2.80%	2,735,693	12.67 to 13.66	41,571,673	0.53%	13.09% to 10.98%
2003	1.10% to 2.80%	875,072	13.63 to 12.31	11,835,842	0.00%	36.27% to 23.13%	(a) (b)

American Century Variable Portfolios, Inc. – Vista SM Fund – Class I
2006	1.30% to 1.40%	15,762	9.54 to 9.54	150,403	0.00%	-4.56% to -4.63%	(a) (b)

American Century Variable Portfolios, Inc. – Vista SM Fund – Class II
2006	1.10% to 2.90%	242,388	2.25 to 11.88	2,936,912	0.00%	7.68% to 5.73%
2005	1.10% to 2.90%	106,490	11.37 to 11.23	1,205,764	0.00%	13.72% to 12.35%	(a) (b)

American Funds Insurance Series®– Growth Fund – Class 1
2006	1.30%	243,531	77.34	18,835,011	0.92%	9.05%
2005	1.30%	304,890	70.93	21,624,645	0.86%	14.99%
2004	1.30%	328,214	61.68	20,244,087	0.35%	11.28%
2003	1.30%	365,065	55.43	20,233,757	0.37%	35.36%
2002	1.30%	395,501	40.94	16,193,780	0.18%	-25.26%

American Funds Insurance Series®– High-Income Bond Fund – Class 1
2006	1.30%	35,506	40.54	1,439,550	4.68%	9.45%
2005	1.30%	51,290	37.04	1,899,949	5.71%	1.13%
2004	1.30%	56,446	36.63	2,067,573	5.70%	8.40%
2003	1.30%	79,839	33.79	2,697,763	10.29%	28.10%
2002	1.30%	52,094	26.38	1,374,108	8.77%	-2.79%

American Funds Insurance Series®– U.S. Government/AAA-Rated Securities Fund – Class 1
2006	1.30%	62,699	28.00	1,755,517	3.68%	2.60%
2005	1.30%	88,729	27.29	2,421,277	3.90%	1.37%
2004	1.30%	91,982	26.92	2,476,082	4.87%	2.24%
2003	1.30%	110,931	26.33	2,920,820	3.56%	1.18%
2002	1.30%	125,824	26.02	3,274,314	4.55%	8.03%

Charles Schwab Money Market Portfolio
2006	0.95% to 1.85%	1,650,023	10.53 to 10.21	17,343,382	4.15%	3.61% to 2.67%
2005	0.95% to 1.90%	1,114,003	10.16 to 9.94	11,301,111	3.00%	1.77% to 0.80%
2004	0.95% to 1.85%	438,727	9.98 to 9.86	4,373,727	0.96%	-0.06% to -0.96%
2003	0.95% to 1.45%	245,954	9.99 to 9.97	2,456,759	0.09%	-0.11% to -0.27%	(a) (b)

Credit Suisse Trust – Global Small Cap Portfolio
2006	0.80% to 1.40%	285,608	16.15 to 15.20	4,372,655	0.00%	12.30% to 11.62%
2005	0.80% to 1.40%	377,164	14.38 to 13.62	5,168,448	0.00%	15.22% to 14.52%
2004	0.80% to 1.40%	509,005	12.48 to 11.89	6,084,949	0.00%	17.05% to 16.34%
2003	0.80% to 1.40%	665,511	10.67 to 10.22	6,834,165	0.00%	46.48% to 45.59%
2002	0.80% to 1.40%	871,300	7.02 to 7.28	6,140,841	0.00%	-35.08% to -34.68%

Credit Suisse Trust – International Focus Portfolio
2006	0.80% to 1.40%	2,629,775	16.18 to 15.57	41,181,190	0.99%	17.71% to 17.00%
2005	0.80% to 1.40%	3,268,498	13.75 to 13.30	43,719,660	0.84%	16.50% to 15.80%
2004	0.80% to 1.40%	4,168,927	11.80 to 11.49	48,123,003	0.93%	13.82% to 13.14%
2003	0.80% to 1.40%	5,366,505	10.37 to 10.15	54,715,107	0.43%	32.03% to 31.23%
2002	0.80% to 1.40%	6,977,626	7.74 to 7.85	54,182,847	0.00%	-21.03% to -20.55%

Credit Suisse Trust – Small Cap Growth Portfolio
2006	0.80% to 1.40%	4,550,318	16.92 to 17.63	80,816,137	0.00%	3.93% to 3.30%
2005	0.80% to 1.40%	5,728,799	16.28 to 17.07	98,399,267	0.00%	-3.46% to -4.04%
2004	0.80% to 1.40%	7,254,068	16.86 to 17.78	129,733,218	0.00%	9.98% to 9.32%
2003	0.80% to 1.40%	8,999,069	15.33 to 16.27	147,102,444	0.00%	47.36% to 46.47%
2002	0.80% to 1.40%	10,206,558	10.41 to 11.19	113,825,374	0.00%	-34.62% to -34.22%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.80% to 2.50%	3,003,653	15.23 to 20.00	53,124,303	0.42%	13.50% to 11.56%
2005	0.80% to 2.50%	3,454,461	13.42 to 17.92	52,798,571	0.00%	6.38% to 4.56%
2004	0.80% to 2.70%	3,662,793	12.62 to 17.08	50,846,240	0.46%	20.91% to 18.60%
2003	0.80% to 2.35%	2,490,303	10.43 to 10.15	27,176,568	0.28%	36.68% to 44.44%	(b)
2002	0.80% to 1.40%	466,308	7.60 to 7.63	3,546,444	0.31%	-23.97% to -23.66%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.80% to 1.40%	3,504,269	$18.37 to 22.39	$82,432,140	0.11%	8.33% to 7.68%
2005	0.80% to 1.40%	4,359,987	16.95 to 20.79	95,023,542	0.00%	2.79% to 2.17%
2004	0.80% to 1.40%	5,445,879	16.49 to 20.35	115,826,541	0.36%	5.36% to 4.72%
2003	0.80% to 1.40%	6,701,628	15.66 to 19.43	135,576,829	0.11%	25.00% to 24.24%
2002	0.80% to 1.40%	7,243,408	12.52 to 16.66	117,819,427	0.19%	-29.94% to -29.51%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.80% to 1.40%	17,471,027	25.91 to 31.05	547,761,774	1.59%	14.58% to 13.89%
2005	0.80% to 1.40%	21,479,216	22.61 to 27.26	590,648,682	1.54%	3.86% to 3.23%
2004	0.80% to 1.40%	27,047,637	21.77 to 26.41	719,718,796	1.71%	9.76% to 9.09%
2003	0.80% to 1.40%	32,699,415	19.84 to 24.21	796,781,905	1.40%	27.34% to 26.57%
2002	0.80% to 1.40%	38,520,995	15.58 to 19.36	740,960,376	1.27%	-23.45% to -22.98%

Dreyfus Stock Index Fund, Inc. – Service Shares
2006	0.95% to 2.90%	7,034,417	14.25 to 14.59	117,546,992	1.41%	14.11% to 11.87%
2005	0.95% to 3.00%	6,341,787	12.49 to 13.00	93,210,382	1.41%	3.44% to 1.31%
2004	0.95% to 3.00%	5,049,202	12.07 to 12.84	72,127,749	1.74%	9.30% to 7.04%
2003	0.95% to 2.90%	1,563,084	11.04 to 12.00	20,724,193	0.73%	10.44% to 20.00%	(a) (b)

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.80% to 1.40%	3,227,567	16.02 to 15.12	49,149,665	1.58%	15.55% to 14.85%
2005	0.80% to 1.40%	4,029,605	13.86 to 13.17	53,378,443	0.02%	3.55% to 2.92%
2004	0.80% to 1.40%	4,990,800	13.39 to 12.79	64,177,831	1.53%	4.21% to 3.58%
2003	0.80% to 1.40%	6,013,001	12.85 to 12.35	74,581,255	1.29%	20.20% to 19.47%
2002	0.80% to 1.40%	7,086,046	10.34 to 10.69	73,506,332	1.03%	-17.88% to -17.38%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Service Shares
2006	0.95% to 3.00%	1,641,093	13.55 to 13.38	24,926,948	1.35%	15.11% to 12.73%
2005	0.95% to 3.00%	1,814,647	11.77 to 11.87	24,136,811	0.00%	3.13% to 1.00%
2004	0.95% to 2.85%	1,357,385	11.42 to 11.78	17,648,287	2.09%	3.80% to 1.81%
2003	1.15% to 2.65%	396,749	12.70 to 12.54	4,997,749	1.99%	27.04% to 25.35%	(a) (b)

Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Service Shares
2006	0.95% to 2.40%	278,075	12.65 to 15.42	4,374,516	0.17%	2.54% to 1.04%
2005	0.95% to 2.40%	339,465	12.34 to 15.26	5,241,910	0.00%	4.56% to 3.03%
2004	0.95% to 2.40%	327,297	11.80 to 14.81	4,907,676	0.00%	9.99% to 8.38%
2003	1.10% to 2.40%	131,238	13.83 to 13.67	1,800,570	0.00%	38.26% to 36.67%	(a) (b)

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares
2006	0.80% to 1.40%	2,372,008	15.25 to 14.35	34,268,064	0.76%	13.60% to 12.91%
2005	0.80% to 1.40%	2,832,165	13.42 to 12.71	36,194,164	1.29%	2.53% to 1.91%
2004	0.80% to 1.40%	3,540,729	13.09 to 12.47	44,355,941	1.18%	6.61% to 5.96%
2003	0.80% to 1.40%	4,245,970	12.28 to 11.77	50,156,353	0.77%	25.56% to 24.80%
2002	0.80% to 1.40%	4,941,819	9.43 to 9.78	46,735,460	0.59%	-26.38% to -25.93%

Federated Insurance Series – Federated American Leaders Fund II – Service Shares
2006	0.95% to 2.75%	147,270	14.63 to 15.17	2,411,405	1.22%	15.38% to 13.29%
2005	0.95% to 2.75%	177,529	12.68 to 13.39	2,536,537	1.27%	3.78% to 1.90%
2004	1.15% to 2.75%	191,712	14.45 to 13.14	2,665,097	1.22%	8.24% to 6.49%
2003	1.15% to 2.55%	77,357	13.35 to 13.18	1,001,093	0.00%	33.50% to 31.84%	(a) (b)

Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares
2006	0.95% to 3.15%	212,094	13.42 to 13.52	3,225,966	0.53%	14.69% to 12.15%
2005	1.05% to 3.15%	236,710	11.67 to 12.06	3,170,136	0.84%	0.63% to -1.50%
2004	1.05% to 3.15%	262,174	11.60 to 12.24	3,512,976	0.53%	5.99% to 3.74%
2003	1.10% to 2.80%	177,660	13.00 to 11.83	2,254,950	0.00%	30.02% to 18.27%	(a) (b)

Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares
2006	1.15% to 2.30%	326,855	10.32 to 10.24	3,358,443	0.00%	3.16% to 2.37%	(a) (b)

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.80% to 1.40%	1,361,037	11.88 to 11.55	15,768,662	4.34%	3.32% to 2.70%
2005	0.80% to 1.40%	1,866,157	11.50 to 11.25	21,031,569	3.80%	0.49% to -0.12%
2004	0.80% to 1.40%	2,208,926	11.44 to 11.26	24,906,332	4.23%	2.79% to 2.17%
2003	0.80% to 1.40%	3,097,044	11.13 to 11.02	34,160,926	4.10%	3.81% to 3.18%
2002	0.80% to 1.40%	2,559,029	10.68 to 10.72	27,343,161	0.00%	6.82% to 7.25%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated Insurance Series – Federated Quality Bond Fund II – Service Shares
2006	0.95% to 2.95%	4,875,943	$10.81 to 9.88	$51,727,060	3.80%	2.94% to 0.86%
2005	0.95% to 2.95%	4,648,453	10.51 to 9.79	48,245,065	3.29%	0.03% to -1.98%
2004	0.95% to 2.85%	3,548,586	10.50 to 10.78	37,072,244	3.23%	2.34% to 0.39%
2003	0.95% to 2.60%	1,665,638	10.26 to 10.78	17,093,448	0.01%	2.63% to 1.48%	(a) (b)

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2006	0.80% to 1.40%	19,837,866	27.02 to 33.76	941,295,561	3.26%	19.23% to 18.52%
2005	0.80% to 1.40%	24,111,620	22.66 to 28.49	951,276,572	1.68%	5.02% to 4.39%
2004	0.80% to 1.40%	29,628,395	21.58 to 27.29	1,103,365,925	1.58%	10.64% to 9.97%
2003	0.80% to 1.40%	35,119,867	19.50 to 24.82	1,172,481,617	1.79%	29.29% to 28.51%
2002	0.80% to 1.40%	41,305,904	15.08 to 33.74	1,060,581,302	1.87%	-18.11% to -17.61%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2
2006	1.10% to 2.95%	9,285,688	18.74 to 16.04	170,040,794	2.92%	18.61% to 16.40%
2005	1.10% to 2.95%	8,101,371	15.80 to 13.78	125,643,989	1.28%	4.41% to 2.47%
2004	1.10% to 2.95%	6,134,314	15.13 to 13.45	91,285,573	0.82%	10.01% to 7.95%
2003	1.10% to 2.80%	1,963,742	13.76 to 12.47	26,626,620	0.00%	37.56% to 24.68%	(a) (b)

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class
2006	0.80% to 1.40%	15,379,782	19.07 to 24.89	723,221,795	0.41%	6.00% to 5.36%
2005	0.80% to 1.40%	19,493,494	17.99 to 23.63	851,535,193	0.51%	4.95% to 4.32%
2004	0.80% to 1.40%	24,907,685	17.14 to 22.65	1,021,303,176	0.28%	2.55% to 1.93%
2003	0.80% to 1.40%	30,857,133	16.71 to 22.22	1,206,381,873	0.27%	31.79% to 30.99%
2002	0.80% to 1.40%	36,598,859	12.68 to 43.17	1,070,077,897	0.27%	-31.09% to -30.67%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2
2006	1.10% to 3.00%	3,396,781	15.59 to 13.04	51,229,656	0.16%	5.40% to 3.38%
2005	1.10% to 3.00%	3,421,593	14.79 to 12.61	49,127,180	0.25%	4.35% to 2.35%
2004	1.10% to 2.85%	3,015,154	14.17 to 12.36	41,622,162	0.09%	1.99% to 0.18%
2003	1.10% to 2.80%	1,072,088	13.90 to 12.34	14,579,923	0.00%	38.99% to 23.39%	(a) (b)

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2006	0.80% to 1.40%	7,076,863	14.56 to 15.70	153,544,649	7.13%	10.35% to 9.68%
2005	0.80% to 1.40%	8,818,397	13.19 to 14.31	171,137,153	14.50%	1.88% to 1.27%
2004	0.80% to 1.40%	12,101,014	12.95 to 14.13	228,193,033	8.17%	8.72% to 8.06%
2003	0.80% to 1.40%	16,497,401	11.91 to 13.08	283,236,571	6.82%	26.25% to 25.48%
2002	0.80% to 1.40%	17,053,114	9.43 to 19.56	231,945,065	10.24%	2.00% to 2.62%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class
2006	0.80% to 1.40%	5,556,872	22.70 to 23.07	158,028,879	0.90%	17.14% to 16.43%
2005	0.80% to 1.40%	6,764,235	19.38 to 19.82	164,441,055	0.66%	18.10% to 17.38%
2004	0.80% to 1.40%	8,332,810	16.41 to 16.88	172,049,779	1.18%	12.73% to 12.05%
2003	0.80% to 1.40%	10,235,114	14.55 to 15.07	187,955,327	0.83%	42.22% to 41.36%
2002	0.80% to 1.40%	12,965,489	10.23 to 13.97	167,732,039	0.89%	-21.40% to -20.92%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class R
2006	0.80% to 1.40%	4,321,249	17.20 to 16.72	72,538,615	0.89%	17.08% to 16.37%
2005	0.80% to 1.40%	4,309,892	14.69 to 14.37	62,111,628	0.64%	18.16% to 17.45%
2004	0.80% to 1.40%	4,483,379	12.44 to 12.24	54,961,518	1.04%	12.68% to 12.00%
2003	0.80% to 1.40%	3,556,585	11.04 to 10.92	38,898,685	0.58%	42.18% to 41.32%
2002	0.80% to 1.40%	1,991,220	7.73 to 7.76	15,399,653	0.00%	-22.70% to -22.38%	(a) (b)

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2
2006	1.10% to 2.30%	395,811	22.77 to 21.72	8,723,911	0.71%	16.48% to 15.07%
2005	1.10% to 2.30%	445,790	19.55 to 18.87	8,474,142	0.53%	17.48% to 16.06%
2004	1.10% to 2.35%	579,313	16.64 to 16.25	9,439,417	1.00%	12.07% to 10.65%
2003	1.10% to 2.70%	759,076	14.85 to 14.64	11,143,294	0.00%	48.46% to 46.36%	(a) (b)

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R
2006	1.10% to 2.65%	3,262,947	15.12 to 14.50	48,966,115	0.68%	16.52% to 14.70%
2005	1.10% to 2.75%	2,671,311	12.98 to 12.62	34,592,870	0.39%	17.44% to 15.49%
2004	1.10% to 2.75%	1,455,683	11.05 to 10.93	16,113,454	0.00%	10.51% to 9.29%	(a) (b)

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class
2006	0.80% to 1.40%	10,118,900	19.91 to 19.52	286,791,929	2.82%	6.46% to 5.82%
2005	0.80% to 1.40%	12,409,816	18.70 to 18.45	329,413,384	2.78%	3.21% to 2.59%
2004	0.80% to 1.40%	15,144,673	18.12 to 17.98	387,934,534	2.80%	4.63% to 3.99%
2003	0.80% to 1.40%	18,528,814	17.32 to 17.29	450,130,622	3.64%	17.03% to 16.32%
2002	0.80% to 1.40%	21,172,985	14.80 to 24.49	440,820,954	4.16%	-10.01% to -9.46%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class
2006	0.80% to 1.40%	21,578,263	$32.72 to 33.18	$721,451,899	1.27%	10.83% to 10.16%
2005	0.80% to 1.40%	24,802,463	29.52 to 30.12	752,002,828	0.29%	16.00% to 15.31%
2004	0.80% to 1.40%	27,634,632	25.45 to 26.12	725,941,419	0.34%	14.55% to 13.86%
2003	0.80% to 1.40%	31,289,245	22.22 to 22.94	721,253,344	0.46%	27.44% to 26.67%
2002	0.80% to 1.40%	35,826,301	17.43 to 18.25	651,487,682	0.90%	-10.62% to -10.07%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2
2006	1.10% to 3.10%	16,826,492	19.42 to 16.70	319,679,085	1.04%	10.21% to 7.99%
2005	1.10% to 3.10%	13,262,039	17.62 to 15.46	229,643,763	0.09%	15.37% to 13.04%
2004	1.10% to 3.10%	7,550,491	15.28 to 13.68	113,908,694	0.10%	13.89% to 11.59%
2003	1.10% to 2.80%	1,746,863	13.41 to 12.28	23,242,672	0.00%	34.14% to 22.81%	(a) (b)

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.80% to 1.40%	1,663,367	11.02 to 10.78	17,973,250	3.75%	3.47% to 2.84%
2005	0.80% to 1.40%	1,541,808	10.65 to 10.48	16,185,460	3.17%	1.27% to 0.65%
2004	0.80% to 1.40%	1,079,916	10.52 to 10.41	11,254,188	2.96%	3.48% to 2.86%
2003	0.80% to 1.40%	441,619	10.16 to 10.12	4,471,457	0.00%	1.63% to 1.22%	(a) (b)

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class 2
2006	1.10% to 3.25%	17,350,200	11.06 to 10.00	187,123,591	2.12%	2.99% to 0.76%
2005	1.10% to 2.90%	6,089,737	10.74 to 10.02	64,530,741	2.84%	0.78% to -1.05%
2004	1.10% to 2.85%	3,702,374	10.65 to 10.52	39,157,892	2.31%	3.04% to 1.24%
2003	1.10% to 2.60%	1,078,745	10.34 to 10.42	11,114,242	0.00%	3.40% to 2.05%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class
2006	0.80% to 1.40%	2,712,499	11.75 to 11.09	30,268,618	0.72%	4.61% to 3.98%
2005	0.80% to 1.40%	3,577,040	11.23 to 10.67	38,352,113	0.93%	8.02% to 7.37%
2004	0.80% to 1.40%	4,326,389	10.39 to 9.93	43,162,018	0.56%	6.33% to 5.69%
2003	0.80% to 1.40%	5,119,061	9.77 to 9.40	48,280,130	0.78%	28.83% to 28.06%
2002	0.80% to 1.40%	6,029,031	7.34 to 7.59	44,374,253	1.11%	-22.94% to -22.47%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.80% to 1.40%	1,041,179	9.89 to 9.85	10,260,773	0.00%	-1.10% to -1.50%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2
2006	1.10% to 3.10%	8,219,016	23.02 to 20.73	184,744,089	0.17%	11.17% to 8.93%
2005	1.10% to 3.10%	7,193,078	20.70 to 19.03	146,085,937	0.00%	16.72% to 14.37%
2004	1.10% to 3.10%	3,994,345	17.74 to 16.64	69,828,007	0.00%	23.29% to 20.79%
2003	1.10% to 2.65%	952,250	14.39 to 14.19	13,510,593	0.00%	43.87% to 41.90%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.80% to 1.40%	959,780	15.50 to 15.07	14,522,707	0.54%	15.27% to 14.58%
2005	0.80% to 1.40%	1,313,761	13.45 to 13.15	17,327,837	0.00%	1.74% to 1.12%
2004	0.80% to 1.40%	1,973,235	13.22 to 13.01	25,716,534	0.00%	13.08% to 12.39%
2003	0.80% to 1.40%	2,066,461	11.69 to 11.57	23,941,728	0.00%	56.53% to 55.58%
2002	0.80% to 1.40%	204,843	7.44 to 7.47	1,524,353	0.00%	-25.61% to -25.31%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2
2006	1.10% to 3.10%	1,184,531	21.85 to 18.00	25,032,411	0.35%	14.74% to 12.42%
2005	1.10% to 3.10%	1,244,308	19.04 to 16.01	23,050,709	0.00%	1.30% to -0.74%
2004	1.10% to 3.10%	1,160,567	18.80 to 16.13	21,344,299	0.00%	12.59% to 10.31%
2003	1.10% to 2.65%	612,598	16.70 to 16.47	10,142,879	0.00%	66.98% to 64.69%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2
2006	0.80% to 2.80%	2,923,524	9.41 to 15.03	44,870,467	0.90%	-5.92% to 13.36%	(a)
2005	1.10% to 2.75%	1,080,443	13.42 to 13.27	14,439,718	0.70%	34.16% to 32.67%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class
2006	1.30% to 1.40%	162,866	10.51 to 10.51	1,711,515	3.28%	5.13% to 5.05%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class 2
2006	1.10% to 2.70%	2,744,382	11.62 to 11.30	31,383,195	2.38%	8.38% to 6.63%
2005	1.15% to 2.70%	851,649	10.71 to 10.60	9,071,545	0.85%	7.14% to 6.02%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class
2006	1.30% to 1.40%	138,522	10.53 to 10.53	1,458,810	2.86%	5.33% to 5.25%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class 2
2006	1.10% to 2.90%	3,209,353	12.18 to 11.81	38,598,876	1.89%	10.48% to 8.47%
2005	1.15% to 2.90%	1,450,199	11.02 to 10.89	15,908,277	1.01%	10.21% to 8.91%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class
2006	0.80% to 1.40%	85,450	$10.59 to 10.55	$901,603	2.10%	5.88% to 5.46%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class 2
2006	1.10% to 2.90%	1,094,121	12.55 to 12.17	13,545,883	1.72%	11.69% to 9.66%
2005	1.15% to 2.90%	626,404	11.23 to 11.10	6,999,070	0.99%	12.29% to 10.97%	(a) (b)

Financial Investors Variable Insurance Trust – First Horizon Core Equity Portfolio
2005	1.55% to 2.35%	56,260	10.89 to 10.68	604,067	1.26%	-4.24% to -5.02%
2004	1.55% to 2.35%	63,802	11.37 to 11.25	720,213	1.40%	3.84% to 3.00%
2003	1.55%	56	10.95	613	0.00%	9.47%	(a) (b)

First Horizon Capital Appreciation Portfolio
2005	1.55% to 2.30%	4,666	11.89 to 11.69	55,110	0.00%	1.46% to 0.69%
2004	1.55% to 2.30%	4,651	11.72 to 11.60	54,300	0.00%	9.52% to 8.69%

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2
2006	0.80% to 2.80%	4,753,427	11.16 to 11.01	52,751,296	0.46%	11.57% to 10.07%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 2
2006	0.95% to 3.00%	8,485,936	14.33 to 14.78	142,480,300	1.10%	16.01% to 13.62%
2005	0.95% to 3.00%	8,398,809	12.36 to 13.00	122,425,253	0.91%	2.45% to 0.33%
2004	0.95% to 2.95%	5,740,207	12.06 to 12.97	82,208,252	0.58%	9.94% to 7.72%
2003	1.10% to 2.70%	1,384,163	13.22 to 13.04	18,147,130	0.13%	32.24% to 30.37%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2
2006	0.80% to 2.80%	3,184,805	10.19 to 18.93	68,147,428	0.58%	1.91% to 13.71%	(a)
2005	0.95% to 2.65%	2,432,175	15.07 to 18.19	45,353,134	0.81%	7.74% to 5.89%
2004	0.95% to 2.75%	1,537,632	13.98 to 15.75	26,753,540	0.14%	22.57% to 20.35%
2003	1.10% to 2.70%	401,638	14.45 to 14.25	5,756,365	0.04%	44.54% to 42.49%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3
2006	0.80% to 2.80%	1,703,817	10.71 to 15.66	27,220,949	1.21%	7.06% to 24.59%	(a)
2005	1.10% to 2.75%	588,613	12.71 to 12.57	7,454,753	0.17%	27.11% to 25.70%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2006	0.95% to 2.25%	531,179	17.54 to 20.25	11,028,499	1.19%	20.29% to 18.72%
2005	0.95% to 2.25%	634,836	14.58 to 17.06	11,022,531	1.12%	9.13% to 7.70%
2004	0.95% to 2.25%	759,444	13.36 to 15.84	12,142,293	1.42%	17.40% to 15.86%
2003	0.95% to 2.70%	604,314	11.38 to 13.62	8,285,031	0.17%	13.81% to 36.17%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3
2006	0.80% to 3.25%	8,716,921	10.89 to 14.24	129,480,230	1.07%	8.94% to 17.53%	(a)
2005	0.95% to 2.90%	3,144,611	12.60 to 12.19	39,198,071	1.15%	9.09% to 6.95%
2004	0.95% to 2.70%	1,223,594	11.55 to 11.42	14,077,001	0.45%	15.52% to 14.17%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3
2006	1.10% to 2.65%	1,905,578	10.95 to 10.66	20,725,398	2.53%	11.61% to 9.86%
2005	1.15% to 2.65%	501,187	9.81 to 9.71	4,902,407	0.88%	-1.94% to -2.93%	(a) (b)

Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II
2006	0.80% to 2.70%	12,975,664	10.50 to 10.37	135,528,888	3.29%	5.01% to 3.67%	(a) (b)

Gartmore GVIT – American Funds GGVIT Bond Fund – Class II
2006	1.05% to 2.70%	1,749,769	10.47 to 10.35	18,258,647	0.44%	4.65% to 3.49%	(a) (b)

Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II
2006	0.80% to 2.50%	2,159,481	10.78 to 10.66	23,167,616	0.10%	7.85% to 6.62%	(a) (b)

Gartmore GVIT – American Funds GGVIT Growth Fund – Class II
2006	0.80% to 3.10%	4,677,116	10.31 to 10.15	47,960,489	1.16%	3.09% to 1.50%	(a) (b)

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class II
2006	0.95% to 2.30%	138,583	18.71 to 20.96	2,966,966	1.79%	21.24% to 19.60%
2005	0.95% to 2.30%	159,058	15.43 to 17.53	2,822,637	1.12%	10.73% to 9.22%
2004	0.95% to 2.70%	207,842	13.93 to 15.94	3,356,473	3.40%	18.86% to 16.76%
2003	0.95% to 2.70%	77,090	11.75 to 13.56	1,047,743	0.00%	17.48% to 35.57%	(a) (b)

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III
2006	0.80% to 1.40%	1,414,407	22.34 to 21.85	30,988,347	2.04%	21.77% to 21.03%
2005	0.80% to 1.40%	1,317,124	18.35 to 18.06	23,825,534	1.54%	11.16% to 10.49%
2004	0.80% to 1.40%	1,098,371	16.51 to 16.34	17,968,143	2.34%	19.30% to 18.58%
2003	0.80% to 1.40%	237,590	13.74 to 13.69	3,253,297	0.00%	37.43% to 36.88%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI
2006	0.95% to 3.25%	8,623,100	$15.46 to 14.53	$130,577,252	1.68%	21.25% to 18.44%
2005	0.95% to 2.90%	2,983,147	12.75 to 12.34	37,643,603	1.41%	10.74% to 8.57%
2004	0.95% to 2.65%	975,961	11.51 to 11.38	11,193,338	0.88%	15.15% to 13.84%	(a) (b)

Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.80% to 1.40%	52,896	24.10 to 23.21	1,232,735	0.66%	35.63% to 34.81%
2005	0.80% to 1.40%	71,734	17.77 to 17.21	1,239,682	0.59%	31.58% to 30.79%
2004	0.80% to 1.40%	91,659	13.51 to 13.16	1,210,001	0.79%	19.78% to 19.05%
2003	0.80% to 1.40%	157,661	11.28 to 11.05	1,746,289	0.50%	63.94% to 62.95%
2002	0.80% to 1.40%	263,209	6.78 to 6.88	1,788,282	0.17%	-16.42% to -15.91%

Gartmore GVIT – Emerging Markets Fund – Class II
2006	1.10% to 2.45%	171,105	35.22 to 33.39	5,894,605	0.52%	34.82% to 32.99%
2005	1.10% to 2.45%	229,328	26.12 to 25.11	5,880,895	0.39%	30.88% to 29.10%
2004	1.10% to 2.45%	308,910	19.96 to 19.45	6,083,130	0.89%	19.11% to 17.49%
2003	1.10% to 2.70%	289,997	16.76 to 16.52	4,798,777	0.13%	67.55% to 65.18%	(a) (b)

Gartmore GVIT – Emerging Markets Fund – Class III
2006	0.80% to 1.40%	2,337,802	26.38 to 25.64	60,183,472	0.78%	35.55% to 34.74%
2005	0.80% to 1.40%	2,370,880	19.46 to 19.03	45,251,879	0.50%	31.60% to 30.80%
2004	0.80% to 1.40%	1,392,714	14.79 to 14.55	20,303,030	1.15%	19.79% to 19.07%
2003	0.80% to 1.40%	991,282	12.34 to 12.22	12,125,928	0.38%	63.90% to 62.91%
2002	0.80% to 1.40%	203,046	7.50 to 7.53	1,523,661	0.51%	-24.99% to -24.69%	(a) (b)

Gartmore GVIT – Emerging Markets Fund – Class VI
2006	1.10% to 2.80%	2,839,512	20.83 to 19.89	58,358,811	0.62%	35.06% to 32.74%
2005	1.10% to 2.75%	1,795,459	15.42 to 15.00	27,469,297	0.51%	31.03% to 28.86%
2004	1.10% to 2.75%	690,336	11.77 to 11.64	8,096,434	1.65%	17.71% to 16.41%	(a) (b)

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.95% to 2.35%	1,370,433	12.98 to 13.75	19,466,090	6.92%	9.56% to 8.01%
2005	0.95% to 2.35%	1,835,081	11.84 to 12.73	23,862,058	7.21%	1.41% to -0.02%
2004	0.95% to 2.75%	2,793,276	11.68 to 11.69	36,076,240	7.36%	9.05% to 7.07%
2003	1.10% to 2.70%	1,610,041	11.97 to 11.80	19,212,252	6.18%	19.74% to 18.04%	(a) (b)

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III
2006	0.80% to 2.45%	2,697,783	10.65 to 11.19	30,684,739	7.38%	6.54% to 7.90%	(a)
2005	0.95% to 2.35%	1,650,804	10.47 to 10.38	17,226,530	8.47%	4.74% to 3.76%	(a) (b)

Gartmore GVIT – Gartmore GGVIT International Index Fund – Class VIII
2006	0.80% to 2.50%	344,723	10.90 to 10.78	3,735,515	1.44%	9.05% to 7.80%	(a) (b)

Gartmore GVIT – Global Financial Services Fund – Class II
2006	0.95% to 2.30%	85,448	18.29 to 21.20	1,862,421	1.63%	18.95% to 17.33%
2005	0.95% to 2.30%	91,491	15.38 to 18.07	1,683,814	1.68%	9.74% to 8.25%
2004	0.95% to 2.30%	111,302	14.02 to 16.69	1,878,091	1.63%	19.62% to 17.99%
2003	0.95% to 2.70%	67,705	11.72 to 14.01	958,244	0.62%	17.17% to 40.97%	(a) (b)

Gartmore GVIT – Global Financial Services Fund – Class III
2006	0.80% to 1.40%	230,182	19.13 to 18.59	4,294,613	2.27%	19.38% to 18.66%
2005	0.80% to 1.40%	235,707	16.02 to 15.67	3,701,998	1.28%	10.28% to 9.62%
2004	0.80% to 1.40%	401,465	14.53 to 14.29	5,747,991	2.12%	20.16% to 19.43%
2003	0.80% to 1.40%	184,883	12.09 to 11.97	2,215,524	0.56%	40.33% to 39.48%
2002	0.80% to 1.40%	107,155	8.58 to 8.62	919,991	0.02%	-14.19% to -13.84%	(a) (b)

Gartmore GVIT – Global Health Sciences Fund – Class II
2006	0.95% to 2.40%	146,024	12.50 to 15.23	2,295,803	0.00%	1.46% to -0.02%
2005	0.95% to 2.40%	164,699	12.32 to 15.23	2,566,533	0.00%	7.16% to 5.60%
2004	0.95% to 2.40%	219,080	11.50 to 14.42	3,205,101	0.00%	6.54% to 4.98%
2003	0.95% to 2.70%	161,686	10.79 to 13.70	2,231,226	0.00%	7.93% to 37.02%	(a) (b)

Gartmore GVIT – Global Health Sciences Fund – Class III
2006	0.80% to 1.40%	539,659	13.21 to 12.84	6,954,737	0.00%	1.88% to 1.27%
2005	0.80% to 1.40%	681,589	12.97 to 12.68	8,666,245	0.00%	7.56% to 6.91%
2004	0.80% to 1.40%	753,248	12.06 to 11.86	8,950,781	0.00%	6.98% to 6.33%
2003	0.80% to 1.40%	628,781	11.27 to 11.16	7,021,780	0.00%	35.68% to 34.86%
2002	0.80% to 1.40%	171,383	8.27 to 8.31	1,418,210	0.00%	-17.28% to -16.95%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Global Health Sciences Fund – Class VI
2006	0.95% to 2.50%	1,150,570	$10.75 to 10.31	$12,177,962	0.00%	1.45% to -0.14%
2005	0.95% to 2.75%	981,490	10.59 to 10.28	10,290,290	0.00%	7.21% to 5.27%
2004	0.95% to 2.65%	506,914	9.88 to 9.77	4,990,392	0.00%	-1.18% to -2.31%	(a) (b)

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.80% to 1.40%	134,349	3.36 to 3.23	437,058	0.00%	10.28% to 9.62%
2005	0.80% to 1.40%	206,846	3.05 to 2.95	613,233	0.00%	-1.31% to -1.91%
2004	0.80% to 1.40%	275,982	3.09 to 3.01	833,304	0.00%	3.48% to 2.85%
2003	0.80% to 1.40%	403,612	2.98 to 2.92	1,183,737	0.00%	53.99% to 53.06%
2002	0.80% to 1.40%	892,288	1.91 to 1.94	1,708,163	0.86%	-43.58% to -43.24%

Gartmore GVIT – Global Technology and Communications Fund – Class II
2006	0.95% to 2.45%	86,480	11.56 to 16.09	1,441,736	0.00%	9.63% to 7.97%
2005	0.95% to 2.45%	103,102	10.55 to 14.90	1,576,432	0.00%	-1.72% to -3.20%
2004	0.95% to 2.45%	153,937	10.73 to 15.39	2,408,354	0.00%	3.04% to 1.48%
2003	1.15% to 2.65%	231,676	15.34 to 15.14	3,537,844	0.00%	53.44% to 51.40%	(a) (b)

Gartmore GVIT – Global Technology and Communications Fund – Class III
2006	0.80% to 1.40%	503,432	12.38 to 12.04	6,083,287	0.00%	10.20% to 9.53%
2005	0.80% to 1.40%	399,751	11.24 to 10.99	4,406,502	0.00%	-1.31% to -1.90%
2004	0.80% to 1.40%	575,407	11.39 to 11.20	6,459,815	0.00%	3.44% to 2.82%
2003	0.80% to 1.40%	865,791	11.01 to 10.90	9,446,336	0.00%	53.95% to 53.02%
2002	0.80% to 1.40%	298,373	7.12 to 7.15	2,125,940	0.11%	-28.78% to -28.49%	(a) (b)

Gartmore GVIT – Global Technology and Communications Fund – Class VI
2006	0.95% to 2.45%	606,445	11.79 to 11.33	7,020,073	0.00%	10.14% to 8.48%
2005	0.95% to 2.50%	335,200	10.71 to 10.43	3,556,148	0.00%	-1.72% to -3.25%
2004	0.95% to 2.40%	250,218	10.89 to 10.79	2,713,673	0.00%	8.94% to 7.89%	(a) (b)

Gartmore GVIT – Global Utilities Fund – Class II
2006	0.95% to 2.10%	46,958	21.23 to 21.94	1,053,325	2.21%	36.03% to 34.45%
2005	0.95% to 2.10%	54,377	15.61 to 16.32	902,655	1.71%	5.18% to 3.96%
2004	0.95% to 2.10%	67,201	14.84 to 15.70	1,066,556	1.00%	28.33% to 26.84%
2003	1.15% to 2.70%	87,903	12.48 to 12.31	1,092,226	0.43%	24.79% to 23.08%	(a) (b)

Gartmore GVIT – Global Utilities Fund – Class III
2006	0.80% to 1.40%	703,436	19.78 to 19.23	13,573,005	2.45%	36.49% to 35.67%
2005	0.80% to 1.40%	442,364	14.49 to 14.18	6,284,975	2.27%	5.63% to 4.99%
2004	0.80% to 1.40%	578,802	13.72 to 13.50	7,825,622	1.25%	28.91% to 28.13%
2003	0.80% to 1.40%	116,517	10.64 to 10.54	1,228,994	0.62%	23.18% to 22.43%
2002	0.80% to 1.40%	62,563	8.61 to 8.64	538,730	0.73%	-13.93% to -13.58%	(a) (b)

Gartmore GVIT – Government Bond Fund – Class I
2006	0.80% to 3.25%	21,636,655	17.07 to 9.82	251,897,848	4.10%	2.52% to -0.01%
2005	0.80% to 2.95%	11,094,727	16.65 to 9.90	145,003,624	3.61%	2.44% to 0.23%
2004	0.80% to 2.80%	9,699,069	16.26 to 9.90	136,685,517	5.37%	2.44% to 0.37%
2003	0.80% to 2.60%	10,401,281	15.87 to 10.61	160,274,272	3.27%	1.18% to -0.30%	(b)
2002	0.80% to 1.40%	15,387,215	15.69 to 16.40	252,312,055	4.37%	9.43% to 10.10%

Tax qualified
2006	1.30%	1,626,743	46.68	75,942,558	4.10%	2.00%
2005	1.30%	1,939,292	45.77	88,757,078	3.61%	1.92%
2004	1.30%	2,272,676	44.90	102,051,082	5.37%	1.92%
2003	1.30%	2,859,598	44.06	125,987,256	3.27%	0.67%
2002	1.30%	3,796,805	43.76	166,158,150	4.37%	9.54%

Non-tax qualified
2006	1.30%	779,383	46.56	36,288,472	4.10%	2.00%
2005	1.30%	967,697	45.65	44,172,372	3.61%	1.92%
2004	1.30%	1,096,169	44.78	49,091,808	5.37%	1.92%
2003	1.30%	1,460,899	43.94	64,193,822	3.27%	0.67%
2002	1.30%	2,262,829	43.65	98,765,786	4.37%	9.54%

Gartmore GVIT – Growth Fund – Class I
2006	0.80% to 1.40%	3,637,231	13.84 to 15.41	61,410,149	0.05%	5.32% to 4.69%
2005	0.80% to 1.40%	4,490,233	13.14 to 14.72	72,042,518	0.08%	5.65% to 5.01%
2004	0.80% to 1.40%	5,607,355	12.44 to 14.02	85,306,314	0.30%	7.29% to 6.64%
2003	0.80% to 1.40%	6,721,760	11.59 to 13.14	95,565,258	0.02%	31.68% to 30.88%
2002	0.80% to 1.40%	7,527,420	8.80 to 11.40	81,445,432	0.00%	-29.72% to -29.29%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – International Growth Fund – Class I
2006	0.80% to 1.40%	10,735	$ 12.77 to 12.30	$133,086	1.00%	31.90% to 31.11%
2005	0.80% to 1.40%	15,486	9.68 to 9.38	146,183	0.96%	29.17% to 28.39%
2004	0.80% to 1.40%	15,800	7.50 to 7.31	116,027	0.73%	13.28% to 12.60%
2003	0.80% to 1.40%	20,616	6.62 to 6.49	134,284	0.00%	34.54% to 33.73%
2002	0.80% to 1.40%	29,445	4.85 to 4.92	143,224	0.00%	-25.15% to -24.71%

Gartmore GVIT – International Growth Fund – Class III
2006	0.80% to 1.40%	1,396,070	20.21 to 19.65	27,532,803	1.27%	31.89% to 31.10%
2005	0.80% to 1.40%	847,716	15.33 to 14.99	12,738,956	0.74%	29.14% to 28.36%
2004	0.80% to 1.40%	348,335	11.87 to 11.68	4,073,360	1.00%	13.44% to 12.75%
2003	0.80% to 1.40%	222,505	10.46 to 10.36	2,306,595	0.00%	34.25% to 33.44%
2002	0.80% to 1.40%	89,607	7.76 to 7.79	695,629	0.00%	-22.38% to -22.06%	(a) (b)

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.80% to 3.15%	31,476,825	15.19 to 16.39	574,617,190	2.05%	15.94% to 13.20%
2005	0.80% to 3.15%	28,651,809	13.10 to 14.48	456,283,327	2.09%	7.07% to 4.54%
2004	0.80% to 3.15%	15,370,206	12.24 to 13.85	229,534,791	2.08%	13.11% to 10.44%
2003	0.80% to 3.15%	2,319,152	10.82 to 12.54	29,121,998	0.96%	30.81% to 25.39%	(b)
2002	0.80% to 1.40%	222,189	8.22 to 8.27	1,828,268	1.09%	-17.77% to -17.30%	(a) (b)

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.80% to 2.90%	11,627,252	11.96 to 10.94	135,903,498	3.06%	5.32% to 3.09%
2005	0.80% to 2.90%	10,630,963	11.36 to 10.61	119,046,011	2.93%	2.48% to 0.32%
2004	0.80% to 2.85%	8,879,736	11.09 to 10.58	97,796,092	2.75%	3.82% to 1.67%
2003	0.80% to 2.65%	3,354,319	10.68 to 10.64	35,767,690	2.15%	7.04% to 6.37%	(b)
2002	0.80% to 1.40%	1,455,743	9.92 to 9.98	14,443,651	2.79%	-0.81% to -0.24%	(a) (b)

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.80% to 3.25%	119,084,540	13.55 to 13.32	1,748,946,215	2.59%	10.46% to 7.74%
2005	0.80% to 3.25%	68,034,438	12.27 to 12.36	912,007,522	2.38%	4.50% to 1.93%
2004	0.80% to 3.10%	39,171,967	11.74 to 12.16	503,658,002	2.41%	8.66% to 6.14%
2003	0.80% to 3.00%	10,453,015	10.80 to 11.47	121,349,850	1.41%	19.09% to 14.66%	(b)
2002	0.80% to 1.40%	2,118,040	9.02 to 9.07	19,115,308	1.76%	-9.79% to -9.28%	(a) (b)

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.80% to 3.25%	84,334,918	14.54 to 15.03	1,411,443,294	2.32%	13.63% to 10.83%
2005	0.80% to 3.25%	54,186,761	12.79 to 13.56	803,417,643	2.25%	6.22% to 3.60%
2004	0.80% to 3.25%	28,932,284	12.05 to 13.09	404,519,632	2.13%	11.20% to 8.45%
2003	0.80% to 2.85%	6,494,549	10.83 to 10.53	78,820,084	1.04%	25.63% to 29.11%	(b)
2002	0.80% to 1.40%	1,018,177	8.57 to 8.62	8,735,441	1.70%	-14.26% to -13.77%	(a) (b)

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.80% to 3.00%	26,410,052	12.79 to 12.09	346,803,038	2.80%	7.56% to 5.18%
2005	0.80% to 3.00%	21,337,805	11.89 to 11.49	262,262,110	2.75%	3.65% to 1.36%
2004	0.80% to 3.00%	14,377,462	11.47 to 11.34	171,579,370	2.61%	6.30% to 3.94%
2003	0.80% to 2.85%	4,202,278	10.79 to 10.41	46,736,320	1.81%	12.79% to 13.27%	(b)
2002	0.80% to 1.40%	830,335	9.52 to 9.57	7,906,829	2.34%	-4.83% to -4.29%	(a) (b)

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I
2006	0.80% to 1.40%	285,299	12.18 to 11.99	3,426,244	2.46%	11.35% to 10.68%
2005	0.80% to 1.40%	230,571	10.94 to 10.83	2,499,509	2.31%	1.72% to 1.11%
2004	1.30% to 1.40%	82,004	10.72 to 10.71	878,643	1.67%	7.17% to 7.10%	(a) (b)

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.80% to 1.40%	2,500,190	6.61 to 6.35	15,951,881	0.00%	9.03% to 8.37%
2005	0.80% to 1.40%	2,707,801	6.06 to 5.86	15,930,090	0.00%	8.87% to 8.21%
2004	0.80% to 1.40%	2,756,609	5.57 to 5.41	14,976,290	0.00%	14.42% to 13.72%
2003	0.80% to 1.40%	3,739,814	4.87 to 4.76	17,845,308	0.00%	39.02% to 38.18%
2002	0.80% to 1.40%	2,660,898	3.45 to 3.50	9,184,293	0.00%	-37.90% to -37.52%

Gartmore GVIT – Mid Cap Growth Fund – Class II
2006	0.95% to 3.25%	7,591,461	14.41 to 15.58	124,920,647	0.00%	8.61% to 6.09%
2005	0.95% to 2.90%	1,755,225	13.27 to 14.83	26,824,934	0.00%	8.56% to 6.43%
2004	0.95% to 2.80%	1,007,022	12.22 to 13.96	14,330,559	0.00%	14.12% to 11.99%
2003	1.15% to 2.80%	299,970	12.61 to 12.46	3,768,515	0.00%	26.05% to 24.65%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.80% to 2.95%	7,922,124	$ 16.00 to 16.86	$ 132,450,412	1.14%	9.01% to 6.66%
2005	0.80% to 3.00%	9,202,373	14.67 to 15.79	140,639,610	1.01%	11.20% to 8.75%
2004	0.80% to 3.00%	9,133,807	13.20 to 14.52	124,396,672	0.54%	14.81% to 12.26%
2003	0.80% to 2.80%	8,099,016	11.49 to 12.95	93,067,272	0.43%	33.57% to 29.50%	(b)
2002	0.80% to 1.40%	6,856,576	8.47 to 8.60	58,143,111	0.43%	-16.49% to -15.98%

Gartmore GVIT – Money Market Fund – Class I
2006	0.80% to 3.25%	30,582,760	13.64 to 9.56	454,065,260	4.85%	3.70% to 1.14%
2005	0.80% to 2.90%	25,994,392	13.15 to 9.55	403,550,772	2.81%	1.85% to -0.30%
2004	0.80% to 2.85%	24,692,825	12.91 to 9.59	402,897,044	0.83%	0.00% to -2.06%
2003	0.80% to 2.45%	31,545,544	12.91 to 9.83	530,145,947	0.67%	-0.18% to -1.71%	(b)
2002	0.80% to 1.40%	41,511,317	12.93 to 26.43	755,818,167	1.22%	-0.21% to 0.40%

Gartmore GVIT – Nationwide Fund – Class I
2006	0.80% to 1.40%	3,758,145	23.33 to 26.61	99,304,252	1.04%	12.72% to 12.04%
2005	0.80% to 1.40%	4,977,888	20.70 to 23.75	117,501,938	0.87%	6.58% to 5.94%
2004	0.80% to 1.40%	6,455,251	19.42 to 22.41	143,936,000	1.22%	8.87% to 8.22%
2003	0.80% to 1.40%	8,257,174	17.84 to 20.71	170,241,418	0.54%	26.49% to 25.73%
2002	0.80% to 1.40%	10,146,387	14.10 to 16.47	166,485,649	0.83%	-18.51% to -18.02%

Tax qualified
2006	1.30%	1,402,652	109.59	153,719,563	1.04%	12.15%
2005	1.30%	1,654,420	97.71	161,661,582	0.87%	6.05%
2004	1.30%	1,922,412	92.14	177,133,737	1.22%	8.32%
2003	1.30%	2,184,289	85.06	185,796,420	0.54%	25.86%
2002	1.30%	2,441,029	67.59	164,977,267	0.83%	-18.43%

Non-tax qualified
2006	1.30%	720,281	106.77	76,904,383	1.04%	12.15%
2005	1.30%	839,281	95.20	79,898,458	0.87%	6.05%
2004	1.30%	986,311	89.77	88,539,823	1.22%	8.32%
2003	1.30%	1,167,236	82.87	96,728,819	0.54%	25.86%
2002	1.30%	1,364,710	65.84	89,858,992	0.83%	-18.43%

Gartmore GVIT – Nationwide Fund – Class II
2006	1.10% to 3.25%	11,257,455	16.96 to 14.32	185,406,908	0.96%	12.16% to 9.73%
2005	1.10% to 2.95%	1,503,114	15.12 to 13.16	22,317,067	0.68%	5.87% to 3.89%
2004	1.10% to 2.95%	618,825	14.29 to 12.67	8,749,904	1.25%	8.33% to 6.30%
2003	1.15% to 2.60%	241,206	13.18 to 13.01	3,168,470	0.12%	31.81% to 30.12%	(a) (b)

Gartmore GVIT – Nationwide Leaders Fund – Class III
2006	0.80% to 1.40%	416,108	15.55 to 15.11	6,311,879	0.74%	15.20% to 14.50%
2005	0.80% to 1.40%	335,241	13.49 to 13.20	4,438,380	1.75%	9.42% to 8.76%
2004	0.80% to 1.40%	109,158	12.33 to 12.13	1,327,655	0.41%	17.82% to 17.11%
2003	0.80% to 1.40%	112,472	10.47 to 10.36	1,167,054	0.19%	24.59% to 23.84%
2002	0.80% to 1.40%	140,893	8.37 to 8.40	1,179,449	1.10%	-16.33% to -15.99%	(a) (b)

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.80% to 1.40%	1,582,686	7.78 to 7.47	11,881,738	0.00%	2.38% to 1.77%
2005	0.80% to 1.40%	2,005,492	7.60 to 7.34	14,778,743	0.00%	7.23% to 6.58%
2004	0.80% to 1.40%	2,492,775	7.08 to 6.89	17,218,219	0.00%	12.51% to 11.83%
2003	0.80% to 1.40%	2,968,907	6.30 to 6.16	18,323,132	0.00%	33.19% to 32.39%
2002	0.80% to 1.40%	2,398,287	4.65 to 4.73	11,172,305	0.00%	-34.22% to -33.82%

Gartmore GVIT – Small Cap Growth Fund – Class II
2006	1.10% to 2.50%	874,697	16.77 to 15.87	14,347,686	0.00%	1.86% to 0.42%
2005	1.10% to 2.50%	833,849	16.47 to 15.81	13,450,257	0.00%	6.55% to 5.05%
2004	1.10% to 2.50%	638,942	15.45 to 15.05	9,662,816	0.00%	11.92% to 10.34%
2003	1.10% to 2.45%	253,671	13.81 to 13.64	3,438,415	0.00%	38.07% to 36.42%	(a) (b)

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.80% to 1.40%	4,662,412	23.71 to 22.50	105,594,388	0.43%	16.36% to 15.66%
2005	0.80% to 1.40%	5,997,704	20.38 to 19.45	117,326,190	0.06%	2.25% to 1.63%
2004	0.80% to 1.40%	7,841,197	19.93 to 19.14	150,777,246	0.00%	16.36% to 15.66%
2003	0.80% to 1.40%	9,693,103	17.13 to 16.55	160,991,883	0.00%	55.60% to 54.66%
2002	0.80% to 1.40%	10,426,144	10.70 to 11.01	111,874,546	0.01%	-28.18% to -27.75%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Small Cap Value Fund – Class II
2006	0.95% to 2.70%	1,931,451	$ 15.89 to 21.48	$43,101,602	0.22%	15.99% to 13.94%
2005	0.95% to 2.50%	1,711,970	13.70 to 18.96	33,130,471	0.00%	1.81% to 0.22%
2004	0.95% to 2.70%	1,569,325	13.45 to 18.85	30,077,570	0.00%	15.89% to 13.84%
2003	0.95% to 2.70%	573,102	11.61 to 16.55	9,519,702	0.00%	16.09% to 65.55%	(a) (b)

Gartmore GVIT – Small Company Fund – Class I
2006	0.80% to 1.40%	5,162,695	38.86 to 36.34	189,121,006	0.10%	11.14% to 10.47%
2005	0.80% to 1.40%	6,249,268	34.96 to 32.89	206,998,058	0.00%	11.42% to 10.75%
2004	0.80% to 1.40%	7,419,392	31.38 to 29.70	221,665,394	0.00%	18.07% to 17.36%
2003	0.80% to 1.40%	8,866,029	26.57 to 25.31	225,469,321	0.00%	39.89% to 39.04%
2002	0.80% to 1.40%	10,259,753	18.20 to 19.00	187,503,638	0.00%	-18.49% to -17.99%

Gartmore GVIT – Small Company Fund – Class II
2006	0.95% to 3.25%	4,583,575	16.02 to 17.83	94,540,917	0.06%	10.69% to 8.13%
2005	0.95% to 2.90%	3,282,029	14.47 to 16.65	61,689,901	0.00%	10.95% to 8.77%
2004	0.95% to 2.65%	2,079,601	13.04 to 16.79	35,465,182	0.00%	17.66% to 15.64%
2003	0.95% to 2.70%	652,337	11.08 to 14.51	9,493,737	0.00%	10.84% to 45.11%	(a) (b)

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.80% to 1.40%	366,483	3.25 to 3.19	1,171,318	0.00%	49.76% to 48.85%
2002	0.80% to 1.40%	471,889	2.14 to 2.17	1,012,335	0.00%	-43.66% to -43.32%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class III
2003	0.80% to 1.40%	222,768	11.22 to 11.10	2,475,993	0.00%	49.27% to 48.37%
2002	0.80% to 1.40%	131,428	7.48 to 7.51	983,837	0.00%	-25.17% to -24.87%	(a) (b)

Gartmore GVIT – U.S. Growth Leaders Fund – Class II
2006	1.10% to 2.95%	1,117,672	18.07 to 14.94	19,776,812	0.17%	-1.60% to -3.43%
2005	1.10% to 2.95%	1,053,974	18.36 to 15.47	19,056,867	0.00%	10.47% to 8.41%
2004	1.10% to 2.95%	643,867	16.62 to 14.27	10,597,692	0.00%	10.87% to 8.79%
2003	1.10% to 2.50%	275,354	14.99 to 14.81	4,108,083	0.00%	49.94% to 48.08%	(a) (b)

Gartmore GVIT – U.S. Growth Leaders Fund – Class III
2006	0.80% to 1.40%	454,175	15.20 to 14.78	6,733,083	0.25%	-1.08% to -1.68%
2005	0.80% to 1.40%	651,383	15.37 to 15.03	9,813,069	0.00%	11.10% to 10.43%
2004	0.80% to 1.40%	652,165	13.83 to 13.61	8,890,581	0.00%	11.55% to 10.87%
2003	0.80% to 1.40%	994,663	12.40 to 12.28	12,223,231	0.00%	51.18% to 50.26%
2002	0.80% to 1.40%	38,325	8.17 to 8.20	313,433	0.00%	-18.29% to -17.96%	(a) (b)

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class II
2006	0.80% to 3.25%	11,215,121	13.38 to 15.77	203,267,045	1.51%	14.64% to 11.81%
2005	0.80% to 3.00%	3,772,570	11.67 to 14.20	60,363,959	1.31%	3.12% to 0.84%
2004	0.80% to 3.00%	2,181,509	11.32 to 14.09	34,193,585	1.18%	13.17% to 13.57%	(a)
2003	1.10% to 2.50%	447,441	13.68 to 13.51	6,093,942	0.77%	36.80% to 35.10%	(a) (b)

Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I
2006	0.80% to 2.70%	4,491,128	14.21 to 11.36	56,418,087	4.15%	4.00% to 2.02%
2005	0.80% to 2.35%	4,431,813	13.67 to 11.25	54,176,221	4.11%	1.36% to -0.21%
2004	0.80% to 2.35%	3,294,635	13.48 to 11.28	40,671,999	5.14%	5.68% to 4.03%
2003	0.80% to 2.25%	2,474,699	12.76 to 10.85	29,929,422	5.67%	11.22% to 8.50%	(b)
2002	0.80% to 1.40%	1,720,805	11.29 to 11.47	19,448,829	6.23%	5.71% to 6.35%

Gartmore GVIT – Worldwide Leaders Fund – Class III
2006	0.80% to 1.40%	384,266	17.17 to 16.89	6,502,021	0.82%	24.81% to 24.06%
2005	0.80% to 1.40%	219,580	13.75 to 13.62	2,992,804	0.44%	18.39% to 17.67%
2004	1.30% to 1.40%	19,645	11.58 to 11.57	227,435	0.00%	15.79% to 15.71%	(a) (b)

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.95% to 2.55%	946,961	13.30 to 13.61	13,298,761	2.03%	9.37% to 7.61%
2005	0.95% to 2.55%	889,457	12.16 to 12.65	11,543,065	1.93%	6.64% to 4.92%
2004	0.95% to 2.55%	965,605	11.40 to 12.06	11,838,785	2.75%	7.26% to 5.53%
2003	1.10% to 2.55%	546,262	11.57 to 11.42	6,279,309	1.86%	15.72% to 14.23%	(a) (b)

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.80% to 2.80%	3,715,916	8.61 to 15.37	36,031,995	0.13%	8.25% to 6.07%
2005	0.80% to 2.80%	4,486,139	7.95 to 14.49	39,249,662	0.01%	11.66% to 9.41%
2004	0.80% to 2.80%	5,056,803	7.12 to 13.24	38,894,723	0.02%	17.02% to 14.67%
2003	0.80% to 2.80%	5,884,690	6.09 to 11.55	37,329,405	0.23%	19.27% to 15.50%	(b)
2002	0.80% to 1.40%	6,806,637	5.02 to 5.10	34,232,639	0.28%	-17.11% to -16.60%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – Global Technology Portfolio – Service II Shares
2006	0.80% to 1.40%	411,359	$12.29 to 11.94	$4,935,597	0.00%	7.08% to 6.43%
2005	0.80% to 1.40%	465,574	11.48 to 11.22	5,242,415	0.00%	10.44% to 9.77%
2004	0.80% to 1.40%	608,518	10.39 to 10.22	6,234,982	0.00%	0.03% to -0.58%
2003	0.80% to 1.40%	646,612	10.39 to 10.28	6,657,474	0.00%	45.96% to 45.08%
2002	0.80% to 1.40%	330,773	7.09 to 7.12	2,345,727	0.00%	-29.12% to -28.83%	(a) (b)

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	0.80% to 1.40%	957,855	4.22 to 4.05	3,893,993	0.00%	6.97% to 6.32%
2005	0.80% to 1.40%	1,331,430	3.94 to 3.81	5,087,677	0.00%	10.66% to 9.99%
2004	0.80% to 1.40%	1,940,791	3.56 to 3.46	6,737,842	0.00%	-0.24% to -0.84%
2003	0.80% to 1.40%	2,607,410	3.57 to 3.49	9,122,989	0.00%	45.30% to 44.43%
2002	0.80% to 1.40%	3,550,055	2.42 to 2.46	8,594,761	0.00%	-41.76% to -41.41%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2006	0.95% to 2.50%	237,661	15.64 to 16.18	3,888,158	0.15%	9.72% to 8.01%
2005	0.95% to 2.50%	177,552	14.26 to 14.98	2,697,907	1.32%	9.86% to 8.15%
2004	0.95% to 2.70%	141,265	12.98 to 13.81	1,972,978	2.26%	16.35% to 14.29%
2003	1.15% to 2.70%	40,586	12.21 to 12.08	493,558	0.14%	22.08% to 20.80%	(a) (b)

Janus Aspen Series – International Growth Portfolio – Service II Shares
2006	0.80% to 3.25%	6,010,855	23.27 to 20.40	131,707,793	1.95%	45.53% to 41.94%
2005	0.80% to 2.20%	1,666,749	15.99 to 14.63	25,822,972	1.10%	30.96% to 29.12%
2004	0.80% to 2.20%	995,810	12.21 to 11.33	11,887,853	0.91%	17.76% to 13.29%	(b)
2003	0.80% to 1.40%	739,921	10.37 to 10.26	7,601,917	1.03%	33.47% to 32.66%
2002	0.80% to 1.40%	646,682	7.74 to 7.77	5,004,178	0.39%	-22.65% to-22.33%	(a) (b)

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.80% to 2.15%	1,090,672	13.24 to 30.80	16,201,270	1.82%	45.46% to 43.49%
2005	0.80% to 2.45%	1,379,274	9.10 to 21.28	14,034,749	0.98%	30.89% to 28.72%
2004	0.80% to 2.45%	1,822,897	6.95 to 16.53	14,029,437	0.77%	17.74% to 15.78%
2003	0.80% to 2.15%	2,390,414	5.90 to 14.32	15,852,117	0.84%	33.46% to 43.16%	(b)
2002	0.80% to 1.40%	3,173,860	4.35 to 4.42	13,840,520	0.54%	-26.80% to -26.35%

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio
2006	0.80% to 1.40%	1,328,877	14.35 to 14.12	18,795,204	0.59%	15.91% to 15.21%
2005	0.80% to 1.40%	2,326,240	12.38 to 12.25	28,535,450	0.22%	8.34% to 7.69%
2004	0.80% to 1.40%	837,806	11.42 to 11.38	9,536,123	0.00%	14.23% to 13.78%	(a) (b)

MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class
2006	0.95% to 3.15%	1,642,788	12.34 to 12.55	23,833,223	0.00%	6.29% to 3.93%
2005	0.95% to 3.15%	1,866,912	11.61 to 12.08	25,659,631	0.14%	3.24% to 0.95%
2004	1.10% to 3.15%	1,330,865	13.65 to 11.97	17,804,034	0.00%	7.79% to 5.55%
2003	1.15% to 2.80%	430,072	12.66 to 11.36	5,365,390	0.00%	26.62% to 13.64%	(a) (b)

MFS Variable Insurance Trust – Value Series – Service Class
2006	0.80% to 3.15%	3,466,377	11.10 to 16.18	63,110,866	0.70%	11.02% to 16.72%	(a)
2005	1.10% to 3.15%	1,732,243	15.74 to 13.86	26,565,220	0.77%	5.30% to 3.12%
2004	1.10% to 3.15%	871,754	14.94 to 13.44	12,731,984	0.38%	13.56% to 11.21%
2003	1.10% to 2.75%	318,844	13.16 to 12.12	4,095,704	0.01%	31.60% to 21.20%	(a) (b)

MTB Large Cap Growth Fund II
2006	1.15% to 2.35%	91,381	11.48 to 11.12	1,057,960	0.54%	9.08% to 7.76%
2005	1.15% to 2.35%	87,319	10.53 to 10.32	928,731	0.45%	0.85% to -0.37%
2004	1.15% to 2.35%	58,138	10.44 to 10.36	611,643	0.75%	4.37% to 3.58%	(a) (b)

MTB Large Cap Value Fund II
2006	1.15% to 2.35%	100,046	14.34 to 13.89	1,450,895	1.01%	16.26% to 14.85%
2005	1.15% to 2.35%	82,930	12.33 to 12.09	1,038,567	0.97%	9.02% to 7.70%
2004	1.15% to 2.35%	50,546	11.31 to 11.23	579,510	1.08%	13.12% to 12.26%	(a) (b)

MTB Managed Allocation Fund – Aggressive Growth II
2006	1.15% to 1.85%	27,147	12.19 to 12.04	329,302	3.32%	13.51% to 12.71%
2005	1.35% to 1.75%	11,254	10.72 to 10.69	120,559	1.08%	7.21% to 6.92%	(a) (b)

MTB Managed Allocation Fund – Conservative Growth II
2006	1.15% to 1.75%	8,142	10.83 to 10.72	88,038	3.85%	5.73% to 5.09%
2005	1.25% to 1.75%	3,652	10.24 to 10.20	37,354	3.18%	2.39% to 2.04%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MTB Managed Allocation Fund – Moderate Growth II
2006	1.15% to 2.60%	703,592	$ 12.08 to 11.62	$8,580,243	2.61%	9.15% to 7.56%
2005	1.15% to 2.60%	659,109	11.07 to 10.81	7,392,704	1.78%	2.80% to 1.30%
2004	1.15% to 2.35%	396,790	10.77 to 10.68	4,342,283	1.60%	7.65% to 6.84%	(a) (b)

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.80% to 2.50%	399,331	9.77 to 15.09	6,218,632	0.00%	-2.34% to 2.63%	(a)
2005	0.95% to 2.50%	361,496	12.43 to 14.71	5,431,443	0.00%	1.92% to 0.33%
2004	1.05% to 2.50%	257,470	12.18 to 14.66	3,819,533	0.00%	10.70% to 9.08%
2003	1.15% to 2.70%	102,949	13.60 to 13.41	1,391,900	0.00%	36.01% to 34.14%	(a) (b)

Neuberger Berman Advisers Management Trust – Growth Portfolio – Class I
2006	0.80% to 1.40%	3,507,840	18.76 to 21.62	141,328,488	0.00%	13.16% to 12.48%
2005	0.80% to 1.40%	4,407,773	16.58 to 19.22	155,259,354	0.00%	12.59% to 11.91%
2004	0.80% to 1.40%	5,418,656	14.72 to 17.18	167,323,055	0.00%	15.67% to 14.97%
2003	0.80% to 1.40%	6,552,886	12.73 to 14.94	172,620,548	0.00%	30.35% to 29.56%
2002	0.80% to 1.40%	7,698,064	9.76 to 26.11	153,833,660	0.00%	-32.13% to -31.72%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.80% to 1.40%	1,399,614	13.79 to 13.09	18,425,578	0.61%	12.47% to 11.79%
2005	0.80% to 1.40%	1,777,747	12.26 to 11.71	20,912,861	0.14%	7.53% to 6.88%
2004	0.80% to 1.40%	2,342,770	11.40 to 10.95	25,763,450	0.11%	14.89% to 14.19%
2003	0.80% to 1.40%	2,668,163	9.93 to 9.59	25,677,371	0.81%	30.71% to 29.92%
2002	0.80% to 1.40%	3,171,959	7.38 to 7.59	23,476,909	0.85%	-27.48% to -27.04%

Neuberger Berman Advisers Management Trust – International Portfolio – Class S
2006	0.80% to 3.25%	10,936,799	10.39 to 13.73	153,950,501	0.34%	3.93% to 19.45%	(a)
2005	1.10% to 2.90%	816,611	11.66 to 11.52	9,478,809	0.19%	16.64% to 15.23%	(a) (b)

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	0.80% to 3.25%	19,400,879	14.68 to 9.53	224,892,310	3.51%	3.37% to 0.82%
2005	0.80% to 2.75%	8,471,408	14.20 to 9.59	116,762,312	2.78%	0.63% to -1.34%
2004	0.80% to 2.75%	8,511,968	14.11 to 9.72	125,688,679	3.65%	-0.03% to -1.99%
2003	0.80% to 2.60%	7,936,054	14.11 to 10.21	129,353,531	4.54%	1.60% to -0.34%	(b)
2002	0.80% to 1.40%	8,258,426	13.89 to 21.48	142,681,972	4.63%	3.86% to 4.50%

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – S Class Shares
2006	0.95% to 2.80%	502,810	15.56 to 17.17	9,020,221	0.00%	13.39% to 11.27%
2005	0.95% to 2.80%	497,419	13.72 to 15.43	7,966,901	0.00%	12.35% to 10.26%
2004	0.95% to 2.80%	543,076	12.22 to 13.99	7,797,293	0.00%	14.93% to 12.79%
2003	1.15% to 2.80%	425,358	12.62 to 12.41	5,345,674	0.00%	26.19% to 24.08%

Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I
2006	0.80% to 1.40%	5,867,088	29.10 to 34.71	205,069,108	0.68%	11.35% to 10.67%
2005	0.80% to 1.40%	7,134,701	26.14 to 31.36	225,087,003	0.95%	17.10% to 16.40%
2004	0.80% to 1.40%	7,656,207	22.32 to 26.94	207,292,280	0.01%	18.02% to 17.31%
2003	0.80% to 1.40%	9,238,599	18.91 to 22.97	213,058,281	0.00%	34.01% to 33.20%
2002	0.80% to 1.40%	10,763,542	14.11 to 17.39	186,221,915	0.57%	-25.21% to -24.75%

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S
2006	0.80% to 2.55%	1,440,361	10.21 to 12.39	18,134,505	0.33%	2.14% to 8.11%	(a)
2005	1.10% to 2.70%	345,932	11.58 to 11.45	3,990,761	0.00%	15.77% to 14.53%	(a) (b)

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I
2006	0.80% to 3.25%	14,567,602	13.54 to 15.09	232,049,667	0.09%	12.80% to 10.02%
2005	0.80% to 3.00%	2,318,131	12.00 to 13.81	33,095,968	0.00%	6.00% to 3.66%
2004	0.95% to 3.00%	851,027	12.45 to 13.32	11,561,669	0.00%	12.20% to 9.88%
2003	1.10% to 2.15%	87,804	12.28 to 12.20	1,075,366	0.00%	22.84% to 21.97%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 3
2006	0.80% to 1.40%	5,524,646	22.35 to 21.86	121,147,673	0.98%	16.75% to 16.05%
2005	0.80% to 1.40%	5,308,749	19.15 to 18.84	100,226,186	0.96%	13.43% to 12.74%
2004	0.80% to 1.40%	4,802,654	16.88 to 16.71	80,353,321	1.07%	18.24% to 17.53%
2003	0.80% to 1.40%	3,077,238	14.28 to 14.22	43,773,740	0.00%	42.77% to 42.19%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 4
2006	0.95% to 2.70%	6,304,392	15.20 to 14.50	94,470,011	0.85%	16.29% to 14.24%
2005	0.95% to 2.50%	5,674,152	13.07 to 12.73	73,470,008	0.64%	12.97% to 11.20%
2004	0.95% to 2.70%	2,505,064	11.57 to 11.43	28,879,946	0.00%	15.69% to 14.33%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	4,523,880	$23.58 to 25.18	$137,769,586	2.17%	10.26% to 9.59%
2005	0.80% to 1.40%	5,647,775	21.38 to 22.98	155,150,510	1.80%	3.06% to 2.44%
2004	0.80% to 1.40%	6,601,220	20.75 to 22.43	175,416,139	1.04%	9.22% to 8.56%
2003	0.80% to 1.40%	7,605,940	19.00 to 20.66	184,623,097	2.85%	23.96% to 23.21%
2002	0.80% to 1.40%	8,670,954	15.33 to 22.73	169,953,878	3.70%	-11.66% to -11.12%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	6,037,158	17.31 to 16.34	99,391,010	0.39%	7.09% to 6.44%
2005	0.80% to 1.40%	7,865,933	16.16 to 15.36	121,515,526	0.95%	4.26% to 3.63%
2004	0.80% to 1.40%	10,200,109	15.50 to 14.82	151,901,981	0.31%	6.08% to 5.44%
2003	0.80% to 1.40%	11,344,613	14.62 to 14.05	160,093,105	0.40%	29.90% to 29.11%
2002	0.80% to 1.40%	12,583,296	10.88 to 11.25	137,424,259	0.64%	-27.88% to -27.44%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Service Class
2006	0.95% to 2.95%	4,129,863	12.79 to 13.41	64,078,686	0.19%	6.66% to 4.51%
2005	0.95% to 2.90%	4,173,108	11.99 to 12.85	61,055,416	0.66%	3.87% to 1.83%
2004	0.95% to 2.75%	3,161,586	11.54 to 12.65	44,803,436	0.18%	5.60% to 3.68%
2003	1.10% to 2.70%	1,061,170	13.70 to 13.51	14,365,108	0.00%	37.02% to 35.08%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	5,265,751	17.21 to 17.57	115,936,276	5.40%	4.44% to 3.81%
2005	0.80% to 1.40%	6,433,177	16.48 to 16.93	135,323,164	5.43%	1.77% to 1.15%
2004	0.80% to 1.40%	8,037,160	16.19 to 16.74	165,175,386	4.84%	4.65% to 4.02%
2003	0.80% to 1.40%	10,449,202	15.47 to 16.09	203,238,653	6.01%	5.93% to 5.28%
2002	0.80% to 1.40%	13,606,303	14.61 to 23.00	247,141,316	7.33%	7.55% to 8.21%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	7,165,665	39.75 to 38.62	294,029,956	1.05%	16.75% to 16.05%
2005	0.80% to 1.40%	8,956,758	34.04 to 33.28	315,862,240	1.04%	13.40% to 12.71%
2004	0.80% to 1.40%	11,400,256	30.02 to 29.53	355,783,572	1.28%	18.21% to 17.50%
2003	0.80% to 1.40%	14,615,943	25.40 to 25.13	387,057,516	0.78%	41.88% to 41.02%
2002	0.80% to 1.40%	19,239,592	17.82 to 19.54	360,616,517	0.58%	-23.23% to -22.76%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Service Class
2006	0.95% to 2.30%	967,988	18.27 to 22.31	22,124,575	0.88%	16.25% to 14.67%
2005	0.95% to 2.30%	1,118,144	15.72 to 19.46	22,094,897	0.85%	12.98% to 11.44%
2004	0.95% to 2.30%	1,316,404	13.91 to 17.46	23,100,094	1.49%	17.75% to 16.15%
2003	1.10% to 2.30%	1,143,121	15.19 to 15.03	17,208,692	0.00%	51.92% to 50.31%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares
2006	1.30% to 1.40%	87,967	10.52 to 10.51	924,954	0.00%	5.16% to 5.09%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Service Class
2006	0.95% to 2.75%	3,180,409	12.62 to 12.22	44,449,263	7.17%	8.19% to 6.23%
2005	0.95% to 2.45%	3,038,153	11.66 to 12.67	39,502,363	5.82%	1.04% to -0.49%
2004	0.95% to 2.35%	2,601,130	11.54 to 13.18	33,693,872	4.57%	7.70% to 6.24%
2003	0.95% to 2.70%	1,175,216	10.72 to 11.97	14,186,550	0.00%	7.17% to 19.74%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	2,841,846	10.59 to 10.17	29,040,677	1.13%	14.11% to 13.42%
2005	0.80% to 1.40%	3,231,392	9.28 to 8.96	29,087,134	1.38%	5.13% to 4.50%
2004	0.80% to 1.40%	3,830,214	8.83 to 8.58	32,960,291	0.87%	8.58% to 7.93%
2003	0.80% to 1.40%	4,118,904	8.13 to 7.95	32,811,064	0.85%	25.71% to 24.95%
2002	0.80% to 1.40%	3,496,934	6.36 to 6.47	22,280,163	0.75%	-19.94% to -19.45%

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Service Class
2006	0.95% to 3.25%	14,409,505	14.27 to 14.33	236,003,634	0.48%	13.67% to 11.04%
2005	0.95% to 2.95%	3,831,295	12.56 to 13.01	55,729,762	0.95%	4.74% to 2.63%
2004	0.95% to 2.85%	2,371,195	11.99 to 12.70	33,173,754	0.49%	8.11% to 6.04%
2003	1.10% to 2.80%	783,827	13.16 to 11.98	10,229,287	0.00%	31.60% to 19.83%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	227,665	10.04 to 10.00	2,277,965	0.00%	0.41% to 0.01%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Service Class
2006	0.95% to 3.25%	3,305,000	16.41 to 18.39	70,852,158	0.01%	13.57% to 10.94%
2005	0.95% to 2.90%	1,105,896	14.45 to 16.74	21,104,247	0.00%	8.68% to 6.54%
2004	0.95% to 2.70%	731,026	13.29 to 17.34	12,914,027	0.00%	18.05% to 15.96%
2003	0.95% to 2.65%	272,097	11.26 to 14.96	4,089,001	0.00%	12.62% to 49.59%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.80% to 1.40%	3,147,364	$ 6.40 to 6.15	$19,465,941	0.00%	2.13% to 1.52%
2005	0.80% to 1.40%	4,765,383	6.27 to 6.06	28,985,432	0.00%	11.43% to 10.76%
2004	0.80% to 1.40%	5,103,889	5.63 to 5.47	28,008,620	0.00%	18.82% to 18.10%
2003	0.80% to 1.40%	4,845,750	4.74 to 4.63	22,499,732	0.00%	24.59% to 23.83%
2002	0.80% to 1.40%	4,980,792	3.74 to 3.80	18,660,610	0.67%	-28.80% to -28.37%

Pioneer Small Cap Value II VCT Portfolio – Class I
2005	0.95% to 1.05%	80,124	15.46 to 15.43	1,237,644	0.48%	13.86% to 13.74%
2004	0.95% to 1.05%	38,238	13.58 to 13.56	519,026	0.00%	21.15% to 21.02%
2003	0.95%	2,627	11.21	29,448	0.60%	12.10%	(a) (b)

Pioneer Small Cap Value VCT Portfolio – Class I
2006	0.95% to 1.05%	124,148	10.81 to 10.80	1,341,708	0.26%	8.10% to 8.04%	(a) (b)

Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares
2006	1.05% to 2.80%	551,603	14.73 to 15.18	8,748,454	1.52%	14.70% to 12.67%
2005	0.95% to 2.80%	644,011	12.87 to 13.47	8,937,063	1.64%	4.23% to 2.29%
2004	1.05% to 2.80%	491,760	12.33 to 13.17	6,602,053	0.90%	9.94% to 8.00%
2003	1.15% to 2.50%	131,535	12.33 to 12.22	1,615,235	0.00%	23.30% to 22.17%	(a) (b)

Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares
2006	1.15% to 2.40%	87,538	20.43 to 19.50	1,761,143	0.61%	26.25% to 24.66%
2005	1.15% to 2.65%	92,906	16.18 to 15.53	1,485,977	1.49%	10.91% to 9.23%
2004	1.15% to 2.65%	126,817	14.59 to 14.22	1,836,698	2.11%	14.86% to 13.12%
2003	0.95% to 2.40%	186,001	11.65 to 12.59	2,324,072	0.00%	16.55% to 25.93%	(a) (b)

Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares
2006	0.95% to 2.80%	213,216	12.21 to 12.50	2,766,251	0.10%	4.44% to 2.49%
2005	0.95% to 2.80%	276,236	11.69 to 12.20	3,456,648	0.71%	4.69% to 2.74%
2004	1.10% to 2.80%	261,001	12.22 to 11.87	3,144,631	0.17%	3.88% to 2.09%
2003	1.15% to 2.80%	101,667	11.76 to 11.63	1,179,509	0.00%	17.63% to 16.31%	(a) (b)

Strong Variable Insurance Funds, Inc. – Strong International Stock Fund II
2003	1.30%	2	1.04	2	2.56%	-81.09%
2002	0.80% to 1.40%	2,668,379	5.45 to 5.66	14,603,968	3.33%	-27.57% to -27.13%

T. Rowe Price Blue Chip Growth Portfolio – II
2006	0.80% to 2.90%	1,860,568	10.59 to 11.78	22,408,234	0.29%	5.86% to 6.17%	(a)
2005	1.10% to 2.90%	596,546	11.23 to 11.10	6,676,122	0.19%	12.32% to 10.96%	(a) (b)

T. Rowe Price Equity Income Portfolio – II
2006	0.80% to 2.95%	4,412,317	11.04 to 12.01	54,220,730	1.32%	10.35% to 15.16%	(a)
2005	1.10% to 2.80%	1,288,795	10.56 to 10.44	13,568,484	1.31%	5.59% to 4.39%	(a) (b)

T. Rowe Price Limited Term Bond Portfolio – Class II
2006	1.10% to 2.80%	897,335	10.34 to 10.05	9,206,800	3.73%	2.88% to 1.12%
2005	1.10% to 2.70%	297,273	10.05 to 9.95	2,977,178	2.51%	0.54% to 0.54%	(a) (b)

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Class R1
2006	0.80% to 1.40%	690,934	11.40 to 11.22	7,763,189	7.87%	5.55% to 4.91%
2005	0.80% to 1.40%	653,908	10.80 to 10.69	6,998,382	6.56%	-3.89% to -4.47%
2004	0.80% to 1.40%	494,491	11.24 to 11.19	5,536,020	0.00%	12.37% to 11.92%	(a) (b)

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class
2006	0.80% to 1.40%	1,107,173	15.82 to 16.79	21,961,040	8.79%	5.63% to 4.99%
2005	0.80% to 1.40%	1,440,459	14.98 to 15.99	26,984,368	7.64%	-3.81% to -4.39%
2004	0.80% to 1.40%	1,831,299	15.57 to 16.72	35,793,497	9.55%	8.28% to 7.62%
2003	0.80% to 1.40%	2,862,991	14.38 to 15.54	51,489,785	2.03%	17.22% to 16.51%
2002	0.80% to 1.40%	4,136,893	12.27 to 16.90	62,492,689	0.00%	19.95% to 20.68%

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1
2006	0.80% to 1.40%	1,106,434	22.92 to 22.56	25,013,200	0.53%	38.42% to 37.59%
2005	0.80% to 1.40%	877,819	16.56 to 16.40	14,412,087	0.59%	30.81% to 30.02%
2004	0.80% to 1.40%	513,201	12.66 to 12.61	6,474,361	0.00%	26.61% to 26.10%	(a) (b)

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.80% to 1.40%	2,079,717	21.49 to 20.22	42,350,828	0.63%	38.38% to 37.55%
2005	0.80% to 1.40%	2,663,102	15.53 to 14.70	39,392,769	0.84%	30.94% to 30.15%
2004	0.80% to 1.40%	3,491,296	11.86 to 11.29	39,648,217	0.64%	24.88% to 24.13%
2003	0.80% to 1.40%	5,585,517	9.50 to 9.01	51,038,448	0.10%	52.96% to 52.03%
2002	0.80% to 1.40%	5,964,059	5.98 to 6.21	35,821,395	0.25%	-4.26% to -3.68%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1
2006	0.80% to 1.40%	1,470,219	$ 23.26 to 22.89	$ 33,718,368	0.07%	23.54% to 22.80%
2005	0.80% to 1.40%	1,551,985	18.83 to 18.64	28,960,958	0.19%	50.41% to 49.50%
2004	0.80% to 1.40%	746,021	12.52 to 12.47	9,304,789	0.00%	25.17% to 24.67%	(a) (b)

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.80% to 1.40%	1,340,984	32.32 to 31.31	48,678,714	0.07%	23.50% to 22.75%
2005	0.80% to 1.40%	1,699,058	26.17 to 25.51	49,998,755	0.35%	50.46% to 49.56%
2004	0.80% to 1.40%	2,157,026	17.39 to 17.05	42,204,825	0.43%	23.24% to 22.49%
2003	0.80% to 1.40%	3,205,129	14.14 to 13.95	50,839,940	0.41%	43.92% to 43.05%
2002	0.80% to 1.40%	3,463,167	9.75 to 11.96	38,122,503	0.82%	-4.19% to -3.61%

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I
2006	0.80% to 1.40%	136,094	10.44 to 10.40	1,416,424	1.17%	4.45% to 4.03%	(a) (b)

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class II
2006	0.95% to 3.25%	10,572,601	11.13 to 10.14	113,144,737	3.36%	2.58% to 0.20%
2005	0.95% to 2.90%	1,959,026	10.85 to 10.22	20,680,370	2.78%	2.95% to 0.93%
2004	1.10% to 2.85%	797,097	10.44 to 10.13	8,251,586	3.48%	2.93% to 1.12%
2003	1.15% to 2.60%	147,979	10.14 to 10.04	1,495,211	0.01%	1.37% to 0.38%	(a) (b)

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.80% to 1.40%	498,158	19.88 to 18.77	9,413,461	8.31%	9.92% to 9.26%
2005	0.80% to 1.40%	725,492	18.08 to 17.18	12,534,982	7.55%	11.36% to 10.68%
2004	0.80% to 1.40%	992,232	16.24 to 15.52	15,474,285	6.82%	9.18% to 8.52%
2003	0.80% to 1.40%	1,706,650	14.87 to 14.30	24,503,530	0.00%	26.84% to 26.08%
2002	0.80% to 1.40%	1,362,649	11.34 to 11.72	15,504,147	8.08%	7.69% to 8.35%

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class II
2006	1.10% to 2.15%	145,536	16.72 to 16.02	2,396,495	8.35%	9.59% to 8.43%
2005	1.10% to 2.45%	171,015	15.26 to 14.64	2,577,975	7.16%	10.91% to 9.40%
2004	0.95% to 2.45%	246,266	11.80 to 13.38	3,341,560	8.89%	9.03% to 7.38%
2003	1.10% to 2.65%	217,082	12.64 to 12.44	2,731,124	0.00%	26.36% to 24.38%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.80% to 1.40%	3,810,701	59.82 to 56.82	218,265,572	1.07%	36.94% to 36.12%
2005	0.80% to 1.40%	4,368,496	43.68 to 41.74	183,618,271	1.20%	16.12% to 15.42%
2004	0.80% to 1.40%	5,160,818	37.62 to 36.16	187,725,450	1.47%	35.30% to 34.49%
2003	0.80% to 1.40%	5,597,622	27.80 to 26.89	151,232,148	0.00%	36.41% to 35.59%
2002	0.80% to 1.40%	6,388,968	19.83 to 20.38	127,217,556	3.13%	-2.18% to -1.58%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class II
2006	0.95% to 2.80%	4,145,461	23.69 to 26.78	116,700,717	0.94%	36.36% to 33.83%
2005	0.95% to 2.70%	3,310,194	17.37 to 20.07	68,799,980	1.14%	15.65% to 13.61%
2004	0.95% to 2.75%	2,479,086	15.02 to 17.65	44,807,033	1.33%	34.78% to 32.33%
2003	0.95% to 2.70%	801,715	11.14 to 13.35	10,824,041	0.00%	11.44% to 33.46%	(a)

Victory Variable Insurance Funds – Diversified Stock Fund Class A Shares
2006	1.15% to 2.10%	65,321	14.95 to 14.47	969,737	0.30%	12.38% to 11.30%
2005	1.15% to 2.10%	64,852	13.30 to 13.00	859,735	0.07%	7.50% to 6.47%
2004	1.15% to 2.00%	40,476	12.37 to 12.23	502,687	0.97%	8.40% to 7.47%
2003	1.25% to 1.70%	1,741	11.41 to 12.90	21,716	0.27%	14.11% to 13.95%	(a) (b)

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Discovery FundSM
2006	0.80% to 1.40%	2,138,630	23.22 to 27.88	68,607,503	0.00%	13.73% to 13.04%
2005	0.80% to 1.40%	2,486,339	20.42 to 24.66	70,294,123	0.00%	7.41% to 6.76%
2004	0.80% to 1.40%	3,008,430	19.01 to 23.10	79,265,637	0.00%	14.79% to 14.10%
2003	0.80% to 1.40%	3,528,905	16.56 to 20.24	81,166,340	0.00%	38.31% to 37.48%
2002	0.80% to 1.40%	4,412,647	11.97 to 17.90	73,328,599	0.00%	-13.25% to -12.72%

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Large Company Growth Fund
2006	1.40% to 2.20%	13,143	10.60 to 10.41	137,213	0.00%	0.92% to 0.10%
2005	1.40% to 2.20%	13,234	10.50 to 10.40	137,863	0.18%	4.22% to 3.38%
2004	2.10%	2,297	10.06	23,117	0.00%	0.64%	(a) (b)

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Money Market Fund
2006	1.15% to 1.40%	1,635	10.47 to 10.41	17,055	26.87%	3.22% to 2.96%
2005	1.40%	1,058	10.11	10,698	34.36%	1.11%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Opportunity FundSM
2006	0.80% to 1.40%	7,005,669	$ 32.42 to 38.06	$334,888,686	0.00%	11.32% to 10.65%
2005	0.80% to 1.40%	8,710,393	29.12 to 34.39	373,720,329	0.00%	7.02% to 6.38%
2004	0.80% to 1.40%	10,844,850	27.21 to 32.33	434,154,524	0.00%	17.27% to 16.57%
2003	0.80% to 1.40%	13,018,344	23.20 to 27.74	444,110,406	0.07%	35.91% to 35.09%
2002	0.80% to 1.40%	16,110,284	17.07 to 28.12	403,963,377	0.34%	-27.84% to -27.40%

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Total Return Bond Fund
2006	1.15%	2,116	10.39	21,981	4.32%	2.63%
2005	1.15%	2,116	10.12	21,419	0.49%	0.73%

2006 Reserves for annuity contracts in payout phase:				11,157,956

2006 Contract owners’ equity				$17,880,717,436

2005 Reserves for annuity contracts in payout phase:				9,694,221

2005 Contract owners’ equity				$13,950,161,968

2004 Reserves for annuity contracts in payout phase:				9,554,595

2004 Contract owners’ equity				$12,749,242,735

2003 Reserves for annuity contracts in payout phase:				10,819,827

2003 Contract owners’ equity				$11,391,384,498

2002 Reserves for annuity contracts in payout phase:				10,470,739

2002 Contract owners’ equity				$9,986,015,760

*
This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)
Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company) as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.

/s/ KPMG LLP
Columbus, Ohio March 1, 2007

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income

(in millions)

	Years ended December 31,
	2006	2005	2004
Revenues:
Policy charges	$1,132.6	$1,055.1	$1,025.2
Traditional life insurance and immediate annuity premiums	308.3	260.0	270.4
Net investment income	2,058.5	2,105.2	2,000.5
Net realized gains (losses) on investments, hedging instruments and hedged items	7.1	10.6	(36.4)
Other income	0.2	2.2	9.8

Total revenues	3,506.7	3,433.1	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	1,330.1	1,331.0	1,277.2
Life insurance and annuity benefits	450.3	377.5	369.2
Policyholder dividends on participating policies	25.6	33.1	36.2
Amortization of deferred policy acquisition costs	450.3	466.3	410.1
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)	65.5	66.3	59.8
Other operating expenses	531.8	538.8	582.0

Total benefits and expenses	2,853.6	2,813.0	2,734.5

Income from continuing operations before federal income tax expense	653.1	620.1	535.0
Federal income tax expense	30.6	95.6	120.0

Income from continuing operations	622.5	524.5	415.0
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(3.3)

Net income	$622.5	$524.5	$411.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2006	2005
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $25,197.2 in 2006; $26,658.9 in 2005)	$25,275.4	$27,198.1
Equity securities (cost $28.5 in 2006; $35.1 in 2005)	34.4	42.1
Mortgage loans on real estate, net	8,202.2	8,458.9
Real estate, net	54.8	84.9
Policy loans	639.2	604.7
Other long-term investments	598.9	641.5
Short-term investments, including amounts managed by a related party	1,722.0	1,596.6

Total investments	36,526.9	38,626.8

Cash	0.5	0.9
Accrued investment income	323.6	344.0
Deferred policy acquisition costs	3,758.0	3,597.9
Other assets	2,001.5	1,699.1
Assets held in separate accounts	67,351.9	62,689.8

Total assets	$109,962.4	$106,958.5

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$34,409.4	$35,941.1
Short-term debt	75.2	242.3
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,988.1	3,130.1
Liabilities related to separate accounts	67,351.9	62,689.8

Total liabilities	105,524.6	102,703.3

Shareholder’s equity:
Common stock, $1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	4,130.9	3,883.4
Accumulated other comprehensive income	28.7	93.6

Total shareholder’s equity	4,437.8	4,255.2

Total liabilities and shareholder’s equity	$109,962.4	$106,958.5

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income	Total shareholder’s equity
Balance as of December 31, 2003	$3.8	$271.3	$3,257.2	$467.3	$3,999.6

Comprehensive income:
Net income	—	—	411.7	—	411.7
Other comprehensive loss, net of taxes	—	—	—	(73.5)	(73.5)

Total comprehensive income					338.2

Capital contributed by NFS	—	3.1	—	—	3.1
Dividends to NFS	—	—	(125.0)	—	(125.0)

Balance as of December 31, 2004	3.8	274.4	3,543.9	393.8	4,215.9

Comprehensive income:
Net income	—	—	524.5	—	524.5
Other comprehensive loss, net of taxes	—	—	—	(300.2)	(300.2)

Total comprehensive income					224.3

Dividends to NFS	—	—	(185.0)	—	(185.0)

Balance as of December 31, 2005	3.8	274.4	3,883.4	93.6	4,255.2

Comprehensive income:
Net income	—	—	622.5	—	622.5
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					557.6

Dividends to NFS	—	—	(375.0)	—	(375.0)

Balance as of December 31, 2006	$3.8	$274.4	$4,130.9	$28.7	$4,437.8

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2006	2005	2004
Cash flows from operating activities:
Net income	$622.5	$524.5	$411.7
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments, hedging instruments and hedged items	(7.1)	(10.6)	36.4
Interest credited to policyholder account values	1,330.1	1,331.0	1,277.2
Capitalization of deferred policy acquisition costs	(569.6)	(460.5)	(496.4)
Amortization of deferred policy acquisition costs	450.3	466.3	410.1
Amortization and depreciation	46.6	65.6	73.0
(Increase) decrease in other assets	(298.0)	591.0	(303.5)
Increase (decrease) in policy and other liabilities	225.7	(511.1)	324.4
Other, net	0.1	(114.9)	1.5

Net cash provided by operating activities	1,800.6	1,881.3	1,734.4

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	5,128.6	4,198.5	3,099.4
Proceeds from sale of securities available-for-sale	2,267.3	2,619.7	2,485.5
Proceeds from repayments or sales of mortgage loans on real estate	2,430.8	2,854.6	1,920.9
Cost of securities available-for-sale acquired	(5,658.9)	(6,924.1)	(6,291.4)
Cost of mortgage loans on real estate originated or acquired	(2,180.4)	(2,524.9)	(2,169.9)
Net (increase) decrease in short-term investments	(125.4)	56.9	205.9
Collateral (paid) received - securities lending, net	(332.6)	36.6	89.4
Other, net	52.1	121.6	(357.2)

Net cash provided by (used in) investing activities	1,581.5	438.9	(1,017.4)

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(167.1)	27.3	15.2
Capital contributed by NFS	—	—	3.1
Cash dividends paid to NFS	(375.0)	(185.0)	(125.0)
Investment and universal life insurance product deposits	3,400.8	2,845.4	3,561.6
Investment and universal life insurance product withdrawals	(6,241.2)	(5,022.5)	(4,156.5)

Net cash used in financing activities	(3,382.5)	(2,334.8)	(701.6)

Net (decrease) increase in cash	(0.4)	(14.6)	15.4
Cash, beginning of period	0.9	15.5	0.1

Cash, end of period	$0.5	$0.9	$15.5

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2006, 2005 and 2004

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2006 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers and TBG Insurance Services Corporation d/b/a TBG Financial (TBG Financial) through its joint venture with MC Insurance Agency Services, LLC d/b/a Mullin Consulting. The Company also distributes products through the NMIC agency distribution force.

As of December 31, 2006 and 2005, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a “structured product model” is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2006, 71% of the fair values of fixed maturity securities were obtained from independent pricing services, 20% from the Company’s pricing matrices and 9% from other sources compared to 72%, 20% and 8%, respectively, in 2005.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company’s accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2006, the Company had a diversified portfolio with no more than 25.5% of the mortgage loan portfolio in any geographic region of the U.S. and no more than 2.6% with any one borrower, compared to 23.8% and 1.6%, respectively, as of December 31, 2005. As of December 31, 2006 and 2005, 33.4% and 32.0% of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties, respectively.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into “receive fixed/pay variable” interest rate swaps to hedge existing variable rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. Investment products primarily consist of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard & Poor’s (S&P) 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC true-up and unlocking adjustments are reflected currently in the consolidated statements of income.

(f) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to guaranteed contracts, which are riders to existing variable annuity contracts.

(g) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was calculated by the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(h) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% in 2006 (10% in 2005 and 11% in 2004) of the Company’s life insurance in force, 50% of the number of life insurance policies in force in 2006 (52% in 2005 and 55% in 2004) and 5% of life insurance statutory premiums in 2006 (5% in 2005 and 7% in 2004). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(i) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

(k) Reclassification

Certain items in the 2005 and 2004 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(3)	Recently Issued Accounting Standards
In February 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statements No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company currently is evaluating the impact of adopting SFAS 159.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. If in the last quarter of the preceding fiscal year an employer enters into a transaction that results in a settlement or experiences an event that causes a curtailment of the plan, the related gain or loss pursuant to Statement 88 or 106 is required to be recognized in earnings that quarter. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. A registrant applying the new guidance for the first time that identifies material errors in existence at the beginning of the first fiscal year ending after November 15, 2006, may correct those errors through a one-time cumulative effect adjustment to beginning-of-year retained earnings. The cumulative effect alternative is available only if the application of the new guidance results in a conclusion that a material error exists as of the beginning of the first fiscal year ending after November 15, 2006, and those misstatements were determined to be immaterial based on a proper application of the registrant’s previous method for quantifying misstatements. Because of the beginning-of-year recognition of the cumulative effect adjustment, misstatements occurring in the year of adoption cannot be included in that adjustment. SAB 108 requires the following disclosures if a cumulative effect adjustment is recorded: the nature and amount of each individual error included in the cumulative effect adjustment; when and how each error arose; and the fact that the errors had previously been considered immaterial. The cumulative effect adjustment is available only for prior-year uncorrected misstatements. The adjustment should not include amounts related to changes in accounting estimates. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company plans to adopt FIN 48 effective January 1, 2007. FIN 48 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156).SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006, with early adoption permitted. The Company plans to adopt SFAS 156 effective January 1, 2007. SFAS 156 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company elected to early adopt SFAS 155 as of January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 is not expected to have a material impact on the Company’s financial position and/or results of operations.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 has not had any impact on the Company’s financial position or results of operations since adoption.

In July 2003, the AICPA issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic affecting the Company was the accounting for contracts with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statements of income:

(in millions)	January 1, 2004
Increase in future policy benefits:
Ratchet interest crediting	$(12.3)
Secondary guarantees - life insurance	(2.4)
GMDB claim reserves	(1.8)
GMIB claim reserves	(1.0)

Subtotal	(17.5)
Adjustment to amortization of deferred policy acquisition costs related to above	12.4
Deferred federal income taxes	1.8

Cumulative effect of adoption of accounting principle, net of taxes	$(3.3)

(4)	Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to these disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company’s estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: See Note 2(b).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair values of liabilities related to separate accounts are the amounts payable on demand, net of certain surrender charges.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company’s limited payment policies for which the Company has used discounted cash flow analyses to estimate fair value, similar to those used for investment contracts with known maturities.

Short-term debt, collateral received – securities lending and collateral received – derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments.

Interest rate and cross-currency interest rate swaps:The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Interest rate futures contracts: The fair values for futures contracts are based on quoted market prices.

Other derivatives: The fair values for other derivatives are based on credit event probabilities, equity option index levels and broker valuations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

	2006		2005
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$25,275.4	$25,275.4	$27,198.1	$27,198.1
Equity securities	34.4	34.4	42.1	42.1
Mortgage loans on real estate, net	8,202.2	8,060.7	8,458.9	8,503.0
Policy loans	639.2	639.2	604.7	604.7
Short-term investments	1,722.0	1,722.0	1,596.6	1,596.6
Cash	0.5	0.5	0.9	0.9
Assets held in separate accounts	67,351.9	67,351.9	62,689.8	62,689.8

Liabilities
Investment contracts	(27,124.7)	(25,455.2)	(28,698.1)	(26,607.2)
Policy reserves on life insurance contracts	(7,284.7)	(7,120.4)	(7,243.0)	(7,173.1)
Short-term debt	(75.2)	(75.2)	(242.3)	(242.3)
Long-term debt, payable to NFS	(700.0)	(809.3)	(700.0)	(822.8)
Collateral received – securities lending and derivatives	(986.1)	(986.1)	(1,359.1)	(1,359.1)
Liabilities related to separate accounts	(67,351.9)	(66,149.8)	(62,689.8)	(61,483.5)

Derivative financial instruments
Interest rate swaps hedging assets	4.2	4.2	3.3	3.3
Cross-currency interest rate swaps	66.1	66.1	178.5	178.5
Interest rate futures contracts	(2.4)	(2.4)	1.6	1.6
Other derivatives	128.2	128.2	41.1	41.1

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then match the variable rate paid on the liability.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures during the commitment period. With short U.S. Treasury futures, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments (i.e., commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. As both sides of the cross-currency interest rate swap are variable, the derivative instrument is a basis swap. While the receive-side terms of the cross-currency interest rate swap will line up with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these derivative instruments do not receive hedge accounting treatment.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in the foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2006, approximately 82% of separate account assets were invested in equity mutual funds (approximately 83% as of December 31, 2005). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate the amortization of DAC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company’s long-term assumption for net separate account returns is 8% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than had the Company’s long-term assumption for net separate account returns been realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine whether unlocking is appropriate. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company has implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contractholder’s premium payments. However, the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity is likely to lead to earnings volatility. This volatility was negligible in 2006. As of December 31, 2006 and 2005, the net amount at risk was $562.4 million and $1.08 billion before reinsurance, respectively, and $119.0 million and $178.4 million net of reinsurance, respectively. As of December 31, 2006 and 2005, the Company’s reserve for GMDB claims was $29.3 million and $26.9 million, respectively. See Note 3 to the audited consolidated financial statements included in the F pages of this report for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the time of issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the GMAB terms limit asset allocation by (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. Subsequent changes in the fair value of the embedded derivative are recognized in earnings. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contractholder persistency, market returns, correlations of market returns and market return volatility.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contractholder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 Index futures contracts and does not qualify for hedge accounting under current guidance. Quarterly, the Company purchases S&P 500 Index put options and over-the-counter basket put options, which are constructed in order to minimize the tracking error of the hedge and the GMAB liability. See Note 2(c) to the audited consolidated financial statements included in the F pages of this report for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative is likely to create volatility in earnings; however, the economic hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2006 and 2005. As of December 31, 2006 and 2005, the balance of the GMAB embedded derivative was $116.3 million and $67.9 million, respectively. The increase in the balance of the GMAB embedded derivative was driven by the value of new business sold during 2006.

Beginning in March 2005, the Company began offering a hybrid GMAB/guaranteed lifetime withdrawal benefit (GLWB) through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit which begins upon the maturity of the GMAB and extends for the duration of the insured’s life. In the event that the insured’s contract value is exhausted through such withdrawals, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contract owner has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.INC), a stand-alone GLWB, to compliment CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above. L.INC provides for enhanced retirement income security via guaranteed accumulation rates and withdrawal rates that increase with age without the liquidity loss associated with annuitization. The lifetime withdrawal feature also is being economically hedged. Currently, the Company is using S&P 500 Index and U.S. Treasury futures to hedge exposure to declining equity and interest rate markets, respectively. Similar to GMDBs, the Company’s economic valuation of the lifetime income obligation is not consistent with the accounting treatment of the obligation. Therefore, hedging activity is likely to create volatility in earnings; however, the economic hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2006.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2006, 2005 and 2004, a net gain of $2.9 million, a net gain of $4.1 million and a net loss of $11.3 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Cash Flow Hedges

For the years ended December 31, 2006, 2005 and 2004, the ineffective portion of cash flow hedges was a net loss of $1.5 million, a net gain of $3.1 million and a net gain of $1.0 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

The Company anticipates reclassifying less than $0.8 million in net losses out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less.

During 2006, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2006, 2005 and 2004 included a net loss of $0.5 million, a net loss of $9.1 million and a net gain of $8.1 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, the Individual Investments segment included a loss of $11.4 million and a gain of $5.1 million for the years ended December 31, 2006 and 2005, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2006, 2005 and 2004, net losses of $10.6 million, $80.7 million and $5.9 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $14.1 million, $78.3 million and $5.9 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2006, 2005 and 2004, respectively.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2006	2005
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,930.5	$2,040.1
Pay variable/receive fixed rate swaps hedging investments	60.4	79.2
Pay variable/receive fixed rate swaps hedging liabilities	—	550.0
Pay variable/receive variable rate swaps hedging liabilities	—	30.0
Pay fixed/receive variable rate swaps hedging liabilities	1,048.8	170.0
Other contracts hedging investments	—	10.0
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	452.9	439.8
Hedging foreign currency denominated liabilities	1,137.1	1,312.4
Credit default swaps and other non-hedging instruments	478.6	555.3
Equity option contracts	1,640.7	774.4
Interest rate futures contracts	214.2	120.5

Total	$6,963.2	$6,081.7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$11.4	$1.4	$133.7
Agencies not backed by the full faith and credit of the U. S. Government	559.4	46.2	2.2	603.4
Obligations of states and political subdivisions	266.0	0.7	7.2	259.5
Debt securities issued by foreign governments	34.9	1.7	0.1	36.5
Corporate securities
Public	8,602.0	168.8	109.9	8,660.9
Private	6,015.4	128.8	71.4	6,072.8
Mortgage-backed securities – U.S. Government-backed	6,089.1	21.3	112.8	5,997.6
Asset-backed securities	3,506.7	43.3	39.0	3,511.0

Total fixed maturity securities	25,197.2	422.2	344.0	25,275.4
Equity securities	28.5	6.2	0.3	34.4

Total securities available-for-sale	$25,225.7	$428.4	$344.3	$25,309.8

December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$163.8	$14.3	$0.6	$177.5
Agencies not backed by the full faith and credit of the U. S. Government	849.7	61.2	6.2	904.7
Obligations of states and political subdivisions	300.3	2.4	3.8	298.9
Debt securities issued by foreign governments	41.4	2.7	0.1	44.0
Corporate securities
Public	9,520.0	233.7	106.2	9,647.5
Private	6,572.2	195.3	65.3	6,702.2
Mortgage-backed securities – U.S. Government-backed	6,048.3	18.1	107.6	5,958.8
Asset-backed securities	3,463.2	42.6	41.3	3,464.5

Total fixed maturity securities	26,958.9	570.3	331.1	27,198.1
Equity securities	35.1	7.0	—	42.1

Total securities available-for-sale	$26,994.0	$577.3	$331.1	$27,240.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2006. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,476.3	$1,488.2
Due after one year through five years	6,350.0	6,406.7
Due after five years through ten years	4,697.0	4,722.5
Due after ten years	3,078.1	3,149.4

Subtotal	15,601.4	15,766.8
Mortgage-backed securities – U.S. Government-backed	6,089.1	5,997.6
Asset-backed securities	3,506.7	3,511.0

Total	$25,197.2	$25,275.4

The following table presents the components of net unrealized gains on securities available-for-sale as of December 31:

(in millions)	2006	2005
Net unrealized gains, before adjustments and taxes	$84.1	$246.2
Adjustment to DAC	83.3	42.4
Adjustment to future policy benefits and claims	(83.1)	(104.6)
Deferred federal income taxes	(29.5)	(64.4)

Net unrealized gains	$54.8	$119.6

The following table presents an analysis of the net decrease in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2006	2005	2004
Fixed maturity securities	$(161.0)	$(704.1)	$(153.3)
Equity securities	(1.1)	(3.4)	(1.2)

Net change	$(162.1)	$(707.5)	$(154.5)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$49.8	$0.8	$17.7	$0.6	$67.5	$1.4
Agencies not backed by the full faith and credit of the U.S. Government	31.7	0.1	120.3	2.1	152.0	2.2
Obligations of states and political subdivisions	82.4	1.0	156.3	6.2	238.7	7.2
Debt securities issued by foreign governments	12.8	0.1	—	—	12.8	0.1
Corporate securities
Public	2,445.0	24.3	2,964.6	85.6	5,409.6	109.9
Private	1,162.7	13.5	1,872.3	57.9	3,035.0	71.4
Mortgage-backed securities – U.S. Government-backed	767.8	6.4	3,809.5	106.4	4,577.3	112.8
Asset-backed securities	539.2	4.2	1,336.6	34.8	1,875.8	39.0

Total fixed maturity securities	5,091.4	50.4	10,277.3	293.6	15,368.7	344.0
Equity securities	0.1	—	3.4	0.3	3.5	0.3

Total	$5,091.5	$50.4	$10,280.7	$293.9	$15,372.2	$344.3

% of gross unrealized losses		15%		85%

December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$25.1	$0.5	$3.7	$0.1	$28.8	$0.6
Agencies not backed by the full faith and credit of the U.S. Government	297.0	4.9	42.2	1.3	339.2	6.2
Obligations of states and political subdivisions	150.7	3.0	29.7	0.8	180.4	3.8
Debt securities issued by foreign governments	7.4	0.1	—	—	7.4	0.1
Corporate securities
Public	3,210.4	63.2	1,088.2	43.0	4,298.6	106.2
Private	1,690.3	39.1	672.6	26.2	2,362.9	65.3
Mortgage-backed securities – U.S. Government-backed	4,062.8	88.6	632.6	19.0	4,695.4	107.6
Asset-backed securities	1,420.7	26.1	432.5	15.2	1,853.2	41.3

Total fixed maturity securities	10,864.4	225.5	2,901.5	105.6	13,765.9	331.1
Equity securities	3.9	—	—	—	3.9	—

Total	$10,868.3	$225.5	$2,901.5	$105.6	$13,769.8	$331.1

% of gross unrealized losses		68%		32%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Increases in unrealized losses more than one year are primarily due to changes in the interest rate environment. Those securities are not considered other-than-temporarily impaired because the decline in market value is attributed to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold those investments until recovery.

Proceeds from the sale of securities available-for-sale during 2006, 2005 and 2004 were $2.27 billion, $2.62 billion and $2.49 billion, respectively. During 2006, gross gains of $61.6 million ($71.9 million and $61.5 million in 2005 and 2004, respectively) and gross losses of $64.1 million ($22.6 million and $8.7 million in 2005 and 2004, respectively) were realized on those sales.

The Company had $5.1 million and $22.2 million of real estate investments as of December 31, 2006 and 2005, respectively, that were non-income producing during the preceding twelve months.

Real estate held for use is presented at cost less accumulated depreciation of $16.7 million as of December 31, 2006 ($21.5 million as of December 31, 2005). The carrying value of real estate held for sale totaled $42.1 million and $2.5 million as of December 31, 2006 and 2005, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $17.5 million as of December 31, 2006 ($29.7 million as of December 31, 2005), for which the related valuation allowance was $12.3 million ($7.1 million as of December 31, 2005). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2006, the average recorded investment in impaired mortgage loans on real estate was $3.5 million ($7.4 million in 2005). Interest income on those loans, which is recognized on a cash basis, totaled $1.9 million in 2006 ($2.1 million in 2005).

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2006	2005	2004
Allowance, beginning of period	$31.1	$33.3	$29.1
Net additions (reductions) to allowance	3.2	(2.2)	4.2

Allowance, end of period	$34.3	$31.1	$33.3

The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)	2006	2005	2004
Total realized gains on sales, net of hedging losses	$88.8	$75.6	$65.0
Total realized losses on sales, net of hedging gains	(64.8)	(22.9)	(12.7)
Total other-than-temporary and other investment impairments	(17.1)	(36.8)	(90.6)
Credit default swaps	(1.1)	(7.5)	0.3
Periodic net coupon settlements on non-qualifying derivatives	1.9	1.1	6.6
Other derivatives	(0.6)	1.1	(5.0)

Net realized gains (losses) on investments, hedging instruments and hedged items	$7.1	$10.6	$(36.4)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2006	2005	2004
Securities available-for-sale:
Fixed maturity securities	$1,419.2	$1,466.2	$1,461.9
Equity securities	2.6	2.4	1.2
Mortgage loans on real estate	535.4	577.3	577.4
Real estate	17.0	16.6	17.9
Short-term investments	47.3	18.8	8.9
Derivatives	(1.9)	(31.0)	(94.3)
Other	105.8	112.2	78.4

Gross investment income	2,125.4	2,162.5	2,051.4
Less investment expenses	66.9	57.3	50.9

Net investment income	$2,058.5	$2,105.2	$2,000.5

Fixed maturity securities with an amortized cost of $8.1 million and $16.4 million as of December 31, 2006 and 2005, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2006, the Company had not pledged any fixed maturity securities as collateral to various derivative counterparties compared to $8.5 million as of December 31, 2005.

As of December 31, 2006 and 2005, the Company had received $802.3 million and $1.10 billion, respectively, of cash collateral on securities lending and $171.0 million and $203.3 million, respectively, of cash for derivative collateral. As of December 31, 2006 and 2005, the Company had not received any non-cash collateral on securities. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2006 and 2005, the Company had loaned securities with a fair value of $778.6 million and $1.07 billion, respectively. The Company also held $12.8 million and $53.2 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2006 and 2005, respectively.

(7)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides four primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); and (4) a hybrid guarantee with GMAB and GLWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2006			2005
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,231.4	$17.1	60	$9,260.6	$32.5	60
Reset	17,587.0	24.2	63	16,932.1	58.7	63
Ratchet	13,481.0	16.0	66	11,020.6	28.9	65
Rollup	538.4	5.7	70	592.1	8.4	69
Combo	2,588.7	14.9	68	2,530.6	22.3	68

Subtotal	43,426.5	77.9	65	40,336.0	150.8	64
Earnings enhancement	477.8	41.1	61	418.5	27.6	61

Total - GMDB	$43,904.3	$119.0	65	$40,754.5	$178.4	63

GMAB[2]:
5 Year	$2,131.1	$0.1	N/A	$1,041.8	$0.5	N/A
7 Year	1,865.7	0.1	N/A	1,103.5	0.2	N/A
10 Year	784.0	—	N/A	595.5	0.1	N/A

Total - GMAB	$4,780.8	$0.2	N/A	$2,740.8	$0.8	N/A

GMIB[3]:
Ratchet	$450.6	$—	N/A	$444.7	$—	N/A
Rollup	1,187.1	—	N/A	1,189.3	—	N/A
Combo	0.5	—	N/A	0.5	—	N/A

Total - GMIB	$1,638.2	$—	N/A	$1,634.5	$—	N/A

GLWB:
Lifetime Income (L.INC)	$993.8	$—	N/A	$—	$—	N/A

Total - GLWB	$993.8	$—	N/A	$—	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2006.

[2]	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $2.95 billion and $939.1 million as of December 31, 2006 and 2005, respectively.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the years indicated:

(in millions)	GMDB	GMAB	GMIB	GLWB	Total
Balance as of December 31, 2004	$23.6	$20.6	$0.8	$—	$45.0
Expense provision	32.8	—	0.4	—	33.2
Net claims paid	(29.5)	—	—	—	(29.5)
Value of new business sold	—	53.4	—	—	53.4
Change in fair value	—	(6.1)	—	—	(6.1)

Balance as of December 31, 2005	26.9	67.9	1.2	—	96.0
Expense provision	32.5	—	—	0.3	32.8
Net claims paid	(30.1)	—	—	—	(30.1)
Value of new business sold	—	95.2	—	—	95.2
Change in fair value	—	(46.8)	—	—	(46.8)

Balance as of December 31, 2006	$29.3	$116.3	$1.2	$0.3	$147.1

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of December 31:

(in millions)	2006	2005
Mutual funds:
Bond	$4,467.3	$3,857.3
Domestic equity	29,808.4	28,011.3
International equity	3,420.5	2,161.4

Total mutual funds	37,696.2	34,030.0
Money market funds	1,414.4	1,350.4

Total	$39,110.6	$35,380.4

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

In accordance with SOP 03-01, GLWB claim reserves for the L.INC rider are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance and recognizing such potential additional liabilities of the Company as a benefit reserve expense ratably over the accumulation period. The Company periodically evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to life insurance and annuity benefits in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2006 and 2005:

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
Maximum	4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%
GMABs and hybrid GMABs/GLWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

(8)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2006	2005
$800.0 million commercial paper program	$—	$134.7
$350.0 million securities lending program facility	75.2	75.0
$250.0 million securities lending program facility	—	32.6

Total short-term debt	$75.2	$242.3

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.60 billion and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2006, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2006 and 2005. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had no commercial paper outstanding at December 31, 2006 and $134.7 million outstanding at December 31, 2005 at a weighted average effective interest rate of 4.22%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $75.2 million and $75.0 million outstanding under this agreement as of December 31, 2006 and 2005, respectively. As of December 31, 2006, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $11.7 million, $11.5 million and $3.6 million in 2006, 2005 and 2004, respectively.

(9)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2006	2005
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million, $53.7 million and $50.7 million in 2006, 2005 and 2004, respectively. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

(10)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2006	2005
Deferred tax assets:
Future policy benefits	$607.8	$630.5
Other	138.6	185.9

Gross deferred tax assets	746.4	816.4
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	739.4	809.4

Deferred tax liabilities:
Deferred policy acquisition costs	1,022.2	970.5
Other	173.9	237.1

Gross deferred tax liabilities	1,196.1	1,207.6

Net deferred tax liability	$456.7	$398.2

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2006, 2005 and 2004.

The Company’s current federal income tax (asset) liability was $(12.6) million and $53.8 million as of December 31, 2006 and 2005, respectively.

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves representing its best estimate of additional amounts the Company could be required to pay if certain positions it had taken were challenged and ultimately denied by the IRS with respect to these tax years. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD).

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the quarter ended June 30, 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

During the third quarter of 2005, the Company refined its separate account DRD estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables in the amount of $42.6 million related to all tax years (2000 – 2005) that were open at that time. In addition, the Company recorded $5.6 million of net benefit adjustments primarily related to differences between the 2004 estimated tax liability and the amounts reported on the Company’s 2004 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2006	2005	2004
Current	$(61.8)	$90.6	$181.5
Deferred	92.4	5.0	(61.5)

Federal income tax expense	$30.6	$95.6	$120.0

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2006		2005		2004
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$228.6	35.0	$217.0	35.0	$187.2	35.0
Tax exempt interest and DRD	(67.5)	(10.3)	(107.5)	(17.3)	(47.2)	(8.8)
Reserve release	(110.9)	(17.0)	—	—	—	—
Other, net	(19.6)	(3.0)	(13.9)	(2.3)	(20.0)	(3.8)

Total	$30.6	4.7	$95.6	15.4	$120.0	22.4

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC had the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004. The Jobs Creation Act of 2004 had no other significant impact on the Company’s tax position.

Total federal income taxes (refunded) paid were $(4.3) million, $182.2 million and $142.3 million during the years ended December 31, 2006, 2005 and 2004, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(11)	Shareholders’ Equity, Regulatory Risk-Based Capital and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

State insurance laws generally restrict the ability of insurance companies to pay cash dividends and make other payments in excess of certain prescribed limitations without prior approval. The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. The statutory capital and surplus of NLIC as of December 31, 2006 and 2005 was $2.68 billion and $2.60 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2006, 2005 and 2004 was $537.5 million, $462.5 million and $317.7 million, respectively. As of January 1, 2007, based on statutory financial results as of and for the year ended December 31, 2006, NLIC could pay dividends totaling $162.5 million without obtaining prior approval. As of March 1, 2007, NLIC will be able to pay dividends to NFS totaling $232.5 million upon providing prior notice to the ODI. On February 21, 2007, NLIC declared an ordinary dividend of $232.5 million and an extraordinary dividend of $242.5 million, both payable to NFS in March 2007. NLIC will provide notice to the ODI of the ordinary dividend and seek prior approval from the ODI of the extraordinary dividend before paying these dividends to NFS.

In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Comprehensive Income

The Company’s comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)	2006	2005	2004
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(171.3)	$(687.2)	$(182.0)
Net adjustment to deferred policy acquisition costs	40.9	187.0	99.1
Net adjustment to future policy benefits and claims	21.5	17.0	(11.0)
Related federal income tax benefit	38.1	169.1	33.3

Net unrealized losses	(70.8)	(314.1)	(60.6)

Reclassification adjustment for net realized losses (gains) on securities available-for-sale realized during the period:
Net unrealized losses (gains)	9.2	(20.3)	27.5
Related federal income tax (benefit) expense	(3.2)	7.1	(9.6)

Net reclassification adjustment	6.0	(13.2)	17.9

Other comprehensive loss on securities available-for-sale	(64.8)	(327.3)	(42.7)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(0.2)	41.7	(47.4)
Related federal income tax benefit (expense)	0.1	(14.6)	16.6

Other comprehensive (loss) income on cash flow hedges	(0.1)	27.1	(30.8)

Total other comprehensive loss	$(64.9)	$(300.2)	$(73.5)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2006, 2005 and 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(12)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $19.9 million, $16.6 million and $13.7 million for the years ended December 31, 2006, 2005 and 2004, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2006, 2005 and 2004.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $6.6 million, $6.2 million and $5.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

(13)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2006, 2005 and 2004, the Company made payments to NMIC and NSC totaling $261.7 million, $274.1 million and $194.6 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.48 billion and $6.39 billion as of December 31, 2006 and 2005, respectively. Total revenues from these contracts were $133.4 million, $136.2 million and $136.5 million for the years ended December 31, 2006, 2005 and 2004, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $110.7 million, $107.3 million and $107.9 million for the years ended December 31, 2006, 2005 and 2004, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

The Company leases office space from NMIC. For the years ended December 31, 2006, 2005 and 2004, the Company made lease payments to NMIC of $19.3 million, $18.7 million and $18.4 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2006, 2005 and 2004 were $430.8 million, $429.5 million and $335.6 million, respectively, while benefits, claims and expenses ceded during these years were $470.4 million, $398.8 million and $336.0 million, respectively.

Funds of NWD Investment Management, Inc. (NWD), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2006 and 2005, customer allocations to NWD funds totaled $18.26 billion and $15.70 billion, respectively. For the years ended December 31, 2006, 2005 and 2004, NWD paid the Company $64.4 million, $51.6 million and $44.5 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $28.3 million, $26.5 million and $23.2 million for the years ended December 31, 2006, 2005 and 2004, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2006 and 2005, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2006, 2005 and 2004, the most the Company had outstanding at any given time was $191.5 million, $55.3 million and $227.7 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $601.3 million and $390.9 million as of December 31, 2006 and 2005, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2006, 2005 and 2004 were $58.1 million, $59.0 million and $63.1 million, respectively.

During the years ended December 31, 2006 and 2005, the Company did not purchase any fixed maturity securities available-for-sale from NFN compared to $829.9 million during 2004. NFN recorded gross realized gains of $23.4 million on such transactions during 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $6.9 million, $2.9 million and $2.6 million for the years ended December 31, 2006, 2005 and 2004, respectively.

Historically, the Company has retained funds for certain claim and benefit payments to customers in the form of interest-bearing accounts. During the year ended December 31, 2006, this practice was discontinued. Eligible participant balances totaling $224.7 million were transferred from the Company to interest-bearing deposit accounts of Nationwide Bank, a wholly-owned subsidiary of NFS, in exchange for cash plus a premium of $0.7 million payable to NFS for the value of the relationships acquired by Nationwide Bank.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments (from) to NMIC were $(15.3) million, $45.0 million and $37.4 million in the years ended December 31, 2006, 2005 and 2004, respectively. These payments related to tax years prior to deconsolidation.

In 2006, 2005 and 2004, NLIC paid dividends to NFS totaling $375.0 million, $185.0 million and $125.0 million, respectively.

(14)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the Untied States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. NFS, NLIC and NRS intend to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. NLIC continues to defend this lawsuit vigorously.

On January 21, 2004, NLIC, Nationwide Life Insurance Company of America, NLAIC, NFS and Nationwide Financial Corporation (collectively referred to as the Companies) were named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that the Companies and/or their affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005, the Companies filed a motion for summary judgment. On June 15, 2006, the District Court granted the Companies’ motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and the Companies are awaiting a decision. The Companies continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NLIC and NFS, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. NFS and NLIC continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(15)	Guarantees
Since 2001, the Company has sold $626.1 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2006, the Company held guarantee reserves totaling $6.3 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.36 billion. The Company does not anticipate making any payments related to these guarantees.

At the time of the sales, $5.9 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2006 and 2005, no stabilization collateral amounts were released into income. As of December 31, 2006 and 2005, $2.2 million of stabilization collateral was unrecognized and recorded as a reserve, respectively.

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(16)	Variable Interest Entities
As of December 31, 2006 and 2005, the Company had relationships with 18 and 19 variable interest entities (VIEs), respectively, each of which the Company was the primary beneficiary. As of December 31, 2006, each VIE was a conduit that assists the Company in structured products transactions involving the sale of Tax Credit Funds to third party investors for which the Company provides guaranteed returns (see Note 15). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

VIE net assets were $445.5 million and $440.6 million as of December 31, 2006 and December 31, 2005, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2006	2005
Mortgage loans on real estate	$—	$31.5
Other long-term investments	432.5	478.6
Short-term investments	33.7	42.3
Other assets	37.8	41.3
Short-term debt	—	(32.6)
Other liabilities	(58.5)	(120.5)
The Company’s total loss exposure from VIEs of which the Company is the primary beneficiary was immaterial as of December 31, 2006 and 2005 (except for the impact of guarantees disclosed in Note 15).

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in Tax Credit Funds of which the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to utilize certain tax credits and realize other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but of which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $68.9 million and $53.9 million as of December 31, 2006 and 2005, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(17)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401(k) business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain structured products business; the MTN program; net investment income and certain expenses not allocated to other segments; periodic net coupon settlements on non-qualifying derivatives; interest expense on debt; revenue and expenses of the Company’s non-insurance subsidiaries not reported in other segments; and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Traditional life insurance and immediate annuity premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder account values	501.7	440.5	179.2	208.7	1,330.1
Life insurance and annuity benefits	202.8	—	247.5	—	450.3
Policyholder dividends on participating policies	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense on debt	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	4.0	531.8

Total benefits and expenses	1,263.5	657.5	664.3	268.3	2,853.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	90.9	$653.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(1.0)
Adjustment to amortization related to net realized gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$80.0

Assets as of period end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Traditional life insurance and immediate annuity premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	9.5	9.5
Other income	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder account values	557.7	444.8	182.4	146.1	1,331.0
Life insurance and annuity benefits	149.1	—	228.4	—	377.5
Policyholder dividends on participating policies	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense on debt	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.8	538.8

Total benefits and expenses	1,229.0	673.8	681.0	229.2	2,813.0

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.2	$620.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(9.5)
Adjustment to amortization of DAC related to net realized gains and losses	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$80.7

Assets as of period end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2004
Revenues:
Policy charges	$503.6	$157.0	$364.6	$—	$1,025.2
Traditional life insurance and immediate annuity premiums	87.5	—	182.9	—	270.4
Net investment income	824.8	627.9	327.2	220.6	2,000.5
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(43.0)	(43.0)
Other income	0.6	—	—	15.8	16.4

Total revenues	1,416.5	784.9	874.7	193.4	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	573.5	435.5	181.5	86.7	1,277.2
Life insurance and annuity benefits	136.9	—	232.3	—	369.2
Policyholder dividends on participating policies	—	—	36.2	—	36.2
Amortization of DAC	276.1	39.6	94.4	—	410.1
Interest expense on debt	—	—	—	59.8	59.8
Other operating expenses	210.0	184.5	159.7	27.8	582.0

Total benefits and expenses	1,196.5	659.6	704.1	174.3	2,734.5

Income from continuing operations before federal income tax expense	220.0	125.3	170.6	19.1	$535.0

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	43.0

Pre-tax operating earnings	$220.0	$125.3	$170.6	$62.1

Assets as of period end	$52,642.5	$29,668.7	$12,932.4	$10,714.3	$105,957.9

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I          Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2006 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$133.7	$133.7
Agencies not backed by the full faith and credit of the U.S. Government	559.4	603.4	603.4
Obligations of states and political subdivisions	266.0	259.5	259.5
Foreign governments	34.9	36.5	36.5
Public utilities	1,541.9	1,543.5	1,543.5
All other corporate	22,671.3	22,698.8	22,698.8

Total fixed maturity securities available-for-sale	25,197.2	25,275.4	25,275.4

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	13.3	17.8	17.8
Industrial, miscellaneous and all other	7.8	9.1	9.1
Nonredeemable preferred stocks	7.4	7.5	7.5

Total equity securities available-for-sale	28.5	34.4	34.4

Mortgage loans on real estate, net	8,222.9		8,202.2	[1]
Real estate, net:
Investment properties	66.3		49.7	[2]
Acquired in satisfaction of debt	5.2		5.1	[2]

Total real estate, net	71.5		54.8

Policy loans	639.2		639.2
Other long-term investments	677.4		574.9	[3,4]
Short-term investments, including amounts managed by a related party	1,722.0		1,722.0

Total investments	$36,558.7		$36,502.9

[1]
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

[2]	Difference from Column B primarily results from adjustments for accumulated depreciation.

[3]	Difference from Column B primarily is due to operating gains and/or losses of investments in limited partnerships.

[4]	Amount shown does not agree to the audited consolidated balance sheet due to $24.1 million in unconsolidated related party investments.
See accompanying report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2006, 2005 and 2004 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

2005
Individual Investments	$1,936.4	$14,970.9			$96.7
Retirement Plans	290.3	10,847.3			—
Individual Protection	1,328.7	5,531.9			163.3
Corporate and Other	42.5	4,591.0			—

Total	$3,597.9	$35,941.1			$260.0

2004
Individual Investments	$2,015.5	$15,500.6			$87.5
Retirement Plans	301.7	10,139.8			—
Individual Protection	1,244.1	5,430.5			182.9
Corporate and Other	(144.7)	5,312.2			—

Total	$3,416.6	$36,383.1			$270.4

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2006
Individual Investments	$739.5	$704.5	$352.7	206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	4.0

Total	$2,058.5	$1,806.0	$450.3	$531.8

2005
Individual Investments	$822.4	$706.8	$329.1	$193.1
Retirement Plans	642.9	444.8	47.2	181.8
Individual Protection	332.8	443.9	89.0	148.1
Corporate and Other	307.1	146.1	1.0	15.8

Total	$2,105.2	$1,741.6	$466.3	$538.8

2004
Individual Investments	$824.8	$710.4	$276.1	$210.0
Retirement Plans	627.9	435.5	39.6	184.5
Individual Protection	327.2	450.0	94.4	159.7
Corporate and Other	220.6	86.7	—	27.8

Total	$2,000.5	$1,682.6	$410.1	$582.0

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV          Reinsurance

As of December 31, 2006, 2005 and 2004 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance [1]	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	N/A

Total	$725.3	$445.8	$28.8	$308.3	9.3%

2005
Life insurance in force	$142,308.1	$52,339.1	$10.6	$89,979.6	0.0%

Premiums:
Life insurance [1]	$311.5	$51.8	$0.3	$260.0	0.1%
Accident and health insurance	415.2	445.1	29.9	—	N/A

Total	$726.7	$496.9	$30.2	$260.0	11.6%

2004
Life insurance in force	$123,756.6	$46,866.2	$10.2	$76,900.6	0.0%

Premiums:
Life insurance [1]	$300.7	$30.6	$0.3	$270.4	0.1%
Accident and health insurance	312.7	345.1	32.4	—	N/A

Total	$613.4	$375.7	$32.7	$270.4	12.1%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2006, 2005 and 2004 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

2005
Valuation allowances - mortgage loans on real estate	$33.3	$1.6	$—	$3.8	$31.1

2004
Valuation allowances - mortgage loans on real estate	$29.1	$7.5	$—	$3.3	$33.3

[1]	Amounts represent transfers to real estate owned and recoveries.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-II:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners’ Equity as of December 31, 2006.

Statements of Operations for the year ended
December 31, 2006.

Statements of Changes in Contract Owners’
Equity for the years ended December 31, 2006
and 2005.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of December
31, 2006 and 2005.

Consolidated Statements of Income for the
years ended December 31, 2006, 2005 and
2004.

Consolidated Statements of Shareholder’s
Equity for the years ended December 31,
2006,2005 and 2004.

Consolidated Statements of Cash Flows for
the years ended December 31, 2006, 2005
and 2004.

Notes to Consolidated Financial Statements.

Financial Statement Schedules

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously with Registration Statement (SEC File No. 333-104512) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously with Registration Statement (SEC File No. 333-104512) and hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor – Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

(7)	Not Applicable.

(8)	Not Applicable

(9)	Opinion of Counsel – Filed previously with Registration Statement (SEC File No. 333-104512) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Financial, Investments and Strategy	Robert A. Rosholt
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President - Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Vice President-Assistant to the CEO and Secretary	Thomas E. Barnes
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa		The company operates as a holding company.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio		The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Audenstar Limited	England and Wales		The company is an investment holding company.
BlueSpark, LLC	Ohio		The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Financial Settlement Services Agency, Inc.	Ohio		The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gartmore Distribution Services, Inc.*	Delaware		The company is a limited purpose broker-dealer.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gates, McDonald & Company	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTNHP, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.*	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Morely & Associates, Inc. (f.k.a. Gartmore Morley & Associates, Inc.)	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guarantee investment contracts for collective investment trusts and accounts.
Morley Financial Services, Inc. (f.k.a. Gartmore Morley Financial Services, Inc.)	Oregon		The company is a holding company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds.  This company is currently inactive.

Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as a holding company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Global Asset Management, Inc. (f.k.a. Gartmore Global Asset Management , Inc.)	Delaware		The company operates as a holding company.
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank	Ohio
This is a federal savings bank charted by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc.	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Sp. Zo.o	Poland		The company is currently inactive.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc. (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company underwrites general property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial and residential property insurance in Texas.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The company is currently inactive.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH UK, Ltd.*	United Kingdom		The company is currently inactive.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Holdings Service Corporation	Texas		The company is currently inactive.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
Union Bond & Trust Company (f.k.a. Gartmore Trust Company)	Oregon		The company is an Oregon state bank with trust powers.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for holding insurance companies of Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27.                 Number of Contract Owners

The number of Contract Owners of Qualified and Non-Qualified Contracts as of January 31, 2007 was 4,155 and 4,723 respectively.

Item 28.                 Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VL Separate Account-C
Nationwide Variable Account	Nationwide VL Separate Account-D
Nationwide Variable Account-II	Nationwide VL Separate Account-G
Nationwide Variable Account-4	Nationwide VLI Separate Account-2
Nationwide Variable Account-5	Nationwide VLI Separate Account-3
Nationwide Variable Account-6	Nationwide VLI Separate Account-4
Nationwide Variable Account-7	Nationwide VLI Separate Account-6
Nationwide Variable Account-8	Nationwide VLI Separate Account-7
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Keith J. Kelly
Senior Vice President, Treasurer and Director	James D. Benson.
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	Terry C. Smetzer
Director	John Laughlin Carter
Director	Keith I. Millner

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services

Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 19th day of April, 2007.

NATIONWIDE VARIABLE ACCOUNT-II
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ W. MICHAEL STOBART
W. Michael Stobart

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 19th day of April, 2007.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact